UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Helge K. Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Bridge BuilderTM
MUTUAL FUNDS
Annual Report
June 30, 2017
Bridge Builder Core Bond Fund
Bridge Builder Core Plus Bond Fund
Bridge Builder Municipal Bond Fund
Bridge Builder Large Cap Growth Fund
Bridge Builder Large Cap Value Fund
Bridge Builder Small/Mid Cap Growth Fund
Bridge Builder Small/Mid Cap Value Fund
Bridge Builder International Equity Fund

Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Letter to Shareholders

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds annual report for the fiscal year ended June 30, 2017. In this report you will find performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

During the past year, select changes were made to the Bridge Builder Mutual Fund lineup in support of our long-term investment philosophy. In the Bridge Builder International Equity Fund, Pzena Investment Management, LLC was added as an additional sub-adviser. Within the Bridge Builder Small/Mid Cap Value Fund, LSV Asset Management was also added as a sub-adviser. In the Bridge Builder Core Plus Bond Fund, Pacific Investment Management Company LLC (“PIMCO”) was added as sub-adviser to the Fund and Janus Capital Management, LLC was removed as a sub-adviser.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each Fund.

Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a multi-manager sub-advised structure, where several leading asset management firms are selected to invest a portion of the Fund’s assets. Each manager within a Fund provides a unique perspective and investment approach. These managers are selected by Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Edward Jones, and are approved by the Bridge Builder Mutual Funds’ Board of Trustees. Olive Street selects sub-advisers that it expects to use for the long term and strives to combine complementary investment styles, performance patterns and portfolio characteristics and to select high-quality strategies that have generally demonstrated a track record of success. The Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

For additional information about the Funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III Chairman, Bridge Builder Trust

Ryan T. Robson President, Bridge Builder Trust Principal, Edward Jones Investment Advisory

Annual Report • June 30, 2017	1

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2017, the Fund returned 0.33% and outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned -0.31%. In general, interest rates increased over the year, and when interest rates increase, bond prices generally decrease. The Federal Reserve Board (the “Fed”) raised rates three times over the past 12 months as the U.S. economy continued to improve. Bonds with credit risk, like corporate bonds, tend to perform well in an improving economy, and the past year was no exception. The period was positive for U.S. corporate bonds, especially high-yield corporates, leading them to outperform U.S. government bonds, which were overall negative for the year. Securitized bonds were mostly flat over the period.

The largest contributor to the Fund’s relative performance was security selection, meaning that the Fund invested in individual bonds that performed better than those in the benchmark index. The Fund also benefited from an overweight position to U.S. corporate bonds, as corporate bonds outperformed over the period. Another positive contributor to performance was relative maturity positioning. While interest rate positioning was a positive contributor to performance overall, within the securitized bond sector, it detracted from performance.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

2	Annual Report • June 30, 2017

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Bond Fund from its inception (October 28, 2013) to June 30, 2017 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns as of June 30, 2017

	1 Year	3 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	0.33%	2.92%	3.18%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.31%	2.48%	2.81%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.37%(1) and 0.17%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	31.4%
Corporate Bonds	29.0
Government Related Bonds	22.2
Asset-Backed Obligations	9.8
Short-Term Investments	7.6
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Annual Report • June 30, 2017	3

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2017, the Fund returned 0.87% and outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned -0.31%. In general, interest rates increased over the year, and when interest rates increase, bond prices generally decrease. The Fed raised rates three times over the past 12 months as the U.S. economy continued to improve. Bonds with credit risk, like corporate bonds, tend to perform well in an improving economy, and the past year was no exception. The period was positive for U.S. corporate bonds, especially high-yield corporates, leading them to outperform U.S. government bonds, which were overall negative for the year. Securitized bonds were mostly flat over the period.

The largest contributor to the Fund’s relative performance was security selection, meaning that the Fund invested in individual bonds which performed better than those in the benchmark index. Security selection was particularly strong in the corporate and securitized sectors. Another positive contributor to performance was relative interest rate positioning. The Fund also benefited from its comparative sector weighting decisions. Relative to its benchmark, the Fund was overweight corporate bonds, which performed well over the period, especially high yield issuances. The Fund also benefited from its underweight position in government-related bonds, which delivered negative returns for the period.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as futures contracts or swap agreements.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

4	Annual Report • June 30, 2017

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Plus Bond Fund from its inception (July 13, 2015) to June 30, 2017 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns of June 30, 2017

	1 Year	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	0.87%	3.18%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.31%	3.01%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.44%(1) and 0.24%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	34.0%
Mortgage-Backed Obligations	22.8
Government Related	20.7
Asset-Backed Obligations	12.9
Short-Term Investments	7.3
Bank Loans	2.2
Preferred Stocks	0.1

Annual Report • June 30, 2017	5

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for investors subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended, June 30, 2017, the Fund returned -0.36% and underperformed its benchmark, the Bloomberg Barclays Municipal 1-15 Year Index’s return of -0.15%. It was a tale of two periods, as the last half of 2016 was generally volatile for municipal bonds. We believe the impact of the presidential election in late 2016 led to mutual fund outflows, higher interest rates and weaker performance. Generally, when interest rates rise, bond prices fall. In 2017, stronger demand for municipals coupled with relatively lower supply of new bond issuance over the period aided performance.

The increase in interest rates was the biggest contributor to the Fund’s negative returns over the fiscal year. This was primarily due to the Fund’s allocation to longer maturity bonds, which were the most affected by the increase in rates. The Fund’s largest allocation was to revenue bonds, which were a stronger performing area of the market. Additionally, security selection within revenue bonds was additive to performance over the year. The Fund also had an allocation to below investment grade bonds, which are not included in the index. This allocation resulted in relative underperformance versus the benchmark, as these lower quality bonds underperformed over the period.

Investment Sub-advisers

FIAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FIAM analyzes issuer credit quality, security-specific features, current and potential future valuation, and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various municipal securities.	Wells Capital Management, Inc. starts its investment process with a top-down, macroeconomic outlook. Wells Capital Management’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

6	Annual Report • June 30, 2017

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Municipal Bond Fund from its inception (September 14, 2015) to June 30, 2017 as compared with the Bloomberg Barclays Municipal 1-15 Year Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

Bloomberg Barclays Municipal 1-15 Year Index

Average Annual Total Returns as of June 30, 2017

	1 Year	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	-0.36%	2.80%
Bloomberg Barclays Municipal 1-15 Year Index	-0.15%	2.88%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.44%(1) and 0.26%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Obligation	23.8%
General Revenue	21.5
Healthcare	15.0
Education	12.9
Transportation	12.0
Utilities	8.5
Short-Term Investments	3.7
Housing	2.6

Breakdown by State	(% of Long-Term Investments)
New York	10.9%
Texas	10.2
Illinois	9.7
Florida	7.0
Pennsylvania	6.2
California	4.9
Connecticut	3.9
New Jersey	3.6
Maryland	3.4
Michigan	3.3
Other	36.9

Annual Report • June 30, 2017	7

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2017, the Fund returned 18.26%, underperforming its benchmark, the Russell 1000® Growth Index, which returned 20.42%. Compared to its benchmark, the Fund was overweight in energy, the worst performing sector for the period. In addition, the Fund’s stock selection within healthcare detracted from performance. These two positions accounted for a majority of the Fund’s underperformance over the one-year period. Stock selection and an overweight position in the financials sector benefited Fund performance, as financials was one of the best performing sectors.

Within large capitalization stocks, financials and information technology have led the broad market for the year. In contrast, energy and telecommunications were the worst-performing sectors for the one-year period. Within the large-capitalization portion of the market, growth outperformed value-style stocks for the one-year period.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	William Blair Investment Management, LLC invests primarily in a diversified portfolio of equity securities of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics. William Blair performs fundamental company analysis and focuses on stock selection.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

8	Annual Report • June 30, 2017

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Growth Fund from its inception (April 27, 2015) to June 30, 2017 as compared with the Russell 1000® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

Russell 1000® Growth Index

Average Annual Total Returns as of June 30, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	18.26%	7.73%
Russell 1000® Growth Index	20.42%	9.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.50%(1) and 0.32%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	34.0%
Consumer Discretionary	16.4
Healthcare	13.8
Industrials	10.4
Financials	6.8
Consumer Staples	6.3
Energy	4.3
Short-Term Investments	4.3
Materials	1.7
Real Estate	1.1
Telecommunication Services	0.9
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Alphabet, Inc. – Class A	3.4%
Microsoft Corp.	3.2
Facebook, Inc.	3.2
Amazon.com, Inc.	3.0
Apple, Inc.	2.9
Visa, Inc.	2.0
Lowes Companies, Inc.	1.9
Schlumberger Ltd.	1.7
Alphabet, Inc. – Class C	1.6
Starbucks Corp.	1.6

Annual Report • June 30, 2017	9

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2017, the Fund returned 17.38%, outperforming its benchmark, the Russell 1000® Value Index, which returned 15.53%. Compared to the benchmark, the majority of the Fund’s outperformance was driven by underweights to the telecommunications, utilities and real estate sectors as these higher-dividend-yielding, more defensive sectors underperformed. Financials detracted from Fund performance, both from a stock selection and underweight perspective, as financials was one of the best performing sectors.

Within large capitalization stocks, financials and information technology led the broad market for the year. Conversely, energy and telecommunications were the worst-performing sectors of the market over this period. Within the large-capitalization portion of the market, growth outperformed value-style stocks for the one-year period.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market, and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

10	Annual Report • June 30, 2017

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Value Fund from its inception (April 27, 2015) to June 30, 2017 as compared with the Russell 1000® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

Russell 1000® Value Index

Average Annual Total Returns as of June 30, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	17.38%	7.98%
Russell 1000® Value Index	15.53%	7.60%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.50%(1) and 0.35%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	20.1%
Healthcare	13.9
Consumer Discretionary	12.9
Information Technology	11.6
Industrials	10.7
Energy	8.6
Consumer Staples	8.0
Materials	7.4
Short-Term Investments	3.8
Real Estate	1.7
Telecommunication Services	0.7
Utilities	0.6

Top Ten Equity Holdings	(% of Net Assets)
Citigroup, Inc.	1.9%
Medtronic Plc	1.9
Cardinal Health, Inc.	1.7
Berkshire Hathaway, Inc.	1.7
Chubb Ltd.	1.5
Microsoft Corp.	1.4
Apple, Inc.	1.4
Lyondellbasell Industries NV	1.3
Merck & Co., Inc.	1.3
UnitedHealth Group, Inc.	1.2

Annual Report • June 30, 2017	11

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2017, the Fund returned 19.87%, while its benchmark, the Russell 2500® Growth Index, returned 21.44% for the period. Compared to its benchmark, the majority of the Fund’s relative underperformance was driven by negative stock selection in the consumer discretionary sector. Additionally, the Fund was overweight in the energy and consumer staples sectors, which detracted from relative performance. The Fund benefited from positive stock selection within the financial sector.

For the year, small-capitalization stocks outperformed mid-capitalization stocks. Within sectors, healthcare and information technology outperformed the broader market. Conversely, the energy and consumer staples sectors underperformed the broader market. Within the mid-capitalization segment of the market, growth stocks outperformed value stocks; within the small-capitalization segment of the market, value stocks slightly outperformed growth stocks.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

12	Annual Report • June 30, 2017

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Growth Fund from its inception (April 27, 2015) to June 30, 2017 as compared with the Russell 2500® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

Russell 2500® Growth Index

Average Annual Total Returns as of June 30, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	19.87%	6.90%
Russell 2500® Growth Index	21.44%	5.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.72%(1) and 0.48%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	22.9%
Healthcare	20.2
Industrials	15.2
Consumer Discretionary	11.2
Financials	9.6
Consumer Staples	6.9
Short-Term Investments	4.5
Materials	4.3
Real Estate	2.6
Energy	2.2
Telecommunication Services	0.2
Utilities	0.2

Top Ten Equity Holdings	(% of Net Assets)
Rockwell Automation, Inc.	1.4%
IDEX Corp.	1.3
Workday, Inc.	1.3
Dentsply Sirona, Inc.	1.3
Fortinet, Inc.	1.2
Splunk, Inc.	1.1
Mettler-Toledo International, Inc.	1.0
Berry Global Group, Inc.	1.0
Palo Alto Networks, Inc.	1.0
Advance Auto Parts, Inc.	1.0

Annual Report • June 30, 2017	13

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2017, the Fund returned 18.33%, while its benchmark, the Russell 2500® Value Index, returned 18.36% for the period. Compared to its benchmark, the majority of the Fund’s relative underperformance was driven by negative stock selection within the healthcare and consumer discretionary sectors. The Fund benefited from an overweight in information technology; given the strong performance of the sector, the overweight position helped offset negative contributions from stock selection.

For the year, small-capitalization stocks outperformed mid-capitalization stocks. Within sectors, information technology and financials outperformed the broader market. Conversely, the telecommunications and energy sectors underperformed the broader market. Within the mid-capitalization segment of the market, growth stocks outperformed value stocks; within the small-capitalization segment of the market, value stocks slightly outperformed growth stocks.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies that typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value, and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partner’s strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.

LSV Asset Management

primarily invests in medium capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

14	Annual Report • June 30, 2017

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Value Fund from its inception (April 27, 2015) to June 30, 2017 as compared with the Russell 2500® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

Russell 2500® Value Index

Average Annual Total Returns as of June 30, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	18.33%	5.86%
Russell 2500® Value Index	18.36%	7.55%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.81%(1) and 0.62%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	23.4%
Industrials	15.4
Information Technology	13.9
Consumer Discretionary	11.4
Real Estate	7.9
Materials	6.7
Energy	5.8
Healthcare	5.5
Utilities	4.4
Short-Term Investments	3.3
Consumer Staples	2.0
Telecommunication Services	0.3

Top Ten Equity Holdings	(% of Net Assets)
Brunswick Corp.	1.1%
Fidelity National Information Services, Inc.	1.0
Reinsurance Group of America, Inc.	0.9
Crown Holdings, Inc.	0.8
Huntington Bancshares, Inc.	0.7
Investors Bancorp, Inc.	0.7
Fifth Third Bancorp	0.6
ManpowerGroup, Inc.	0.6
Unum Group	0.6
SunTrust Banks, Inc.	0.6

Annual Report • June 30, 2017	15

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2017, the Fund returned 18.78%, while its benchmark, the MSCI EAFE Index, returned 20.27%, which resulted in relative underperformance. Select Eurozone countries such as Germany, France and Spain outperformed the broader market, while the U.K. underperformed. Despite a notable decline in the Japanese yen, the U.S. dollar generally depreciated versus the currencies of other developed regions, boosting returns of international securities for U.S. investors. Financials, information technology, and materials outperformed all other sectors, as telecommunication services, utilities, healthcare, and energy lagged. Growth stocks in developed markets underperformed value stocks, and small-capitalization securities performed better than large-capitalization securities.

Compared to its benchmark, the Fund was most underweight in financials and materials. Since financials and materials led other sectors, these underweight sectors drove the majority of the Fund’s relative underperformance, offsetting the positive impact of being overweight information technology. The Fund also differed from its benchmark in that it had an allocation to emerging markets. Positive stock selection, especially in emerging markets, healthcare, and consumer discretionary, supported relative returns.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.	Manning & Napier Advisors, LLC uses a bottom up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations and for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.

	Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

16	Annual Report • June 30, 2017

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder International Equity Fund from its inception (July 6, 2015) to June 30, 2017 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2017

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2017

	1 Year	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	18.78%	6.24%
MSCI EAFE Index	20.27%	4.61%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.70%(1) and 0.47%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Annual Report • June 30, 2017	17

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	17.8%
Consumer Discretionary	14.9
Consumer Staples	12.3
Healthcare	11.9
Information Technology	11.8
Industrials	11.8
Energy	5.6
Short-Term Investments	4.2
Telecommunication Services	3.9
Materials	3.2
Utilities	1.9
Real Estate	0.7

Country Breakdown	(% of Long-Term Investments)
Japan	17.8%
United Kingdom	14.8
Switzerland	8.9
France	7.5
Germany	6.5
China	4.8
Netherlands	4.3
Hong Kong	3.8
Spain	3.7
Australia	2.5
Other	25.4

Top Ten Equity Holdings	(% of Net Assets)
Nestle SA	1.8%
Sanofi SA	1.4
Novartis AG	1.4
Tesco Plc	1.3
BP Plc	1.2
Roche Holding AG	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.2
Tencent Holdings Ltd.	0.9
Telefonica SA	0.9
Sumitomo Mitsui Financial Group, Inc.	0.9

ADR American Depository Receipt

18	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s Prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street Investment Advisers, LLC has contractually agreed, until at least October 28, 2017, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by the Adviser.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate, liquidity and reinvestment risk. Investments in asset-backed, mortgage-related and mortgage- backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in small and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager funds may lead to overlapping securities transactions resulting in higher transaction expenses compared to a single manager fund. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

Annual Report • June 30, 2017	19

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

20	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher.

		Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$1,026.40	0.15%	$0.75
	Hypothetical	1,000.00	1,024.05		0.75
Bridge Builder Core Plus Bond Fund
	Actual	1,000.00	1,026.60	0.19	0.95
	Hypothetical	1,000.00	1,023.85		0.95
Bridge Builder Municipal Bond Fund
	Actual	1,000.00	1,030.80	0.21	1.06
	Hypothetical	1,000.00	1,023.75		1.05
Bridge Builder Large Cap Growth Fund
	Actual	1,000.00	1,132.90	0.27	1.43
	Hypothetical	1,000.00	1,023.46		1.35
Bridge Builder Large Cap Value Fund
	Actual	1,000.00	1,074.70	0.29	1.49
	Hypothetical	1,000.00	1,023.36		1.45
Bridge Builder Small/Mid Cap Growth Fund
	Actual	1,000.00	1,101.60	0.42	2.19
	Hypothetical	1,000.00	1,022.71		2.11
Bridge Builder Small/Mid Cap Value Fund
	Actual	1,000.00	1,035.30	0.48	2.42
	Hypothetical	1,000.00	1,022.41		2.41
Bridge Builder International Equity Fund
	Actual	1,000.00	1,156.70	0.41	2.19
	Hypothetical	1,000.00	1,022.76		2.06

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.

Annual Report • June 30, 2017	21

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2017

	Principal Amount	Value
BONDS & NOTES – 97.65%
Asset-Backed Obligations – 10.28%
Various Securities (1)(7)(8)	$1,409,959,511	$1,397,292,348

Total Asset-Backed Obligations		1,397,292,348

Corporate Bonds – 30.68%
Basic Materials – 1.40%
Various Securities (1)	180,181,000	190,689,263

Total Basic Materials		190,689,263

Communications – 2.39%
Various Securities (1)	309,534,000	325,205,476

Total Communications		325,205,476

Consumer, Cyclical – 1.93%
Various Securities (1)(8)	252,615,997	262,363,944

Total Consumer, Cyclical		262,363,944

Consumer, Non-cyclical – 4.22%
Various Securities (1)	553,213,977	574,146,298

Total Consumer, Non-cyclical		574,146,298

Diversified – 0.06%
Various Securities (1)	8,037,000	8,560,548

Total Diversified		8,560,548

Energy – 3.29%
Various Securities (1)	426,042,125	446,422,063

Total Energy		446,422,063

Financials – 11.74%
Citigroup, Inc., 2.75%, Apr. 2022	26,291,000	26,292,262
Other Securities (1)	1,509,912,880	1,570,146,382

Total Financials		1,596,438,644

Industrials – 1.77%
Various Securities (1)	232,212,046	240,466,197

Total Industrials		240,466,197

Real Estate – 0.07%
Various Securities	9,518,000	9,769,998

Total Real Estate		9,769,998

Technology – 1.51%
Various Securities (1)	197,675,000	204,527,729

Total Technology		204,527,729

Utilities – 2.30%
Various Securities (1)	295,644,758	312,983,779

Total Utilities		312,983,779

Total Corporate Bonds		4,171,573,939

Government Related – 23.47%
Other Government Related – 2.83%
Residual Funding Co. Principal Strip, 0.00%, Jul. 2020	25,916,000	24,564,196
Other Securities (1)	341,058,000	360,361,262

Total Other Government Related		384,925,458

U.S. Treasury – 20.64%
U.S. Treasury Note/Bond, 1.25%, May 2019	27,740,000	27,673,896
U.S. Treasury Note/Bond, 1.25%, Jun. 2019	50,673,000	50,536,436
U.S. Treasury Note/Bond, 1.38%, Apr. 2021	93,575,000	92,379,767
U.S. Treasury Note/Bond, 1.50%, May 2020	34,255,000	34,214,853
U.S. Treasury Note/Bond, 1.63%, Apr. 2023	78,315,000	76,611,022

The accompanying notes are an integral part of these financial statements.

22	Annual Report • June 30, 2017

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

	Principal Amount	Value
U.S. Treasury – 20.64% – (continued)
U.S. Treasury Note/Bond, 1.63%, Nov. 2020	$23,776,000	$23,759,285
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	64,525,000	64,194,826
U.S. Treasury Note/Bond, 1.75%, May 2023	79,000,000	77,808,838
U.S. Treasury Note/Bond, 1.88%, Jan. 2022	51,000,000	51,059,772
U.S. Treasury Note/Bond, 1.88%, Mar. 2022	63,286,000	63,320,617
U.S. Treasury Note/Bond, 1.88%, Apr. 2022	28,171,000	28,163,309
U.S. Treasury Note/Bond, 2.00%, Dec. 2021	51,000,000	51,366,588
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	27,627,000	26,941,712
U.S. Treasury Note/Bond, 2.13%, Jun. 2021	51,510,000	52,248,447
U.S. Treasury Note/Bond, 2.13%, Sep. 2021	116,865,000	118,449,105
U.S. Treasury Note/Bond, 2.13%, May 2025	69,875,000	69,427,381
U.S. Treasury Note/Bond, 2.25%, Jul. 2021	50,000,000	50,949,200
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	122,335,000	122,349,313
U.S. Treasury Note/Bond, 2.50%, May 2024	63,300,000	64,838,000
U.S. Treasury Note/Bond, 2.88%, May 2043 (4)	137,150,000	138,639,312
U.S. Treasury Note/Bond, 3.00%, May 2045	37,295,000	38,489,596
U.S. Treasury Note/Bond, 3.00%, Feb. 2047	50,810,000	52,504,971
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	98,799,100	111,762,629
U.S. Treasury Note/Bond, 4.25%, Nov. 2040	25,610,000	32,213,590
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	36,425,000	48,580,423
U.S. Treasury Note/Bond, 5.25%, Nov. 2028	19,540,500	25,163,728
U.S. Treasury Strip Coupon, 0.00%, May 2020	39,615,000	37,892,896
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	28,543,000	27,143,679
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	31,043,348
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	54,829,888
U.S. Treasury Strip Coupon, 0.00%, May 2023	33,770,000	29,868,045
U.S. Treasury Note/Bond, 0.75%-8.75%, Oct. 2017-Nov. 2046	507,781,000	532,425,242
U.S. Treasury Strip Coupon, 0.00%, Nov. 2017-Aug. 2041	602,741,000	470,480,238
Other Securities (2)	39,845,737	28,320,349

Total U.S. Treasury		2,805,650,301

Total Government Related		3,190,575,759

Mortgage-Backed Obligations – 33.22%
Fannie Mae, 2.68%, Dec. 2026	43,307,000	42,293,963
Fannie Mae, 3.00%, Aug. 2025 (3)	25,500,000	26,141,485
Fannie Mae, 3.00%, Jul. 2027 (3)	39,050,000	40,072,013
Fannie Mae, 3.00%, Jul. 2042 (3)	58,285,000	58,193,929
Fannie Mae, 3.09%, Apr. 2027	23,211,000	23,561,702
Fannie Mae, 3.50%, Jul. 2041 (3)	80,295,000	82,444,168
Fannie Mae, 4.00%, Jul. 2040 (3)	136,089,155	143,066,031
Fannie Mae, 4.50%, Jul. 2041 (3)	55,285,000	59,288,801
Freddie Mac, 3.00%, Jul. 2043 (3)	46,325,000	46,216,423
Freddie Mac, 3.36%, Dec. 2026	27,000,000	28,128,794
Freddie Mac, 3.50%, Jul. 2042 (3)	28,295,000	29,059,848
Freddie Mac, 4.00%, Jul. 2041 (3)	47,280,000	49,716,026
Ginnie Mae, 3.00%, Jul. 2045 (3)	23,660,000	23,896,600
Ginnie Mae, 3.50%, Jul. 2045 (3)	50,360,000	52,150,142
Ginnie Mae, 4.00%, Jul. 2042 (3)	56,750,000	59,711,641
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, 3.45%, Jul. 2050	27,200,000	27,992,053
Mortgage Repurchase Agreement Financing Trust Series 2016-4, 2.32%, May 2019	23,130,000	23,067,896
Fannie Mae, 1.35%-10.50%, Aug. 2017-Nov. 2048 (3)	1,333,342,030	1,380,531,374
Fannie Mae, 1.54%-4.33%, Aug. 2019-Apr. 2029	104,232,300	106,062,912
Freddie Mac, 0.00%-10.00%, Oct. 2017-Jul. 2047	454,405,070	471,082,776
Freddie Mac, 1.00%-5.09%, Jan. 2019-Jan. 2031	324,596,235	182,188,112
Ginnie Mae, 3.00%-8.50%, Mar. 2025-May 2063 (3)	247,857,487	256,887,082
Ginnie Mae, 0.00%-23.51%, Nov. 2020-Jun. 2067	235,740,655	195,096,660
Other Securities (1)(7)(8)	1,282,584,264	1,110,461,409

Total Mortgage-Backed Obligations		4,517,311,840

Total Bonds & Notes (Cost: $13,088,057,611)		13,276,753,886

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	23

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
Various Securities	95,000	$2,605,850

Total Preferred Stocks (Cost: $2,375,000)		2,605,850

SHORT-TERM INVESTMENTS – 8.07%
Money Market Funds – 8.06%
Fidelity Institutional Money Market Government Funds – Class I , 0.81% (5)(6)	547,323,679	547,323,679
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 0.84% (5)(6)	548,895,840	548,895,840

Total Money Market Funds		1,096,219,519

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, Apr. 2018 (4)	$1,000,000	$990,471

Total U.S. Treasury Bills		990,471

Total Short-Term Investments (Cost: $1,097,210,819)		1,097,209,990

TOTAL INVESTMENTS IN SECURITIES – 105.74% (Cost: $14,187,643,430)		14,376,569,726
LIABILITIES IN EXCESS OF OTHER ASSETS – (5.74)%		(780,742,021)

TOTAL NET ASSETS – 100.00%		$13,595,827,705

Percentages are stated as a percent of net assets

(1)	Security is restricted or includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities totals $1,934,772,921, which represents 14.23% of total net assets. See Note 3(d) in the Notes to Financial Statements.

(2)	Inflation protected security or includes inflation protected securities. The value of these securities total $18,115,750, which represents 0.13% of total net assets.

(3)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $713,114,849, which represents 5.25% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $2,672,390, which represent 0.02% of total net assets.

(5)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Includes securities that are treated as illiquid by the Fund. The value of these securities total $47,290,200, which represents 0.35% of total net assets.

(8)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $127,785,038, which represents 0.94% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(1,650)	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2017	$(208,560,324)	$(207,126,562)	$1,433,762
643	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2017	139,149,354	138,958,329	(191,025)
2,885	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2017	340,766,902	339,956,682	(810,220)
(491)	U.S. Long Bond Future	J.P. Morgan	Sep. 2017	(75,443,364)	(75,460,562)	(17,198)
507	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2017	83,270,200	84,098,625	828,425

						$1,243,744

The accompanying notes are an integral part of these financial statements.

24	Annual Report • June 30, 2017

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2017

	Principal Amount	Value
BONDS & NOTES – 95.19%
Asset-Backed Obligations – 13.59%
Denali Capital CLO X Ltd., 2.32%, Apr. 2025 (1)	$15,200,000	$15,201,414
Dryden 35 EURO CLO 2014 BV, 0.70%, May 2027 (1)	EUR 13,350,000	15,232,455
Munda CLO 1 BV, 0.61%, Dec. 2024 (1)	20,000,000	21,464,079
National Collegiate Student Loan Trust, 1.46%, Jul. 2030	$15,229,079	15,060,001
SoFi Consumer Loan Program LLC, 2.50%, May 2026 (1)	15,900,000	15,897,122
VOLT LVIII LLC, 3.38%, May 2047 (1)	27,945,674	27,935,525
VOLT LXI LLC, 3.13%, Jun. 2047 (1)	16,755,000	16,755,000
VOLT LX LLC, 3.25%, June 2047 (1)	15,600,000	15,586,316
Other Securities (1)(6)(8)*	736,662,958	729,806,841

Total Asset-Backed Obligations		872,938,753

Corporate Bonds – 35.81%
Basic Materials – 0.90%
Various Securities (1)	56,277,000	57,993,847

Total Basic Materials		57,993,847

Communications – 3.72%
Various Securities (1)*	233,448,000	239,157,592

Total Communications		239,157,592

Consumer, Cyclical – 3.23%
Various Securities (1)(6)(8)*	199,882,268	207,711,723

Total Consumer, Cyclical		207,711,723

Consumer, Non-cyclical – 5.27%
Anheuser-Busch InBev Finance, Inc., 3.65%, Feb. 2026	$15,318,000	15,783,177
Other Securities (1)(6)(8)*	316,800,000	323,004,705

Total Consumer, Non-cyclical		338,787,882

Diversified – 0.04%
Various Securities	$2,460,000	2,617,525

Total Diversified		2,617,525

Energy – 2.86%
Petrobras Global Finance BV, 6.13%, Jan. 2022	16,825,000	17,371,812
Other Securities (1)*	160,625,350	166,227,945

Total Energy		183,599,757

Financials – 13.17%
Ally Financial, Inc., 8.00%, Nov. 2031	$14,690,000	17,995,250
Barclays Plc, 7.25%, Mar. 2163	GBP 14,083,000	19,349,974
Lloyds Banking Group Plc, 7.00%, Jun. 2164	18,850,000	25,453,564
Bank of America Corp., 3.25%-7.63%, Aug. 2017-Apr. 2038	$69,615,000	71,850,297
Other Securities (1)*	688,696,885	711,166,833

Total Financials		845,815,918

Industrials – 1.86%
Various Securities (1)*	115,406,000	119,143,306

Total Industrials		119,143,306

Real Estate – 0.69%
Various Securities	$43,880,000	44,559,857

Total Real Estate		44,559,857

Technology – 1.93%
Various Securities (1)*	119,245,000	123,601,537

Total Technology		123,601,537

Utilities – 2.14%
Various Securities (1)	$134,790,000	137,377,314

Total Utilities		137,377,314

Total Corporate Bonds		2,300,366,258

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

	Principal Amount	Value
Government Related – 21.79%
Other Government Related – 2.27%
Various Securities (1)*	27,803,635,962	$145,625,050

Total Other Government Related		145,625,050

U.S. Treasury – 19.52%
U.S. Treasury Inflation Indexed Bonds, 0.13%, Jul. 2026 (2)	$34,296,434	33,073,184
U.S. Treasury Note/Bond, 0.63%, Jul. 2017	22,055,000	22,050,611
U.S. Treasury Note/Bond, 0.63%, Jun. 2018	25,000,000	24,841,800
U.S. Treasury Note/Bond, 0.75%, Apr. 2018	80,780,000	80,432,888
U.S. Treasury Note/Bond, 0.75%, Oct. 2018	15,235,000	15,117,767
U.S. Treasury Note/Bond, 0.88%, May 2018	16,750,000	16,691,107
U.S. Treasury Note/Bond, 0.88%, May 2019	34,710,000	34,390,009
U.S. Treasury Note/Bond, 1.25%, Apr. 2019	92,135,000	91,911,849
U.S. Treasury Note/Bond, 1.25%, May 2019	47,490,000	47,376,831
U.S. Treasury Note/Bond, 1.38%, May 2021	19,150,000	18,883,700
U.S. Treasury Note/Bond, 1.50%, Jan. 2022	20,990,000	20,671,057
U.S. Treasury Note/Bond, 1.75%, May 2022	115,525,000	114,834,507
U.S. Treasury Note/Bond, 1.75%, Jun. 2022	142,410,000	141,475,506
U.S. Treasury Note/Bond, 1.88%, Apr. 2022	23,745,000	23,738,518
U.S. Treasury Note/Bond, 2.00%, Apr. 2024	131,200,000	130,180,182
U.S. Treasury Note/Bond, 2.00%, May 2024	79,700,000	79,036,896
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	44,737,000	43,627,299
U.S. Treasury Note/Bond, 2.13%, Feb. 2024	16,207,000	16,222,202
U.S. Treasury Note/Bond, 2.25%, Feb. 2027	28,345,000	28,218,780
U.S. Treasury Note/Bond, 2.50%, May 2046	21,990,000	20,494,504
U.S. Treasury Note/Bond, 2.88%, Nov. 2046	18,635,000	18,769,675
U.S. Treasury Note/Bond, 3.00%, May 2047	115,950,000	119,872,357
U.S. Treasury Inflation Indexed Bonds, 0.13%-0.88%, Apr. 2021-Feb. 2047 (2)	53,528,296	52,185,056
U.S. Treasury Note/Bond, 0.50%-3.00%, Jul. 2017-Feb. 2046 (5)	60,770,000	60,071,684

Total U.S. Treasury		1,254,167,969

Total Government Related		1,399,793,019

Mortgage-Backed Obligations – 24.00%
Alternative Loan Trust, 1.67%, Jun. 2046	20,220,899	18,591,877
Eurosail Plc, 1.06%, Sep. 2045	GBP 13,616,612	16,371,999
Fannie Mae, 3.00%, Jun. 2043	$16,351,792	16,414,888
Fannie Mae, 3.00%, Nov. 2046	17,847,876	17,851,179
Fannie Mae, 3.50%, Jul. 2041 (3)	35,495,000	36,445,056
Fannie Mae, 4.00%, Jul. 2040 (3)	59,580,000	62,619,509
Fannie Mae, 4.50%, Aug. 2040 (3)	39,580,000	42,396,952
Fannie Mae, 4.50%, Apr. 2047	42,394,381	45,459,858
Freddie Mac, 3.50%, Oct. 2045	16,193,489	16,734,732
Freddie Mac, 3.50%, Aug. 2046	34,436,855	35,480,114
Freddie Mac, 4.00%, Nov. 2045	18,130,372	19,079,306
Ginnie Mae, 3.50%, Jul. 2045 (3)	21,930,000	22,709,543
Ginnie Mae, 4.00%, Jul. 2042 (3)	38,480,000	40,488,175
Ginnie Mae, 4.50%, Jul. 2041 (3)	24,170,000	25,681,551
Rosslyn Portfolio Trust, 2.11%, Jun. 2033 (1)	15,800,000	15,799,684
Fannie Mae, 2.28%-6.50%, Oct. 2021-Jul. 2047 (3)	371,366,031	383,355,126
Freddie Mac, 2.50%-8.00%, Jul. 2030-Apr. 2047 (3)	179,472,011	184,671,925
Ginnie Mae, 2.50%-5.50%, May 2040-May 2047 (3)	161,508,478	167,589,920
Other Securities (1)(6)(8)*	383,378,392	373,594,074

Total Mortgage-Backed Obligations		1,541,335,468

Total Bonds & Notes (Cost: $6,081,095,442)		6,114,433,498

Bank Loans – 2.26%
Various Securities (6)(8)*	145,336,850	145,311,196

Total Bank Loans (Cost: $145,618,971)		145,311,196

The accompanying notes are an integral part of these financial statements.

26	Annual Report • June 30, 2017

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

	Shares	Value
PREFERRED STOCKS – 0.07%
Consumer, Non-cyclical – 0.03%
Various Securities	17,080	$1,780,590

Total Consumer, Non-cyclical		1,780,590

Financials – 0.04%
Various Securities	107,846	2,780,270

Total Financials		2,780,270

Total Preferred Stocks (Cost: $4,550,376)		4,560,860

SHORT-TERM INVESTMENTS – 7.68%
Money Market Funds – 6.55%
Fidelity Institutional Money Market Government Funds – Class I , 0.81% (4)(7)	208,992,028	208,992,028
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 0.84% (4)(7)	211,946,351	211,946,351

Total Money Market Funds		420,938,379

	Principal Amount	Value
Certificate of Deposit – 0.05%
Credit Suisse AG/New York NY , 2.03%	$2,940,000	$2,944,692

Total Certificate of Deposit		2,944,692

Commercial Paper – 0.07%
Enbridge Energy Partners LP, 1.88%	3,140,000	3,134,581
Ford Motor Credit Co. LLC, 1.78%	1,490,000	1,486,055

Total Commercial Paper		4,620,636

Repurchase Agreement – 0.98%
Merrill Lynch Pierce Fenner & Smith, Inc., 1.33%, dated 6/29/2017, due 7/3/2017, repurchase price $50,005,542, (collaterized by U.S. Treasury Bond, value $50,769,343, 3.63%, 2/15/2044) (Cost $50,000,000)	50,000,000	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.39%, dated 6/30/2017, due 7/3/2017, repurchase price $13,001,546, (collaterized by U.S. Treasury Bond, value $13,054,991, 3.63%, 8/15/2043) (Cost $13,000,000)	13,000,000	13,000,000

Total Repurchase Agreement		63,000,000

U.S. Treasury Bills – 0.03%
U.S. Treasury Bill, 0.00%, Sep. 2017 (5)	2,040,000	2,036,446

Total U.S. Treasury Bills		2,036,446

Total Short-Term Investments (Cost: $493,534,688)		493,540,153

TOTAL INVESTMENTS IN SECURITIES – 105.20% (Cost: $6,724,799,477)		6,757,845,707
LIABILITIES IN EXCESS OF OTHER ASSETS – (5.20)%		(334,372,760)

TOTAL NET ASSETS – 100.00%		$6,423,472,947

Percentages are stated as a percent of net assets

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

(1)	Restricted security or includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,110,223,761, which represents 17.28% of total net assets. See Note 3(d) in the Notes to Financial Statements.

(2)	Inflation protected security or includes inflation protected securities. The value of these securities total $85,258,240 which represents 1.33% of total net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

(3)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $267,385,976, which represents 4.16% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures and swap contracts. The value of the pledged issues total $5,485,076, which represent 0.09% of total net assets.

(6)	Includes securities that are treated as illiquid by the Fund. The value of these securities total $14,458,790, which represents 0.23% of the total net assets.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $62,688,278, which represents 0.98% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
54	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2017	$6,817,586	$6,778,688	$(38,898)
2,429	U.S. 10 Year Note Future	RBC Capital Markets	Sep. 2017	306,277,974	304,915,406	(1,362,568)
(508)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sep. 2017	(68,649,933)	(68,484,750)	165,183
995	U.S. 2 Year Note Future	Citigroup Global Markets	Sep. 2017	215,330,251	215,028,829	(301,422)
204	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2017	44,121,703	44,086,313	(35,390)
471	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2017	55,632,069	55,500,727	(131,342)
97	U.S. 5 Year Note Future	Goldman Sachs	Sep. 2017	11,439,334	11,430,086	(9,248)
373	U.S. Long Bond Future	Goldman Sachs	Sep. 2017	56,708,253	57,325,437	617,184
144	U.S. Ultra Bond Future	Goldman Sachs	Sep. 2017	23,810,140	23,886,000	75,860

						$(1,020,641)

Forward Foreign Currency Exchange Contracts

Over-the-Counter

Purchase Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Purchased	Value at Settlement Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Euro, Settlement 7/21/17	Canadian Imperial Bank of Commerce	EUR/USD	1,365,763	$1,489,392	$1,561,727	$72,335
British Pound, Settlement 8/15/17	J.P. Morgan	GBP/USD	5,307,000	6,829,637	6,922,336	92,699
British Pound, Settlement 8/15/17	Morgan Stanley	GBP/USD	5,810,000	7,373,715	7,578,439	204,724
Mexican Peso, Settlement 8/08/17	Morgan Stanley	MXN/USD	274,329,000	14,368,793	15,016,270	647,477
Euro, Settlement 8/15/17	J.P. Morgan	EUR/USD	4,616,000	5,167,393	5,285,280	117,887
Euro, Settlement 8/15/17	Morgan Stanley	EUR/USD	715,000	807,079	818,669	11,590
Turkish Lira, Settlement 8/15/17	Morgan Stanley	TRY/USD	51,796,000	14,052,222	14,521,380	469,158

				$50,088,231	$51,704,101	$1,615,870

Sale Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Euro, Settlement 7/21/17	Royal Bank of Canada	USD/EUR	(1,365,763)	$(1,500,385)	$(1,561,727)	$(61,342)
British Pound, Settlement 8/15/17	J.P. Morgan	USD/GBP	(20,971,000)	(26,590,171)	(27,354,121)	(763,950)
British Pound, Settlement 8/15/17	Morgan Stanley	USD/GBP	(58,032,000)	(74,896,578)	(75,695,690)	(799,112)
Australian Dollar, Settlement 8/15/17	Morgan Stanley	USD/AUD	(9,828,000)	(7,247,467)	(7,549,205)	(301,738)
Euro, Settlement 8/15/17	J.P. Morgan	USD/EUR	(949,000)	(1,061,926)	(1,086,597)	(24,671)
Euro, Settlement 8/15/17	Morgan Stanley	USD/EUR	(73,210,000)	(80,948,777)	(83,824,821)	(2,876,044)
Israeli New Shekel, Settlement 8/17/17	HSBC	USD/ILS	(13,807,198)	(3,846,939)	(3,965,714)	(118,775)
Japanese Yen, Settlement 8/15/17	Morgan Stanley	USD/JPY	(2,475,700,000)	(21,842,104)	(22,055,739)	(213,635)
Mexican Peso, Settlement 7/14/17	HSBC	USD/MXN	(40,525,000)	(2,220,305)	(2,227,647)	(7,342)
Mexican Peso, Settlement 7/14/17	Canadian Imperial Bank of Commerce	USD/MXN	(2,785,000)	(152,287)	(153,090)	(803)
Mexican Peso, Settlement 7/14/17	Citigroup Global Markets	USD/MXN	(27,430,000)	(1,440,342)	(1,507,819)	(67,477)
Turkish Lira, Settlement 8/15/17	Deutsche Bank	USD/TRY	(1,724,000)	(482,141)	(483,336)	(1,195)

				$(222,229,422)	$(227,465,506)	$(5,236,084)

				$(172,141,191)	$(175,761,405)	$(3,620,214)

The accompanying notes are an integral part of these financial statements.

28	Annual Report • June 30, 2017

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

Centrally Cleared Interest Rate Swap

Counterparty	Fixed Annual Rate	Floating Rate	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	1.60%	3 Month LIBOR	Received	Quarterly	06/30/2019	$10,840,000	$10,848,705	$8,705

						$10,840,000	$10,848,705	$8,705

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	29

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2017

	Principal Amount	Value

MUNICIPAL BONDS – 95.71%
Education – 12.82%
Connecticut State Health & Educational Facility Authority, 1.00%, Jul. 2042	$28,000,000	$27,906,760
Cypress-Fairbanks Independent School District, 3.00%, Feb. 2040	9,000,000	9,119,850
Dallas Independent School District, 5.00%, Feb. 2036	5,485,000	6,302,320
School Board of Miami-Dade County/The, 5.00%, Feb. 2029	8,000,000	9,405,840
School Board of Miami-Dade County/The, 5.00%, May 2031	5,000,000	5,725,950
State Public School Building Authority, 5.00%, Dec. 2022	7,370,000	8,399,515
University of Akron/The, 5.00%, Jan. 2037	6,675,000	7,573,388
Virginia Public School Authority, 5.00%, Aug. 2021	6,000,000	6,866,820
Connecticut State Health & Educational Facility Authority, 2.00%, Jul. 2042 (3)	1,325,000	1,274,054
New Jersey Economic Development Authority, 5.00%, Jun. 2019 (3)	4,500,000	4,710,105
New York State Dormitory Authority, 5.00%, Aug. 2018-Oct. 2030 (3)	6,500,000	7,677,103
Other Securities (1)	212,290,000	233,714,711

Total Education		328,676,416

General Obligation – 23.66%
City of Binghamton NY, 2.50%, Apr. 2018	5,647,617	5,705,336
City of New York NY, 5.00%, Aug. 2017	6,365,000	6,383,522
City of New York NY, 5.00%, Aug. 2021	6,000,000	6,861,720
City of New York NY, 5.00%, Aug. 2028	10,350,000	12,471,655
City of Philadelphia PA, 5.00%, Aug. 2028	6,000,000	6,975,600
Commonwealth of Massachusetts, 1.05%, Aug. 2043	10,515,000	10,413,530
Commonwealth of Massachusetts, 4.00%, Dec. 2017	6,015,000	6,090,970
Commonwealth of Pennsylvania, 5.00%, Mar. 2023	9,970,000	11,664,800
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	14,721,434
County of Suffolk NY, 2.00%, Jul. 2017	13,400,000	13,408,308
Dallas County Community College District, 5.00%, Feb. 2021	7,610,000	8,584,917
Dallas County Community College District, 5.00%, Feb. 2022	7,665,000	8,866,259
State of Connecticut, 5.00%, Aug. 2019	20,380,000	21,750,351
State of Connecticut, 5.00%, Sep. 2022	5,725,000	6,519,687
State of Maryland, 5.00%, Mar. 2020	6,000,000	6,601,740
State of Texas, 5.00%, Apr. 2027	5,000,000	6,133,750
State of Washington, 5.00%, Jul. 2031	5,000,000	5,856,050
City of New York NY, 0.91%-5.00%, Aug. 2018-Aug. 2034	14,955,000	16,046,505
Commonwealth of Pennsylvania, 5.00%, Feb. 2020-Mar. 2031 (3)	12,175,000	13,985,063
State of Connecticut, 4.00%-5.00%, Jun. 2027-Nov. 2032	4,420,000	4,916,978
State of Illinois, 5.00%-5.50%, Jan. 2018-Jul. 2038 (3)	27,355,000	28,004,993
Other Securities (1)	348,173,500	384,892,416

Total General Obligation		606,855,584

General Revenue – 21.38%
California State Public Works Board, 5.00%, May 2018	15,265,000	15,782,331
Denver Convention Center Hotel Authority, 5.00%, Dec. 2022	4,950,000	5,701,311
Industrial Development Board of the City of Mobile Alabama, 1.63%, Jul. 2034	11,500,000	11,514,720
Louisiana Public Facilities Authority, 5.00%, Jun. 2021	7,695,000	8,637,484
New Jersey Economic Development Authority, 5.00%, Jun. 2025	5,190,000	5,561,915
New York State Dormitory Authority, 5.00%, Feb. 2031	5,000,000	5,975,050
New York State Dormitory Authority, 5.25%, Mar. 2033	5,000,000	5,988,050
Texas Municipal Gas Acquisition & Supply Corp. I, 6.25%, Dec. 2026	7,585,000	9,263,257
Commonwealth of Pennsylvania, 5.00%, Nov. 2020-Nov. 2021 (3)	4,800,000	5,320,368
Illinois Finance Authority, 4.00%-8.00%, May 2023-May 2047 (3)	4,925,000	5,411,039
New Jersey Economic Development Authority, 4.00%-5.63%, Jan. 2020-Jan. 2052 (3)	14,250,000	15,533,034
New York State Dormitory Authority, 5.00%, Mar. 2018-Mar. 2027 (3)	13,000,000	14,309,580
State of Illinois, 4.50%-5.00%, Jun. 2019-Jun. 2025 (3)	9,235,000	10,136,796
Other Securities (1)(2)(5)	404,920,000	429,078,111

Total General Revenue		548,213,046

The accompanying notes are an integral part of these financial statements.

30	Annual Report • June 30, 2017

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

	Principal Amount	Value

Healthcare – 14.89%
Arizona Health Facilities Authority, 0.93%, Jul. 2035	$10,000,000	$10,000,000
Illinois Finance Authority, 0.93%, Jul. 2032	9,500,000	9,500,000
Indiana Health Facility Financing Authority, 4.00%, Nov. 2027	7,410,000	7,425,264
Michigan State Hospital Finance Authority, 1.40%, Nov. 2047	7,565,000	7,584,139
New York State Dormitory Authority, 5.00%, May. 2024	4,870,000	5,810,592
Connecticut State Health & Educational Facility Authority, 4.00%-5.00%, Jul. 2043-Jul. 2046 (3)	2,630,000	2,739,921
Illinois Finance Authority, 0.89%-5.25%, Nov. 2023-May 2047 (3)	41,065,000	44,413,345
New York State Dormitory Authority, 4.00%-5.00%, Dec. 2018-Jul. 2025 (1)(3)	3,200,000	3,571,678
Other Securities (1)(2)(5)	268,546,250	290,854,695

Total Healthcare		381,899,634

Housing – 2.59%
Various Securities (1)	65,265,000	66,346,944

Total Housing		66,346,944

Transportation – 11.95%
Chicago Midway International Airport, 5.00%, Jan. 2021	5,000,000	5,534,700
Chicago Transit Authority, 5.00%, Jun. 2026	8,275,000	9,365,976
Illinois State Toll Highway Authority, 5.00%, Jan. 2041	7,000,000	7,901,390
New York State Thruway Authority, 5.00%, May 2019	25,325,000	27,065,587
Texas Transportation Commission State Highway Fund, 5.00%, Oct. 2023	5,000,000	5,998,450
Other Securities (1)(2)(5)	226,560,000	250,633,822

Total Transportation		306,499,925

Utilities – 8.42%
City of Baltimore MD, 5.00%, Jul. 2029	4,770,000	5,775,993
City of Houston TX Combined Utility System Revenue, 0.91%, May 2034	10,000,000	10,000,000
County of King WA Sewer Revenue, 0.95%, Jan. 2032	8,250,000	8,250,000
County of Pima AZ Sewer System Revenue, 5.00%, Jul. 2022	10,000,000	11,706,900
Michigan Finance Authority, 5.00%, Oct. 2025	5,000,000	6,167,850
Municipal Electric Authority of Georgia, 5.00%, Jan. 2020	5,075,000	5,473,235
New York City Water & Sewer System, 5.00%, Jun. 2031	6,075,000	7,201,184
Other Securities	147,095,000	161,485,052

Total Utilities		216,060,214

Total Municipal Bonds (Cost: $2,440,064,634)		2,454,551,763

	Shares	Value
SHORT-TERM INVESTMENTS – 3.72%
Money Market Funds – 3.72%
Fidelity Institutional Money Market Government Funds – Class I , 0.81% (4)	47,660,254	$47,660,254
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 0.84% (4)	47,654,460	47,654,460

Total Short-Term Investments (Cost: $95,314,714)		95,314,714

TOTAL INVESTMENTS IN SECURITIES – 99.43% (Cost: $2,535,379,348)		2,549,866,477
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.57%		14,707,025

TOTAL NET ASSETS – 100.00%		$2,564,573,502

Percentages are stated as a percent of net assets

(1)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $46,540,887, which represents 1.81% of total net assets. See Note 3(d) in the Notes to Financial Statements.

(2)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $19,408,965, which represents 0.76% of total net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	31

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

(3)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $20,908,965, which represents 0.82% of total net assets.

State/U.S. Territory	Percentage of Net Assets
Alabama	0.99%
Alaska	0.17
Arizona	2.45
Arkansas	0.04
California	4.72
Colorado	1.40
Connecticut	3.76
Delaware	0.21
District of Columbia	0.67
Florida	6.67
Georgia	1.87
Guam	0.06
Hawaii	0.09
Idaho	0.32
Illinois	9.25
Indiana	2.21
Iowa	0.36
Kansas	0.21
Kentucky	1.32
Louisiana	1.46
Maine	0.19
Maryland	3.24
Massachusetts	2.38
Michigan	3.16
Minnesota	0.95
Mississippi	0.56
Missouri	0.68
Montana	0.05
Nebraska	0.04
Nevada	0.96

State/U.S. Territory	Percentage of Net Assets
New Hampshire	0.36%
New Jersey	3.49
New Mexico	0.33
New York	10.41
North Carolina	2.41
Ohio	1.78
Oklahoma	0.91
Oregon	0.48
Pennsylvania	5.89
Puerto Rico	0.20
Rhode Island	0.40
South Carolina	0.76
South Dakota	0.21
Tennessee	1.23
Texas	9.73
Utah	0.41
Vermont	0.12
Virgin Islands	0.12
Virginia	2.72
Washington	2.19
West Virginia	0.37
Wisconsin	0.75

Total Municipal Bonds	95.71

SHORT-TERM INVESTMENTS	3.72

TOTAL INVESTMENTS IN SECURITIES	99.43
OTHER ASSETS IN EXCESS OF LIABILITIES	0.57

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

32	Annual Report • June 30, 2017

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS – 95.36%
Consumer Discretionary – 16.34%
Amazon.com, Inc. (1)	128,696	$124,577,728
Chipotle Mexican Grill, Inc. (1)	75,744	31,517,078
Comcast Corp. – Class A	798,921	31,094,005
Lowes Companies, Inc.	1,011,133	78,393,141
Nike, Inc.	850,656	50,188,704
Starbucks Corp.	1,161,612	67,733,596
The Priceline Group, Inc. (1)	27,710	51,832,109
Other Securities (1)	3,404,041	251,150,257

Total Consumer Discretionary		686,486,618

Consumer Staples – 6.31%
Coca Cola Co.	1,317,943	59,109,744
Costco Wholesale Corp.	178,297	28,515,039
Mondelez International, Inc.	884,671	38,208,940
Other Securities (1)	1,990,214	139,256,039

Total Consumer Staples		265,089,762

Energy – 4.31%
Core Laboratories NV	300,435	30,425,053
Schlumberger Ltd.	1,061,761	69,906,344
Other Securities (1)	1,038,356	80,795,787

Total Energy		181,127,184

Financials – 6.73%
Citigroup, Inc.	848,235	56,729,957
Intercontinental Exchange, Inc.	867,676	57,197,202
Morgan Stanley	633,211	28,215,882
State Street Corp.	358,061	32,128,814
Other Securities (1)	1,415,940	108,371,096

Total Financials		282,642,951

Healthcare – 13.78%
Allergan Plc	168,632	40,992,753
Celgene Corp. (1)	313,213	40,676,972
Cerner Corp. (1)	538,644	35,803,667
Johnson & Johnson	284,854	37,683,336
Novo Nordisk A/S – ADR	712,554	30,561,441
Pfizer, Inc.	1,122,245	37,696,210
Regeneron Pharmaceuticals, Inc. (1)	80,005	39,293,656
UnitedHealth Group, Inc.	356,875	66,171,763
Zoetis, Inc.	691,414	43,130,405
Other Securities (1)	2,321,016	207,038,281

Total Healthcare		579,048,484

Industrials – 10.29%
Honeywell International, Inc.	211,774	28,227,356
J.B. Hunt Transportation Services, Inc.	354,607	32,403,988
Kansas City Southern	297,467	31,129,922
Raytheon Co.	255,301	41,226,005
Union Pacific Corp.	255,067	27,779,347
United Technologies Corp.	281,160	34,332,448
Other Securities (1)	3,204,266	237,319,077

Total Industrials		432,418,143

Information Technology – 33.89%
Alibaba Group Holding Ltd. – ADR (1)	203,739	28,706,825
Alliance Data Systems Corp.	130,921	33,606,112
Alphabet, Inc. – Class A (1)	155,937	144,971,510

	Shares	Value
Alphabet, Inc. – Class C (1)	75,096	$68,241,988
Apple, Inc.	838,234	120,722,461
Autodesk, Inc. (1)	301,783	30,425,762
Automatic Data Processing, Inc.	372,276	38,143,399
Cisco Systems, Inc.	870,645	27,251,189
Facebook, Inc. (1)	882,919	133,303,111
FleetCor Technologies, Inc. (1)	257,373	37,115,760
Mastercard, Inc.	331,056	40,206,751
Microsoft Corp.	1,948,948	134,340,986
Red Hat, Inc. (1)	655,481	62,762,306
Salesforce.com, Inc. (1)	711,635	61,627,591
SAP SE – ADR	284,171	29,744,179
Visa, Inc.	885,804	83,070,699
Other Securities (1)	5,543,209	350,017,303

Total Information Technology		1,424,257,932

Materials – 1.69%
Ecolab, Inc.	322,919	42,867,497
Other Securities (1)	513,029	28,204,745

Total Materials		71,072,242

Real Estate – 1.11%
Equinix, Inc.	73,392	31,496,911
Other Securities (1)	155,450	15,381,313

Total Real Estate		46,878,224

Telecommunication Services – 0.91%
AT&T, Inc.	911,435	34,388,443
Other Securities (1)	87,091	3,901,909

Total Telecommunication Services		38,290,352

Utilities – 0.00% (3)
Various Securities	2,094	36,059

Total Utilities		36,059

Total Common Stocks (Cost:$3,437,578,870)		$4,007,347,951

SHORT-TERM INVESTMENTS – 4.30%
Money Market Funds – 4.30%
Goldman Sachs Financial Square Government Fund – Class I, 0.86% (2)	90,274,862	$90,274,862
JPMorgan U.S. Government Money Market Fund – Class I, 0.85% (2)	90,274,863	90,274,863

Total Short-Term Investments (Cost: $180,549,725)		180,549,725

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $3,618,128,595)		4,187,897,676

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.34%		14,577,461

TOTAL NET ASSETS – 100.00%		$4,202,475,137

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	33

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

Percentages are stated as a percent of net assets

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

34	Annual Report • June 30, 2017

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS – 95.27%
Consumer Discretionary – 12.77%
Liberty Interactive Corp. (1)	1,459,184	$35,808,375
Lowes Companies, Inc.	672,002	52,100,315
Michelin	306,022	40,729,798
Nike, Inc.	995,620	58,741,580
TJX Companies, Inc.	501,089	36,163,593
Other Securities (1)	8,930,988	419,870,049

Total Consumer Discretionary		643,413,710

Consumer Staples – 7.91%
Coca Cola Co.	870,492	39,041,566
Colgate Palmolive Co.	533,610	39,556,509
Costco Wholesale Corp.	278,223	44,496,204
CVS Health Corp.	664,381	53,456,095
PepsiCo, Inc.	297,308	34,336,101
Other Securities (1)	2,540,361	187,880,929

Total Consumer Staples		398,767,404

Energy – 8.56%
Devon Energy Corp.	1,371,954	43,861,369
Exxon Mobil Corp.	525,038	42,386,318
Hess Corp.	1,373,244	60,244,214
Occidental Petroleum Corp.	963,925	57,710,190
Schlumberger Ltd.	521,407	34,329,437
Other Securities (1)	6,770,469	192,691,043

Total Energy		431,222,571

Financials – 19.89%
American Express Co.	725,000	61,074,000
Bank of America Corp.	1,952,354	47,364,108
Berkshire Hathaway, Inc. (1)	497,497	84,261,067
Chubb Ltd.	529,334	76,954,577
Citigroup, Inc.	1,447,005	96,775,694
JPMorgan Chase & Co.	520,614	47,584,120
Marsh & McLennan Companies, Inc.	437,328	34,094,091
PNC Financial Services Group, Inc.	487,084	60,822,179
Wells Fargo & Co.	1,071,440	59,368,490
Other Securities (1)	11,770,903	433,629,967

Total Financials		1,001,928,293

Healthcare – 13.77%
Cardinal Health, Inc.	1,105,999	86,179,442
Express Scripts Holding Co. (1)	829,625	52,963,260
Johnson & Johnson	446,233	59,032,164
Medtronic Plc	1,066,172	94,622,765
Merck & Co., Inc.	1,021,572	65,472,549
Pfizer, Inc.	1,014,259	34,068,960
UnitedHealth Group, Inc.	335,445	62,198,212
Other Securities (1)	2,821,257	239,330,534

Total Healthcare		693,867,886

Industrials – 10.59%
Air Lease Corp.	1,374,424	51,348,481
Canadian National Railway Co.	494,772	40,101,271
General Dynamics Corp.	176,732	35,010,609
Honeywell International, Inc.	379,813	50,625,275
Lockheed Martin Corp.	131,205	36,423,820
Union Pacific Corp.	333,643	36,337,059
United Parcel Service, Inc.	336,590	37,223,488

	Shares	Value
United Technologies Corp.	477,343	$58,288,354
Other Securities (1)	3,046,125	188,403,930

Total Industrials		533,762,287

Information Technology – 11.49%
Accenture Plc	300,582	37,175,982
Alphabet, Inc. – Class C (1)	49,928	45,371,071
Apple, Inc.	494,539	71,223,507
Microsoft Corp.	1,043,813	71,950,030
Oracle Corp.	1,184,289	59,380,250
QUALCOMM, Inc.	882,056	48,707,132
Visa, Inc.	391,330	36,698,927
Other Securities (1)	3,204,837	208,589,879

Total Information Technology		579,096,778

Materials – 7.34%
Agrium, Inc.	412,756	37,350,291
Celanese Corp.	542,805	51,533,907
Goldcorp, Inc.	3,027,476	39,084,715
Lyondellbasell Industries NV	804,104	67,858,337
Other Securities (1)	9,027,299	174,111,926

Total Materials		369,939,176

Real Estate – 1.67%
Various Securities (1)	1,002,493	84,135,426

Total Real Estate		84,135,426

Telecommunication Services – 0.68%
Various Securities (1)	836,734	34,366,672

Total Telecommunication Services		34,366,672

Utilities – 0.60%
Various Securities (1)	568,985	30,239,360

Total Utilities		30,239,360

Total Common Stocks (Cost: $4,336,279,087)		4,800,739,563

SHORT-TERM INVESTMENTS – 3.78%
Money Market Funds – 3.78%
Goldman Sachs Financial Square Government Fund – Class I, 0.86% (2)	95,203,699	95,203,699
JPMorgan U.S. Government Money Market Fund – Class I, 0.85% (2)	95,203,699	95,203,699

Total Short-Term Investments (Cost: $190,407,398)		190,407,398

TOTAL INVESTMENTS IN SECURITIES – 99.05% (Cost: $4,526,686,485)		4,991,146,961
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.95%		47,855,363

TOTAL NET ASSETS – 100.00%		$5,039,002,324

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	35

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

Percentages are stated as a percent of net assets

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

36	Annual Report • June 30, 2017

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS – 95.65%
Consumer Discretionary – 11.19%
Advance Auto Parts, Inc.	210,440	$24,535,200
Delphi Automotive Plc	179,876	15,766,131
Marriott International, Inc.	168,862	16,938,547
Ross Stores, Inc.	349,517	20,177,616
Other Securities (1)	4,705,237	205,645,452

Total Consumer Discretionary		283,062,946

Consumer Staples – 6.87%
Casey’s General Stores, Inc.	173,173	18,548,560
Flowers Foods, Inc.	921,000	15,942,510
Snyder’s-Lance, Inc.	504,319	17,459,524
TreeHouse Foods, Inc. (1)	250,649	20,475,517
Whole Foods Market, Inc.	433,207	18,242,347
Other Securities (1)	1,850,515	83,234,946

Total Consumer Staples		173,903,404

Energy – 2.18%
Core Laboratories NV	221,395	22,420,672
Other Securities (1)	2,481,433	32,747,052

Total Energy		55,167,724

Financials – 9.65%
Affiliated Managers Group, Inc.	111,580	18,506,659
Allied World Assurance Co. Holdings AG	330,100	17,462,290
Arthur J. Gallagher & Co.	269,350	15,420,287
Northern Trust Corp.	202,000	19,636,420
Other Securities (1)	2,988,137	172,991,386

Total Financials		244,017,042

Healthcare – 20.19%
Align Technology, Inc. (1)	121,484	18,237,178
AmerisourceBergen Corp.	170,711	16,137,311
BioMarin Pharmaceutical, Inc. (1)	186,094	16,901,057
C.R. Bard, Inc.	55,183	17,443,898
Dentsply Sirona, Inc.	495,680	32,139,891
Integra LifeSciences Holdings Corp. (1)	437,740	23,861,207
Laboratory Corp. of America Holdings (1)	122,000	18,805,080
Medidata Solutions, Inc. (1)	207,359	16,215,474
Mettler-Toledo International, Inc. (1)	45,021	26,496,659
NuVasive, Inc. (1)	271,949	20,918,317
PAREXEL International Corp. (1)	212,877	18,501,140
STERIS Plc	211,000	17,196,500
The Cooper Companies, Inc.	77,147	18,470,535
Other Securities (1)	5,270,277	249,380,676

Total Healthcare		510,704,923

Industrials – 15.21%
A.O. Smith Corp.	311,767	17,561,835
Acuity Brands, Inc.	84,843	17,246,885
Dover Corp.	200,726	16,102,240
IDEX Corp.	296,416	33,497,972
Rockwell Automation, Inc.	213,744	34,617,978
United Rentals, Inc. (1)	160,529	18,093,224
WABCO Holdings, Inc. (1)	126,805	16,168,906

	Shares	Value
Wabtec Corp.	170,202	$15,573,483
Other Securities (1)	4,153,233	215,976,207

Total Industrials		384,838,730

Information Technology – 22.93%
Aspen Technology, Inc. (1)	405,091	22,385,329
Check Point Software Technologies Ltd. (1)	142,900	15,587,532
Fortinet, Inc. (1)	786,654	29,452,326
IPG Photonics Corp. (1)	121,195	17,585,395
MercadoLibre, Inc.	97,688	24,507,965
Palo Alto Networks, Inc. (1)	190,135	25,441,964
Red Hat, Inc. (1)	211,104	20,213,208
Splunk, Inc. (1)	479,668	27,288,313
WEX, Inc. (1)	174,964	18,243,496
Workday, Inc. (1)	336,499	32,640,403
Other Securities (1)	6,593,952	346,667,517

Total Information Technology		580,013,448

Materials – 4.32%
AptarGroup, Inc.	271,530	23,585,096
Berry Global Group, Inc. (1)	446,689	25,465,740
Martin Marietta Materials, Inc.	79,242	17,637,684
Other Securities (1)	1,073,680	42,622,018

Total Materials		109,310,538

Real Estate – 2.66%
Jones Lang LaSalle, Inc.	122,294	15,286,750
SBA Communications Corp. (1)	178,370	24,062,113
Other Securities (1)	676,961	27,829,197

Total Real Estate		67,178,060

Telecommunication Services – 0.23%
Various Securities (1)	448,214	5,866,317

Total Telecommunication Services		5,866,317

Utilities – 0.22%
Various Securities (1)	125,437	5,648,598

Total Utilities		5,648,598

Total Common Stocks (Cost: $2,103,988,825)		2,419,711,730

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Dyax Corp., expires 12/31/2019 (1)(4)(5)	15,849	57,056

Total Rights (Cost: $35,670)		57,056

SHORT-TERM INVESTMENTS – 4.51%
Money Market Funds – 4.51%
Goldman Sachs Financial Square Government Fund – Class I , 0.86% (3)	57,084,352	57,084,352
JPMorgan U.S. Government Money Market Fund – Class I , 0.85% (3)	57,084,353	57,084,353

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	37

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

Shares	Value
Total Short-Term Investments (Cost: $114,168,705)	$114,168,705

TOTAL INVESTMENTS IN SECURITIES – 100.16% (Cost: $2,218,193,200)	2,533,937,491
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.16)%	(4,120,070)

TOTAL NET ASSETS – 100.00%	$2,529,817,421

Percentages are stated as a percent of net assets

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $57,056 or 0.00% of the Fund’s net assets.

(5)	Security is treated as illiquid by the Fund. The value of this security totals $57,056, which represents 0.00% of the total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

38	Annual Report • June 30, 2017

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2017

	Shares	Value

COMMON STOCKS – 96.76%
Consumer Discretionary – 11.41%
Adient Plc	225,649	$14,752,932
Aramark	354,742	14,537,327
Brunswick Corp.	556,831	34,930,009
Interpublic Group of Companies, Inc.	727,874	17,905,700
Jack in the Box, Inc.	142,560	14,042,160
Mohawk Industries, Inc. (1)	72,432	17,506,090
Newell Brands, Inc.	338,742	18,163,346
Other Securities (1)	7,052,632	238,284,022

Total Consumer Discretionary		370,121,586

Consumer Staples – 1.97%
Casey’s General Stores, Inc.	135,316	14,493,697
Other Securities (1)	1,533,061	49,380,362

Total Consumer Staples		63,874,059

Energy – 5.84%
Tesoro Corp.	147,707	13,825,375
Other Securities (1)	8,803,588	175,504,478

Total Energy		189,329,853

Financials – 23.41%
Ares Capital Corp.	1,021,100	16,725,618
Arthur J. Gallagher & Co.	251,647	14,406,791
BancorpSouth, Inc.	470,703	14,356,441
Discover Financial Services	301,053	18,722,486
East West Bancorp, Inc.	253,710	14,862,332
Fifth Third Bancorp	752,301	19,529,734
First American Financial Corp.	365,218	16,321,592
Huntington Bancshares, Inc.	1,672,543	22,612,781
IBERIABANK Corp.	172,505	14,059,158
Investors Bancorp, Inc.	1,617,480	21,609,533
Navigators Group, Inc.	273,750	15,028,875
New Residential Investment Corp.	1,022,525	15,910,489
Raymond James Financial, Inc.	181,986	14,598,917
Reinsurance Group of America, Inc.	224,749	28,855,524
SunTrust Banks, Inc.	331,284	18,790,428
Synchrony Financial	559,707	16,690,463
Texas Capital Bancshares, Inc. (1)	181,903	14,079,292
Unum Group	406,956	18,976,358
Other Securities (1)(3)(4)	13,431,728	443,667,503

Total Financials		759,804,315

Healthcare – 5.54%
Analogic Corp.	220,879	16,046,859
Other Securities (1)	3,824,021	163,643,857

Total Healthcare		179,690,716

Industrials – 15.45%
Armstrong World Industries, Inc. (1)	316,380	14,553,480
ManpowerGroup, Inc.	173,468	19,367,702
Masonite International Corp. (1)	185,020	13,969,010
Snap-on, Inc.	96,166	15,194,228
Stanley Black & Decker, Inc.	120,408	16,945,018
The Brink’s Co.	273,764	18,342,188
Other Securities (1)	10,161,804	403,115,023

Total Industrials		501,486,649

Information Technology – 13.90%
Activision Blizzard, Inc.	248,952	14,332,167
Amdocs Ltd.	246,886	15,914,272

	Shares	Value

Arrow Electronics, Inc. (1)	228,330	$17,905,639
Avnet, Inc.	364,800	14,183,424
CommScope Holding Co., Inc. (1)	390,305	14,843,299
Fidelity National Information Services, Inc.	362,356	30,945,202
Flex Ltd. (1)	878,035	14,320,751
Harris Corp.	167,844	18,308,424
NCR Corp. (1)	408,100	16,666,804
Other Securities (1)	7,252,198	293,732,101

Total Information Technology		451,152,083

Materials – 6.66%
Crown Holdings, Inc. (1)	417,741	24,922,428
Packaging Corporation of America	124,125	13,826,284
Reliance Steel & Aluminum Co.	194,111	14,133,222
Other Securities (1)	5,321,029	163,311,639

Total Materials		216,193,573

Real Estate – 7.89%
Boston Properties, Inc.	122,908	15,120,142
SL Green Realty Corp.	148,534	15,714,897
The Howard Hughes Corp. (1)	113,083	13,891,116
Other Securities (1)	8,088,615	211,181,913

Total Real Estate		255,908,068

Telecommunication Services – 0.26%
Various Securities (1)	595,623	8,521,717

Total Telecommunication Services		8,521,717

Utilities – 4.43%
Edison International	174,965	13,680,513
Other Securities (1)	3,096,431	130,144,373

Total Utilities		143,824,886

Total Common Stocks (Cost: $2,802,044,431)		3,139,907,505

SHORT-TERM INVESTMENTS – 3.29%
Money Market Funds – 3.29%
Goldman Sachs Financial Square Government Fund – Class I , 0.86% (2)	53,371,008	53,371,008
JPMorgan U.S. Government Money Market Fund – Class I, 0.85% (2)	53,371,008	53,371,008

Total Short-Term Investments (Cost: $106,742,016)		106,742,016

TOTAL INVESTMENTS IN SECURITIES – 100.05% (Cost: $2,908,786,447)		3,246,649,521
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.05)%		(1,484,923)

TOTAL NET ASSETS – 100.00%		$3,245,164,598

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	39

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

Percentages are stated as a percent of net assets

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Includes securities that are categorized as Level 3 or security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $34,135 or 0.00% of the Fund’s net assets.

(4)	Includes a security that is treated as illiquid by the Fund. The value of this security totals $34,135, which represents 0.00% of the total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

40	Annual Report • June 30, 2017

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS – 94.79%
Consumer Discretionary – 14.60%
Adidas AG	175,001	$33,556,303
Compass Group Plc	1,375,739	29,038,643
Ctrip.com International Ltd. – ADR (1)	712,295	38,364,209
Galaxy Entertainment Group Ltd.	6,345,000	38,509,739
Honda Motor Co. Ltd.	1,544,600	42,319,078
Kingfisher Plc	8,330,005	32,628,106
Panasonic Corp.	2,924,165	39,842,510
Other Securities (1)(2)	17,878,213	499,530,607

Total Consumer Discretionary		753,789,195

Consumer Staples – 12.22%
Japan Tobacco, Inc.	1,231,700	43,291,922
Nestle SA	1,041,117	90,803,807
Reckitt Benckiser Group Plc	339,064	34,372,151
Tesco Plc (1)	31,235,678	68,769,793
Other Securities (1)(2)	50,323,983	393,790,216

Total Consumer Staples		631,027,889

Energy – 5.58%
BP Plc	10,810,377	62,399,690
Eni SpA	2,458,652	36,948,392
Royal Dutch Shell Plc	488,053	12,967,003
Royal Dutch Shell Plc – Class A	1,176,557	31,284,619
Royal Dutch Shell Plc – Class B	828,889	22,252,809
TOTAL SA	890,819	44,226,597
Other Securities (1)	6,396,441	77,757,544

Total Energy		287,836,654

Financials – 17.63%
AIA Group Ltd.	4,031,600	29,496,641
Banco Bilbao Vizcaya Argentaria SA	3,615,089	30,113,571
BNP Paribas SA	414,444	29,837,017
Chubb Ltd.	223,381	32,475,130
Commerzbank AG (1)	2,676,873	31,964,427
DNB ASA	1,665,431	28,353,618
HSBC Holdings Plc	3,771,843	35,010,296
Nomura Holdings, Inc.	5,370,800	32,388,309
Royal Bank of Scotland Group Plc (1)	9,984,081	32,215,729
Sumitomo Mitsui Financial Group, Inc.	1,143,200	44,635,632
Sumitomo Mitsui Trust Holdings, Inc.	814,500	29,256,262
United Overseas Bank Ltd.	2,496,726	41,916,633
Other Securities (1)(2)	86,972,860	512,625,605

Total Financials		910,288,870

Healthcare – 11.77%
AstraZeneca Plc	505,920	33,888,482
CSL Ltd.	347,295	36,858,246
GlaxoSmithKline Plc	1,443,736	30,733,341
Novartis AG	882,668	73,726,264
Novartis AG – ADR	232,215	19,382,986
Roche Holding AG	239,958	61,312,850
Sanofi SA	776,755	74,428,797
Takeda Pharmaceutical Co. Ltd.	562,400	28,552,472
Other Securities (1)(2)	8,843,084	248,963,154

Total Healthcare		607,846,592

	Shares	Value
Industrials – 11.72%
ABB Ltd.	1,195,580	$29,675,626
Atlas Copco AB – Class A	986,018	37,914,151
CK Hutchison Holdings Ltd.	2,647,500	33,224,922
East Japan Railway Co.	384,800	36,862,389
PostNL NV	6,382,968	29,787,532
Other Securities (1)(2)	14,874,193	437,724,690

Total Industrials		605,189,310

Information Technology – 11.69%
Baidu, Inc. – ADR (1)	244,456	43,723,400
Nokia OYJ	4,810,990	29,499,742
Omron Corp.	747,500	32,538,227
Samsung Electronic Co. Ltd.	15,167	31,590,159
Taiwan Semiconductor Manufacturing Co. Ltd.	2,291,000	15,652,601
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,741,915	60,897,348
Tencent Holdings Ltd.	1,354,116	48,578,858
Other Securities (1)(2)	62,385,426	341,348,785

Total Information Technology		603,829,120

Materials – 3.20%
Bayer AG	272,141	35,272,320
Novozymes A/S	735,699	32,186,187
Other Securities (1)(2)	5,314,327	97,948,989

Total Materials		165,407,496

Real Estate – 0.68%
Various Securities	4,050,123	35,130,926

Total Real Estate		35,130,926

Telecommunication Services – 3.83%
Telefonica SA	4,634,020	47,969,697
TeliaSonera AB	6,125,485	28,229,855
Other Securities (1)	21,745,263	121,646,627

Total Telecommunication Services		197,846,179

Utilities – 1.87%
Enel SpA	6,515,683	34,946,919
Other Securities (1)(2)	6,957,276	61,572,995

Total Utilities		96,519,914

Total Common Stocks (Cost: $4,458,825,626)		4,894,712,145

PREFERRED STOCKS – 0.23%
Consumer Discretionary – 0.22%
Bayer Motoren Werke AG	873	$72,045
Porsche Automobil Holding SE	2,796	157,335
Schaeffler AG	2,720	39,022
Volkswagen AG	71,705	10,953,374

Total Consumer Discretionary		11,221,776

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	3,270	450,913

Materials – 0.00% (3)
Fuchs Petrolub SE	1,139	62,079

Total Preferred Stocks (Cost: $10,395,811)		11,734,768

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	41

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2017 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 4.22%
Money Market Funds – 4.22%
Goldman Sachs Financial Square Government Fund – Class I , 0.86% (4)	108,847,557	$108,847,557
JPMorgan U.S. Government Money Market Fund – Class I , 0.85% (4)	108,847,557	108,847,557

Total Short-Term Investments (Cost: $217,695,114)		217,695,114

TOTAL INVESTMENTS IN SECURITIES – 99.24% (Cost: $4,686,916,551)		5,124,142,027
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.76%		39,430,933

TOTAL NET ASSETS – 100.00%		$5,163,572,960

Percentages are stated as a percent of net assets

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $52,232,220, which represents 1.01% of total net assets.

(3)	Amount less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

COUNTRY	% of Net Assets
Australia	2.36%
Austria	0.01
Belgium	0.84
Bermuda	0.10
Brazil	1.00
Canada	1.09
Chile	0.18
China	4.59
Denmark	2.29
Finland	0.85
France	7.10
Germany	6.13
Hong Kong	3.56
India	1.00
Indonesia	0.45
Ireland	1.67
Israel	0.03
Italy	1.92
Japan	16.96
Luxembourg	0.01
Macau	0.01
Malaysia	0.12
Mexico	0.68
Netherlands	4.05

COUNTRY	% of Net Assets
New Zealand	0.01%
Norway	0.57
Philippines	0.08
Portugal	0.25
Republic of Korea	1.71
Russia	0.56
Singapore	1.84
South Africa	0.72
Spain	3.54
Sweden	2.12
Switzerland	8.50
Taiwan	1.99
Thailand	0.61
United Kingdom	14.07
United States	1.45
Other (individually each country is less than 0.005%)	0.00

Total Country	95.02

SHORT-TERM INVESTMENTS	4.22

TOTAL INVESTMENTS IN SECURITIES	99.24
OTHER ASSETS IN EXCESS OF LIABILITIES	0.76

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

42	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2017

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$14,376,569,726	$6,757,845,707	$2,549,866,477	$4,187,897,676
Foreign currency, at value (2)	—	256,161	—	—
Cash	174,687	—	—	2,925
Receivable for investments sold	309,680,185	90,263,677	1,053,880	6,369,517
Receivable for fund shares sold	37,178,952	41,995,960	21,702,706	25,223,706
Receivable from Custodian	4,972,252	2,260,500	—	—
Receivable for forward foreign currency exchange contracts	—	71,532	—	—
Dividend and interest receivable	68,171,026	33,497,807	28,319,424	3,142,603
Tax reclaim receivable	—	24,901	—	210,409
Deposits at broker for futures contracts	—	650,000	—	—
Variation margin on centrally cleared swap contracts	—	52,663	—	—
Prepaid expenses and other assets	191,038	235,181	62,488	163,608
Total Assets	14,796,937,866	6,927,154,089	2,601,004,975	4,223,010,444

Liabilities
Payable for investments purchased	1,184,822,365	492,468,894	32,076,897	15,343,278
Payable for fund shares redeemed	13,916,582	5,193,700	3,798,269	4,075,037
Payable for forward foreign currency exchange transactions	—	3,691,746	—	—
Foreign withholding tax payable	—	1,400	—	—
Payable to Adviser	1,297,909	753,862	349,184	803,560
Payable to Trustees	70,550	35,417	13,917	21,755
Variation margin on futures contracts	135,587	1,026,689	—	—
Accrued expenses and other liabilities	867,168	509,434	193,206	291,677
Total Liabilities	1,201,110,161	503,681,142	36,431,473	20,535,307
Net Assets	$13,595,827,705	$6,423,472,947	$2,564,573,502	$4,202,475,137

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares).	$13,434,933,817	$6,426,965,261	$2,554,585,819	$3,708,208,863
Undistributed (distributions in excess of) net investment income	5,252,483	2,397,290	591,688	19,720,284
Accumulated net realized gain/(loss)	(34,528,635)	(34,321,216)	(5,091,134)	(95,224,059)
Unrealized net appreciation/(depreciation) on:
Investments	188,926,296	33,046,230	14,487,129	569,769,081
Foreign currency translation	—	17,532	—	968
Futures contracts	1,243,744	(1,020,641)	—	—
Forward foreign currency exchange contracts	—	(3,620,214)	—	—
Swap contracts	—	8,705	—	—
Net Assets	$13,595,827,705	$6,423,472,947	$2,564,573,502	$4,202,475,137

Net Assets	$13,595,827,705	$6,423,472,947	$2,564,573,502	$4,202,475,137
Shares Outstanding	1,336,731,909	636,526,505	252,850,046	362,586,427
Net Asset Value	$10.17	$10.09	$10.14	$11.59

(1) Cost of investments	$14,187,643,430	$6,724,799,477	$2,535,379,348	$3,618,128,595
(2) Cost of foreign currency	—	257,843	—	—

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	43

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2017 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$4,991,146,961	$2,533,937,491	$3,246,649,521	$5,124,142,027
Foreign currency, at value (2)	—	—	—	2,997,471
Cash	118,990	3,531	92,866	25,711
Receivable for investments sold	27,420,203	2,358,507	13,903,097	7,327,094
Receivable for fund shares sold	27,485,222	11,631,926	12,174,778	39,508,277
Receivable from Custodian	—	278,038	100,606	1,028,360
Dividend and interest receivable	5,578,687	791,472	4,329,323	10,780,805
Tax reclaim receivable	523,073	—	7,415	6,528,313
Prepaid expenses and other assets	176,389	89,082	122,094	223,129
Total Assets	5,052,449,525	2,549,090,047	3,277,379,700	5,192,561,187

Liabilities
Payable for investments purchased	6,977,715	15,263,557	27,342,129	20,538,618
Payable for fund shares redeemed	5,045,740	3,037,304	3,497,165	5,537,382
Foreign withholding tax payable	6,070	—	1,091	851,340
Payable to Adviser	1,027,168	780,732	1,107,003	1,425,524
Payable to Trustees	25,833	10,818	16,778	26,131
Accrued expenses and other liabilities	364,675	180,215	250,936	609,232
Total Liabilities	13,447,201	19,272,626	32,215,102	28,988,227
Net Assets	$5,039,002,324	$2,529,817,421	$3,245,164,598	$5,163,572,960

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$4,584,899,081	$2,216,232,738	$2,933,633,105	$4,702,093,123
Undistributed (distributions in excess of) net investment income	459,668	3,254,145	14,328,259	59,566,927
Accumulated net realized gain/(loss)	(10,824,532)	(5,413,753)	(40,659,840)	(35,601,956)
Unrealized net appreciation/(depreciation) on:
Investments	464,460,476	315,744,291	337,863,074	437,225,476
Foreign currency translation	7,631	—	—	289,390
Net Assets	$5,039,002,324	$2,529,817,421	$3,245,164,598	$5,163,572,960
Net Assets	$5,039,002,324	$2,529,817,421	$3,245,164,598	$5,163,572,960
Shares Outstanding	442,683,533	220,163,036	291,066,611	466,636,919
Net Asset Value	$11.38	$11.49	$11.15	$11.07

(1) Cost of investments	$4,526,686,485	$2,218,193,200	$2,908,786,447	$4,686,916,551
(2) Cost of foreign currency	—	—	—	2,997,810

The accompanying notes are an integral part of these financial statements.

44	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2017

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$126,959	$829,805	$—	$43,060,451
Less: Foreign taxes withheld and issuance fees	—	(9,272)	—	(302,989)
Interest	293,338,785	131,935,321	45,937,135	650,870
Less: Foreign taxes withheld	(1,266)	—	—	—
Other income	1,972,652	952,782	24,054	—
Total investment income	295,437,130	133,708,636	45,961,189	43,408,332

Expenses
Investment advisory fee	36,524,537	19,084,324	7,936,312	13,808,551
Professional fees	213,334	159,222	87,380	74,286
Administration fee	1,106,130	551,758	266,074	332,863
Fund accounting fees	1,109,185	360,852	125,963	36,705
Transfer agent fees and expenses	36,708	26,027	19,548	21,334
Trustee fees and expenses	285,173	150,313	53,353	77,710
Printing and mailing expense	109,419	142,938	12,544	69,738
Custody fees	299,803	156,263	28,632	101,239
Insurance expense	54,809	22,362	9,928	15,309
Registration fees	578,771	570,176	211,189	291,675
Offering costs	—	1,618	14,206	—
Other expenses	99,339	28,210	14,272	23,383
Total expenses before fee waivers	40,417,208	21,254,063	8,779,401	14,852,793
Fee waivers by Adviser	(23,148,248)	(11,580,478)	(4,186,171)	(6,208,575)
Net expenses	17,268,960	9,673,585	4,593,230	8,644,218
Net Investment Income	278,168,170	124,035,051	41,367,959	34,764,114

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	31,717,467	(11,919,848)	(5,123,432)	5,208,597
Forward foreign currency exchange contracts	—	35,797	—	—
Foreign currency transactions	—	(724,288)	—	2,228
Futures contracts	(1,809,397)	(3,061,900)	208,462	31,009
Swap contracts	—	194,437	—	—
Net realized gain/(loss)	29,908,070	(15,475,802)	(4,914,970)	5,241,834
Net change in unrealized appreciation/(depreciation) on:
Investments	(218,579,866)	(39,709,082)	(37,883,684)	495,975,776
Forward foreign currency exchange contracts	—	(3,717,604)	—	—
Foreign currency transactions	—	8,416	—	(2,048)
Futures contracts	3,009,840	(2,409,231)	285	(475)
Swap contracts	—	24,001	—	—
Net change in unrealized appreciation/(depreciation)	(215,570,026)	(45,803,500)	(37,883,399)	495,973,253
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(185,661,956)	(61,279,302)	(42,798,369)	501,215,087
Net Increase/(Decrease) in Net Assets Resulting from Operations	$92,506,214	$62,755,749	$(1,430,410)	$535,979,201

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	45

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2017 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$76,106,929	$15,192,366	$38,221,384	$104,359,691
Less: Foreign taxes withheld and issuance fees	(830,055)	(83,141)	(8,069)	(9,197,841)
Interest	812,408	402,717	408,945	810,571
Other Income	—	—	—	12,602
Total investment income	76,089,282	15,511,942	38,622,260	95,985,023
Expenses
Investment advisory fee	15,797,614	12,870,051	15,711,035	22,238,988
Professional fees	79,376	65,435	73,873	101,477
Administration fee	363,802	294,142	343,766	482,714
Fund accounting fees	25,558	55,765	66,259	174,777
Transfer agent fees and expenses	22,200	19,463	19,820	22,851
Trustee fees and expenses	92,090	49,233	63,603	94,138
Printing and mailing expense	55,870	79,508	113,938	153,140
Custody fees	129,231	138,514	230,418	863,864
Insurance expense	15,297	9,657	9,546	15,285
Registration fees	392,117	178,954	238,452	526,236
Offering costs	—	—	—	1,573
Other expenses	20,943	13,608	10,391	89,226
Total expenses before fee waivers	16,994,098	13,774,330	16,881,101	24,764,269
Fee waivers by Adviser	(6,192,732)	(5,049,641)	(5,264,070)	(9,361,680)
Net expenses	10,801,366	8,724,689	11,617,031	15,402,589
Net Investment Income	65,287,916	6,787,253	27,005,229	80,582,434

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	46,291,004	25,125,229	8,735,220	4,003,353
Foreign currency transactions	(92,602)	—	327	(2,934,716)
Futures contracts	106,980	80,483	91,953	—
Net realized gain/(loss)	46,305,382	25,205,712	8,827,500	1,068,637
Net change in unrealized appreciation/(depreciation) on:
Investments	450,102,925	328,830,965	341,148,286	600,005,967
Foreign currency transactions	6,793	—	—	355,458
Futures contracts	(16,897)	(922)	(5,127)	—
Net change in unrealized appreciation/(depreciation)	450,092,821	328,830,043	341,143,159	600,361,425
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	496,398,203	354,035,755	349,970,659	601,430,062
Net Increase/(Decrease) in Net Assets Resulting from Operations	$561,686,119	$360,823,008	$376,975,888	$682,012,496

The accompanying notes are an integral part of these financial statements.

46	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	From July 13, 2015(1) to June 30, 2016
Operations
Net investment income	$278,168,170	$231,779,154	$124,035,051	$48,780,003
Net realized gain/(loss)	29,908,070	65,404,379	(15,475,802)	12,600,392
Net change in unrealized appreciation/(depreciation)	(215,570,026)	334,150,897	(45,803,500)	74,235,112
Net increase/(decrease) in net assets resulting from operations	92,506,214	631,334,430	62,755,749	135,615,507
Distributions to Shareholders
Net investment income	(287,012,333)	(253,982,394)	(130,561,739)	(51,492,786)
Net realized gains	(73,473,364)	(16,924,614)	(14,343,061)	(5,487,024)
Total distributions	(360,485,697)	(270,907,008)	(144,904,800)	(56,979,810)
Capital Transactions
Proceeds from shares sold	4,592,515,464	3,118,058,832	2,675,769,459	4,682,322,382
Reinvestment of dividends	360,485,697	270,907,008	144,904,800	56,979,810
Cost of shares redeemed	(1,851,399,810)	(1,598,839,809)	(725,478,354)	(407,511,796)
Net increase/(decrease) from capital transactions	3,101,601,351	1,790,126,031	2,095,195,905	4,331,790,396
Net increase/(decrease) in net assets	2,833,621,868	2,150,553,453	2,013,046,854	4,410,426,093
Net Assets
Beginning of period	10,762,205,837	8,611,652,384	4,410,426,093	—
End of period*	$13,595,827,705	$10,762,205,837	$6,423,472,947	$4,410,426,093

* Including undistributed (distribution in excess of) net investment income of:	$5,252,483	$(2,659,967)	$2,397,290	$382,475

Change in Shares Outstanding
Shares outstanding, beginning of period	1,028,013,351	852,228,279	429,207,231	—
Shares sold	453,547,669	306,024,896	264,417,554	464,114,031
Shares issued to holders in reinvestments of dividends	35,651,613	26,574,504	14,481,172	5,681,926
Shares redeemed	(180,480,724)	(156,814,328)	(71,579,452)	(40,588,726)
Shares outstanding, end of period	1,336,731,909	1,028,013,351	636,526,505	429,207,231

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	47

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Year Ended June 30, 2017	From September 14, 2015(1) to June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
Operations
Net investment income	$41,367,959	$19,152,512	$34,764,114	$22,563,197
Net realized gain/(loss)	(4,914,970)	2,889,375	5,241,834	(96,378,262)
Net change in unrealized appreciation/(depreciation)	(37,883,399)	52,370,528	495,973,253	103,732,839
Net increase/(decrease) in net assets resulting from operations.	(1,430,410)	74,412,415	535,979,201	29,917,774
Distributions to Shareholders
Net investment income	(41,223,252)	(18,710,793)	(27,066,103)	(13,598,060)
Net realized gains	(2,316,920)	(751,113)	—	—
Total distributions	(43,540,172)	(19,461,906)	(27,066,103)	(13,598,060)
Capital Transactions
Proceeds from shares sold	958,966,674	2,107,230,136	1,877,270,140	392,563,854
Reinvestment of dividends	43,540,172	19,461,906	27,066,103	13,598,060
Cost of shares redeemed	(364,922,593)	(209,682,720)	(533,778,981)	(686,778,841)
Net increase/(decrease) from capital transactions	637,584,253	1,917,009,322	1,370,557,262	(280,616,927)
Net increase/(decrease) in net assets	592,613,671	1,971,959,831	1,879,470,360	(264,297,213)
Net Assets
Beginning of period	1,971,959,831	—	2,323,004,777	2,587,301,990
End of period*	$2,564,573,502	$1,971,959,831	$4,202,475,137	$2,323,004,777

* Including undistributed (distribution in excess of) net investment income of:	$591,688	$449,475	$19,720,284	$12,003,172

Change in Shares Outstanding
Shares outstanding, beginning of period	189,905,395	—	234,806,335	263,257,032
Shares sold	94,587,944	208,572,659	174,989,157	40,329,028
Shares issued to holders in reinvestments of dividends	4,338,588	1,909,748	2,630,331	1,381,917
Shares redeemed	(35,981,881)	(20,577,012)	(49,839,396)	(70,161,642)
Shares outstanding, end of period	252,850,046	189,905,395	362,586,427	234,806,335

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

48	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
Operations
Net investment income	$65,287,916	$40,088,388	$6,787,253	$5,757,322
Net realized gain/(loss)	46,305,382	(56,729,446)	25,205,712	(27,545,681)
Net change in unrealized appreciation/(depreciation)	450,092,821	74,791,086	328,830,043	(17,563,663)
Net increase/(decrease) in net assets resulting from operations	561,686,119	58,150,028	360,823,008	(39,352,022)
Distributions to Shareholders
Net investment income	(65,546,222)	(39,341,020)	(6,879,324)	(3,645,669)
Net realized gains	—	(1,055,143)	—	—
Total distributions	(65,546,222)	(40,396,163)	(6,879,324)	(3,645,669)
Capital Transactions
Proceeds from shares sold	2,489,233,237	721,481,157	921,180,878	594,799,290
Reinvestment of dividends	65,546,222	40,396,163	6,879,324	3,645,669
Cost of shares redeemed	(606,993,967)	(334,614,371)	(398,945,835)	(332,938,844)
Net increase/(decrease) from capital transactions	1,947,785,492	427,262,949	529,114,367	265,506,115
Net increase/(decrease) in net assets	2,443,925,389	445,016,814	883,058,051	222,508,424
Net Assets
Beginning of period	2,595,076,935	2,150,060,121	1,646,759,370	1,424,250,946
End of period*	$5,039,002,324	$2,595,076,935	$2,529,817,421	$1,646,759,370

* Including undistributed (distribution in excess of) net investment income of:	$459,668	$808,299	$3,254,145	$3,084,927

Change in Shares Outstanding
Shares outstanding, beginning of period	263,234,341	219,174,548	171,165,757	143,016,696
Shares sold	230,265,286	74,914,480	86,039,542	63,075,409
Shares issued to holders in reinvestments of dividends	6,024,258	4,275,788	657,051	395,838
Shares redeemed	(56,840,352)	(35,130,475)	(37,699,314)	(35,322,186)
Shares outstanding, end of period	442,683,533	263,234,341	220,163,036	171,165,757

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	49

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	From July 6, 2015(1) to June 30, 2016
Operations
Net investment income	$27,005,229	$10,756,149	$80,582,434	$40,870,866
Net realized gain/(loss)	8,827,500	(49,868,026)	1,068,637	(38,898,238)
Net change in unrealized appreciation/(depreciation)	341,143,159	9,329,611	600,361,425	(162,846,559)
Net increase/(decrease) in net assets resulting from operations	376,975,888	(29,782,266)	682,012,496	(160,873,931)
Distributions to Shareholders
Net investment income	(19,093,726)	(4,920,447)	(49,670,345)	(9,875,287)
Net realized gains	—	(620,344)	—	—
Total distributions	(19,093,726)	(5,540,791)	(49,670,345)	(9,875,287)
Capital Transactions
Proceeds from shares sold	1,457,340,385	1,150,047,952	2,680,262,362	2,870,546,054
Reinvestment of dividends	19,093,726	5,540,791	49,670,345	9,875,287
Cost of shares redeemed	(465,896,028)	(130,656,224)	(664,890,995)	(243,483,026)
Net increase/(decrease) from capital transactions	1,010,538,083	1,024,932,519	2,065,041,712	2,636,938,315
Net increase/(decrease) in net assets	1,368,420,245	989,609,462	2,697,383,863	2,466,189,097
Net Assets
Beginning of period	1,876,744,353	887,134,891	2,466,189,097	—
End of period*	$3,245,164,598	$1,876,744,353	$5,163,572,960	$2,466,189,097

* Including undistributed (distribution in excess of) net investment income of:	$14,328,259	$7,231,980	$59,566,927	$30,408,333

Change in Shares Outstanding
Shares outstanding, beginning of period	197,601,525	89,850,507	261,005,845	—
Shares sold	135,671,957	121,145,000	265,787,026	285,868,889
Shares issued to holders in reinvestments of dividends	1,766,302	609,548	5,201,083	1,063,002
Shares redeemed	(43,973,173)	(14,003,530)	(65,357,035)	(25,926,046)
Shares outstanding, end of period	291,066,611	197,601,525	466,636,919	261,005,845

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

50	Annual Report • June 30, 2017

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Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)	(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—	(0.24)
For the period 10/28/13(7) - 6/30/14	$10.00	0.14	0.15	0.29	(0.15)	—	(0.15)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
For the period 7/13/15(7) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)	(0.25)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
For the period 9/14/15(7) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)	(0.16)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—	(0.05)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—	—
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	0.00 (8)	(0.17)
For the period 4/27/15(7) - 6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—	(0.03)
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—	—
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)	(0.07)
For the period 4/27/15(7) - 6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)
For the period 7/6/15(7) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—	(0.04)

(1)	Annualized for periods less than one year.

(2)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized.

(6)	Excludes securities received in capital contribution in-kind.

(7)	Inception Date.

(8)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

52	Annual Report • June 30, 2017

	Ratios/Supplemental Data
			Ratios to Average Net Assets of: (1)
Net asset value, end of period	Total return (2)(3)	Net assets, end of period (millions)	Expenses, before waivers (4)	Expenses, net of waivers (4)	Net investment income/ (loss)	Portfolio turnover rate (5)

$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%
$10.14	2.91%	$7,005	0.40%	0.20%	1.99%	262	%(6)

$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2017	53

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2017, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

54	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

As of June 30, 2017, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Issuance fees, if any, are custodial fees on American Depositary Receipts (ADRs) charged by ADR agents on ADR Dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

h) Offering and Organizational Costs – Offering costs, including professional fees, printing fees and the offering of the initial registration statement are accounted for as deferred costs until operations begin and are then amortized over a period of twelve months. Organizational costs, if any, are expensed as incurred.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and

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involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Repurchase Agreements – In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the

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terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a triparty agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to Master Netting Agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Agreements – Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return swap agreements to manage its exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as swap variation margin on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the OTC Swap Contracts, at Value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap agreement to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the protection seller,

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in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires

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registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at June 30, 2017 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined the following Funds’ June 30, 2017 restricted securities to be liquid and illiquid pursuant to the Funds’ illiquid and restricted securities guidelines:

	Restricted Securities
Fund	Illiquid	Liquid
Core Bond Fund	$34,043,990	$1,900,728,931
Core Plus Bond Fund	13,966,986	1,096,256,775
Municipal Bond Fund	5,990,966	40,549,921
International Equity Fund	—	52,232,220

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

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b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which

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Notes to Financial Statements (Continued)

there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral).

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Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,314,550,118	$82,742,230	$1,397,292,348
Corporate Bonds
Basic Materials	—	190,689,263	—	190,689,263
Communications	—	325,205,476	—	325,205,476
Consumer Cyclical	—	256,242,452	6,121,492	262,363,944
Consumer Non-cyclical	—	574,146,298	—	574,146,298
Diversified	—	8,560,548	—	8,560,548
Energy	—	446,422,063	—	446,422,063
Financials	—	1,596,260,476	178,168	1,596,438,644
Industrials	—	240,466,197	—	240,466,197
Real Estate	—	9,769,998	—	9,769,998
Technology	—	204,527,729	—	204,527,729
Utilities	—	312,983,779	—	312,983,779
Government Related	—	3,190,575,759	—	3,190,575,759
Mortgage-Backed Obligations	—	4,478,568,692	38,743,148	4,517,311,840
Preferred Stocks
Financials	2,605,850	—	—	2,605,850
Short-Term Investments
Money Market Funds	1,096,219,519	—	—	1,096,219,519
U.S. Treasury Bills	—	990,471	—	990,471
Futures Contracts (1)	2,262,187	—	—	2,262,187
Total Assets	$1,101,087,556	$13,149,959,319	$127,785,038	$14,378,831,913
Liabilities
Futures Contracts (1)	$1,018,443	$—	$—	$1,018,443
Total Liabilities	$1,018,443	$—	$—	$1,018,443

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Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$844,830,821	$28,107,932	$872,938,753
Bank Loans	—	144,819,392	491,804	145,311,196
Corporate Bonds
Basic Materials	—	57,993,847	—	57,993,847
Communications	—	239,157,592	—	239,157,592
Consumer, Cyclical	—	196,408,250	11,303,473	207,711,723
Consumer, Non-cyclical	—	335,175,463	3,612,419	338,787,882
Diversified	—	2,617,525	—	2,617,525
Energy	—	183,599,757	—	183,599,757
Financials	—	845,815,918	—	845,815,918
Industrials	—	119,143,306	—	119,143,306
Real Estate	—	44,559,857	—	44,559,857
Technology	—	123,601,537	—	123,601,537
Utilities	—	137,377,314	—	137,377,314
Government Related	—	1,399,793,019	—	1,399,793,019
Mortgage-Backed Obligations	—	1,522,162,818	19,172,650	1,541,335,468
Preferred Stocks
Consumer, Non-cyclical	1,780,590	—	—	1,780,590
Financials	2,780,270	—	—	2,780,270
Short-Term Investments
Certificate of Deposit	—	2,944,692	—	2,944,692
Commercial Paper	—	4,620,636	—	4,620,636
Repurchase Agreements	—	63,000,000	—	63,000,000
Money Market Funds	420,938,379	—	—	420,938,379
U.S. Treasury Bills	—	2,036,446	—	2,036,446
Futures Contracts (1)	858,227	—	—	858,227
Forward Foreign Currency Exchange Contracts (1)	—	1,615,870	—	1,615,870
Swap Contracts (1)	—	8,705	—	8,705
Total Assets	$426,357,466	$6,271,282,765	$62,688,278	$6,760,328,509
Liabilities
Futures Contracts (1)	$1,878,868	$—	$—	$1,878,868
Forward Foreign Currency Exchange Contracts (1)	—	5,236,084	—	5,236,084
Total Liabilities	$1,878,868	$5,236,084	$—	$7,114,952

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$328,676,416	$—	$328,676,416
General Obligation	—	606,855,584	—	606,855,584
General Revenue	—	539,581,665	8,631,381	548,213,046
Healthcare	—	370,224,998	11,674,636	381,899,634
Housing	—	66,346,944	—	66,346,944
Transportation	—	305,896,977	602,948	306,499,925
Utilities	—	216,060,214	—	216,060,214
Short-Term Investments	95,314,714	—	—	95,314,714
Total Assets	$95,314,714	$2,433,642,798	$20,908,965	$2,549,866,477

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Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$674,067,214	$12,419,404	$—	$686,486,618
Consumer Staples	265,089,762	—	—	265,089,762
Energy	181,127,184	—	—	181,127,184
Financials	282,642,951	—	—	282,642,951
Healthcare	579,048,484	—	—	579,048,484
Industrials	432,418,143	—	—	432,418,143
Information Technology	1,424,257,932	—	—	1,424,257,932
Materials	71,072,242	—	—	71,072,242
Real Estate	46,878,224	—	—	46,878,224
Telecommunication Services	38,290,352	—	—	38,290,352
Utilities	36,059	—	—	36,059
Short-Term Investments	180,549,725	—	—	180,549,725
Total Assets	$4,175,478,272	$12,419,404	$—	$4,187,897,676

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$602,683,912	$40,729,798	$—	$643,413,710
Consumer Staples	398,767,404	—	—	398,767,404
Energy	431,222,571	—	—	431,222,571
Financials	1,001,928,293	—	—	1,001,928,293
Healthcare	693,867,886	—	—	693,867,886
Industrials	533,762,287	—	—	533,762,287
Information Technology	546,975,499	32,121,279	—	579,096,778
Materials	369,939,176	—	—	369,939,176
Real Estate	84,135,426	—	—	84,135,426
Telecommunication Services	34,366,672	—	—	34,366,672
Utilities	30,239,360	—	—	30,239,360
Short-Term Investments	190,407,398	—	—	190,407,398
Total Assets	$4,918,295,884	$72,851,077	$—	$4,991,146,961

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$283,062,946	$—	$—	$283,062,946
Consumer Staples	173,903,404	—	—	173,903,404
Energy	55,167,724	—	—	55,167,724
Financials	244,017,042	—	—	244,017,042
Healthcare	510,704,923	—	—	510,704,923
Industrials	384,838,730	—	—	384,838,730
Information Technology	580,013,448	—	—	580,013,448
Materials	109,310,538	—	—	109,310,538
Real Estate	67,178,060	—	—	67,178,060
Telecommunication Services	5,866,317	—	—	5,866,317
Utilities	5,648,598	—	—	5,648,598
Rights
Healthcare	—	—	57,056	57,056
Short-Term Investments	114,168,705	—	—	114,168,705
Total Assets	$2,533,880,435	$—	$57,056	$2,533,937,491

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Notes to Financial Statements (Continued)

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$370,121,586	$—	$—		$370,121,586
Consumer Staples	63,874,059	—	—		63,874,059
Energy	189,329,853	—	—		189,329,853
Financials	759,770,180	—	34,135	(2)	759,804,315
Healthcare	179,690,716	—	—		179,690,716
Industrials	501,486,649	—	—		501,486,649
Information Technology	451,152,083	—	—		451,152,083
Materials	216,193,573	—	—		216,193,573
Real Estate	255,908,068	—	—		255,908,068
Telecommunication Services	8,521,717	—	—		8,521,717
Utilities	143,824,886	—	—		143,824,886
Short-Term Investments	106,742,016	—	—		106,742,016
Total Assets	$3,246,615,386	$—	$34,135		$3,246,649,521

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$83,828,808	$669,960,387	$—		$753,789,195
Consumer Staples	93,177,899	537,849,990	—		631,027,889
Energy	46,219,645	241,617,009	—		287,836,654
Financials	68,112,987	842,175,883	—		910,288,870
Healthcare	111,477,185	496,369,407	—		607,846,592
Industrials	33,926,788	571,262,522	—		605,189,310
Information Technology	209,608,048	394,221,072	—		603,829,120
Materials	11,162,664	154,244,832	—		165,407,496
Real Estate	90,191	35,040,735	—		35,130,926
Telecommunication Services	7,633,879	190,212,300	—		197,846,179
Utilities	28,479	96,491,435	—		96,519,914
Preferred Stocks
Consumer Discretionary	—	11,221,776	—		11,221,776
Consumer Staples	—	450,913	—		450,913
Materials	—	62,079	—		62,079
Short-Term Investments	217,695,114	—	—		217,695,114
Total Assets	$882,961,687	$4,241,180,340	$—		$5,124,142,027

(1)	Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Interest rate swaps are reported at value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.

(2)	Includes a security valued at $0.

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Notes to Financial Statements (Continued)

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price or the removal of a fair value valuation adjustment. Transfers from Level 3 to Level 2 are generally the result of increased observable market activity, resulting in an increase in the number of observable inputs used to determine price.

Below are the transfers between levels for the Core Bond, Core Plus Bond, Municipal Bond and International Equity Funds during the reporting period from July 1, 2016 to June 30, 2017. There were no transfers between levels for the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value Funds during the reporting period ended June 30, 2017.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	International Equity Fund
Transfers into Level 1 (1)	$—	$—	$—	$223,040
Transfers out of Level 1 (2)	—	—	—	(17,704,762)

Net transfers out of Level 1	$—	$—	$—	$(17,481,722)

Transfers into Level 2 (1)(2)	$32,130,438	$12,004,044	$3,499,895	$17,704,762
Transfers out of Level 2 (1)(2)	(10,878,400)	(11,287,146)	(2,657,078)	(223,040)

Net transfers into Level 2	$21,252,038	$716,898	$842,817	$17,481,722

Transfers into Level 3 (2)	$10,878,400	$11,287,146	$2,657,078	$—
Transfers out of Level 3 (1)	(32,130,438)	(12,004,044)	(3,499,895)	—

Net transfers into/(out of) Level 3	$(21,252,038)	$(716,898)	$(842,817)	$—

(1)	Securities transferred from Level 3 to Level 2 and Level 2 to Level 1 were the result of additional market data being obtained and observed or the removal of a fair value valuation adjustment.

(2)	Securities transferred from Level 1 to Level 2 and Level 2 to Level 3 because of the application of a fair value valuation adjustment or the lack of observable market data.

The Core Bond, Core Plus Bond, Municipal Bond, Small/Mid Cap Growth and Small/Mid Cap Value Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Small/Mid Cap Growth and Small/Mid Cap Value Funds have been deemed immaterial.

Below is a roll forward which details the activity of securities in Level 3 during the period ended June 30, 2017:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund
Beginning Balance – June 30, 2016	$89,805,226	$20,768,569	$7,663,325
Purchases	100,645,730	47,299,595	28,310,013
Sales proceeds and paydowns	(43,089,298)	(4,974,354)	(14,306,949)
Transfers into Level 3	10,878,400	11,287,146	2,657,078
Transfer out of Level 3	(32,130,438)	(12,004,044)	(3,499,895)
Realized gains/(losses), net	131,072	(12,026)	—
Change in unrealized gains/(losses), net	1,544,346	323,392	85,393

Ending Balance – June 30, 2017	$127,785,038	$62,688,278	$20,908,965

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Core Bond, Core Plus Bond and Municipal Bond Funds at June 30, 2017 total $599,313, $(355,847) and $(65,943), respectively.

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

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Notes to Financial Statements (Continued)

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following tables present information about unobservable inputs related to the Funds’ categories of Level 3 investments as of June 30, 2017:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 6/30/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$27,969,534	Discounted Cash Flow	Internal Rate of Return	2.36%-7.80%	3.29%
			Life expectancy (in months)	10.44-16.44	11.25
Corporate Bonds	$6,121,492	Discounted Cash Flow	Internal Rate of Return	3.68%	3.68%
Mortgage-Backed Obligations	$1,640,351	Discounted Cash Flow	Internal Rate of Return	1.46%-6.19%	6.19%
			Life expectancy (in months)	0.60-7.20	7.20
Asset-Backed Obligations	$8,425,274	Market activity	Recent transaction	$100.00	$100.00
Corporate Bonds	$178,168	Market activity	Recent transaction	$100.00	$100.00
Mortgage-Backed Obligations	$34,420,360	Market activity	Recent transaction	$10.34-$100.31	$96.01

Core Plus Bond Fund

Investment Type	Fair Value at 6/30/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$7,792,719	Discounted Cash Flow	Internal Rate of Return	4.13%-4.58%	4.40%
			Life expectancy (in months)	20.88-30.12	24.60
Bank Loans	$491,804	Discounted Cash Flow	Internal Rate of Return	5.37%	5.37%
Corporate Bonds	$14,915,892	Discounted Cash Flow	Internal Rate of Return	2.90%-4.60%	3.63%
Mortgage-Backed Obligations	$2,272,650	Discounted Cash Flow	Internal Rate of Return	9.44%	9.44%
			Life expectancy (in months)	60.36	60.36
Asset-Backed Obligations	$1,585,000	Market activity	Recent transaction	$100.00	$100.00
Mortgage-Backed Obligations	$16,900,000	Market activity	Recent transaction	$100.00	$100.00

Municipal Bond Fund

Investment Type	Fair Value at 6/30/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$20,908,965	Discounted Cash Flow	Internal Rate of Return	2.45%-6.19%	3.86%

* The tables above do not include Level 3 securities that are valued using a single broker’s quote. At June 30, 2017, the value of these securities was $49,029,859, $18,730,213, and $0 for the Core Bond, Core Plus Bond

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Notes to Financial Statements (Continued)

and Municipal Bond Funds, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in this Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$2,262,187	$—	$—	$(1,018,443)	$—	$—
Core Plus Bond Fund	858,227	8,705	—	(1,878,868)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	1,615,870	—	—	(5,236,084)

*	May include cumulative unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended June 30, 2017.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$(1,809,397)	$—	$—	$3,009,840	$—	$—
Core Plus Bond Fund	(3,061,900)	—	—	(2,409,231)	—	8,705
Municipal Bond Fund	208,462	—	—	285	—	—
Equity Risk:
Large Cap Growth Fund	31,009	—	—	(475)	—	—
Large Cap Value Fund	106,980	—	—	(16,897)	—	—
Small/Mid Cap Growth Fund	80,483	—	—	(922)	—	—
Small/Mid Cap Value Fund	91,953	—	—	(5,127)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	35,797	—	—	(3,717,604)	—
Credit Risk:
Core Plus Bond Fund	—	—	194,437	—	—	15,296

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2017:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty					Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	$72,335	$(803)	$71,532	$—	$—	$71,532
J.P. Morgan	Forward Foreign Currency Exchange Contracts	210,586	(210,586)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,332,949	(1,332,949)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		1,615,870	(1,544,338)	71,532	—	—	71,532

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

					Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	$803	$(803)	$—	$—	$—	$—
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	67,477	—	67,477	—	—	67,477
Deutsche Bank	Forward Foreign Currency Exchange Contracts	1,195	—	1,195	—	—	1,195
HSBC	Forward Foreign Currency Exchange Contracts	126,117	—	126,117	—	—	126,117
J.P. Morgan	Forward Foreign Currency Exchange Contracts	788,621	(210,586)	578,035	—	—	578,035
Morgan Stanley	Forward Foreign Currency Exchange Contracts	4,190,529	(1,332,949)	2,857,580	—	—	2,857,580
Royal Bank of Canada	Forward Foreign Currency Exchange Contracts	61,342	—	61,342	—	—	61,342
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		5,236,084	(1,544,338)	3,691,746	—	—	3,691,746

The Funds’ average monthly notional amount of derivatives during the period ended June 30, 2017 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Swaps	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$518,143,090	$(133,674,232)	$—	$—
Core Plus Bond Fund	358,250,651	(77,394,094)	7,633,266	47,559,809
Municipal Bond Fund	587,196	—	—	—
Large Cap Growth Fund	169,380	—	—	—
Large Cap Value Fund	333,674	—	—	—
Small/Mid Cap Growth Fund	564,115	—	—	—
Small/Mid Cap Value Fund	229,709	—	—	—

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay each Sub-adviser. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2017 are noted in the table below:

Fund	Annual Advisory Fee	Advisory Fees Waived by Adviser
Core Bond Fund	0.32%	$(23,148,248)
Core Plus Bond Fund	0.36	(11,580,478)
Municipal Bond Fund	0.36	(4,186,171)
Large Cap Growth Fund	0.44	(6,208,575)
Large Cap Value Fund	0.44	(6,192,732)
Small/Mid Cap Growth Fund	0.64	(5,049,641)
Small/Mid Cap Value Fund	0.64	(5,264,070)
International Equity Fund	0.60	(9,361,680)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC William Blair Investment Management, LLC BlackRock Investment Management, LLC

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Notes to Financial Statements (Continued)

Fund	Sub-advisers
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

Advisory Research, Inc.

BlackRock Investment Management, LLC

LSV Asset Management

International Equity Fund

Baillie Gifford Overseas Limited

Edinburgh Partners Limited

Manning & Napier Advisors, LLC

Mondrian Investment Partners Limited

WCM Investment Management

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2017, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund. During the period ended June 30, 2017, the Funds did not exceed the Expense Cap, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including,

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

among other responsibilities, fund accounting and certain compliance services. For these services, the Funds pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration Fee in the Statements of Operations.

Custodian – U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other funds or accounts that have a common investment adviser (or sub-adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2017, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Large Cap Growth Fund	$36,094,416	$40,075,805
Large Cap Value Fund	80,026,611	35,660,817
Small/Mid Cap Growth Fund	39,630,923	49,378,502
Small/Mid Cap Value Fund	28,547,619	35,908,761
International Equity Fund	13,946,335	22,682,070

7. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured, uncommitted line of credit agreement with U.S. Bank, N.A., expiring June 29, 2018. The arrangement allows the Funds to borrow for temporary purposes to meet large or unexpected redemptions. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds are not subject to any commitment fees under this arrangement. The Funds did not have any outstanding borrowings under this agreement during the period ended June 30, 2017.

8. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2017, the Funds have yet to lend under this agreement.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

9. INVESTMENT TRANSACTIONS

For the period ended June 30, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$24,303,380,225	$9,130,824,732	$—	$—	$—	$—	$—	$—
Other	4,626,802,773	3,104,885,322	1,118,201,953	2,594,859,350	2,593,409,477	1,081,684,619	2,168,839,672	2,784,379,216
Sales:
U.S. Government	22,527,659,323	8,819,346,258	—	—	—	—	—	—
Other	3,283,812,726	1,269,472,777	494,806,487	1,310,381,892	778,719,115	515,598,044	1,149,324,435	768,759,562

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2017, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Core Bond Fund	$16,756,613	$(16,756,613)	$—
Core Plus Bond Fund	8,541,503	(8,541,503)	—
Municipal Bond Fund	(2,494)	2,494	—
Large Cap Growth Fund	19,101	(778)	(18,323)
Large Cap Value Fund	(90,325)	90,325	—
Small/Mid Cap Growth Fund	261,289	(261,289)	—
Small/Mid Cap Value Fund	(815,224)	829,993	(14,769)
International Equity Fund	(1,753,495)	1,617,518	135,977

At June 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Cost of Investments	$14,203,166,928	$6,727,677,596	$2,535,379,348	$3,640,075,867	$4,551,978,994	$2,229,585,535	$2,937,280,778	$4,722,098,986

Gross Unrealized Appreciation	$244,658,099	$67,113,055	$29,920,953	$629,605,238	$596,164,825	$409,630,633	$427,754,945	$592,617,448
Gross Unrealized Depreciation	(71,255,301)	(36,944,944)	(15,433,824)	(81,783,429)	(156,996,858)	(105,278,677)	(118,386,202)	(190,574,407)

Net Unrealized Appreciation	$173,402,798	$30,168,111	$14,487,129	$547,821,809	$439,167,967	$304,351,956	$309,368,743	$402,043,041

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies and the amortization of premiums.

74	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

As of June 30, 2017, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Other Losses	$(18,303,040)	$(33,301,863)	$(5,091,134)	$(73,244,280)	$—	$—	$(12,198,796)	$(4,411,361)
Other Gains/(Losses)	(3,977,642)	4,256,056	(26,291)	(4,372)	(2,761)	(270)	—	(20,112)
Undistributed Net Ordinary Income	8,528,028	—	—	19,692,149	462,429	3,228,238	14,361,546	63,578,878
Undistributed Tax-Exempt Income	—	—	617,979	—	—	—	—	—
Undistributed Long-Term Capital Gain	—	—	—	—	14,467,977	6,004,759	—	—
Unrealized Appreciation/(Depreciation)	174,646,542	25,553,493	14,487,129	547,822,777	439,175,598	304,351,956	309,368,743	402,332,432

Total Accumulated Gain/(Loss)	$160,893,888	$(3,492,314)	$9,987,683	$494,266,274	$454,103,243	$313,584,683	$311,531,493	$461,479,837

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, post-October capital loss deferrals and capital loss carryforwards.

At June 30, 2017, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital Loss Carryforwards
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Large Cap Growth Fund	73,244,280
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	12,198,796
International Equity Fund	4,411,361

At June 30, 2017 the Core Bond, Core Plus Bond and Municipal Bond Funds deferred, on a tax basis, post-October capital losses of $18,303,040, $32,518,975 and $5,091,134, respectively. Additionally, at June 30, 2017 the Core Plus Bond Fund deferred, on a tax basis, late-year ordinary losses of $782,888. Under current tax law, capital losses realized after October 31, and late-year ordinary losses realized after December 31 may be deferred and treated as occurring on the first business day of the Fund’s next taxable year.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2017 and June 30, 2016 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2017	2016	2017	2016	2017	2016	2017	2016
Distributions paid from:
Net Ordinary Income (1)	$349,650,342	$262,062,980	$143,426,455	$56,840,027	$2,649,832	$883,304	$27,066,103	$13,598,060
Tax-Exempt Income	—	—	—	—	40,713,891	18,578,602	—	—
Net Long-Term Capital Gains	10,835,355	8,844,028	1,478,345	139,783	176,449	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$360,485,697	$270,907,008	$144,904,800	$56,979,810	$43,540,172	$19,461,906	$27,066,103	$13,598,060

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2017	2016	2017	2016	2017	2016	2017	2016
Distributions paid from:
Net Ordinary Income (1)	$65,546,222	$40,386,381	$6,879,324	$3,645,669	$19,093,726	$5,499,345	$49,670,345	$9,875,287
Tax-Exempt Income	—	—	—	—	—	—	—	—
Net Long-Term Capital Gains	—	9,782	—	—	—	41,446	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$65,546,222	$40,396,163	$6,879,324	$3,645,669	$19,093,726	$5,540,791	$49,670,345	$9,875,287

(1)	Net Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets and result in a decline in the value of the fixed income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of

76	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as an OTC Swap or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time.

Annual Report • June 30, 2017	77

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

l) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield securities also may be less liquid than higher quality investments.

12. REGULATORY MATTER

In October 2016, the SEC adopted significant reforms to investment company reporting forms and rules. The reforms include amendments to Regulation S-X that will require investment companies to add certain standardized enhanced disclosures, particularly derivative disclosures, to their financial statements. Compliance with the new and amended rules is required for financial statements filed with the SEC with a period end after August 1, 2017; adoption will have no material effect on the Funds’ net assets or results of operations.

Accounting Standards Update 2017-08 (ASU 2017-08) Premium Amortization on Purchased Callable Debt Securities

During March 2017, the Financial Accounting Standards Board (FASB) issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Annual Report • June 30, 2017	79

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of the Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (each an individual Fund of the Bridge Builder Trust, hereafter referred to as the “Funds”) as of June 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended (or for Bridge Builder Core Plus Bond Fund, for the year ended June 30, 2017 and for the period July 13, 2015 (inception date) through June 30, 2016, and for Bridge Builder Municipal Bond Fund, for the year ended June 30, 2017 and for the period September 14, 2015 (inception date) through June 30, 2016, and for Bridge Builder International Equity Fund, for the year ended June 30, 2017 and for the period July 6, 2015 (inception date) through June 30, 2016) and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 25, 2017

80	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	9	Chair, Brandes U.S. registered mutual funds (nine funds).
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Retired (2016-2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)	9	None.
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	9	Independent Director, Federal Home Loan Bank; Inside Director, Ameriprise Bank, FSB.
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	9	None.
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	9	Audit Committee Chair; Teton Advisors, Inc. (registered investment adviser). Trustee, BBH Trust (six funds).

Annual Report • June 30, 2017	81

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Chief Executive Officer, Victory Wireline, LLC (2015-Present); Retired (2013-2015); Principal, Investment Advisory, Edward Jones Client Strategies Group (1986-2012)	9	None.
William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones Client Strategies Group (1994-Present)	9	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Ryan T. Robson (Born: 1978)	President	Indefinite Term; Since July 1, 2016	Principal, Edward Jones Client Strategies Group (since 2013); Director, PricewaterhouseCoopers LLP (2010-2013)
Julius A. Drelick, III (Born: 1966)	Vice President	Indefinite Term; Since May 24, 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2004-2016)
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 1, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Helge K. Lee (Born: 1946)	Secretary	Indefinite Term; Since July 1, 2016	Associate General Counsel and Leader of the Fee-Based Platforms Team in the Legal Division, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014)
Rebecca A. Paulzine (Born: 1979)	Assistant Secretary	Indefinite Term; Since November 10, 2016	Associate General Counsel at Edward Jones (since 2014); Senior Counsel at Thrivent Financial for Lutherans (2010-2014)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)	Mr. Broderick and Mr. Fiala are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)	The “Fund Complex” is comprised of each Fund offered by the Trust, one of which is offered in a separate SAI, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

The business address of the Trustees and Officers is the address of the Trust: 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At an in-person meeting held on May 23-24, 2017 (the “May Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with the Adviser for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement and collectively, the “Sub-advisory Agreements”) with each of the following Fund sub-advisers: Robert W. Baird & Co. Inc. (“Baird”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Prudential Investment Management, Inc. (“Prudential”), Metropolitan West Asset Management, LLC (“MetWest”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), FIAM, LLC (“FIAM”), Wells Capital Management, Inc. (“Wells Capital”), Lazard Asset Management, LLC (“Lazard”), Sustainable Growth Advisers, LP (“SGA”), Jennison Associates, LLC (“Jennison”), William Blair Investment Management, LLC (“William Blair”), BlackRock Investment Management, LLC (“BlackRock”), Artisan Partners, LP (“Artisan”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Wellington Management Company, LLP (“Wellington”), Eagle Asset Management, Inc. (“Eagle”), Champlain Investment Partners, LLC (“Champlain”), ClearBridge Investments, LLC (“ClearBridge”), Stephens Investment Management Group, LLC (“Stephens”), Advisory Research, Inc. (“Advisory Research”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), Boston Partners Global Investors, Inc. (“Boston Partners”), Silvercrest Asset Management Group, LLC (“Silvercrest”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Edinburgh Partners Limited (“Edinburgh”), Manning & Napier Advisors, LLC (“Manning & Napier”), Mondrian Investment Partners Limited (“Mondrian”), and WCM Investment Management (“WCM”) (collectively, the “Sub-advisers”).

In connection with the annual review process and in advance of the May Meeting, the Adviser and the Sub-advisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-advisers; (ii) each Fund’s historical investment performance and the historical investment performance of each Sub-adviser; (iii) the Adviser’s and the Sub-advisers’ personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Sub-advisers in managing the Fund; (v) the advisory fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable by the Adviser to each Sub-adviser; (vii) the Adviser’s and the Sub-advisers’ compliance policies and procedures; and (viii) other “fall-out” benefits the Adviser and/or its affiliates and the Sub-advisers may receive based on their relationships with the Funds. At a telephonic Board meeting held on May 9, 2017 and at the May Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding the services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal. At these meetings, representatives of the Adviser and the Sub-advisers furnished quarterly reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by the Adviser and the Sub-advisers, and compliance and operations matters related to the Trust, the Funds, the Adviser, and the Sub-advisers.

Annual Report • June 30, 2017	83

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

At the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of advisory arrangements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Sub-advisers, to discuss the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board considered not only the specific information presented in connection with the May Meetings, but also the knowledge gained over time through previous interactions with the Adviser and the Sub-advisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

1. The nature, extent and quality of the services provided by the Adviser and the Sub-advisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-adviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Sub-advisers, and the Sub-advisers’ roles in the day-to-day management of each Fund’s portfolio. The Board considered the Adviser’s assumption of business, entrepreneurial and overall managerial risks by advising the Funds. The Board also contemplated the Adviser’s oversight of the Sub-advisers, which includes continuous analysis of, and regular discussions with each Sub-adviser about, the investment strategies and performance of each Fund and of the portion of a Fund’s assets allocated to a particular Sub-adviser, periodic due diligence on-site visits to the Sub-advisers, and other in-person meetings with the Sub-advisers. The Board also considered the Adviser’s robust processes relating to Sub-adviser selection, monitoring, termination and allocation adjustments. The Board also took into account the Adviser’s oversight of the Funds’ other service providers.

The Board also noted the Adviser’s and each Sub-adviser’s operations, including resources devoted to support such operations. The Board considered the Adviser’s and each Sub-adviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Sub-advisers. The Board also noted the compliance programs and compliance records of the Adviser and the Sub-advisers. In addition, the Board considered the administrative and other services that are or will be provided to the Funds by the Adviser, including a new analytical tool the Adviser intends to employ to help mitigate the Funds’ risks.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the advisory fee and total fees and expenses of each Fund to its category and peer funds on a gross basis and also net of fee and expense waivers and reimbursements. In this regard, the Trustees received and reviewed reports prepared by Morningstar Associates, LLC, an independent provider of mutual fund industry data, comparing each Fund’s advisory fees and gross and net expense ratios to those paid by an independently-selected category and peer group of mutual funds. The Board noted that, for each of the Funds, advisory fees and net expenses were below their respective peer group medians. The Board observed that the Adviser had no similarly managed separate accounts for purposes of comparison. The Board reviewed the information provided by certain of the Sub-advisers regarding fees charged to other similarly managed accounts, if any. To the extent provided, the Board reviewed information about structural, operational and other differences between such similarly managed accounts and the sleeves managed for the Funds.

The Board noted that, although the Adviser has historically paid all sub-advisory fees to the Sub-advisers, the Funds have agreed to assume the obligation to pay sub-advisory fees going forward. However, the Board considered that

84	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees paid to a Sub-adviser for management of its allocated portion of a Fund or Funds. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Sub-advisers.

3. The Funds’ Investment Performance Record. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective category and peer group as independently selected by Morningstar Associates, LLC.

The Board observed that the Core Bond Fund outperformed its peer group median and benchmark index for the one-year and three-year periods ended March 31, 2017. The Board also reviewed the investment performance of each Sub-adviser of the Core Bond Fund, noting that Baird, J.P. Morgan and Prudential outperformed the Fund’s benchmark index for the one- and three-year periods. The Board also noted that Loomis Sayles outperformed the Fund’s benchmark index over its one-year track record.

The Board observed that the Core Plus Bond Fund underperformed its peer group median and outperformed its benchmark index for the one-year period ended March 31, 2017. The Board also reviewed the investment performance of each Sub-adviser of the Core Plus Bond Fund, noting that each of them outperformed the Fund’s benchmark index.

The Board reviewed the performance of the Municipal Bond Fund, which outperformed its peer group median and its benchmark index for the one-year period ended March 31, 2017. In reviewing the investment performance of each Sub-adviser of the Municipal Bond Fund, the Board observed that FIAM and both T. Rowe Price sleeves outperformed the Fund’s benchmark index, while Wells Capital underperformed the Fund’s benchmark index.

The Board observed that the Large Cap Growth Fund outperformed its peer group median and underperformed its benchmark index for the one-year period ended March 31, 2017. In reviewing the investment performance of each Sub-adviser of the Large Cap Growth Fund, the Board noted that SGA and Lazard outperformed the Fund’s benchmark index, while BlackRock, Jennison and William Blair underperformed the Fund’s benchmark index.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund underperformed its peer group median and its benchmark index for the one-year period ended March 31, 2017. In reviewing the investment performance of each Sub-adviser of the Large Cap Value Fund, the Board noted that Artisan and Barrow Hanley outperformed the Fund’s benchmark index, while BlackRock and Wellington underperformed the Fund’s benchmark index.

The Board observed that the Small/Mid Cap Growth Fund outperformed its peer group median, but it underperformed its benchmark index for the one-period ended March 31, 2017. In reviewing the investment performance of each Sub-adviser of the Small/Mid Cap Growth Fund, the Board observed that Eagle, Stephens, Champlain and one of the BlackRock sleeves outperformed the Fund’s benchmark index, while, Clearbridge and the other BlackRock sleeve underperformed the Fund’s benchmark index.

The Board reviewed the performance of the Small/Mid Cap Value Fund, observing that it underperformed its peer group median and its benchmark index for the one-year period ended March 31, 2017. The Board reviewed the performance of each Sub-adviser as well, noting that one BlackRock sleeve and Silvercrest outperformed the Fund’s benchmark index, while Advisory Research, Boston Partners the other BlackRock sleeve, and Vaughan Nelson underperformed the Fund’s benchmark index.

Annual Report • June 30, 2017	85

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

Finally, the Board observed that the International Equity Fund outperformed its peer group median and underperformed its benchmark index for the one-year period ended March 31, 2017. In reviewing the performance of each Sub-adviser of the International Equity Fund, the Board noted that each Sub-adviser other than Edinburgh underperformed the Fund’s benchmark index.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees paid to a Sub-adviser for management of its allocated portion of a Fund or Funds. Therefore, the Adviser does not profit or receive any differential compensation from allocating assets in any particular manner among the Sub-advisers. In addition, the Board did not consider the profitability of the Sub-advisers to be a material factor in their determination, given that the Sub-advisers are not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Board received and considered information regarding the Adviser’s rigorous fee negotiation process. The Board also considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Sub-advisers have agreed to contractual breakpoints in the sub-advisory fee schedules, which accrue to the benefit of the Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board received and considered information about asset-based fees received by Edward Jones from participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser and Edward Jones may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Sub-advisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Sub-advisers to the extent they use the research generated from such trading activities across their client base.

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

Sub-Advisory Agreement for Pacific Investment Management Company LLC

Pursuant to Section 15(a) of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.1

In advance of the in-person Meeting held on February 28-March 1, 2017 (the “in-person Meeting”) and a telephonic meeting held on February 22, 2017, Olive Street Investment Advisers, LLC (the “Adviser”) and Pacific Investment Management Company LLC (“PIMCO”) furnished information to the Board necessary for the Board to evaluate the terms of a new sub-advisory agreement with PIMCO (the “PIMCO Sub-advisory Agreement”) for the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”). This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by PIMCO; (ii) PIMCO’s investment management personnel; (iii) PIMCO’s operations; (iv) PIMCO’s investment philosophy and investment process; (v) the sub-advisory fees proposed to be payable to PIMCO; (vi) PIMCO’s policies and compliance procedures, including those related to personal securities transactions; and (vii) the investment performance of accounts managed by PIMCO with strategies similar to the portion of the Core Plus Bond Fund proposed to be managed by PIMCO.

[1]	Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without obtaining shareholder approval under Section 15(a) of the 1940 Act and granting them relief from certain disclosure requirements.

86	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

At the in-person Meeting, representatives of the Adviser and PIMCO also made presentations and responded to questions regarding PIMCO’s services and fees, as well as other aspects of the PIMCO Sub-advisory Agreement. The Independent Trustees received advice from Trust counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory and sub-advisory arrangements, and met in executive session outside the presence of the interested Trustees, Trust management and representatives of the Adviser and PIMCO to discuss the PIMCO Sub-advisory Agreement and the services to be provided by PIMCO thereunder.

In considering the approval of the PIMCO Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services to be provided by PIMCO under the PIMCO Sub-advisory Agreement. The Board reviewed the portfolio management services proposed to be provided by PIMCO, including how PIMCO’s investment approach and process complement those of the other sub-advisers that manage the Core Plus Bond Fund, as well as the background and experience of PIMCO’s portfolio management personnel. The Board discussed the history of PIMCO and its experience in the role of sub-adviser to registered investment companies. The Board reviewed the resources of PIMCO, organizational and personnel changes that had occurred within the past few years and the terms of the proposed PIMCO Sub-advisory Agreement. The Trustees also considered other services to be provided to the Core Plus Bond Fund by PIMCO under the Adviser’s supervision, such as monitoring adherence to the Core Plus Bond Fund’s investment restrictions, monitoring compliance with various Core Plus Bond Fund policies and procedures and with applicable securities laws and regulations and monitoring valuation and liquidity.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that PIMCO is capable of providing services of the type and nature contemplated by the terms of the PIMCO Sub-advisory Agreement.

2. Fees and Other Expenses. The Trustees reviewed a report on the sub-advisory fees proposed to be payable by the Adviser to PIMCO. The Board was also informed about the process by which the Adviser negotiates fees with potential sub-advisers. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by PIMCO.

3. PIMCO’s Investment Performance Record. Because PIMCO is new to the Core Plus Bond Fund, the Board was not able to evaluate an investment performance record for the portion of the Core Plus Bond Fund to be managed by PIMCO. The Board did consider PIMCO’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. The Board did not consider profitability of PIMCO to be a material factor, given that PIMCO is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length.

5. Indirect Benefits. The Board considered potential “fall-out” or ancillary benefits to PIMCO, as a result of its relationship with the Core Plus Bond Fund. The Board considered that ancilarry benefits could result from a greater amount of assets under PIMCO’s management, potentially allowing the sub-adviser to leverage its increased trade volume to negotiate more favorable execution rates for all its clients. Ancillary benefits could also include the ability to market to shareholders other financial products and services offered by PIMCO that follow investment strategies similar to those of the Core Plus Bond Fund.

Annual Report • June 30, 2017	87

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

CONCLUSION

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the PIMCO Sub-advisory Agreement at the Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the PIMCO Sub-advisory Agreement, including the compensation to be paid thereunder, are reasonable in relation to the services expected to be provided by PIMCO to the Core Plus Bond Fund and that the appointment of PIMCO and the approval of the PIMCO Sub-advisory Agreement would be in the best interests of the Core Plus Bond Fund and its shareholders. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved (a) the appointment of PIMCO as a sub-adviser to the Core Plus Bond Fund and (b) the PIMCO Sub-advisory Agreement.

88	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2017, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	0.00%	0.00%
Core Plus Bond Fund	0.00	0.00
Municipal Bond Fund	0.00	0.00
Large Cap Growth Fund	100.00	100.00
Large Cap Value Fund	100.00	88.62
Small/Mid Cap Growth Fund	100.00	100.00
Small/Mid Cap Value Fund	100.00	100.00
International Equity Fund	100.00	0.60

Annual Report • June 30, 2017	89

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2017, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(2)(c), respectively.

% of Ordinary Income Distributions
Fund	Short-Term Capital Gain Distributions
Core Bond Fund	17.91%
Core Plus Bond Fund	8.96
Municipal Bond Fund	80.68
Large Cap Growth Fund	0.00
Large Cap Value Fund	0.00
Small/Mid Cap Growth Fund	0.00
Small/Mid Cap Value Fund	0.00
International Equity Fund	0.00

For the fiscal year ended June 30, 2017, the International Equity Fund earned foreign source income of $103,718,540, which amounts to $0.22 per share, and paid foreign taxes of $8,873,873, which amounts to $0.02 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

90	Annual Report • June 30, 2017

Bridge Builder Mutual Funds

Privacy Policy (Unaudited)

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account transactions	* Risk tolerance
	* Transaction history	* Account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Annual Report • June 30, 2017	91

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Bridge Builder Mutual Funds
Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.
Visit www.bridgebuildermutualfunds.com for more information.
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Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed December 16, 2015.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John Tesoro and William Scheffel are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2017	FYE 6/30/2016
Audit Fees	$434,975	$409,250
Audit-Related Fees
Tax Fees	$56,018	$64,007
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2017	FYE 6/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2017	FYE 6/30/2016
Registrant	$56,018	$64,007
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2017

	Principal Amount	Value
BONDS & NOTES - 97.65%
Asset-Backed Obligations - 10.28%
A Voce CLO Ltd.
2.32%, 07/15/2026 (Acquired 03/16/2017, Cost $6,500,000) (1)	$6,500,000	$6,500,208
ABFC 2005-AQ1 Trust
4.80%, 01/25/2034	497,912	504,776
ABFC 2006-OPT1 Trust
1.37%, 09/25/2036	4,500,221	4,257,515
Academic Loan Funding Trust 2012-1
2.02%, 12/27/2022 (Acquired 10/28/2013 through 11/14/2014, Cost $252,761) (1)	252,258	252,705
Academic Loan Funding Trust 2013-1
2.02%, 12/26/2044 (Acquired 11/15/2013, Cost $1,085,037) (1)	1,091,494	1,086,268
Accredited Mortgage Loan Trust 2006-2
1.37%, 09/25/2036	229,949	229,670
AJAX Mortgage Loan Trust
3.47%, 04/25/2057 (Acquired 05/19/2017, Cost $1,045,683) (1)	1,045,799	1,043,900
AJAX Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (Acquired 10/20/2016, Cost $1,283,533) (1)	1,285,816	1,281,344
AJAX Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (Acquired 10/21/2016, Cost $2,841,799) (1)	2,841,799	2,830,157
American Credit Acceptance Receivables Trust 2015-2
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,934) (1)	980,000	999,337
American Credit Acceptance Receivables Trust 2016-3
1.70%, 11/12/2020 (Acquired 07/22/2016, Cost $594,990) (1)	595,005	594,172
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (Acquired 11/04/2016, Cost $1,411,861) (1)	1,412,000	1,417,770
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (Acquired 05/23/2017, Cost $5,995,089) (1)	5,996,000	5,988,154
3.69%, 06/12/2023 (Acquired 05/23/2017, Cost $3,659,599) (1)	3,660,000	3,654,621
American Express Credit Account Master Trust
1.93%, 09/15/2022	20,818,000	20,863,735
1.44%, 09/16/2024	17,400,000	17,511,304
American Express Credit Account Master Trust 2013-1
1.86%, 02/16/2021	5,250,000	5,273,135
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015 through 03/23/2017, Cost $4,065,252) (1)	3,954,188	4,130,795
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,372) (1)	300,000	314,567
6.23%, 10/17/2036 (Acquired 04/02/2015, Cost $1,075,359) (1)	1,000,000	1,108,709
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015 through 11/12/2015, Cost $615,383) (1)	600,000	633,292
6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,088,919) (1)	1,000,000	1,121,957
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,192,977) (1)	2,161,660	2,229,432
5.64%, 04/17/2052 (Acquired 04/01/2015 through 01/14/2016, Cost $1,446,311) (1)	1,400,000	1,504,092
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (Acquired 09/14/2015 through 03/22/2017, Cost $1,882,757) (1)	1,873,479	1,965,783
AmeriCredit Automobile Receivables 2015-4
1.84%, 04/08/2019	1,583,476	1,584,033
AmeriCredit Automobile Receivables 2016-1
1.84%, 06/10/2019	1,481,182	1,482,218
AmeriCredit Automobile Receivables Trust
1.51%, 05/18/2020	4,703,000	4,699,557
2.30%, 02/18/2022	1,153,000	1,154,409
2.71%, 08/18/2022	618,000	621,218
3.13%, 01/18/2023	1,387,000	1,392,358
AmeriCredit Automobile Receivables Trust 2016-2
1.42%, 10/08/2019	1,260,034	1,259,668
1.79%, 10/08/2019	3,543,449	3,547,923
1.60%, 11/09/2020	342,000	341,953
AmeriCredit Automobile Receivables Trust 2016-3
1.65%, 11/08/2019	1,897,186	1,899,998
Americredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	892,410
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,042,570

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.08%, 01/25/2034	2,332	2,532
Amortizing Residential Collateral Trust 2002-BC5
2.25%, 07/25/2032	3,552,218	3,517,589
Anchor Assets IX LLC
5.13%, 02/15/2020 (Acquired 04/04/2016 through 12/13/2016, Cost $7,489,236) (1)(7)(8)	7,500,000	7,500,000
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (Acquired 03/07/2017, Cost $4,957,816) (1)	4,957,816	4,971,435
Argent Securities, Inc.
2.36%, 03/25/2034	3,570,651	3,437,139
Argent Securities, Inc. Asset Back Pass Through Certificates Series 2004-W5
2.26%, 04/25/2034	3,667,317	3,439,273
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
1.56%, 11/25/2035	3,984,631	3,942,460
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
1.90%, 11/25/2033	1,862,969	1,794,216
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6
1.94%, 09/25/2034	1,343,065	1,342,444
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
1.39%, 03/25/2036	3,038,542	3,003,370
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
1.43%, 01/25/2036	5,984,525	5,907,771
Asset-Backed Pass-Through Certificates Series 2004-R2
2.00%, 04/25/2034	479,864	479,151
Atlas Senior Loan Fund IV Ltd.
2.68%, 02/17/2026 (Acquired 12/13/2013 through 04/01/2015, Cost $15,219,338) (1)	15,250,000	15,253,645
Atlas Senior Loan Fund Ltd.
0.00%, 01/15/2030 (Acquired 06/23/2017, Cost $3,750,000) (1)	3,750,000	3,750,000
Atlas Senior Loan Fund V Ltd.
2.59%, 07/16/2026 (Acquired 10/07/2016, Cost $4,250,000) (1)	4,250,000	4,256,723
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,894,008) (1)	4,900,000	4,897,722
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,303,004) (1)	10,300,000	10,327,327
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $7,899,456) (1)	7,900,000	7,864,107
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $6,599,356) (1)	6,600,000	6,562,247
AXIS Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $542,517) (1)	542,526	542,170
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (Acquired 10/20/2016, Cost $1,598,618) (1)	1,598,677	1,592,064
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015 through 03/22/2017, Cost $1,209,583) (1)	1,210,428	1,201,949
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (Acquired 11/10/2015, Cost $2,881,720) (1)	2,881,738	2,917,065
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,199,079
1.95%, 08/15/2022	7,548,000	7,572,945
Battalion CLO IV Ltd.
2.29%, 10/22/2025 (Acquired 03/22/2017, Cost $5,000,000) (1)	5,000,000	4,997,470
Battalion CLO V Ltd.
2.33%, 04/17/2026 (Acquired 03/22/2017, Cost $2,750,000) (1)	2,750,000	2,748,614
Battalion CLO VI Ltd.
2.34%, 10/17/2026 (Acquired 04/04/2017, Cost $2,100,000) (1)	2,100,000	2,099,750
Battalion CLO VII Ltd.
2.35%, 10/17/2026 (Acquired 03/22/2017, Cost $4,000,000) (1)	4,000,000	3,997,984
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	227,396	204,397
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $490,747) (1)	490,747	488,593
Bayview Opportunity Master Fund IIIa Trust 2016-RN3
3.60%, 09/29/2031 (Acquired 09/26/2016, Cost $982,341) (1)	982,341	987,723
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032 (Acquired 04/21/2017, Cost $847,401) (1)	847,401	846,520
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (Acquired 05/19/2017, Cost $2,441,086) (1)	2,441,086	2,437,806
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032 (Acquired 01/26/2017, Cost $1,811,009) (1)	1,811,009	1,807,258
BCC Funding Co. X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $928,828) (1)	928,830	927,885
BCC Funding XIII LLC
2.20%, 12/20/2021 (Acquired 09/14/2016, Cost $2,421,157) (1)	2,421,371	2,420,761

	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust 2004-HE6
2.07%, 08/25/2034	7,536,175	7,145,464
Bear Stearns Asset Backed Securities I Trust 2004-HE7
2.12%, 08/25/2034	924,542	891,107
Bear Stearns Asset Backed Securities Trust 2003-2
2.72%, 03/25/2043	4,683,753	4,626,174
Bear Stearns Asset Backed Securities Trust 2006-SD1
1.59%, 04/25/2036	36,690	35,853
Benefit Street Partners CLO VII Ltd.
2.69%, 07/18/2027 (Acquired 03/11/2016, Cost $1,981,099) (1)	2,000,000	2,000,228
BlueMountain CLO 2015-1 Ltd.
2.49%, 04/13/2027 (Acquired 12/13/2016, Cost $775,000) (1)	775,000	777,819
BMW Vehicle Owner Trust 2014-A
0.97%, 11/26/2018	74,961	74,930
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $312,826) (1)	314,989	311,748
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (Acquired 05/10/2017, Cost $980,100) (1)	975,276	976,487
CAM Mortgage Trust 2017-1
3.22%, 08/01/2057 (Acquired 03/17/2017, Cost $1,945,131) (1)	1,945,292	1,946,611
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (7)(8)	5,147,228	5,135,969
Capital Auto Receivables Asset Trust 2016-2
1.32%, 01/22/2019	621,791	621,515
Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019	1,914,635	1,913,787
Capital One Multi-Asset Execution Trust
1.61%, 02/15/2022	8,584,000	8,634,499
2.00%, 01/17/2023	17,500,000	17,571,748
1.57%, 01/15/2025	6,284,000	6,312,740
2.43%, 01/15/2025	5,385,000	5,457,690
CarFinance Capital Auto Trust 2014-1
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $182,658) (1)	182,667	183,287
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $479,582) (1)	479,591	479,107
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015 through 10/05/2016, Cost $1,866,996) (1)	1,871,114	1,870,936
Carlyle Global Market Strategies CLO 2014-3 Ltd.
2.32%, 07/27/2026 (Acquired 02/24/2017, Cost $3,000,000) (1)	3,000,000	2,998,482
Carlyle US CLO 2017-1 Ltd.
2.39%, 04/20/2031 (Acquired 03/08/2017, Cost $5,469,200) (1)(8)	5,500,000	5,502,288
Carlyle US CLO 2017-2 Ltd.
0.00%, 07/20/2031 (Acquired 05/18/2017, Cost $2,983,200) (1)	3,000,000	2,990,382
CarMax Auto Owner Trust
1.93%, 03/15/2022	8,359,000	8,365,658
CarMax Auto Owner Trust 2013-4
1.28%, 05/15/2019	186,690	186,563
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	290,595	290,362
CarMax Auto Owner Trust 2016-4
1.40%, 08/15/2021	5,788,000	5,740,607
Carnow Auto Receivables Trust 2016-1
2.26%, 05/15/2019 (Acquired 12/09/2016, Cost $2,253,155) (1)	2,253,186	2,254,505
3.49%, 02/15/2021 (Acquired 12/09/2016, Cost $2,249,771) (1)	2,250,000	2,259,642
Carrington Mortgage Loan Trust Series 2006-OPT1
1.40%, 02/25/2036	784,108	778,462
Catamaran CLO 2014-1 Ltd.
2.71%, 04/20/2026 (Acquired 04/02/2014, Cost $5,491,744) (1)	5,500,000	5,500,929
2.96%, 04/20/2026 (Acquired 04/02/2014, Cost $4,396,740) (1)	4,500,000	4,450,221
Catamaran CLO 2014-2 Ltd.
2.56%, 10/18/2026 (Acquired 11/17/2016, Cost $1,000,000) (1)	1,000,000	1,000,774
Catamaran CLO 2015-1 Ltd.
2.70%, 04/22/2027 (Acquired 03/31/2015 through 04/29/2016, Cost $2,243,040) (1)	2,250,000	2,250,257
Chase Funding Trust Series 2003-4
5.32%, 05/25/2033	172,290	175,136
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	473,370	483,646
5.12%, 11/25/2034	278,023	287,166
Chase Issuance Trust
1.71%, 06/15/2023	19,794,000	19,955,719

	Principal Amount	Value
1.56%, 03/15/2024	7,100,000	7,121,482
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (Acquired 02/26/2016, Cost $1,209,393) (1)	1,210,627	1,226,001
6.64%, 08/15/2022 (Acquired 02/26/2016, Cost $3,239,693) (1)	3,250,000	3,388,333
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	13,395,000	13,412,056
1.84%, 04/22/2026	10,900,000	10,956,621
Citigroup Mortgage Loan Trust, Inc.
1.58%, 10/25/2035	418,367	418,159
CLUB Credit Trust 2017-NP1
2.39%, 04/17/2023 (Acquired 06/14/2017, Cost $1,545,995) (1)	1,546,000	1,546,532
3.17%, 04/17/2023 (Acquired 06/14/2017, Cost $1,999,991) (1)	2,000,000	2,002,872
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048 (Acquired 11/02/2016, Cost $1,342,231) (1)	1,342,272	1,315,165
Conseco Financial Co.
6.40%, 10/15/2018	1,626	1,626
6.24%, 12/01/2028	36,486	37,702
6.22%, 03/01/2030	93,417	99,748
6.18%, 04/01/2030	27,932	29,463
Continental Credit Card 2016-1
4.56%, 01/15/2023 (Acquired 12/13/2016, Cost $1,078,686) (1)	1,078,688	1,078,583
COOF Securitization Trust 2014-1 Ltd.
3.03%, 06/25/2040 IO (Acquired 05/16/2014, Cost $367,493) (1)	2,056,760	190,528
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	56,535	57,193
4.54%, 02/25/2036	239,347	244,928
4.74%, 04/25/2036	160,580	148,124
4.63%, 09/25/2046	100,485	87,284
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $148,353) (1)	148,454	148,101
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $125,016) (1)	125,023	125,004
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,984) (1)	558,000	567,518
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014 through 10/05/2016, Cost $284,914) (1)	284,905	284,835
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,983) (1)	525,000	536,792
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015 through 10/05/2016, Cost $476,011) (1)	476,007	475,769
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,969) (1)	446,000	455,026
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015 through 12/13/2016, Cost $1,401,860) (1)	1,401,828	1,402,456
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,951) (1)	1,905,000	1,927,790
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015 through 10/20/2016, Cost $1,077,592) (1)	1,077,348	1,077,802
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,869) (1)	1,376,000	1,403,969
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (Acquired 01/22/2016, Cost $763,802) (1)	763,808	765,387
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (Acquired 04/14/2016 through 05/20/2016, Cost $2,670,157) (1)	2,669,781	2,673,142
CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (Acquired 07/18/2016, Cost $5,210,120) (1)	5,210,120	5,206,267
3.27%, 06/15/2022 (Acquired 07/18/2016, Cost $839,940) (1)	840,000	847,063
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (Acquired 04/11/2017, Cost $1,440,814) (1)	1,441,000	1,440,109
3.95%, 03/15/2023 (Acquired 04/11/2017, Cost $3,484,222) (1)	3,485,000	3,485,427
CPS Auto Trust
1.50%, 06/15/2020 (Acquired 10/13/2016, Cost $5,235,333) (1)	5,235,594	5,225,395
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/01/2015 through 02/22/2016, Cost $489,448) (1)	489,953	490,029
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,940) (1)	2,821,000	2,831,565
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (1)	434,000	439,217
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (Acquired 02/14/2017, Cost $1,986,918) (1)	1,987,000	1,993,082
3.04%, 12/15/2025 (Acquired 02/14/2017, Cost $870,849) (1)	871,000	872,806
3.48%, 02/17/2026 (Acquired 02/14/2017, Cost $729,951) (1)	730,000	735,782
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (Acquired 06/20/2017, Cost $810,988) (1)(8)	811,000	810,987
Credit-Based Asset Servicing & Securitization LLC
3.90%, 12/25/2035	13,900	13,851

	Principal Amount	Value
CSMC 2016-RPL1 Trust
4.15%, 12/26/2046 (Acquired 11/28/2016 through 01/01/2017, Cost $12,692,061) (1)	12,721,122	12,500,513
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	34,410	34,594
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	61,730	62,941
CWABS Asset-Backed Certificates Trust 2005-11
4.67%, 02/25/2036	302,580	305,522
CWABS Asset-Backed Certificates Trust 2005-17
4.64%, 05/25/2036	41,532	70,082
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.27%, 01/25/2034	27,435	27,313
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
2.02%, 03/25/2033	828,605	809,718
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.97%, 03/25/2034	56,719	56,601
2.04%, 03/25/2034	9,211	8,963
1.78%, 04/25/2034	1,112	1,097
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.12%, 10/25/2034	23,374	22,354
2.00%, 11/25/2034	1,099,518	1,090,133
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	14,525	14,357
Discover Card Execution Note Trust
1.39%, 03/15/2022	13,393,000	13,280,842
1.82%, 12/15/2026	2,987,000	3,002,876
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (Acquired 03/12/2015, Cost $1,765,839) (1)	1,766,000	1,788,643
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,797) (1)	1,921,000	1,949,977
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,465) (1)	926,471	941,407
Drive Auto Receivables Trust 2016-B
2.56%, 06/15/2020 (Acquired 05/18/2016, Cost $635,995) (1)	636,000	638,093
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (Acquired 11/16/2016, Cost $2,995,534) (1)	2,996,000	3,059,258
Drive Auto Receivables Trust 2017-1
1.67%, 05/15/2019	5,248,000	5,247,999
2.84%, 04/15/2022	3,543,000	3,552,225
3.84%, 03/15/2023	5,373,000	5,394,690
Drive Auto Receivables Trust 2017-A
1.48%, 03/15/2019 (Acquired 01/24/2017, Cost $9,715,010) (1)	9,715,162	9,712,890
2.51%, 01/15/2021 (Acquired 01/24/2017, Cost $812,973) (1)	813,000	816,059
2.98%, 01/18/2022 (Acquired 01/24/2017, Cost $1,293,869) (1)	1,294,000	1,303,422
4.16%, 05/15/2024 (Acquired 01/24/2017, Cost $1,723,966) (1)	1,724,000	1,752,815
Drive Auto Receivables Trust 2017-B
1.59%, 12/17/2018 (Acquired 03/21/2017, Cost $8,711,000) (1)	8,711,000	8,710,542
2.20%, 05/15/2020 (Acquired 03/21/2017, Cost $4,050,729) (1)	4,051,000	4,052,696
2.61%, 08/16/2021 (Acquired 03/21/2017, Cost $3,415,666) (1)	3,416,000	3,420,953
3.72%, 10/17/2022 (Acquired 03/21/2017, Cost $2,981,993) (1)	2,982,000	3,000,585
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,982) (1)	1,356,000	1,384,527
DT Auto Owner Trust 2016-2
1.73%, 08/15/2019 (Acquired 04/06/2016, Cost $180,098) (1)	180,100	180,106
DT Auto Owner Trust 2016-3
1.75%, 11/15/2019 (Acquired 06/08/2016, Cost $2,337,189) (1)	2,337,191	2,338,037
2.65%, 07/15/2020 (Acquired 06/08/2016, Cost $1,099,918) (1)	1,100,000	1,104,810
DT Auto Owner Trust 2016-4
1.44%, 11/15/2019 (Acquired 09/28/2016, Cost $3,713,221) (1)	3,713,340	3,713,339
2.74%, 10/17/2022 (Acquired 02/15/2017, Cost $2,998,341) (1)	3,000,000	3,007,225
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (Acquired 02/06/2017 through 02/14/2017, Cost $4,869,741) (1)	4,869,000	4,879,259
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (Acquired 05/09/2017, Cost $7,799,381) (1)	7,799,420	7,799,695
3.03%, 01/17/2023 (Acquired 05/09/2017, Cost $3,025,905) (1)	3,026,000	3,028,011
ENGS Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (Acquired 10/27/2016, Cost $1,303,464) (1)	1,303,591	1,301,656
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,988) (1)	335,000	337,090
Exeter Automobile Receivables Trust 2014-3

	Principal Amount	Value
2.77%, 11/15/2019 (Acquired 10/09/2014 through 02/13/2017, Cost $5,630,342) (1)	5,617,564	5,629,915
Exeter Automobile Receivables Trust 2015-1
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,031,415) (1)	1,031,479	1,035,326
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $196,910) (1)	196,913	196,837
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (Acquired 02/04/2016, Cost $963,871) (1)	963,911	965,230
5.52%, 10/15/2021 (Acquired 02/04/2016, Cost $2,229,912) (1)	2,230,000	2,323,760
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (Acquired 05/09/2016, Cost $773,433) (1)	773,469	773,907
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (Acquired 10/03/2016, Cost $4,948,167) (1)	4,948,405	4,936,935
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (Acquired 01/30/2017, Cost $834,991) (1)	835,000	844,836
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (Acquired 04/19/2017, Cost $6,118,178) (1)	6,119,000	6,106,315
Fifth Third Auto Trust 2014-3
0.96%, 03/15/2019	89,912	89,830
First Investors Auto Owner Trust 2014-3
1.67%, 11/16/2020 (Acquired 11/07/2014 through 12/02/2015, Cost $345,805) (1)	346,199	346,246
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $290,111) (1)	290,111	290,099
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,990) (1)	280,000	286,516
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (Acquired 03/03/2016, Cost $363,452) (1)	363,696	363,958
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (Acquired 09/12/2016, Cost $4,241,433) (1)	4,241,639	4,234,585
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (Acquired 02/14/2017, Cost $2,766,443) (1)	2,767,000	2,773,109
3.60%, 04/17/2023 (Acquired 02/14/2017, Cost $2,846,314) (1)	2,847,000	2,860,934
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015 through 03/22/2017, Cost $3,256,051) (1)	3,250,679	3,249,806
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,453,616) (1)	1,442,000	1,447,342
Flagship Credit Auto Trust 2014-1
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $185,454) (1)	185,462	185,703
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014 through 10/05/2016, Cost $203,011) (1)	203,090	203,100
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,969) (1)	892,000	897,786
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,972) (1)	440,000	444,829
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015 through 10/05/2016, Cost $658,780) (1)	658,816	658,602
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (Acquired 10/28/2015, Cost $912,217) (1)	912,218	913,336
3.68%, 03/15/2022 (Acquired 10/28/2015, Cost $567,936) (1)	568,000	577,285
4.65%, 03/15/2022 (Acquired 10/28/2015, Cost $566,903) (1)	567,000	583,396
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (Acquired 02/19/2016, Cost $1,228,728) (1)	1,230,238	1,239,751
6.22%, 06/15/2022 (Acquired 02/19/2016, Cost $2,986,316) (1)	3,000,000	3,209,160
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (Acquired 04/25/2016, Cost $715,015) (1)	715,023	715,958
Flagship Credit Auto Trust 2016-3
1.61%, 12/15/2019 (Acquired 08/02/2016, Cost $3,695,551) (1)	3,695,577	3,693,817
Flagship Credit Auto Trust 2016-4
1.47%, 03/16/2020 (Acquired 10/19/2016, Cost $2,760,840) (1)	2,760,977	2,757,649
2.71%, 11/15/2022 (Acquired 10/19/2016, Cost $1,742,920) (1)	1,743,000	1,731,579
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023 (Acquired 05/19/2017, Cost $5,194,079) (1)	5,195,000	5,181,398
3.62%, 07/15/2023 (Acquired 05/19/2017, Cost $2,994,816) (1)	2,995,000	2,984,765
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	54,416	54,400
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	335,402	335,039
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $6,851,127) (1)	6,820,000	6,886,097
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	493,221	492,875
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (Acquired 02/23/2016, Cost $6,998,618) (1)	7,000,000	7,036,679
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 03/09/2017, Cost $9,809,588) (1)	10,000,000	9,926,134

	Principal Amount	Value
Ford Credit Auto Owner Trust 2017-A
1.92%, 04/15/2022	12,721,000	12,721,396
Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	9,698,000	9,695,313
Ford Credit Floorplan Master Owner Trust A
1.95%, 11/15/2021	3,011,000	3,014,578
2.07%, 05/15/2022	5,224,000	5,224,638
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (Acquired 04/10/2017, Cost $3,999,848) (1)	4,000,000	3,999,560
Fremont Home Loan Trust 2004-2
2.07%, 07/25/2034	1,229,294	1,154,778
Galaxy XVIII CLO Ltd.
2.33%, 10/15/2026 (Acquired 03/17/2017, Cost $7,000,000) (1)	7,000,000	6,996,472
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $1,426,840) (1)	1,427,355	1,430,352
GCAT 2017-2 LLC
3.50%, 04/25/2047 (Acquired 04/19/2017, Cost $3,345,314) (1)	3,351,639	3,337,762
GCAT 2017-3 LLC
3.35%, 04/25/2047 (Acquired 05/04/2017, Cost $2,170,814) (1)	2,170,814	2,170,455
GCAT 2017-5 LLC
3.23%, 07/25/2047 (Acquired 06/23/2017, Cost $2,637,000) (1)	2,637,000	2,634,832
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	79	79
6.71%, 04/25/2029	39,563	33,676
GE Mortgage Services LLC
6.74%, 12/25/2028	5	4
GLC Trust 2013-1
3.00%, 07/15/2021 (Acquired 07/01/2014, Cost $169,730) (1)	170,203	169,748
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $580,719) (1)	580,719	580,273
4.43%, 12/15/2020 (Acquired 06/26/2015, Cost $953,983) (1)	954,000	961,728
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (Acquired 05/12/2016, Cost $1,471,469) (1)	1,471,539	1,471,567
4.39%, 01/15/2021 (Acquired 05/12/2016, Cost $959,987) (1)	960,000	962,770
GM Financial Automobile Leasing Trust 2015-1
1.53%, 09/20/2018	725,099	725,305
1.73%, 06/20/2019	502,000	502,516
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (Acquired 04/03/2017, Cost $6,975,036) (1)	6,976,000	6,972,903
GMAT 2013-1 Trust
6.97%, 11/25/2043 (Acquired 11/06/2013 through 02/10/2014, Cost $503,054) (1)	502,744	503,492
GMF Floorplan Owner Revolving Trust
1.66%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (1)	4,600,000	4,611,977
2.01%, 05/17/2021 (Acquired 05/24/2016, Cost $4,900,000) (1)	4,900,000	4,943,610
GO Financial Auto Securitization Trust 2015-1
3.59%, 10/15/2020 (Acquired 05/19/2015, Cost $362,365) (1)	362,373	362,490
GO Financial Auto Securitization Trust 2015-2
3.27%, 11/15/2018 (Acquired 11/19/2015, Cost $134,654) (1)	134,654	134,673
4.80%, 08/17/2020 (Acquired 11/19/2015, Cost $1,872,912) (1)	1,873,000	1,887,060
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $871,349) (1)	871,482	874,097
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (Acquired 06/23/2017, Cost $2,626,909) (1)	2,589,700	2,623,522
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (Acquired 04/21/2017, Cost $2,125,721) (1)	2,126,688	2,151,568
Green Tree Agency Advance Funding Trust I
2.38%, 10/15/2048 (Acquired 09/28/2016, Cost $1,186,997) (1)	1,187,000	1,182,085
GSAA Trust
1.54%, 03/25/2035	3,821,533	3,807,800
1.49%, 06/25/2035	663,936	661,780
GSAMP Trust 2005-WMC2
1.53%, 11/25/2035	3,103,199	3,087,112
GSAMP Trust 2006-HE7
1.45%, 10/25/2046	1,756,015	1,733,596
HERO Funding II 2016-3B
5.24%, 09/20/2042 (Acquired 06/22/2017, Cost $2,118,282) (1)	2,083,159	2,118,364
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (Acquired 09/15/2016, Cost $1,614,867) (1)	1,614,987	1,645,042
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (Acquired 03/16/2017, Cost $4,646,846) (1)	4,707,213	4,806,907

	Principal Amount	Value
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (Acquired 04/21/2017, Cost $8,002,612) (1)	7,811,587	8,054,274
Hertz Vehicle Financing LLC 2016-1
2.32%, 03/25/2020 (Acquired 02/04/2016, Cost $8,699,042) (1)	8,700,000	8,669,692
Hertz Vehicle Financing LLC 2016-4
2.65%, 07/25/2022 (Acquired 06/01/2016, Cost $2,599,882) (1)	2,600,000	2,546,933
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (Acquired 02/22/2017, Cost $2,744,489) (1)	2,744,858	2,745,920
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
1.42%, 03/25/2036	61,134	56,980
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	14,127	14,123
Honda Auto Receivables 2017-1 Owner Trust
1.72%, 07/21/2021	10,961,000	10,968,129
2.05%, 06/21/2023	3,364,000	3,380,203
Honda Auto Receivables 2017-2 Owner Trust
1.87%, 09/15/2023	1,934,000	1,928,227
HSBC Home Equity Loan Trust USA 2007-3
2.21%, 11/20/2036	72,867	72,970
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (Acquired 05/24/2017, Cost $8,023,606) (1)	8,025,000	8,033,409
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	206,718	206,641
Hyundai Auto Receivables Trust 2015-B
1.12%, 11/15/2019	710,694	709,328
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	144	143
JP Morgan Mortgage Acquisition Trust 2006-CH1
1.35%, 07/25/2036	3,518,941	3,479,254
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (Acquired 03/07/2017, Cost $12,846,025) (1)	12,810,000	13,103,957
5.79%, 03/15/2022 (Acquired 03/07/2017 through 03/15/2017, Cost $3,714,651) (1)	3,710,000	3,770,323
KGS-Alpha SBA COOF Trust
0.60%, 05/25/2039 IO (Acquired 10/28/2013, Cost $152,754) (1)	4,482,850	71,797
KGS-Alpha SBA COOF Trust 2014-2
3.39%, 04/25/2040 IO (Acquired 10/21/2014, Cost $376,067) (1)	1,983,409	163,720
KSBA 2012-2 A
0.80%, 08/25/2038 (Acquired 02/19/2014, Cost $460,727) (1)	6,681,744	146,591
KVK CLO 2014-1 Ltd.
2.48%, 05/15/2026 (Acquired 02/10/2017, Cost $7,000,000) (1)	7,000,000	6,997,627
KVK CLO 2014-2 Ltd.
2.34%, 07/15/2026 (Acquired 04/04/2017, Cost $4,250,000) (1)	4,250,000	4,257,935
KVK CLO 2014-3 Ltd.
2.36%, 10/15/2026 (Acquired 03/21/2017, Cost $9,250,000) (1)	9,250,000	9,245,338
LendingClub Issuance Trust Series 2016-NP1
3.75%, 06/15/2022 (Acquired 07/29/2016, Cost $688,615) (1)	687,918	692,046
6.50%, 06/15/2022 (Acquired 03/17/2017 through 03/28/2017, Cost $4,014,225) (1)	3,900,000	4,015,288
3.00%, 01/17/2023 (Acquired 11/30/2016, Cost $828,553) (1)	828,553	831,153
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (Acquired 02/26/2016 through 03/23/2017, Cost $2,569,729) (1)	2,568,000	2,633,168
Lendmark Funding Trust 2017-1A
2.83%, 01/22/2024 (Acquired 06/22/2017, Cost $2,507,490) (1)(8)	2,508,000	2,507,487
Lila Mexican Holdings LLC
4.16%, 08/11/2022 (7)(8)	3,848,183	3,787,605
Long Beach Mortgage Loan Trust 2004-1
1.97%, 02/25/2034	1,303,811	1,298,862
Long Beach Mortgage Loan Trust 2004-3
2.07%, 07/25/2034	50,253	48,642
Long Beach Mortgage Loan Trust 2006-WL2
1.42%, 01/25/2036	36,132	35,920
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023 (Acquired 08/03/2015 through 02/14/2017, Cost $5,207,917) (1)(7)(8)	5,218,694	5,244,787
7.75%, 02/15/2023 (Acquired 08/03/2015 through 02/14/2017, Cost $1,963,457) (1)(7)(8)	1,966,997	1,976,832
Magnetite XI Ltd.
2.28%, 01/18/2027 (Acquired 04/03/2017, Cost $8,750,000) (1)	8,750,000	8,756,466
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (Acquired 02/16/2017, Cost $2,998,855) (1)	2,999,000	3,022,329
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (Acquired 07/20/2016, Cost $1,647,178) (1)	1,647,561	1,654,985
Marlette Funding Trust 2017-1

	Principal Amount	Value
2.83%, 03/15/2024 (Acquired 03/17/2017, Cost $4,545,837) (1)	4,545,864	4,562,254
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (Acquired 06/22/2017, Cost $12,857,972) (1)	12,858,000	12,857,972
MASTR Asset Backed Securities Trust 2005-HE1
1.94%, 05/25/2035	669,029	668,929
MASTR Asset Backed Securities Trust 2006-NC1
1.52%, 01/25/2036	3,293,192	3,270,109
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $858,917) (1)	864,347	900,137
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $391,770) (1)	383,328	391,088
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $709,353) (1)	689,784	725,324
Mill Creek II CLO Ltd.
2.91%, 04/20/2028 (Acquired 03/21/2016, Cost $3,750,000) (1)	3,750,000	3,811,849
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC1
2.27%, 12/27/2033	3,425,098	3,339,434
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
2.09%, 11/25/2034	5,620,012	5,287,547
Murray Hill Marketplace Trust 2016-LC1
4.19%, 11/25/2022 (Acquired 02/15/2017, Cost $1,071,916) (1)	1,064,782	1,074,334
6.15%, 11/25/2022 (Acquired 03/17/2017, Cost $3,047,355) (1)	3,000,000	3,052,749
Nationstar HECM Loan Trust 2015-2A
2.88%, 11/25/2025 (Acquired 11/19/2015, Cost $269,387) (1)	269,387	269,509
4.11%, 11/25/2025 (Acquired 11/19/2015, Cost $1,963,997) (1)	1,964,000	1,981,924
Nationstar HECM Loan Trust 2016-1A
4.36%, 02/25/2026 (Acquired 02/25/2016, Cost $1,962,000) (1)	1,962,000	1,961,996
Nationstar HECM Loan Trust 2016-2
2.24%, 06/25/2026 (Acquired 06/23/2016, Cost $504,081) (1)	504,081	503,570
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (Acquired 08/11/2016, Cost $821,406) (1)	821,407	819,651
Nationstar HECM Loan Trust 2017-1
2.94%, 05/25/2027 (Acquired 05/19/2017, Cost $510,000) (1)	510,000	509,228
Navient Student Loan Trust 2016-2
1.97%, 06/25/2065 (Acquired 04/05/2016, Cost $1,287,118) (1)	1,287,118	1,291,604
New Century Home Equity Loan Trust Series 2003-5
5.14%, 11/25/2033	253,156	255,198
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	147,308	147,167
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $1,530,335) (1)	1,530,335	1,524,339
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $960,564) (1)	1,000,000	973,049
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $3,644,934) (1)	3,657,630	3,661,235
3.75%, 10/25/2057 (Acquired 03/08/2016, Cost $1,160,167) (1)	1,250,000	1,159,966
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (Acquired 06/23/2016, Cost $1,269,000) (1)	1,269,000	1,259,071
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $474,843) (1)	476,206	472,634
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	3,065	3,102
OCP CLO 2017-13 Ltd.
0.00%, 07/15/2030 (Acquired 06/16/2017, Cost $4,242,350) (1)	4,250,000	4,244,161
Ocwen Master Advance Receivables Trust
3.21%, 11/15/2047 (Acquired 11/06/2015, Cost $4,767,959) (1)(8)	4,768,000	4,756,757
4.20%, 11/15/2047 (Acquired 11/06/2015, Cost $729,998) (1)	730,000	729,960
4.69%, 11/15/2047 (Acquired 11/06/2015, Cost $1,749,999) (1)	1,750,000	1,750,819
2.52%, 08/17/2048 (Acquired 08/03/2016, Cost $2,708,998) (1)	2,709,000	2,696,563
4.25%, 08/17/2048 (Acquired 08/03/2016, Cost $2,037,959) (1)	2,037,963	2,033,757
3.81%, 08/16/2049 (Acquired 04/27/2017, Cost $1,450,110) (1)	1,500,000	1,462,171
OnDeck Asset Securitization Trust II LLC
4.21%, 05/17/2020 (Acquired 04/27/2016 through 03/23/2017, Cost $6,992,382) (1)	6,983,000	6,995,226
7.63%, 05/17/2020 (Acquired 04/27/2016, Cost $507,988) (1)	508,000	516,916
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (Acquired 07/12/2016, Cost $2,525,878) (1)	2,525,953	2,528,807
4.58%, 09/15/2021 (Acquired 07/12/2016, Cost $666,951) (1)	667,000	677,376
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (Acquired 01/26/2017, Cost $19,499,634) (1)	19,500,000	19,494,799
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014 through 04/16/2014, Cost $379,181) (1)	379,160	379,304
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,959) (1)	402,000	402,408

	Principal Amount	Value
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014 through 08/04/2014, Cost $1,341,167) (1)	1,340,813	1,342,562
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (1)	1,864,000	1,871,450
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,303) (1)	3,452,000	3,486,433
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,214) (1)	500,000	507,086
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015 through 09/25/2015, Cost $15,848,423) (1)	15,848,376	15,866,483
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,677) (1)	1,627,000	1,623,113
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (Acquired 09/19/2016 through 09/20/2016, Cost $2,701,133) (1)	2,645,000	2,706,956
6.00%, 02/20/2029 (Acquired 05/12/2016, Cost $1,874,916) (1)	1,900,000	1,945,419
OneMain Financial Issuance Trust 2016-2
5.67%, 03/20/2028 (Acquired 07/19/2016, Cost $3,672,124) (1)	3,675,000	3,708,619
Oportun Funding II LLC
4.70%, 03/08/2021 (Acquired 02/12/2016, Cost $2,900,873) (1)	2,901,000	2,955,135
6.41%, 03/08/2021 (Acquired 02/12/2016, Cost $810,961) (1)	811,000	829,472
Oportun Funding III LLC
3.69%, 07/08/2021 (Acquired 06/22/2016, Cost $3,331,762) (1)	3,332,000	3,363,870
Oportun Funding IV LLC
4.85%, 11/08/2021 (Acquired 10/14/2016, Cost $723,592) (1)	723,661	738,206
Oportun Funding VI LLC
3.23%, 06/08/2023 (Acquired 06/01/2017, Cost $1,956,720) (1)	1,957,000	1,967,227
Option One Mortgage Loan Trust 2004-3
2.12%, 11/25/2034	1,691,802	1,595,483
OZLM Funding II Ltd.
2.61%, 10/30/2027 (Acquired 10/06/2016, Cost $4,500,000) (1)	4,500,000	4,505,454
OZLM XV Ltd.
2.41%, 01/20/2029 (Acquired 11/22/2016, Cost $7,725,975) (1)(8)	7,750,000	7,784,875
Palmer Square CLO 2015-1 Ltd.
2.47%, 05/21/2029 (Acquired 05/11/2017, Cost $8,000,000) (1)	8,000,000	7,999,920
Palmer Square CLO 2015-2 Ltd.
0.00%, 07/20/2030 (Acquired 06/27/2017, Cost $7,250,000) (1)	7,250,000	7,250,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
2.06%, 01/25/2036	4,800,000	4,758,420
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $155,089) (1)	155,094	153,909
Progreso Receivables Funding LLC
3.00%, 07/28/2020 (Acquired 06/30/2015, Cost $1,203,000) (1)	1,203,000	1,207,582
5.00%, 07/28/2020 (Acquired 06/30/2015, Cost $605,000) (1)	605,000	608,763
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,358,777) (1)	3,358,827	3,375,912
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,975) (1)	2,012,000	2,013,640
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,967) (1)	2,138,000	2,142,613
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,983) (1)	892,000	899,873
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (Acquired 10/23/2015, Cost $5,235,832) (1)	5,235,992	5,313,658
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $294,991) (1)	295,000	305,405
5.66%, 11/12/2032 (Acquired 10/23/2015, Cost $999,987) (1)	1,000,000	1,047,053
Progress Residential 2016-SFR1 Trust
5.06%, 09/17/2033 (Acquired 07/15/2016, Cost $1,859,000) (1)	1,859,000	1,940,098
Prosper Marketplace Issuance Trust Series 2017-1
2.56%, 06/15/2023 (Acquired 05/19/2017, Cost $2,944,939) (1)	2,945,000	2,951,452
Purchasing Power Funding 2015-1A LLC
4.75%, 12/15/2019 (Acquired 11/03/2015, Cost $3,500,000) (1)	3,500,000	3,508,589
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	8,859	8,941
RAMP Series 2006-RZ1 Trust
1.52%, 03/25/2036	63,731	63,711
RASC Series 2002-KS4 Trust
1.72%, 07/25/2032	4,305	3,927
RASC Series 2003-KS5 Trust
1.80%, 07/25/2033	4,840	4,575
3.62%, 07/25/2033	1,123	1,120
RASC Series 2003-KS9 Trust
1.86%, 11/25/2033	5,813	4,900
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	1,988	2,007
RASC Series 2005-KS6 Trust
1.84%, 07/25/2035	1,178,196	1,180,465

	Principal Amount	Value
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (Acquired 02/20/2014, Cost $530,419) (1)(7)(8)	529,542	529,600
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	303,866	163,555
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	112,876	114,582
Renew 2017-1
3.67%, 09/20/2052 (Acquired 04/21/2017, Cost $3,052,376) (1)	3,052,376	3,042,351
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041 (Acquired 11/30/2016, Cost $6,663,298) (1)(7)(8)	6,679,447	7,046,295
Santander Drive Auto Receivables Trust 2015-2
1.83%, 01/15/2020	2,410,908	2,412,482
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	2,451,000	2,449,197
2.10%, 06/15/2021	4,842,000	4,838,173
2.58%, 05/16/2022	3,957,000	3,956,459
3.17%, 04/17/2023	5,074,000	5,065,046
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,132,885
3.49%, 07/17/2023	1,633,000	1,633,334
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	72,268	72,838
Securitized Asset Backed Receivables LLC Trust 2005-OP2
1.54%, 10/25/2035 (Acquired 03/13/2014, Cost $350,931) (1)	354,062	353,630
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.44%, 01/25/2036	72,840	57,725
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (Acquired 06/22/2016, Cost $473,745) (1)	473,746	473,981
Silver Spring CLO Ltd.
2.61%, 10/15/2026 (Acquired 06/24/2016, Cost $5,868,648) (1)	5,954,635	5,954,635
Skopos Auto Receivables Trust 2015-2
3.55%, 02/15/2020 (Acquired 11/05/2015, Cost $133,543) (1)	133,548	133,622
SMORE 2014-1A A1R MTG
0.00%, 05/15/2026 (8)	8,425,273	8,425,273
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (Acquired 07/26/2016, Cost $1,500,859) (1)	1,501,059	1,513,545
Sound Point Clo XVI Ltd.
2.57%, 07/25/2030 (Acquired 05/19/2017, Cost $7,745,459) (1)	7,750,000	7,750,000
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.89%, 10/25/2035	297,132	295,566
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
1.52%, 12/25/2036	1,739,387	1,731,896
SpringCastle America Funding LLC
3.05%, 04/25/2029 (Acquired 09/16/2016, Cost $3,059,475) (1)	3,059,571	3,077,607
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015 through 02/17/2016, Cost $18,654,055) (1)	18,692,000	18,861,217
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,792) (1)	1,087,000	1,096,118
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (Acquired 06/21/2017, Cost $9,896,995) (1)	9,900,000	9,878,398
Structured Asset Investment Loan Trust 2004-4
2.02%, 04/25/2034	720,327	684,837
Structured Asset Securities Co. Pass Through Certificates Series 2002-AL1
3.45%, 02/25/2032	54,177	53,956
3.45%, 02/25/2032	109,992	108,066
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	7,870	8,164
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034	183,952	184,932
6.05%, 03/25/2034	147,114	149,611
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	4,999,097
Synchrony Credit Card Master Note Trust 2016-3
1.58%, 09/15/2022	6,000,000	5,959,016
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (Acquired 05/05/2017, Cost $9,305,840) (1)	9,274,163	9,362,325
Toyota Auto Receivables 2014-C Owner Trust
0.93%, 07/16/2018	102,580	102,505
Toyota Auto Receivables 2016-D Owner Trust
1.23%, 10/15/2020	16,381,000	16,275,836
Toyota Auto Receivables 2017-A Owner Trust

	Principal Amount	Value
1.42%, 09/16/2019	9,534,000	9,528,658
Trafigura Securitisation Finance Plc 2014-1
2.11%, 10/15/2018 (Acquired 10/23/2014, Cost $3,719,000) (1)(7)(8)	3,719,000	3,717,196
Tricolor Auto Securitization Trust 2017-1
5.09%, 05/15/2020 (Acquired 02/21/2017, Cost $3,391,291) (1)(7)(8)	3,391,291	3,389,280
Tricon American Homes 2015-SFR1 Trust
2.42%, 05/17/2032 (Acquired 04/28/2015, Cost $851,523) (1)	851,523	856,282
TRINITAS CLO IV Ltd.
2.91%, 04/18/2028 (Acquired 05/02/2016, Cost $7,500,000) (1)	7,500,000	7,522,748
United Auto Credit Securitization Trust 2016-2
1.67%, 09/10/2018 (Acquired 09/13/2016, Cost $2,410,099) (1)	2,410,099	2,410,415
Upstart Securitization Trust 2017-1
2.64%, 06/20/2024 (Acquired 06/13/2017, Cost $2,578,978) (1)	2,579,000	2,578,369
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (Acquired 07/20/2016, Cost $1,764,534) (1)	1,764,534	1,776,474
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (Acquired 07/12/2016, Cost $374,958) (1)	375,000	373,143
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (Acquired 03/14/2017, Cost $11,936,294) (1)	12,000,000	11,967,541
Verizon Owner Trust 2017-1
2.06%, 09/20/2021 (Acquired 03/07/2017, Cost $3,271,435) (1)	3,272,000	3,283,881
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (Acquired 06/13/2017, Cost $12,591,135) (1)	12,593,000	12,590,570
VM DEBT LLC
6.50%, 10/02/2024 (Acquired 03/23/2017, Cost $4,635,246) (1)(7)(8)	4,640,000	4,640,000
VML 2014-NPL1 LLC
3.88%, 04/27/2054 (Acquired 11/26/2014, Cost $137,257) (1)	137,257	137,107
VOLT LI LLC
3.50%, 10/25/2046 (Acquired 10/27/2016, Cost $2,736,910) (1)	2,736,910	2,739,288
VOLT LIII LLC
3.88%, 12/26/2046 (Acquired 12/20/2016, Cost $2,998,355) (1)	2,998,355	3,017,174
VOLT LIV LLC
3.63%, 02/25/2047 (Acquired 02/23/2017, Cost $2,463,039) (1)	2,463,039	2,464,744
VOLT LIX LLC
3.25%, 05/25/2047 (Acquired 05/25/2017, Cost $1,997,810) (1)	1,997,810	2,000,313
VOLT LV LLC
3.50%, 03/25/2047 (Acquired 03/17/2017, Cost $3,717,551) (1)	3,717,551	3,723,797
VOLT LVI LLC
3.50%, 03/25/2047 (Acquired 04/04/2017, Cost $3,945,421) (1)	3,945,421	3,957,936
VOLT LVII LLC 2017-NPL4
3.38%, 04/25/2047 (Acquired 04/27/2017, Cost $3,787,256) (1)	3,787,256	3,784,454
VOLT LVIII LLC
3.38%, 05/28/2047 (Acquired 05/11/2017, Cost $2,646,620) (1)	2,646,620	2,645,659
VOLT LX LLC
3.25%, 04/25/2059 (Acquired 06/09/2017, Cost $3,254,000) (1)	3,254,000	3,251,146
VOLT LXI LLC
3.13%, 06/25/2047 (Acquired 06/27/2017, Cost $9,987,000) (1)(8)	9,987,000	9,987,000
VOLT NPL X LLC
3.38%, 10/26/2054 (Acquired 11/13/2014, Cost $254,553) (1)	254,685	255,252
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $319,119) (1)	319,288	319,427
VOLT XL LLC
4.38%, 11/27/2045 (Acquired 12/08/2015, Cost $1,143,145) (1)	1,143,861	1,147,990
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/26/2015 through 05/18/2017, Cost $2,064,199) (1)	2,062,458	2,069,713
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $660,086) (1)	665,941	666,114
VOLT XXIV LLC
3.50%, 02/25/2055 (Acquired 03/23/2015, Cost $1,371,721) (1)	1,372,429	1,375,102
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $4,565,920) (1)	4,569,189	4,580,386
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015 through 04/18/2017, Cost $3,234,696) (1)	3,229,688	3,241,513
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 07/28/2016, Cost $904,825) (1)	903,259	907,081
Voya CLO 2015-1 Ltd.
2.64%, 04/18/2027 (Acquired 06/05/2017, Cost $1,335,637) (1)	1,335,000	1,335,095
Wells Fargo Dealer Floorplan Master Note Trust
1.71%, 01/20/2020	5,300,000	5,309,495
West CLO 2013-1 Ltd.
2.34%, 11/07/2025 (Acquired 04/28/2017, Cost $15,000,000) (1)	15,000,000	14,999,880

	Principal Amount	Value
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $247,984) (1)	248,001	248,552
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (Acquired 03/30/2017, Cost $1,985,339) (1)	1,987,658	1,992,668
4.05%, 12/20/2030 (Acquired 03/30/2017, Cost $3,532,535) (1)	3,537,597	3,554,143
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (Acquired 02/10/2016, Cost $997,082) (1)	1,000,000	1,014,291
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (Acquired 06/07/2016, Cost $841,208) (1)	841,230	841,175
4.10%, 06/15/2021 (Acquired 06/07/2016, Cost $299,963) (1)	300,000	304,818
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (Acquired 10/14/2016, Cost $1,872,909) (1)	1,873,000	1,868,166
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (Acquired 03/09/2017, Cost $1,194,941) (1)	1,195,000	1,198,712
3.46%, 10/17/2022 (Acquired 03/09/2017, Cost $1,201,923) (1)	1,202,000	1,208,190
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020	390,297	390,057
World Omni Auto Receivables Trust 2017-A
1.93%, 09/15/2022	7,539,000	7,539,960

Total Asset-Backed Obligations (Cost $1,392,494,033)		$1,397,292,348

Corporate Bonds - 30.68%
Basic Materials - 1.40%
Agrium, Inc.
3.15%, 10/01/2022	875,000	$892,583
3.38%, 03/15/2025	430,000	430,084
4.13%, 03/15/2035	1,960,000	1,952,625
6.13%, 01/15/2041	2,850,000	3,462,647
5.25%, 01/15/2045	712,000	809,383
Air Liquide Finance SA
2.25%, 09/27/2023 (Acquired 09/22/2016, Cost $548,759) (1)	550,000	531,708
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $234,735) (1)	215,000	240,531
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	241,870
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,436,776
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,391,129
BHP Billiton Finance USA Ltd.
3.85%, 09/30/2023	646,000	687,409
5.00%, 09/30/2043	740,000	857,486
6.25%, 10/19/2075 (Acquired 10/14/2015, Cost $985,000) (1)	985,000	1,073,650
CF Industries, Inc.
7.13%, 05/01/2020	900,000	994,500
4.50%, 12/01/2026 (Acquired 11/10/2016 through 02/16/2017, Cost $1,664,536) (1)	1,666,000	1,713,080
5.38%, 03/15/2044	2,040,000	1,825,800
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (Acquired 11/17/2016, Cost $528,687) (1)	530,000	538,896
Dow Chemical Co./The
8.55%, 05/15/2019	12,359,000	13,843,044
4.13%, 11/15/2021	470,000	499,261
3.00%, 11/15/2022	918,000	935,576
7.38%, 11/01/2029	339,000	455,251
5.25%, 11/15/2041	199,000	230,892
4.38%, 11/15/2042	1,570,000	1,623,765
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,486,905
4.50%, 01/15/2021	352,000	373,639
4.65%, 10/15/2044	2,930,000	3,104,194
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	155,000	185,182
4.90%, 01/15/2041	161,000	180,022
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,788,979
Freeport-McMoRan, Inc.
6.75%, 02/01/2022	649,000	671,715
3.55%, 03/01/2022	5,025,000	4,709,329
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,371,557) (1)	3,160,000	3,456,655
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,285,027) (1)	5,380,000	5,640,860

	Principal Amount	Value
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,868,615) (1)	5,000,000	5,179,840
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $530,800) (1)	537,000	538,599
4.13%, 05/30/2023 (Acquired 10/28/2013, Cost $52,303) (1)	54,000	55,409
4.63%, 04/29/2024 (Acquired 10/08/2014 through 03/24/2017, Cost $1,542,647) (1)	1,500,000	1,568,100
4.00%, 03/27/2027 (Acquired 05/24/2017, Cost $6,239,331) (1)	6,300,000	6,199,206
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,876,079
International Paper Co.
3.00%, 02/15/2027	4,714,000	4,537,267
5.00%, 09/15/2035	2,265,000	2,479,743
8.70%, 06/15/2038	350,000	514,955
7.30%, 11/15/2039	500,000	676,918
6.00%, 11/15/2041	3,150,000	3,846,068
5.15%, 05/15/2046	1,085,000	1,210,888
Lubrizol Co.
8.88%, 02/01/2019	1,205,000	1,330,426
LYB International Finance BV
5.25%, 07/15/2043	760,000	848,933
4.88%, 03/15/2044	945,000	1,002,026
LyondellBasell Industries NV
5.00%, 04/15/2019	1,854,000	1,938,307
5.75%, 04/15/2024	2,550,000	2,921,915
4.63%, 02/26/2055	3,300,000	3,237,554
Mexichem SAB de CV
4.88%, 09/19/2022 (Acquired 06/27/2017, Cost $3,651,801) (1)	3,425,000	3,643,344
Monsanto Co.
4.70%, 07/15/2064	91,000	91,805
Mosaic Co./The
4.25%, 11/15/2023	10,506,000	11,053,289
5.45%, 11/15/2033	814,000	859,603
4.88%, 11/15/2041	52,000	48,842
5.63%, 11/15/2043	2,920,000	2,984,786
Nucor Corp.
4.00%, 08/01/2023	176,000	186,001
6.40%, 12/01/2037	800,000	1,035,300
Potash Co. of Saskatchewan, Inc.
3.25%, 12/01/2017	31,000	31,191
6.50%, 05/15/2019	392,000	421,818
3.00%, 04/01/2025	1,100,000	1,062,865
PPG Industries, Inc.
9.00%, 05/01/2021	217,000	265,355
5.50%, 11/15/2040	118,000	140,102
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	63,467
Rio Tinto Finance USA Ltd.
3.75%, 06/15/2025	8,735,000	9,193,622
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,527) (1)	537,000	304,747
Sherwin-Williams Co./The
2.75%, 06/01/2022	10,900,000	10,892,239
3.13%, 06/01/2024	401,000	402,927
3.45%, 06/01/2027	331,000	333,358
4.50%, 06/01/2047	1,885,000	1,978,042
Solvay Finance America LLC
3.40%, 12/03/2020 (Acquired 01/08/2016, Cost $3,997,388) (1)	4,000,000	4,127,088
4.45%, 12/03/2025 (Acquired 08/03/2016 through 03/27/2017, Cost $7,374,513) (1)	7,000,000	7,450,422
Southern Copper Co.
5.88%, 04/23/2045	2,000,000	2,143,426
Union Carbide Co.
7.50%, 06/01/2025	624,000	763,496
7.75%, 10/01/2096	681,000	902,986
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	911,625
Vale Overseas Ltd.
5.88%, 06/10/2021	1,612,000	1,730,482
4.38%, 01/11/2022	5,000,000	5,089,000
6.25%, 08/10/2026	5,612,000	6,053,945
8.25%, 01/17/2034	424,000	503,500

	Principal Amount	Value
6.88%, 11/21/2036	4,732,000	5,075,070
6.88%, 11/10/2039	107,000	114,758
Westlake Chemical Corp.
5.00%, 08/15/2046	2,461,000	2,603,103

		190,689,263

Communications - 2.39%
21st Century Fox America, Inc.
7.25%, 05/18/2018	203,000	212,415
8.88%, 04/26/2023	108,000	138,604
9.50%, 07/15/2024	175,000	238,111
3.70%, 10/15/2025	380,000	389,518
7.30%, 04/30/2028	454,000	580,257
7.63%, 11/30/2028	310,000	405,887
6.20%, 12/15/2034	258,000	317,973
6.65%, 11/15/2037	310,000	409,413
6.90%, 08/15/2039	155,000	204,843
6.15%, 02/15/2041	350,000	442,290
4.75%, 11/15/2046	1,885,000	2,014,565
Amazon.com, Inc.
3.80%, 12/05/2024	1,086,000	1,157,753
4.80%, 12/05/2034	854,000	984,162
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,734,400
5.00%, 03/30/2020	7,300,000	7,841,185
3.13%, 07/16/2022	374,000	381,140
6.13%, 03/30/2040	283,000	343,771
AT&T, Inc.
5.50%, 02/01/2018	270,000	275,804
5.80%, 02/15/2019	273,000	289,608
4.60%, 02/15/2021	578,000	616,408
3.00%, 06/30/2022	2,013,000	2,016,539
3.60%, 02/17/2023	18,282,000	18,708,574
3.90%, 03/11/2024	3,750,000	3,840,795
4.45%, 04/01/2024	764,000	804,322
3.95%, 01/15/2025	811,000	826,626
3.40%, 05/15/2025	6,476,000	6,367,067
4.50%, 05/15/2035	6,175,000	6,081,418
5.25%, 03/01/2037	5,377,000	5,734,726
6.30%, 01/15/2038	743,000	874,429
6.00%, 08/15/2040	2,106,000	2,380,738
5.35%, 09/01/2040	1,543,000	1,635,788
6.38%, 03/01/2041	329,000	384,642
5.15%, 03/15/2042	866,000	885,448
4.30%, 12/15/2042	2,149,000	1,998,265
4.80%, 06/15/2044	4,305,000	4,272,084
4.35%, 06/15/2045	511,000	474,920
4.75%, 05/15/2046	3,860,000	3,790,312
5.65%, 02/15/2047	2,875,000	3,170,050
4.55%, 03/09/2049	1,445,000	1,359,801
BellSouth Co.
6.55%, 06/15/2034	2,520,000	2,896,291
British Telecommunications Plc
5.95%, 01/15/2018	289,000	295,480
2.35%, 02/14/2019	220,000	221,224
9.13%, 12/15/2030	721,000	1,096,396
CBS Co.
1.95%, 07/01/2017	4,840,000	4,840,000
3.70%, 08/15/2024	848,000	870,235
4.00%, 01/15/2026	1,000,000	1,034,869
3.38%, 02/15/2028	4,022,000	3,942,401
5.90%, 10/15/2040	67,000	79,652
4.85%, 07/01/2042	77,000	80,491
4.90%, 08/15/2044	315,000	331,258
Centel Capital Co.
9.00%, 10/15/2019	464,000	526,911
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	7,033,000	7,267,171
4.91%, 07/23/2025	13,261,000	14,327,343
6.38%, 10/23/2035	1,861,000	2,208,127
6.48%, 10/23/2045	1,489,000	1,789,337

	Principal Amount	Value
5.38%, 05/01/2047 (Acquired 03/30/2017 through 06/27/2017, Cost $6,289,298) (1)	6,200,000	6,567,995
6.83%, 10/23/2055	1,745,000	2,129,759
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	914,161
3.63%, 03/04/2024	550,000	581,787
2.95%, 02/28/2026	467,000	467,166
5.90%, 02/15/2039	515,000	670,443
5.50%, 01/15/2040	481,000	600,583
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	725,788
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	235,997
Comcast Co.
3.00%, 02/01/2024	4,564,000	4,625,605
4.25%, 01/15/2033	1,895,000	2,021,677
4.20%, 08/15/2034	555,000	588,343
6.50%, 11/15/2035	2,370,000	3,145,246
6.45%, 03/15/2037	310,000	412,931
6.95%, 08/15/2037	107,000	151,115
Cox Communications, Inc.
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $327,805) (1)	348,000	347,228
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,997,418) (1)	2,000,000	2,015,246
3.35%, 09/15/2026 (Acquired 09/08/2016, Cost $368,420) (1)	369,000	362,376
4.80%, 02/01/2035 (Acquired 12/01/2014, Cost $7,148,537) (1)	7,150,000	6,999,221
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $163,210) (1)	134,000	177,778
Cox Enterprises, Inc.
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $311,797) (1)	273,000	335,158
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (1)	589,000	603,336
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	225,252
2.23%, 01/17/2020 (Acquired 06/26/2017, Cost $4,620,693) (1)	4,602,000	4,608,622
3.60%, 01/19/2027 (Acquired 01/09/2017, Cost $399,519) (1)	400,000	407,014
8.75%, 06/15/2030	648,000	961,147
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,402) (1)	240,000	263,617
Discovery Communications LLC
4.38%, 06/15/2021	752,000	793,658
6.35%, 06/01/2040	1,161,000	1,281,061
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,334,996
3.45%, 08/01/2024	669,000	673,404
4.00%, 07/15/2042	213,000	187,730
Grupo Televisa SAB
5.00%, 05/13/2045	1,460,000	1,406,311
6.13%, 01/31/2046	382,000	425,010
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (1)	271,000	267,925
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (1)	314,000	320,261
Historic TW, Inc.
9.15%, 02/01/2023	347,000	445,052
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	754,453
6.40%, 04/30/2040	372,000	499,813
5.95%, 04/01/2041	527,000	675,616
4.45%, 01/15/2043	1,765,000	1,876,404
New Cingular Wireless Services, Inc.
8.75%, 03/01/2031	1,140,000	1,634,608
Nippon Telegraph & Telephone Co.
1.40%, 07/18/2017	237,000	236,998
Orange SA
2.75%, 02/06/2019	3,000,000	3,038,148
9.00%, 03/01/2031	1,393,000	2,107,252
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,270,604
Rogers Communications, Inc.
4.10%, 10/01/2023	1,255,000	1,331,000
3.63%, 12/15/2025	4,350,000	4,453,869
8.75%, 05/01/2032	258,000	370,493
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $421,559) (1)	361,000	462,877

	Principal Amount	Value
Sky Plc
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $286,163) (1)	287,000	294,829
Sprint Capital Co.
6.90%, 05/01/2019	301,000	321,992
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (Acquired 10/20/2016, Cost $2,935,955) (1)	2,936,000	2,961,690
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	182,403
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,218,750
7.18%, 06/18/2019	215,000	234,619
7.20%, 07/18/2036	1,644,000	1,906,012
Telefonica Emisiones SAU
6.22%, 07/03/2017	545,000	545,000
3.19%, 04/27/2018	221,000	223,340
5.13%, 04/27/2020	500,000	539,211
5.46%, 02/16/2021	233,000	256,104
4.10%, 03/08/2027	5,844,000	6,038,342
5.21%, 03/08/2047	4,830,000	5,222,930
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	233,400
3.95%, 09/30/2021	934,000	973,576
3.85%, 09/29/2024	342,000	352,367
4.50%, 05/23/2043	312,000	312,780
Time Warner Cable LLC
6.75%, 07/01/2018	5,490,000	5,743,792
8.75%, 02/14/2019	184,000	202,390
4.13%, 02/15/2021	222,000	232,128
6.55%, 05/01/2037	375,000	448,261
7.30%, 07/01/2038	1,023,000	1,308,917
6.75%, 06/15/2039	539,000	660,460
5.88%, 11/15/2040	475,000	530,057
5.50%, 09/01/2041	5,615,000	6,041,465
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,207,844
Time Warner, Inc.
4.75%, 03/29/2021	585,000	629,948
7.57%, 02/01/2024	330,000	409,706
3.55%, 06/01/2024	2,300,000	2,330,822
3.60%, 07/15/2025	2,670,000	2,680,573
2.95%, 07/15/2026	2,000,000	1,887,006
3.80%, 02/15/2027	2,850,000	2,869,565
7.63%, 04/15/2031	4,118,000	5,617,290
7.70%, 05/01/2032	712,000	991,281
6.20%, 03/15/2040	323,000	386,216
6.25%, 03/29/2041	170,000	207,931
5.38%, 10/15/2041	181,000	198,263
4.65%, 06/01/2044	2,145,000	2,124,157
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	553,857
2.95%, 03/15/2022 (Acquired 10/28/2013 through 03/02/2017, Cost $2,638,332) (1)	2,677,000	2,695,305
4.13%, 03/16/2027	4,800,000	4,957,862
5.05%, 03/15/2034	1,000,000	1,059,718
4.40%, 11/01/2034	4,343,000	4,304,803
4.27%, 01/15/2036	8,521,000	8,233,229
5.25%, 03/16/2037	2,785,000	2,997,153
4.81%, 03/15/2039 (Acquired 10/28/2013 through 04/18/2016, Cost $12,339,745) (1)	13,093,000	13,250,339
4.86%, 08/21/2046	5,218,000	5,216,706
4.52%, 09/15/2048	6,971,000	6,609,352
5.01%, 08/21/2054	448,000	441,532
4.67%, 03/15/2055	6,680,000	6,253,736
Viacom, Inc.
3.25%, 03/15/2023	69,000	68,381
3.88%, 04/01/2024	1,016,000	1,034,604
4.85%, 12/15/2034	153,000	152,216
6.88%, 04/30/2036	750,000	877,211
4.38%, 03/15/2043	1,370,000	1,219,367
Vodafone Group Plc
1.50%, 02/19/2018	1,218,000	1,217,732
2.95%, 02/19/2023	78,000	78,406

	Principal Amount	Value
Walt Disney Co./The
3.00%, 02/13/2026	1,000,000	1,005,264
1.85%, 07/30/2026	259,000	235,776
2.95%, 06/15/2027	700,000	693,430
3.00%, 07/30/2046	160,000	140,109

		325,205,476

Consumer, Cyclical - 1.93%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $319,690) (1)	331,562	343,995
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	95,240	100,716
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,238,437	1,294,166
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	3,915,492	4,169,999
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,707,255	2,720,791
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	237,656	241,221
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,480,480	1,467,452
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,338,000	2,291,240
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	727,000	748,810
American Honda Finance Corp.
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $301,497) (1)	302,000	302,279
2.13%, 10/10/2018	352,000	354,271
2.25%, 08/15/2019	739,000	745,307
2.90%, 02/16/2024	300,000	303,805
2.30%, 09/09/2026	185,000	174,735
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	198,410
4.50%, 03/01/2023	183,000	193,527
AutoZone, Inc.
3.75%, 06/01/2027	550,000	551,263
BMW US Capital LLC
2.25%, 09/15/2023 (Acquired 09/08/2016, Cost $891,529) (1)	894,000	867,926
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (Acquired 09/28/2016, Cost $399,732) (1)	402,000	390,097
2.75%, 10/03/2026 (Acquired 09/28/2016, Cost $594,906) (1)	600,000	573,855
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	1,491	1,508
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	21,821	23,240
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022 (8)	5,560,920	6,117,013
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	5,155,103	5,432,189
CVS Health Co.
2.13%, 06/01/2021	1,527,000	1,508,242
3.50%, 07/20/2022	3,000,000	3,110,838
4.00%, 12/05/2023	6,401,000	6,760,512
2.88%, 06/01/2026	617,000	597,989
5.30%, 12/05/2043	3,260,000	3,761,835
CVS Pass-Through Trust
5.77%, 01/10/2033 (Acquired 02/08/2017, Cost $989,816) (1)	872,819	991,878
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $701,836) (1)	640,503	734,341
4.70%, 01/10/2036 (Acquired 08/05/2016 through 01/19/2017, Cost $2,721,243) (1)	2,476,482	2,619,623
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 01/19/2017 through 03/15/2017, Cost $4,477,667) (1)	4,444,602	4,507,715
Daimler Finance North America LLC
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,079,151) (1)	3,080,000	3,083,659
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,282) (1)	195,000	196,253
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,774) (1)	300,000	300,771
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,233,740) (1)	3,250,000	3,264,853
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,570,492) (1)	3,575,000	3,578,464
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $699,193) (1)	700,000	709,947
3.45%, 01/06/2027 (Acquired 01/03/2017, Cost $3,003,377) (1)	3,015,000	3,064,488
8.50%, 01/18/2031	155,000	232,939

	Principal Amount	Value
Darden Restaurants, Inc.
3.85%, 05/01/2027	564,000	573,107
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,544,225	2,919,498
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	191,571	198,995
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	75,778	79,567
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	257,169	269,385
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,306,636
Ford Motor Co.
7.45%, 07/16/2031	2,600,000	3,287,692
4.75%, 01/15/2043	7,640,000	7,384,098
5.29%, 12/08/2046	1,900,000	1,952,577
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	944,000	944,238
1.72%, 12/06/2017	2,000,000	2,000,166
2.15%, 01/09/2018	386,000	387,317
2.24%, 06/15/2018	942,000	944,302
2.55%, 10/05/2018	1,500,000	1,509,910
2.38%, 03/12/2019	819,000	822,738
2.60%, 11/04/2019	1,000,000	1,006,694
3.16%, 08/04/2020	1,300,000	1,324,691
3.34%, 03/18/2021	800,000	815,375
3.34%, 03/28/2022	6,214,000	6,304,874
4.25%, 09/20/2022	3,800,000	3,991,543
4.38%, 08/06/2023	800,000	841,567
3.81%, 01/09/2024	1,122,000	1,135,778
4.13%, 08/04/2025	265,000	269,597
General Motors Co.
4.00%, 04/01/2025	8,070,000	8,100,811
6.60%, 04/01/2036	2,921,000	3,387,656
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,305,949
4.38%, 09/25/2021	5,000,000	5,289,650
3.45%, 01/14/2022	8,051,000	8,184,180
3.45%, 04/10/2022	6,502,000	6,607,918
3.15%, 06/30/2022	10,160,000	10,116,820
3.70%, 05/09/2023	5,249,000	5,329,462
3.95%, 04/13/2024	2,250,000	2,281,388
4.00%, 01/15/2025	250,000	251,084
4.30%, 07/13/2025	580,000	591,623
4.00%, 10/06/2026	1,190,000	1,183,232
4.35%, 01/17/2027	979,000	991,150
Home Depot, Inc./The
2.63%, 06/01/2022	494,000	501,411
3.00%, 04/01/2026	148,000	148,805
2.13%, 09/15/2026	298,000	278,618
5.88%, 12/16/2036	5,490,000	7,159,542
4.20%, 04/01/2043	655,000	696,425
4.40%, 03/15/2045	268,000	294,338
3.50%, 09/15/2056	214,000	194,242
Hyundai Capital America
2.40%, 10/30/2018 (Acquired 10/27/2015, Cost $2,716,853) (1)	2,717,000	2,722,752
2.00%, 07/01/2019 (Acquired 06/07/2016, Cost $300,859) (1)	301,000	298,619
3.10%, 04/05/2022 (Acquired 03/29/2017 through 04/07/2017, Cost $13,707,230) (1)	13,726,000	13,760,713
Hyundai Capital Services, Inc.
3.50%, 09/13/2017 (Acquired 10/28/2013 through 09/30/2014, Cost $4,665,968) (1)	4,650,000	4,665,085
3.00%, 03/06/2022 (Acquired 02/27/2017, Cost $3,710,983) (1)	3,725,000	3,709,917
Lowe’s Cos, Inc.
3.38%, 09/15/2025	477,000	492,758
4.65%, 04/15/2042	449,000	497,036
4.05%, 05/03/2047	4,729,000	4,816,652
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	134,000	134,152
4.38%, 09/01/2023	393,000	386,138
6.90%, 01/15/2032	400,000	415,085
6.38%, 03/15/2037	179,000	182,600

	Principal Amount	Value
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,702,524
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,361,063
McDonald’s Co.
4.70%, 12/09/2035	591,000	652,992
6.30%, 10/15/2037	679,000	884,637
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	8,884,000	10,711,314
Nissan Motor Acceptance Co.
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $724,888) (1)	727,000	727,130
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $502,091) (1)	500,000	505,079
1.90%, 09/14/2021 (Acquired 09/07/2016, Cost $313,494) (1)	314,000	306,520
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	406,491
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	503,477
Starbucks Co.
4.30%, 06/15/2045	604,000	663,629
Target Co.
3.50%, 07/01/2024	355,000	368,205
Toyota Motor Credit Co.
1.45%, 01/12/2018	193,000	193,116
1.55%, 10/18/2019	10,363,000	10,317,942
2.80%, 07/13/2022	640,000	650,835
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	882,000	888,615
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,990,000	6,955,050
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018 (8)	4,391	4,479
Walgreen Co.
4.40%, 09/15/2042	400,000	401,042
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	670,000	695,921
4.50%, 11/18/2034	1,079,000	1,133,464
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	3,988,985
7.55%, 02/15/2030	72,000	105,211
6.20%, 04/15/2038	108,000	147,802
5.00%, 10/25/2040	124,000	149,520
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,060,583

		262,363,944

Consumer, Non-cyclical - 4.22%
Abbott Laboratories
2.90%, 11/30/2021	15,375,000	15,521,293
3.88%, 09/15/2025	748,000	769,409
4.75%, 11/30/2036	10,000,000	10,896,830
4.90%, 11/30/2046	4,278,000	4,728,084
AbbVie, Inc.
1.80%, 05/14/2018	7,230,000	7,239,189
2.00%, 11/06/2018	866,000	868,079
3.20%, 11/06/2022	769,000	788,636
2.85%, 05/14/2023	5,474,000	5,461,049
3.60%, 05/14/2025	13,071,000	13,334,433
4.50%, 05/14/2035	4,194,000	4,427,878
4.30%, 05/14/2036	450,000	458,479
Aetna, Inc.
2.80%, 06/15/2023	419,000	418,216
6.75%, 12/15/2037	341,000	472,192
4.50%, 05/15/2042	205,000	221,717
4.75%, 03/15/2044	1,800,000	2,026,255
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,116,653
Allergan Funding SCS
3.45%, 03/15/2022	14,180,000	14,615,440
3.85%, 06/15/2024	1,198,000	1,249,424
3.80%, 03/15/2025	4,115,000	4,256,712
4.55%, 03/15/2035	6,389,000	6,824,787

	Principal Amount	Value
4.75%, 03/15/2045	905,000	978,271
Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	555,114
2.80%, 03/15/2023	971,000	961,335
Amgen, Inc.
5.70%, 02/01/2019	204,000	216,258
2.20%, 05/11/2020	5,028,000	5,051,984
2.70%, 05/01/2022	5,600,000	5,631,522
2.65%, 05/11/2022	9,884,000	9,915,886
3.63%, 05/15/2022	845,000	882,496
3.13%, 05/01/2025	525,000	526,207
4.95%, 10/01/2041	464,000	503,637
4.66%, 06/15/2051	9,145,000	9,700,778
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	105,113
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	132,300
2.63%, 01/17/2023	160,000	159,336
3.30%, 02/01/2023	4,301,000	4,428,322
3.70%, 02/01/2024	960,000	1,004,496
3.65%, 02/01/2026	7,730,000	7,964,745
4.70%, 02/01/2036	7,482,000	8,265,754
4.00%, 01/17/2043	810,000	812,121
4.90%, 02/01/2046	8,685,000	9,816,065
Anheuser-Busch InBev Worldwide, Inc.
2.20%, 08/01/2018	5,080,000	5,110,968
3.75%, 01/15/2022	1,441,000	1,519,534
4.95%, 01/15/2042	2,735,000	3,091,277
4.44%, 10/06/2048 (Acquired 10/28/2013, Cost $128,214) (1)	139,000	148,111
Anthem, Inc.
2.30%, 07/15/2018	289,000	290,630
3.13%, 05/15/2022	484,000	492,962
3.30%, 01/15/2023	271,000	276,359
3.50%, 08/15/2024	694,000	713,432
4.63%, 05/15/2042	400,000	432,410
4.65%, 01/15/2043	391,000	421,962
5.10%, 01/15/2044	1,881,000	2,179,349
4.65%, 08/15/2044	395,000	428,440
BAT International Finance Plc
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $4,987,480) (1)	5,000,000	5,189,680
Baxalta, Inc.
3.60%, 06/23/2022	367,000	379,998
5.25%, 06/23/2045	167,000	196,270
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $467,401) (1)	471,000	482,301
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,842,988
3.97%, 11/15/2046	3,700,000	3,664,591
Becton Dickinson and Co.
2.68%, 12/15/2019	135,000	136,660
2.40%, 06/05/2020	4,350,000	4,359,239
2.89%, 06/06/2022	9,520,000	9,531,852
3.36%, 06/06/2024	7,936,000	7,951,364
3.73%, 12/15/2024	1,972,000	2,004,479
4.67%, 06/06/2047	538,000	554,156
Biogen, Inc.
3.63%, 09/15/2022	673,000	703,780
5.20%, 09/15/2045	366,000	418,101
Brown-Forman Co.
4.50%, 07/15/2045	375,000	410,021
Bunge Ltd. Finance Corp.
8.50%, 06/15/2019	7,456,000	8,339,282
3.50%, 11/24/2020	283,000	290,110
3.25%, 08/15/2026	284,000	271,386
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	428,173
3.41%, 06/15/2027	800,000	796,584
4.90%, 09/15/2045	315,000	347,618
Cargill, Inc.
3.30%, 03/01/2022 (Acquired 10/28/2013, Cost $794,457) (1)	800,000	824,911

	Principal Amount	Value
Celgene Co.
3.25%, 08/15/2022	1,220,000	1,254,033
4.00%, 08/15/2023	298,000	316,013
3.63%, 05/15/2024	686,000	710,415
5.70%, 10/15/2040	302,000	348,480
Cigna Co.
3.25%, 04/15/2025	970,000	973,868
5.38%, 02/15/2042	3,040,000	3,659,917
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	1,612,000	1,650,316
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	8,790,000	8,834,038
3.88%, 11/26/2023	550,000	575,890
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	42,290
9.75%, 03/01/2021	1,750,000	2,140,173
7.00%, 10/01/2028	3,250,000	4,112,868
Constellation Brands, Inc.
4.25%, 05/01/2023	200,000	212,891
Danaher Co.
2.40%, 09/15/2020	280,000	283,568
Danone SA
2.59%, 11/02/2023 (Acquired 10/26/2016, Cost $1,600,000) (1)	1,600,000	1,560,856
Diageo Investment Co.
8.00%, 09/15/2022	516,000	647,840
DP World Ltd.
6.85%, 07/02/2037 (Acquired 07/30/2015 through 04/26/2017, Cost $1,538,429) (1)	1,363,000	1,601,713
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (Acquired 06/05/2017, Cost $354,839) (1)	350,000	352,476
4.42%, 12/15/2046	9,350,000	9,746,618
Ecolab, Inc.
1.45%, 12/08/2017	5,928,000	5,924,372
2.25%, 01/12/2020	233,000	234,495
3.25%, 01/14/2023	452,000	466,220
5.50%, 12/08/2041	103,000	126,329
Equifax, Inc.
2.30%, 06/01/2021	338,000	335,649
ERAC USA Finance LLC
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $41,516) (1)	41,000	41,531
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,901,224) (1)	4,875,000	4,925,310
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $412,723) (1)	400,000	428,303
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $576,505) (1)	508,000	631,494
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,496) (1)	357,000	405,930
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,678) (1)	300,000	296,121
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,322,140
3.00%, 07/15/2023	178,000	176,735
3.50%, 06/15/2024	897,000	904,603
4.50%, 02/25/2026	755,000	800,230
4.80%, 07/15/2046	218,000	222,048
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	534,390
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 08/13/2014, Cost $1,389,138) (1)	1,351,000	1,393,294
5.00%, 12/15/2021 (Acquired 08/04/2014 through 01/12/2015, Cost $5,014,965) (1)	4,738,000	5,172,470
Gilead Sciences, Inc.
2.50%, 09/01/2023	250,000	246,262
3.70%, 04/01/2024	4,637,000	4,819,373
3.50%, 02/01/2025	385,000	395,137
3.65%, 03/01/2026	374,000	385,216
2.95%, 03/01/2027	4,930,000	4,785,290
4.60%, 09/01/2035	4,558,000	4,892,448
4.00%, 09/01/2036	313,000	311,607
5.65%, 12/01/2041	2,325,000	2,821,846
4.15%, 03/01/2047	600,000	604,240
GlaxoSmithKline Capital, Inc.
2.85%, 05/08/2022	320,000	326,908
6.38%, 05/15/2038	217,000	298,274
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014 through 02/14/2017, Cost $4,995,118) (1)	5,000,000	5,145,604

	Principal Amount	Value
Humana, Inc.
7.20%, 06/15/2018	215,000	225,838
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,840,469
Johnson & Johnson
4.38%, 12/05/2033	1,225,000	1,394,699
4.50%, 12/05/2043	2,780,000	3,218,984
Kellogg Co.
3.25%, 05/21/2018	234,000	237,353
Kimberly-Clark Co.
7.50%, 11/01/2018	52,000	56,028
2.40%, 03/01/2022	140,000	139,705
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	556,268
5.38%, 02/10/2020	138,000	148,724
3.50%, 06/06/2022	388,000	401,695
6.88%, 01/26/2039	1,645,000	2,118,080
6.50%, 02/09/2040	310,000	388,252
5.00%, 06/04/2042	505,000	533,802
Kraft Heinz Foods Co.
2.00%, 07/02/2018	2,771,000	2,778,044
2.80%, 07/02/2020	3,775,000	3,831,176
3.95%, 07/15/2025	1,858,000	1,916,209
3.00%, 06/01/2026	3,625,000	3,468,320
5.00%, 07/15/2035	2,785,000	3,014,790
4.38%, 06/01/2046	5,510,000	5,369,969
Kroger Co./The
6.15%, 01/15/2020	206,000	225,069
4.00%, 02/01/2024	63,000	65,274
7.50%, 04/01/2031	1,417,000	1,879,231
6.90%, 04/15/2038	1,434,000	1,811,957
5.40%, 07/15/2040	95,000	102,482
4.45%, 02/01/2047	1,010,000	974,931
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	7,037,446
3.20%, 02/01/2022	1,127,000	1,150,053
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,794,354
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	960,798
Medtronic Global Holdings SCA
3.35%, 04/01/2027	6,670,000	6,800,585
Medtronic, Inc.
3.13%, 03/15/2022	419,000	431,976
3.15%, 03/15/2022	396,000	409,751
3.50%, 03/15/2025	13,000,000	13,527,748
4.38%, 03/15/2035	924,000	1,016,662
Merck & Co., Inc.
2.40%, 09/15/2022	211,000	212,385
2.80%, 05/18/2023	526,000	535,898
3.70%, 02/10/2045	70,000	69,914
Molson Coors Brewing Co.
3.00%, 07/15/2026	581,000	558,890
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (Acquired 10/19/2016, Cost $4,623,205) (1)	4,631,000	4,587,705
Mylan NV
3.00%, 12/15/2018	3,115,000	3,157,140
2.50%, 06/07/2019	4,895,000	4,934,302
3.15%, 06/15/2021	4,415,000	4,491,159
3.95%, 06/15/2026	1,992,000	2,018,569
5.25%, 06/15/2046	366,000	400,908
Mylan, Inc.
2.55%, 03/28/2019	600,000	604,352
3.13%, 01/15/2023 (Acquired 06/01/2016 through 03/17/2017, Cost $5,341,027) (1)	5,504,000	5,475,308
5.40%, 11/29/2043	100,000	110,213
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	127,332
4.76%, 08/01/2116	2,364,000	2,267,433
Novartis Capital Co.
2.40%, 05/17/2022	6,440,000	6,489,968

	Principal Amount	Value
3.40%, 05/06/2024	922,000	962,204
PepsiCo., Inc.
3.00%, 08/25/2021	258,000	266,950
3.10%, 07/17/2022	593,000	614,427
4.88%, 11/01/2040	82,000	95,023
4.60%, 07/17/2045	196,000	219,559
3.45%, 10/06/2046	700,000	658,729
4.00%, 05/02/2047	3,837,000	3,929,169
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,700,056
3.00%, 12/15/2026	1,125,000	1,128,261
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,365,415
Procter & Gamble - Esop
9.36%, 01/01/2021	124,977	141,467
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,149,451
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,895,804
3.45%, 06/01/2026	223,000	223,447
Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/2027 (Acquired 06/21/2017, Cost $11,829,447) (1)	11,865,000	11,694,998
Reynolds American, Inc.
2.30%, 06/12/2018	8,841,000	8,879,591
4.00%, 06/12/2022	4,590,000	4,863,279
5.70%, 08/15/2035	1,100,000	1,304,844
Roche Holdings, Inc.
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $788,922) (1)	780,000	805,044
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	119,037
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	12,980,533
2.88%, 09/23/2023	668,000	662,009
Smithfield Foods, Inc.
3.35%, 02/01/2022 (Acquired 03/20/2017, Cost $9,982,014) (1)	10,000,000	10,050,957
4.25%, 02/01/2027 (Acquired 01/25/2017 through 01/30/2017, Cost $264,690) (1)	265,000	271,773
Stryker Co.
3.50%, 03/15/2026	213,000	218,172
Sysco Corp.
3.75%, 10/01/2025	277,000	287,184
3.25%, 07/15/2027	1,350,000	1,328,158
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/2018	14,589,000	14,554,803
2.80%, 07/21/2023	735,000	714,796
3.15%, 10/01/2026	5,442,000	5,168,692
4.10%, 10/01/2046	585,000	539,613
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,047,962
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	228,814
2.95%, 09/19/2026	476,000	462,905
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,693,976
3.95%, 08/15/2024	1,451,000	1,518,473
4.88%, 08/15/2034	400,000	438,086
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	290,024
3.38%, 11/15/2021	685,000	714,116
2.75%, 02/15/2023	520,000	523,816
2.88%, 03/15/2023	310,000	314,719
3.10%, 03/15/2026	550,000	552,889
4.63%, 07/15/2035	427,000	480,447
5.80%, 03/15/2036	500,000	633,674
6.63%, 11/15/2037	562,000	775,426
4.38%, 03/15/2042	5,170,000	5,558,531
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,233,646
Wesleyan University
4.78%, 07/01/2116	3,012,000	2,951,359
Western Union Co./The

	Principal Amount	Value
3.60%, 03/15/2022	1,300,000	1,324,820
6.20%, 06/21/2040	300,000	315,631
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,970,733) (1)	4,960,000	5,043,011
Wyeth LLC
6.45%, 02/01/2024	82,000	99,645
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,741,287
3.55%, 04/01/2025	6,000,000	6,061,056
Zoetis, Inc.
3.45%, 11/13/2020	150,000	155,114
3.25%, 02/01/2023	1,000,000	1,024,760
4.50%, 11/13/2025	336,000	366,863

		574,146,298

Diversified - 0.06%
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022 (Acquired 03/30/2017, Cost $799,297) (1)	800,000	803,399
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $658,024) (1)	612,000	668,182
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,527,391) (1)	6,175,000	6,629,437
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $430,135) (1)	450,000	459,530

		8,560,548

Energy - 3.29%
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	332,916
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	257,454
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	204,268
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	732,358
6.95%, 06/15/2019	11,711,000	12,694,783
6.45%, 09/15/2036	2,685,000	3,163,738
0.00%, 10/10/2036	4,000,000	1,651,884
6.60%, 03/15/2046	2,537,000	3,132,667
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	429,552
Apache Co.
6.90%, 09/15/2018	258,000	272,640
3.25%, 04/15/2022	99,000	100,433
5.10%, 09/01/2040	600,000	613,721
4.75%, 04/15/2043	416,000	417,753
APT Pipelines Ltd.
4.25%, 07/15/2027 (Acquired 03/24/2017, Cost $1,090,481) (1)	1,098,000	1,124,170
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	686,377
Boardwalk Pipelines LP
4.95%, 12/15/2024	1,057,000	1,119,856
5.95%, 06/01/2026	254,000	282,858
4.45%, 07/15/2027	200,000	204,786
BP Capital Markets Plc
1.38%, 11/06/2017	229,000	228,920
2.24%, 05/10/2019	400,000	403,094
3.25%, 05/06/2022	262,000	269,485
3.81%, 02/10/2024	1,615,000	1,684,371
3.22%, 04/14/2024	2,262,000	2,283,760
3.54%, 11/04/2024	700,000	718,660
3.51%, 03/17/2025	45,000	46,072
3.12%, 05/04/2026	462,000	457,948
3.02%, 01/16/2027	402,000	391,152
3.59%, 04/14/2027	650,000	659,591
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,915,503
4.88%, 02/01/2021	704,000	745,221
4.15%, 07/01/2023	348,000	357,345
4.35%, 10/15/2024	390,000	401,733
3.95%, 12/01/2026	158,000	156,409
5.85%, 11/15/2043	591,000	634,745

	Principal Amount	Value
Burlington Resources Finance Co.
7.40%, 12/01/2031	53,000	71,668
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	270,154
Cameron International Co.
3.60%, 04/30/2022	5,900,000	6,103,869
Canadian Natural Resources Ltd.
1.75%, 01/15/2018	687,000	686,948
5.90%, 02/01/2018	2,996,000	3,064,845
2.95%, 01/15/2023	6,209,000	6,158,738
7.20%, 01/15/2032	41,000	49,989
6.45%, 06/30/2033	1,153,000	1,333,737
5.85%, 02/01/2035	200,000	222,035
6.50%, 02/15/2037	118,000	140,266
6.75%, 02/01/2039	206,000	245,721
4.95%, 06/01/2047	2,937,000	2,984,826
Cenovus Energy, Inc.
3.00%, 08/15/2022	1,884,000	1,801,168
5.25%, 06/15/2037 (Acquired 06/27/2017 through 06/29/2017, Cost $3,968,911) (1)	4,235,000	3,959,323
6.75%, 11/15/2039	1,168,000	1,228,257
4.45%, 09/15/2042	310,000	252,699
5.40%, 06/15/2047 (Acquired 04/04/2017, Cost $2,297,681) (1)	2,300,000	2,149,502
Chevron Co.
2.36%, 12/05/2022	315,000	313,505
2.57%, 05/16/2023	2,000,000	2,003,112
2.90%, 03/03/2024	1,303,000	1,315,004
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,176,159
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,587,211
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	670,108
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,225,839
Conoco Funding Co.
3.35%, 11/15/2024	598,000	609,064
7.25%, 10/15/2031	54,000	72,229
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/2036	300,000	366,196
ConocoPhillips Co.
4.20%, 03/15/2021	839,000	889,471
6.95%, 04/15/2029	400,000	513,084
6.50%, 02/01/2039	150,000	198,178
DCP Midstream Operating LP
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,423,985) (1)	4,960,000	5,542,800
Devon Energy Co.
3.25%, 05/15/2022	896,000	890,384
7.95%, 04/15/2032	1,000,000	1,304,041
5.60%, 07/15/2041	2,301,000	2,392,557
4.75%, 05/15/2042	323,000	313,554
Devon Financing Co. LLC
7.88%, 09/30/2031	4,450,000	5,775,348
Ecopetrol SA
5.88%, 09/18/2023	395,000	431,932
4.13%, 01/16/2025	383,000	375,340
5.38%, 06/26/2026	537,000	558,480
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,919,786
Enbridge, Inc.
2.90%, 07/15/2022	3,135,000	3,128,162
3.70%, 07/15/2027	7,579,000	7,574,233
5.50%, 12/01/2046	500,000	564,260
Encana Co.
6.50%, 05/15/2019	1,142,000	1,218,067
8.13%, 09/15/2030	400,000	507,946
7.20%, 11/01/2031	500,000	595,339
6.50%, 08/15/2034	268,000	306,075
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	119,837
3.60%, 02/01/2023	229,000	230,451

	Principal Amount	Value
4.90%, 02/01/2024	687,000	724,996
4.05%, 03/15/2025	682,000	684,796
4.20%, 04/15/2027	497,000	495,030
6.63%, 10/15/2036	5,441,000	6,090,927
7.50%, 07/01/2038	1,500,000	1,821,173
6.05%, 06/01/2041	500,000	532,468
6.50%, 02/01/2042	140,000	156,562
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $547,165) (1)	557,000	584,084
Eni USA Inc
7.30%, 11/15/2027	400,000	499,240
EnLink Midstream Partners LP
2.70%, 04/01/2019	4,008,000	3,999,363
4.15%, 06/01/2025	1,129,000	1,115,001
5.05%, 04/01/2045	378,000	351,235
5.45%, 06/01/2047	2,634,000	2,629,746
Enterprise Products Operating LLC
3.35%, 03/15/2023	1,017,000	1,044,151
3.90%, 02/15/2024	3,400,000	3,536,700
3.75%, 02/15/2025	515,000	530,393
3.70%, 02/15/2026	304,000	309,654
6.65%, 10/15/2034	672,000	836,494
5.75%, 03/01/2035	1,075,000	1,220,263
5.95%, 02/01/2041	201,000	238,401
4.85%, 08/15/2042	4,000,000	4,238,964
4.85%, 03/15/2044	199,000	211,231
4.95%, 10/15/2054	177,000	183,974
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	196,769
4.10%, 02/01/2021	547,000	573,685
2.63%, 03/15/2023	249,000	245,733
5.10%, 01/15/2036	784,000	860,988
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	2,029,686
Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,353,645
4.11%, 03/01/2046	716,000	756,438
FORTIS, Inc.
2.10%, 10/04/2021 (Acquired 09/29/2016, Cost $2,139,307) (1)	2,144,000	2,099,716
3.06%, 10/04/2026 (Acquired 09/29/2016 through 03/16/2017, Cost $10,973,923) (1)	11,124,000	10,735,705
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (Acquired 05/16/2016 through 05/18/2016, Cost $1,227,446) (1)	1,140,000	1,257,593
4.95%, 07/19/2022 (Acquired 06/07/2016, Cost $621,630) (1)	610,000	630,979
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	1,100,000	1,132,559
Halliburton Co.
3.50%, 08/01/2023	1,032,000	1,062,078
4.85%, 11/15/2035	200,000	214,051
7.45%, 09/15/2039	521,000	709,004
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $350,909) (1)	258,000	335,320
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,939,490
Hess Corp.
7.13%, 03/15/2033	1,050,000	1,187,167
6.00%, 01/15/2040	880,000	896,050
Husky Energy, Inc.
6.20%, 09/15/2017	3,630,000	3,662,122
6.15%, 06/15/2019	119,000	127,352
6.80%, 09/15/2037	2,100,000	2,610,573
KazMunayGas National Co.
3.88%, 04/19/2022 (Acquired 05/05/2017, Cost $1,599,292) (1)	1,590,000	1,573,464
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	148,954
7.88%, 09/15/2031	1,191,000	1,531,447
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	500,822
5.00%, 10/01/2021	4,875,000	5,235,331
4.15%, 02/01/2024	5,694,000	5,847,914
4.30%, 05/01/2024	3,700,000	3,824,461
7.30%, 08/15/2033	1,650,000	1,987,780

	Principal Amount	Value
6.95%, 01/15/2038	242,000	289,319
6.50%, 09/01/2039	107,000	121,300
7.50%, 11/15/2040	483,000	603,208
Kinder Morgan, Inc./DE
7.80%, 08/01/2031	3,000,000	3,782,484
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	223,415
4.25%, 02/01/2021	502,000	528,688
3.20%, 03/15/2025	386,000	374,392
4.20%, 12/01/2042	417,000	394,371
5.15%, 10/15/2043	441,000	479,352
4.20%, 03/15/2045	5,725,000	5,323,466
Marathon Oil Co.
6.00%, 10/01/2017	289,000	291,745
5.90%, 03/15/2018	291,000	298,456
2.80%, 11/01/2022	700,000	671,042
6.60%, 10/01/2037	410,000	452,902
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,254,059
MPLX LP
4.88%, 12/01/2024	819,000	873,260
4.88%, 06/01/2025	1,876,000	1,989,476
5.20%, 03/01/2047	4,085,000	4,189,494
Nabors Industries, Inc.
6.15%, 02/15/2018	82,000	82,820
5.00%, 09/15/2020	595,000	593,512
4.63%, 09/15/2021	1,195,000	1,135,011
National Oilwell Varco, Inc.
1.35%, 12/01/2017	162,000	161,784
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,615,422
Noble Energy, Inc.
8.25%, 03/01/2019	323,000	354,326
5.63%, 05/01/2021	355,000	365,175
3.90%, 11/15/2024	550,000	565,208
6.00%, 03/01/2041	386,000	432,427
5.25%, 11/15/2043	2,675,000	2,771,627
5.05%, 11/15/2044	2,000,000	2,056,722
Noble Holding International Ltd.
5.75%, 03/16/2018	158,000	158,957
Occidental Petroleum Co.
2.70%, 02/15/2023	100,000	99,968
3.50%, 06/15/2025	455,000	464,733
3.40%, 04/15/2026	246,000	248,249
3.00%, 02/15/2027	333,000	324,297
4.63%, 06/15/2045	158,000	167,724
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $224,099) (1)	225,000	233,437
ONEOK Partners LP
3.20%, 09/15/2018	1,815,000	1,836,284
8.63%, 03/01/2019	353,000	388,324
3.38%, 10/01/2022	151,000	152,365
5.00%, 09/15/2023	334,000	360,822
4.90%, 03/15/2025	2,500,000	2,676,935
6.65%, 10/01/2036	1,050,000	1,264,952
6.20%, 09/15/2043	2,500,000	2,875,107
Pemex Finance Ltd.
10.61%, 08/15/2017	20,125	20,312
Petro-Canada
6.05%, 05/15/2018	263,000	272,461
5.95%, 05/15/2035	350,000	419,788
6.80%, 05/15/2038	423,000	551,873
Petrofac Ltd.
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,053,595) (1)	5,029,000	4,728,060
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	308,028
8.00%, 05/03/2019	2,000,000	2,187,500
5.50%, 01/21/2021	9,323,000	9,779,827
6.38%, 02/04/2021	448,000	484,870
4.88%, 01/24/2022	3,500,000	3,599,750

	Principal Amount	Value
5.38%, 03/13/2022 (Acquired 12/06/2016, Cost $1,124,224) (1)	1,130,000	1,189,607
4.63%, 09/21/2023	1,292,000	1,307,504
4.88%, 01/18/2024	363,000	367,683
6.88%, 08/04/2026	5,324,000	5,898,992
6.50%, 03/13/2027 (Acquired 12/06/2016, Cost $1,470,886) (1)	1,484,000	1,594,187
6.63%, 06/15/2035	647,000	668,836
6.50%, 06/02/2041	2,870,000	2,849,910
6.38%, 01/23/2045	1,002,000	976,950
5.63%, 01/23/2046	3,070,000	2,721,555
6.75%, 09/21/2047	1,194,000	1,205,797
Phillips 66
4.30%, 04/01/2022	5,736,000	6,145,700
5.88%, 05/01/2042	3,000,000	3,629,136
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,662,399
3.55%, 10/01/2026	190,000	184,567
4.68%, 02/15/2045	2,100,000	2,014,211
4.90%, 10/01/2046	412,000	406,873
Plains All American Pipeline LP / PAA Finance Co.
3.65%, 06/01/2022	382,000	389,659
3.60%, 11/01/2024	1,050,000	1,020,596
4.65%, 10/15/2025	1,950,000	1,998,908
4.70%, 06/15/2044	4,000,000	3,650,868
4.90%, 02/15/2045	875,000	814,778
QEP Resources, Inc.
6.80%, 03/01/2020	107,000	111,280
Raizen Fuels Finance SA
5.30%, 01/20/2027 (Acquired 04/21/2017 through 04/24/2017, Cost $1,630,697) (1)	1,580,000	1,601,725
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,507,375
5.00%, 10/01/2022	6,300,000	6,756,051
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,127,061) (1)	1,115,000	1,221,216
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $197,823) (1)	215,000	228,437
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	5,027,000	5,598,037
5.63%, 03/01/2025	5,000,000	5,520,950
5.88%, 06/30/2026	1,771,000	1,982,098
Schlumberger Holdings Co.
3.63%, 12/21/2022 (Acquired 12/10/2015, Cost $5,592,932) (1)	5,599,000	5,824,780
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $338,768) (1)	337,000	348,206
3.65%, 12/01/2023	409,000	429,853
Shell International Finance BV
4.30%, 09/22/2019	310,000	326,373
4.38%, 03/25/2020	885,000	941,760
2.13%, 05/11/2020	699,000	702,683
2.88%, 05/10/2026	2,296,000	2,265,838
4.13%, 05/11/2035	625,000	651,461
6.38%, 12/15/2038	619,000	824,580
4.00%, 05/10/2046	2,467,000	2,440,909
3.75%, 09/12/2046	726,000	688,071
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $611,297) (1)	600,000	626,121
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $475,816) (1)	475,000	505,863
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,977,842) (1)	9,000,000	9,042,886
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (Acquired 04/25/2016, Cost $1,984,966) (1)	2,000,000	1,988,030
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	603,350
4.80%, 03/15/2047 (Acquired 03/07/2017, Cost $426,790) (1)	428,000	453,569
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	573,831
5.65%, 03/01/2020	253,000	271,828
3.30%, 03/15/2023	467,000	468,689
7.50%, 09/15/2038	1,457,000	1,915,299
Spectra Energy Partners LP

	Principal Amount	Value
2.95%, 09/25/2018	306,000	309,449
3.50%, 03/15/2025	787,000	779,039
5.95%, 09/25/2043	207,000	239,159
4.50%, 03/15/2045	3,000,000	2,960,751
Statoil ASA
1.20%, 01/17/2018	221,000	220,667
1.15%, 05/15/2018	304,000	303,000
5.25%, 04/15/2019	382,000	404,465
3.15%, 01/23/2022	237,000	243,578
2.45%, 01/17/2023	280,000	277,348
2.65%, 01/15/2024	663,000	654,490
3.25%, 11/10/2024	508,000	519,114
4.25%, 11/23/2041	193,000	197,956
Suncor Energy, Inc.
3.60%, 12/01/2024	677,000	692,763
5.95%, 12/01/2034	1,048,000	1,263,809
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	437,629
4.25%, 04/01/2024	833,000	854,039
5.95%, 12/01/2025	200,000	224,939
4.95%, 01/15/2043	1,482,000	1,383,811
5.30%, 04/01/2044	200,000	195,218
5.35%, 05/15/2045	633,000	621,224
TC PipeLines LP
4.38%, 03/13/2025	6,215,000	6,477,230
3.90%, 05/25/2027	5,457,000	5,445,611
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $678,273) (1)	714,000	700,385
Tosco Co.
7.80%, 01/01/2027	522,000	675,336
8.13%, 02/15/2030	361,000	502,112
Total Capital Canada Ltd.
2.75%, 07/15/2023	350,000	351,837
Total Capital International SA
2.75%, 06/19/2021	900,000	917,619
2.70%, 01/25/2023	144,000	144,717
3.75%, 04/10/2024	229,000	241,913
TransCanada PipeLines Ltd.
1.63%, 11/09/2017	1,052,000	1,052,479
1.88%, 01/12/2018	205,000	205,276
6.50%, 08/15/2018	196,000	205,880
7.13%, 01/15/2019	273,000	293,860
4.88%, 01/15/2026	792,000	885,968
6.20%, 10/15/2037	573,000	730,976
7.25%, 08/15/2038	217,000	302,320
Valero Energy Corp.
7.50%, 04/15/2032	250,000	320,803
6.63%, 06/15/2037	5,000,000	6,151,145
Western Gas Partners LP
4.65%, 07/01/2026	414,000	423,825
5.45%, 04/01/2044	977,000	992,995
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,581,250
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,600,627
3.90%, 01/15/2025	700,000	707,749
6.30%, 04/15/2040	4,219,000	4,894,964
4.90%, 01/15/2045	7,000,000	7,018,417
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/2023	1,000,000	1,037,620
Woodside Finance Ltd.
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,446) (1)	3,300,000	3,288,308

		446,422,063

Financials - 11.74%
ABN AMRO Bank NV
2.50%, 10/30/2018 (Acquired 10/28/2013 through 11/07/2014, Cost $6,550,869) (1)	6,542,000	6,593,087
2.10%, 01/18/2019 (Acquired 05/11/2017 through 05/12/2017, Cost $1,596,770) (1)	1,594,000	1,596,491
2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,997,359) (1)	2,000,000	2,012,132
4.75%, 07/28/2025 (Acquired 07/21/2015 through 02/17/2017, Cost $1,047,879) (1)	1,031,000	1,086,922
ACE INA Holdings, Inc.

	Principal Amount	Value
2.88%, 11/03/2022	312,000	317,353
2.70%, 03/13/2023	300,000	300,208
3.15%, 03/15/2025	3,409,000	3,456,688
3.35%, 05/03/2026	250,000	255,727
4.35%, 11/03/2045	305,000	334,925
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	701,000	719,316
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4.50%, 05/15/2021	11,879,000	12,602,312
AIA Group Ltd.
2.25%, 03/11/2019 (Acquired 04/15/2016, Cost $1,276,957) (1)	1,270,000	1,269,267
3.20%, 03/11/2025 (Acquired 03/04/2015 through 09/29/2015, Cost $9,307,235) (1)	9,545,000	9,460,893
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,934) (1)	453,000	453,289
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,160,478) (1)	955,000	1,262,716
Air Lease Corp.
2.13%, 01/15/2020	1,263,000	1,256,877
3.88%, 04/01/2021	400,000	417,214
3.00%, 09/15/2023	710,000	705,816
3.63%, 04/01/2027	340,000	340,069
Allstate Co./The
3.15%, 06/15/2023	420,000	430,337
Ally Financial, Inc.
8.00%, 12/31/2018	43,000	46,386
3.50%, 01/27/2019	1,000,000	1,013,750
American Express Centurion Bank
6.00%, 09/13/2017	506,000	510,134
American Express Credit Corp.
7.00%, 03/19/2018	284,000	294,560
1.80%, 07/31/2018	456,000	456,118
1.88%, 11/05/2018	831,000	832,315
2.13%, 03/18/2019	318,000	319,535
1.88%, 05/03/2019	7,093,000	7,095,752
2.25%, 08/15/2019	250,000	252,393
2.38%, 05/26/2020	894,000	901,443
2.60%, 09/14/2020	319,000	323,632
2.25%, 05/05/2021	380,000	379,378
2.70%, 03/03/2022	1,250,000	1,260,393
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,770,650
4.88%, 06/01/2022	3,500,000	3,839,966
4.13%, 02/15/2024	879,000	928,121
3.75%, 07/10/2025	444,000	452,290
3.88%, 01/15/2035	376,000	364,876
4.50%, 07/16/2044	1,757,000	1,789,102
8.18%, 05/15/2058	107,000	144,450
American Tower Corp.
2.25%, 01/15/2022	600,000	584,980
American Tower Trust #1
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $389,094) (1)	396,000	395,201
3.07%, 03/15/2023 (Acquired 12/05/2014 through 05/20/2015, Cost $2,882,461) (1)	2,900,000	2,921,765
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	236,895
2.88%, 09/15/2026	1,015,000	985,611
Ameritech Capital Funding Co.
6.45%, 01/15/2018	321,000	328,922
AmSouth BanCorp.
6.75%, 11/01/2025	527,000	618,417
ANZ New Zealand Int’l Ltd./London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,950) (1)	2,437,000	2,439,213
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,883) (1)	3,650,000	3,677,904
2.85%, 08/06/2020 (Acquired 07/30/2015, Cost $249,868) (1)	250,000	253,696
Aon Plc
4.00%, 11/27/2023	5,000,000	5,279,200
3.50%, 06/14/2024	815,000	831,054
3.88%, 12/15/2025	500,000	522,533
6.25%, 09/30/2040	172,000	217,037
Arch Capital Finance LLC
5.03%, 12/15/2046	437,000	486,514

	Principal Amount	Value
Athene Global Funding
2.75%, 04/20/2020 (Acquired 04/17/2017, Cost $1,404,588) (1)	1,407,000	1,409,974
4.00%, 01/25/2022 (Acquired 06/23/2017, Cost $1,152,308) (1)	1,104,000	1,146,651
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $312,796) (1)	296,000	319,754
4.40%, 05/19/2026 (Acquired 05/12/2016, Cost $225,901) (1)	226,000	233,211
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/2018	640,000	639,382
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	596,929
2.90%, 10/15/2026	220,000	212,813
3.90%, 10/15/2046	214,000	206,612
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,906,800
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	45,788
Banco Santander SA
3.50%, 04/11/2022	7,200,000	7,368,221
4.25%, 04/11/2027	1,600,000	1,660,718
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (Acquired 01/25/2016, Cost $6,500,246) (1)	6,350,000	6,489,903
Bank of America Corp.
6.40%, 08/28/2017	2,293,000	2,309,287
5.75%, 12/01/2017	480,000	488,129
2.00%, 01/11/2018	2,408,000	2,411,708
6.88%, 04/25/2018	1,513,000	1,574,484
5.65%, 05/01/2018	825,000	850,915
1.95%, 05/12/2018	500,000	500,533
6.88%, 11/15/2018	1,500,000	1,596,902
2.05%, 12/07/2018	1,089,000	1,094,079
2.60%, 01/15/2019	978,000	987,240
2.65%, 04/01/2019	710,000	718,576
7.63%, 06/01/2019	360,000	397,166
2.25%, 04/21/2020	701,000	701,235
5.63%, 07/01/2020	2,625,000	2,874,438
2.63%, 10/19/2020	2,885,000	2,913,841
5.88%, 01/05/2021	15,000,000	16,670,205
2.63%, 04/19/2021	2,500,000	2,510,855
5.00%, 05/13/2021	2,570,000	2,803,952
3.30%, 01/11/2023	6,184,000	6,305,015
4.10%, 07/24/2023	217,000	229,690
4.13%, 01/22/2024	11,747,000	12,397,044
4.00%, 04/01/2024	2,490,000	2,609,396
4.20%, 08/26/2024	5,765,000	5,980,899
4.00%, 01/22/2025	1,489,000	1,515,060
3.95%, 04/21/2025	5,201,000	5,270,335
3.88%, 08/01/2025	621,000	642,490
4.45%, 03/03/2026	7,140,000	7,431,619
4.25%, 10/22/2026	544,000	560,255
3.25%, 10/21/2027	6,250,000	6,040,275
4.18%, 11/25/2027	3,950,000	4,017,897
3.82%, 01/20/2028	4,980,000	5,067,006
3.71%, 04/24/2028	4,500,000	4,533,948
6.11%, 01/29/2037	3,580,000	4,386,463
7.75%, 05/14/2038	137,000	197,229
4.44%, 01/20/2048	1,990,000	2,110,475
Bank of Montreal
1.40%, 09/11/2017	201,000	200,984
2.38%, 01/25/2019	215,000	216,940
1.50%, 07/18/2019	522,000	517,118
2.55%, 11/06/2022	878,000	876,458
Bank of New York Mellon Co./The
4.60%, 01/15/2020	387,000	411,146
2.60%, 08/17/2020	663,000	672,742
2.45%, 11/27/2020	247,000	249,388
2.50%, 04/15/2021	215,000	216,687
3.55%, 09/23/2021	355,000	370,741
2.60%, 02/07/2022	700,000	704,819
3.65%, 02/04/2024	93,000	96,989
3.25%, 09/11/2024	650,000	663,488

	Principal Amount	Value
3.00%, 02/24/2025	5,360,000	5,351,033
2.80%, 05/04/2026	305,000	297,871
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	866,124
1.85%, 04/14/2020	1,900,000	1,888,887
1.88%, 09/20/2021 (Acquired 09/13/2016, Cost $400,000) (1)	400,000	391,341
2.70%, 03/07/2022	14,340,000	14,418,741
Bank of Tokyo-Mitsubishi UFJ Ltd./The
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,959) (1)	350,000	350,738
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,521,920) (1)	5,525,000	5,540,625
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,949) (1)	340,000	341,023
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $243,974) (1)	239,000	255,409
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,209,840) (1)	3,215,000	3,355,682
BanPonce Trust I
8.33%, 02/01/2027	234,000	227,352
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (Acquired 03/22/2017, Cost $5,322,007) (1)	5,350,000	5,349,604
Barclays Plc
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $387,243) (1)	382,000	388,560
3.20%, 08/10/2021	2,993,000	3,036,018
3.68%, 01/10/2023	12,745,000	13,075,745
3.65%, 03/16/2025	2,522,000	2,509,463
4.38%, 01/12/2026	3,514,000	3,651,454
4.34%, 01/10/2028	2,360,000	2,429,627
5.25%, 08/17/2045	413,000	463,006
BB&T Co.
1.60%, 08/15/2017	384,000	384,028
6.85%, 04/30/2019	170,000	184,451
5.25%, 11/01/2019	284,000	303,568
2.63%, 06/29/2020	1,100,000	1,118,592
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	4,564,000	4,531,062
5.75%, 01/15/2040	134,000	172,239
4.40%, 05/15/2042	1,524,000	1,662,048
4.30%, 05/15/2043	322,000	344,251
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	644,017
3.00%, 02/11/2023	268,000	274,614
3.13%, 03/15/2026	8,130,000	8,222,267
BlackRock, Inc.
5.00%, 12/10/2019	484,000	519,707
4.25%, 05/24/2021	475,000	511,907
3.38%, 06/01/2022	493,000	514,269
3.50%, 03/18/2024	405,000	425,824
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,547,007) (1)	1,445,000	1,604,149
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,892) (1)	170,000	171,028
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,403,758
3.25%, 03/03/2023	430,000	441,007
3.80%, 01/10/2024 (Acquired 05/08/2017, Cost $5,277,468) (1)	5,208,000	5,422,382
4.63%, 03/13/2027 (Acquired 03/06/2017, Cost $829,235) (1)	830,000	875,336
BNZ International Funding Ltd./London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,933) (1)	516,000	518,412
2.10%, 09/14/2021 (Acquired 09/06/2016, Cost $399,681) (1)	400,000	391,386
Boston Properties LP
3.13%, 09/01/2023	300,000	303,673
3.65%, 02/01/2026	557,000	563,707
2.75%, 10/01/2026	480,000	453,251
BPCE SA
1.63%, 01/26/2018	1,300,000	1,297,845
2.50%, 12/10/2018	2,500,000	2,522,330
2.50%, 07/15/2019	1,000,000	1,008,380
5.70%, 10/22/2023 (Acquired 10/28/2013 through 09/29/2016, Cost $4,480,767) (1)	4,345,000	4,834,681
4.63%, 07/11/2024 (Acquired 09/15/2016, Cost $609,897) (1)	600,000	621,937
5.15%, 07/21/2024 (Acquired 05/16/2016 through 03/24/2017, Cost $4,943,936) (1)	4,800,000	5,128,570
3.38%, 12/02/2026	500,000	506,166
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (Acquired 06/15/2017, Cost $4,564,216) (1)	4,568,000	4,497,913
4.70%, 06/22/2047 (Acquired 06/15/2017, Cost $1,758,891) (1)	1,771,000	1,741,138

	Principal Amount	Value
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,085,653
Caisse Centrale Desjardins
1.84%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (1)	7,000,000	7,021,315
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,485,874
2.55%, 06/16/2022	800,000	798,177
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,006,855
3.38%, 02/15/2023	4,164,000	4,199,015
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	354,900
2.50%, 05/12/2020	6,584,285	6,612,334
3.05%, 03/09/2022	2,500,000	2,519,372
3.75%, 04/24/2024	824,000	842,055
3.20%, 02/05/2025	726,000	710,717
4.20%, 10/29/2025	1,240,000	1,250,458
3.75%, 07/28/2026	960,000	936,889
3.75%, 03/09/2027	5,757,427	5,737,149
Capital One NA/Mclean VA
1.65%, 02/05/2018	13,000,000	12,994,826
1.85%, 02/05/2018	3,000,000	3,007,008
2.40%, 09/05/2019	500,000	501,803
2.95%, 07/23/2021	4,120,000	4,150,035
2.25%, 09/13/2021	7,005,000	6,874,525
Carlyle Investment Management, LLC
0.00%, 07/15/2019 (8)	178,168	178,168
CDP Financial, Inc.
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $325,247) (1)	310,000	327,612
Charles Schwab Co./The
3.23%, 09/01/2022	165,000	169,957
3.20%, 03/02/2027	1,700,000	1,708,114
Chubb Co./The
5.75%, 05/15/2018	117,000	121,206
Citibank NA
2.10%, 06/12/2020	5,271,000	5,272,966
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,498,509
1.75%, 05/01/2018	800,000	799,654
2.15%, 07/30/2018	658,000	660,083
2.05%, 12/07/2018	3,600,000	3,605,458
2.40%, 02/18/2020	2,500,000	2,509,770
2.35%, 08/02/2021	269,000	266,531
2.75%, 04/25/2022	26,291,000	26,292,262
3.75%, 06/16/2024	4,000,000	4,144,312
4.40%, 06/10/2025	11,687,000	12,170,503
5.50%, 09/13/2025	494,000	549,388
3.70%, 01/12/2026	10,750,000	10,873,496
3.40%, 05/01/2026	1,000,000	989,330
3.20%, 10/21/2026	8,770,000	8,529,921
4.30%, 11/20/2026	1,570,000	1,612,776
4.45%, 09/29/2027	5,000,000	5,200,660
3.89%, 01/10/2028	4,100,000	4,167,121
6.63%, 01/15/2028	387,000	472,396
4.13%, 07/25/2028	6,257,000	6,352,375
8.13%, 07/15/2039	164,000	252,072
5.88%, 01/30/2042	212,000	267,502
4.65%, 07/30/2045	156,000	169,874
4.75%, 05/18/2046	1,200,000	1,261,410
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,068,584
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	186,356
4.30%, 12/03/2025	343,000	357,647
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,161,869
3.00%, 03/15/2025	838,000	845,561
5.30%, 09/15/2043	115,000	143,161
CNA Financial Co.
7.35%, 11/15/2019	700,000	782,277

	Principal Amount	Value
7.25%, 11/15/2023	7,470,000	9,040,769
3.95%, 05/15/2024	303,000	314,328
4.50%, 03/01/2026	221,000	237,117
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,016,832
Comerica, Inc.
3.80%, 07/22/2026	984,000	995,160
Commonwealth Bank of Australia
2.00%, 09/06/2021 (Acquired 08/29/2016, Cost $449,640) (1)	450,000	441,665
4.50%, 12/09/2025 (Acquired 12/02/2015, Cost $776,596) (1)	778,000	814,690
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/2019	2,750,000	2,752,953
Compass Bank
2.75%, 09/29/2019	5,000,000	5,038,940
3.88%, 04/10/2025	5,840,000	5,817,855
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,646,500
4.38%, 08/04/2025	316,000	331,408
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,759) (1)	361,000	450,663
Cooperatieve Rabobank UA
4.63%, 12/01/2023	3,900,000	4,202,188
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 01/04/2017, Cost $301,038) (1)	305,000	316,132
Credit Agricole SA/London
4.13%, 01/10/2027 (Acquired 01/03/2017, Cost $1,093,697) (1)	1,099,000	1,148,619
Credit Suisse AG/New York NY
1.70%, 04/27/2018	375,000	374,977
Credit Suisse Group AG
3.57%, 01/09/2023 (Acquired 01/04/2017 through 03/23/2017, Cost $2,591,825) (1)	2,603,000	2,669,002
4.28%, 01/09/2028 (Acquired 05/04/2017, Cost $2,516,062) (1)	2,480,000	2,563,794
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	545,215
3.80%, 09/15/2022	613,000	636,820
3.80%, 06/09/2023	8,500,000	8,761,945
3.75%, 03/26/2025	1,900,000	1,919,840
4.55%, 04/17/2026	2,193,000	2,329,839
4.88%, 05/15/2045	250,000	275,550
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	415,733
5.30%, 08/13/2019	169,000	180,518
3.00%, 10/29/2021	1,265,000	1,288,958
3.63%, 09/09/2024	560,000	578,530
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,214,646
5.25%, 01/15/2023	400,000	444,282
4.00%, 03/01/2027	261,000	268,671
Dai-ichi Life Insurance Co. Ltd./The
4.00%, 12/29/2049 (Acquired 07/13/2016, Cost $1,179,000) (1)	1,179,000	1,168,389
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (Acquired 04/12/2017, Cost $854,000) (1)	854,000	859,836
Danske Bank A/S
2.00%, 09/08/2021 (Acquired 08/31/2016, Cost $556,087) (1)	558,000	548,423
2.70%, 03/02/2022 (Acquired 02/23/2017, Cost $541,171) (1)	542,000	545,419
DDR Corp.
4.70%, 06/01/2027	368,000	368,836
Deutsche Bank AG
3.13%, 01/13/2021	2,000,000	2,009,794
4.25%, 10/14/2021	4,165,000	4,361,017
4.50%, 04/01/2025	300,000	298,018
4.10%, 01/13/2026	850,000	862,147
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	906,947
1.88%, 02/13/2018	2,429,000	2,428,322
2.50%, 02/13/2019	6,000,000	6,022,524
3.70%, 05/30/2024	2,063,000	2,062,763
Dexia Credit Local SA
1.88%, 09/15/2021 (Acquired 09/07/2016, Cost $2,744,476) (1)	2,750,000	2,683,268
Discover Bank
3.10%, 06/04/2020	8,000,000	8,151,752
4.20%, 08/08/2023	8,311,000	8,739,964

	Principal Amount	Value
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,885,421
4.10%, 02/09/2027	740,000	741,355
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,928,625
3.25%, 06/30/2026	203,000	199,364
EPR Properties
4.50%, 06/01/2027	807,000	811,924
Equity Commonwealth
6.65%, 01/15/2018	401,000	401,480
5.88%, 09/15/2020	1,393,000	1,489,619
ERP Operating LP
2.38%, 07/01/2019	646,000	649,822
4.63%, 12/15/2021	260,000	280,916
3.00%, 04/15/2023	200,000	200,821
2.85%, 11/01/2026	542,000	521,220
Fifth Third Bancorp
2.88%, 07/27/2020	3,007,000	3,069,485
2.60%, 06/15/2022	15,397,000	15,316,058
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,107,364
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	5,054,790
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,548) (1)	250,000	278,775
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $297,060) (1)	258,000	340,150
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,227,006
3.37%, 11/15/2025	772,000	798,292
4.42%, 11/15/2035	6,028,000	6,567,735
General Electric Capital Co.
2.20%, 01/09/2020	161,000	162,446
Genworth Holdings, Inc.
4.90%, 08/15/2023	161,000	133,630
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	156,678
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,289,000	1,317,821
6.15%, 04/01/2018	1,466,000	1,513,056
2.63%, 01/31/2019	263,000	265,733
7.50%, 02/15/2019	3,617,000	3,923,494
2.55%, 10/23/2019	1,000,000	1,010,960
5.38%, 03/15/2020	2,985,000	3,222,952
2.60%, 04/23/2020	1,328,000	1,340,236
6.00%, 06/15/2020	1,514,000	1,670,155
2.75%, 09/15/2020	396,000	400,738
2.88%, 02/25/2021	680,000	687,232
5.25%, 07/27/2021	403,000	441,667
2.35%, 11/15/2021	2,600,000	2,568,402
5.75%, 01/24/2022	17,947,000	20,203,997
3.63%, 01/22/2023	4,815,000	4,969,022
3.50%, 01/23/2025	6,509,000	6,580,273
3.75%, 05/22/2025	1,305,000	1,336,426
3.75%, 02/25/2026	9,005,000	9,170,233
3.50%, 11/16/2026	700,000	696,361
3.85%, 01/26/2027	2,975,000	3,026,783
6.75%, 10/01/2037	4,938,000	6,424,037
5.15%, 05/22/2045	4,128,000	4,592,660
4.75%, 10/21/2045	3,993,000	4,424,312
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (Acquired 09/26/2016, Cost $997,876) (1)	1,000,000	982,313
Great-West Life & Annuity Insurance Capital LP II
3.72%, 05/16/2046 (Acquired 10/28/2013, Cost $303,942) (1)	301,000	298,743
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (Acquired 05/23/2017, Cost $1,091,414) (1)	1,100,000	1,103,286
Guardian Life Insurance Co. of America/The
7.38%, 09/30/2039 (Acquired 12/03/2015, Cost $5,269,508) (1)	4,083,000	5,824,669
4.85%, 01/24/2077 (Acquired 01/17/2017, Cost $241,648) (1)	244,000	258,834
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,865,620

	Principal Amount	Value
5.13%, 04/15/2022	5,500,000	6,104,659
8.13%, 06/15/2038	236,000	249,041
HCP, Inc.
4.20%, 03/01/2024	241,000	250,581
3.40%, 02/01/2025	662,000	651,926
Highmark, Inc.
4.75%, 05/15/2021 (Acquired 10/28/2013 through 07/30/2014, Cost $3,329,411) (1)	3,322,000	3,431,666
Hospitality Properties Trust
4.65%, 03/15/2024	366,000	380,922
4.95%, 02/15/2027	566,000	591,097
HSBC Bank Plc
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $940,717) (1)	944,000	942,953
4.75%, 01/19/2021 (Acquired 10/28/2013 through 10/29/2014, Cost $1,457,447) (1)	1,382,000	1,489,505
HSBC Finance Co.
6.68%, 01/15/2021	7,800,000	8,789,617
7.35%, 11/27/2032	32,000	41,332
HSBC Holdings Plc
2.65%, 01/05/2022	2,618,000	2,609,143
4.00%, 03/30/2022	1,494,000	1,575,548
3.26%, 03/13/2023	7,784,000	7,930,635
3.60%, 05/25/2023	2,901,000	2,997,525
4.25%, 03/14/2024	1,795,000	1,857,093
4.25%, 08/18/2025	1,009,000	1,036,645
4.38%, 11/23/2026	559,000	580,089
4.04%, 03/13/2028	10,784,000	11,171,027
6.10%, 01/14/2042	743,000	976,289
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	769,266
5.00%, 09/27/2020	3,000,000	3,224,553
9.13%, 05/15/2021	75,000	91,108
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	229,418
2.30%, 01/14/2022	4,220,000	4,156,173
Huntington National Bank/The
2.00%, 06/30/2018	440,000	441,567
2.20%, 11/06/2018	3,328,000	3,337,288
2.88%, 08/20/2020	4,534,000	4,610,779
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/2017	676,000	677,984
2.45%, 10/20/2021	1,150,000	1,130,864
ING Bank NV
2.00%, 11/26/2018 (Acquired 02/08/2017, Cost $355,590) (1)	355,000	355,305
1.65%, 08/15/2019 (Acquired 08/08/2016, Cost $799,418) (1)	800,000	792,158
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,146,973) (1)	1,150,000	1,157,879
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,997,917) (1)	2,000,000	2,008,974
5.80%, 09/25/2023 (Acquired 01/14/2014 through 05/01/2017, Cost $5,864,219) (1)	5,583,000	6,303,436
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,075,740
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	245,274
4.00%, 10/15/2023	578,000	619,671
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,477,503
5.88%, 08/15/2022	438,000	494,429
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,064,683
3.75%, 01/15/2026	4,249,000	4,405,797
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $314,364) (1)	310,000	318,064
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $224,949) (1)	225,000	225,409
2.50%, 06/27/2022 (Acquired 06/20/2017, Cost $797,581) (1)	800,000	794,220
3.25%, 01/30/2024 (Acquired 01/24/2017, Cost $459,674) (1)	460,000	465,979
3.05%, 04/29/2026 (Acquired 04/25/2016, Cost $471,220) (1)	473,000	464,310
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,573,459
6.88%, 04/15/2021	1,385,000	1,576,292
5.13%, 01/20/2023	2,600,000	2,830,945
4.85%, 01/15/2027	116,000	121,177
6.45%, 06/08/2027	578,000	662,284
6.25%, 01/15/2036	155,000	169,128

	Principal Amount	Value
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $845,568) (1)	731,000	871,976
JPMorgan Chase & Corp.
2.25%, 01/23/2020	2,000,000	2,006,072
4.25%, 10/15/2020	64,000	67,955
2.30%, 08/15/2021	3,600,000	3,578,706
4.35%, 08/15/2021	10,000,000	10,702,530
3.38%, 05/01/2023	3,800,000	3,855,571
3.13%, 01/23/2025	4,000,000	3,976,944
3.30%, 04/01/2026	1,870,000	1,857,099
3.20%, 06/15/2026	11,090,000	10,960,968
2.95%, 10/01/2026	5,000,000	4,826,015
3.63%, 12/01/2027	7,779,000	7,700,237
5.60%, 07/15/2041	494,000	613,399
4.95%, 06/01/2045	6,575,000	7,345,038
4.26%, 02/22/2048	3,014,000	3,167,850
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	577,328
2.40%, 06/09/2022	750,000	746,184
KeyCorp.
2.90%, 09/15/2020	280,000	284,820
5.10%, 03/24/2021	211,000	230,843
Kimco Realty Corp.
3.80%, 04/01/2027	1,100,000	1,100,320
LeasePlan Co. NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 10/20/2014, Cost $9,211,166) (1)	9,206,000	9,230,718
2.88%, 01/22/2019 (Acquired 10/14/2015, Cost $724,770) (1)	725,000	727,321
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	831,992
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (Acquired 03/14/2017, Cost $1,823,161) (1)	1,700,000	1,847,431
4.95%, 05/01/2022 (Acquired 10/26/2016, Cost $389,065) (1)	351,000	384,922
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,909) (1)	322,000	342,526
6.50%, 03/15/2035 (Acquired 11/19/2013 through 04/28/2016, Cost $4,986,970) (1)	4,500,000	5,632,038
6.50%, 05/01/2042 (Acquired 03/17/2017, Cost $2,462,753) (1)	2,000,000	2,592,526
4.85%, 08/01/2044 (Acquired 12/13/2016 through 03/23/2017, Cost $2,723,354) (1)	2,745,000	2,949,151
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $399,255) (1)	269,000	426,365
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $864,098) (1)	700,000	902,274
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,312) (1)	100,000	141,218
Liberty Property LP
3.25%, 10/01/2026	303,000	293,525
Lincoln National Co.
8.75%, 07/01/2019	1,534,000	1,724,727
4.20%, 03/15/2022	873,000	928,933
7.00%, 06/15/2040	1,715,000	2,305,833
3.20%, 04/20/2067	121,000	110,715
Lloyds Bank Plc
1.75%, 05/14/2018	3,200,000	3,204,454
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $183,253) (1)	172,000	187,108
Lloyds Banking Group Plc
3.00%, 01/11/2022	950,000	959,280
4.58%, 12/10/2025	550,000	570,280
3.75%, 01/11/2027	3,337,000	3,357,733
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,057,595
Macquarie Bank Ltd.
1.60%, 10/27/2017 (Acquired 10/22/2014 through 03/18/2016, Cost $2,827,202) (1)	2,829,000	2,829,263
2.60%, 06/24/2019 (Acquired 06/16/2014 through 03/16/2016, Cost $1,093,425) (1)	1,093,000	1,102,286
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,598,148) (1)	1,600,000	1,602,631
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,648) (1)	400,000	406,196
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,385) (1)	500,000	523,089
Macquarie Group Ltd.
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,990,990) (1)	6,000,000	6,074,784
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $496,384) (1)	475,000	515,978
6.25%, 01/14/2021 (Acquired 10/28/2013 through 09/19/2014, Cost $1,175,500) (1)	1,111,000	1,235,630
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	464,000	473,446
Manulife Financial Co.
4.90%, 09/17/2020	225,000	241,890

	Principal Amount	Value
Manulife Financial Corp.
4.06%, 02/24/2032	1,560,000	1,574,074
Markel Co.
7.13%, 09/30/2019	3,780,000	4,178,027
5.00%, 04/05/2046	1,265,000	1,385,729
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,788,056
4.80%, 07/15/2021	5,000,000	5,435,360
2.75%, 01/30/2022	24,000	24,232
3.50%, 03/10/2025	580,000	595,336
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $663,531) (1)	550,000	670,045
8.88%, 06/01/2039 (Acquired 11/20/2013 through 04/26/2016, Cost $2,500,320) (1)	1,760,000	2,886,924
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,550) (1)	203,000	240,872
4.90%, 04/01/2077 (Acquired 03/20/2017, Cost $4,955,055) (1)	5,000,000	5,355,060
MassMutual Global Funding II
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $368,243) (1)	386,000	384,575
2.75%, 06/22/2024 (Acquired 06/19/2017, Cost $699,777) (1)	700,000	694,641
MBIA Insurance Co.
12.42%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (1)	86,000	41,280
MetLife, Inc.
7.72%, 02/15/2019	202,000	220,647
4.37%, 09/15/2023	2,535,000	2,774,846
6.50%, 12/15/2032	56,000	72,799
4.88%, 11/13/2043	3,000,000	3,395,736
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (Acquired 10/28/2013 through 11/05/2014, Cost $1,390,377) (1)	1,392,000	1,391,651
2.30%, 04/10/2019 (Acquired 03/10/2016 through 11/17/2016, Cost $1,610,091) (1)	1,598,000	1,611,436
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,506,686) (1)	1,480,000	1,566,450
3.00%, 01/10/2023 (Acquired 07/14/2015, Cost $400,557) (1)	407,000	413,765
3.45%, 12/18/2026 (Acquired 12/12/2016 through 03/15/2017, Cost $9,884,212) (1)	9,893,000	10,141,235
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	335,323
3.00%, 02/22/2022	206,000	209,037
2.53%, 09/13/2023	481,000	471,123
Mizuho Bank Ltd.
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $375,096) (1)	376,000	376,508
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,801) (1)	605,000	605,397
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,997,517) (1)	3,000,000	3,022,104
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,996,459) (1)	5,000,000	5,004,195
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,248,178) (1)	1,250,000	1,294,415
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	2,017,002
Morgan Stanley
6.63%, 04/01/2018	1,104,000	1,143,211
7.30%, 05/13/2019	2,257,000	2,467,589
2.38%, 07/23/2019	450,000	453,136
5.63%, 09/23/2019	2,302,000	2,473,181
2.65%, 01/27/2020	750,000	757,858
2.80%, 06/16/2020	1,282,000	1,301,066
5.50%, 07/24/2020	360,000	393,022
5.75%, 01/25/2021	12,049,000	13,330,339
2.50%, 04/21/2021	2,000,000	1,998,278
5.50%, 07/28/2021	2,692,000	2,984,763
2.63%, 11/17/2021	13,321,000	13,299,993
2.75%, 05/19/2022	5,910,000	5,908,050
3.75%, 02/25/2023	600,000	623,877
4.10%, 05/22/2023	3,460,000	3,611,627
3.88%, 04/29/2024	2,050,000	2,131,073
3.70%, 10/23/2024	1,167,000	1,197,745
4.00%, 07/23/2025	1,981,000	2,067,827
5.00%, 11/24/2025	4,959,000	5,393,200
3.13%, 07/27/2026	4,269,000	4,150,954
4.35%, 09/08/2026	930,000	966,960
3.63%, 01/20/2027	7,500,000	7,547,865
3.95%, 04/23/2027	14,190,000	14,280,717
6.38%, 07/24/2042	2,000,000	2,661,920
4.30%, 01/27/2045	459,000	475,342
MUFG Americas Holdings Co.
2.25%, 02/10/2020	360,000	360,202

	Principal Amount	Value
National Australia Bank Ltd./New York
2.50%, 05/22/2022	12,764,000	12,690,084
3.38%, 01/14/2026	407,000	411,414
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	694,373
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	222,000	246,897
2.95%, 02/07/2024	341,000	344,138
3.05%, 04/25/2027	462,000	460,906
8.00%, 03/01/2032	791,000	1,159,180
Nationwide Building Society
2.45%, 07/27/2021 (Acquired 07/20/2016, Cost $252,629) (1)	253,000	252,807
4.00%, 09/14/2026 (Acquired 09/07/2016 through 02/01/2017, Cost $937,065) (1)	951,000	940,760
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,182,451) (1)	2,000,000	2,193,254
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $375,011) (1)	300,000	429,229
9.38%, 08/15/2039 (Acquired 10/28/2013 through 10/06/2015, Cost $9,484,646) (1)	6,433,000	10,753,544
New York Life Global Funding
2.10%, 01/02/2019 (Acquired 12/05/2013, Cost $8,146,389) (1)	8,150,000	8,189,617
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,988) (1)	1,912,000	1,923,120
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,870,386
Nordea Bank AB
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $257,171) (1)	258,000	258,061
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,829,477) (1)	4,835,000	4,842,335
1.63%, 09/30/2019 (Acquired 09/22/2016, Cost $549,047) (1)	550,000	545,551
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $449,297) (1)	450,000	454,256
4.25%, 09/21/2022 (Acquired 12/03/2015 through 03/13/2017, Cost $8,081,337) (1)	7,865,000	8,339,613
Northern Trust Corp.
3.38%, 05/08/2032	411,000	410,868
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (Acquired 03/13/2017, Cost $1,002,782) (1)	1,003,000	1,017,243
3.88%, 03/20/2027 (Acquired 03/13/2017, Cost $1,040,981) (1)	1,044,000	1,070,073
Pacific Life Insurance Co.
9.25%, 06/15/2039 (Acquired 10/28/2013 through 10/12/2016, Cost $1,260,924) (1)	876,000	1,429,411
People’s United Bank NA
4.00%, 07/15/2024	1,220,000	1,230,891
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,566,242
4.20%, 11/01/2025	322,000	346,027
PNC Financial Services Group, Inc./The
6.70%, 06/10/2019	212,000	230,510
5.13%, 02/08/2020	588,000	632,476
4.38%, 08/11/2020	679,000	722,654
2.85%, 11/09/2022	575,000	579,284
3.90%, 04/29/2024	2,090,000	2,182,932
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,514,724) (1)	1,515,000	1,517,557
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	382,977
3.40%, 05/15/2025	7,000,000	7,144,809
Principal Life Global Funding II
3.00%, 04/18/2026 (Acquired 04/11/2016, Cost $1,995,239) (1)	2,000,000	1,971,390
Private Export Funding Co.
1.88%, 07/15/2018	975,000	979,455
4.38%, 03/15/2019	970,000	1,016,203
2.80%, 05/15/2022	1,200,000	1,238,368
3.55%, 01/15/2024	2,489,000	2,662,214
3.25%, 06/15/2025	2,730,000	2,843,579
Progressive Corp./The
2.45%, 01/15/2027	880,000	834,576
4.13%, 04/15/2047	8,050,000	8,374,568
Prologis LP
4.25%, 08/15/2023	295,000	318,418
3.75%, 11/01/2025	177,000	184,285
Protective Life Co.
7.38%, 10/15/2019	854,000	950,908
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $4,996,945) (1)	5,000,000	5,036,730

	Principal Amount	Value
2.00%, 09/14/2021 (Acquired 09/07/2016, Cost $1,100,000) (1)	1,100,000	1,070,578
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	653,908
6.63%, 06/21/2040	5,995,000	8,121,906
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013 through 08/06/2015, Cost $2,100,348) (1)	1,691,000	2,234,327
Realty Income Corp.
3.00%, 01/15/2027	427,000	404,457
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	2,917,683
2.25%, 09/14/2018	1,400,000	1,405,716
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,768,980
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $3,998,731) (1)	4,000,000	4,008,704
2.50%, 04/24/2019 (Acquired 03/28/2017, Cost $2,717,240) (1)	2,700,000	2,718,068
2.50%, 01/15/2020 (Acquired 09/27/2016, Cost $404,658) (1)	400,000	400,632
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,989,363) (1)	6,000,000	5,976,780
3.05%, 01/20/2021 (Acquired 01/12/2016, Cost $527,560) (1)	528,000	533,892
Royal Bank of Canada
1.20%, 09/19/2017	727,000	726,709
2.20%, 07/27/2018	78,000	78,489
2.00%, 10/01/2018	779,000	782,120
1.88%, 02/05/2020	1,100,000	1,094,067
2.13%, 03/02/2020	6,509,000	6,519,772
4.65%, 01/27/2026	531,000	569,174
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,170,626
Santander Holdings USA, Inc.
2.70%, 05/24/2019	2,000,000	2,014,840
Santander Issuances SAU
5.18%, 11/19/2025	3,310,000	3,548,237
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	312,674
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,367,514
5.00%, 11/07/2023 (Acquired 01/21/2015 through 03/23/2017, Cost $4,352,856) (1)	4,150,000	4,448,875
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (Acquired 08/30/2016 through 03/16/2017, Cost $1,407,976) (1)	1,390,000	1,395,253
Simon Property Group LP
4.38%, 03/01/2021	6,932,000	7,381,748
4.13%, 12/01/2021	442,000	469,848
3.75%, 02/01/2024	910,000	947,497
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $298,403) (1)	299,000	299,108
2.38%, 11/20/2018 (Acquired 11/13/2013 through 11/07/2014, Cost $5,199,270) (1)	5,200,000	5,240,867
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,622) (1)	1,225,000	1,232,504
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,997,247) (1)	3,000,000	3,023,964
Societe Generale SA
2.38%, 10/01/2018	1,000,000	1,006,709
3.25%, 01/12/2022 (Acquired 01/05/2017, Cost $6,983,897) (1)	7,000,000	7,155,568
4.25%, 04/14/2025 (Acquired 06/16/2017, Cost $812,111) (1)	800,000	811,291
SouthTrust Bank
7.69%, 05/15/2025	253,000	315,109
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $529,216) (1)	537,000	533,683
Springleaf Finance Co.
6.90%, 12/15/2017	100,000	101,500
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $678,023) (1)	683,000	682,052
Standard Chartered Plc
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,775) (1)	750,000	748,725
2.10%, 08/19/2019 (Acquired 10/06/2016, Cost $2,498,723) (1)	2,500,000	2,490,915
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,643,699) (1)	7,650,000	7,657,520
3.05%, 01/15/2021 (Acquired 01/12/2016, Cost $798,831) (1)	800,000	809,857
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $625,270) (1)	609,000	649,986
State Street Co.
3.10%, 05/15/2023	321,000	326,658
3.70%, 11/20/2023	1,385,000	1,465,310
3.55%, 08/18/2025	247,000	257,226

	Principal Amount	Value
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,101,915
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	5,043,300
2.45%, 01/16/2020	2,725,000	2,741,671
3.95%, 07/19/2023	250,000	265,176
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	558,770
2.44%, 10/19/2021	531,000	528,719
2.85%, 01/11/2022	1,100,000	1,112,034
2.63%, 07/14/2026	644,000	612,199
3.01%, 10/19/2026	297,000	290,642
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (Acquired 10/12/2016, Cost $1,549,343) (1)	1,550,000	1,545,629
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,668,324
SunTrust Banks, Inc.
6.00%, 09/11/2017	103,000	103,804
2.50%, 05/01/2019	8,810,000	8,892,946
2.90%, 03/03/2021	324,000	328,911
2.70%, 01/27/2022	9,210,000	9,228,254
Svenska Handelsbanken AB
2.50%, 01/25/2019	2,000,000	2,020,940
2.40%, 10/01/2020	2,000,000	2,012,922
Swedbank AB
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,995,873) (1)	6,000,000	6,044,916
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,620,582
2.60%, 01/15/2019	1,350,000	1,357,248
3.00%, 08/15/2019	4,775,000	4,842,519
3.75%, 08/15/2021	6,000,000	6,162,180
4.25%, 08/15/2024	2,000,000	2,042,974
4.50%, 07/23/2025	2,000,000	2,056,878
3.70%, 08/04/2026	1,865,000	1,799,997
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	383,726
2.95%, 04/01/2022	725,000	741,809
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $267,863) (1)	218,000	298,852
4.90%, 09/15/2044 (Acquired 09/07/2016, Cost $228,432) (1)	200,000	224,166
4.27%, 05/15/2047 (Acquired 05/03/2017, Cost $3,349,283) (1)	3,360,000	3,444,770
The Goldman Sachs Group, Inc.
2.91%, 06/05/2023	1,000,000	996,034
3.69%, 06/05/2028	3,488,000	3,502,231
The Travelers Company, Inc.
4.00%, 05/30/2047	2,610,000	2,668,827
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (Acquired 03/10/2015, Cost $3,735,427) (1)	3,700,000	3,753,054
Toronto-Dominion Bank/The
1.75%, 07/23/2018	556,000	556,921
2.25%, 11/05/2019	432,000	435,224
2.50%, 12/14/2020	500,000	505,724
3.63%, 09/15/2031	667,000	661,784
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	113,970
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,401,922
UBS AG/Stamford CT
5.75%, 04/25/2018	322,000	332,269
2.05%, 06/01/2020	8,200,000	8,263,501
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,248,583) (1)	1,250,000	1,276,852
4.13%, 09/24/2025 (Acquired 06/14/2016, Cost $205,269) (1)	200,000	209,666
4.13%, 04/15/2026 (Acquired 03/29/2016, Cost $600,813) (1)	602,000	627,881
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (Acquired 04/07/2017, Cost $363,326) (1)	360,000	368,276
4.25%, 03/23/2028 (Acquired 03/16/2017, Cost $7,715,000) (1)	7,715,000	8,060,948
UDR, Inc.
2.95%, 09/01/2026	276,000	260,811
Ventas Realty LP

	Principal Amount	Value
3.10%, 01/15/2023	13,500,000	13,543,348
3.75%, 05/01/2024	382,000	388,574
3.50%, 02/01/2025	251,000	249,395
4.13%, 01/15/2026	449,000	461,815
3.85%, 04/01/2027	677,000	680,602
VEREIT Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,618,882
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,883,440
3.13%, 07/15/2024	1,600,000	1,575,726
3.65%, 06/15/2026	200,000	200,400
Wachovia Corp.
5.75%, 02/01/2018	1,865,000	1,908,708
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (Acquired 09/28/2015, Cost $5,986,195) (1)	6,000,000	6,105,486
Wells Fargo & Co.
5.63%, 12/11/2017	948,000	964,502
2.15%, 01/30/2020	1,583,000	1,588,765
2.60%, 07/22/2020	478,000	484,700
4.60%, 04/01/2021	1,377,000	1,484,210
3.50%, 03/08/2022	1,929,000	2,003,745
3.07%, 01/24/2023	800,000	810,631
3.30%, 09/09/2024	1,900,000	1,927,364
3.00%, 02/19/2025	4,075,000	4,012,111
3.55%, 09/29/2025	700,000	711,755
3.00%, 04/22/2026	5,000,000	4,883,765
4.10%, 06/03/2026	3,749,000	3,877,827
4.30%, 07/22/2027	729,000	764,459
5.61%, 01/15/2044	317,000	377,462
4.65%, 11/04/2044	675,000	709,935
4.90%, 11/17/2045	3,231,000	3,527,935
4.75%, 12/07/2046	2,153,000	2,301,994
Wells Fargo Bank NA
6.00%, 11/15/2017	1,568,000	1,592,826
Welltower, Inc.
3.75%, 03/15/2023	560,000	581,002
4.50%, 01/15/2024	461,000	492,021
4.00%, 06/01/2025	872,000	901,692
Westpac Banking Co.
1.60%, 01/12/2018	846,000	846,474
1.91%, 07/30/2018	3,060,000	3,079,214
4.88%, 11/19/2019	1,105,000	1,176,763
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,885) (1)	1,349,000	1,346,369
3.35%, 03/08/2027	1,500,000	1,508,925
Willis North America, Inc.
7.00%, 09/29/2019	537,000	590,362
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,529,103
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,394,377
5.25%, 12/15/2043	2,700,000	3,064,408

		1,596,438,644

Industrials - 1.77%
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	246,451
4.38%, 05/08/2042	107,000	116,632
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	488,567
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $361,125) (1)	376,000	378,045
Airbus SE
3.15%, 04/10/2027 (Acquired 04/05/2017, Cost $735,321) (1)	736,000	742,296
3.95%, 04/10/2047 (Acquired 04/05/2017, Cost $148,161) (1)	150,000	154,241
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,215,805
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	985,723
3.88%, 01/12/2028	221,000	220,013
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $257,040) (1)	243,000	261,707

	Principal Amount	Value
3.80%, 10/07/2024 (Acquired 09/30/2014 through 08/28/2015, Cost $772,499) (1)	770,000	803,225
3.85%, 12/15/2025 (Acquired 12/03/2015, Cost $494,874) (1)	500,000	520,282
BAE Systems Plc
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $578,211) (1)	550,000	671,327
Boeing Co./The
4.88%, 02/15/2020	52,000	55,971
7.95%, 08/15/2024	124,000	163,383
Burlington Northern Santa Fe LLC
5.75%, 03/15/2018	173,000	178,232
3.60%, 09/01/2020	146,000	152,578
3.45%, 09/15/2021	215,000	224,109
3.05%, 03/15/2022	440,000	454,365
3.00%, 03/15/2023	206,000	211,222
6.70%, 08/01/2028	62,000	81,141
7.29%, 06/01/2036	134,000	190,955
6.15%, 05/01/2037	320,000	422,283
5.75%, 05/01/2040	373,000	471,589
5.40%, 06/01/2041	542,000	661,028
4.40%, 03/15/2042	400,000	431,411
4.38%, 09/01/2042	462,000	496,939
5.15%, 09/01/2043	389,000	466,281
4.15%, 04/01/2045	1,825,000	1,910,488
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,286,394
2.90%, 02/01/2025	644,000	638,304
7.13%, 10/15/2031	155,000	211,493
6.13%, 09/15/2115	678,000	851,973
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	67,221
2.75%, 08/20/2021	420,000	425,271
1.93%, 10/01/2021	445,000	437,188
2.85%, 06/01/2022	446,000	453,557
2.40%, 06/06/2022	8,700,000	8,676,632
3.75%, 11/24/2023	2,825,000	2,996,723
3.25%, 12/01/2024	714,000	732,050
2.40%, 08/09/2026	700,000	670,275
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	221,836
CRH America Finance, Inc.
3.40%, 05/09/2027 (Acquired 05/02/2017, Cost $198,560) (1)	200,000	200,034
CRH America, Inc.
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,644) (1)	354,000	367,917
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,275) (1)	230,000	259,553
CSX Co.
4.25%, 06/01/2021	205,000	218,544
3.40%, 08/01/2024	600,000	620,010
3.25%, 06/01/2027	9,048,000	9,133,920
5.50%, 04/15/2041	402,000	484,635
4.75%, 05/30/2042	175,000	193,940
3.95%, 05/01/2050	246,000	240,242
Deere & Co.
2.60%, 06/08/2022	619,000	626,997
3.90%, 06/09/2042	275,000	287,467
Eaton Co.
1.50%, 11/02/2017	163,000	163,032
5.60%, 05/15/2018	273,000	282,138
7.63%, 04/01/2024	206,000	247,381
4.00%, 11/02/2032	143,000	148,100
5.80%, 03/15/2037	500,000	590,600
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,800,000	1,876,500
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	632,570	662,239
6.72%, 01/15/2022	168,014	183,680
FedEx Corp.
3.90%, 02/01/2035	414,000	411,386
4.10%, 04/15/2043	86,000	85,158
4.55%, 04/01/2046	2,250,000	2,380,142
General Electric Capital Co.
1.60%, 11/20/2017	328,000	328,201

	Principal Amount	Value
6.00%, 08/07/2019	157,000	170,630
2.10%, 12/11/2019	152,000	153,213
5.50%, 01/08/2020	581,000	632,811
5.55%, 05/04/2020	191,000	209,800
4.38%, 09/16/2020	426,000	457,222
5.30%, 02/11/2021	184,000	203,467
3.15%, 09/07/2022	554,000	574,639
3.10%, 01/09/2023	516,000	535,039
3.45%, 05/15/2024	830,000	872,240
6.75%, 03/15/2032	135,000	185,065
5.88%, 01/14/2038	289,000	374,597
General Electric Co.
4.65%, 10/17/2021	514,000	566,147
2.70%, 10/09/2022	175,000	177,977
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,884,113
4.85%, 04/27/2035	1,000,000	1,096,112
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $157,314) (1)	148,000	160,186
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	168,230
4.88%, 09/15/2041	87,000	101,778
3.90%, 09/01/2042	1,267,000	1,317,595
Ingersoll-Rand Co.
6.39%, 11/15/2027	80,000	94,913
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/2023	329,000	355,430
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	363,534
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	671,453
John Deere Capital Co.
1.60%, 07/13/2018	315,000	315,303
1.70%, 01/15/2020	123,000	122,557
2.05%, 03/10/2020	300,000	301,760
1.95%, 06/22/2020	4,098,000	4,108,753
2.45%, 09/11/2020	335,000	338,545
3.15%, 10/15/2021	257,000	265,650
2.80%, 01/27/2023	373,000	377,108
2.65%, 06/24/2024	4,151,000	4,120,889
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	365,201
3.75%, 12/01/2021	475,000	495,844
3.63%, 07/02/2024	161,000	166,667
6.00%, 01/15/2036	107,000	131,580
5.25%, 12/01/2041	722,000	823,462
5.13%, 09/14/2045	205,000	236,058
4.95%, 07/02/2064	1,380,000	1,480,380
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,404,624
Koninklijke Philips NV
3.75%, 03/15/2022	864,000	910,706
L3 Technologies, Inc.
3.85%, 12/15/2026	280,000	288,669
Lockheed Martin Co.
2.50%, 11/23/2020	103,000	104,405
3.10%, 01/15/2023	346,000	353,946
6.15%, 09/01/2036	400,000	520,440
4.85%, 09/15/2041	181,000	205,237
4.07%, 12/15/2042	462,000	472,885
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,789,435
3.45%, 06/01/2027	811,000	806,861
6.25%, 05/01/2037	107,000	127,720
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,650,632
9.75%, 06/15/2020	17,000	20,109
8.20%, 01/15/2030	537,000	756,086
Norfolk Southern Co.
3.25%, 12/01/2021	570,000	588,468

	Principal Amount	Value
2.90%, 02/15/2023	294,000	297,239
5.59%, 05/17/2025	6,000	6,832
7.80%, 05/15/2027	1,705,000	2,287,760
3.95%, 10/01/2042	332,000	329,768
4.80%, 08/15/2043	3,400,000	3,841,833
6.00%, 03/15/2105	351,000	421,787
6.00%, 05/23/2111	1,083,000	1,306,260
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	854,923
7.75%, 02/15/2031	206,000	294,350
3.85%, 04/15/2045	195,000	193,665
Pactiv LLC
7.95%, 12/15/2025	34,000	38,080
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	82,707
3.30%, 11/21/2024	149,000	153,541
4.45%, 11/21/2044	333,000	364,832
4.10%, 03/01/2047 (Acquired 02/21/2017, Cost $580,616) (1)	583,000	610,125
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $431,641) (1)	431,000	435,328
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,977) (1)	184,000	184,943
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,990,976) (1)	2,011,000	2,059,825
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $228,665) (1)	220,000	233,255
Pentair Finance SA
2.90%, 09/15/2018	449,000	453,647
Precision Castparts Co.
3.25%, 06/15/2025	880,000	898,790
4.20%, 06/15/2035	75,000	78,187
4.38%, 06/15/2045	415,000	450,027
Raytheon Co.
3.15%, 12/15/2024	378,000	388,400
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,107,718
3.55%, 06/01/2022	496,000	516,192
2.90%, 07/01/2026	245,000	240,228
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,880,283
3.20%, 03/15/2024	12,268,000	12,432,354
4.35%, 04/15/2047	259,000	271,318
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	212,868
3.80%, 12/15/2026	308,000	316,488
Ryder System, Inc.
2.50%, 03/01/2018	165,000	165,845
2.50%, 05/11/2020	1,020,000	1,025,469
2.88%, 09/01/2020	345,000	348,809
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (1)	553,000	564,251
3.13%, 03/16/2024 (Acquired 03/07/2017 through 05/11/2017, Cost $6,787,717) (1)	6,722,000	6,826,816
2.35%, 10/15/2026 (Acquired 09/06/2016, Cost $698,141) (1)	700,000	660,991
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,328) (1)	513,000	556,666
3.30%, 09/15/2046 (Acquired 09/06/2016, Cost $398,587) (1)	400,000	361,435
4.20%, 03/16/2047 (Acquired 03/07/2017, Cost $1,185,796) (1)	1,190,000	1,262,425
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,957,918
3.65%, 03/15/2027	5,571,000	5,593,340
Timken Co./The
3.88%, 09/01/2024	1,000,000	996,193
TTX Co.
2.25%, 02/01/2019 (Acquired 01/12/2016 through 12/14/2016, Cost $3,376,019) (1)	3,375,000	3,376,964
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,908) (1)	2,000,000	2,014,242
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,969,224) (1)	4,000,000	3,840,528
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	760,909
2.38%, 12/17/2018	7,025,000	7,069,693
Union Pacific Corp.
4.16%, 07/15/2022	213,000	230,454
2.95%, 01/15/2023	149,000	152,500
2.75%, 04/15/2023	240,000	242,361
3.65%, 02/15/2024	142,000	150,175

	Principal Amount	Value
3.25%, 01/15/2025	200,000	206,164
4.30%, 06/15/2042	165,000	175,605
4.15%, 01/15/2045	300,000	315,098
4.00%, 04/15/2047	4,444,000	4,564,375
3.80%, 10/01/2051	116,000	113,777
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024	16,532	17,565
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027	651,930	629,645
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	283,685
8.38%, 04/01/2030	83,000	118,653
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	187,897
United Technologies Corp.
1.78%, 05/04/2018	14,316,000	14,334,668
3.10%, 06/01/2022	524,000	541,393
3.13%, 05/04/2027	10,719,000	10,745,647
4.50%, 06/01/2042	693,000	757,751
4.15%, 05/15/2045	785,000	813,950
Vulcan Materials Co.
7.00%, 06/15/2018	215,000	225,129
7.15%, 11/30/2037	2,054,000	2,699,108
4.50%, 06/15/2047	4,166,000	4,203,644
Wabtec Corp./DE
4.38%, 08/15/2023	322,000	337,542
3.45%, 11/15/2026 (Acquired 03/23/2017, Cost $4,879,474) (1)	5,000,000	4,930,445
Waste Management, Inc.
3.13%, 03/01/2025	424,000	430,442
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,187,109
4.38%, 11/01/2046	224,000	232,175

		240,466,197

Real Estate - 0.07%
American Tower Corp.
3.50%, 01/31/2023	341,000	349,679
3.38%, 10/15/2026	506,000	495,118
HCP, Inc.
3.88%, 08/15/2024	1,981,000	2,019,748
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,704,644
3.25%, 10/15/2022	1,490,000	1,512,272
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	688,537

		9,769,998

Technology - 1.51%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	481,009
4.50%, 12/05/2036	1,020,000	1,058,087
Apple, Inc.
1.42%, 05/03/2018	790,000	791,666
2.15%, 02/09/2022	1,200,000	1,192,998
2.40%, 05/03/2023	2,081,000	2,069,844
3.00%, 02/09/2024	6,709,000	6,809,058
3.45%, 05/06/2024	795,000	827,990
2.85%, 05/11/2024	10,476,000	10,526,861
3.20%, 05/13/2025	1,010,000	1,031,615
2.45%, 08/04/2026	1,111,000	1,063,427
3.35%, 02/09/2027	363,000	371,684
3.20%, 05/11/2027	4,195,000	4,234,798
3.00%, 06/20/2027	1,462,000	1,454,822
4.50%, 02/23/2036	723,000	812,199
3.45%, 02/09/2045	500,000	470,549
3.85%, 08/04/2046	5,299,000	5,303,472
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022 (Acquired 01/11/2017, Cost $2,988,784) (1)	3,000,000	3,026,499
3.63%, 01/15/2024 (Acquired 01/11/2017, Cost $1,986,044) (1)	1,988,000	2,033,227
3.88%, 01/15/2027 (Acquired 01/11/2017, Cost $1,842,121) (1)	1,850,000	1,899,961
Dell, Inc.
7.10%, 04/15/2028	196,000	215,110

	Principal Amount	Value
Diamond 1 Finance Co. / Diamond 2 Finance Co.
3.48%, 06/01/2019 (Acquired 05/17/2016, Cost $7,483,782) (1)	7,485,000	7,660,261
4.42%, 06/15/2021 (Acquired 05/17/2016, Cost $2,114,541) (1)	2,115,000	2,229,470
5.45%, 06/15/2023 (Acquired 05/17/2016 through 06/12/2017, Cost $1,693,767) (1)	1,623,000	1,761,010
6.02%, 06/15/2026 (Acquired 05/17/2016, Cost $737,699) (1)	738,000	812,988
8.10%, 07/15/2036 (Acquired 09/28/2016 through 11/30/2016, Cost $1,146,340) (1)	983,000	1,236,678
8.35%, 07/15/2046 (Acquired 09/28/2016 through 05/24/2017, Cost $3,532,776) (1)	2,807,000	3,626,711
Everett Spinco, Inc.
2.88%, 03/27/2020 (Acquired 03/31/2017, Cost $5,326,656) (1)	5,285,000	5,351,068
4.25%, 04/15/2024 (Acquired 03/13/2017 through 06/13/2017, Cost $9,722,453) (1)	9,435,000	9,775,226
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	4,000,000	4,189,828
3.50%, 04/15/2023	2,430,000	2,524,665
3.88%, 06/05/2024	2,150,000	2,252,177
3.00%, 08/15/2026	1,300,000	1,258,942
Fiserv, Inc.
4.63%, 10/01/2020	215,000	229,999
4.75%, 06/15/2021	5,231,000	5,653,859
3.85%, 06/01/2025	5,000,000	5,194,470
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	312,252
4.65%, 12/09/2021	326,000	351,804
6.00%, 09/15/2041	731,000	775,183
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	3,387,000	3,395,942
4.40%, 10/15/2022	7,500,000	7,950,075
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	304,588
Intel Corp.
3.30%, 10/01/2021	259,000	270,796
3.10%, 07/29/2022	245,000	253,790
2.88%, 05/11/2024	9,517,000	9,550,576
3.70%, 07/29/2025	456,000	478,768
3.15%, 05/11/2027	700,000	702,469
4.00%, 12/15/2032	1,195,000	1,260,989
4.10%, 05/11/2047	3,629,000	3,762,609
International Business Machines Co.
7.63%, 10/15/2018	872,000	936,999
2.25%, 02/19/2021	1,670,000	1,678,902
6.22%, 08/01/2027	68,000	85,054
6.50%, 01/15/2028	120,000	153,514
4.00%, 06/20/2042	79,000	79,008
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,234,289
Microsoft Corp.
2.13%, 11/15/2022	350,000	346,995
2.38%, 05/01/2023	394,000	392,342
2.88%, 02/06/2024	2,068,000	2,101,113
2.40%, 08/08/2026	600,000	577,488
3.30%, 02/06/2027	892,000	917,157
3.50%, 02/12/2035	318,000	320,986
4.20%, 11/03/2035	231,000	252,688
4.10%, 02/06/2037	1,468,000	1,583,088
4.50%, 10/01/2040	125,000	140,983
4.25%, 02/06/2047	3,610,000	3,914,294
4.00%, 02/12/2055	1,513,000	1,534,736
4.75%, 11/03/2055	408,000	466,816
3.95%, 08/08/2056	264,000	264,498
4.50%, 02/06/2057	8,636,000	9,500,939
Oracle Co.
5.75%, 04/15/2018	351,000	362,149
5.00%, 07/08/2019	547,000	582,674
2.80%, 07/08/2021	766,000	783,426
2.40%, 09/15/2023	757,000	747,070
3.40%, 07/08/2024	2,000,000	2,082,844
2.95%, 05/15/2025	2,000,000	2,007,592
4.30%, 07/08/2034	4,981,000	5,410,153
3.90%, 05/15/2035	2,000,000	2,063,252
3.85%, 07/15/2036	800,000	829,111
6.13%, 07/08/2039	265,000	347,227

	Principal Amount	Value
4.38%, 05/15/2055	400,000	420,746
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	179,179
Qualcomm, Inc.
2.10%, 05/20/2020	3,822,000	3,839,321
2.60%, 01/30/2023	6,588,000	6,566,668
2.90%, 05/20/2024	1,200,000	1,197,233
3.25%, 05/20/2027	1,003,000	1,005,402
4.30%, 05/20/2047	10,903,000	11,130,622
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	434,319
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 02/04/2016, Cost $4,970,644) (1)	5,000,000	4,989,990
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,264,793

		204,527,729

Utilities - 2.30%
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,090,066
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,980,296
6.13%, 05/15/2038	219,000	276,730
6.00%, 03/01/2039	89,000	113,368
4.15%, 08/15/2044	205,000	214,104
3.75%, 03/01/2045	415,000	410,638
American Electric Power Co., Inc.
1.65%, 12/15/2017	246,000	246,030
American Water Capital Co.
3.85%, 03/01/2024	500,000	530,534
3.40%, 03/01/2025	592,000	612,235
6.59%, 10/15/2037	386,000	530,718
4.00%, 12/01/2046	2,350,000	2,440,555
Appalachian Power Co.
6.70%, 08/15/2037	430,000	567,778
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	100,969
2.20%, 01/15/2020	167,000	167,410
3.35%, 06/15/2024	676,000	689,819
5.05%, 09/01/2041	349,000	404,083
4.50%, 04/01/2042	221,000	241,705
3.75%, 05/15/2046	2,290,000	2,249,032
Atmos Energy Co.
8.50%, 03/15/2019	71,000	78,615
4.15%, 01/15/2043	830,000	860,482
4.13%, 10/15/2044	1,860,000	1,960,319
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	513,823
3.50%, 08/15/2046	375,000	358,092
Berkshire Hathaway Energy Co.
5.75%, 04/01/2018	168,000	173,010
2.40%, 02/01/2020	409,000	412,531
3.50%, 02/01/2025	625,000	641,260
6.13%, 04/01/2036	375,000	482,281
Boston Gas Co.
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,817) (1)	253,000	270,823
Brooklyn Union Gas Co./The
4.50%, 03/10/2046 (Acquired 03/07/2016, Cost $2,000,000) (1)	2,000,000	2,164,818
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	165,910
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,981,736) (1)	5,000,000	5,171,095
China Southern Power Grid International Finance BVI Co Ltd.
3.50%, 05/08/2027 (Acquired 04/27/2017, Cost $1,894,588) (1)	1,910,000	1,894,773
Cleveland Electric Illuminating Co./The
7.88%, 11/01/2017	356,000	362,893
CMS Energy Co.
3.88%, 03/01/2024	550,000	575,345
3.00%, 05/15/2026	110,000	107,634
2.95%, 02/15/2027	348,000	333,758
3.45%, 08/15/2027	350,000	353,290

	Principal Amount	Value
Consumers Energy Co.
4.35%, 08/31/2064	191,000	197,521
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $563,130) (1)	551,000	586,126
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,055) (1)	1,822,000	1,924,488
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	354,910
Connecticut Light & Power Co./The
5.65%, 05/01/2018	95,000	98,139
3.20%, 03/15/2027	600,000	608,352
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	399,621
3.85%, 06/15/2046	2,940,000	2,968,321
3.88%, 06/15/2047	1,100,000	1,117,558
4.30%, 12/01/2056	3,050,000	3,184,624
Consumers Energy Co.
5.65%, 04/15/2020	144,000	158,515
2.85%, 05/15/2022	155,000	158,423
3.25%, 08/15/2046	190,000	174,455
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	171,725
4.15%, 05/15/2045	1,842,000	1,950,921
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,538,288
2.80%, 11/15/2020	264,000	267,184
Dominion Resources, Inc.
2.75%, 01/15/2022	529,000	531,821
Dominion Resources, Inc./VA
2.96%, 07/01/2019	6,539,000	6,637,039
2.85%, 08/15/2026	304,000	289,813
5.25%, 08/01/2033	583,000	655,982
7.00%, 06/15/2038	124,000	165,405
4.90%, 08/01/2041	212,000	231,959
DTE Energy Co.
2.40%, 12/01/2019	278,000	279,271
2.65%, 06/15/2022	194,000	194,427
3.30%, 06/15/2022	139,000	142,610
3.85%, 12/01/2023	292,000	303,903
3.50%, 06/01/2024	692,000	702,618
3.70%, 03/15/2045	463,000	457,231
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	147,885
4.30%, 06/15/2020	205,000	218,613
6.00%, 12/01/2028	235,000	290,677
6.00%, 01/15/2038	161,000	213,015
4.25%, 12/15/2041	141,000	150,828
Duke Energy Co.
6.25%, 06/15/2018	1,781,000	1,856,461
3.55%, 09/15/2021	306,000	318,931
3.75%, 09/01/2046	8,100,000	7,706,567
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	120,440
6.40%, 06/15/2038	72,000	98,484
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	593,528
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	416,655
6.35%, 08/15/2038	320,000	425,331
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	217,407
3.00%, 09/15/2021	372,000	381,840
2.80%, 05/15/2022	335,000	341,646
3.25%, 08/15/2025	158,000	161,630
4.10%, 05/15/2042	217,000	226,976
4.10%, 03/15/2043	181,000	188,195
4.38%, 03/30/2044	132,000	143,552
4.15%, 12/01/2044	129,000	135,234
4.20%, 08/15/2045	325,000	345,881
3.70%, 10/15/2046	506,000	498,090
Edison International

	Principal Amount	Value
2.95%, 03/15/2023	400,000	403,920
EDP Finance BV
3.63%, 07/15/2024 (Acquired 06/21/2017, Cost $697,648) (1)	700,000	694,708
Electricite de France SA
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,541,853) (1)	3,558,000	3,569,602
4.75%, 10/13/2035 (Acquired 10/07/2015, Cost $4,900,659) (1)	5,000,000	5,346,330
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,525) (1)	1,035,000	1,139,023
Emera US Finance LP
3.55%, 06/15/2026	2,235,000	2,240,395
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $913,745) (1)	888,000	945,640
3.63%, 05/25/2027 (Acquired 05/22/2017, Cost $772,188) (1)	780,000	772,553
6.00%, 10/07/2039 (Acquired 10/28/2013 through 10/04/2016, Cost $344,551) (1)	307,000	365,518
4.75%, 05/25/2047 (Acquired 05/22/2017, Cost $5,566,149) (1)	5,575,000	5,744,597
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	316,976
Entergy Corp.
2.95%, 09/01/2026	310,000	296,876
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	612,744
3.12%, 09/01/2027	370,000	368,775
3.05%, 06/01/2031	440,000	424,918
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	480,195
Exelon Co.
3.50%, 06/01/2022	10,180,000	10,439,855
4.95%, 06/15/2035	1,500,000	1,643,889
5.63%, 06/15/2035	1,030,000	1,208,264
Exelon Generation Co. LLC
6.20%, 10/01/2017	3,436,000	3,471,566
2.95%, 01/15/2020	300,000	305,324
4.00%, 10/01/2020	150,000	156,492
3.40%, 03/15/2022	425,000	432,551
4.25%, 06/15/2022	618,000	650,187
6.25%, 10/01/2039	300,000	327,703
5.75%, 10/01/2041	192,000	195,560
FirstEnergy Corp.
3.90%, 07/15/2027	353,000	353,071
4.85%, 07/15/2047	263,000	266,569
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014 through 05/12/2017, Cost $4,996,073) (1)	4,804,000	5,494,537
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	70,655
5.40%, 09/01/2035	700,000	843,537
5.95%, 02/01/2038	103,000	134,496
Georgia Power Co.
3.25%, 04/01/2026	147,000	146,646
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	166,232
3.15%, 04/01/2022	6,950,000	7,022,704
Hydro-Quebec
9.40%, 02/01/2021	186,000	227,709
8.40%, 01/15/2022	826,000	1,021,340
8.05%, 07/07/2024	638,000	837,239
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	120,862
3.20%, 03/15/2023	991,000	1,004,331
ITC Holdings Co.
5.30%, 07/01/2043	1,348,000	1,571,002
Jersey Central Power & Light Co.
7.35%, 02/01/2019	3,758,000	4,047,693
4.70%, 04/01/2024 (Acquired 12/07/2016 through 06/29/2017, Cost $7,577,102) (1)	7,059,000	7,654,257
6.15%, 06/01/2037	400,000	480,670
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	453,021	492,713
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	378,220
5.30%, 10/01/2041	1,032,000	1,207,816
4.20%, 06/15/2047	1,512,000	1,542,140
KeySpan Gas East Corp.

	Principal Amount	Value
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $538,000) (1)	538,000	519,307
Korea Electric Power Co.
6.75%, 08/01/2027	233,000	303,683
Korea Gas Co.
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $286,574) (1)	279,000	292,894
1.88%, 07/18/2021 (Acquired 07/11/2016, Cost $586,972) (1)	588,000	570,452
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,011,877) (1)	4,000,000	4,031,848
Massachusetts Electric Co.
4.00%, 08/15/2046 (Acquired 08/02/2016, Cost $624,000) (1)	624,000	630,650
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $607,862) (1)	591,000	632,396
MidAmerican Energy Co.
5.30%, 03/15/2018	72,000	73,866
3.50%, 10/15/2024	317,000	330,562
3.10%, 05/01/2027	696,000	701,329
Nevada Power Co.
6.50%, 08/01/2018	232,000	243,867
7.13%, 03/15/2019	188,000	204,531
5.38%, 09/15/2040	261,000	308,771
5.45%, 05/15/2041	386,000	461,941
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (Acquired 11/21/2016 through 05/17/2017, Cost $803,495) (1)	804,000	805,197
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	3,748,000	3,749,754
6.00%, 03/01/2019	124,000	131,890
2.40%, 09/15/2019	487,000	490,350
2.70%, 09/15/2019	3,473,000	3,517,406
3.55%, 05/01/2027	403,000	409,209
7.30%, 09/01/2067	295,000	296,850
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $175,935) (1)	168,000	177,785
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (1)	258,000	266,902
NiSource Finance Co.
3.85%, 02/15/2023	283,000	294,146
6.25%, 12/15/2040	550,000	689,183
5.80%, 02/01/2042	774,000	929,902
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	605,340
4.13%, 05/15/2044	1,480,000	1,572,324
Ohio Power Co.
6.05%, 05/01/2018	160,000	165,611
5.38%, 10/01/2021	65,000	72,360
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	670,649
7.00%, 09/01/2022	124,000	149,255
Pacific Gas & Electric Co.
5.63%, 11/30/2017	204,000	207,350
8.25%, 10/15/2018	4,484,000	4,845,280
3.25%, 09/15/2021	146,000	150,199
2.45%, 08/15/2022	581,000	580,512
3.25%, 06/15/2023	206,000	212,465
3.40%, 08/15/2024	14,420,000	14,872,312
3.50%, 06/15/2025	547,000	565,597
2.95%, 03/01/2026	194,000	192,674
6.05%, 03/01/2034	146,000	188,584
4.50%, 12/15/2041	749,000	809,528
4.45%, 04/15/2042	194,000	212,113
4.00%, 12/01/2046	358,000	368,672
PacifiCo.
5.65%, 07/15/2018	294,000	305,842
5.50%, 01/15/2019	26,000	27,430
2.95%, 02/01/2022	103,000	105,324
PECO Energy Co.
5.35%, 03/01/2018	93,000	95,262
2.38%, 09/15/2022	578,000	575,159
4.15%, 10/01/2044	353,000	368,779
Pennsylvania Electric Co.
6.05%, 09/01/2017	93,000	93,598
Pepco Holdings LLC

	Principal Amount	Value
7.45%, 08/15/2032	222,000	283,256
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	185,192
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	177,353
4.13%, 06/15/2044	208,000	217,139
3.95%, 06/01/2047	1,822,000	1,877,192
Progress Energy, Inc.
7.05%, 03/15/2019	4,553,000	4,928,859
4.40%, 01/15/2021	390,000	414,267
3.15%, 04/01/2022	389,000	397,070
7.75%, 03/01/2031	7,123,000	10,019,475
7.00%, 10/30/2031	419,000	554,821
PSEG Power LLC
5.13%, 04/15/2020	430,000	460,216
3.00%, 06/15/2021	2,310,000	2,345,283
4.15%, 09/15/2021	332,000	348,597
8.63%, 04/15/2031	130,000	167,761
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	29,188
3.20%, 11/15/2020	120,000	123,732
3.55%, 06/15/2046	353,000	334,350
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	105,452
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	152,432
4.40%, 02/01/2021	203,000	215,586
6.63%, 11/15/2037	649,000	857,018
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	84,887
3.15%, 08/15/2024	1,000,000	1,020,162
5.38%, 11/01/2039	117,000	141,899
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,202,288
RGS I&M Funding Co.
9.82%, 06/07/2022	85,737	94,503
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	257,262
5.35%, 05/15/2040	3,430,000	4,158,415
3.95%, 11/15/2041	310,000	315,724
Sempra Energy
6.15%, 06/15/2018	237,000	246,800
9.80%, 02/15/2019	14,970,000	16,790,457
2.88%, 10/01/2022	361,000	361,846
4.05%, 12/01/2023	10,325,000	10,888,094
3.55%, 06/15/2024	709,000	726,196
3.25%, 06/15/2027	600,000	591,326
6.00%, 10/15/2039	155,000	196,425
Southern California Edison Co.
5.50%, 08/15/2018	144,000	150,100
3.88%, 06/01/2021	102,000	107,857
1.85%, 02/01/2022	240,000	236,990
3.50%, 10/01/2023	328,000	342,500
5.95%, 02/01/2038	67,000	86,561
6.05%, 03/15/2039	253,000	333,847
3.90%, 12/01/2041	392,000	394,291
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	547,200
2.45%, 10/01/2023	230,000	223,096
3.25%, 06/15/2026	225,000	220,821
5.88%, 03/15/2041	1,210,000	1,465,646
4.40%, 06/01/2043	160,000	162,882
3.95%, 10/01/2046	282,000	269,581
Southern Co./The
2.15%, 09/01/2019	555,000	555,272
2.35%, 07/01/2021	5,599,000	5,557,674
Southern Power Co.
4.15%, 12/01/2025	218,000	227,678
5.15%, 09/15/2041	746,000	786,418
Southwest Gas Corp.

	Principal Amount	Value
3.80%, 09/29/2046	508,000	490,810
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	340,649
Southwestern Public Service Co.
8.75%, 12/01/2018	351,000	383,886
4.50%, 08/15/2041	350,000	386,294
State Grid Overseas Investment 2013 Ltd.
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $240,264) (1)	241,000	240,299
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (Acquired 04/28/2014 through 05/22/2014, Cost $4,233,219) (1)	4,240,000	4,279,172
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (Acquired 10/28/2013 through 02/27/2014, Cost $713,240) (1)	715,000	758,335
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	845,280
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	366,109
Union Electric Co.
2.95%, 06/15/2027	715,000	707,711
3.65%, 04/15/2045	1,370,000	1,352,524
Virginia Electric & Power Co.
5.40%, 04/30/2018	558,000	575,066
2.95%, 01/15/2022	80,000	81,657
3.45%, 02/15/2024	191,000	197,103
3.50%, 03/15/2027	4,955,000	5,095,504
4.65%, 08/15/2043	3,500,000	3,952,781
4.45%, 02/15/2044	126,000	137,849
4.00%, 11/15/2046	2,119,000	2,188,185
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,045,414
3.55%, 06/15/2025	865,000	892,056
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,386,192
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	27,707
3.10%, 06/01/2025	285,000	285,768
Xcel Energy, Inc.
4.70%, 05/15/2020	62,000	65,630
2.40%, 03/15/2021	250,000	250,611
2.60%, 03/15/2022	2,869,000	2,884,329
3.35%, 12/01/2026	5,105,000	5,152,747
6.50%, 07/01/2036	351,000	462,174
4.80%, 09/15/2041	95,000	101,572

		312,983,779

Total Corporate Bonds (Cost $4,074,166,896)		$4,171,573,939

Government Related - 23.47%
African Development Bank
8.80%, 09/01/2019	2,720,000	$3,095,431
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	639,866
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,901,488
Atlanta Independent School System
5.56%, 03/01/2026	535,000	625,115
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,348,461
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/2021 (Acquired 03/15/2016, Cost $2,937,804) (1)	2,940,000	2,937,195
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,337,072
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	932,649
California School Finance Authority
5.04%, 07/01/2020	270,000	287,545
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2046	2,250,000	2,985,525
Chile Government International Bond
3.86%, 06/21/2047	4,841,000	4,853,102
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,958,151
City of Los Angeles Department of Airports

	Principal Amount	Value
6.58%, 05/15/2039	1,650,000	2,153,712
Clark County School District
5.51%, 06/15/2024	3,000,000	3,318,630
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,064,000
4.00%, 02/26/2024	737,000	765,006
4.50%, 01/28/2026	1,192,000	1,269,480
7.38%, 09/18/2037	150,000	192,900
5.63%, 02/26/2044	200,000	218,600
5.00%, 06/15/2045	3,991,000	4,014,946
Corp. Andina de Fomento
2.00%, 05/10/2019	3,215,000	3,224,117
2.13%, 09/27/2021	6,840,000	6,800,191
4.38%, 06/15/2022	2,735,000	2,957,410
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	125,035
Curators University Missouri System Facilities
5.96%, 11/01/2039	3,445,000	4,322,993
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,595,275
4.81%, 10/01/2114	875,000	927,535
Eaton Community City School District
5.39%, 08/25/2027	275,000	285,425
Elgin Local School District
5.50%, 08/31/2027	535,000	554,255
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,796,818
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	621,095
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	361,442
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,210,214
5.50%, 07/15/2036	1,135,000	1,540,958
Federal Home Loan Mortgage Co.
1.50%, 01/17/2020	4,305,000	4,297,936
2.38%, 01/13/2022	6,869,000	7,012,672
6.25%, 07/15/2032	2,596,000	3,693,791
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	700,304
2.63%, 09/06/2024	3,714,000	3,810,776
1.88%, 09/24/2026	845,000	801,335
6.25%, 05/15/2029	1,285,000	1,743,903
7.13%, 01/15/2030	1,500,000	2,189,835
Financing Co.
0.00%, 11/30/2017 PO	404,000	401,929
0.00%, 04/06/2018 PO	194,000	192,022
0.00%, 05/11/2018 PO	6,860,000	6,774,998
0.00%, 03/07/2019 PO	205,000	199,643
Finnvera OYJ
2.38%, 06/04/2025 (Acquired 09/01/2016, Cost $615,996) (1)	600,000	583,092
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,332,396
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,818,458
Health & Educational Facilities Authority of the State of Missouri
3.65%, 08/15/2057	2,430,000	2,396,831
Hungary Government International Bond
6.38%, 03/29/2021	1,600,000	1,799,200
7.63%, 03/29/2041	2,850,000	4,246,500
Indonesia Government International Bond
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,463,253) (1)	1,300,000	1,481,782
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,318,639) (1)	1,325,000	1,366,182
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	730,000	730,102
Iraq Government AID Bond
2.15%, 01/18/2022	3,200,000	3,197,274
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	331,643
0.00%, 08/15/2022	3,701,000	3,320,996

	Principal Amount	Value
0.00%, 09/15/2023	1,837,000	1,597,621
5.50%, 09/18/2023	8,856,000	10,541,155
0.00%, 11/01/2023 IO	413,000	358,068
5.50%, 04/26/2024	4,424,000	5,280,000
0.00%, 05/15/2024	3,640,000	3,071,217
0.00%, 08/15/2024	1,500,000	1,257,520
0.00%, 11/01/2024	1,000,000	827,365
0.00%, 11/01/2024 PO	10,349,000	8,562,369
0.00%, 11/15/2024	2,299,000	1,898,666
0.00%, 08/15/2025	2,500,000	2,018,585
0.00%, 11/15/2026	258,000	198,770
5.50%, 09/18/2033	619,000	827,649
Japan Bank for International Cooperation/Japan
2.25%, 02/24/2020	2,200,000	2,209,361
2.13%, 06/01/2020	4,400,000	4,399,982
1.50%, 07/21/2021	4,000,000	3,867,464
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (Acquired 04/06/2016, Cost $1,597,302) (1)	1,600,000	1,576,224
2.63%, 04/20/2022 (Acquired 04/12/2017, Cost $5,989,773) (1)	6,000,000	6,007,416
2.13%, 10/25/2023 (Acquired 10/18/2016, Cost $3,378,272) (1)	3,400,000	3,290,098
Kuwait International Government Bond
2.75%, 03/20/2022 (Acquired 03/13/2017 through 03/24/2017, Cost $2,630,440) (1)	2,646,000	2,655,261
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,100,159) (1)	995,000	1,126,340
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,578,040
Mexico Government International Bond
3.63%, 03/15/2022	1,786,000	1,852,082
4.00%, 10/02/2023	2,418,000	2,528,140
3.60%, 01/30/2025	868,000	878,416
4.13%, 01/21/2026	1,429,000	1,485,446
4.75%, 03/08/2044	3,880,000	3,883,880
5.55%, 01/21/2045	1,494,000	1,673,280
4.35%, 01/15/2047	5,337,000	5,012,510
5.75%, 10/12/2110	588,000	610,050
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,390
3.75%, 07/01/2034	200,000	203,506
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,395,000	6,790,403
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,614,577
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	325,601
New York State Urban Development
5.84%, 03/15/2040	2,000,000	2,511,980
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,642,208
2.40%, 10/26/2022	2,595,000	2,538,159
North Carolina Housing Finance Agency
3.00%, 01/01/2033	4,240,000	4,235,718
Ohio State University/The
4.05%, 12/01/2056	406,000	410,015
4.80%, 06/01/2111	1,102,000	1,137,672
Panama Government International Bond
4.00%, 09/22/2024	3,133,000	3,289,650
3.75%, 03/16/2025	1,234,000	1,271,020
4.50%, 05/15/2047	3,042,000	3,080,025
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	230,185
Poland Government International Bond
4.00%, 01/22/2024	1,040,000	1,112,284
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,589,591
5.65%, 11/01/2040	435,000	548,787
4.46%, 10/01/2062	2,065,000	2,259,812
Province of Manitoba Canada
2.13%, 05/04/2022	2,520,000	2,508,637
2.13%, 06/22/2026	400,000	379,541
Province of Ontario Canada

	Principal Amount	Value
4.40%, 04/14/2020	975,000	1,039,768
2.40%, 02/08/2022	975,000	982,416
2.25%, 05/18/2022	2,320,000	2,318,429
Province of Quebec Canada
7.37%, 03/06/2026	58,000	76,621
2.75%, 04/12/2027	8,490,000	8,453,561
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	433,320
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,326,936
0.00%, 07/15/2020 PO	25,916,000	24,564,196
0.00%, 10/15/2020 PO	8,372,000	7,887,529
0.00%, 01/15/2021 PO	5,455,000	5,099,558
0.00%, 01/15/2030	3,380,000	2,326,491
0.00%, 04/15/2030	1,085,000	740,873
Resolution Funding Corp. Interest Strip
0.00%, 10/15/2025	1,295,000	1,049,019
0.00%, 01/15/2026	1,460,000	1,171,708
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,133,160
Romanian Government International Bond
6.75%, 02/07/2022	250,000	290,010
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	839,961
Saudi Government International Bond
2.38%, 10/26/2021 (Acquired 10/19/2016, Cost $3,023,613) (1)	3,050,000	3,001,200
State of California
2.37%, 04/01/2022	1,790,000	1,798,162
7.50%, 04/01/2034	5,540,000	8,064,080
7.30%, 10/01/2039	3,900,000	5,697,159
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,682,074
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,137,013
Tennessee Valley Authority
2.88%, 02/01/2027	1,030,000	1,054,263
7.13%, 05/01/2030	1,615,000	2,339,933
5.88%, 04/01/2036	882,000	1,210,190
5.50%, 06/15/2038	57,000	76,517
5.25%, 09/15/2039	949,000	1,247,028
3.50%, 12/15/2042	2,874,000	2,996,027
4.63%, 09/15/2060	303,000	366,746
4.25%, 09/15/2065	5,823,000	6,563,319
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,199,461
0.00%, 07/15/2028 IO	2,000,000	1,417,980
0.00%, 03/15/2032	1,514,000	909,940
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	424,591
0.00%, 11/01/2025 PO	1,847,000	1,457,839
0.00%, 06/15/2035 PO	258,000	136,910
Three Rivers Local School District
5.21%, 09/15/2027	285,000	295,901
Tokyo Metropolitan Government
2.00%, 05/17/2021 (Acquired 05/10/2016, Cost $2,393,675) (1)	2,400,000	2,359,092
2.50%, 06/08/2022 (Acquired 06/01/2017, Cost $4,999,061) (1)	5,000,000	5,009,845
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,275,311
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (2)	939,195	939,698
1.38%, 01/15/2020 (2)	335,839	348,112
0.13%, 01/15/2022 (2)	2,400,560	2,396,717
0.13%, 04/15/2022 (2)	10,974,596	10,919,964
2.38%, 01/15/2025 (2)	778,338	886,517
3.63%, 04/15/2028 (2)	1,576,839	2,059,362
2.50%, 01/15/2029 (2)	470,370	565,380
U.S. Treasury Note/Bond
0.88%, 10/15/2017	7,960,000	7,955,105
4.25%, 11/15/2017	3,353,000	3,391,264
2.25%, 11/30/2017	206,000	206,939

	Principal Amount	Value
2.75%, 12/31/2017	1,459,000	1,470,344
0.88%, 01/31/2018	245,000	244,571
2.63%, 01/31/2018	2,683,000	2,705,229
3.50%, 02/15/2018	6,993,000	7,090,790
1.50%, 08/31/2018	5,061,000	5,070,489
1.00%, 09/15/2018	420,000	418,458
0.75%, 10/31/2018	85,000	84,346
1.25%, 10/31/2018	1,930,000	1,927,738
1.25%, 12/31/2018	110,000	109,824
1.38%, 12/31/2018	722,000	722,282
1.50%, 01/31/2019	1,050,000	1,052,174
0.75%, 02/15/2019	5,000,000	4,951,760
1.25%, 04/30/2019	10,658,000	10,632,186
3.13%, 05/15/2019	10,774,000	11,121,214
1.25%, 05/31/2019	27,740,000	27,673,896
1.50%, 05/31/2019	1,360,000	1,363,029
1.25%, 06/30/2019	50,673,000	50,536,436
1.00%, 11/30/2019	2,392,000	2,366,678
8.50%, 02/15/2020	4,750,000	5,607,413
1.50%, 05/15/2020	34,255,000	34,214,853
3.50%, 05/15/2020	1,300,000	1,371,399
8.75%, 05/15/2020	2,000,000	2,404,844
1.50%, 06/15/2020	2,804,000	2,799,839
1.63%, 06/30/2020	1,500,000	1,502,520
2.63%, 08/15/2020	3,709,000	3,825,051
8.75%, 08/15/2020	6,304,000	7,675,120
1.38%, 08/31/2020	10,000,000	9,928,910
2.13%, 08/31/2020	4,132,000	4,198,017
2.63%, 11/15/2020	4,596,000	4,743,035
1.63%, 11/30/2020	23,776,000	23,759,285
2.00%, 11/30/2020	1,000,000	1,011,641
1.75%, 12/31/2020	2,523,000	2,529,996
1.38%, 01/31/2021	15,000,000	14,841,795
3.63%, 02/15/2021	1,961,000	2,094,364
7.88%, 02/15/2021	900,000	1,094,414
1.13%, 02/28/2021	7,772,000	7,613,824
1.25%, 03/31/2021	1,996,000	1,962,785
1.38%, 04/30/2021	93,575,000	92,379,767
2.25%, 04/30/2021	1,800,000	1,834,945
3.13%, 05/15/2021	4,592,000	4,831,105
8.13%, 05/15/2021	1,718,000	2,127,166
2.13%, 06/30/2021	51,510,000	52,248,447
1.13%, 07/31/2021	5,374,000	5,237,549
2.25%, 07/31/2021	50,000,000	50,949,200
2.13%, 08/15/2021	2,805,000	2,844,225
8.13%, 08/15/2021	1,850,000	2,315,390
1.13%, 09/30/2021	11,010,000	10,708,084
2.13%, 09/30/2021	116,865,000	118,449,105
1.25%, 10/31/2021	1,192,000	1,164,156
2.00%, 10/31/2021	15,000,000	15,118,950
8.00%, 11/15/2021	4,414,000	5,560,607
1.88%, 11/30/2021	10,000	10,025
2.00%, 12/31/2021	51,000,000	51,366,588
1.50%, 01/31/2022	1,250,000	1,231,006
1.88%, 01/31/2022	51,000,000	51,059,772
1.75%, 03/31/2022	64,525,000	64,194,826
1.88%, 03/31/2022	63,286,000	63,320,617
1.88%, 04/30/2022	28,171,000	28,163,309
1.75%, 05/15/2022	2,000,000	1,988,828
1.75%, 05/31/2022	16,422,000	16,323,846
1.75%, 06/30/2022	7,956,000	7,903,793
2.13%, 06/30/2022	2,000,000	2,021,484
2.00%, 07/31/2022	8,500,000	8,536,856
2.13%, 12/31/2022	20,000,000	20,157,820
2.00%, 02/15/2023	500,000	500,156
1.63%, 04/30/2023	78,315,000	76,611,022
1.75%, 05/15/2023	79,000,000	77,808,838
2.50%, 08/15/2023	1,000,000	1,026,133
2.75%, 02/15/2024	1,000,000	1,040,078
2.00%, 04/30/2024	18,370,000	18,227,210

	Principal Amount	Value
2.50%, 05/15/2024	63,300,000	64,838,000
2.00%, 05/31/2024	13,182,000	13,072,326
2.38%, 08/15/2024	20,000,000	20,300,000
2.25%, 11/15/2024	20,000,000	20,106,240
2.13%, 05/15/2025	69,875,000	69,427,381
2.25%, 11/15/2025	122,335,000	122,349,313
1.63%, 05/15/2026	24,145,000	22,889,653
1.50%, 08/15/2026	12,739,000	11,917,933
2.00%, 11/15/2026	27,627,000	26,941,712
2.38%, 05/15/2027	10,991,000	11,061,837
5.50%, 08/15/2028	1,312,000	1,715,953
5.25%, 11/15/2028	19,540,500	25,163,728
4.75%, 02/15/2037	36,425,000	48,580,423
5.00%, 05/15/2037	8,604,000	11,818,403
4.38%, 02/15/2038	10,000,000	12,755,470
3.50%, 02/15/2039	98,799,100	111,762,629
4.25%, 05/15/2039	6,800,000	8,528,424
4.50%, 08/15/2039	4,706,000	6,103,094
4.38%, 11/15/2039	7,900,000	10,079,594
4.63%, 02/15/2040	3,000,000	3,959,883
4.38%, 05/15/2040	7,600,000	9,709,889
3.88%, 08/15/2040	4,380,000	5,217,846
4.25%, 11/15/2040	25,610,000	32,213,590
4.75%, 02/15/2041	11,815,000	15,924,871
4.38%, 05/15/2041	1,500,000	1,925,038
2.75%, 11/15/2042	1,200,000	1,187,344
3.13%, 02/15/2043	7,500,000	7,932,128
2.88%, 05/15/2043 (4)	137,150,000	138,639,312
3.63%, 08/15/2043	3,800,000	4,376,977
3.00%, 11/15/2044	1,425,000	1,472,705
3.00%, 05/15/2045	37,295,000	38,489,596
2.88%, 08/15/2045	21,053,000	21,203,487
3.00%, 11/15/2045	11,563,000	11,929,316
2.50%, 02/15/2046	3,455,000	3,221,383
2.50%, 05/15/2046	8,090,000	7,539,815
2.88%, 11/15/2046	17,550,000	17,676,834
3.00%, 02/15/2047	50,810,000	52,504,971
U.S. Treasury Strip Coupon
0.00%, 11/15/2017	4,029,000	4,012,074
0.00%, 02/15/2018	3,658,000	3,631,688
0.00%, 08/15/2018	10,000,000	9,853,720
0.00%, 11/15/2018	500,000	491,052
0.00%, 05/15/2019	20,278,000	19,748,886
0.00%, 08/15/2019	15,757,000	15,284,684
0.00%, 11/15/2019	7,500,000	7,239,885
0.00%, 02/15/2020	9,378,000	9,017,772
0.00%, 05/15/2020	39,615,000	37,892,896
0.00%, 08/15/2020	28,543,000	27,143,679
0.00%, 02/15/2021	14,550,000	13,658,929
0.00%, 05/15/2021	14,843,000	13,850,122
0.00%, 08/15/2021	9,469,000	8,785,045
0.00%, 11/15/2021	11,144,000	10,270,589
0.00%, 02/15/2022	33,917,000	31,043,348
0.00%, 05/15/2022	18,154,000	16,501,859
0.00%, 08/15/2022	12,500,000	11,284,925
0.00%, 11/15/2022	17,400,000	15,604,216
0.00%, 02/15/2023	61,562,000	54,829,888
0.00%, 05/15/2023	33,770,000	29,868,045
0.00%, 08/15/2023	19,635,000	17,255,159
0.00%, 11/15/2023	9,300,000	8,113,822
0.00%, 02/15/2024	6,124,000	5,300,634
0.00%, 05/15/2024	1,322,000	1,136,982
0.00%, 08/15/2024	1,834,000	1,565,156
0.00%, 11/15/2024	6,105,000	5,178,829
0.00%, 02/15/2025	799,000	672,468
0.00%, 05/15/2025	3,279,000	2,739,188
0.00%, 08/15/2025	1,360,000	1,128,538
0.00%, 02/15/2026	1,000,000	816,201
0.00%, 05/15/2026	3,801,000	3,080,167
0.00%, 08/15/2026	1,681,000	1,352,238

	Principal Amount	Value
0.00%, 11/15/2026	10,222,000	8,161,500
0.00%, 02/15/2027	20,416,000	16,170,922
0.00%, 05/15/2027	1,866,000	1,466,308
0.00%, 08/15/2027	4,314,000	3,367,892
0.00%, 11/15/2027	7,702,000	5,971,553
0.00%, 02/15/2028	7,769,000	5,974,144
0.00%, 05/15/2028	3,071,000	2,343,474
0.00%, 08/15/2028	6,918,000	5,246,224
0.00%, 11/15/2028	7,540,000	5,670,329
0.00%, 02/15/2029	7,537,000	5,624,773
0.00%, 05/15/2029	1,330,000	984,986
0.00%, 08/15/2029	4,738,000	3,483,122
0.00%, 11/15/2029	5,164,000	3,766,601
0.00%, 02/15/2030	15,187,000	10,976,009
0.00%, 05/15/2030	8,464,000	6,085,235
0.00%, 08/15/2030	13,772,000	9,805,292
0.00%, 11/15/2030	11,064,000	7,819,416
0.00%, 02/15/2031	29,298,000	20,574,960
0.00%, 05/15/2031	19,225,000	13,359,779
0.00%, 08/15/2031	11,262,000	7,768,989
0.00%, 11/15/2031	13,399,000	9,181,424
0.00%, 02/15/2032	20,909,000	14,206,683
0.00%, 05/15/2032	24,453,000	16,500,738
0.00%, 08/15/2032	10,925,000	7,311,392
0.00%, 11/15/2032	14,612,000	9,703,932
0.00%, 02/15/2033	10,000,000	6,584,700
0.00%, 05/15/2033	10,845,000	7,092,305
0.00%, 08/15/2033	4,212,000	2,732,847
0.00%, 11/15/2033	13,216,000	8,507,972
0.00%, 02/15/2034	17,759,000	11,334,380
0.00%, 05/15/2034	24,500,000	15,526,655
0.00%, 08/15/2034	6,895,000	4,331,549
0.00%, 11/15/2034	3,492,000	2,178,526
0.00%, 02/15/2035	1,824,000	1,126,212
0.00%, 05/15/2035	1,920,000	1,179,068
0.00%, 08/15/2035	175,000	106,530
0.00%, 05/15/2036	121,000	71,927
0.00%, 08/15/2041	1,225,000	607,062
U.S. Treasury Strip Principal
0.00%, 05/15/2044	16,765,000	7,712,521
0.00%, 05/15/2045	5,605,000	2,492,078
Ukraine Government AID Bonds
1.47%, 09/29/2021	1,800,000	1,759,937
University of Texas System/The
5.00%, 08/15/2047	3,825,000	5,068,661
Uruguay Government International Bond
5.10%, 06/18/2050	2,400,000	2,445,000
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	266,705
Westlake City School District
5.23%, 12/01/2026	430,000	438,045

Total Government Related (Cost $3,137,763,634)		$3,190,575,759

Mortgage-Backed Obligations - 33.22%
A10 Securitization 2015-1 LLC
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $515,749) (1)	515,752	$518,040
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,917) (1)	425,000	424,017
A10 Term Asset Financing 2014-1 LLC
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $147,535) (1)	147,549	147,438
Access Pt Fdg Trust 2016-1
6.25%, 02/16/2021 (7)(8)	1,638,900	1,640,199
AJAX Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (Acquired 06/24/2015, Cost $1,140,985) (1)	1,143,064	1,141,700
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	2,706	2,753
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	10,485	8,237
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	3,194,081	3,204,858
Alternative Loan Trust 2004-2CB

	Principal Amount	Value
5.75%, 03/25/2034	860,912	858,195
Alternative Loan Trust 2004-8CB
1.49%, 06/25/2034	3,590,526	3,568,676
Alternative Loan Trust 2005-1CB
5.88%, 03/25/2035 IO	247,685	47,812
Alternative Loan Trust 2005-20CB
3.53%, 07/25/2035 IO	822,167	105,913
Alternative Loan Trust 2005-22T1
3.85%, 06/25/2035 IO	817,710	114,041
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	345,843	318,935
6.00%, 08/25/2035	10,886	8,650
Alternative Loan Trust 2005-37T1
3.83%, 09/25/2035 IO	2,808,227	403,946
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	36,884	36,884
Alternative Loan Trust 2005-54CB
3.63%, 11/25/2035 IO	1,423,373	180,206
5.50%, 11/25/2035	360,288	337,334
5.50%, 11/25/2035	4,633	4,657
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	145,844	143,186
Alternative Loan Trust 2005-J1
3.88%, 02/25/2035 IO	249,374	9,196
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	90,364	77,337
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	20,409	20,544
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	106,040	103,463
Alternative Loan Trust 2006-J5
4.49%, 07/25/2021	37,154	35,407
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $20,287) (1)	19,919	20,507
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (Acquired 12/10/2015, Cost $525,958) (1)	526,703	527,390
ASG Resecuritization Trust 2009-3
2.76%, 03/26/2037 (Acquired 10/28/2013 through 06/01/2017, Cost $429,476) (1)	429,050	429,045
ASG Resecuritization Trust 2010-2
2.57%, 01/28/2037 (Acquired 10/28/2013, Cost $53,336) (1)	53,928	53,945
ASG Resecuritization Trust 2011-1
3.49%, 11/28/2035 (Acquired 10/28/2013, Cost $195,494) (1)	197,599	196,411
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $392,389) (1)	383,717	316,775
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (Acquired 05/13/2016, Cost $9,347,429) (1)	9,100,000	9,043,769
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013 through 06/29/2017, Cost $5,395,508) (1)	5,264,000	5,358,925
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (Acquired 08/01/2014, Cost $1,154,934) (1)	1,200,000	1,129,868
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045 (Acquired 02/15/2017, Cost $4,349,146) (1)	6,300,000	4,415,754
BAMLL Re-REMIC Trust 2015-FRR11
1.84%, 09/27/2044 (Acquired 01/12/2017, Cost $3,774,231) (1)	3,904,000	3,809,383
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	5,566	5,619
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	6,835	6,505
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	16,792	16,882
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	17,309	16,539
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	9,148	9,145
5.50%, 03/25/2035	10,437	10,342
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	52,545	51,992
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	57,974	54,063
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	24,272	23,992

	Principal Amount	Value
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	54,806	47,922
Banc of America Alternative Loan Trust 2007-1
5.82%, 04/25/2022	59,198	57,205
Banc of America Commercial Mortgage Trust 2006-5
0.79%, 09/10/2047 IO (Acquired 10/28/2013, Cost $245,524) (1)	1,179,927	917
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	3,333,563	3,349,244
5.49%, 02/10/2051	815,526	816,619
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	40,172	33,047
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	3,166,806	3,373,795
Banc of America Funding 2004-C Trust
3.23%, 12/20/2034	82,674	81,878
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	49,645	47,935
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	34,928	27,591
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	13,987	10,600
Banc of America Funding 2005-C Trust
1.45%, 05/20/2035	4,568,770	4,304,191
Banc of America Funding 2005-E Trust
3.15%, 03/20/2035	87,337	88,159
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	23,818	18,922
Banc of America Funding 2010-R11 Trust
4.95%, 08/26/2035 (Acquired 10/28/2013, Cost $29,379) (1)	29,134	29,071
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.56%, 11/10/2042	19,702	19,681
0.06%, 10/10/2045 IO (Acquired 10/28/2013, Cost $74,073) (1)	3,655,624	6
Banc of America Mortgage 2003-C Trust
3.75%, 04/25/2033	23,257	23,521
Banc of America Mortgage 2004-J Trust
3.66%, 11/25/2034	81,902	80,830
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	155	138
6.50%, 09/25/2032	24,540	25,472
BANK 2017-BNK4
3.63%, 05/15/2050	3,275,000	3,397,283
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $553,004) (1)	568,000	563,390
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,499,826) (1)	2,602,000	2,663,560
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $139,735) (1)	138,601	143,376
BCAP LLC 2010-RR12 Trust
3.37%, 01/26/2036 (Acquired 10/28/2013 through 02/01/2015, Cost $20,679) (1)	20,507	20,422
BCAP LLC 2010-RR7 Trust
3.24%, 04/26/2035 (Acquired 10/28/2013, Cost $12,456) (1)	12,595	12,614
3.17%, 07/26/2045 (Acquired 10/28/2013, Cost $1,005,240) (1)	1,027,034	1,018,118
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $10,222) (1)	10,175	10,162
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $115,897) (1)	115,583	115,563
BCAP LLC 2012-RR1 Trust
9.68%, 07/26/2037 (Acquired 10/28/2013, Cost $87,417) (1)	86,116	87,549
BCAP LLC 2012-RR10-I Trust
1.25%, 02/26/2037 (Acquired 10/28/2013, Cost $186,505) (1)	193,146	190,871
Bear Stearns ALT-A Trust 2005-2
1.72%, 03/25/2035	143,695	141,402
Bear Stearns ALT-A Trust 2005-7
1.76%, 08/25/2035	3,604,646	3,579,807
Bear Stearns ARM Trust 2003-2
3.01%, 01/25/2033 (Acquired 10/28/2013, Cost $139,938) (1)	143,213	144,159
Bear Stearns ARM Trust 2003-7
3.14%, 10/25/2033	21,138	20,810
Bear Stearns ARM Trust 2004-2
3.71%, 05/25/2034	93,072	92,776

	Principal Amount	Value
Bear Stearns ARM Trust 2005-5
2.58%, 08/25/2035	461,053	467,921
Bear Stearns ARM Trust 2006-1
2.91%, 02/25/2036	404,481	403,290
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	64,803	64,527
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.57%, 12/11/2038 IO (Acquired 10/28/2013, Cost $239,366) (1)	2,423,666	3,947
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.08%, 01/12/2045 IO (Acquired 10/28/2013, Cost $286,057) (1)	13,563,182	11,986
CD 2006-CD3 Mortgage Trust
0.76%, 10/15/2048 IO (Acquired 10/28/2013, Cost $171,432) (1)	3,350,717	38,545
CD 2007-CD4 Commercial Mortgage Trust
0.74%, 12/11/2049 IO (Acquired 10/28/2013 through 06/01/2017, Cost $175,680) (1)	716,941	51
CGCMT 2017-P7 A3
3.44%, 04/14/2050	16,000,000	16,352,088
Chase Mortgage Finance Trust Series 2006-A1
3.28%, 09/25/2036	222,744	200,862
Chase Mortgage Finance Trust Series 2007-A1
3.44%, 02/25/2037	107,243	106,741
3.45%, 02/25/2037	82,459	81,902
3.47%, 02/25/2037	20,090	20,173
3.62%, 02/25/2037	161,618	163,013
Chase Mortgage Finance Trust Series 2007-A2
3.18%, 07/25/2037	102,231	103,427
3.66%, 07/25/2037	62,907	62,626
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	17,187	15,207
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	39,710	40,464
5.75%, 04/25/2034	27,055	27,694
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	195,564	198,495
CHL Mortgage Pass-Through Trust 2004-7
3.52%, 06/25/2034	13,224	13,007
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	35,310	35,805
CHL Mortgage Pass-Through Trust 2004-HYB1
3.22%, 05/20/2034	21,741	20,707
CHL Mortgage Pass-Through Trust 2004-HYB3
3.24%, 06/20/2034	116,569	111,787
CHL Mortgage Pass-Through Trust 2004-HYB6
3.14%, 11/20/2034	67,765	68,168
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	4,273	4,311
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	34,230	33,996
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	16,825	15,814
CHL Mortgage Pass-Through Trust 2005-22
3.19%, 11/25/2035	271,164	232,684
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	9,280	9,529
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	77,114	77,664
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	10,000,818
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/10/2046	1,376,000	1,474,822
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,484,205
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,187,341
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,610,608
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,914,857
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,660,856
Citigroup Global Markets Mortgage Securities VII, Inc.

	Principal Amount	Value
0.00%, 12/25/2018 PO	585	520
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $20,863) (1)	21,089	20,931
7.00%, 06/25/2033	25,621	25,961
3.24%, 09/25/2033	178,979	178,717
Citigroup Mortgage Loan Trust 2008-AR4
3.57%, 11/25/2038 (Acquired 10/28/2013, Cost $30,002) (1)	29,806	29,779
Citigroup Mortgage Loan Trust 2009-10
2.79%, 09/25/2033 (Acquired 10/28/2013, Cost $422,607) (1)	419,161	423,741
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $204,722) (1)	200,681	205,015
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $107,217) (1)	105,919	105,882
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $83,576) (1)	82,849	83,290
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $44,420) (1)	43,560	44,030
Citigroup Mortgage Loan Trust 2010-3
2.91%, 02/25/2036 (Acquired 10/28/2013, Cost $22,974) (1)	22,936	22,911
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $471,216) (1)	476,890	467,140
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	3,304	3,252
0.00%, 12/25/2018 PO	896	876
5.50%, 12/25/2018	11,706	11,721
0.00%, 09/25/2033 PO	6,563	5,983
7.00%, 09/25/2033	7,911	8,026
0.00%, 10/25/2033 PO	7,296	6,102
5.25%, 10/25/2033	44,217	44,848
1.60%, 12/25/2033	35,657	35,433
3.15%, 08/25/2034	47,618	46,285
3.12%, 02/25/2035	31,619	23,076
5.50%, 05/25/2035	162,548	166,135
4.01%, 08/25/2035	98,246	79,419
5.50%, 11/25/2035	13,624	13,664
6.00%, 11/25/2035	4,039,860	4,088,750
COBALT CMBS Commercial Mortgage Trust 2006-C1
1.03%, 08/15/2048 IO	1,116,742	16,695
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,820,528	3,966,498
COMM 2012-CCRE2 Mortgage Trust
1.84%, 08/15/2045 IO	2,920,171	201,999
3.15%, 08/15/2045	9,614,464	9,879,386
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 01/22/2016, Cost $528,555) (1)	516,000	560,968
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,378,372
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/10/2050	4,087,000	4,346,318
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,092,034
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046	331,665	346,246
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,263,793
4.37%, 07/10/2045	2,695,459	2,918,736
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (Acquired 10/28/2013, Cost $684,323) (1)	708,000	716,607
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,185,665
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,369,300	18,234,863
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,239,726
COMM 2014-PAT Mortgage Trust
1.79%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (1)	1,649,000	1,649,518
COMM 2014-TWC Mortgage Trust
1.98%, 02/13/2032 (Acquired 01/30/2014 through 08/12/2014, Cost $3,250,360) (1)	3,250,000	3,256,076
2.82%, 02/13/2032 (Acquired 08/12/2014, Cost $1,001,163) (1)	1,000,000	1,003,427
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,201,521
COMM 2015-3BP Mortgage Trust

	Principal Amount	Value
3.18%, 02/10/2035 (Acquired 10/14/2016, Cost $50,756) (1)	49,000	49,450
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,693,883
3.70%, 08/10/2048	770,833	802,436
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,592,014
3.76%, 08/10/2048	2,437,000	2,549,572
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	153,000	160,790
Commercial Mortgage Trust
2.94%, 01/10/2046	2,459,000	2,485,048
Commercial Mortgage Trust 2006-GG7
5.95%, 07/10/2038	129,546	129,495
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.11%, 01/15/2049 IO (Acquired 10/28/2013, Cost $65,533) (1)	2,619,969	3
Credit Suisse First Boston Mortgage Securities Corp.
4.50%, 10/25/2018	1,312	1,307
5.00%, 10/25/2018	7,117	7,120
0.00%, 08/25/2019 PO	515	513
5.25%, 08/25/2019	46,208	46,601
6.71%, 02/25/2033	112,641	114,425
3.70%, 06/25/2033	56,092	56,045
5.25%, 07/25/2033	2,684,306	2,737,270
5.25%, 09/25/2033	91,951	94,314
0.00%, 10/25/2033 PO	67,334	56,949
5.25%, 11/25/2033	135,680	137,423
5.25%, 11/25/2033	58,478	59,220
5.75%, 11/25/2033	353,924	365,774
3.38%, 03/25/2034	3,264,507	3,313,297
5.50%, 09/25/2034	90,049	93,938
5.50%, 12/25/2034	153,536	160,376
0.00%, 10/25/2035 PO	21,621	16,360
5.50%, 10/25/2035 IO	320,694	7,565
0.00%, 11/25/2035 PO	16,782	11,341
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $21,572) (1)	21,325	21,309
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,701,949
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	2,359,000	2,403,812
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	15,481,049
CSMC 2014-USA OA LLC
3.95%, 09/15/2037 (Acquired 10/15/2015 through 06/29/2017, Cost $1,496,318) (1)	1,428,000	1,476,032
4.37%, 09/15/2037 (Acquired 06/27/2017, Cost $2,850,519) (1)	3,000,000	2,831,656
CSMC 2017-6R 1A1 Mortgage Trust
2.72%, 03/06/2047 (8)	8,700,000	8,700,000
CSMC Series 2010-11R
2.04%, 06/28/2047 (Acquired 10/28/2013, Cost $1,056,369) (1)	1,088,976	1,085,434
CSMC Series 2010-17R
3.17%, 06/26/2036 (Acquired 10/28/2013, Cost $165,407) (1)	163,028	164,352
CSMC Series 2011-16R
3.03%, 12/27/2036 (Acquired 10/28/2013, Cost $23,559) (1)	23,403	23,403
DBUBS 2011-LC2 Mortgage Trust
1.32%, 07/10/2044 IO (Acquired 10/28/2013, Cost $196,983) (1)	2,702,749	87,136
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (Acquired 04/07/2017, Cost $1,758,874) (1)	1,758,899	1,758,224
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.69%, 02/25/2020	44,702	44,946
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.58%, 06/25/2020	67,628	65,250
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1
0.00%, 10/25/2018 PO	859	853
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034	865	880
Fannie Mae
3.00%, 07/15/2027 (3)	39,050,000	40,072,013
5.00%, 07/15/2041 (3)	9,000,000	9,829,664
3.00%, 07/15/2042 (3)	58,285,000	58,193,929
Fannie Mae Grantor Trust 1999-T2

	Principal Amount	Value
7.50%, 01/19/2039	107,223	119,951
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	155,102	182,555
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	160,430	187,339
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	43,476	49,971
Fannie Mae Grantor Trust 2004-T2
3.62%, 07/25/2043	182,948	193,665
7.50%, 11/25/2043	310,210	363,968
Fannie Mae Grantor Trust 2004-T3
9.98%, 01/25/2044	38,996	46,409
6.50%, 02/25/2044	421,504	486,577
7.00%, 02/25/2044	175,702	205,790
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,547,000	6,500,704
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	4	0
4.50%, 07/25/2018 IO	8,346	119
4.50%, 08/25/2018 IO	11,862	142
5.50%, 08/25/2018 IO	3,298	27
10.50%, 03/25/2019 IO	27	1
4.50%, 11/25/2020 IO	3,290	102
7.50%, 04/25/2023 IO	1,257	201
9.00%, 03/25/2024	1,012	1,175
0.00%, 09/25/2024 PO	95,825	88,652
0.00%, 01/25/2033 PO	14,079	12,493
5.00%, 12/25/2033 IO	18,551	3,327
5.50%, 05/25/2036 IO	73,559	15,952
5.50%, 08/25/2036 IO	49,863	11,293
5.50%, 04/25/2037 IO	21,475	3,896
6.00%, 01/25/2038 IO	50,581	9,791
1.72%, 08/25/2042	993,757	998,544
1.77%, 08/25/2042	2,647,111	2,672,775
Fannie Mae Pool
6.00%, 08/01/2017	23	23
6.50%, 08/01/2017	36	36
5.50%, 09/01/2017	202	202
7.00%, 09/01/2017	34	34
2.62%, 10/01/2017	599,000	598,397
5.86%, 10/01/2017	698,595	704,523
6.50%, 10/01/2017	132	132
6.00%, 11/01/2017	371	372
6.00%, 11/01/2017	18	18
3.38%, 01/01/2018	1,032,000	1,032,552
3.52%, 01/01/2018	614,131	614,587
3.63%, 01/01/2018	310,000	310,258
5.50%, 02/01/2018	5,233	5,260
5.50%, 02/01/2018	2,767	2,784
6.00%, 03/01/2018	56	56
5.00%, 04/01/2018	2,493	2,553
4.50%, 05/01/2018	1,313	1,344
5.00%, 05/01/2018	3,777	3,867
5.00%, 05/01/2018	8,095	8,288
6.00%, 05/01/2018	888	895
3.73%, 06/01/2018	1,584,812	1,600,625
4.50%, 06/01/2018	2,160	2,212
5.00%, 06/01/2018	9,395	9,620
5.00%, 06/01/2018	6,216	6,364
5.00%, 06/01/2018	1,470	1,505
5.00%, 07/01/2018	11,542	11,818
4.50%, 08/01/2018	2,528	2,589
5.00%, 08/01/2018	6,907	7,072
5.00%, 09/01/2018	9,119	9,337
4.50%, 10/01/2018	5,839	5,978
5.00%, 10/01/2018	5,424	5,554
5.00%, 10/01/2018	5,419	5,549
4.50%, 11/01/2018	10,627	10,881
5.00%, 11/01/2018	15,262	15,627
5.00%, 11/01/2018	7,385	7,561

	Principal Amount	Value
5.00%, 11/01/2018	1,616	1,654
3.04%, 12/01/2018	1,238,000	1,257,676
5.00%, 12/01/2018	96	99
5.00%, 12/01/2018	23,796	24,365
9.50%, 12/01/2018	355	360
1.88%, 01/01/2019	180	180
6.00%, 01/01/2019	202	202
2.48%, 03/01/2019	222	224
4.50%, 03/01/2019	9,786	10,020
6.00%, 03/01/2019	2,681	2,718
3.50%, 04/01/2019	12,172	12,671
5.00%, 04/01/2019	871	892
5.00%, 04/01/2019	29,676	30,388
10.50%, 04/15/2019	1,457	1,482
2.19%, 05/01/2019	932,170	937,419
4.50%, 05/01/2019	2,641	2,704
2.45%, 06/01/2019	1,562,589	1,578,327
4.50%, 06/01/2019	22,029	22,556
1.94%, 07/01/2019	1,270,186	1,271,450
2.20%, 07/01/2019	708,983	713,267
2.37%, 07/01/2019	1,548,000	1,569,349
5.50%, 07/01/2019	27,981	28,555
6.00%, 07/01/2019	116	116
2.03%, 08/01/2019	239,717	241,794
2.88%, 08/01/2019	60	60
5.50%, 08/01/2019	26,184	26,696
5.00%, 09/01/2019	919	944
5.50%, 09/01/2019	24,548	25,203
5.00%, 10/01/2019	6,018	6,209
6.00%, 10/01/2019	3,253	3,317
4.13%, 11/01/2019	877,000	918,148
4.24%, 11/01/2019	337,584	355,122
4.50%, 11/01/2019	15,617	15,991
4.50%, 11/01/2019	9,240	9,473
4.50%, 11/01/2019	4,436	4,543
1.47%, 12/01/2019	785,405	777,420
1.69%, 12/01/2019	1,032,000	1,026,344
4.18%, 12/01/2019	454,187	475,957
4.26%, 12/01/2019	935,440	982,049
4.50%, 12/01/2019	1,334,639	1,403,207
4.50%, 12/01/2019	14,034	14,370
4.28%, 01/01/2020	1,423,591	1,489,078
4.54%, 01/01/2020	322,148	339,888
5.50%, 01/01/2020	45,804	46,888
4.37%, 02/01/2020	1,111,085	1,171,525
4.40%, 02/01/2020	289,000	305,536
4.40%, 02/01/2020	6,347,000	6,719,175
5.50%, 03/01/2020	5,472	5,551
6.00%, 03/01/2020	5,782	5,917
4.00%, 04/01/2020	3,453	3,501
4.38%, 04/01/2020	1,617,644	1,710,334
2.01%, 06/01/2020	9,288,000	9,325,655
5.50%, 06/01/2020	36,049	36,406
5.50%, 06/01/2020	16,235	16,618
3.74%, 07/01/2020	549,991	576,314
3.93%, 07/01/2020	1,434,634	1,511,410
3.95%, 07/01/2020	826,000	871,871
4.07%, 07/01/2020	3,051,048	3,225,323
5.50%, 07/01/2020	8,650	8,771
3.89%, 08/01/2020	1,186,542	1,251,356
3.96%, 08/01/2020	958,173	1,012,619
4.30%, 08/01/2020	460,973	461,641
6.50%, 08/01/2020	2,908	2,993
3.43%, 09/01/2020	916,126	955,337
3.60%, 09/01/2020	184,797	193,664
3.85%, 09/01/2020	1,672,548	1,764,215
3.29%, 10/01/2020	774,746	803,426
3.36%, 10/01/2020	804,201	837,284
3.50%, 10/01/2020	1,106,164	1,156,741
3.54%, 10/01/2020	991,000	1,036,491

	Principal Amount	Value
3.59%, 10/01/2020	1,470,006	1,541,660
3.92%, 10/01/2020	677,974	716,369
3.23%, 11/01/2020	569,688	590,199
3.27%, 11/01/2020	767,722	797,385
2.00%, 12/01/2020	1,548,000	1,549,938
3.48%, 12/01/2020	857,599	896,122
3.54%, 12/01/2020	838,121	875,083
3.62%, 12/01/2020	1,650,514	1,734,150
3.70%, 12/01/2020	365,839	384,670
3.83%, 12/01/2020	874,276	922,988
3.56%, 01/01/2021	1,918,951	2,011,923
3.87%, 01/01/2021	1,151,816	1,219,426
3.93%, 01/01/2021	392,864	416,658
4.05%, 01/01/2021	482,000	513,626
4.28%, 01/01/2021	691,446	740,829
4.45%, 01/01/2021	412,895	442,892
4.33%, 02/01/2021	484,888	519,305
4.16%, 03/01/2021	1,673,765	1,783,712
6.00%, 03/01/2021	24,889	26,099
8.00%, 03/01/2021	48	48
4.25%, 04/01/2021	784,000	840,894
4.25%, 04/01/2021	1,032,000	1,106,891
4.30%, 04/01/2021	291,847	312,920
4.33%, 04/01/2021	706,672	758,245
6.00%, 04/01/2021	8,069	8,438
6.00%, 04/01/2021	22,870	23,514
4.36%, 05/01/2021	1,481,342	1,593,376
4.39%, 05/01/2021	745,258	801,854
3.97%, 06/01/2021	618,364	659,286
4.02%, 06/01/2021	691,000	739,510
4.10%, 06/01/2021	664,316	711,309
4.19%, 06/01/2021	534,671	572,370
4.24%, 06/01/2021	1,673,573	1,794,790
4.26%, 06/01/2021	707,357	753,896
4.30%, 06/01/2021	1,226,333	1,317,130
4.34%, 06/01/2021	1,858,000	2,014,730
4.48%, 06/01/2021	929,000	1,006,072
3.86%, 07/01/2021	934,600	993,244
3.89%, 07/01/2021	900,920	959,030
3.94%, 07/01/2021	1,032,000	1,102,365
3.99%, 07/01/2021	519,651	554,690
4.06%, 07/01/2021	984,663	1,054,436
4.26%, 07/01/2021	2,223,783	2,389,642
4.31%, 07/01/2021	882,579	947,584
6.00%, 07/01/2021	4,011	4,115
4.05%, 08/01/2021	171,858	184,062
4.13%, 08/01/2021	762,159	815,568
4.50%, 08/01/2021	2,838,000	3,101,095
6.00%, 08/01/2021	41,965	43,818
3.77%, 09/01/2021	2,776,000	2,942,919
3.85%, 09/01/2021	842,671	896,861
3.88%, 09/01/2021	997,146	1,063,078
3.89%, 09/01/2021	1,428,130	1,522,968
3.92%, 09/01/2021	641,888	684,975
3.31%, 10/01/2021	1,645,329	1,717,743
3.40%, 10/01/2021	340,916	357,094
4.07%, 10/01/2021	1,756,428	1,886,705
3.43%, 11/01/2021	971,153	1,019,202
5.00%, 11/01/2021	79,650	81,556
3.03%, 12/01/2021	928,075	960,372
3.31%, 12/01/2021	376,283	393,230
3.42%, 12/01/2021	5,011,965	5,308,201
3.83%, 12/01/2021	1,548,000	1,654,383
6.00%, 12/01/2021	23,633	24,799
2.97%, 01/01/2022	744,428	768,779
3.03%, 01/01/2022	848,200	877,588
3.09%, 01/01/2022	1,301,249	1,350,233
3.12%, 01/01/2022	1,229,271	1,277,473
3.20%, 01/01/2022	820,552	855,166
2.99%, 02/01/2022	279,625	289,099

	Principal Amount	Value
3.06%, 02/01/2022	863,000	895,747
3.14%, 02/01/2022	466,663	485,192
1.80%, 03/01/2022	923,834	926,973
2.75%, 03/01/2022	934,857	959,107
3.08%, 03/01/2022	409,141	424,580
3.14%, 03/01/2022	290,585	302,185
3.21%, 03/01/2022	310,000	322,339
2.70%, 04/01/2022	1,569,098	1,606,393
3.08%, 04/01/2022	978,017	1,015,853
3.73%, 04/01/2022	2,390,646	2,536,789
6.50%, 04/01/2022	21,215	22,330
2.77%, 05/01/2022	1,648,646	1,693,457
2.86%, 05/01/2022	1,410,015	1,453,759
2.94%, 05/01/2022	1,033,176	1,066,556
3.02%, 05/01/2022	653,720	677,175
3.10%, 05/01/2022	771,537	802,053
3.12%, 05/01/2022	942,111	979,992
6.50%, 05/01/2022	5,454	6,036
2.60%, 06/01/2022	831,790	846,312
2.76%, 06/01/2022	1,605,000	1,647,769
2.67%, 07/01/2022	624,000	638,339
2.69%, 07/01/2022	987,100	1,010,079
2.71%, 07/01/2022	1,000,000	1,024,689
2.82%, 07/01/2022	1,069,861	1,101,433
2.65%, 08/01/2022	1,032,000	1,054,795
2.47%, 09/01/2022	374,927	379,879
4.03%, 09/01/2022	1,198,504	1,297,219
2.39%, 10/01/2022	638,606	644,854
2.52%, 10/01/2022	960,064	974,837
2.57%, 10/01/2022	596,009	606,856
2.64%, 10/01/2022	663,652	677,779
2.37%, 11/01/2022	471,406	471,800
2.38%, 11/01/2022	854,993	862,797
2.41%, 11/01/2022	591,644	597,903
2.44%, 11/01/2022	812,906	822,677
2.45%, 11/01/2022	1,401,000	1,415,881
2.47%, 11/01/2022	516,000	521,915
2.55%, 11/01/2022	1,238,784	1,260,164
2.55%, 11/01/2022	395,710	402,539
7.50%, 11/01/2022	1,900	2,012
2.24%, 12/01/2022	639,978	641,336
2.28%, 12/01/2022	1,015,249	1,019,405
2.32%, 12/01/2022	375,574	377,885
2.34%, 12/01/2022	2,338,566	2,353,783
2.38%, 12/01/2022	491,889	496,283
2.39%, 12/01/2022	1,044,919	1,054,791
2.40%, 12/01/2022	1,632,000	1,645,416
2.42%, 12/01/2022	1,159,345	1,171,967
2.66%, 12/01/2022	1,500,000	1,532,346
6.50%, 12/01/2022	20,695	22,903
1.35%, 01/01/2023	4,274,826	4,261,635
1.39%, 01/01/2023	760,038	763,664
2.15%, 01/01/2023	481,618	480,457
2.33%, 01/01/2023	1,695,084	1,705,837
2.34%, 01/01/2023	1,354,015	1,372,600
2.37%, 01/01/2023	1,086,796	1,094,014
2.45%, 01/01/2023	724,834	733,710
2.51%, 01/01/2023	949,000	957,591
2.60%, 01/01/2023	763,573	778,567
1.38%, 02/01/2023	1,135,000	1,137,234
2.40%, 02/01/2023	1,465,000	1,476,547
2.45%, 02/01/2023	1,290,000	1,302,777
6.00%, 02/01/2023	245,439	262,460
2.49%, 03/01/2023	793,189	803,009
2.50%, 04/01/2023	1,445,000	1,458,540
2.64%, 04/01/2023	350,614	357,613
2.71%, 04/01/2023	599,787	610,712
2.52%, 05/01/2023	3,302,000	3,335,726
2.54%, 05/01/2023	310,000	314,492
5.00%, 05/01/2023	19,920	20,937

	Principal Amount	Value
2.42%, 06/01/2023	889,753	897,253
2.77%, 06/01/2023	1,753,227	1,794,738
2.77%, 06/01/2023	929,000	951,367
2.64%, 07/01/2023	413,000	419,851
3.67%, 07/01/2023	4,850,000	5,188,074
3.74%, 07/01/2023	561,295	597,667
3.59%, 08/01/2023	1,135,000	1,206,958
4.18%, 09/01/2023	1,402,917	1,526,084
3.76%, 10/01/2023	964,279	1,028,945
3.38%, 12/01/2023	2,500,000	2,628,480
3.50%, 12/01/2023	2,234,000	2,362,840
3.45%, 01/01/2024	1,788,823	1,888,129
6.00%, 01/01/2024	68,249	73,625
6.00%, 01/01/2024	199,244	214,758
7.00%, 01/01/2024	474	526
6.50%, 02/01/2024	92,517	100,062
10.00%, 02/01/2024	475	477
3.76%, 03/01/2024	1,265,000	1,355,916
8.00%, 05/01/2024	643	706
6.00%, 07/01/2024	47,194	50,833
6.50%, 07/01/2024	44,394	49,131
8.50%, 07/01/2024	1,450	1,634
5.00%, 08/01/2024	76,499	81,121
1.48%, 09/01/2024	3,670,657	3,676,308
7.50%, 10/01/2024	619	678
1.37%, 12/01/2024	5,000,000	5,006,708
2.90%, 12/01/2024	2,000,000	2,034,824
2.92%, 12/01/2024	1,000,000	1,019,096
3.08%, 12/01/2024	1,946,746	2,009,353
3.11%, 12/01/2024	2,500,000	2,579,196
2.93%, 01/01/2025	1,957,320	2,001,473
2.99%, 01/01/2025	1,568,798	1,610,238
3.64%, 01/01/2025	560,909	595,230
3.07%, 02/01/2025	4,995,000	5,143,000
2.70%, 04/01/2025	5,000,000	5,037,691
2.81%, 04/01/2025	1,400,000	1,412,488
6.50%, 04/01/2025	6,242	6,908
2.68%, 05/01/2025	1,930,386	1,950,354
8.50%, 05/01/2025	74	74
5.50%, 07/01/2025	87,675	97,045
3.00%, 08/15/2025 (3)	25,500,000	26,141,485
3.10%, 09/01/2025	5,000,000	5,131,415
3.77%, 12/01/2025	3,500,000	3,752,907
3.50%, 01/01/2026	467,277	487,110
7.00%, 04/01/2026	5,822	6,112
6.00%, 07/01/2026	49,985	56,212
3.29%, 08/01/2026	1,500,000	1,552,365
3.29%, 08/01/2026	3,000,000	3,102,324
4.55%, 08/01/2026	1,007,554	1,114,096
4.76%, 08/01/2026	1,038,772	1,164,220
4.77%, 08/01/2026	660,826	735,554
6.50%, 08/01/2026	85,014	94,086
3.25%, 09/01/2026	1,500,000	1,547,777
2.29%, 10/01/2026	10,627,206	10,236,031
3.24%, 10/01/2026	1,910,643	1,969,368
3.12%, 11/01/2026	1,000,000	1,008,203
3.29%, 11/01/2026	2,000,000	2,069,706
3.14%, 12/01/2026	1,912,053	1,957,071
3.24%, 12/01/2026	1,500,000	1,544,430
3.26%, 12/01/2026	991,913	1,024,161
4.66%, 12/01/2026	1,130,170	1,258,008
3.12%, 02/01/2027	1,468,395	1,502,517
3.25%, 02/01/2027	5,966,460	6,133,471
3.34%, 02/01/2027	1,500,000	1,572,911
2.91%, 03/01/2027	10,000,000	10,048,693
3.13%, 03/01/2027	6,835,000	6,964,850
3.50%, 03/01/2027	2,881,730	3,000,590
8.00%, 03/01/2027	7,419	8,226
3.00%, 04/01/2027	830,479	854,614
3.03%, 04/01/2027	1,500,000	1,520,954

	Principal Amount	Value
2.79%, 05/01/2027	2,000,000	1,995,973
2.81%, 05/01/2027	2,000,000	2,001,762
2.83%, 05/01/2027	8,000,000	7,970,106
3.00%, 05/01/2027	4,928,871	5,072,331
4.00%, 05/01/2027	3,728,901	3,909,582
3.00%, 06/01/2027	2,000,000	2,016,385
8.00%, 06/01/2027	7,020	7,800
3.50%, 07/01/2027	3,790,181	3,950,116
3.50%, 07/01/2027	8,193,568	8,550,732
6.00%, 07/01/2027	64,423	72,449
2.37%, 09/01/2027	5,518	5,560
2.50%, 09/01/2027	658,330	665,998
7.00%, 09/01/2027	1,019	1,166
6.00%, 11/01/2027	29,120	32,748
2.50%, 12/01/2027	1,491,467	1,508,881
6.00%, 12/01/2027	83,464	93,863
6.00%, 01/01/2028	144,168	162,129
2.50%, 03/01/2028	5,171,393	5,230,076
2.50%, 04/01/2028	6,107,569	6,176,811
5.00%, 05/01/2028	29,797	32,524
2.86%, 06/01/2028	4,300,000	4,292,234
8.00%, 06/01/2028	4,593	5,146
9.50%, 07/01/2028	1,027	1,085
2.57%, 08/01/2028	5,400,000	5,204,394
2.64%, 08/01/2028	3,398,841	3,293,952
3.00%, 08/01/2028	2,006,558	2,060,557
2.58%, 09/01/2028	3,830,000	3,685,320
2.59%, 09/01/2028	7,552,000	7,267,270
3.00%, 09/01/2028	3,006,137	3,089,235
8.00%, 09/01/2028	12,174	13,841
2.50%, 10/01/2028	715,276	723,377
2.55%, 10/01/2028	9,300,000	8,936,467
2.62%, 10/01/2028	9,733,000	9,505,619
6.00%, 10/01/2028	116,036	130,492
8.00%, 11/01/2028	33,688	40,103
2.69%, 12/01/2028	4,567,000	4,424,843
3.00%, 12/01/2028	1,209,826	1,242,384
6.00%, 12/01/2028	4,390	4,937
6.00%, 01/01/2029	5,283	5,994
7.00%, 01/01/2029	8,636	9,417
3.21%, 03/01/2029	10,000,000	10,186,965
3.94%, 03/01/2029	3,770	3,898
6.50%, 03/01/2029	20,700	23,535
3.34%, 04/01/2029	5,187,215	5,351,028
4.50%, 08/01/2029	241,861	259,936
4.50%, 09/01/2029	281,238	302,242
6.00%, 09/01/2029	78,668	88,470
3.63%, 10/01/2029	1,447,059	1,526,503
6.50%, 11/01/2029	725,768	823,825
4.50%, 01/01/2030	421,789	453,404
3.55%, 02/01/2030	1,500,000	1,572,756
2.50%, 04/01/2030	3,011,079	3,036,893
3.03%, 04/01/2030	3,500,000	3,482,542
3.08%, 04/01/2030	2,000,000	2,007,827
2.50%, 05/01/2030	3,755,624	3,787,858
2.92%, 05/01/2030	4,000,000	3,851,616
2.94%, 05/01/2030	2,500,000	2,466,201
2.96%, 06/01/2030	1,993,618	1,990,569
3.13%, 06/01/2030	1,000,000	980,666
3.20%, 06/01/2030	1,000,000	1,012,485
3.30%, 07/01/2030	1,005,000	1,026,234
3.34%, 07/01/2030	1,500,000	1,539,023
3.39%, 09/01/2030	1,943,292	1,999,077
3.26%, 10/01/2030	5,103,632	5,201,448
3.00%, 02/01/2031	14,553,650	14,945,311
5.00%, 04/01/2031	167,790	186,155
2.00%, 08/01/2031	3,752,533	3,673,108
6.50%, 08/01/2031	17,538	20,223
2.50%, 10/01/2031	2,494,568	2,508,768
4.00%, 11/01/2031	7,005,367	7,442,951

	Principal Amount	Value
4.00%, 02/01/2032	471,058	495,327
6.50%, 02/01/2032	82,357	93,328
3.32%, 04/01/2032	6,293,583	6,440,344
7.00%, 06/01/2032	5,535	5,878
3.50%, 07/01/2032	167,397	174,795
7.00%, 08/01/2032	1,292	1,316
5.50%, 11/01/2032	65,232	74,903
3.50%, 12/01/2032	440,933	458,607
5.00%, 12/01/2032	932	961
6.00%, 12/01/2032	28,133	32,132
6.00%, 12/01/2032	213,957	243,745
3.50%, 02/01/2033	787,979	819,565
5.50%, 02/01/2033	3,103	3,471
7.00%, 02/01/2033	1,702	1,830
5.50%, 03/01/2033	112,593	127,052
6.00%, 03/01/2033	2,795	3,147
6.00%, 03/01/2033	7,959	8,976
6.00%, 03/01/2033	4,629	5,223
6.00%, 03/01/2033	4,405	4,965
6.00%, 03/01/2033	7,250	8,266
5.50%, 04/01/2033	77,551	86,787
6.00%, 05/01/2033	27,012	31,135
3.50%, 06/01/2033	293,812	305,660
5.00%, 06/01/2033	21,443	23,576
7.00%, 06/01/2033	131,464	154,855
5.00%, 07/01/2033	27,161	29,862
5.00%, 07/01/2033	22,114	24,469
5.50%, 07/01/2033	17,656	19,622
3.07%, 08/01/2033	37,612	39,458
6.00%, 08/01/2033	12,672	14,554
2.76%, 09/01/2033	50,958	52,750
3.10%, 09/01/2033	20,403	21,784
5.50%, 09/01/2033	300,788	336,008
6.00%, 09/01/2033	15,489	17,042
6.00%, 09/01/2033	16,392	18,529
3.50%, 10/01/2033	14,442,540	15,071,561
4.50%, 10/01/2033	6,847,997	7,377,729
2.98%, 11/01/2033	47,497	50,227
4.50%, 11/01/2033	25,206	27,110
5.00%, 11/01/2033	7,272	7,978
5.00%, 11/01/2033	5,054,872	5,544,766
5.00%, 11/01/2033	323,270	354,587
5.50%, 11/01/2033	5,763	6,452
4.00%, 12/01/2033	62,833	66,070
5.50%, 12/01/2033	116,196	132,849
2.91%, 01/01/2034	3,369	3,379
3.23%, 01/01/2034	15,945	16,725
5.50%, 01/01/2034	10,437	11,896
5.50%, 03/01/2034	11,515	12,989
5.00%, 04/01/2034	145,040	161,606
5.00%, 05/01/2034	45,761	50,829
3.29%, 06/01/2034	61,225	64,408
2.68%, 07/01/2034	5,485	5,800
2.46%, 08/01/2034	38,985	40,262
2.90%, 08/01/2034	27,848	29,309
3.00%, 08/01/2034	9,142	9,654
2.79%, 09/01/2034	6,567	6,933
4.50%, 09/01/2034	34,793	37,375
5.50%, 09/01/2034	26,908	30,118
2.74%, 10/01/2034	24,369	25,915
2.92%, 10/01/2034	51,176	54,107
5.50%, 10/01/2034	34,145	36,232
2.54%, 11/01/2034	11,409	11,992
3.09%, 11/01/2034	25,443	26,819
3.57%, 11/01/2034	1,413,135	1,464,191
3.61%, 11/01/2034	1,437,833	1,497,531
5.50%, 11/01/2034	85,612	95,901
6.00%, 11/01/2034	7,267	8,300
5.00%, 12/01/2034	39,381	43,220
5.00%, 12/01/2034	371,963	408,216

	Principal Amount	Value
5.50%, 12/01/2034	5,074,760	5,683,554
2.85%, 01/01/2035	324,423	336,758
3.20%, 01/01/2035	13,811	14,512
5.00%, 01/01/2035	39,520	43,883
7.50%, 01/01/2035	57,714	68,587
2.85%, 02/01/2035	20,155	20,850
5.00%, 02/01/2035	951,606	1,041,227
5.00%, 02/01/2035	4,449,601	4,882,111
5.50%, 02/01/2035	93,398	104,617
3.15%, 03/01/2035	56,075	58,960
7.50%, 03/01/2035	64,120	74,434
2.98%, 04/01/2035	66,407	69,794
3.45%, 04/01/2035	1,935,032	1,978,584
6.00%, 04/01/2035	135,694	155,024
3.17%, 05/01/2035	44,959	47,292
3.42%, 05/01/2035	9,348	9,769
3.12%, 06/01/2035	3,400,000	3,357,439
5.00%, 06/01/2035	32,106	35,144
5.00%, 06/01/2035	780,260	856,492
2.68%, 07/01/2035	48,560	51,229
5.00%, 07/01/2035	4,198,046	4,608,047
5.00%, 07/01/2035	32,974	36,181
5.00%, 07/01/2035	3,708,118	4,069,327
2.64%, 08/01/2035	7,938	8,349
2.86%, 09/01/2035	32,626	34,169
5.00%, 09/01/2035	82,899	92,319
3.19%, 10/01/2035	68,827	72,867
5.00%, 10/01/2035	398,627	437,557
5.00%, 10/01/2035	594,273	651,879
5.50%, 12/01/2035	49,219	53,108
2.67%, 01/01/2036	144,536	151,224
2.94%, 01/01/2036	66,237	69,700
3.88%, 01/01/2036	3,738	3,794
5.00%, 01/01/2036	74,687	82,003
6.50%, 01/01/2036	418,737	478,377
3.81%, 02/01/2036	23,116	24,383
5.00%, 02/01/2036	58,338	64,040
6.00%, 02/01/2036	6,357	6,982
7.00%, 02/01/2036	50,223	56,336
3.82%, 03/01/2036	525,768	556,738
7.00%, 03/01/2036	2,219	2,477
5.50%, 04/01/2036	106,732	119,434
6.50%, 04/01/2036	1,047	1,058
3.59%, 05/01/2036	32,304	34,290
5.50%, 05/01/2036	90,741	102,090
5.50%, 05/01/2036	140,963	156,939
3.15%, 06/01/2036	237,459	252,201
3.48%, 06/01/2036	54,808	58,429
3.50%, 06/01/2036	37,776	39,886
3.02%, 07/01/2036	89,375	94,406
6.50%, 07/01/2036	8,417	9,702
2.65%, 08/01/2036	52,675	55,579
2.95%, 08/01/2036	63,963	65,346
3.06%, 08/01/2036	185,687	197,427
3.50%, 08/01/2036	21,718	22,604
6.50%, 08/01/2036	271,019	308,017
2.71%, 09/01/2036	243,835	252,316
2.86%, 09/01/2036	86,459	91,290
2.98%, 09/01/2036	46,633	48,290
3.03%, 09/01/2036	171,745	182,423
3.20%, 09/01/2036	49,384	52,092
5.50%, 09/01/2036	1,772,915	1,986,092
6.00%, 09/01/2036	483,807	550,082
2.50%, 10/01/2036	9,831,800	9,692,300
3.07%, 10/01/2036	110,370	116,479
3.33%, 10/01/2036	78,563	83,468
3.38%, 10/01/2036	144,755	153,999
6.50%, 10/01/2036	61,175	70,144
3.00%, 11/01/2036	9,515,007	9,662,226
3.39%, 11/01/2036	39,661	41,965

	Principal Amount	Value
3.60%, 11/01/2036	46,706	49,599
5.50%, 11/01/2036	35,698	39,896
6.00%, 11/01/2036	77,541	88,064
2.50%, 12/01/2036	5,494,086	5,416,133
3.31%, 12/01/2036	220,105	231,953
3.44%, 12/01/2036	41,865	44,267
7.00%, 12/01/2036	8,017	8,771
2.72%, 01/01/2037	77,235	80,104
3.47%, 01/01/2037	50,167	53,076
6.50%, 01/01/2037	164,179	184,404
7.50%, 01/01/2037	14,900	16,079
2.76%, 02/01/2037	113,142	117,686
3.30%, 02/01/2037	108,848	114,153
5.50%, 03/01/2037	682,674	763,216
6.00%, 03/01/2037	139,037	149,954
7.00%, 03/01/2037	25,047	28,330
3.48%, 04/01/2037	244,503	258,269
5.50%, 04/01/2037	221,775	248,116
7.00%, 04/01/2037	20,723	23,094
7.00%, 04/01/2037	113,378	132,264
3.50%, 05/01/2037	7,274,872	7,544,770
5.50%, 05/01/2037	375,807	419,760
6.50%, 05/01/2037	8,615	8,842
7.50%, 05/01/2037	45,508	52,354
2.61%, 07/01/2037	122,066	126,816
2.72%, 07/01/2037	8,616	8,956
3.04%, 07/01/2037	274,884	292,419
3.11%, 07/01/2037	111,159	117,871
5.00%, 07/01/2037	1,079,938	1,185,104
5.00%, 07/01/2037	806,269	885,027
5.00%, 07/01/2037	290,549	318,531
3.82%, 08/01/2037	228,633	241,906
5.50%, 08/01/2037	2,733,340	3,062,702
5.50%, 08/01/2037	1,372,392	1,540,521
6.50%, 08/01/2037	48,725	56,597
6.50%, 08/01/2037	37,756	43,774
2.71%, 09/01/2037	40,060	42,123
3.03%, 09/01/2037	10,819	11,103
3.06%, 09/01/2037	125,142	132,744
3.25%, 09/01/2037	14,647	15,004
5.08%, 09/01/2037	22,067	22,951
6.00%, 09/01/2037	106,128	120,709
7.00%, 09/01/2037	88,411	103,190
6.50%, 10/01/2037	110,311	123,756
7.50%, 10/01/2037	239,056	282,756
2.62%, 11/01/2037	86,201	90,914
2.79%, 11/01/2037	241,910	254,102
7.50%, 11/01/2037	84,119	97,548
8.00%, 11/01/2037	16,730	18,563
2.84%, 12/01/2037	444,302	470,006
3.41%, 01/01/2038	26,566	27,656
5.50%, 01/01/2038	209,003	233,396
8.00%, 01/01/2038	7,733	9,233
5.00%, 02/01/2038	136,665	149,975
5.50%, 02/01/2038	270,581	303,240
6.00%, 04/01/2038	38,467	43,262
5.50%, 05/01/2038	45,406	48,933
6.00%, 05/01/2038	365,970	413,579
5.50%, 06/01/2038	208,632	233,017
5.50%, 06/01/2038	1,552,731	1,727,800
5.50%, 09/01/2038	1,215,727	1,361,544
7.00%, 09/01/2038	84,664	104,205
6.50%, 10/01/2038	132,413	150,597
6.50%, 10/01/2038	511,858	577,399
7.00%, 10/01/2038	139,126	165,739
6.00%, 11/01/2038	88,769	102,317
7.00%, 11/01/2038	79,857	93,425
7.50%, 11/01/2038	63,282	77,541
7.00%, 12/01/2038	240,547	285,072
5.00%, 01/01/2039	3,348,484	3,654,989

	Principal Amount	Value
7.00%, 01/01/2039	409,341	473,973
7.50%, 04/01/2039	279,946	342,716
5.00%, 06/01/2039	4,637,859	5,084,783
5.50%, 06/01/2039	28,106	30,242
5.00%, 09/01/2039	182,173	199,333
5.50%, 09/01/2039	138,196	153,723
4.50%, 11/01/2039	36,736	39,565
5.50%, 12/01/2039	152,027	169,141
6.00%, 12/01/2039	1,857,639	2,105,659
5.50%, 01/01/2040	809,132	919,187
4.00%, 07/01/2040 (3)	128,935,000	135,512,696
4.00%, 07/01/2040	7,154,155	7,553,335
5.50%, 07/01/2040 (3)	8,000,000	8,862,969
4.00%, 08/01/2040	253,451	267,643
4.50%, 08/01/2040	5,402,661	5,834,915
4.50%, 08/01/2040	2,042,350	2,209,498
4.50%, 08/01/2040	5,688,607	6,150,453
5.00%, 08/01/2040	471,694	517,492
5.00%, 08/01/2040	1,035,037	1,132,031
4.00%, 08/15/2040 (3)	20,000,000	20,983,984
4.00%, 09/01/2040	1,883,797	1,989,019
4.00%, 10/01/2040	2,161,616	2,282,011
6.00%, 10/01/2040	2,435,498	2,763,426
3.50%, 12/01/2040	155,873	160,934
4.00%, 12/01/2040	343,809	362,674
4.00%, 12/01/2040	1,853,813	1,957,179
4.50%, 12/01/2040	2,320,105	2,508,882
4.50%, 12/01/2040	7,986,145	8,635,646
4.00%, 01/01/2041	2,475,733	2,613,739
4.00%, 01/01/2041	2,195,150	2,317,187
4.00%, 01/01/2041	751,610	793,286
4.00%, 01/01/2041	1,476,518	1,558,277
4.00%, 01/01/2041	2,513,301	2,653,307
4.00%, 01/01/2041	1,062,205	1,121,004
4.00%, 01/01/2041	331,929	350,296
3.50%, 02/01/2041	13,034,474	13,456,153
4.00%, 02/01/2041	3,540,026	3,736,567
4.00%, 02/01/2041	92,183	97,229
4.00%, 02/01/2041	2,071,435	2,187,610
4.50%, 03/01/2041	1,643,618	1,777,622
5.50%, 03/01/2041	65,933	73,847
4.50%, 04/01/2041	1,498,945	1,620,802
4.50%, 05/01/2041	2,715,466	2,932,943
6.00%, 07/01/2041	6,473,578	7,332,830
3.50%, 07/15/2041 (3)	80,295,000	82,444,168
4.50%, 07/15/2041 (3)	55,285,000	59,288,801
4.00%, 09/01/2041	406,534	428,887
4.00%, 10/01/2041	1,584,367	1,672,230
4.00%, 10/01/2041	1,079,780	1,139,189
3.50%, 11/01/2041	5,528,267	5,701,909
3.50%, 11/01/2041	545,515	562,728
3.50%, 12/01/2041	10,241,090	10,564,230
4.00%, 12/01/2041	2,078,053	2,191,560
4.00%, 12/01/2041	3,160,791	3,334,675
4.00%, 01/01/2042	4,806,094	5,070,482
4.50%, 01/01/2042	3,669,381	3,967,072
3.50%, 02/01/2042	673,075	694,350
4.00%, 03/01/2042	207,394	216,116
3.00%, 05/01/2042	751,156	754,176
3.50%, 05/01/2042	10,823,710	11,163,317
5.00%, 05/01/2042	3,449,440	3,771,045
3.50%, 06/01/2042	2,398,731	2,474,417
3.50%, 07/01/2042	1,647,911	1,699,663
3.50%, 07/01/2042	5,643,154	5,819,234
4.00%, 07/01/2042	593,586	629,242
4.00%, 07/01/2042	1,086,579	1,151,725
4.00%, 07/01/2042	558,795	592,037
4.00%, 07/01/2042	662,047	701,432
4.00%, 08/01/2042	7,718,786	8,143,568
3.50%, 09/01/2042	7,375,534	7,605,643

	Principal Amount	Value
3.50%, 09/01/2042	1,337,984	1,380,582
3.00%, 10/01/2042	6,838,908	6,866,450
3.50%, 10/01/2042	1,042,411	1,074,718
3.50%, 10/01/2042	570,931	589,207
3.00%, 11/01/2042	2,636,892	2,647,512
3.50%, 11/01/2042	9,562,177	9,857,566
3.50%, 11/01/2042	4,055,415	4,179,857
4.50%, 11/01/2042	13,174,127	14,242,592
3.00%, 12/01/2042	1,589,120	1,595,520
3.00%, 12/01/2042	152,711	153,324
3.00%, 01/01/2043	2,217,384	2,226,289
3.00%, 01/01/2043	1,340,444	1,345,841
3.00%, 01/01/2043	2,340,817	2,350,241
3.00%, 01/01/2043	2,118,274	2,120,893
3.50%, 01/01/2043	1,477,498	1,522,869
3.50%, 01/01/2043	1,099,269	1,134,339
3.00%, 02/01/2043	1,193,454	1,194,940
3.50%, 02/01/2043	98,838	101,856
3.50%, 02/01/2043	98,296	101,375
3.50%, 03/01/2043	769,072	793,669
3.50%, 03/01/2043	2,070,306	2,135,805
3.00%, 04/01/2043	1,673,327	1,680,057
3.00%, 04/01/2043	3,783,498	3,798,543
3.50%, 04/01/2043	2,493,963	2,574,335
3.50%, 04/01/2043	6,556,315	6,753,908
3.00%, 05/01/2043	201,285	202,054
3.00%, 05/01/2043	363,888	365,332
3.00%, 05/01/2043	14,295,474	14,352,201
3.00%, 05/01/2043	496,961	498,902
3.50%, 05/01/2043	131,450	135,724
3.50%, 05/01/2043	2,769,056	2,857,384
3.50%, 05/01/2043	2,077,520	2,143,675
3.50%, 05/01/2043	1,047,904	1,081,249
3.00%, 06/01/2043	340,977	342,311
3.00%, 06/01/2043	9,470,813	9,506,977
3.00%, 06/01/2043	118,084	118,559
3.00%, 06/01/2043	984,732	988,697
3.00%, 06/01/2043	147,723	148,310
3.00%, 06/01/2043	782,582	785,573
3.50%, 06/01/2043	2,469,706	2,548,462
3.00%, 07/01/2043	1,395,594	1,400,917
3.00%, 07/01/2043	542,057	544,128
3.00%, 07/01/2043	419,473	421,051
3.00%, 07/01/2043	4,371,106	4,388,036
3.00%, 07/01/2043	10,511,774	10,552,490
3.00%, 07/01/2043	1,966,677	1,973,889
3.00%, 07/01/2043	102,710	103,108
3.00%, 07/01/2043	446,813	448,543
3.00%, 07/01/2043	154,623	155,197
3.00%, 07/01/2043	617,706	620,130
3.00%, 07/01/2043	114,326	114,757
3.50%, 07/01/2043	12,893,516	13,301,445
4.00%, 07/01/2043	1,467,516	1,555,716
3.00%, 08/01/2043	2,122,209	2,129,772
3.00%, 08/01/2043	4,434,775	4,451,249
3.00%, 08/01/2043	2,329,799	2,338,566
3.00%, 08/01/2043	5,062,447	5,082,837
3.00%, 08/01/2043	1,140,189	1,144,779
3.00%, 09/01/2043	80,916	81,192
3.00%, 09/01/2043	145,865	146,358
3.00%, 09/01/2043	1,998,664	2,006,097
3.00%, 09/01/2043	3,367,676	3,380,006
5.00%, 09/01/2043	1,878,008	2,049,912
2.50%, 10/01/2043	2,925,811	2,832,573
3.00%, 10/01/2043	62,975	63,228
3.00%, 10/01/2043	141,114	141,682
3.00%, 10/01/2043	122,431	122,886
4.00%, 11/01/2043	5,738,714	6,038,735
4.00%, 12/01/2043	242,017	254,537
4.00%, 12/01/2043	2,915,926	3,094,545

	Principal Amount	Value
3.00%, 02/01/2044	9,600,675	9,639,181
4.00%, 09/01/2044	2,163,081	2,274,528
4.00%, 11/01/2044	4,989,930	5,283,045
3.50%, 02/01/2045	11,535,266	11,895,775
3.00%, 04/01/2045	10,903,672	10,920,554
3.50%, 04/01/2045	17,682,328	18,166,777
3.00%, 05/01/2045	5,506,091	5,528,280
3.50%, 06/01/2045	3,957,203	4,065,620
4.00%, 07/01/2045	12,139,124	12,821,828
3.50%, 08/01/2045	9,169,312	9,445,109
3.50%, 10/01/2045	1,814,706	1,877,740
3.50%, 11/01/2045	4,406,867	4,527,604
3.50%, 12/01/2045	3,801,790	3,925,309
4.00%, 12/01/2045	2,294,090	2,412,286
4.00%, 12/01/2045	10,713,473	11,265,455
3.50%, 01/01/2046	14,586,062	14,985,682
4.00%, 01/01/2046	6,366,731	6,694,760
4.00%, 01/01/2046	5,315,958	5,627,845
3.50%, 02/01/2046	7,336,561	7,575,629
4.50%, 02/01/2046	13,553,736	14,639,266
3.50%, 03/01/2046	1,919,949	1,987,549
4.00%, 03/01/2046	10,403,874	11,014,929
4.00%, 03/01/2046	8,639,085	9,146,488
3.50%, 04/01/2046	7,902,605	8,137,541
2.50%, 05/01/2046	1,897,707	1,829,557
3.50%, 05/01/2046	3,249,960	3,361,490
3.50%, 06/01/2046	5,504,373	5,696,266
3.50%, 06/01/2046	8,851,860	9,132,767
3.50%, 06/01/2046	1,697,932	1,751,814
2.50%, 07/01/2046	3,847,031	3,708,878
3.50%, 07/01/2046	311,462	321,346
4.00%, 07/01/2046	9,377,198	9,927,973
3.00%, 08/01/2046	150,373	150,686
3.00%, 09/01/2046	451,394	452,335
3.00%, 09/01/2046	434,063	434,970
3.50%, 09/01/2046	4,067,865	4,189,440
4.00%, 10/01/2046	694,975	734,118
3.00%, 11/01/2046	1,240,686	1,243,279
3.50%, 11/01/2046	19,050,752	19,572,693
4.00%, 11/01/2046	1,672,126	1,772,556
3.50%, 12/01/2046	9,745,097	10,054,345
3.00%, 01/01/2047	9,891,468	9,882,985
3.00%, 01/01/2047	5,262,063	5,269,573
3.00%, 01/01/2047	1,955,615	1,959,706
3.50%, 03/01/2047	10,083,259	10,404,876
3.50%, 03/01/2047	10,306,411	10,635,147
3.50%, 04/01/2047	9,936,275	10,253,211
3.50%, 04/01/2047	2,693,779	2,779,699
4.50%, 04/01/2047	6,191,761	6,642,536
4.00%, 06/01/2047	3,700,000	3,960,338
4.50%, 06/01/2047	8,194,784	8,801,486
3.50%, 07/01/2047	10,345,800	10,675,809
6.00%, 11/01/2048	53,760	58,693
Fannie Mae REMIC Trust 2003-W1
5.54%, 12/25/2042	138,090	150,545
6.12%, 12/25/2042	36,618	41,899
Fannie Mae REMIC Trust 2003-W4
6.15%, 10/25/2042	20,871	24,583
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	797,457
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	114,500	130,558
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	200,001	229,235
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	183,384	208,011
Fannie Mae REMIC Trust 2007-W1
6.36%, 08/25/2047	24,707	27,444
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	43,217	49,062

	Principal Amount	Value
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	43,111	38,670
Fannie Mae REMIC Trust 2007-W7
31.88%, 07/25/2037	33,753	48,030
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	905,668	1,026,082
Fannie Mae REMICS
5.50%, 09/25/2017	7	7
5.00%, 10/25/2017	481	481
5.00%, 05/25/2018	5,076	5,128
4.75%, 09/25/2018	28,911	29,247
4.00%, 04/25/2019	7,768	7,942
8.00%, 07/25/2019	3,174	3,293
8.00%, 10/25/2019	993	1,038
4.00%, 11/25/2019	8,850	8,938
8.50%, 11/25/2019	661	699
9.00%, 11/25/2019	334	352
9.40%, 11/25/2019	505	533
7.50%, 12/25/2019	1,442	1,510
8.50%, 01/25/2020	164	174
8.80%, 01/25/2020	401	424
7.00%, 05/25/2020	154	164
5.50%, 06/25/2020	164	170
9.50%, 06/25/2020	273	294
7.00%, 07/25/2020	1,496	1,566
5.50%, 08/25/2020	220	228
6.50%, 08/25/2020	2,383	2,500
505.00%, 08/25/2020	4	24
1118.04%, 08/25/2020 IO	5	34
6.50%, 09/25/2020	1,022	1,070
7.00%, 09/25/2020	273	288
9.00%, 10/25/2020	1,202	1,287
19.78%, 11/25/2020	190	239
652.15%, 12/25/2020 IO	10	87
7.00%, 01/25/2021	361	380
5.00%, 03/25/2021	386	400
7.00%, 03/25/2021	14,719	15,448
15.55%, 05/25/2021	266	309
8.50%, 06/25/2021	339	369
8.75%, 06/25/2021	1,446	1,553
955.93%, 06/25/2021	6	44
6.50%, 07/25/2021	994	1,058
6.50%, 09/25/2021	88,616	94,896
13.88%, 09/25/2021	705	765
8.75%, 10/25/2021	2,627	2,791
24.18%, 12/25/2021	361	443
6.00%, 02/25/2022	88,835	96,847
6.50%, 02/25/2022	14,242	15,277
0.00%, 03/25/2022 PO	34,985	33,763
7.50%, 06/25/2022	97	106
7.00%, 07/25/2022	1,334	1,420
7.50%, 07/25/2022	14,702	15,995
8.00%, 07/25/2022	904	904
8.00%, 07/25/2022	17,244	19,063
1184.78%, 07/25/2022 IO	5	91
6.00%, 08/25/2022	2,465	2,632
6.50%, 08/25/2022	3,493	3,760
1.24%, 09/25/2022	1,374	1,373
5.50%, 09/25/2022	1,846	1,936
6.00%, 09/25/2022	112,946	123,701
7.50%, 09/25/2022	12,881	13,869
7.75%, 09/25/2022	6,435	7,064
8.00%, 09/25/2022	20,097	22,203
0.00%, 10/25/2022 PO	2,058	1,967
1.35%, 10/25/2022	1,140	1,154
7.00%, 10/25/2022	2,793	3,042
7.50%, 10/25/2022	9,051	9,936
7.90%, 01/25/2023	9,830	10,892
6.50%, 02/25/2023	3,928	4,217
7.00%, 02/25/2023	42,487	46,524

	Principal Amount	Value
15.50%, 02/25/2023	1,638	2,164
5.50%, 03/25/2023	194,050	209,390
6.50%, 03/25/2023	2,990	3,238
7.00%, 03/25/2023	25,353	27,462
7.50%, 03/25/2023	10,049	11,072
7.70%, 03/25/2023	4,205	4,637
0.00%, 04/25/2023 PO	1,529	1,457
5.50%, 04/25/2023	11,080	11,736
5.50%, 04/25/2023	358,478	387,980
6.00%, 04/25/2023	6,822	7,561
7.00%, 04/25/2023	8,957	9,701
17.47%, 04/25/2023 IO	7,769	2,453
19.03%, 04/25/2023	4,297	5,603
5.50%, 05/25/2023	85,855	91,922
7.00%, 05/25/2023	99,434	108,603
5.00%, 06/25/2023	57,178	58,229
5.28%, 06/25/2023 IO	56,890	3,814
4.50%, 07/25/2023	139,859	148,688
6.50%, 07/25/2023	2,340	2,537
6.79%, 07/25/2023	51,711	56,398
7.00%, 07/25/2023	50,673	55,485
7.00%, 07/25/2023	32,464	35,376
2.10%, 08/25/2023	5,965	6,055
6.83%, 08/25/2023 IO	1,741	178
6.88%, 08/25/2023	45,210	49,011
7.00%, 08/25/2023	80,869	88,322
8.49%, 08/25/2023 IO	41,055	7,113
0.00%, 09/25/2023 PO	1,470	1,405
0.00%, 09/25/2023 PO	3,787	3,593
1.87%, 09/25/2023	25,933	25,951
6.50%, 09/25/2023	4,252	4,638
12.50%, 09/25/2023	2,934	3,284
13.49%, 09/25/2023	2,363	2,845
6.50%, 10/25/2023	27,519	29,976
6.50%, 10/25/2023	63,561	70,460
10.50%, 10/25/2023	1,356	1,641
19.97%, 10/25/2023	3,779	5,234
26.93%, 10/25/2023	2,033	2,932
0.00%, 11/25/2023 PO	427	406
6.50%, 11/25/2023	24,233	26,863
1.82%, 12/25/2023	1,885	1,890
2.22%, 12/25/2023	5,207	5,263
6.50%, 12/25/2023	6,297	6,897
12.31%, 12/25/2023	2,423	2,948
20.24%, 12/25/2023	5,207	7,173
28.16%, 12/25/2023	6,400	9,357
5.00%, 02/25/2024 IO	75,459	3,981
5.00%, 03/25/2024 IO	36,564	975
5.00%, 03/25/2024 IO	27,263	945
6.50%, 03/25/2024	21,249	23,181
6.50%, 03/25/2024	116,837	127,553
7.00%, 04/25/2024	76,990	85,692
7.00%, 04/25/2024	172,260	188,003
5.50%, 07/25/2024	21,278	22,818
5.50%, 08/25/2024	198,757	215,512
5.00%, 11/25/2024	313,789	335,961
8.50%, 01/25/2025	3,907	4,140
8.80%, 01/25/2025	7,524	8,696
1.52%, 07/25/2025	30,367	30,406
5.50%, 08/25/2025	178,457	195,442
5.50%, 01/25/2026	128,527	137,086
27.17%, 10/25/2026	25,247	38,310
7.00%, 11/25/2026	42,043	46,641
1.84%, 03/25/2027 IO	22,501	640
1.84%, 03/25/2027 IO	7,419	229
7.50%, 04/18/2027	7,180	8,281
7.50%, 04/20/2027	10,693	12,341
6.50%, 04/25/2027	25,446	28,208
7.50%, 05/20/2027	44,540	51,462
1.62%, 05/25/2027	3,683,810	3,706,180

	Principal Amount	Value
6.50%, 07/18/2027	2,349	2,605
7.00%, 12/18/2027 IO	11,216	1,261
6.00%, 07/18/2028	13,347	15,045
6.38%, 07/25/2028 IO	395,401	56,966
3.00%, 12/25/2028	1,237,521	1,210,152
6.00%, 12/25/2028	7,620	8,257
6.93%, 12/25/2028 IO	12,695	1,639
5.00%, 03/25/2029	349,123	376,063
5.50%, 04/18/2029	33,026	36,239
6.35%, 04/25/2029	8,654	9,520
7.50%, 12/18/2029	12,618	14,508
7.50%, 02/25/2030	71,104	82,319
7.88%, 07/25/2030 IO	25,405	4,445
8.50%, 01/25/2031 IO	3,183	696
7.00%, 03/25/2031	8,714	10,127
3.50%, 04/25/2031	1,084,000	1,139,654
6.00%, 07/25/2031 IO	44,445	9,947
7.00%, 07/25/2031	24,998	29,033
7.00%, 08/25/2031	45,853	52,451
6.50%, 09/25/2031	10,598	12,029
7.00%, 09/25/2031	10,786	12,523
7.00%, 09/25/2031	12,084	13,939
7.00%, 09/25/2031	66,116	76,899
20.24%, 09/25/2031	33,533	48,753
6.50%, 10/25/2031	8,568	9,443
19.30%, 10/25/2031	20,877	28,791
6.00%, 11/25/2031	79,290	89,421
7.00%, 11/25/2031	83,137	96,821
13.08%, 11/25/2031	23,859	32,433
14.63%, 12/25/2031	2,604	3,315
0.00%, 01/25/2032 PO	3,348	3,069
21.24%, 02/25/2032	9,193	15,267
1.60%, 03/25/2032 IO	89,583	4,730
10.00%, 03/25/2032	1,243	1,578
0.00%, 04/25/2032 PO	2,593	2,279
6.00%, 04/25/2032	206,819	234,280
6.50%, 04/25/2032	38,502	43,865
6.50%, 05/25/2032	77,904	88,594
6.50%, 06/25/2032	31,448	35,251
6.50%, 07/25/2032 IO	147,578	23,482
6.50%, 08/25/2032	90,583	102,861
16.46%, 08/25/2032	56,661	61,517
2.02%, 11/25/2032	397,084	405,146
5.00%, 11/25/2032	20,467	21,895
6.00%, 11/25/2032	579,893	656,129
8.50%, 11/25/2032	25,926	30,263
0.00%, 12/25/2032 PO	17,057	15,455
5.50%, 12/25/2032	199,146	211,547
12.25%, 12/25/2032	14,003	16,667
0.00%, 01/25/2033 PO	13,514	13,376
6.50%, 02/25/2033	26,228	29,308
5.00%, 03/25/2033 IO	37,689	5,205
6.00%, 03/25/2033	11,793	11,838
4.00%, 04/25/2033	309,740	326,916
0.00%, 05/25/2033 PO	9,861	8,738
4.00%, 05/25/2033	16,904	17,763
6.00%, 05/25/2033 IO	14,466	3,257
6.00%, 05/25/2033	217,151	235,791
6.00%, 05/25/2033	124,000	137,648
6.00%, 05/25/2033	54,643	61,811
6.50%, 05/25/2033 IO	135,081	33,310
7.00%, 05/25/2033 IO	227,618	28,358
5.75%, 06/25/2033	87,870	98,807
5.88%, 06/25/2033 IO	112,463	8,877
11.77%, 06/25/2033	83,657	97,276
11.12%, 07/25/2033	33,605	40,939
11.77%, 07/25/2033	24,309	25,971
0.00%, 08/25/2033 PO	9,309	8,660
5.50%, 08/25/2033 IO	335,146	62,425
5.50%, 08/25/2033	154,717	172,467

	Principal Amount	Value
6.07%, 08/25/2033	105,165	113,158
7.98%, 08/25/2033	9,385	10,997
14.50%, 08/25/2033	53,585	66,655
3.50%, 09/25/2033	1,500,000	1,551,055
10.47%, 09/25/2033	25,377	29,817
3.00%, 10/25/2033	908,000	901,620
5.50%, 10/25/2033	1,139,373	1,271,139
6.38%, 11/25/2033 IO	175,862	35,845
0.00%, 12/25/2033 PO	133,290	121,518
11.67%, 12/25/2033	33,503	36,583
1.97%, 01/25/2034	195,536	199,559
9.70%, 01/25/2034	8,964	10,485
13.77%, 01/25/2034	20,317	24,473
5.50%, 02/25/2034	28,646	29,400
23.74%, 02/25/2034	43,610	48,778
0.00%, 03/25/2034 PO	172,393	158,350
1.62%, 03/25/2034	158,117	158,227
5.50%, 04/25/2034	302,808	338,058
16.18%, 04/25/2034	93,331	128,037
1.62%, 05/25/2034	359,473	361,356
13.16%, 05/25/2034	25,083	31,602
16.18%, 05/25/2034	153,693	224,457
19.14%, 05/25/2034	34,213	48,887
5.50%, 07/25/2034	610,914	669,873
11.81%, 07/25/2034	22,630	28,866
1.47%, 08/25/2034	111,788	111,752
16.46%, 11/25/2034	44,835	52,318
20.56%, 01/25/2035	12,835	14,690
0.00%, 04/25/2035 PO	95,226	92,533
1.57%, 04/25/2035	167,058	167,436
5.00%, 04/25/2035	908,432	988,193
13.96%, 05/25/2035	13,768	16,592
16.68%, 05/25/2035	192,802	251,041
16.79%, 05/25/2035	132,544	173,827
20.29%, 05/25/2035	44,259	58,510
5.00%, 06/25/2035	44,400	45,776
6.50%, 06/25/2035	1,227	1,255
19.42%, 06/25/2035	50,991	72,586
5.49%, 07/25/2035 IO	119,040	19,936
5.75%, 07/25/2035	2,059,030	2,380,170
14.33%, 07/25/2035	43,064	59,025
5.50%, 08/25/2035	169,649	187,668
5.50%, 08/25/2035	1,019,679	1,055,569
13.66%, 08/25/2035	60,437	78,121
13.83%, 08/25/2035	75,910	97,558
0.00%, 09/25/2035 PO	25,515	24,137
19.34%, 09/25/2035	19,289	27,583
0.00%, 10/25/2035 PO	36,927	33,606
5.75%, 10/25/2035	165,280	183,035
13.83%, 10/25/2035	68,431	85,958
20.11%, 11/25/2035	340,155	496,016
5.50%, 12/25/2035	87,805	93,680
5.50%, 12/25/2035	584,000	665,077
6.00%, 12/25/2035	1,000,000	1,065,854
6.00%, 12/25/2035	32,223	35,593
0.00%, 01/25/2036 PO	14,638	14,050
5.50%, 01/25/2036	62,232	67,511
0.00%, 03/25/2036 PO	29,750	26,451
0.00%, 03/25/2036 PO	267,364	226,223
5.48%, 03/25/2036 IO	980,334	196,500
5.50%, 03/25/2036	118,762	126,277
5.50%, 03/25/2036	386,394	433,165
5.50%, 03/25/2036	357,824	400,192
20.11%, 03/25/2036	23,550	33,893
0.00%, 04/25/2036 PO	44,971	40,215
0.00%, 04/25/2036 PO	91,048	80,961
0.00%, 04/25/2036 PO	96,032	87,088
1.47%, 04/25/2036	166,572	165,227
24.68%, 05/25/2036	29,880	49,565
0.00%, 06/25/2036 PO	213,259	194,015

	Principal Amount	Value
0.00%, 06/25/2036 PO	164,594	151,047
0.00%, 06/25/2036 PO	50,171	45,503
0.00%, 06/25/2036 PO	24,052	21,990
0.00%, 06/25/2036 PO	73,062	67,647
1.62%, 06/25/2036	56,999	56,928
5.36%, 06/25/2036 IO	209,510	32,177
19.74%, 06/25/2036	9,102	13,106
1.24%, 06/27/2036	960,253	940,422
0.00%, 07/25/2036 PO	57,507	50,837
0.00%, 07/25/2036 PO	40,958	39,625
0.00%, 07/25/2036 PO	15,916	14,288
0.00%, 07/25/2036 PO	30,993	28,385
1.51%, 07/25/2036	474,682	473,918
1.68%, 07/25/2036	50,035	50,254
5.30%, 07/25/2036 IO	73,125	12,696
6.00%, 07/25/2036	684,803	769,386
6.50%, 07/25/2036	321,262	374,519
6.50%, 07/25/2036	425,806	490,795
23.94%, 07/25/2036	27,703	47,283
32.60%, 07/25/2036	22,174	39,321
0.00%, 08/25/2036 PO	42,820	38,767
0.00%, 08/25/2036 PO	56,998	52,771
0.00%, 08/25/2036 PO	20,829	19,264
0.00%, 08/25/2036 PO	104,586	95,302
1.57%, 08/25/2036	180,654	180,818
5.28%, 08/25/2036 IO	93,197	24,856
6.50%, 08/25/2036	42,939	48,006
6.50%, 08/25/2036	241,042	268,187
0.00%, 09/25/2036 PO	30,377	28,353
0.00%, 09/25/2036 PO	57,449	52,913
0.00%, 09/25/2036 PO	56,252	51,262
6.50%, 09/25/2036	29,711	33,138
4.50%, 10/25/2036	268,788	288,256
21.34%, 10/25/2036	35,223	53,570
0.00%, 11/25/2036 PO	40,791	36,703
0.00%, 11/25/2036 PO	91,112	80,597
0.00%, 11/25/2036 PO	15,077	13,713
0.00%, 12/25/2036 PO	48,125	42,435
0.00%, 12/25/2036 PO	20,151	18,360
1.12%, 12/25/2036	514,171	505,556
1.28%, 12/25/2036	131,549	129,495
5.43%, 12/25/2036 IO	223,276	31,187
21.70%, 12/25/2036	10,375	15,311
0.00%, 01/25/2037 PO	139,533	121,157
0.00%, 01/25/2037 PO	45,486	40,572
5.50%, 01/25/2037	66,741	70,561
1.47%, 02/25/2037	164,772	164,128
31.70%, 02/25/2037	8,374	24,863
0.00%, 03/25/2037 PO	39,711	35,833
1.72%, 03/25/2037	99,710	100,115
1.97%, 03/25/2037	96,272	98,316
4.86%, 03/25/2037 IO	14,189	1,547
5.00%, 03/25/2037	10,891	11,718
5.22%, 03/25/2037 IO	357,604	63,553
6.00%, 03/25/2037	582,026	631,356
0.00%, 04/25/2037 PO	136,294	125,791
4.88%, 04/25/2037 IO	118,635	11,762
18.61%, 04/25/2037	78,054	112,009
0.00%, 05/25/2037 PO	25,187	23,274
1.52%, 05/25/2037	73,888	73,805
6.00%, 05/25/2037	305,929	340,460
1.62%, 06/25/2037	440,822	440,881
1.67%, 06/25/2037	35,342	36,653
4.56%, 06/25/2037 IO	75,831	10,383
4.88%, 06/25/2037 IO	282,268	44,929
4.88%, 06/25/2037 IO	92,592	14,094
6.50%, 06/25/2037	45,484	50,503
0.00%, 07/25/2037 PO	96,445	88,225
1.59%, 07/25/2037	89,457	89,581
1.72%, 07/25/2037	52,367	52,675

	Principal Amount	Value
5.18%, 07/25/2037 IO	582,887	86,324
5.40%, 07/25/2037 IO	258,860	27,568
5.50%, 07/25/2037	236,959	264,800
5.93%, 07/25/2037 IO	986,483	213,537
13.46%, 07/25/2037	59,619	73,916
1.67%, 08/25/2037	354,695	356,054
5.50%, 08/25/2037	110,074	118,350
6.00%, 08/25/2037	32,364	36,397
6.00%, 08/25/2037	139,175	153,873
6.00%, 08/25/2037	134,437	147,671
6.00%, 08/25/2037	193,956	212,624
19.56%, 08/25/2037	81,542	121,087
1.67%, 09/25/2037	1,408,659	1,416,672
5.32%, 09/25/2037 IO	304,499	59,311
13.11%, 09/25/2037	20,098	26,187
0.00%, 10/25/2037 PO	847,414	753,197
5.23%, 10/25/2037 IO	294,695	47,011
5.24%, 10/25/2037 IO	338,992	58,460
6.20%, 10/25/2037	115,129	127,731
5.14%, 12/25/2037 IO	13,299	1,332
5.18%, 12/25/2037 IO	385,283	52,906
5.23%, 12/25/2037 IO	314,463	53,473
6.50%, 12/25/2037	245,227	279,797
1.49%, 01/25/2038 IO	844,653	46,691
4.69%, 02/25/2038 IO	330,447	47,290
4.78%, 02/25/2038 IO	582,354	103,715
2.12%, 03/25/2038	70,706	72,136
4.98%, 03/25/2038 IO	88,704	11,983
5.01%, 03/25/2038 IO	82,685	10,288
5.77%, 03/25/2038 IO	145,513	25,004
11.57%, 03/25/2038	36,082	43,028
5.50%, 04/25/2038	271,139	273,861
5.63%, 04/25/2038 IO	85,022	10,149
5.68%, 04/25/2038 IO	122,221	17,783
6.50%, 04/25/2038	85,688	91,983
17.05%, 04/25/2038	45,964	60,702
0.00%, 05/25/2038 PO	3,045	2,782
1.77%, 06/25/2038 IO	378,226	21,534
5.00%, 07/25/2038	74,273	80,311
5.00%, 07/25/2038	78,403	85,722
5.50%, 07/25/2038	357,404	393,544
5.98%, 07/25/2038 IO	83,540	12,734
4.63%, 09/25/2038 IO	166,373	19,724
4.63%, 09/25/2038 IO	294,587	38,420
4.50%, 11/25/2038	28,591	28,989
1.62%, 12/25/2038	134,740	135,040
4.00%, 02/25/2039	189,356	194,916
4.50%, 02/25/2039	13,397	14,006
5.33%, 02/25/2039 IO	204,780	39,726
5.43%, 03/25/2039 IO	142,051	23,126
1.67%, 04/25/2039	420,853	423,553
4.00%, 07/25/2039	130,189	130,111
5.00%, 07/25/2039 IO	137,094	27,258
7.00%, 07/25/2039	7,348	8,051
5.00%, 08/25/2039	522,288	573,205
6.00%, 08/25/2039	615,199	695,168
5.00%, 09/25/2039	405,278	432,913
6.02%, 09/25/2039	260,428	296,524
4.68%, 10/25/2039 IO	118,518	15,333
5.50%, 10/25/2039 IO	311,363	55,283
3.32%, 12/25/2039	590,480	629,645
4.96%, 12/25/2039 IO	129,217	16,964
6.30%, 12/25/2039	409,413	464,293
0.00%, 01/25/2040 PO	75,165	65,661
5.03%, 01/25/2040 IO	230,036	36,790
6.22%, 02/25/2040	100,237	113,217
6.22%, 03/25/2040	303,056	345,888
6.44%, 03/25/2040	335,964	387,065
10.23%, 03/25/2040	500,592	599,104
1.82%, 04/25/2040	132,669	133,640

	Principal Amount	Value
5.20%, 04/25/2040 IO	204,836	31,022
13.61%, 04/25/2040	222,096	304,285
1.82%, 05/25/2040	139,041	140,420
5.18%, 05/25/2040 IO	99,717	15,179
0.00%, 06/25/2040 PO	122,354	108,205
5.00%, 06/25/2040	1,161,054	1,262,835
5.50%, 06/25/2040	1,007,000	1,076,490
5.50%, 07/25/2040	566,861	634,735
4.00%, 08/25/2040	1,908,799	1,939,784
5.00%, 09/25/2040	206,000	233,442
5.50%, 10/25/2040	2,012,000	2,261,318
3.22%, 11/25/2040 IO	1,140,852	95,175
1.77%, 01/25/2041	295,015	296,440
5.31%, 01/25/2041 IO	1,005,828	190,548
1.90%, 04/25/2041 IO	2,003,147	99,418
1.72%, 07/25/2041	105,819	106,310
1.77%, 08/25/2041	334,768	338,441
1.72%, 11/25/2041	381,336	383,428
7.00%, 11/25/2041	2,037,548	2,346,990
7.00%, 11/25/2041	2,428,490	2,847,420
7.00%, 11/25/2041	1,829,393	2,144,647
3.50%, 03/25/2042	1,000,000	1,024,126
6.50%, 06/25/2042	76,635	88,955
1.67%, 09/25/2042	597,739	596,519
1.72%, 09/25/2042	293,328	294,570
1.72%, 09/25/2042	2,271,868	2,235,685
1.72%, 10/25/2042	952,932	958,582
3.00%, 02/25/2043	1,000,000	967,753
3.50%, 02/25/2043	599,344	619,806
0.00%, 09/25/2043 PO	1,912,838	1,549,537
0.00%, 10/25/2043 PO	1,330,834	1,071,432
0.00%, 12/25/2043 PO	3,536,778	2,897,580
3.00%, 08/25/2044	5,162,638	5,266,387
3.00%, 01/25/2046	2,813,062	2,870,371
4.88%, 11/25/2049 IO	143,640	19,056
5.82%, 02/25/2051	188,169	205,152
5.45%, 07/25/2051	39,477	43,536
4.00%, 05/25/2053	6,425,369	6,797,122
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	75,318	83,989
6.50%, 07/25/2042	130,903	151,845
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	489,581	550,768
6.50%, 09/25/2042	204,604	235,132
Fannie Mae Trust 2003-W8
1.62%, 05/25/2042	45,906	45,338
7.00%, 10/25/2042	244,281	285,851
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	319,764	374,347
Fannie Mae Trust 2004-W15
1.47%, 08/25/2044	207,872	206,348
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	75,278	87,835
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	75,150	88,305
Fannie Mae Trust 2005-W3
1.44%, 03/25/2045	1,660,526	1,619,997
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	92,800	105,242
Fannie Mae Trust 2006-W2
2.80%, 11/25/2045	246,975	262,280
1.44%, 02/25/2046	801,766	801,163
Fannie Mae Whole Loan
1.48%, 11/25/2046	2,018,541	2,022,349
Fannie Mae-Aces
1.54%, 08/25/2019	308,120	308,051
4.33%, 03/25/2020	702,219	741,143
3.66%, 11/25/2020	548,466	566,854
3.73%, 06/25/2021	5,158,000	5,459,098
3.76%, 06/25/2021	1,013,624	1,064,006

	Principal Amount	Value
2.92%, 08/25/2021	706,000	726,385
2.61%, 10/25/2021	3,000,000	3,060,793
1.93%, 11/25/2022	2,820,022	2,835,857
2.28%, 12/27/2022	1,357,000	1,351,429
2.39%, 01/25/2023	1,342,000	1,346,422
3.51%, 12/25/2023	8,394,000	8,874,377
3.50%, 01/25/2024	16,000,000	16,977,307
3.10%, 07/25/2024	1,066,000	1,101,264
3.02%, 08/25/2024	1,273,000	1,305,590
2.53%, 09/25/2024	1,390,000	1,378,621
2.72%, 10/25/2024	13,450,000	13,493,059
2.59%, 12/25/2024	1,640,000	1,629,098
3.15%, 12/25/2024	2,853,848	2,941,250
2.83%, 01/25/2025	3,500,000	3,548,142
2.90%, 01/25/2025	2,000,000	2,030,286
3.04%, 11/25/2025	8,800,000	8,947,925
2.38%, 09/25/2026	5,500,000	5,298,454
2.50%, 10/25/2026	5,335,000	5,146,761
2.57%, 12/25/2026	8,000,000	7,775,550
2.68%, 12/25/2026	43,307,000	42,293,963
2.96%, 02/25/2027	3,535,000	3,546,422
3.09%, 04/25/2027	23,211,000	23,561,702
3.30%, 04/25/2029	4,540,000	4,608,768
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $692,266) (1)	687,207	689,493
FHLMC-GNMA
7.00%, 03/25/2023	14,586	15,709
6.25%, 11/25/2023	9,607	10,377
7.50%, 04/25/2024	68,946	76,321
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	8,119	8,154
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	134,182	120,239
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	37,090	36,510
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	65,421	57,638
First Horizon Alternative Mortgage Securities Trust 2007-FA4
4.43%, 08/25/2037 IO	1,109,398	219,457
First Horizon Mortgage Pass-Through Trust 2004-AR2
3.33%, 05/25/2034	58,593	58,115
First Horizon Mortgage Pass-Through Trust 2004-AR7
3.18%, 02/25/2035	318,630	318,790
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.17%, 04/25/2035	180,680	182,737
FNDUS AVAYA T CMT
3.09%, 09/25/2029 (8)	7,688,000	7,692,805
FNDUS SPRINGS CMT
3.02%, 06/25/2029 (8)	8,200,000	8,225,625
Freddie Mac
4.00%, 07/15/2041 (3)	47,280,000	49,716,026
3.50%, 07/15/2042 (3)	28,295,000	29,059,848
Freddie Mac Gold Pool
5.00%, 10/01/2017	1,951	2,001
6.50%, 11/01/2017	106	106
5.00%, 12/01/2017	12,656	12,977
5.00%, 12/01/2017	11,575	11,868
6.50%, 12/01/2017	190	190
5.50%, 01/01/2018	3,824	3,843
5.50%, 02/01/2018	3,494	3,524
5.50%, 04/01/2018	48,408	48,863
6.00%, 04/01/2018	977	985
6.50%, 04/01/2018	219	219
4.00%, 06/01/2018	819	848
4.50%, 08/01/2018	1,446	1,478
4.50%, 10/01/2018	908	928
4.50%, 10/01/2018	11,049	11,294
5.50%, 01/01/2019	8,917	9,012
6.50%, 09/01/2019	1,826	1,872
5.50%, 12/01/2019	11,044	11,274

	Principal Amount	Value
6.00%, 02/01/2020	1,671	1,683
5.50%, 04/01/2020	14,509	14,761
5.50%, 06/01/2020	3,793	3,822
6.00%, 06/01/2020	8,615	8,867
8.00%, 07/01/2020	6	6
6.00%, 08/01/2020	4,272	4,407
6.00%, 07/01/2021	18,664	19,168
6.00%, 07/01/2021	1,561	1,572
6.00%, 01/01/2022	570	571
6.00%, 02/01/2022	258	258
6.00%, 03/01/2022	3,263	3,324
6.50%, 03/01/2022	3,766	3,923
6.00%, 12/01/2022	7,214	8,108
5.50%, 02/01/2024	17,121	18,098
4.00%, 07/01/2024	400,466	420,256
8.00%, 08/01/2024	820	925
8.00%, 11/01/2024	629	683
7.50%, 08/01/2025	1,388	1,538
3.50%, 11/01/2025	459,039	478,375
3.50%, 12/01/2025	1,519,770	1,590,214
10.00%, 03/17/2026	18,647	18,699
7.00%, 04/01/2026	1,632	1,847
3.50%, 08/01/2026	1,698,552	1,777,539
3.50%, 01/01/2027	300,029	313,906
6.50%, 01/01/2028	52,886	60,053
2.50%, 03/01/2028	12,305,678	12,452,647
2.50%, 04/01/2028	3,190,375	3,228,465
3.00%, 07/01/2028	2,622,189	2,694,476
8.50%, 07/01/2028	4,333	5,141
3.00%, 08/01/2028	1,408,590	1,448,763
3.00%, 09/01/2028	5,234,290	5,378,585
3.00%, 10/01/2028	2,262,402	2,327,984
7.00%, 12/01/2028	64,706	74,329
3.00%, 05/01/2029	2,056,471	2,116,011
6.50%, 06/01/2029	21,093	23,625
7.00%, 07/01/2029	1,048	1,148
6.50%, 08/01/2029	112,101	127,806
6.00%, 10/01/2029	21,822	24,807
2.50%, 03/01/2030	2,225,626	2,241,428
2.50%, 07/01/2030	5,395,657	5,433,355
10.00%, 10/01/2030	122,601	131,534
7.00%, 01/01/2031	60,287	68,988
3.00%, 04/01/2031	8,540,152	8,775,582
2.50%, 08/01/2031	2,706,444	2,723,777
3.50%, 01/01/2032	779,622	813,792
7.50%, 01/01/2032	136,012	157,017
3.00%, 02/01/2032	8,995,501	9,246,086
3.50%, 03/01/2032	320,912	334,978
7.00%, 07/01/2032	5,677	6,278
7.00%, 08/01/2032	7,005	7,994
5.50%, 01/01/2033	125,745	139,229
3.50%, 02/01/2033	224,214	232,958
6.00%, 02/01/2033	80,121	86,900
3.50%, 05/01/2033	1,120,096	1,167,023
3.50%, 05/01/2033	311,662	324,784
5.50%, 10/01/2033	54,267	61,923
6.00%, 12/01/2033	14,427	16,215
3.50%, 01/01/2034	12,150,601	12,682,265
5.00%, 01/01/2034	42,373	46,514
6.00%, 01/01/2034	41,448	47,874
6.00%, 01/01/2034	31,289	34,604
5.00%, 06/01/2034	196,368	214,734
5.00%, 09/01/2034	111,975	124,072
6.50%, 11/01/2034	13,831	16,212
6.50%, 01/01/2035	132,331	149,109
5.00%, 03/01/2035	54,440	59,573
5.50%, 07/01/2035	111,330	124,567
4.50%, 11/01/2035	16,639	17,879
6.50%, 12/01/2035	55,161	61,659
6.50%, 12/01/2035	86,914	99,642

	Principal Amount	Value
5.50%, 01/01/2036	30,297	33,694
5.00%, 03/01/2036	4,126,090	4,513,943
5.00%, 07/01/2036	3,732	4,082
5.00%, 11/01/2036	116,458	127,378
6.00%, 11/01/2036	9,763	10,465
6.50%, 11/01/2036	390,178	435,983
6.50%, 11/01/2036	199,419	230,033
6.50%, 11/01/2036	33,394	38,170
5.50%, 12/01/2036	55,009	61,484
6.00%, 12/01/2036	12,782	14,491
6.00%, 12/01/2036	26,015	29,401
6.50%, 12/01/2036	154,318	177,689
6.50%, 12/01/2036	382,373	441,872
7.50%, 12/01/2036	461,325	523,333
6.50%, 01/01/2037	22,793	25,434
6.50%, 01/01/2037	6,602	6,811
6.50%, 02/01/2037	41,604	45,487
7.00%, 02/01/2037	11,271	12,963
5.00%, 03/01/2037	283,236	308,828
5.00%, 06/01/2037	354,973	388,818
6.50%, 06/01/2037	20,487	22,432
5.00%, 08/01/2037	340,751	373,421
6.50%, 11/01/2037	90,698	105,791
7.50%, 01/01/2038	51,346	59,996
7.50%, 01/01/2038	86,381	100,821
5.00%, 02/01/2038	370,849	406,480
5.00%, 03/01/2038	357,998	391,847
5.00%, 03/01/2038	406,220	445,669
5.00%, 03/01/2038	363,365	396,955
5.00%, 03/01/2038	95,824	105,037
6.50%, 03/01/2038	75,245	85,482
5.00%, 04/01/2038	298,885	325,432
5.50%, 05/01/2038	93,627	103,920
5.50%, 08/01/2038	118,063	131,521
5.00%, 09/01/2038	288,089	315,774
5.00%, 09/01/2038	1,407	1,543
7.50%, 09/01/2038	45,375	53,494
5.00%, 11/01/2038	122,410	134,152
5.00%, 11/01/2038	2,123	2,327
5.00%, 12/01/2038	1,223	1,341
5.00%, 12/01/2038	341,696	374,492
5.50%, 01/01/2039	4,300,449	4,817,292
5.00%, 02/01/2039	700,580	768,011
5.00%, 05/01/2039	11,083	12,298
4.50%, 07/01/2039	308,065	331,069
4.50%, 10/01/2039	2,496,342	2,683,318
5.00%, 10/01/2039	771,492	845,556
4.50%, 11/01/2039	3,992,939	4,291,551
4.50%, 11/01/2039	2,863,996	3,078,157
5.00%, 03/01/2040	3,931,578	4,316,332
5.50%, 03/01/2040	37,027	41,049
5.50%, 05/01/2040	2,917,904	3,250,111
4.50%, 08/01/2040	650,544	699,229
4.50%, 08/01/2040	4,619,089	5,014,124
5.00%, 08/01/2040	482,498	529,282
5.00%, 08/01/2040	1,948,077	2,133,969
5.50%, 08/01/2040	1,208,352	1,345,097
4.00%, 09/01/2040	1,032,116	1,089,574
4.50%, 09/01/2040	502,934	540,560
4.50%, 09/01/2040	1,970,122	2,117,607
4.00%, 11/01/2040	3,100,832	3,273,863
4.00%, 11/01/2040	55,550	58,640
0.00%, 12/01/2040	5,893,109	6,403,566
4.00%, 12/01/2040	1,619,446	1,715,177
4.00%, 12/01/2040	591,494	626,463
4.00%, 12/01/2040	1,910,662	2,017,280
4.00%, 12/01/2040	1,969,141	2,078,978
4.00%, 12/01/2040	1,395,893	1,478,418
4.00%, 01/01/2041	1,177,798	1,243,525
4.50%, 03/01/2041	382,496	411,927

	Principal Amount	Value
5.00%, 04/01/2041	1,836,062	2,010,404
4.50%, 05/01/2041	2,804,518	3,014,207
5.00%, 06/01/2041	468,345	510,180
4.00%, 10/01/2041	6,699,350	7,073,378
4.00%, 11/01/2041	17,144	18,101
4.00%, 01/01/2042	305,372	322,421
4.00%, 01/01/2042	403,901	431,126
3.50%, 05/01/2042	1,311,020	1,352,408
4.00%, 05/01/2042	22,330	23,577
3.50%, 06/01/2042	3,967,222	4,089,087
3.50%, 06/01/2042	623,428	643,109
4.00%, 06/01/2042	3,193,168	3,386,068
3.50%, 07/01/2042	14,472,104	14,928,974
3.00%, 08/01/2042	2,555,529	2,564,109
3.50%, 08/01/2042	1,252,221	1,291,753
3.50%, 09/01/2042	8,652,479	8,925,632
3.50%, 09/01/2042	4,901,511	5,056,254
3.00%, 10/01/2042	6,361,010	6,383,673
3.50%, 10/01/2042	3,735,009	3,852,925
4.00%, 10/01/2042	116,490	121,410
3.00%, 11/01/2042	8,328,173	8,355,717
3.50%, 11/01/2042	4,340,513	4,476,937
3.50%, 11/01/2042	168,936	174,127
4.00%, 01/01/2043	370,423	392,968
3.00%, 02/01/2043	540,570	542,608
3.00%, 03/01/2043	3,449,071	3,462,084
3.00%, 03/01/2043	6,986,129	7,012,470
3.50%, 03/01/2043	1,089,131	1,123,510
3.00%, 04/01/2043	10,350,498	10,388,980
3.00%, 04/01/2043	129,985	130,435
3.50%, 05/01/2043	413,143	425,852
3.00%, 06/01/2043	51,014	51,065
3.00%, 06/01/2043	19,494,651	19,554,115
3.50%, 06/01/2043	1,347,401	1,388,842
3.50%, 06/01/2043	2,301,605	2,374,257
4.00%, 06/01/2043	22,917	24,278
3.00%, 07/01/2043	477,495	478,755
3.00%, 07/01/2043	36,938	37,036
3.00%, 07/15/2043 (3)	46,325,000	46,216,423
3.00%, 08/01/2043	9,292,480	9,313,149
3.00%, 08/01/2043	725,174	726,183
4.50%, 08/01/2043	3,695,867	4,004,372
3.00%, 09/01/2043	609,226	609,324
4.00%, 09/01/2043	264,969	279,998
4.00%, 09/01/2043	10,262,772	10,835,157
3.50%, 10/01/2043	285,242	294,246
3.00%, 11/01/2043	73,545	73,647
4.00%, 11/01/2043	126,479	133,667
4.00%, 11/01/2043	279,385	294,210
4.00%, 12/01/2043	2,605,869	2,743,250
4.00%, 12/01/2043	1,076,908	1,138,002
4.00%, 12/01/2043	332,520	349,924
4.00%, 01/01/2044	786,644	828,145
4.00%, 01/01/2044	187,358	197,915
4.00%, 03/01/2044	4,405,632	4,636,220
4.50%, 03/01/2044	1,078,102	1,154,366
3.50%, 05/01/2044	20,790,106	21,488,870
4.50%, 05/01/2044	1,566,213	1,676,775
4.50%, 07/01/2044	83,384	89,270
4.50%, 07/01/2044	500,470	535,800
4.50%, 09/01/2044	3,055,255	3,271,009
4.00%, 10/01/2044	11,865,743	12,560,975
4.00%, 01/01/2045	760,937	800,764
3.50%, 03/01/2045	4,545,704	4,672,279
3.00%, 05/01/2045	2,932,299	2,941,106
3.00%, 05/01/2045	1,588,004	1,594,156
3.00%, 06/01/2045	837,952	836,552
3.00%, 10/01/2045	6,729,113	6,755,195
4.00%, 10/01/2045	1,111,032	1,169,183
3.50%, 12/01/2045	5,635,309	5,792,224

	Principal Amount	Value
3.50%, 01/01/2046	6,531,270	6,735,888
4.00%, 01/01/2046	4,588,389	4,887,274
3.50%, 02/01/2046	10,741,154	11,040,242
3.50%, 03/01/2046	20,848,904	21,546,205
4.50%, 04/01/2046	3,959,509	4,303,127
3.50%, 07/01/2046	5,868,358	6,031,763
3.00%, 12/01/2046	13,666,494	13,651,749
3.00%, 01/01/2047	10,194,162	10,183,158
3.50%, 02/01/2047	8,035,419	8,287,949
4.00%, 06/01/2047	3,121,595	3,311,063
3.50%, 07/01/2047	3,793,638	3,909,067
Freddie Mac Multifamily Structured Pass Through Certificates
5.05%, 01/25/2019	3,175,000	3,296,497
5.09%, 03/25/2019	9,000,000	9,409,820
2.31%, 03/25/2020	6,850,000	6,924,516
1.72%, 06/25/2020 IO	50,794,380	1,952,246
2.57%, 09/25/2020	12,325,000	12,554,159
2.60%, 09/25/2020	746,791	760,513
3.13%, 06/25/2021	12,700,000	13,190,080
1.57%, 05/25/2022 IO	54,077,538	3,112,438
2.36%, 08/25/2022	3,968,000	3,994,096
2.86%, 08/25/2022	6,965,000	7,144,329
1.70%, 09/25/2022	4,191,506	4,207,261
2.84%, 09/25/2022	2,665,000	2,732,311
1.00%, 10/25/2022 IO	22,771,190	869,823
2.31%, 12/25/2022	6,000,000	5,918,479
2.52%, 01/25/2023	2,000,000	2,021,189
2.62%, 01/25/2023	8,500,000	8,610,696
3.11%, 02/25/2023	11,900,000	12,363,022
3.00%, 01/25/2024	6,017,061	6,192,236
3.49%, 01/25/2024	5,000,000	5,293,760
3.10%, 02/25/2024	11,250,000	11,570,651
3.39%, 03/25/2024	4,286,000	4,513,090
2.91%, 04/25/2024	15,232,000	15,557,921
2.81%, 09/25/2024	6,287,000	6,392,829
2.77%, 05/25/2025	4,250,000	4,270,631
3.16%, 05/25/2025	5,600,000	5,786,977
3.33%, 08/25/2025	10,000,000	10,483,534
1.50%, 03/25/2026	27,918,769	2,708,743
3.36%, 12/25/2026	27,000,000	28,128,794
3.51%, 01/25/2027	6,000,000	6,268,659
3.08%, 01/25/2031	4,126,000	4,087,606
Freddie Mac Non Gold Pool
2.77%, 07/01/2019	506	509
2.63%, 07/01/2026	4,268	4,294
2.82%, 01/01/2027	7,858	8,195
2.78%, 04/01/2030	3,888	4,083
2.89%, 09/01/2032	5,553	5,859
3.03%, 05/01/2033	216,320	227,119
2.86%, 12/01/2033	31,631	33,249
3.49%, 04/01/2034	57,804	61,027
2.99%, 09/01/2034	151,159	159,340
2.94%, 01/01/2035	212,847	223,953
2.94%, 01/01/2035	75,411	79,508
3.29%, 08/01/2035	25,845	27,249
3.44%, 12/01/2035	54,985	57,713
2.82%, 02/01/2036	134,974	143,063
3.25%, 02/01/2036	28,531	30,088
3.78%, 03/01/2036	159,431	169,955
3.90%, 03/01/2036	126,031	132,822
3.01%, 05/01/2036	95,828	100,884
3.13%, 05/01/2036	142,889	150,154
4.06%, 05/01/2036	28,808	30,592
3.67%, 06/01/2036	398,696	424,977
3.77%, 06/01/2036	123,506	131,104
2.84%, 07/01/2036	47,431	50,138
2.97%, 07/01/2036	61,014	63,156
3.03%, 07/01/2036	64,968	67,752
2.88%, 08/01/2036	17,507	18,138
3.01%, 08/01/2036	85,945	89,930

	Principal Amount	Value
3.06%, 08/01/2036	352,375	365,890
3.10%, 09/01/2036	147,488	156,364
3.43%, 09/01/2036	178,558	189,511
2.85%, 10/01/2036	63,265	67,227
2.86%, 10/01/2036	125,748	133,288
3.07%, 10/01/2036	234,719	244,177
3.18%, 10/01/2036	140,989	146,981
3.19%, 10/01/2036	82,290	87,225
3.41%, 10/01/2036	17,560	18,183
3.51%, 10/01/2036	67,641	72,393
2.79%, 11/01/2036	249,292	263,701
2.80%, 11/01/2036	68,199	71,864
3.06%, 11/01/2036	75,117	79,725
3.14%, 11/01/2036	126,852	133,377
3.14%, 11/01/2036	31,747	33,777
3.02%, 12/01/2036	366,159	388,235
3.02%, 12/01/2036	361,064	379,589
3.23%, 12/01/2036	9,314	9,806
3.62%, 12/01/2036	168,725	179,046
3.63%, 12/01/2036	5,053	5,439
3.04%, 01/01/2037	16,337	17,064
3.54%, 01/01/2037	73,358	77,456
3.37%, 02/01/2037	15,578	16,412
3.40%, 02/01/2037	179,161	188,817
3.51%, 02/01/2037	13,922	14,778
3.67%, 02/01/2037	106,655	113,775
3.94%, 02/01/2037	27,921	29,885
3.20%, 03/01/2037	296,567	309,262
3.85%, 03/01/2037	51,965	54,605
3.97%, 03/01/2037	30,792	32,757
2.93%, 04/01/2037	46,076	48,485
3.54%, 04/01/2037	2,868	2,958
3.81%, 04/01/2037	120,318	128,211
2.93%, 05/01/2037	116,624	120,947
3.39%, 05/01/2037	48,603	51,437
3.39%, 05/01/2037	124,347	131,034
3.50%, 05/01/2037	41,147	43,419
3.76%, 05/01/2037	215,808	229,406
3.95%, 05/01/2037	174,551	186,095
3.18%, 06/01/2037	67,232	70,713
3.30%, 07/01/2037	56,234	59,588
3.09%, 11/01/2037	47,447	50,323
3.78%, 04/01/2038	150,566	161,063
3.62%, 05/01/2038	98,974	104,546
3.45%, 07/01/2040	102,613	106,394
Freddie Mac Reference REMIC
6.00%, 04/15/2036	485,374	552,705
6.00%, 05/15/2036	675,195	759,492
Freddie Mac REMICS
14.17%, 08/15/2017	62	63
5.50%, 10/15/2017	873	876
5.00%, 12/15/2017	2,444	2,453
5.50%, 12/15/2017	5,234	5,263
5.00%, 01/15/2018	2,945	2,964
4.50%, 05/15/2018	4,413	4,450
6.50%, 05/15/2018	627	634
4.50%, 06/15/2018	39,727	40,057
4.94%, 06/15/2018 IO	6,148	110
4.50%, 07/15/2018	39,901	40,207
0.00%, 03/15/2019 PO	24,018	23,597
6.50%, 03/15/2019 IO	809	31
0.00%, 02/15/2020 PO	142,602	138,481
5.00%, 02/15/2020 IO	24,589	1,070
5.00%, 02/15/2020 IO	42,487	1,984
6.50%, 03/15/2020	3,229	3,345
10.21%, 03/15/2020	7,056	7,255
9.50%, 04/15/2020	126	128
9.60%, 04/15/2020	363	377
10.00%, 06/15/2020	59	61
7.80%, 09/15/2020	34	35

	Principal Amount	Value
9.00%, 10/15/2020	384	412
6.95%, 01/15/2021	1,408	1,466
8.60%, 01/15/2021	6	6
9.50%, 01/15/2021	333	355
9.00%, 04/15/2021	320	352
2.11%, 05/15/2021	240	242
5.00%, 05/15/2021	814	832
6.75%, 05/15/2021	647	669
7.00%, 05/15/2021	4,013	4,251
30.06%, 05/15/2021	114	149
40.01%, 05/15/2021	168	187
6.00%, 07/15/2021	847	885
5.50%, 08/15/2021	426	441
7.00%, 09/15/2021	2,016	2,117
8.50%, 09/15/2021	2,230	2,455
6.79%, 11/15/2021	96,836	100,051
1181.25%, 11/15/2021 IO	1	4
0.00%, 12/15/2021 PO	63,843	63,052
1056.34%, 01/15/2022 IO	13	138
5.00%, 03/15/2022	357,913	368,187
7.00%, 03/15/2022	970	1,038
6.00%, 05/15/2022	644	679
7.00%, 05/15/2022	1,155	1,172
7.50%, 08/15/2022	1,706	1,892
8.00%, 08/15/2022	4,276	4,722
2.31%, 09/15/2022	2,880	2,932
5.50%, 10/15/2022	78,489	84,803
4.10%, 12/15/2022	2,745	2,874
5.50%, 12/15/2022	25,833	27,301
1.65%, 02/15/2023	398	406
7.50%, 02/15/2023	26,818	29,574
5.50%, 03/15/2023	146,000	160,769
2.31%, 04/15/2023	14,930	15,256
5.50%, 04/15/2023	147,000	162,005
7.00%, 04/15/2023	23,246	25,450
7.50%, 04/15/2023	4,582	5,058
5.00%, 05/15/2023	23,238	24,507
7.00%, 05/15/2023	2,425	2,663
7.89%, 05/15/2023	10,291	11,550
0.00%, 06/15/2023 PO	712	704
0.00%, 06/15/2023 PO	977	967
5.39%, 06/15/2023 IO	6,580	125
5.60%, 06/15/2023	48,620	51,882
1.48%, 07/15/2023	9,543	9,512
7.44%, 07/15/2023	12,308	13,350
24.94%, 07/15/2023	2,004	2,829
2.15%, 08/15/2023	562	578
6.50%, 09/15/2023	63,866	70,753
7.00%, 09/15/2023	19,310	21,094
29.50%, 09/15/2023	8,294	12,821
0.00%, 10/15/2023 PO	20,713	20,403
6.25%, 10/15/2023	10,869	11,781
18.98%, 10/15/2023	5,255	7,492
5.00%, 11/15/2023	303,163	320,920
5.50%, 11/15/2023	75,401	81,557
6.00%, 11/15/2023	25,834	27,831
5.00%, 12/15/2023	30,901	33,037
6.50%, 12/15/2023	14,847	16,114
6.50%, 12/15/2023	28,501	30,920
7.00%, 01/15/2024	9,627	10,543
0.00%, 02/15/2024 PO	10,488	10,110
0.00%, 02/15/2024 PO	5,959	5,395
7.00%, 02/15/2024	1,655	1,953
10.00%, 02/15/2024	2,165	2,910
16.63%, 02/15/2024	1,104	1,453
1.42%, 03/15/2024	800	793
1.76%, 03/15/2024	1,671	1,692
7.00%, 03/15/2024	8,654	9,498
7.00%, 03/15/2024	45,703	50,225
28.53%, 03/15/2024 IO	5,671	2,170

	Principal Amount	Value
7.50%, 04/15/2024	30,429	33,597
0.00%, 05/15/2024 PO	6,613	6,258
8.33%, 05/15/2024 IO	15,834	2,983
6.00%, 06/15/2024	29,040	32,839
7.50%, 08/15/2024	6,658	7,510
4.00%, 12/15/2024	206,000	221,425
5.00%, 12/15/2024	86,509	92,862
27.45%, 04/15/2025	25,625	35,337
4.50%, 06/15/2025	722,000	784,970
13.98%, 08/15/2025	14,378	17,265
22.93%, 10/15/2025	29,506	40,708
3.50%, 01/15/2026	2,000,000	2,111,149
5.00%, 03/15/2026	271,952	286,175
6.50%, 03/15/2026	4,274	4,649
6.50%, 07/15/2026	29,136	32,279
7.50%, 09/15/2026	4,331	4,927
8.00%, 09/15/2026	12,645	14,704
6.50%, 01/15/2027	20,458	22,664
7.50%, 01/15/2027	29,174	33,450
7.50%, 01/15/2027	10,365	11,942
1.86%, 02/15/2027	816	830
6.00%, 05/15/2027	25,301	27,619
7.25%, 07/15/2027	1,237	1,413
7.50%, 09/15/2027	10,675	12,402
6.50%, 12/15/2027	14,635	16,342
7.00%, 03/15/2028 IO	16,994	3,328
7.50%, 03/15/2028	53,214	61,476
7.50%, 05/15/2028	17,959	20,675
6.50%, 06/15/2028	26,725	30,003
7.00%, 06/15/2028	3,239	3,680
6.00%, 07/15/2028	10,898	11,979
6.25%, 08/15/2028	56,404	61,893
6.50%, 08/15/2028	52,689	59,070
6.00%, 09/15/2028	10,008	11,100
7.00%, 10/15/2028 IO	20,947	2,491
6.00%, 11/15/2028	45,286	50,311
6.00%, 12/15/2028	91,697	101,793
1.76%, 01/15/2029	21,995	22,339
6.00%, 01/15/2029	124,102	140,988
6.00%, 02/15/2029	27,082	29,898
6.25%, 02/15/2029	139,410	154,982
26.00%, 03/15/2029	3,567	5,851
7.00%, 04/15/2029 IO	1,972	233
4.00%, 05/15/2029	396,240	404,730
7.00%, 06/15/2029	109,688	124,965
7.50%, 06/15/2029 IO	8,723	1,088
7.00%, 07/15/2029	53,897	62,105
7.00%, 08/15/2029	29,579	33,834
4.00%, 11/15/2029 IO	233,319	16,199
7.50%, 11/15/2029	140	163
8.00%, 11/15/2029	25,314	29,161
7.00%, 01/15/2030	53,216	61,513
8.00%, 01/15/2030	15,458	18,351
8.00%, 01/15/2030	52,134	62,127
8.00%, 03/15/2030	9,910	11,653
5.00%, 04/15/2030	702,000	794,689
8.00%, 04/15/2030	15,067	17,965
7.50%, 05/15/2030	10,393	12,242
7.50%, 08/15/2030	11,182	13,170
7.25%, 09/15/2030	30,156	35,350
7.00%, 10/15/2030	36,023	41,687
7.50%, 10/15/2030	3,297	3,868
7.50%, 10/15/2030	796	937
7.25%, 12/15/2030	38,744	44,865
7.00%, 03/15/2031	20,425	23,495
6.50%, 05/15/2031	9,859	11,256
7.00%, 06/15/2031	21,713	25,033
8.50%, 06/15/2031	44,775	52,043
6.00%, 07/15/2031	10,817	12,214
7.00%, 07/15/2031	41,367	47,822

	Principal Amount	Value
6.50%, 08/15/2031	20,635	23,401
6.50%, 08/15/2031	260,285	302,982
6.50%, 08/15/2031	26,078	28,838
6.50%, 08/15/2031	21,336	23,920
6.50%, 10/15/2031	23,825	26,396
6.50%, 01/15/2032	39,376	44,969
6.50%, 01/15/2032	26,498	30,220
2.06%, 02/15/2032	130,260	133,055
6.38%, 02/15/2032	28,171	30,939
6.50%, 02/15/2032	49,700	56,699
6.50%, 02/15/2032	44,657	50,947
6.84%, 02/15/2032 IO	100,400	23,380
7.49%, 02/15/2032 IO	20,956	5,720
13.78%, 02/15/2032	56,514	72,425
16.49%, 02/15/2032	51,904	77,839
6.50%, 03/15/2032	58,455	64,878
6.50%, 03/15/2032	65,410	74,649
6.79%, 03/15/2032 IO	41,548	9,874
6.84%, 03/15/2032 IO	27,104	5,881
7.00%, 03/15/2032	51,236	59,404
7.00%, 03/15/2032	39,841	45,984
6.50%, 04/15/2032	150,444	168,475
6.50%, 04/15/2032	96,949	110,610
6.50%, 04/15/2032	15,636	17,855
7.00%, 04/15/2032	30,795	34,983
7.00%, 04/15/2032	91,766	105,380
5.50%, 05/15/2032	3,281	3,280
6.50%, 05/15/2032	55,151	62,896
7.00%, 05/15/2032	40,060	46,864
6.50%, 06/15/2032	58,268	66,498
6.50%, 06/15/2032	34,929	39,003
6.50%, 06/15/2032	46,752	52,195
6.50%, 07/15/2032	69,651	78,504
6.50%, 07/15/2032	45,952	51,054
0.00%, 09/15/2032 PO	1,528,733	1,373,065
6.00%, 09/15/2032	73,261	83,010
0.00%, 12/15/2032 PO	1,852	1,843
0.00%, 12/15/2032 PO	19,972	19,682
0.00%, 12/15/2032 PO	31,768	27,919
1.91%, 12/15/2032	68,369	69,006
6.00%, 12/15/2032	70,894	80,486
6.00%, 12/15/2032	121,213	135,330
15.82%, 12/15/2032	40,307	54,415
6.00%, 01/15/2033	83,471	95,102
6.00%, 02/15/2033	60,954	69,507
6.00%, 02/15/2033	298,564	335,007
6.00%, 03/15/2033	52,144	56,223
6.50%, 03/15/2033 IO	33,739	6,376
12.73%, 06/15/2033	113,133	146,573
5.00%, 07/15/2033	929,291	1,033,054
6.27%, 07/15/2033	462	562
10.97%, 07/15/2033	31,665	39,010
3.00%, 08/15/2033	495,000	497,942
12.63%, 09/15/2033	34,013	43,630
6.97%, 10/15/2033	947,484	1,043,003
13.95%, 11/15/2033	16,573	22,529
1.76%, 12/15/2033	255,480	256,997
5.00%, 01/15/2034	407,614	444,037
5.50%, 02/15/2034	14,376	15,063
6.00%, 05/15/2034	248,562	271,944
20.24%, 06/15/2034	92,552	119,522
0.00%, 07/15/2034 PO	173,592	152,110
3.38%, 07/15/2034	67,048	70,518
4.00%, 11/15/2034 IO	279,734	6,777
0.00%, 01/15/2035 PO	702	694
0.00%, 02/15/2035 PO	51,146	46,671
23.06%, 02/15/2035	65,922	92,579
0.00%, 04/15/2035 PO	85,781	77,394
6.00%, 04/15/2035	1,057,000	1,217,252
1.56%, 05/15/2035	92,430	92,696

	Principal Amount	Value
1.46%, 06/15/2035	101,222	101,094
14.04%, 06/15/2035	4,490	5,477
0.00%, 08/15/2035 PO	8,843	8,141
1.96%, 08/15/2035	89,738	91,595
0.00%, 09/15/2035 PO	44,497	40,891
16.14%, 11/15/2035	49,445	69,078
6.00%, 01/15/2036	197,054	224,277
20.32%, 01/15/2036	15,215	22,481
0.00%, 02/15/2036 PO	55,498	50,425
0.00%, 02/15/2036 PO	42,611	37,514
0.00%, 02/15/2036 PO	166,159	150,027
0.00%, 02/15/2036 PO	36,852	31,068
0.00%, 03/15/2036 PO	102,025	92,466
0.00%, 03/15/2036 PO	97,440	88,182
0.00%, 03/15/2036 PO	11,034	9,925
6.00%, 03/15/2036	2,193	3,316
0.00%, 04/15/2036 PO	199,791	181,589
0.00%, 04/15/2036 PO	108,893	95,090
0.00%, 04/15/2036 PO	59,630	52,276
0.00%, 04/15/2036 PO	192,620	173,696
6.00%, 04/15/2036	1,053,287	1,185,480
6.00%, 04/15/2036	130,833	148,141
6.00%, 04/15/2036 IO	107,665	21,917
0.00%, 05/15/2036 PO	52,039	48,372
0.00%, 05/15/2036 PO	16,226	14,724
0.00%, 05/15/2036 PO	80,564	69,490
0.00%, 05/15/2036 PO	14,307	11,741
1.61%, 05/15/2036	799,579	802,678
1.66%, 05/15/2036	414,844	416,619
0.00%, 06/15/2036 PO	185,333	171,576
6.00%, 06/15/2036	29,322	29,558
6.00%, 06/15/2036	31,452	35,251
16.48%, 06/15/2036	33,157	45,386
0.00%, 07/15/2036 PO	36,771	32,913
5.94%, 07/15/2036 IO	14,246	1,688
6.50%, 07/15/2036	171,443	193,080
6.50%, 07/15/2036	117,807	131,771
0.00%, 08/15/2036 PO	56,479	49,927
5.49%, 08/15/2036 IO	835,820	149,173
5.50%, 08/15/2036	251,525	277,028
5.50%, 08/15/2036	89,683	96,147
0.00%, 09/15/2036 PO	32,384	30,027
0.00%, 09/15/2036 PO	23,812	18,960
0.00%, 10/15/2036 PO	63,093	55,895
5.54%, 10/15/2036 IO	73,883	11,651
7.50%, 11/15/2036	949,977	1,114,908
0.00%, 12/15/2036 PO	31,505	27,306
7.00%, 12/15/2036	2,313,344	2,699,770
7.50%, 12/15/2036	787,074	944,705
0.00%, 01/15/2037 PO	31,366	27,419
4.98%, 01/15/2037 IO	56,705	8,489
0.00%, 02/15/2037 PO	84,713	76,682
0.00%, 02/15/2037 PO	11,185	10,115
1.60%, 02/15/2037	64,239	64,395
6.00%, 02/15/2037	99,571	105,903
0.00%, 03/15/2037 PO	18,680	17,881
5.29%, 03/15/2037 IO	84,141	11,346
9.00%, 03/15/2037	29,549	34,665
0.00%, 04/15/2037 PO	41,379	38,108
6.00%, 04/15/2037	93,383	105,223
0.00%, 05/15/2037 PO	352,220	302,833
0.00%, 05/15/2037 PO	63,341	58,438
0.00%, 05/15/2037 PO	2,921	2,685
6.00%, 05/15/2037	185,703	193,439
0.00%, 06/15/2037 PO	9,565	9,064
0.00%, 06/15/2037 PO	35,238	32,022
0.00%, 07/15/2037 PO	448,075	381,933
1.40%, 07/15/2037	1,655,958	1,657,344
4.50%, 07/15/2037 IO	540,625	13,761
5.44%, 07/15/2037 IO	73,617	11,309

	Principal Amount	Value
4.00%, 08/15/2037 IO	510,805	22,386
0.00%, 09/15/2037 PO	46,361	42,838
1.76%, 09/15/2037	24,195	24,433
4.00%, 10/15/2037 IO	176,145	3,605
4.00%, 10/15/2037 IO	301,022	10,251
1.84%, 11/15/2037	975,315	987,989
5.26%, 11/15/2037 IO	385,306	52,243
5.29%, 11/15/2037 IO	255,982	31,816
4.84%, 01/15/2038 IO	480,624	84,272
14.55%, 02/15/2038	19,913	24,473
5.50%, 03/15/2038	703,705	784,165
5.64%, 04/15/2038 IO	179,474	31,540
5.50%, 05/15/2038	103,131	110,842
5.04%, 06/15/2038 IO	203,108	26,268
6.00%, 06/15/2038	552,762	611,729
6.00%, 06/15/2038	30,527	34,164
4.69%, 08/15/2038 IO	354,288	53,689
5.70%, 10/15/2038	155,043	172,904
5.50%, 01/15/2039	287,561	320,672
2.76%, 02/15/2039	146,772	150,930
4.84%, 02/15/2039 IO	143,340	22,150
1.56%, 04/15/2039	622,400	624,319
1.61%, 05/15/2039	756,665	753,874
4.94%, 05/15/2039 IO	85,474	7,295
5.14%, 05/15/2039 IO	179,406	17,092
2.36%, 07/15/2039	88,636	90,649
4.50%, 07/15/2039	1,001,102	1,067,504
1.61%, 08/15/2039	214,430	214,888
3.50%, 08/15/2039	748,212	776,496
0.00%, 10/15/2039 PO	162,973	138,459
5.00%, 10/15/2039 IO	485,869	71,311
5.09%, 12/15/2039 IO	190,160	32,913
0.00%, 01/15/2040 PO	163,223	145,173
1.91%, 01/15/2040 IO	2,062,851	115,036
5.00%, 01/15/2040	828,160	906,362
13.64%, 02/15/2040	475,000	632,830
1.66%, 10/15/2040	258,086	259,510
4.84%, 10/15/2040 IO	587,770	80,438
4.84%, 10/15/2040 IO	793,329	120,507
1.71%, 12/15/2040	2,131,116	2,149,220
1.71%, 03/15/2041	1,547,995	1,551,786
5.00%, 05/15/2041	1,150,088	1,353,170
5.50%, 05/15/2041	405,704	425,020
5.50%, 05/15/2041	1,183,835	1,288,744
1.56%, 10/15/2041	1,082,662	1,087,062
4.00%, 11/15/2041	960,579	1,014,714
4.00%, 12/15/2041	493,098	525,493
1.66%, 03/15/2042	1,124,049	1,130,827
1.66%, 07/15/2042	551,200	552,674
1.61%, 08/15/2042	2,877,016	2,913,217
1.56%, 09/15/2042	1,003,255	998,805
3.00%, 06/15/2043	206,000	202,783
3.50%, 09/15/2043	6,242,666	6,474,250
4.50%, 09/15/2043	1,000,000	1,120,973
3.50%, 11/15/2043	5,938,666	6,139,439
2.75%, 02/15/2046	2,216,867	2,291,408
7.29%, 11/15/2046	1,075,948	1,257,988
3.50%, 06/15/2048	6,118,114	6,328,025
0.00%, 10/15/2049 PO	565,417	514,661
Freddie Mac Strips
4.50%, 11/15/2020 IO	43,512	1,344
4.50%, 12/15/2020 IO	30,676	1,165
9.00%, 04/01/2022 IO	117	16
0.00%, 04/01/2028 PO	91,554	83,313
5.00%, 09/15/2035 IO	164,707	35,040
5.00%, 09/15/2035 IO	307,709	58,388
5.00%, 09/15/2035 IO	197,120	41,386
6.54%, 08/15/2036 IO	564,483	107,368
1.71%, 07/15/2042	3,379,973	3,394,287
3.50%, 07/15/2042	7,972,490	8,210,520

	Principal Amount	Value
1.66%, 08/15/2042	2,207,840	2,219,663
1.71%, 08/15/2042	1,932,669	1,948,939
3.00%, 08/15/2042	2,677,501	2,659,009
3.00%, 01/15/2043	646,516	641,875
0.00%, 09/15/2043 PO	1,254,498	1,013,128
Freddie Mac Structured Pass-Through Certificates
5.66%, 07/25/2032	70,871	77,181
5.20%, 07/25/2033	214,095	234,874
3.55%, 10/25/2037	1,792,514	1,830,361
7.50%, 02/25/2042	290,880	339,019
7.50%, 08/25/2042	48,066	58,430
6.50%, 02/25/2043	286,097	337,032
7.00%, 02/25/2043	96,062	112,327
5.23%, 05/25/2043	678,765	765,737
0.00%, 07/25/2043 PO	27,582	24,140
7.50%, 07/25/2043	70,762	85,312
0.00%, 09/25/2043 PO	31,513	26,374
7.50%, 09/25/2043	394,956	483,221
0.00%, 10/25/2043 PO	35,698	29,182
7.00%, 10/25/2043	397,242	478,004
1.89%, 10/25/2044	749,332	759,702
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045 (Acquired 03/22/2017, Cost $1,964,332) (1)	2,000,000	2,010,099
FREMF 2013-K31 Mortgage Trust
3.74%, 07/25/2046 (Acquired 03/22/2017, Cost $1,952,510) (1)	2,000,000	1,975,120
FREMF 2013-K35 Mortgage Trust
4.08%, 08/25/2023 (Acquired 03/24/2017, Cost $2,864,531) (1)	2,951,000	2,949,253
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047 (Acquired 01/17/2017, Cost $2,840,393) (1)	2,970,000	2,959,642
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047 (Acquired 03/24/2017, Cost $5,606,583) (1)	6,000,000	5,901,005
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048 (Acquired 01/17/2017, Cost $3,447,861) (1)	3,510,000	3,541,667
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048 (Acquired 03/24/2017, Cost $3,616,517) (1)	4,000,000	3,836,618
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022 (Acquired 02/21/2017, Cost $3,622,547) (1)	4,000,000	3,653,288
FREMF 2016-K59 Mortgage Trust
3.69%, 11/25/2049 (Acquired 11/15/2016, Cost $2,215,532) (1)	2,450,000	2,390,340
FREMF 2016-K722 Mortgage Trust
3.97%, 07/25/2049 (Acquired 06/22/2016, Cost $1,751,515) (1)	1,845,000	1,881,602
Ginnie Mae
4.00%, 07/15/2042 (3)	56,750,000	59,711,641
Ginnie Mae I Pool
9.00%, 02/15/2020	50	51
7.50%, 11/15/2022	100	100
7.50%, 03/15/2023	262	280
7.00%, 08/15/2023	510	542
7.00%, 09/15/2023	17,908	19,082
7.00%, 11/15/2023	997	1,081
6.50%, 01/15/2024	4,332	4,737
7.00%, 02/15/2024	7,686	8,183
9.50%, 10/15/2024	30,723	33,028
9.00%, 11/15/2024	994	1,068
9.50%, 12/15/2025	2,282	2,471
7.50%, 11/15/2026	1,154	1,190
7.50%, 07/15/2027	1,823	1,890
6.50%, 03/15/2028	8,226	8,995
7.50%, 07/15/2028	780	799
8.00%, 08/15/2028	1,580	1,585
6.50%, 09/15/2028	17,317	18,935
7.50%, 09/15/2028	5,682	6,282
6.50%, 10/15/2028	1,490	1,647
6.00%, 11/15/2028	10,898	12,288
7.00%, 09/15/2031	109,293	130,187
6.50%, 01/15/2032	91,941	107,989
6.50%, 07/15/2032	2,586	2,828
6.50%, 02/15/2033	16,333	18,096
7.00%, 02/15/2033	6,195	6,846
5.50%, 04/15/2033	342,693	386,178

	Principal Amount	Value
6.50%, 04/15/2033	7,668	8,385
5.50%, 06/15/2033	4,092	4,597
7.00%, 06/15/2033	22,519	27,009
5.50%, 12/15/2033	16,176	18,133
5.50%, 07/15/2034	8,264	9,303
5.50%, 09/15/2034	19,715	22,036
7.00%, 06/15/2035	302,900	356,439
6.50%, 12/15/2035	100,911	117,520
7.00%, 04/15/2037	38,495	43,516
7.50%, 10/15/2037	45,436	52,988
4.00%, 06/15/2039	669,803	704,961
4.50%, 04/15/2040	4,059,178	4,365,758
4.00%, 10/15/2040	359,767	379,505
3.50%, 01/15/2042	7,121,060	7,395,468
3.50%, 03/15/2043	1,465,085	1,522,870
3.50%, 04/15/2043	6,140,373	6,394,996
3.00%, 05/15/2043	910,530	923,358
3.50%, 06/15/2043	1,986,056	2,067,018
3.50%, 07/15/2043	807,511	839,166
Ginnie Mae II Pool
8.50%, 03/20/2025	433	477
8.50%, 04/20/2025	2,146	2,373
8.50%, 05/20/2025	5,419	5,985
8.00%, 12/20/2025	815	909
8.00%, 06/20/2026	1,972	2,228
8.00%, 08/20/2026	1,479	1,755
8.00%, 09/20/2026	1,614	1,919
8.00%, 11/20/2026	1,349	1,598
8.00%, 10/20/2027	3,753	4,301
8.00%, 11/20/2027	2,938	3,347
8.00%, 12/20/2027	1,447	1,619
7.50%, 02/20/2028	2,179	2,476
6.00%, 03/20/2028	9,453	10,956
8.00%, 06/20/2028	589	599
8.00%, 08/20/2028	156	163
7.50%, 09/20/2028	6,095	6,969
8.00%, 09/20/2028	463	481
6.50%, 07/20/2029	99,678	115,556
6.00%, 11/20/2033	6,734	7,635
5.00%, 10/20/2037	571,233	630,263
7.00%, 08/20/2038	41,553	47,353
6.00%, 09/20/2038	725,704	811,121
6.00%, 11/20/2038	6,419	6,903
6.00%, 08/20/2039	364,838	421,117
5.50%, 09/20/2039	226,630	256,371
4.50%, 06/20/2040	1,266,384	1,360,387
5.00%, 07/20/2040	322,247	354,090
4.00%, 10/20/2040	3,522,931	3,741,192
4.50%, 01/20/2041	975,642	1,048,200
4.50%, 03/20/2041	933,716	1,003,099
4.50%, 05/20/2041	471,487	506,494
4.50%, 06/20/2041	3,339,514	3,587,571
4.50%, 07/15/2041 (3)	10,385,000	11,034,460
4.50%, 09/20/2041	1,027,695	1,104,098
3.00%, 06/20/2042	500,524	507,476
4.00%, 06/20/2042	4,589,251	4,852,187
3.00%, 08/20/2042	6,721,423	6,814,783
3.50%, 10/20/2042	7,659,717	7,965,650
3.00%, 11/20/2042	3,702,654	3,754,083
3.50%, 11/20/2042	1,631,810	1,696,985
3.00%, 12/20/2042	728,846	738,969
4.00%, 12/20/2042	4,282,344	4,527,547
3.00%, 01/20/2043	1,888,061	1,914,285
4.00%, 02/20/2043	2,092,371	2,213,091
3.00%, 04/20/2043	4,785,847	4,852,324
3.50%, 05/20/2043	1,774,592	1,845,475
3.00%, 09/20/2043	1,434,414	1,454,340
4.50%, 09/20/2043	2,788,459	2,964,404
3.00%, 10/20/2043	209,205	212,111
4.50%, 10/20/2043	5,360,449	5,698,680

	Principal Amount	Value
4.00%, 10/20/2043	4,049,537	4,282,062
4.50%, 12/20/2043	1,414,194	1,503,426
3.00%, 01/20/2044	1,259,501	1,276,997
3.00%, 07/20/2044	618,748	626,626
3.00%, 12/20/2044	1,181,133	1,194,255
4.00%, 12/20/2044	1,002,671	1,055,853
3.50%, 03/20/2045	2,853,015	2,957,544
3.00%, 04/20/2045	8,520,302	8,614,524
3.50%, 04/20/2045	20,639,700	21,395,903
4.00%, 05/20/2045	9,762,541	10,317,274
3.00%, 07/15/2045 (3)	23,660,000	23,896,600
3.50%, 07/15/2045 (3)	50,360,000	52,150,142
3.50%, 07/20/2045	9,176,988	9,513,216
4.00%, 01/20/2046	1,630,780	1,717,276
4.50%, 01/20/2046	5,015,021	5,331,456
4.00%, 03/20/2046	2,124,591	2,237,279
3.00%, 04/20/2046	11,399,788	11,525,854
4.00%, 04/20/2046	5,459,867	5,749,457
3.00%, 05/20/2046	461,251	466,352
4.00%, 05/20/2046	9,527,038	10,032,350
3.50%, 06/20/2046	5,335,151	5,544,479
4.00%, 06/20/2046	4,415,286	4,649,472
3.00%, 08/20/2046	22,005,339	22,248,688
3.00%, 09/20/2046	2,923,464	2,955,794
3.50%, 11/20/2046	19,596,625	20,314,612
3.00%, 01/20/2047	6,468,153	6,539,682
3.00%, 02/20/2047	15,018,607	15,184,692
3.00%, 03/20/2047	996,122	1,007,138
4.46%, 05/20/2063	522,402	548,366
GMACM Mortgage Loan Trust 2003-AR1
3.69%, 10/19/2033	356,044	352,403
GMACM Mortgage Loan Trust 2003-AR2
3.79%, 12/19/2033	264,525	262,059
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	11,310	11,449
GMACM Mortgage Loan Trust 2005-AR3
3.74%, 06/19/2035	216,024	211,723
GNMA Remic Trust 2017-H14
1.65%, 06/20/2067 (8)	8,264,572	8,250,367
1.70%, 06/20/2067 (8)	15,000,000	1,551,563
GNMA Remic Trust 2015-137
5.47%, 01/20/2038	1,032,701	1,154,782
Government National Mortgage Association
5.50%, 11/20/2020	271,700	277,333
5.00%, 04/16/2023	381,243	389,619
6.50%, 10/16/2024	151,367	164,292
6.00%, 02/20/2029	141,642	157,488
7.43%, 08/16/2029 IO	15,248	3,086
8.50%, 02/16/2030	173,758	201,888
9.00%, 03/16/2030	155,102	179,401
6.33%, 04/16/2030 IO	137,464	20,159
8.00%, 06/20/2030	16,441	19,248
9.00%, 10/20/2030	24,665	29,408
9.00%, 11/16/2030 IO	1,468	213
9.00%, 11/20/2030	15,463	18,629
7.53%, 01/16/2031 IO	8,753	1,922
7.38%, 03/16/2031 IO	7,159	2,013
17.96%, 03/17/2031	74,065	102,540
6.88%, 08/16/2031 IO	18,804	5,405
7.08%, 08/16/2031 IO	19,977	5,636
1.56%, 03/20/2032	81,167	81,323
6.78%, 04/16/2032 IO	71,680	13,125
10.17%, 04/16/2032	6,687	8,033
9.00%, 06/16/2032	2,402	2,962
6.50%, 06/20/2032	273,781	311,970
6.50%, 07/16/2032	84,755	97,840
6.00%, 07/20/2032	28,803	31,940
6.50%, 07/20/2032	138,841	162,356
6.50%, 07/20/2032	94,632	111,457
12.56%, 11/17/2032	18,311	21,465

	Principal Amount	Value
6.00%, 11/20/2032	146,000	165,623
0.00%, 12/20/2032 PO	113,247	107,819
5.50%, 01/16/2033	552,019	613,669
6.50%, 01/20/2033	145,939	165,036
6.53%, 02/16/2033 IO	70,792	11,524
0.00%, 02/17/2033 PO	47,458	45,081
6.49%, 02/20/2033 IO	32,469	7,463
0.00%, 03/16/2033 PO	11,321	10,178
6.28%, 03/17/2033	11,925	12,369
6.50%, 03/20/2033	280,057	316,725
6.50%, 03/20/2033	82,179	92,383
5.50%, 04/20/2033	316,062	349,812
6.50%, 05/20/2033	107,492	123,113
0.00%, 06/16/2033 PO	55,892	47,741
6.00%, 09/16/2033	188,616	212,930
0.00%, 10/20/2033 PO	8,950	7,994
5.82%, 10/20/2033	211,042	237,313
5.38%, 11/16/2033 IO	124,866	16,806
5.38%, 12/16/2033 IO	111,498	20,179
5.33%, 03/16/2034 IO	45,253	932
5.50%, 03/16/2034	4,603,369	5,129,812
16.44%, 04/16/2034	53,864	76,536
14.14%, 05/18/2034	10,106	12,101
0.00%, 06/20/2034 PO	99,780	91,305
6.00%, 06/20/2034	364,068	409,743
12.44%, 08/17/2034	51,194	58,889
5.72%, 08/20/2034	108,001	120,420
5.38%, 09/16/2034 IO	371,625	61,544
7.00%, 09/20/2034	45,350	49,504
23.51%, 09/20/2034	45,350	71,566
11.73%, 10/16/2034	9,513	10,774
20.09%, 10/16/2034	36,438	54,245
4.89%, 10/20/2034 IO	574,451	88,955
9.78%, 10/20/2034	13,714	14,872
4.87%, 11/20/2034 IO	294,260	39,936
5.54%, 01/20/2035 IO	400,726	60,363
13.61%, 06/17/2035	172,421	212,442
5.59%, 06/20/2035	207,371	227,232
5.50%, 07/20/2035 IO	42,193	9,390
16.93%, 08/16/2035	20,972	30,285
0.00%, 08/20/2035 PO	244,647	219,772
18.14%, 08/20/2035	3,093	3,765
5.09%, 09/20/2035 IO	823,091	132,760
5.50%, 09/20/2035	267,020	293,841
0.00%, 10/20/2035 PO	48,334	41,679
0.00%, 11/20/2035 PO	76,531	66,204
6.00%, 12/20/2035 IO	78,055	14,965
5.75%, 02/20/2036	57,658	61,524
0.00%, 03/20/2036 PO	66,479	60,894
0.00%, 05/20/2036 PO	91,522	83,604
5.29%, 06/20/2036 IO	13,581	1,247
0.00%, 07/20/2036 PO	13,227	11,998
5.49%, 07/20/2036 IO	39,094	961
6.50%, 07/20/2036	382,126	446,228
6.50%, 08/20/2036	499,262	578,060
5.49%, 10/20/2036 IO	114,351	16,400
5.56%, 10/20/2036	233,954	256,963
5.59%, 11/20/2036 IO	201,445	36,615
5.93%, 02/20/2037	70,851	78,213
0.00%, 03/20/2037 PO	263,459	238,237
4.99%, 03/20/2037 IO	209,489	38,156
0.00%, 04/16/2037 PO	126,197	110,981
5.64%, 04/16/2037 IO	325,233	61,684
4.99%, 04/20/2037 IO	120,922	17,432
6.08%, 04/20/2037	145,669	161,868
1.47%, 05/16/2037	77,624	77,388
0.00%, 05/20/2037 PO	19,532	16,624
4.99%, 05/20/2037 IO	249,044	40,990
4.99%, 05/20/2037 IO	224,635	34,261
0.00%, 06/16/2037 PO	337,106	311,438

	Principal Amount	Value
0.00%, 06/16/2037 PO	44,687	40,604
5.30%, 06/16/2037 IO	191,622	32,488
5.04%, 06/20/2037 IO	194,440	25,437
5.43%, 07/20/2037 IO	275,230	44,013
5.47%, 07/20/2037 IO	282,793	46,083
5.54%, 07/20/2037 IO	195,454	30,774
5.56%, 08/20/2037 IO	69,833	12,532
0.00%, 09/20/2037 PO	42,970	41,042
5.34%, 09/20/2037 IO	178,654	28,741
16.57%, 09/20/2037	49,141	65,991
5.50%, 10/16/2037 IO	319,834	39,898
10.98%, 10/20/2037	33,397	39,633
0.00%, 11/16/2037 PO	390,954	356,800
5.37%, 11/16/2037 IO	198,107	28,299
4.79%, 11/20/2037 IO	213,318	35,101
5.29%, 11/20/2037 IO	409,932	67,680
5.30%, 11/20/2037 IO	239,299	36,472
5.34%, 11/20/2037 IO	187,668	30,961
5.50%, 11/20/2037	3,183	3,209
16.31%, 11/20/2037	23,675	33,870
5.34%, 12/20/2037 IO	297,996	50,460
0.00%, 01/20/2038 PO	13,915	11,801
0.00%, 01/20/2038 PO	7,899	7,847
4.79%, 02/20/2038 IO	1,841,327	295,175
5.50%, 02/20/2038 IO	46,893	8,302
6.53%, 04/16/2038 IO	109,050	20,529
5.09%, 04/20/2038 IO	291,806	42,468
5.23%, 05/16/2038 IO	938,416	159,937
4.99%, 06/20/2038 IO	72,643	11,351
6.00%, 06/20/2038	144,766	164,425
2.03%, 07/20/2038	563,326	572,790
4.94%, 07/20/2038 IO	259,432	40,443
5.75%, 07/20/2038	283,508	301,680
4.79%, 08/20/2038 IO	93,732	13,815
5.57%, 08/20/2038	409,577	465,230
4.69%, 09/20/2038 IO	306,873	41,073
4.99%, 09/20/2038 IO	630,423	88,569
6.39%, 09/20/2038 IO	133,580	24,871
6.10%, 11/20/2038	246,823	276,312
5.23%, 12/16/2038 IO	68,114	2,872
4.49%, 12/20/2038 IO	318,814	42,497
4.79%, 12/20/2038 IO	177,570	23,167
5.86%, 12/20/2038	845,127	954,477
6.00%, 12/20/2038 IO	83,917	10,397
6.09%, 12/20/2038 IO	567,742	107,642
5.47%, 01/20/2039	1,307,190	1,431,819
4.93%, 02/16/2039 IO	141,455	18,910
4.98%, 02/16/2039 IO	228,109	26,337
4.74%, 02/20/2039 IO	263,294	33,603
4.83%, 02/20/2039 IO	155,701	21,533
5.09%, 03/20/2039 IO	269,667	28,063
5.09%, 03/20/2039 IO	97,281	5,469
6.50%, 03/20/2039 IO	181,196	47,290
6.50%, 03/20/2039 IO	81,829	18,214
5.06%, 04/20/2039 IO	480,408	61,733
5.50%, 05/20/2039 IO	58,109	10,870
6.00%, 05/20/2039 IO	77,398	16,108
5.23%, 06/16/2039 IO	433,089	28,503
4.74%, 06/20/2039 IO	250,416	41,397
4.87%, 06/20/2039 IO	360,123	51,309
4.93%, 07/16/2039 IO	427,035	50,621
5.08%, 08/16/2039 IO	393,772	62,776
7.00%, 08/16/2039	236,491	264,009
4.88%, 09/20/2039 IO	610,040	85,081
5.50%, 09/20/2039	317,000	386,370
5.23%, 11/16/2039 IO	487,075	72,430
6.00%, 12/20/2039	178,032	181,865
5.22%, 06/20/2040	245,240	267,629
5.54%, 07/20/2040	349,758	392,302
7.00%, 10/16/2040	698,320	809,655

	Principal Amount	Value
0.00%, 12/20/2040 PO	929,231	819,259
5.39%, 05/20/2041 IO	475,300	88,986
4.66%, 09/20/2041	540,494	583,431
4.66%, 10/20/2041	976,290	1,052,731
4.53%, 11/16/2041	509,874	554,426
3.00%, 12/20/2041	1,000,000	984,511
3.71%, 01/20/2042	547,211	569,716
3.97%, 09/16/2042	382,617	404,203
4.63%, 10/20/2042	1,928,932	2,071,341
4.72%, 11/20/2042	282,633	305,627
4.49%, 04/20/2043	309,988	326,959
1.44%, 11/20/2059	169,939	170,083
1.47%, 01/20/2060	223,570	223,696
1.44%, 03/20/2060	266,043	266,222
1.42%, 04/20/2060	1,016,772	1,017,893
5.24%, 07/20/2060	2,388,726	2,477,984
1.29%, 08/20/2060	96,439	96,427
1.46%, 01/20/2061	2,626,932	2,631,261
1.49%, 03/20/2061	2,525,563	2,523,526
1.64%, 05/20/2061	2,117,095	2,122,083
1.69%, 05/20/2061	2,075,894	2,081,524
1.46%, 08/20/2061	678,225	677,669
1.54%, 10/20/2061	1,253,303	1,255,936
1.54%, 12/20/2061	7,136,442	7,141,581
1.54%, 04/20/2062	489,146	490,351
1.69%, 04/20/2062	1,039,493	1,045,970
1.44%, 05/20/2062	315,154	315,599
1.54%, 07/20/2062	1,560,587	1,563,220
1.57%, 09/20/2062	2,759,372	2,767,481
1.58%, 09/20/2062	724,472	726,019
1.49%, 10/20/2062	691,878	693,076
1.51%, 10/20/2062	3,008,587	3,007,511
1.59%, 10/20/2062	450,343	448,943
1.29%, 11/20/2062	85,552	85,542
1.33%, 12/20/2062	2,747,045	2,728,388
1.31%, 01/20/2063	1,333,810	1,323,679
1.49%, 01/20/2063	816,354	817,910
1.65%, 01/20/2063	2,975,081	2,957,868
1.41%, 02/20/2063	285,762	284,222
1.44%, 02/20/2063	1,596,705	1,591,603
1.65%, 02/20/2063	3,961,518	3,944,681
1.40%, 03/20/2063	1,140,803	1,135,426
1.46%, 03/20/2063	370,986	370,063
1.65%, 04/20/2063	1,256,850	1,241,136
1.46%, 06/20/2063	3,026,105	3,018,553
1.64%, 01/20/2064	3,121,832	3,133,661
1.64%, 02/20/2064	6,497,256	6,521,425
1.68%, 02/20/2064	3,402,549	3,425,744
1.64%, 03/20/2064	3,446,116	3,462,946
1.59%, 04/20/2064	3,998,377	4,006,053
1.59%, 04/20/2064	3,648,539	3,658,391
1.59%, 05/20/2064	6,234,453	6,251,777
1.49%, 06/20/2064	2,603,711	2,598,622
1.46%, 07/20/2064	4,239,458	4,228,254
1.49%, 07/20/2064	2,794,806	2,789,406
1.49%, 07/20/2064	2,085,737	2,081,696
1.46%, 09/20/2064	4,237,995	4,224,376
1.59%, 10/20/2064	1,450,173	1,446,597
1.49%, 12/20/2064	3,961,689	3,955,757
1.45%, 02/20/2065	2,591,850	2,584,957
1.47%, 02/20/2065	4,234,108	4,221,893
1.46%, 03/20/2065	8,682,984	8,658,328
1.47%, 04/20/2065	6,148,940	6,130,784
1.44%, 06/20/2065	2,069,545	2,062,027
1.43%, 07/20/2065	3,824,986	3,805,944
1.46%, 08/20/2065	655,057	652,800
1.59%, 11/20/2065	7,377,088	7,399,233
1.99%, 12/20/2066	2,359,964	2,405,708
1.55%, 03/20/2067	6,993,220	7,000,525
2.17%, 05/20/2067 IO	15,037,888	1,906,967

	Principal Amount	Value
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,225,700) (1)	1,227,601	1,242,710
3.38%, 05/10/2050	405,000	413,077
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,218,105) (1)	4,200,000	4,404,175
GS Mortgage Securities Co. Trust 2012-SHOP
1.44%, 06/05/2031 IO (Acquired 10/28/2013, Cost $321,298) (1)	7,793,000	171,351
2.93%, 06/05/2031 (Acquired 07/28/2015 through 09/09/2016, Cost $3,948,852) (1)	3,861,000	3,927,369
GS Mortgage Securities Co. Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $507,287) (1)	505,000	506,264
GS Mortgage Securities Trust 2006-GG8
1.07%, 11/10/2039 IO (Acquired 10/28/2013, Cost $144,063) (1)	1,612,832	38
GS Mortgage Securities Trust 2011-GC5
5.57%, 08/10/2044 (Acquired 03/27/2014, Cost $509,033) (1)	500,000	490,888
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,211,562	13,334,098
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,224,470
GS Mortgage Securities Trust 2013-GC16
1.59%, 11/10/2046 IO	24,322,484	1,147,133
4.27%, 11/10/2046	89,000	96,179
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	878,000	896,503
GS Mortgage Securities Trust 2013-GCJ14
0.91%, 08/10/2046 IO	28,512,733	905,256
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,771,380
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,198,580
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,046,090
GSMPS Mortgage Loan Trust 2004-4
1.62%, 06/25/2034 (Acquired 10/28/2013, Cost $64,686) (1)	69,895	63,281
GSMPS Mortgage Loan Trust 2005-RP2
1.57%, 03/25/2035 (Acquired 10/28/2013, Cost $115,812) (1)	127,370	112,484
GSMPS Mortgage Loan Trust 2005-RP3
1.57%, 09/25/2035 (Acquired 10/28/2013, Cost $708,384) (1)	788,988	687,420
3.62%, 09/25/2035 IO (Acquired 10/28/2013, Cost $80,920) (1)	581,693	61,204
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	46,433	48,353
GSR Mortgage Loan Trust 2003-6F
1.62%, 09/25/2032	13,138	12,609
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	101,443	103,868
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	123,175	126,610
6.50%, 05/25/2034	78,581	83,604
GSR Mortgage Loan Trust 2005-5F
1.72%, 06/25/2035	41,218	39,429
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	207,542	220,481
GSR Mortgage Loan Trust 2005-AR6
3.24%, 09/25/2035	14,836	14,797
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	96,621	92,442
6.00%, 02/25/2036	453,656	396,788
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	342,830	340,058
HILT 2014-ORL Mortgage Trust
2.06%, 07/15/2029 (Acquired 09/02/2014 through 01/27/2016, Cost $1,897,840) (1)	1,900,000	1,897,242
HomeBanc Mortgage Trust 2005-3
1.46%, 07/25/2035	1,084,844	1,069,129
Impac CMB Trust Series 2004-4
4.63%, 09/25/2034	11,701	11,353
Impac CMB Trust Series 2004-7
1.96%, 11/25/2034	1,362,580	1,321,684
Impac CMB Trust Series 2005-4
1.82%, 05/25/2035	133,947	129,317
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	92,609	95,858

	Principal Amount	Value
2.02%, 11/25/2034	2,741	2,717
Impac Secured Assets Trust 2006-1
1.57%, 05/25/2036	486,142	461,632
Impac Secured Assets Trust 2006-2
1.57%, 08/25/2036	396,763	387,470
JP Morgan Alternative Loan Trust
3.36%, 03/25/2036	45,739	40,777
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/15/2050	20,000,000	20,510,996
3.72%, 03/15/2050	1,506,000	1,576,957
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.04%, 08/12/2037 IO (Acquired 10/28/2013, Cost $66,468) (1)	8,126,412	5,155
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (Acquired 10/28/2013, Cost $99,534) (1)(8)	3,309,184	33
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.48%, 06/12/2043 IO	6,632,923	8,350
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
1.31%, 05/15/2047	182,705	182,223
5.34%, 05/15/2047	413,000	409,389
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	108,966	109,574
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.13%, 02/15/2051 IO (8)	11,827,321	118
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	7,855,334
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,230,181
JP Morgan Mortgage Trust 2004-A3
3.75%, 07/25/2034	72,704	74,712
JP Morgan Mortgage Trust 2004-A4
3.53%, 09/25/2034	85,239	87,190
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	21,433	21,889
JP Morgan Mortgage Trust 2005-A1
3.47%, 02/25/2035	196,260	200,823
JP Morgan Mortgage Trust 2005-A4
3.41%, 07/25/2035	226,993	226,318
JP Morgan Mortgage Trust 2006-A2
3.14%, 11/25/2033	564,397	573,605
3.56%, 08/25/2034	1,028,298	1,035,504
JP Morgan Mortgage Trust 2006-A3
3.37%, 08/25/2034	133,919	134,318
JP Morgan Mortgage Trust 2006-A7
3.26%, 01/25/2037	106,234	105,179
3.26%, 01/25/2037	186,350	184,499
JP Morgan Mortgage Trust 2007-A1
3.41%, 07/25/2035	123,796	124,109
3.41%, 07/25/2035	1,888,402	1,915,099
JP Morgan Mortgage Trust 2007-A2
3.42%, 04/25/2037	403,023	362,016
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,088,820
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,223,935
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,346,093
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,253,351
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	10,146,425
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $985,929) (1)	1,027,000	1,071,639
LB-UBS Commercial Mortgage Trust 2007-C2
0.46%, 02/15/2040 IO	1,359,972	109
LCCM 2017-LC26
3.29%, 07/12/2050 (Acquired 06/22/2017, Cost $20,502,744) (1)	20,300,000	20,236,002
Lehman Mortgage Trust 2006-2
5.86%, 04/25/2036	83,062	74,157
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	53,960	50,659

	Principal Amount	Value
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	407,544	303,978
Luminent Mortgage Trust 2005-1
1.48%, 11/25/2035	2,188,710	2,014,282
MASTR Adjustable Rate Mortgages Trust 2004-13
3.08%, 04/21/2034	258,368	265,601
MASTR Adjustable Rate Mortgages Trust 2004-15
3.87%, 12/25/2034	50,418	47,731
MASTR Adjustable Rate Mortgages Trust 2004-3
3.05%, 04/25/2034	86,624	80,893
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	340,549	357,694
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	88,419	91,566
6.00%, 01/25/2034	28,328	29,232
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	13,900	13,924
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	9,090	9,120
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	280,642	286,580
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	760	764
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	246,498	258,813
6.25%, 04/25/2034	69,492	72,443
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	11,348	11,399
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	38,962	31,876
6.00%, 07/25/2034	24,842	24,912
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	31,445	25,563
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	30,736	31,186
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	212,811	212,350
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	58,477	57,191
MASTR Asset Securitization Trust
4.50%, 12/25/2018	2,116	2,121
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	4,797	4,395
5.00%, 12/25/2033	21,104	21,241
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	4,208	3,412
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	709	707
5.25%, 12/26/2033	82,182	84,966
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	2,389	2,341
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	1,847	1,775
4.75%, 08/25/2019	9,005	9,116
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	16,818	16,973
MASTR Reperforming Loan Trust 2005-2
1.57%, 05/25/2035 (Acquired 10/28/2013, Cost $984,134) (1)	1,080,512	920,052
MASTR Reperforming Loan Trust 2006-2
4.45%, 05/25/2036 (Acquired 10/28/2013, Cost $124,608) (1)	130,413	119,843
MASTR Resecuritization Trust 2005
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $44,961) (1)	45,064	34,160
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
2.08%, 06/25/2037	218,082	212,991
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.18%, 08/25/2033	75,135	76,269
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.84%, 10/25/2028	141,640	137,770
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.86%, 10/25/2028	181,388	177,889

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.08%, 12/25/2034	151,503	152,141
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
1.68%, 04/25/2029	60,819	58,580
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.05%, 07/25/2029	130,696	124,451
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.09%, 08/25/2034	131,734	134,487
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.98%, 02/25/2035	229,572	226,086
ML Trust XLVII
8.99%, 10/20/2020	277	291
ML-CFC Commercial Mortgage Trust 2006-4
0.86%, 12/12/2049 IO (Acquired 10/28/2013, Cost $353,533) (1)	1,799,228	30
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	299,004	299,234
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,277,437
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%, 07/15/2046	1,209,000	1,300,871
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046	1,229,000	1,328,306
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,151,559
3.67%, 02/15/2047	4,400,000	4,586,297
3.79%, 02/15/2047	845,000	889,389
4.06%, 02/15/2047	725,000	774,210
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	2,979,000	3,022,537
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	27,992,053
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,148,163
Morgan Stanley Capital I Trust 2006-IQ12
0.65%, 12/15/2043 IO (Acquired 10/28/2013, Cost $206,680) (1)	2,530,879	33
Morgan Stanley Capital I Trust 2007-HQ11
0.45%, 02/12/2044 IO (Acquired 10/28/2013, Cost $146,108) (1)	6,614,251	71,103
Morgan Stanley Capital I Trust 2007-HQ13
0.59%, 12/15/2044 IO (Acquired 10/28/2013, Cost $106,112) (1)	5,759,151	654
Morgan Stanley Capital I Trust 2007-IQ13
0.96%, 03/15/2044 IO (Acquired 10/28/2013, Cost $288,756) (1)	3,414,409	6,203
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	547,015	565,958
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	672,688	684,864
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015 through 04/27/2017, Cost $4,394,295) (1)	4,241,000	4,399,102
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	19,057,792
Morgan Stanley Mortgage Loan Trust 2004-3
5.67%, 04/25/2034	288,993	304,737
Morgan Stanley Mortgage Loan Trust 2004-9
4.66%, 10/25/2019	55,635	54,351
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,037,942) (1)	1,182,000	1,101,033
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $177,638) (1)	176,787	176,477
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $494,378) (1)	498,334	492,118
Mortgage Repurchase Agreement Financing Trust Series 2016-4
2.32%, 05/10/2019 (Acquired 11/04/2016, Cost $23,130,000) (1)	23,130,000	23,067,896
Mortgage Repurchase Agreement Financing Trust Series 2016-5
2.29%, 06/10/2019 (Acquired 12/13/2016, Cost $3,900,000) (1)	3,900,000	3,893,479
Mortgage Repurchase Agreement Financing Trust Series 2017-1
1.97%, 07/10/2019 (Acquired 05/08/2017, Cost $7,870,000) (1)	7,870,000	7,873,307
MortgageIT Trust 2005-1
1.86%, 02/25/2035	99,616	96,624
MortgageIT Trust 2005-2
1.74%, 05/25/2035	1,426,825	1,420,701
MortgageIT Trust 2005-3
1.52%, 08/25/2035	4,093,206	3,890,642
MRFC Mortgage Pass-Through Trust Series 1999-TBC2

	Principal Amount	Value
1.64%, 06/15/2030	339,947	324,345
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
1.60%, 12/15/2030	74,401	72,021
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $75,396) (1)	74,358	72,830
NCUA Guaranteed Notes Trust 2010-R3
1.64%, 12/08/2020	1,634,600	1,643,514
2.40%, 12/08/2020	227,465	228,205
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (Acquired 04/19/2017, Cost $6,221,600) (1)	5,985,997	6,232,219
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (Acquired 06/05/2017, Cost $5,499,303) (1)	5,281,209	5,484,785
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (Acquired 06/27/2017, Cost $7,415,859) (1)	7,100,000	7,415,950
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	109	108
7.00%, 04/25/2033	7,954	8,155
5.50%, 05/25/2033	33,688	34,262
6.00%, 05/25/2033	22,069	22,442
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	309	322
PFP 2015-2 Ltd.
2.62%, 07/14/2034 (Acquired 07/28/2015, Cost $714,308) (1)	714,308	714,246
4.42%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (1)	821,000	822,128
5.17%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (1)	730,000	731,687
PFP 2017-3 Ltd.
2.92%, 01/14/2035 (Acquired 03/06/2017, Cost $2,000,000) (1)	2,000,000	2,008,732
3.67%, 01/14/2035 (Acquired 03/06/2017, Cost $2,000,000) (1)	2,000,000	2,011,229
PPWR 2016-A NOTE
5.73%, 02/27/2019 (7)(8)	2,682,437	2,682,437
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	120,365	126,016
Provident Funding Mortgage Loan Trust 2005-1
3.43%, 05/25/2035	42,619	41,450
RAIT 2015-FL4 Trust
2.51%, 12/15/2031 (Acquired 05/19/2015, Cost $99,287) (1)	99,287	99,560
2.91%, 12/15/2031 (Acquired 05/19/2015, Cost $966,832) (1)	966,832	974,823
RAIT 2015-FL5 Trust
5.06%, 01/15/2031 (Acquired 12/16/2015, Cost $1,485,000) (1)	1,485,000	1,484,154
RALI Series 2002-QS16 Trust
14.08%, 10/25/2017	1,334	1,353
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	31,267	31,303
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	10,076	10,111
RALI Series 2003-QS3 Trust
13.82%, 02/25/2018	3,966	4,056
RALI Series 2003-QS9 Trust
6.33%, 05/25/2018 IO	15,788	257
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	6,508	6,428
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	722,109	732,673
RALI Series 2005-QA6 Trust
4.56%, 05/25/2035	166,597	135,827
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	22,988	19,816
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $494,319) (1)	512,000	510,893
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $347,178) (1)	336,908	355,747
RBSSP Resecuritization Trust 2009-12
5.76%, 11/25/2033 (Acquired 10/28/2013, Cost $361,471) (1)	354,123	365,563
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $85,456) (1)	83,308	85,995
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $44,225) (1)	43,019	43,226
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $8,971) (1)	9,459	8,262
Residential Asset Securitization Trust 2003-A14

	Principal Amount	Value
4.75%, 02/25/2019	1,025	987
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	17,114	17,146
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,542,688	2,545,108
Residential Asset Securitization Trust 2005-A2
3.83%, 03/25/2035 IO	937,577	99,535
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	91,627	85,719
Resource Capital Co. 2015-CRE4 Ltd.
2.57%, 08/15/2032 (Acquired 08/05/2015, Cost $258,544) (1)	258,544	257,830
4.17%, 08/15/2032 (Acquired 08/05/2015, Cost $1,151,000) (1)	1,151,000	1,147,829
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	2,044	2,011
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	5,909	5,917
RFMSI Series 2005-SA4 Trust
3.27%, 09/25/2035	71,601	59,344
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $18,884) (1)	18,895	18,895
Sequoia Mortgage Trust 2004-10
1.83%, 11/20/2034	68,139	64,306
Sequoia Mortgage Trust 2004-11
1.81%, 12/20/2034	213,204	209,762
Sequoia Mortgage Trust 2004-12
1.75%, 01/20/2035	164,916	151,933
Sequoia Mortgage Trust 2004-8
1.91%, 09/20/2034	1,316,560	1,256,939
2.10%, 09/20/2034	220,928	216,501
Series RR 2014-1 Trust
0.00%, 05/25/2047 (Acquired 02/16/2017, Cost $1,125,764) (1)	1,603,000	1,126,332
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $545,019) (1)	547,159	546,056
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $880,336) (1)	899,000	897,544
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,724) (1)	1,262,000	1,259,558
Structured Adjustable Rate Mortgage Loan Trust
3.44%, 06/25/2034	501,041	500,500
Structured Asset Mortgage Investments II Trust 2004-AR5
1.87%, 10/19/2034	203,498	195,035
Structured Asset Mortgage Investments II Trust 2005-AR5
1.46%, 07/19/2035	674,812	656,668
Structured Asset Mortgage Investments Trust 2003-CL1
1.62%, 07/25/2032	469,063	447,788
Structured Asset Securities Co. Mortgage Pass Through Certs Ser 2003 29
4.75%, 09/25/2018	18,880	18,988
Structured Asset Securities Co. Mortgage Pass Through Certs Ser 2003 30
5.50%, 10/25/2033	25,978	26,948
Structured Asset Securities Co.
3.02%, 12/25/2033	235,989	235,660
3.24%, 12/25/2033	1,915,304	1,888,578
5.45%, 02/25/2034	254,211	259,461
1.57%, 06/25/2035 (Acquired 10/28/2013, Cost $86,449) (1)	97,438	84,152
Structured Asset Securities Co. Mortgage Pass Through Ser 2004-5H
5.54%, 12/25/2033	512,741	525,523
Structured Asset Securities Co. Mortgage Pass-Through Certs Ser 2003-33H
5.50%, 10/25/2033	270,400	275,308
Structured Asset Securities Co. Mortgage Pass-Through Certs Ser 2003-34A
3.35%, 11/25/2033	74,203	74,155
Structured Asset Securities Co. Mortgage Pass-Through Certs Ser 2004-22
4.98%, 01/25/2035	3,238,178	3,370,830
Thornburg Mortgage Securities Trust 2003-4
1.86%, 09/25/2043	935,337	903,239
Thornburg Mortgage Securities Trust 2003-5
2.88%, 10/25/2043	4,824,619	4,869,643
Thornburg Mortgage Securities Trust 2004-4
2.74%, 12/25/2044	487,921	485,437
Thornburg Mortgage Securities Trust 2005-1
3.11%, 04/25/2045	1,525,508	1,529,449
UBS Commercial Mortgage Trust 2012-C1

	Principal Amount	Value
2.27%, 05/10/2045 IO (Acquired 10/28/2013, Cost $200,045) (1)	1,677,309	136,448
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,766,616) (1)	1,787,000	1,833,029
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.54%, 05/10/2063 IO (Acquired 10/28/2013, Cost $557,173) (1)	5,847,876	315,550
3.53%, 05/10/2063	1,073,000	1,117,080
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	277,863
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	392,011	432,538
Vendee Mortgage Trust 1994-1
5.36%, 02/15/2024	101,339	107,737
6.50%, 02/15/2024	291,212	318,304
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	152,128	171,078
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	69,721	77,963
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	215,343	246,506
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	137,516	158,645
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013 through 02/19/2014, Cost $2,223,425) (1)	2,283,000	2,329,831
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/05/2013, Cost $2,542,059) (1)	2,500,000	2,618,510
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.13%, 03/15/2045 IO (Acquired 10/28/2013, Cost $208,180) (1)	4,642,765	13
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.85%, 10/25/2033	354,602	357,977
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.74%, 08/25/2033	119,629	120,336
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.79%, 09/25/2033	676,412	685,104
2.85%, 09/25/2033	133,591	133,113
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	114,340	117,223
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	3,128	3,140
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
1.77%, 12/25/2018	8,495	8,400
WaMu Mortgage Pass-Through Certificates Series 2003-S4
14.12%, 06/25/2033	33,645	39,774
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	14,292	14,314
4.50%, 09/25/2018	5,180	5,187
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	10,066	8,807
5.25%, 10/25/2033	458,931	476,603
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.91%, 01/25/2035	3,750,179	3,818,096
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.13%, 06/25/2034	4,067,859	4,122,486
3.13%, 06/25/2034	229,219	232,297
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	24,001	24,203
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	30,947	31,181
5.50%, 08/25/2019	62,884	63,507
6.00%, 08/25/2034	966,527	1,023,647
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	8,185	8,282
6.00%, 10/25/2019	10,168	10,426
6.50%, 10/25/2034	3,521,627	3,761,368
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	17,647	17,904
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	74,133	75,278
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	409,986	425,071
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust

	Principal Amount	Value
5.00%, 07/25/2034	70,090	71,815
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.02%, 09/25/2036	15,298	13,509
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.89%, 08/25/2046	93,637	85,586
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	15,995	12,294
5.50%, 03/25/2035	138,468	140,797
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
3.78%, 04/25/2035 IO	283,462	36,695
3.83%, 04/25/2035 IO	1,029,624	141,942
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	353,444	330,794
5.50%, 06/25/2035 IO	340,246	68,022
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	70,234	68,079
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	27,183	25,621
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
1.72%, 03/25/2018	1,960	1,955
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	1,050	903
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	10,573	9,605
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	34,390	31,560
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	19,269,390
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (Acquired 10/28/2013, Cost $1,526,788) (1)	1,548,000	1,566,237
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,500,000	3,553,699
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,510,535
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,213,940
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	757,394
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,455,085
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/15/2057	548,000	567,136
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/15/2048	1,926,000	2,016,439
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	1,579,000	1,637,560
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,845,816
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%, 03/15/2050	1,611,000	1,672,508
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.90%, 11/25/2033	239,401	241,087
2.90%, 11/25/2033	9,184	9,288
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.94%, 11/25/2033	39,955	39,286
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	55,089	56,236
Wells Fargo Mortgage Backed Securities 2004-B Trust
3.02%, 02/25/2034	90,505	90,437
Wells Fargo Mortgage Backed Securities 2004-EE Trust
3.24%, 12/25/2034	3,053,057	3,087,459
3.24%, 12/25/2034	125,814	128,564
3.58%, 12/25/2034	223,794	231,460
3.58%, 12/25/2034	73,048	75,551
Wells Fargo Mortgage Backed Securities 2004-I Trust
3.18%, 07/25/2034	324,024	329,142
Wells Fargo Mortgage Backed Securities 2004-P Trust
3.03%, 09/25/2034	857,505	874,527
Wells Fargo Mortgage Backed Securities 2004-V Trust
3.31%, 10/25/2034	124,583	125,680

	Principal Amount	Value
3.31%, 10/25/2034	159,790	163,909
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	13,818	11,824
5.50%, 12/25/2035	89,698	92,473
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
3.15%, 06/25/2035	5,430,291	5,541,178
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust

	Principal Amount	Value
3.31%, 03/25/2035	1,942,206	1,985,865
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.26%, 06/25/2035	176,863	180,648
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	220,450	221,586
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	36,005	36,198
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,112,938) (1)	1,059,000	1,124,651
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,845,498
WFRBS Commercial Mortgage Trust 2013-C11
4.35%, 03/15/2045 (Acquired 08/04/2014, Cost $288,339) (1)	300,000	275,939
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,286,298
3.34%, 06/15/2046	229,750	236,847
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,296,783
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,683,388
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,185,781
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,481,064

Total Mortgage-Backed Obligations (Cost $4,483,633,130)		$4,517,311,840

Total Bonds & Notes (Cost: $13,088,057,611)		$13,276,753,886

	Shares	Value
PREFERRED STOCKS - 0.02%
Financials - 0.02%
State Street Co.	95,000	$2,605,850

Total Preferred Stocks (Cost $2,375,000)		$2,605,850

SHORT-TERM INVESTMENTS - 8.07%
Money Market Funds - 8.06%
Fidelity Institutional Money Market Government Funds - Class I, 0.81% (5)(6)	547,323,679	$547,323,679
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.84% (5)(6)	548,895,840	548,895,840

Total Money Market Funds		1,096,219,519

	Principal Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 04/26/2018 (4)	$1,000,000	990,471

Total Short-Term Investments (Cost $1,097,210,819)		$1,097,209,990

TOTAL INVESTMENTS IN SECURITIES - 105.74%
(Cost: $14,187,643,430)		$14,376,569,726
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.74)%		(780,742,021)

TOTAL NET ASSETS - 100.00%		$13,595,827,705

Percentages are stated as a percent of net assets.

IO Interest Only Strip.

PO Principal Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,934,772,921, which represents 14.23% of total net assets.
(2)	Inflation protected security. The value of these securities total $18,115,750, which represents 0.13% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities total $713,114,849, which represents 5.25% of total net assets.
(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $2,672,390, which represent 0.02% of total net assets.
(5)	Partially assigned as collateral for certain delayed delivery securities.
(6)	Represents annualized seven-day yield as of the close of the reporting period.
(7)	Security is treated as illiquid by the Fund. The value of these securities total $47,290,200, which represents 0.35% of the total net assets.
(8)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $127,785,038, which represents 0.94% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(1,650)	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2017	$(208,560,324)	$(207,126,562)	$1,433,762
643	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2017	139,149,354	138,958,329	(191,025)
2,885	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2017	340,766,902	339,956,682	(810,220)
(491)	U.S. Long Bond Future	J.P. Morgan	Sep. 2017	(75,443,364)	(75,460,562)	(17,198)
507	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2017	83,270,200	84,098,625	828,425

						$1,243,744

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2017

	Principal Amount	Value
BONDS & NOTES - 95.19%
Asset-Backed Obligations - 13.59%
AASET 2017-1 Trust
3.97%, 05/16/2042 (Acquired 05/25/2017, Cost $699,996) (1)	$700,000	$701,033
ABFC 2007-NC1 Trust
1.52%, 05/25/2037 (Acquired 09/03/2015, Cost $3,172,077) (1)	4,000,000	3,191,594
Accredited Mortgage Loan Trust 2003-2
1.92%, 10/25/2033	2,555,367	2,506,269
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
1.88%, 11/25/2035	610,430	608,565
Aegis Asset Backed Securities Trust 2005-5
1.47%, 12/25/2035	6,472,098	6,403,277
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065 (Acquired 08/05/2016, Cost $586,666) (1)	587,901	586,908
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (Acquired 10/21/2016, Cost $1,770,341) (1)	1,770,341	1,763,089
Ally Auto Receivables Trust 2014-1
2.04%, 12/16/2019	345,000	345,900
2.48%, 02/16/2021	345,000	345,480
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020 (Acquired 02/13/2017, Cost $821,936) (1)	820,000	822,888
3.01%, 03/15/2022 (Acquired 02/08/2017, Cost $197,578) (1)	195,000	196,981
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021	790,000	791,397
2.29%, 06/15/2021	530,000	532,473
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,056,568
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022	210,000	210,528
Ally Auto Receivables Trust 2017-3

	Principal Amount	Value
1.74%, 09/15/2021	7,405,000	7,396,487
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,450,287
1.63%, 05/15/2020	1,670,000	1,670,252
ALM XI Ltd.
2.64%, 10/17/2026 (Acquired 04/28/2017, Cost $995,000) (1)	995,000	994,365
ALM XIV Ltd.
2.32%, 07/28/2026 (Acquired 04/05/2017, Cost $985,000) (1)	985,000	985,782
2.72%, 07/28/2026 (Acquired 04/05/2017, Cost $1,135,000) (1)	1,135,000	1,131,315
American Express Credit Account Master Trust
1.49%, 04/15/2020	2,000,000	2,000,684
1.64%, 12/15/2021	3,620,000	3,617,184
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	514,885	514,653
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	542,394
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	175,000	175,237
3.59%, 02/08/2022	916,000	935,353
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	3,270,000	3,298,325
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,666,511
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/09/2021	1,865,000	1,891,237
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	1,260,000	1,259,828
2.87%, 11/08/2021	290,000	292,930
3.65%, 05/09/2022	605,000	617,924
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,986,082
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-R5
1.71%, 07/25/2035	4,284,043	4,216,773
Ameriquest Mortgage Securities Trust 2006-R2
1.39%, 04/25/2036	1,699,193	1,689,875
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
2.18%, 09/25/2034	2,160,857	2,165,954

	Principal
	Amount	Value
Ammc Clo 19 Ltd.
2.66%, 10/16/2028 (Acquired 10/07/2016, Cost $4,255,000) (1)	4,255,000	4,265,744
AMPLIT Trust 2015-A
5.00%, 09/15/2021 (Acquired 11/13/2015, Cost $126,089) (1)	126,089	126,454
Applebee’s Funding LLC / IHOP Funding LLC
4.28%, 09/05/2044 (Acquired 05/16/2016, Cost $5,066,667) (1)	5,000,000	4,921,381
ARI Fleet Lease Trust 2017-A
1.91%, 04/15/2026 (Acquired 05/16/2017, Cost $544,936) (1)	545,000	544,573
2.28%, 04/15/2026 (Acquired 06/21/2017, Cost $1,307,356) (1)	1,305,000	1,304,423
Ascentium Equipment Receivables 2016-2 Trust
1.46%, 04/10/2019 (Acquired 10/18/2016, Cost $267,398) (1)	267,403	267,158
Ascentium Equipment Receivables 2017-1 Trust
1.87%, 07/10/2019 (Acquired 04/26/2017, Cost $164,993) (1)	165,000	165,000
2.29%, 06/10/2021 (Acquired 04/26/2017, Cost $169,991) (1)	170,000	170,115
Atrium X
2.04%, 07/16/2025 (Acquired 05/12/2017, Cost $1,400,000) (1)	1,400,000	1,401,501
Avis Budget Rental Car Funding AESOP LLC
2.10%, 03/20/2019 (Acquired 10/20/2016, Cost $330,584) (1)	330,000	330,611
2.62%, 09/20/2019 (Acquired 10/20/2016, Cost $504,907) (1)	505,000	506,360
2.97%, 02/20/2020 (Acquired 08/26/2015 through 10/20/2016, Cost $1,465,458) (1)	1,450,000	1,464,772
2.46%, 07/20/2020 (Acquired 07/15/2015 through 06/17/2016, Cost $2,642,498) (1)	2,630,000	2,636,978
2.50%, 02/20/2021 (Acquired 04/21/2017, Cost $1,484,521) (1)	1,480,000	1,476,181
2.50%, 07/20/2021 (Acquired 10/26/2016, Cost $1,237,797) (1)	1,230,000	1,224,412
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022	1,395,000	1,412,902
2.20%, 12/15/2022	1,705,000	1,715,791
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $327,298) (1)	327,298	325,862
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032 (Acquired 04/21/2017, Cost $857,770) (1)	857,770	856,878
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (Acquired 05/19/2017, Cost $722,625) (1)	722,625	721,654
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 07/28/2057 (Acquired 06/23/2017, Cost $494,703) (1)	480,000	492,477
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032 (Acquired 01/26/2017, Cost $916,043) (1)	916,043	914,145
Bayview Opportunity Master Fund IVb Trust 2017-RN1

	Principal
	Amount	Value
3.60%, 03/01/2032 (Acquired 02/17/2017, Cost $619,997) (1)	619,997	619,307
Bayview Opportunity Master Fund Trust 2016-LT1
3.47%, 10/28/2031 (Acquired 10/12/2016, Cost $54,707) (1)	54,707	54,683
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041 (Acquired 11/04/2016, Cost $1,451,192) (1)	1,451,198	1,486,882
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	955,831
Cadogan Square CLO IV BV
1.31%, 07/24/2023 (Acquired 05/02/2017, Cost $6,560,198) (1)*	EUR 6,000,000	6,829,484
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	$1,300,000	1,301,046
CAM Mortgage Trust
4.00%, 01/15/2056 (Acquired 04/18/2016, Cost $71,653) (1)	71,786	72,281
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (Acquired 09/22/2016 through 05/10/2017, Cost $627,918) (1)	627,718	628,498
Capital Auto Receivables Asset Trust 2013-4
3.83%, 07/20/2022 (Acquired 11/03/2016, Cost $558,407) (1)	550,000	554,915
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,190,049
3.39%, 07/22/2019	960,000	970,450
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024	1,545,000	1,586,229
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	2,000,000	2,005,496
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	752,428
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	3,000,000	2,998,715
Capitalsource Real Estate Loan Trust
1.55%, 01/20/2037 (Acquired 05/31/2017, Cost $3,614,465) (1)	3,669,000	3,460,065
1.81%, 01/20/2037 (Acquired 05/31/2017, Cost $3,231,599) (1)	3,400,000	3,196,000
1.91%, 01/20/2037 (Acquired 05/31/2017, Cost $1,116,789) (1)	1,200,000	1,116,000
2.00%, 01/20/2037 (Acquired 05/31/2017, Cost $632,387) (1)	700,000	631,750
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	746,095	746,136
CarMax Auto Owner Trust 2016-1
2.34%, 06/15/2021	365,000	365,002

	Principal
	Amount	Value
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	99,857
CarMax Auto Owner Trust 2016-4
1.40%, 08/16/2021	1,390,000	1,378,619
2.26%, 07/15/2022	265,000	262,991
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,990) (1)	650,000	649,669
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (Acquired 06/08/2016, Cost $1,162,702) (1)	1,162,758	1,161,492
CCG Receivables Trust 2017-1
1.84%, 11/14/2023 (Acquired 06/05/2017, Cost $969,953) (1)	970,000	968,906
Chase Issuance Trust
1.59%, 09/15/2020	2,000,000	2,007,765
1.37%, 06/15/2021	6,150,000	6,110,535
Chrysler Capital Auto Receivables Trust 2016-B
1.36%, 01/15/2020 (Acquired 10/26/2016, Cost $553,535) (1)	553,573	552,917
1.64%, 07/15/2021 (Acquired 10/26/2016, Cost $574,904) (1)	575,000	573,328
Citibank Credit Card Issuance Trust
1.75%, 11/19/2021	3,770,000	3,766,658
1.92%, 04/07/2022	9,130,000	9,139,690
Citigroup Mortgage Loan Trust 2007-AHL1
1.36%, 12/25/2036	5,778,785	5,682,923
Citigroup Mortgage Loan Trust, Inc.
2.12%, 09/25/2035	5,900,000	5,168,009
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,066,616) (1)	2,020,082	2,016,051
CLI Funding V LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $948,273) (1)	944,271	943,367
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,049,445
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	1,020,000	1,012,785
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047 (Acquired 05/04/2017, Cost $1,135,000) (1)	1,135,000	1,153,109
Colony American Finance 2015-1 Ltd.
4.83%, 10/18/2047 (Acquired 10/22/2015, Cost $724,993) (1)	725,000	729,010
Colony American Homes 2014-2

	Principal
	Amount	Value
3.38%, 07/17/2031 (Acquired 03/28/2016, Cost $98,459) (1)	101,880	102,176
Conseco Financial Corp.
7.70%, 05/15/2027	13,612,663	12,931,932
Countrywide Asset-Backed Certificates
1.46%, 03/25/2036	4,671,504	3,819,722
1.39%, 03/25/2037	9,760,833	9,173,177
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (Acquired 07/18/2016, Cost $1,984,630) (1)	1,985,000	2,105,692
CPS Auto Trust
4.53%, 01/17/2023 (Acquired 10/13/2016, Cost $1,464,820) (1)	1,465,000	1,490,603
CWABS Asset-Backed Certificates Trust 2004-13
2.30%, 04/25/2035	1,757,504	1,765,681
CWABS Asset-Backed Certificates Trust 2005-16
1.70%, 04/25/2036	805,000	705,770
CWABS Asset-Backed Certificates Trust 2005-7
1.80%, 09/25/2035	8,000,000	7,940,581
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/29/2015, Cost $518,453) (1)	518,075	521,178
Denali Capital CLO X Ltd.
2.32%, 04/28/2025 (Acquired 05/30/2017, Cost $15,220,535) (1)	15,200,000	15,201,414
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $619,733) (1)	621,915	617,786
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $177,361) (1)	177,232	175,622
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $118,260) (1)	118,268	117,573
Discover Card Execution Note Trust
1.39%, 03/15/2022	2,150,000	2,131,995
Domino’s Pizza Master Issuer LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 12/06/2016, Cost $4,336,154) (1)	4,236,282	4,238,315
3.48%, 10/25/2045 (Acquired 10/14/2015 through 10/25/2016, Cost $3,306,046) (1)	3,301,213	3,333,994
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $652,604) (1)	653,690	657,345
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $697,902) (1)	697,943	703,382
Dryden 31 Senior Loan Fund
2.24%, 04/18/2026 (Acquired 03/22/2017, Cost $3,200,000) (1)	3,200,000	3,198,387

	Principal
	Amount	Value
Dryden 35 EURO CLO 2014 BV
0.70%, 05/17/2027 (Acquired 05/10/2017, Cost $14,506,770) (1)*	EUR 13,350,000	15,232,455
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (Acquired 06/28/2016, Cost $1,814,496) (1)	$1,800,000	1,840,234
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (Acquired 01/13/2016, Cost $1,599,731) (1)	1,600,000	1,630,372
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (Acquired 09/28/2016, Cost $114,982) (1)	115,000	115,807
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (Acquired 02/06/2017, Cost $2,594,703) (1)	2,595,000	2,600,468
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (Acquired 05/09/2017, Cost $6,739,743) (1)	6,739,777	6,740,015
ECAF I Ltd.
3.47%, 06/15/2040 (Acquired 06/15/2015, Cost $1,389,723) (1)(6)(8)	1,407,901	1,387,249
Emerald Aviation Finance Ltd.
4.65%, 10/15/2038 (Acquired 04/12/2017, Cost $643,543) (1)	628,947	644,117
Enterprise Fleet Financing LLC
2.09%, 02/20/2021 (Acquired 07/22/2015 through 06/08/2016, Cost $1,538,512) (1)	1,535,000	1,538,822
2.08%, 09/20/2021 (Acquired 02/09/2016, Cost $509,956) (1)	510,000	509,107
2.04%, 02/22/2022 (Acquired 07/12/2016, Cost $2,184,605) (1)	2,185,000	2,175,847
2.13%, 07/20/2022 (Acquired 01/24/2017, Cost $329,992) (1)	330,000	330,548
1.97%, 01/20/2023 (Acquired 06/20/2017, Cost $874,956) (1)(8)	875,000	874,955
Fieldstone Mortgage Investment Trust Series 2006-3
1.16%, 11/25/2036	12,102,081	10,653,478
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $269,991) (1)	270,000	276,283
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (Acquired 09/12/2016, Cost $849,997) (1)	850,000	849,116
First NLC Trust 2005-2
1.70%, 09/25/2035	2,895,849	2,883,317
Five Guys Holdings, Inc.
4.60%, 07/25/2047 (Acquired 05/24/2017, Cost $690,000) (1)	690,000	693,749
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,931) (1)	100,000	100,322
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (Acquired 08/02/2016, Cost $809,832) (1)	810,000	817,906
Flagship Credit Auto Trust 2017-1

	Principal
	Amount	Value
4.23%, 05/15/2023 (Acquired 01/26/2017, Cost $259,986) (1)	260,000	264,817
Flatiron CLO 2014-1 Ltd.
2.34%, 07/17/2026 (Acquired 02/08/2017, Cost $1,660,000) (1)	1,660,000	1,663,506
Ford Credit Auto Lease Trust 2017-A
1.88%, 04/15/2020	1,005,000	1,006,081
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,102,401
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	146,739	146,696
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	161,251	161,076
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	15,708	15,697
Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019	18,796	18,770
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	1,893,334	1,892,542
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,495,000	1,489,963
Ford Credit Auto Owner Trust 2016-C
1.73%, 03/15/2022	555,000	547,603
1.93%, 04/15/2023	370,000	366,409
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016 through 08/23/2016, Cost $4,567,300) (1)	4,565,000	4,531,280
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021	4,070,000	4,063,991
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021	2,660,000	2,646,992
2.16%, 11/15/2021	385,000	384,854
2.09%, 03/15/2022 (Acquired 07/28/2016, Cost $2,278,133) (1)	2,255,000	2,263,550
GCAT 2017-2 LLC
3.50%, 04/25/2047 (Acquired 04/19/2017, Cost $1,116,913) (1)	1,119,025	1,114,392
GCAT 2017-4 LLC
3.23%, 05/25/2022 (Acquired 06/06/2017, Cost $148,681) (1)	148,681	148,383
GCAT 2017-5 LLC
3.23%, 07/25/2047 (Acquired 06/23/2017, Cost $780,000) (1)	780,000	779,359
GM Financial Automobile Leasing Trust 2016-2

	Principal
	Amount	Value
1.76%, 03/20/2020	995,000	993,927
2.08%, 03/20/2020	570,000	567,897
2.58%, 03/20/2020	350,000	349,843
GM Financial Automobile Leasing Trust 2017-1
2.06%, 05/20/2020	940,000	943,089
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (Acquired 04/03/2017, Cost $409,943) (1)	410,000	409,818
2.30%, 06/16/2023 (Acquired 04/03/2017, Cost $99,981) (1)	100,000	100,156
2.45%, 07/17/2023 (Acquired 04/03/2017, Cost $99,986) (1)	100,000	100,160
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021 (Acquired 05/24/2016, Cost $2,034,756) (1)	2,035,000	2,038,342
2.41%, 05/17/2021 (Acquired 05/24/2016, Cost $144,993) (1)	145,000	145,874
2.85%, 05/17/2021 (Acquired 05/24/2016, Cost $99,986) (1)	100,000	100,074
2.22%, 01/18/2022 (Acquired 01/24/2017, Cost $1,499,796) (1)	1,500,000	1,505,931
2.58%, 01/18/2022 (Acquired 01/24/2017, Cost $669,967) (1)	670,000	674,660
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
1.72%, 04/22/2019 (Acquired 02/07/2017, Cost $159,987) (1)	160,000	159,910
2.06%, 06/22/2020 (Acquired 02/07/2017, Cost $150,000) (1)	150,000	150,182
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (Acquired 02/22/2017, Cost $402,525) (1)	402,579	402,735
2.96%, 12/26/2028 (Acquired 02/22/2017, Cost $182,982) (1)	182,991	183,709
HLA 2014-3A AR MTGE
0.00%, 10/22/2025 (8)	1,585,000	1,585,000
HOA Funding LLC
4.85%, 08/20/2044 (Acquired 07/15/2015 through 12/09/2015, Cost $620,108) (1)	642,600	607,758
Holland Park CLO 1 Ltd.
0.60%, 05/14/2027 (Acquired 05/05/2017, Cost $7,918,527) (1)*	EUR 7,200,000	8,215,265
Home Equity Asset Trust 2006-3
1.42%, 07/25/2036	$7,659,628	7,594,393
Home Partners of America 2016-1 Trust
4.51%, 03/17/2033 (Acquired 01/22/2016, Cost $679,308) (1)	705,000	724,641
Honda Auto Receivables 2014-2 Owner Trust
1.18%, 05/18/2020	725,000	724,820
Honda Auto Receivables 2015-1 Owner Trust
1.05%, 10/15/2018	34,121	34,090
Honda Auto Receivables 2015-2 Owner Trust
1.04%, 02/21/2019	44,614	44,552

	Principal
	Amount	Value
Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019	1,483,633	1,482,528
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	2,105,000	2,100,437
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020	1,085,000	1,078,927
Honda Auto Receivables 2016-4 Owner Trust
1.36%, 01/18/2023	610,000	603,790
Honda Auto Receivables 2017-2 Owner Trust
1.68%, 08/16/2021	2,730,000	2,725,919
HSI Asset Securitization Corp. Trust 2006-OPT1
1.44%, 12/25/2035	1,433,147	1,427,687
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,675,491) (1)	1,675,000	1,675,839
Hyundai Auto Lease Securitization Trust 2016-B
1.52%, 10/15/2019 (Acquired 05/17/2016, Cost $449,986) (1)	450,000	449,739
1.68%, 04/15/2020 (Acquired 05/17/2016, Cost $139,991) (1)	140,000	139,897
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (Acquired 08/09/2016, Cost $1,364,919) (1)	1,365,000	1,362,141
Hyundai Auto Lease Securitization Trust 2017-A
1.88%, 08/17/2020 (Acquired 01/10/2017, Cost $1,139,978) (1)	1,140,000	1,140,911
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (Acquired 05/24/2017, Cost $2,464,572) (1)	2,465,000	2,467,583
Jimmy Johns Funding LLC
3.61%, 07/30/2047 (Acquired 06/27/2017, Cost $405,000) (1)	405,000	405,000
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	295,378	295,281
John Deere Owner Trust 2016-B
1.25%, 06/15/2020	940,000	935,824
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $15,097) (1)	15,099	15,098
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (Acquired 11/12/2015, Cost $497,657) (1)	500,000	500,699
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (Acquired 07/26/2016, Cost $1,104,851) (1)	1,105,000	1,098,084
Madison Park Funding XIV Ltd.
2.28%, 07/20/2026 (Acquired 04/13/2017, Cost $2,510,000) (1)	2,510,000	2,508,732

	Principal
	Amount	Value
Magnetite XII Ltd.
2.49%, 04/15/2027 (Acquired 11/17/2016, Cost $4,385,000) (1)	4,385,000	4,406,035
Mercedes-Benz Auto Lease Trust 2016-B
1.35%, 08/15/2019	740,000	738,117
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (Acquired 06/01/2017, Cost $1,455,791) (1)	1,509,615	1,524,712
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
1.46%, 05/25/2037	3,401,198	2,114,391
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (Acquired 05/03/2016, Cost $279,976) (1)	280,000	277,584
MMAF Equipment Finance LLC 2017-A
1.73%, 05/18/2020 (Acquired 04/25/2017, Cost $254,981) (1)	255,000	254,972
2.04%, 02/16/2022 (Acquired 04/25/2017, Cost $424,982) (1)	425,000	425,369
Munda CLO 1 BV
0.61%, 12/05/2024 (Acquired 05/12/2017, Cost $21,703,208) (1)*	EUR 20,000,000	21,464,079
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $1,142,450) (1)	$1,142,518	1,136,922
National Collegiate Student Loan Trust 2005-2
1.49%, 09/25/2029	12,283,690	12,197,686
National Collegiate Student Loan Trust 2006-3
1.49%, 03/25/2029	15,179,081	15,037,741
National Collegiate Student Loan Trust 2006-4
1.48%, 02/25/2029	15,041,753	14,929,571
National Collegiate Student Loan Trust 2007-1
1.46%, 07/25/2030	15,229,079	15,060,001
Nationstar HECM Loan Trust 2016-1
2.98%, 02/25/2026 (Acquired 02/25/2016, Cost $84,009) (1)	84,009	84,034
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (Acquired 08/11/2016, Cost $150,883) (1)	150,883	150,560
Navient Student Loan Trust 2014-2
1.86%, 03/25/2043	1,006,626	990,544
Navient Student Loan Trust 2014-3
1.84%, 03/25/2043	376,073	371,373
Navient Student Loan Trust 2015-1
1.82%, 04/25/2040	5,620,000	5,597,010
Navient Student Loan Trust 2016-1
1.92%, 02/25/2070 (Acquired 10/03/2016, Cost $3,946,755) (1)	4,052,778	4,003,405

	Principal
	Amount	Value
Navient Student Loan Trust 2016-2
2.72%, 06/25/2065 (Acquired 04/05/2016 through 09/28/2016, Cost $6,314,617) (1)	6,200,000	6,390,254
Navient Student Loan Trust 2016-3
2.07%, 06/25/2065 (Acquired 06/07/2016, Cost $2,300,000) (1)	2,300,000	2,328,032
Navient Student Loan Trust 2017-1
2.37%, 07/26/2066 (Acquired 02/08/2017, Cost $4,730,000) (1)	4,730,000	4,789,072
Navient Student Loan Trust 2017-3
2.27%, 07/26/2066 (Acquired 04/10/2017, Cost $5,000,000) (1)	5,000,000	5,052,772
Nelnet Student Loan Trust 2007-1
1.26%, 05/25/2025	4,150,000	4,073,556
Nelnet Student Loan Trust 2008-3
2.84%, 11/25/2024	2,241,637	2,290,771
Nelnet Student Loan Trust 2013-1
1.82%, 06/25/2041 (Acquired 06/26/2017, Cost $5,582,135) (1)	5,597,411	5,582,105
Nelnet Student Loan Trust 2014-2
1.87%, 07/27/2037 (Acquired 01/27/2016, Cost $3,946,470) (1)	4,250,000	4,130,891
Nelnet Student Loan Trust 2015-2
1.82%, 09/25/2042 (Acquired 06/16/2016 through 10/04/2016, Cost $3,173,187) (1)	3,259,542	3,219,499
Nelnet Student Loan Trust 2015-3
1.82%, 02/26/2046 (Acquired 03/02/2017, Cost $4,893,615) (1)	4,905,085	4,915,131
Neuberger Berman CLO XIX Ltd.
0.00%, 07/15/2027 (Acquired 06/26/2017, Cost $500,000) (1)	500,000	500,000
New Century Home Equity Loan Trust 2005-1
1.89%, 03/25/2035	6,000,000	5,692,338
New Century Home Equity Loan Trust 2005-3
1.71%, 07/25/2035	1,344,457	1,342,194
1.73%, 07/25/2035	6,570,000	6,377,539
Nissan Auto Lease Trust 2017-A
1.91%, 04/15/2020	1,760,000	1,757,650
Nissan Auto Receivables 2015-A Owner Trust
1.05%, 10/15/2019	13,309	13,287
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	3,220,000	3,215,614
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	95,000	94,836
Nissan Auto Receivables 2016-B Owner Trust
1.05%, 04/15/2019	41,133	41,085

	Principal
	Amount	Value
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	730,000	724,735
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021	1,465,000	1,456,888
1.59%, 04/18/2022	4,520,000	4,531,265
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
1.63%, 02/25/2036	7,898,690	7,889,987
NovaStar Mortgage Funding Trust Series 2005-2
1.86%, 10/25/2035	1,281,209	1,280,369
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $126,625) (1)	126,988	126,036
Octagon Investment Partners XVII Ltd.
2.10%, 10/27/2025 (Acquired 05/15/2017, Cost $2,700,000) (1)	2,700,000	2,701,652
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,229,025) (1)	1,228,420	1,229,824
3.10%, 07/18/2025 (Acquired 06/06/2016, Cost $1,258,796) (1)	1,280,000	1,276,942
OneMain Financial Issuance Trust 2015-3
4.16%, 11/18/2028 (Acquired 09/24/2015, Cost $709,881) (1)	710,000	686,743
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (Acquired 02/03/2016, Cost $1,124,841) (1)	1,125,000	1,163,932
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (Acquired 03/16/2016, Cost $1,439,752) (1)	1,440,000	1,505,440
Option One Mortgage Loan Trust 2005-2
1.88%, 05/25/2035	1,084,073	1,084,183
Option One Mortgage Loan Trust 2005-3
1.69%, 08/25/2035	1,906,424	1,905,737
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
1.66%, 11/25/2035	6,479,129	6,423,834
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056 (Acquired 10/21/2016, Cost $2,932,662) (1)	2,932,662	2,950,883
OSCAR US Funding Trust V
2.73%, 12/15/2020 (Acquired 09/14/2016, Cost $639,961) (1)	640,000	640,448
2.99%, 12/15/2023 (Acquired 09/14/2016, Cost $539,882) (1)	540,000	537,953
OZLM VIII Ltd.
2.60%, 10/17/2026 (Acquired 05/16/2017, Cost $1,445,000) (1)	1,445,000	1,444,997
3.31%, 10/17/2026 (Acquired 05/16/2017, Cost $1,100,000) (1)	1,100,000	1,099,997
Penta CLO 1 SA

	Principal
	Amount	Value
1.10%, 06/04/2024 (Acquired 05/15/2017, Cost $2,183,913) (1)*	EUR 2,000,000	2,235,829
People’s Choice Home Loan Securities Trust Series 2005-3
2.07%, 08/25/2035	$1,245,000	1,013,661
Progress Residential 2015-SFR3 Trust
4.67%, 11/15/2032 (Acquired 10/23/2015, Cost $504,985) (1)	505,000	522,813
RAMP Series 2005-RS5 Trust
1.66%, 05/25/2035	191,274	191,125
RASC Series 2005-KS10 Trust
1.66%, 11/25/2035	8,930,000	8,877,201
Santander Drive Auto Receivables Trust 2013-2
2.98%, 04/15/2020 (Acquired 06/17/2016, Cost $5,020,259) (1)	5,000,000	5,021,042
Santander Drive Auto Receivables Trust 2013-5
3.73%, 03/15/2021 (Acquired 03/02/2017, Cost $1,382,708) (1)	1,362,000	1,382,613
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020	245,000	246,589
3.49%, 09/15/2021 (Acquired 04/12/2017, Cost $997,200) (1)	985,000	991,414
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	955,693
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	281,067
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	155,192
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	700,000	699,485
2.10%, 06/15/2021	260,000	259,795
2.58%, 05/16/2022	305,000	304,958
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (Acquired 10/09/2015 through 06/08/2016, Cost $830,095) (1)	839,305	858,647
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $545,392) (1)	546,456	545,853
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (Acquired 07/11/2016, Cost $569,825) (1)	569,929	569,633
SLC Student Loan Trust 2005-2
1.41%, 12/15/2039	4,900,000	4,595,632
SLC Student Loan Trust 2005-3
1.40%, 12/15/2039	5,000,000	4,635,379
SLM Private Credit Student Loan Trust 2003-B

	Principal
	Amount	Value
3.28%, 03/15/2033 (8)	4,350,000	4,350,000
SLM Student Loan Trust
1.71%, 04/27/2026 (Acquired 07/19/2016, Cost $3,295,745) (1)	3,317,368	3,326,420
SLM Student Loan Trust 2003-10
1.60%, 12/15/2027 (Acquired 03/07/2017, Cost $5,980,413) (1)	5,980,413	5,977,902
SLM Student Loan Trust 2004-10
1.71%, 04/27/2026 (Acquired 12/04/2015, Cost $2,578,292) (1)	2,617,675	2,625,080
SLM Student Loan Trust 2006-2
1.33%, 01/25/2041	4,340,000	4,162,290
SLM Student Loan Trust 2007-3
1.22%, 01/25/2022	4,150,000	3,998,502
SLM Student Loan Trust 2007-6
1.54%, 10/25/2024	3,389,703	3,381,420
SLM Student Loan Trust 2008-2
1.91%, 04/25/2023	5,543,083	5,517,002
SLM Student Loan Trust 2008-4
2.81%, 07/25/2022	1,366,131	1,399,847
SLM Student Loan Trust 2008-5
2.86%, 07/25/2023	12,311,399	12,646,006
SLM Student Loan Trust 2008-9
2.66%, 04/25/2023	1,337,051	1,365,511
SLM Student Loan Trust 2009-3
1.97%, 01/25/2045 (Acquired 06/13/2016, Cost $2,667,778) (1)	2,772,901	2,746,107
SLM Student Loan Trust 2012-3
1.87%, 12/26/2025	1,496,708	1,502,835
SLM Student Loan Trust 2012-7
3.02%, 09/25/2043	2,220,000	2,151,753
SLM Student Loan Trust 2013-2
1.67%, 09/25/2026	2,877,484	2,867,621
SLM Student Loan Trust 2014-1
1.82%, 02/26/2029	4,300,000	4,270,035
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	3,075,000	3,037,380
2.05%, 12/14/2022	2,370,000	2,336,671
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (Acquired 07/26/2016, Cost $744,811) (1)	729,036	741,318
SMB Private Education Loan Trust 2015-B

	Principal
	Amount	Value
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,848) (1)	360,000	368,304
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (Acquired 10/21/2015, Cost $609,934) (1)	610,000	617,160
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (Acquired 05/18/2016 through 06/23/2016, Cost $526,498) (1)	525,000	527,047
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (Acquired 07/13/2016 through 09/19/2016, Cost $2,864,242) (1)	2,850,000	2,825,099
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (Acquired 10/05/2016, Cost $784,638) (1)	785,000	773,377
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/26/2026 (Acquired 05/11/2017, Cost $14,038,889) (1)	14,038,892	14,111,002
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026 (Acquired 06/27/2017, Cost $15,897,122) (1)	15,900,000	15,897,122
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $927,755) (1)	930,169	940,775
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (Acquired 07/29/2015 through 12/01/2015, Cost $976,175) (1)	981,182	985,444
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (Acquired 11/13/2015 through 08/04/2016, Cost $1,931,334) (1)	1,917,428	1,933,801
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (Acquired 05/20/2016, Cost $194,906) (1)	195,000	198,861
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (Acquired 07/20/2016, Cost $309,860) (1)	310,000	306,936
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (Acquired 09/13/2016, Cost $489,989) (1)	490,000	479,571
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (Acquired 11/16/2016, Cost $1,571,202) (1)	1,600,000	1,597,913
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (Acquired 02/02/2017, Cost $164,138) (1)	165,000	166,584
SoFi Professional Loan Program 2017-C LLC
1.62%, 07/25/2040 (Acquired 05/19/2017, Cost $11,900,000) (1)	11,900,000	11,910,981
SpringCastle America Funding LLC
3.05%, 11/25/2023 (Acquired 09/16/2016 through 06/23/2017, Cost $4,471,761) (1)	4,452,747	4,478,996
Springleaf Funding Trust 2016-A
2.90%, 11/15/2029 (Acquired 12/07/2016, Cost $844,878) (1)	845,000	849,080
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (Acquired 06/21/2017, Cost $7,897,602) (1)	7,900,000	7,882,762

	Principal
	Amount	Value
3.86%, 07/15/2030 (Acquired 06/21/2017, Cost $1,104,726) (1)(8)	1,105,000	1,100,260
Structured Asset Investment Loan Trust 2006-BNC2
1.38%, 05/25/2036	1,106,626	1,015,024
Structured Asset Securities Corp. Mortgage Loan Trust 2006-EQ1
1.53%, 07/25/2036 (Acquired 08/18/2016, Cost $1,399,804) (1)	1,655,000	1,403,585
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,672,554
2.21%, 09/15/2022	1,700,000	1,698,065
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	2,215,000	2,236,969
2.64%, 03/15/2023	1,085,000	1,092,464
Synchrony Credit Card Master Note Trust 2015-3
1.94%, 09/15/2021	1,315,000	1,314,377
Synchrony Credit Card Master Note Trust 2015-4
2.62%, 09/15/2023	650,000	653,036
Taco Bell Funding LLC
3.83%, 05/25/2046 (Acquired 05/04/2016, Cost $1,189,015) (1)	1,189,015	1,215,542
THL Credit Wind River 2014-3 CLO Ltd.
2.22%, 01/22/2027 (Acquired 05/22/2017, Cost $6,290,000) (1)	6,290,000	6,293,705
Tidewater Sales Finance Master Trust Series 2017-A
4.55%, 05/15/2021 (Acquired 05/05/2017, Cost $2,054,793) (1)(6)(8)	2,055,000	2,055,469
Towd Point Mortgage Trust 2016-4
3.25%, 07/25/2056 (Acquired 05/26/2017, Cost $902,867) (1)	910,000	907,028
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (Acquired 02/07/2017, Cost $762,718) (1)	761,741	767,564
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (Acquired 05/05/2017, Cost $375,196) (1)	373,919	377,473
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019	21,748	21,726
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	852,000	851,374
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (Acquired 11/16/2016, Cost $2,304,810) (1)	2,305,000	2,298,765
2.15%, 05/20/2021 (Acquired 11/16/2016, Cost $1,564,708) (1)	1,565,000	1,565,025
2.36%, 05/20/2021 (Acquired 11/16/2016, Cost $1,244,985) (1)	1,245,000	1,244,933
Verizon Owner Trust 2017-1
2.06%, 09/20/2021 (Acquired 03/07/2017, Cost $1,864,678) (1)	1,865,000	1,871,772

	Principal
	Amount	Value
2.45%, 09/20/2021 (Acquired 03/07/2017, Cost $539,925) (1)	540,000	543,875
2.65%, 09/20/2021 (Acquired 03/07/2017, Cost $724,902) (1)	725,000	729,793
Verizon Owner Trust 2017-2
2.22%, 12/20/2021 (Acquired 06/30/2017, Cost $734,483)	735,000	734,807
VOLT LI LLC
3.50%, 10/25/2046 (Acquired 10/27/2016, Cost $1,805,092) (1)	1,805,092	1,806,661
VOLT LIV LLC
3.50%, 02/25/2047 (Acquired 02/23/2017, Cost $969,295) (1)	969,295	969,966
VOLT LIX LLC
3.25%, 05/28/2047 (Acquired 05/25/2017, Cost $14,777,735) (1)	14,777,735	14,796,250
VOLT LV LLC
3.50%, 03/25/2047 (Acquired 03/17/2017, Cost $739,392) (1)	739,392	740,634
VOLT LVI LLC
3.50%, 03/25/2047 (Acquired 04/04/2017, Cost $1,352,742) (1)	1,352,742	1,357,033
VOLT LVIII LLC
3.38%, 05/28/2047 (Acquired 05/11/2017, Cost $27,945,674) (1)	27,945,674	27,935,525
VOLT LX LLC
3.25%, 06/25/2047 (Acquired 06/09/2017, Cost $15,600,000) (1)	15,600,000	15,586,316
VOLT LXI LLC
3.13%, 06/25/2047 (Acquired 06/27/2017, Cost $16,755,000) (1)(8)	16,755,000	16,755,000
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 10/30/2015, Cost $72,132) (1)	72,410	72,665
4.25%, 02/25/2055 (Acquired 03/09/2017, Cost $317,706) (1)	319,014	319,096
VOLT XXIV LLC
3.50%, 02/25/2055 (Acquired 06/05/2017, Cost $182,286) (1)	181,846	182,201
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 04/29/2016 through 04/18/2017, Cost $1,816,436) (1)	1,817,265	1,823,919
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 10/24/2016, Cost $1,003,013) (1)	998,985	1,003,212
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (Acquired 01/20/2016, Cost $394,978) (1)	395,000	395,206
Voya CLO 2014-3 Ltd.
2.58%, 07/25/2026 (Acquired 02/02/2016 through 02/03/2016, Cost $1,139,790) (1)	1,152,000	1,152,022
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 04/03/2017, Cost $7,463,365) (1)	7,471,912	7,536,021
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (Acquired 01/14/2016, Cost $800,000) (1)	800,000	807,954

	Principal
	Amount	Value
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (Acquired 06/07/2016, Cost $1,049,984) (1)	1,050,000	1,055,951
Wheels SPV 2 LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $658,333) (1)	659,300	658,456
1.87%, 05/20/2025 (Acquired 08/02/2016, Cost $909,985) (1)	910,000	905,061
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,450,070
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	2,180,000	2,171,713

Total Asset-Backed Obligations (Cost $869,512,078)		$872,938,753

Corporate Bonds - 35.81%
Basic Materials - 0.90%
Aleris International, Inc.
9.50%, 04/01/2021 (Acquired 01/06/2017 through 02/09/2017, Cost $1,259,024) (1)	$1,180,000	$1,213,382
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,938,162
Axalta Coating Systems LLC
4.88%, 08/15/2024 (Acquired 10/13/2016 through 05/24/2017, Cost $1,013,012) (1)	1,000,000	1,032,500
Barrick Gold Corp.
4.10%, 05/01/2023	3,227,000	3,490,769
CF Industries, Inc.
6.88%, 05/01/2018	422,000	438,352
4.50%, 12/01/2026 (Acquired 02/14/2017 through 03/27/2017, Cost $3,166,810) (1)	3,155,000	3,244,159
Chemours Co./The
5.38%, 05/15/2027	107,000	109,809
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (Acquired 01/10/2017 through 01/17/2017, Cost $938,139) (1)	880,000	920,700
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,225,000	1,154,563
5.40%, 11/14/2034	1,750,000	1,561,875
Georgia-Pacific LLC
3.16%, 11/15/2021 (Acquired 07/13/2015 through 06/20/2016, Cost $4,248,066) (1)	4,171,000	4,259,046
3.60%, 03/01/2025 (Acquired 07/14/2015 through 03/07/2017, Cost $3,803,596) (1)	3,715,000	3,830,618
Glencore Funding LLC
4.00%, 04/16/2025 (Acquired 07/13/2015 through 06/15/2016, Cost $4,020,035) (1)	4,450,000	4,451,736
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,379,388

	Principal
	Amount	Value
International Paper Co.
4.40%, 08/15/2047	3,855,000	3,885,728
NOVA Chemicals Corp.
5.25%, 06/01/2027 (Acquired 05/25/2017, Cost $99,000) (1)	99,000	98,505
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,953,104
Solvay Finance America LLC
4.45%, 12/03/2025 (Acquired 11/30/2015 through 06/17/2016, Cost $7,042,915) (1)	6,810,000	7,248,196
Steel Dynamics, Inc.
5.00%, 12/15/2026	277,000	284,271
Teck Resources Ltd.
8.50%, 06/01/2024 (Acquired 01/25/2017 through 02/09/2017, Cost $2,697,526) (1)	2,349,000	2,713,095
Vale Overseas Ltd.
6.88%, 11/10/2039	1,160,000	1,244,100
Vale SA
5.63%, 09/11/2042	2,700,000	2,565,000
Valvoline, Inc.
5.50%, 07/15/2024 (Acquired 08/17/2016 through 02/07/2017, Cost $1,019,697) (1)	979,000	1,035,293
Venator Finance Sarl / Venator Materials Corp.
5.75%, 07/15/2025 (Acquired 06/29/2017, Cost $50,000)	50,000	50,500
Westlake Chemical Corp.
3.60%, 08/15/2026	3,920,000	3,890,996

		57,993,847

Communications - 3.72%
21st Century Fox America, Inc.
3.70%, 09/15/2024	2,500,000	2,613,718
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	875,000	892,433
3.60%, 11/28/2024	3,625,000	3,733,533
Altice Finco SA
7.63%, 02/15/2025 (Acquired 12/06/2016 through 01/20/2017, Cost $661,364) (1)	650,000	693,875
Altice Luxembourg SA
7.25%, 05/15/2022*	EUR 6,400,000	7,752,016
7.63%, 02/15/2025 (Acquired 08/21/2015 through 06/07/2017, Cost $1,130,092) (1)	$1,170,000	1,287,000
Altice US Finance I Corp.
5.38%, 07/15/2023 (Acquired 11/10/2015 through 06/14/2016, Cost $796,997) (1)	800,000	832,500
5.50%, 05/15/2026 (Acquired 12/01/2016 through 06/06/2017, Cost $1,474,901) (1)	1,450,000	1,522,500

	Principal
	Amount	Value
AT&T, Inc.
2.02%, 07/15/2021	2,735,000	2,763,326
3.00%, 06/30/2022	2,925,000	2,930,142
3.40%, 05/15/2025	5,835,000	5,736,850
4.13%, 02/17/2026	3,485,000	3,573,397
1.80%, 09/04/2026*	EUR 200,000	226,283
4.25%, 03/01/2027	$3,127,000	3,232,958
2.35%, 09/04/2029*	EUR 200,000	225,872
3.15%, 09/04/2036*	200,000	225,233
5.25%, 03/01/2037	$8,772,000	9,355,592
4.80%, 06/15/2044	1,800,000	1,786,237
4.35%, 06/15/2045	910,000	845,748
4.75%, 05/15/2046	1,560,000	1,531,836
5.45%, 03/01/2047	6,237,000	6,723,218
4.50%, 03/09/2048	1,400,000	1,319,790
Baidu, Inc.
2.88%, 07/06/2022	2,500,000	2,487,202
Banijay Group SAS
4.00%, 07/01/2022*	EUR 100,000	115,357
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (Acquired 04/07/2016 through 05/24/2016, Cost $4,867,943) (1)	$4,835,000	5,131,144
5.13%, 05/01/2027 (Acquired 03/09/2017, Cost $442,672) (1)	447,000	457,057
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (Acquired 12/06/2016, Cost $1,272,255) (1)	1,175,000	1,298,375
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	11,594,000	12,526,297
6.48%, 10/23/2045	4,880,000	5,864,315
Comcast Corp.
2.35%, 01/15/2027	2,435,000	2,285,698
3.30%, 02/01/2027	3,789,000	3,835,957
3.40%, 07/15/2046	539,000	491,584
Cox Communications, Inc.
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,395,072) (1)	1,450,000	1,461,053
3.35%, 09/15/2026 (Acquired 09/08/2016 through 03/30/2017, Cost $7,767,060) (1)	7,940,000	7,797,461
4.80%, 02/01/2035 (Acquired 03/28/2016 through 03/28/2017, Cost $2,138,008) (1)	2,300,000	2,251,497
4.70%, 12/15/2042 (Acquired 03/24/2016 through 03/28/2017, Cost $735,009) (1)	810,000	739,242
4.50%, 06/30/2043 (Acquired 03/24/2016 through 02/07/2017, Cost $799,560) (1)	950,000	854,056

	Principal
	Amount	Value
Crown Castle Towers LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,286,073) (1)	1,300,000	1,345,500
CSC Holdings LLC
8.63%, 02/15/2019	625,000	684,956
10.88%, 10/15/2025 (Acquired 01/26/2017 through 03/17/2017, Cost $2,132,459) (1)	1,800,000	2,166,750
5.50%, 04/15/2027 (Acquired 12/02/2016, Cost $344,175) (1)	350,000	370,125
DISH DBS Corp.
6.75%, 06/01/2021	200,000	222,000
5.88%, 07/15/2022	200,000	215,000
DISH Network Corp.
2.38%, 03/15/2024 (Acquired 05/25/2017 through 05/26/2017, Cost $319,892) (1)	305,000	320,441
Expedia, Inc.
5.00%, 02/15/2026	2,560,000	2,803,343
Finisar Corp.
0.50%, 12/15/2036 (Acquired 03/10/2017 through 06/29/2017, Cost $1,826,196) (1)	1,880,000	1,835,350
iHeartCommunications, Inc.
9.00%, 09/15/2022	6,895,000	5,102,300
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	7,900,000	7,901,975
7.25%, 10/15/2020	4,215,000	3,983,175
9.75%, 07/15/2025 (Acquired 06/19/2017 through 06/20/2017, Cost $1,039,000) (1)	1,039,000	1,037,701
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022	1,100,000	1,153,382
4.20%, 04/15/2024	4,993,000	5,258,163
Level 3 Financing, Inc.
5.63%, 02/01/2023	375,000	390,000
5.38%, 05/01/2025	1,475,000	1,552,438
5.25%, 03/15/2026	4,225,000	4,383,902
Liberty Media Corp.
2.25%, 09/30/2046 (Acquired 08/12/2016, Cost $535,000) (1)	535,000	575,794
NBCUniversal Media LLC
4.45%, 01/15/2043	2,697,000	2,867,229
Nokia OYJ
3.38%, 06/12/2022	379,000	381,881
4.38%, 06/12/2027	564,000	574,225
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,640,906

	Principal
	Amount	Value
Priceline Group, Inc./The
3.65%, 03/15/2025	2,368,000	2,430,167
3.60%, 06/01/2026	8,111,000	8,211,293
Proven Honour Capital Ltd.
4.13%, 05/19/2025	1,000,000	1,026,220
SES GLOBAL Americas Holdings GP
2.50%, 03/25/2019 (Acquired 05/15/2017, Cost $499,700) (1)	500,000	499,349
Sirius XM Radio, Inc.
4.25%, 05/15/2020 (Acquired 09/25/2015 through 12/29/2016, Cost $927,972) (1)	925,000	935,614
5.25%, 08/15/2022 (Acquired 07/20/2015 through 07/29/2015, Cost $1,130,789) (1)	1,100,000	1,129,436
Sky Plc
6.10%, 02/15/2018 (Acquired 02/13/2017, Cost $3,059,592) (1)	2,980,000	3,057,155
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $277,008) (1)	280,000	287,638
Sprint Communications, Inc.
9.00%, 11/15/2018 (Acquired 08/26/2015 through 04/29/2016, Cost $751,158) (1)	723,000	784,679
Sprint Corp.
7.25%, 09/15/2021	3,000,000	3,333,750
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (Acquired 05/15/2017 through 06/02/2017, Cost $2,126,347) (1)	2,100,000	2,118,375
TEGNA, Inc.
5.50%, 09/15/2024 (Acquired 04/26/2017, Cost $411,194) (1)	400,000	412,000
Tencent Holdings Ltd.
3.80%, 02/11/2025	3,210,000	3,343,293
Time Warner Cable LLC
3.80%, 02/15/2027	3,530,000	3,554,234
6.55%, 05/01/2037	1,375,000	1,643,624
7.30%, 07/01/2038	2,755,000	3,524,992
6.75%, 06/15/2039	930,000	1,139,569
4.50%, 09/15/2042	4,325,000	4,120,531
T-Mobile USA, Inc.
6.50%, 01/15/2026	1,235,000	1,363,131
Townsquare Media, Inc.
6.50%, 04/01/2023 (Acquired 01/20/2016 through 02/28/2017, Cost $1,161,802) (1)	1,195,000	1,203,963
Univision Communications, Inc.
5.13%, 02/15/2025 (Acquired 07/13/2015 through 02/27/2017, Cost $1,438,603) (1)	1,460,000	1,447,225
UPCB Finance VII Ltd.
3.63%, 06/15/2029 (Acquired 06/14/2017, Cost $549,660) (1)*	EUR 490,000	551,372

	Principal
	Amount	Value
Verizon Communications, Inc.
2.95%, 03/15/2022 (Acquired 02/03/2017, Cost $1,432,044) (1)	$1,433,000	1,442,799
5.15%, 09/15/2023	2,540,000	2,821,018
3.50%, 11/01/2024	2,000,000	2,020,722
2.63%, 08/15/2026	6,933,000	6,393,086
4.27%, 01/15/2036	7,520,000	7,266,035
5.25%, 03/16/2037	2,900,000	3,120,913
4.13%, 08/15/2046	1,751,000	1,560,598
4.86%, 08/21/2046	4,740,000	4,738,824
4.52%, 09/15/2048	400,000	379,248
Viacom, Inc.
4.85%, 12/15/2034	142,000	141,272
4.38%, 03/15/2043	5,215,000	4,641,606
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (Acquired 01/12/2016, Cost $778,731) (1)	800,000	832,648
5.50%, 08/15/2026 (Acquired 04/13/2016, Cost $200,000) (1)	200,000	209,500
WPP Finance 2010
4.75%, 11/21/2021	2,620,000	2,834,012
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027 (Acquired 06/29/2017, Cost $469,125) (1)	450,000	470,813

		239,157,592

Consumer, Cyclical - 3.23%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024 (Acquired 05/23/2017 through 06/02/2017, Cost $1,000,488) (1)	1,000,000	993,690
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (Acquired 07/14/2015, Cost $1,281,380) (1)	1,270,432	1,318,073
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 11/15/2022 (Acquired 05/04/2016, Cost $310,722) (1)	310,722	326,647
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 06/15/2025 (Acquired 12/01/2015, Cost $2,225,860) (1)	2,225,861	2,320,460
America West Airlines 2001-1 Pass Through Trust
7.10%, 10/02/2022	1,628,083	1,770,541
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	1,981,499	2,070,666
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	1,887,226	1,934,406
American Airlines 2015-1 Class B Pass Through Trust

	Principal
	Amount	Value
3.70%, 05/01/2023	2,581,529	2,555,713
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 07/15/2029	594,572	608,248
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 07/15/2025	2,759,073	2,872,746
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	1,051,920	1,067,699
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 12/15/2025 (Acquired 06/28/2016, Cost $4,636,268) (1)	4,641,300	4,676,110
American Airlines 2017-1B Class B Pass Through Trust
4.95%, 08/15/2026 (8)	1,185,000	1,220,550
Aramark Services, Inc.
4.75%, 06/01/2026	632,000	655,700
AutoNation, Inc.
3.35%, 01/15/2021	770,000	783,879
4.50%, 10/01/2025	465,000	485,232
Brinker International, Inc.
3.88%, 05/15/2023	336,000	325,920
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018	7,900,000	7,292,687
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc.
9.38%, 05/01/2022	9,375,000	10,171,875
Chester Downs & Marina LLC / Chester Downs Finance Corp.
9.25%, 02/01/2020 (Acquired 05/04/2017 through 05/05/2017, Cost $11,535,797) (1)	11,285,000	11,623,550
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,333,750
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	778,125
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	175,801
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 05/01/2022 (8)	385,057	425,488
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023 (8)	4,562,032	5,018,235
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 05/10/2021	976,292	1,081,243
Continental Airlines 2012-1 Class A Pass Through Trust

	Principal
	Amount	Value
4.15%, 10/11/2025	1,044,063	1,096,266
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	1,887,217	1,988,654
CVS Health Corp.
2.80%, 07/20/2020	4,972,000	5,061,590
3.50%, 07/20/2022	735,000	762,155
4.75%, 12/01/2022 (Acquired 06/20/2016, Cost $61,911) (1)	56,000	61,374
5.00%, 12/01/2024	2,874,000	3,183,780
4.88%, 07/20/2035	250,000	277,976
5.13%, 07/20/2045	200,000	229,594
CVS Pass-Through Trust
5.77%, 01/10/2033	2,721,384	3,092,600
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015 through 08/17/2016, Cost $6,323,483) (1)	6,162,876	6,250,388
Delphi Automotive Plc
4.25%, 01/15/2026	3,055,000	3,236,238
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 07/02/2024	1,896,536	2,128,862
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	692,908	713,695
Delta Air Lines, Inc.
3.63%, 03/15/2022	2,915,000	2,992,181
Ford Motor Credit Co. LLC
2.15%, 01/09/2018	1,000,000	1,003,412
2.55%, 10/05/2018	1,950,000	1,962,884
3.16%, 08/04/2020	1,220,000	1,243,171
General Motors Co.
6.60%, 04/01/2036	975,000	1,130,765
6.25%, 10/02/2043	65,000	72,285
5.20%, 04/01/2045	1,160,000	1,139,529
General Motors Financial Co., Inc.
3.10%, 01/15/2019	1,868,000	1,893,584
2.35%, 10/04/2019	3,000,000	2,999,841
2.65%, 04/13/2020	1,500,000	1,506,864
3.70%, 05/09/2023	1,080,000	1,096,555
4.00%, 01/15/2025	10,800,000	10,846,840
4.00%, 10/06/2026	310,000	308,237

	Principal
	Amount	Value
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	850,000	928,446
Goodyear Tire & Rubber Co./The
4.88%, 03/15/2027	440,000	446,600
H&E Equipment Services, Inc.
7.00%, 09/01/2022	225,000	234,000
Hanesbrands, Inc.
4.63%, 05/15/2024 (Acquired 05/03/2016 through 12/06/2016, Cost $2,117,929) (1)	2,118,000	2,149,770
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/2024 (Acquired 08/08/2016, Cost $605,000) (1)	605,000	613,319
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025 (Acquired 03/07/2017 through 03/08/2017, Cost $939,961) (1)	940,000	969,375
4.88%, 04/01/2027 (Acquired 03/07/2017 through 03/14/2017, Cost $869,934) (1)	870,000	910,237
IHO Verwaltungs GmbH
4.13%, 09/15/2021 (Acquired 09/08/2016, Cost $445,000) (1)	445,000	453,344
4.50%, 09/15/2023 (Acquired 09/08/2016, Cost $314,000) (1)	314,000	318,710
Ingram Micro, Inc.
5.45%, 12/15/2024	1,400,000	1,438,735
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026 (Acquired 03/10/2017 through 03/14/2017, Cost $501,191) (1)	500,000	526,250
4.75%, 06/01/2027 (Acquired 06/12/2017, Cost $172,000) (1)	172,000	175,655
Magna International, Inc.
4.15%, 10/01/2025	665,000	706,975
Marriott International, Inc./MD
3.75%, 10/01/2025	2,280,000	2,345,422
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (Acquired 05/25/2017 through 06/27/2017, Cost $401,500) (1)	400,000	400,312
New Albertsons, Inc.
7.45%, 08/01/2029	175,000	169,750
New Red Finance, Inc.
4.63%, 01/15/2022 (Acquired 07/13/2015 through 11/03/2016, Cost $3,552,588) (1)	3,510,000	3,597,750
Newell Rubbermaid, Inc.
3.85%, 04/01/2023	1,129,000	1,185,231
4.20%, 04/01/2026	4,036,000	4,285,780
5.50%, 04/01/2046	1,520,000	1,832,643
O’Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,401,800

	Principal
	Amount	Value
PetSmart, Inc.
5.88%, 06/01/2025 (Acquired 05/25/2017, Cost $390,000) (1)	390,000	375,863
QVC, Inc.
3.13%, 04/01/2019	400,000	404,446
5.13%, 07/02/2022	1,600,000	1,691,499
4.38%, 03/15/2023	920,000	930,411
Scientific Games International, Inc.
10.00%, 12/01/2022	1,910,000	2,093,838
Scotts Miracle-Gro Co./The
5.25%, 12/15/2026	255,000	267,113
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 10/01/2029	4,183,945	4,351,303
Spirit Issuer Plc
3.00%, 12/28/2031*	GBP 810,000	1,006,903
Toll Brothers Finance Corp.
4.00%, 12/31/2018	$1,497,000	1,534,425
5.88%, 02/15/2022	415,000	459,613
4.38%, 04/15/2023	540,000	558,630
Toyota Motor Credit Co.
1.55%, 10/18/2019	7,420,000	7,387,738
Unique Pub Finance Co. Plc/The
5.66%, 06/30/2027*	GBP 1,840,410	2,685,624
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	$1,918,952	1,986,116
US Airways 2011-1 Class A Pass Through Trust
7.13%, 04/22/2025	2,012,811	2,321,174
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	1,824,568	1,897,552
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	2,550,000	2,648,654
3.45%, 06/01/2026	2,365,000	2,360,239
4.80%, 11/18/2044	926,000	986,747
4.65%, 06/01/2046	908,000	951,734
Wal-Mart Stores, Inc.
1.13%, 04/11/2018	11,110,000	11,087,147
WestJet Airlines Ltd.
3.50%, 06/16/2021 (Acquired 06/02/2017, Cost $4,634,180) (1)(6)(8)	4,540,000	4,639,199

	Principal
	Amount	Value
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,209,772
4.50%, 04/01/2027	6,035,000	6,222,067
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027 (Acquired 05/04/2017, Cost $388,000) (1)	388,000	397,458

		207,711,723

Consumer, Non-cyclical - 5.27%
Abbott Laboratories
3.88%, 09/15/2025	483,000	496,824
3.75%, 11/30/2026	4,986,000	5,090,287
AbbVie, Inc.
1.80%, 05/14/2018	3,000,000	3,003,813
3.60%, 05/14/2025	1,118,000	1,140,532
3.20%, 05/14/2026	2,075,000	2,050,704
4.50%, 05/14/2035	600,000	633,459
4.70%, 05/14/2045	750,000	798,086
4.45%, 05/14/2046	2,750,000	2,842,606
Aetna, Inc.
2.80%, 06/15/2023	3,388,000	3,381,658
Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
5.75%, 03/15/2025 (Acquired 08/04/2016 through 08/22/2016, Cost $626,383) (1)	625,000	581,250
Allergan Funding SCS
0.03%, 06/01/2019*	EUR 100,000	114,307
3.80%, 03/15/2025	$5,550,000	5,741,131
4.55%, 03/15/2035	400,000	427,283
Amgen, Inc.
4.40%, 05/01/2045	500,000	514,299
4.56%, 06/15/2048	1,500,000	1,580,571
4.66%, 06/15/2051	447,000	474,166
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	5,236,000	5,391,001
3.65%, 02/01/2026	15,318,000	15,783,177
4.90%, 02/01/2046	10,388,000	11,740,850
Anthem, Inc.
1.88%, 01/15/2018	5,000,000	5,004,200
3.50%, 08/15/2024	6,055,000	6,224,540
4.65%, 08/15/2044	2,000,000	2,169,318

	Principal
	Amount	Value
Ascension Health
3.95%, 11/15/2046	825,000	836,871
AstraZeneca Plc
3.38%, 11/16/2025	1,475,000	1,506,696
3.13%, 06/12/2027	1,000,000	996,807
Avon International Operations, Inc.
7.88%, 08/15/2022 (Acquired 10/25/2016, Cost $619,349) (1)	575,000	596,562
B&G Foods, Inc.
5.25%, 04/01/2025	2,590,000	2,641,800
Baxalta, Inc.
2.88%, 06/23/2020	1,000,000	1,015,890
4.00%, 06/23/2025	7,555,000	7,880,658
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	866,626
Becton Dickinson and Co.
3.36%, 06/06/2024	2,070,000	2,074,008
3.73%, 12/15/2024	1,560,000	1,585,693
3.70%, 06/06/2027	3,495,000	3,500,480
7.00%, 08/01/2027	361,000	453,181
4.67%, 06/06/2047	2,445,000	2,518,421
Biogen, Inc.
4.05%, 09/15/2025	1,835,000	1,937,549
5.20%, 09/15/2045	1,175,000	1,342,265
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	455,000	541,166
BRF GmbH
4.35%, 09/29/2026 (Acquired 09/22/2016, Cost $1,694,544) (1)	1,730,000	1,617,550
CDK Global, Inc.
4.88%, 06/01/2027 (Acquired 05/10/2017, Cost $276,360) (1)	275,000	282,562
Celgene Corp.
3.55%, 08/15/2022	975,000	1,014,869
3.63%, 05/15/2024	2,260,000	2,340,433
3.88%, 08/15/2025	3,170,000	3,310,891
5.00%, 08/15/2045	2,850,000	3,213,529
Centene Corp.
4.75%, 05/15/2022	201,000	209,794
6.13%, 02/15/2024	494,000	534,103

	Principal
	Amount	Value
4.75%, 01/15/2025	2,092,000	2,149,530
Central Garden & Pet Co.
6.13%, 11/15/2023	1,027,000	1,093,755
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (Acquired 03/30/2017, Cost $500,000) (1)	500,000	528,125
Constellation Brands, Inc.
6.00%, 05/01/2022	750,000	855,369
Danone SA
2.08%, 11/02/2021 (Acquired 10/26/2016 through 02/07/2017, Cost $3,778,677) (1)	3,794,000	3,742,531
2.59%, 11/02/2023 (Acquired 10/26/2016 through 11/28/2016, Cost $2,516,010) (1)	2,535,000	2,472,981
DaVita, Inc.
5.00%, 05/01/2025	300,000	300,750
DP World Ltd.
6.85%, 07/02/2037	400,000	470,055
DS Services of America, Inc.
10.00%, 09/01/2021 (Acquired 10/05/2015, Cost $594,369) (1)	561,000	594,660
Ecolab, Inc.
2.70%, 11/01/2026	645,000	622,153
ERAC USA Finance LLC
3.80%, 11/01/2025 (Acquired 11/02/2015 through 06/12/2017, Cost $4,642,118) (1)	4,605,000	4,694,388
3.30%, 12/01/2026 (Acquired 05/23/2016, Cost $2,193,472) (1)	2,200,000	2,142,300
Express Scripts Holding Co.
3.50%, 06/15/2024	1,282,000	1,292,866
4.50%, 02/25/2026	7,483,000	7,931,284
3.40%, 03/01/2027	6,194,000	5,978,628
4.80%, 07/15/2046	1,410,000	1,436,184
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (Acquired 06/20/2017, Cost $98,000) (1)	98,000	99,960
George Washington University/The
3.55%, 09/15/2046	740,000	684,645
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,000,000	1,039,330
3.50%, 02/01/2025	1,251,000	1,283,940
4.75%, 03/01/2046	375,000	411,201
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,133,220
6.50%, 02/15/2020	1,300,000	1,418,625

	Principal
	Amount	Value
4.75%, 05/01/2023	500,000	528,750
5.88%, 05/01/2023	844,000	918,905
5.00%, 03/15/2024	1,016,000	1,075,690
5.38%, 02/01/2025	6,714,000	7,081,927
5.25%, 04/15/2025	3,075,000	3,305,625
5.88%, 02/15/2026	3,683,000	3,977,640
5.25%, 06/15/2026	810,000	873,585
4.50%, 02/15/2027	3,340,000	3,436,025
7.50%, 11/06/2033	1,035,000	1,170,844
5.50%, 06/15/2047	246,000	254,610
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (Acquired 06/01/2016, Cost $489,352) (1)	480,000	505,200
HPHT Finance 15 Ltd.
2.25%, 03/17/2018 (Acquired 10/09/2015, Cost $839,751) (1)	840,000	839,520
Humana, Inc.
3.85%, 10/01/2024	5,050,000	5,248,657
3.95%, 03/15/2027	540,000	562,823
IHS Markit Ltd.
5.00%, 11/01/2022 (Acquired 07/06/2016 through 01/30/2017, Cost $1,092,888) (1)	1,061,000	1,145,212
Impax Laboratories, Inc.
2.00%, 06/15/2022	2,015,000	1,714,009
Imperial Tobacco Finance Plc
2.95%, 07/21/2020 (Acquired 07/15/2015 through 10/08/2015, Cost $1,666,356) (1)	1,665,000	1,692,995
4.25%, 07/21/2025 (Acquired 10/15/2015, Cost $1,384,137) (1)	1,345,000	1,419,773
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	1,030,000	1,092,444
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,330,966
3.15%, 05/01/2027	7,000,000	7,005,187
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	690,000	806,047
Kraft Heinz Foods Co.
3.50%, 07/15/2022	2,150,000	2,216,377
3.95%, 07/15/2025	4,605,000	4,749,270
3.00%, 06/01/2026	1,000,000	956,778
5.20%, 07/15/2045	1,000,000	1,084,342
4.38%, 06/01/2046	800,000	779,669

	Principal
	Amount	Value
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,497,250
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,407,306
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	3,270,000	3,255,694
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	183,317
Molina Healthcare, Inc.
5.38%, 11/15/2022	200,000	211,750
4.88%, 06/15/2025 (Acquired 05/22/2017 through 05/23/2017, Cost $475,526) (1)	475,000	478,562
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (Acquired 10/19/2016, Cost $5,131,348) (1)	5,140,000	5,091,946
Mylan NV
3.95%, 06/15/2026	4,485,000	4,544,821
Mylan, Inc.
2.55%, 03/28/2019	300,000	302,176
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	2,630,000	2,555,608
Northwell Healthcare, Inc.
3.98%, 11/01/2046	2,980,000	2,848,165
NYU Hospitals Center
4.43%, 07/01/2042	2,000,000	2,063,076
PepsiCo, Inc.
1.35%, 10/04/2019	7,250,000	7,186,309
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	826,000	854,893
Post Holdings, Inc.
8.00%, 07/15/2025 (Acquired 01/30/2017 through 02/27/2017, Cost $526,018) (1)(6)(8)	470,000	533,450
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,968,000	1,885,100
Quintiles IMS, Inc.
4.88%, 05/15/2023 (Acquired 05/09/2016, Cost $813,461) (1)	800,000	819,000
Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/2027 (Acquired 06/21/2017, Cost $4,072,759) (1)	4,085,000	4,026,470
Reynolds American, Inc.
3.25%, 11/01/2022	1,215,000	1,222,186

	Principal
	Amount	Value
4.45%, 06/12/2025	680,000	730,001
5.85%, 08/15/2045	1,020,000	1,250,620
RWJ Barnabas Health, Inc.
3.95%, 07/01/2046	2,570,000	2,532,545
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	895,000	890,884
2.40%, 09/23/2021	3,557,000	3,515,170
2.88%, 09/23/2023	5,510,000	5,460,586
3.20%, 09/23/2026	5,420,000	5,300,527
Smithfield Foods, Inc.
4.25%, 02/01/2027 (Acquired 01/25/2017 through 01/30/2017, Cost $1,288,492) (1)	1,290,000	1,322,967
Spectrum Brands, Inc.
5.75%, 07/15/2025	175,000	187,705
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (Acquired 06/19/2017, Cost $58,000) (1)	58,000	58,725
Tenet Healthcare Corp.
4.75%, 06/15/2020	1,500,000	1,515,000
4.50%, 04/01/2021	350,000	355,687
4.38%, 10/01/2021	500,000	507,500
7.50%, 01/01/2022 (Acquired 12/06/2016, Cost $1,030,810) (1)	1,000,000	1,084,800
4.63%, 07/15/2024 (Acquired 06/05/2017, Cost $2,074,000) (1)	2,074,000	2,076,593
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	748,581
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	8,985,000	8,738,012
3.15%, 10/01/2026	9,197,000	8,735,108
THC Escrow Corp. III
4.63%, 07/15/2024 (Acquired 06/05/2017, Cost $2,030,000) (1)	2,030,000	2,035,481
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (Acquired 10/27/2015, Cost $153,816) (1)	155,000	160,885
3.38%, 03/22/2027 (Acquired 09/15/2016, Cost $377,413) (1)	380,000	371,170
Tyson Foods, Inc.
4.55%, 06/02/2047	705,000	743,272
UBM Plc
5.75%, 11/03/2020 (Acquired 07/13/2015 through 09/29/2016, Cost $3,122,350) (1)(6)(8)	2,925,000	3,078,969
UnitedHealth Group, Inc.
4.75%, 07/15/2045	1,000,000	1,150,316

	Principal
	Amount	Value
Universal Health Services, Inc.
4.75%, 08/01/2022 (Acquired 08/24/2015 through 12/16/2016, Cost $7,690,343) (1)	7,595,000	7,851,331
5.00%, 06/01/2026 (Acquired 05/19/2016 through 12/14/2016, Cost $5,210,115) (1)	5,247,000	5,443,763
University of Southern California
3.03%, 10/01/2039	2,750,000	2,580,820
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 (Acquired 06/13/2016 through 07/07/2016, Cost $273,689) (1)	300,000	290,625
6.50%, 03/15/2022 (Acquired 03/09/2017, Cost $900,000) (1)	900,000	943,875
5.50%, 03/01/2023 (Acquired 07/21/2015 through 06/06/2016, Cost $3,662,141) (1)	4,015,000	3,407,691
5.88%, 05/15/2023 (Acquired 08/12/2015 through 09/06/2016, Cost $649,876) (1)	700,000	600,250
6.13%, 04/15/2025 (Acquired 05/27/2016, Cost $863,019) (1)	1,000,000	846,250
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	562,318
WellCare Health Plans, Inc.
5.25%, 04/01/2025	785,000	822,288
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (Acquired 07/13/2015 through 05/25/2016, Cost $1,629,331) (1)	1,620,000	1,630,976
3.38%, 10/21/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $3,146,194) (1)	3,040,000	3,137,696

		338,787,882

Diversified - 0.04%
Alfa SAB de CV
6.88%, 03/25/2044	1,000,000	1,090,000
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,527,525

		2,617,525

Energy - 2.86%
Antero Resources Corp.
5.00%, 03/01/2025 (Acquired 06/23/2017, Cost $430,893) (1)	450,000	436,500
APT Pipelines Ltd.
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,355,435) (1)	1,360,000	1,404,906
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	327,344
5.95%, 06/01/2026	1,610,000	1,792,922
4.45%, 07/15/2027	350,000	358,376
BP Capital Markets Plc
3.06%, 03/17/2022	1,525,000	1,558,637
Canadian Natural Resources Ltd.

	Principal
	Amount	Value
5.90%, 02/01/2018	442,000	452,157
3.90%, 02/01/2025	130,000	131,608
3.85%, 06/01/2027	2,045,000	2,033,241
6.25%, 03/15/2038	2,290,000	2,701,538
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	42,215
4.25%, 04/15/2027 (Acquired 05/11/2017 through 05/26/2017, Cost $1,235,308) (1)	1,245,000	1,186,144
5.40%, 06/15/2047 (Acquired 06/02/2017 through 06/16/2017, Cost $2,511,584) (1)	2,620,000	2,448,563
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	400,000	426,500
5.13%, 06/30/2027 (Acquired 05/15/2017, Cost $195,000) (1)	195,000	199,875
Chesapeake Energy Corp.
6.13%, 02/15/2021	182,000	178,360
5.50%, 09/15/2026 (Acquired 02/22/2017 through 06/23/2017, Cost $2,475,223) (1)	2,485,000	2,323,475
Cimarex Energy Co.
4.38%, 06/01/2024	1,819,000	1,906,907
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	947,000
Concho Resources, Inc.
5.50%, 10/01/2022	210,000	215,512
ConocoPhillips Co.
4.95%, 03/15/2026	1,777,000	1,979,262
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	238,750
3.80%, 06/01/2024	5,360,000	4,907,723
Diamond Offshore Drilling, Inc.
5.88%, 05/01/2019	414,000	425,385
Diamondback Energy, Inc.
4.75%, 11/01/2024 (Acquired 05/24/2017 through 05/25/2017, Cost $643,468) (1)	639,000	635,805
Enable Midstream Partners LP
2.40%, 05/15/2019	600,000	597,671
3.90%, 05/15/2024	310,000	307,446
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (Acquired 05/08/2017, Cost $1,136,576) (1)	1,060,000	1,140,147
Enbridge Energy Partners LP
5.88%, 10/15/2025	2,383,000	2,718,710
Enbridge, Inc.

150

	Principal
	Amount	Value
6.00%, 01/15/2077	1,790,000	1,877,262
Energy Transfer Partners LP
4.15%, 10/01/2020	1,504,000	1,561,940
4.05%, 03/15/2025	4,555,000	4,573,675
4.75%, 01/15/2026	5,707,000	5,937,643
6.50%, 02/01/2042	1,000,000	1,118,297
5.15%, 03/15/2045	700,000	680,972
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	35,535
4.15%, 06/01/2025	6,795,000	6,710,742
4.85%, 07/15/2026	440,000	457,827
Ensco Plc
8.00%, 01/31/2024	266,000	250,040
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (Acquired 03/07/2017, Cost $4,386,562) (1)	4,000,000	4,387,296
Gulfport Energy Corp.
6.38%, 05/15/2025 (Acquired 12/15/2016, Cost $215,000) (1)	215,000	211,775
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,894,000	1,986,283
Hess Corp.
4.30%, 04/01/2027	1,730,000	1,690,013
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	1,135,000	1,180,137
Matador Resources Co.
6.88%, 04/15/2023	530,000	549,875
Motiva Enterprises LLC
5.75%, 01/15/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $1,320,025) (1)	1,244,000	1,331,232
Nabors Industries, Inc.
0.75%, 01/15/2024 (Acquired 01/10/2017 through 06/02/2017, Cost $2,443,303) (1)	2,550,000	2,028,844
Newfield Exploration Co.
5.63%, 07/01/2024	213,000	222,053
5.38%, 01/01/2026	3,715,000	3,845,025
Oceaneering International, Inc.
4.65%, 11/15/2024	2,605,000	2,569,259
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (Acquired 06/16/2017, Cost $300,375) (1)	300,000	302,250
Pertamina Persero PT

	Principal
	Amount	Value
6.00%, 05/03/2042	280,000	302,261
6.00%, 05/03/2042	200,000	215,900
Petrobras Global Finance BV
8.38%, 05/23/2021	460,000	514,915
6.13%, 01/17/2022	16,825,000	17,371,812
8.75%, 05/23/2026	1,915,000	2,202,250
6.25%, 12/14/2026*	GBP 5,330,000	7,052,854
7.38%, 01/17/2027	$3,300,000	3,491,400
5.63%, 05/20/2043	2,715,000	2,260,237
7.25%, 03/17/2044	1,159,000	1,139,587
Petroleos Mexicanos
3.50%, 07/18/2018	2,730,000	2,763,033
6.38%, 02/04/2021	1,295,000	1,401,579
4.88%, 01/24/2022	300,000	308,550
5.38%, 03/13/2022 (Acquired 12/06/2016, Cost $392,981) (1)	395,000	415,836
4.50%, 01/23/2026	1,105,000	1,074,093
Plains All American Pipeline LP / PAA Finance Corp.
4.65%, 10/15/2025	1,000,000	1,025,081
QEP Resources, Inc.
5.38%, 10/01/2022	358,000	344,575
Raizen Fuels Finance SA
5.30%, 01/20/2027 (Acquired 01/12/2017, Cost $560,000) (1)	560,000	567,700
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,675,343
4.50%, 11/01/2023	349,000	362,082
Rowan Cos, Inc.
7.38%, 06/15/2025	975,000	909,188
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	650,000	723,836
5.63%, 03/01/2025	6,004,000	6,629,557
5.88%, 06/30/2026	2,130,000	2,383,889
5.00%, 03/15/2027	6,809,000	7,248,698
4.20%, 03/15/2028 (Acquired 02/28/2017 through 03/01/2017, Cost $1,895,389) (1)	1,900,000	1,919,804
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $599,037) (1)	600,000	610,865
4.00%, 12/21/2025 (Acquired 12/10/2015 through 06/21/2016, Cost $4,381,817) (1)	4,235,000	4,439,931
Shell International Finance BV

	Principal
	Amount	Value
3.25%, 05/11/2025	3,900,000	3,978,265
2.88%, 05/10/2026	2,495,000	2,462,223
4.38%, 05/11/2045	1,000,000	1,048,041
SM Energy Co.
1.50%, 07/01/2021	285,000	256,144
6.13%, 11/15/2022	10,000	9,500
5.00%, 01/15/2024	115,000	101,775
5.63%, 06/01/2025	75,000	67,687
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (Acquired 03/07/2017, Cost $2,906,761) (1)	2,915,000	3,089,142
Southwestern Energy Co.
6.70%, 01/23/2025	2,675,000	2,614,813
Spectra Energy Partners LP
4.75%, 03/15/2024	1,636,000	1,763,297
3.38%, 10/15/2026	2,605,000	2,546,565
4.50%, 03/15/2045	250,000	246,729
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,537,886
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024 (Acquired 08/18/2016 through 05/11/2017, Cost $750,000) (1)	750,000	759,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	384,275
6.75%, 03/15/2024	825,000	886,875
Tesoro Corp.
4.75%, 12/15/2023 (Acquired 12/15/2016, Cost $1,580,000) (1)	1,580,000	1,701,502
5.13%, 12/15/2026 (Acquired 12/15/2016, Cost $1,955,000) (1)	1,955,000	2,126,258
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	409,500
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015 through 08/12/2016, Cost $3,084,689) (1)	3,125,000	3,065,409
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024 (Acquired 06/27/2017, Cost $94,989) (1)	89,300	94,881
Transocean Proteus Ltd.
6.25%, 12/01/2024 (Acquired 06/13/2017 through 06/27/2017, Cost $409,279) (1)	398,050	406,011
Western Gas Partners LP
5.45%, 04/01/2044	1,200,000	1,219,645
Whiting Petroleum Corp.

	Principal
	Amount	Value
1.25%, 04/01/2020	900,000	760,500
Williams Partners LP
3.60%, 03/15/2022	1,135,000	1,159,459
3.35%, 08/15/2022	1,000,000	1,005,255
6.30%, 04/15/2040	1,323,000	1,534,970
Woodside Finance Ltd.
3.65%, 03/05/2025 (Acquired 10/05/2016, Cost $518,150) (1)	515,000	513,176
3.70%, 09/15/2026 (Acquired 09/08/2016 through 10/04/2016, Cost $981,018) (1)	980,000	965,089

		183,599,757

Financials - 13.17%
ACE INA Holdings, Inc.
2.30%, 11/03/2020	485,000	487,724
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	820,000	841,425
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	4,272,000	4,447,460
4.63%, 07/01/2022	450,000	482,224
Aircastle Ltd.
5.00%, 04/01/2023	1,175,000	1,254,312
4.13%, 05/01/2024	2,420,000	2,459,325
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2028	490,000	498,328
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,528,169
Ally Financial, Inc.
4.75%, 09/10/2018	600,000	616,500
3.25%, 11/05/2018	505,000	511,161
8.00%, 12/31/2018	893,000	963,324
4.63%, 03/30/2025	1,875,000	1,920,337
8.00%, 11/01/2031	14,690,000	17,995,250
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,949,138
American Express Credit Corp.
7.00%, 03/19/2018	1,608,000	1,667,792
American International Group, Inc.
3.90%, 04/01/2026	4,800,000	4,910,990
American Tower Trust #1

	Principal
	Amount	Value
1.55%, 03/15/2043 (Acquired 01/11/2017, Cost $328,366) (1)	329,000	328,336
Banco Santander SA
3.50%, 04/11/2022	1,800,000	1,842,055
Bank of America Corp.
6.40%, 08/28/2017	1,000,000	1,007,103
6.00%, 09/01/2017	1,000,000	1,006,881
5.75%, 12/01/2017	3,355,000	3,411,817
6.88%, 04/25/2018	4,390,000	4,568,397
5.65%, 05/01/2018	8,930,000	9,210,509
7.63%, 06/01/2019	8,125,000	8,963,825
3.30%, 01/11/2023	4,615,000	4,705,311
4.10%, 07/24/2023	975,000	1,032,016
4.00%, 04/01/2024	3,955,000	4,144,642
4.20%, 08/26/2024	340,000	352,733
3.88%, 08/01/2025	4,400,000	4,552,266
4.45%, 03/03/2026	810,000	843,083
4.25%, 10/22/2026	8,975,000	9,243,182
3.25%, 10/21/2027	4,995,000	4,827,388
3.82%, 01/20/2028	2,630,000	2,675,949
3.71%, 04/24/2028	8,100,000	8,161,106
4.24%, 04/24/2038	3,020,000	3,144,089
Bank of Montreal
1.50%, 07/18/2019	4,000,000	3,962,592
Barclays Plc
5.14%, 10/14/2020	275,000	294,304
3.68%, 01/10/2023	3,060,000	3,139,410
4.38%, 09/11/2024	1,980,000	2,003,942
4.38%, 01/12/2026	4,325,000	4,494,177
5.20%, 05/12/2026	640,000	673,218
4.84%, 05/09/2028	4,500,000	4,600,782
8.25%, 12/15/2048	8,435,000	8,941,100
7.25%, 03/15/2163*	GBP 14,083,000	19,349,974
BBVA Bancomer SA/Texas
4.38%, 04/10/2024 (Acquired 04/06/2017, Cost $2,891,866) (1)	$2,800,000	2,906,400
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	1,880,000	1,866,432
4.40%, 05/15/2042	1,000,000	1,090,583

	Principal
	Amount	Value
BNP Paribas SA
2.95%, 05/23/2022 (Acquired 05/16/2017, Cost $1,917,648) (1)	1,920,000	1,938,897
3.80%, 01/10/2024 (Acquired 06/16/2017 through 06/22/2017, Cost $656,878) (1)	630,000	655,933
Boston Properties LP
3.65%, 02/01/2026	415,000	419,997
2.75%, 10/01/2026	5,660,000	5,344,580
BPCE SA
3.00%, 05/22/2022 (Acquired 05/15/2017 through 06/22/2017, Cost $1,914,669) (1)	1,910,000	1,926,611
4.88%, 04/01/2026 (Acquired 04/26/2016 through 05/23/2016, Cost $2,749,854) (1)	2,740,000	2,895,632
Brixmor Operating Partnership LP
3.88%, 08/15/2022	1,155,000	1,180,866
3.65%, 06/15/2024	2,825,000	2,778,498
3.85%, 02/01/2025	645,000	636,587
4.13%, 06/15/2026	2,980,000	2,962,999
3.90%, 03/15/2027	2,553,000	2,490,424
Capital One Bank USA NA
3.38%, 02/15/2023	2,538,000	2,559,342
Capital One Financial Co.
3.50%, 06/15/2023	2,790,000	2,845,619
Capital One NA/Mclean VA
2.35%, 08/17/2018	1,000,000	1,004,045
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (Acquired 07/31/2015 through 06/15/2016, Cost $1,636,548) (1)	1,596,000	1,638,663
CBOE Holdings, Inc.
3.65%, 01/12/2027	2,445,000	2,466,294
CBRE Services, Inc.
5.25%, 03/15/2025	2,675,000	2,913,230
4.88%, 03/01/2026	2,860,000	3,045,177
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	2,450,000	2,575,295
CIT Group, Inc.
5.50%, 02/15/2019 (Acquired 07/13/2015 through 07/24/2015, Cost $479,348) (1)	468,000	491,400
Citigroup, Inc.
6.00%, 08/15/2017	1,000,000	1,004,907
6.13%, 11/21/2017	2,720,000	2,765,342
1.80%, 02/05/2018	10,000,000	10,007,700
6.13%, 05/15/2018	2,000,000	2,073,798

	Principal
	Amount	Value
2.15%, 07/30/2018	7,055,000	7,077,336
2.50%, 09/26/2018	5,000,000	5,034,015
3.50%, 05/15/2023	1,660,000	1,682,739
2.29%, 09/01/2023	3,473,000	3,537,494
3.20%, 10/21/2026	6,430,000	6,253,979
3.89%, 01/10/2028	7,818,000	7,945,988
Citizens Financial Group, Inc.
5.16%, 06/29/2023	6,200,000	6,385,777
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,872,037
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	1,225,000	1,284,729
CPPIB Capital, Inc.
1.25%, 09/20/2019 (Acquired 09/13/2016 through 10/21/2016, Cost $7,387,189) (1)	7,400,000	7,317,867
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 07/31/2015 through 01/31/2017, Cost $8,882,124) (1)	8,975,000	9,302,587
8.13%, 09/19/2033	4,200,000	4,467,750
Crown Castle International Corp.
4.88%, 04/15/2022	4,006,000	4,375,786
5.25%, 01/15/2023	565,000	627,548
4.00%, 03/01/2027	1,461,000	1,503,937
4.75%, 05/15/2047	3,255,000	3,313,388
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025	194,000	199,820
Dexia Credit Local SA
2.25%, 02/18/2020 (Acquired 01/10/2017, Cost $7,049,378) (1)	7,070,000	7,082,761
Digital Realty Trust LP
4.75%, 10/01/2025	1,640,000	1,764,100
Discover Financial Services
2.60%, 11/13/2018	2,010,000	2,027,192
3.10%, 06/04/2020	2,000,000	2,037,938
3.95%, 11/06/2024	2,167,000	2,200,738
3.75%, 03/04/2025	6,262,000	6,187,845
4.10%, 02/09/2027	2,835,000	2,840,191
E*TRADE Financial Corp.
5.38%, 11/15/2022	2,947,000	3,097,869
4.63%, 09/15/2023	5,505,000	5,725,200

	Principal
	Amount	Value
Essex Portfolio LP
3.63%, 05/01/2027	2,785,000	2,778,436
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (Acquired 06/28/2017, Cost $300,000) (1)	300,000	296,250
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,150) (1)	280,000	324,100
Farmers Exchange Capital III
5.45%, 10/15/2054 (Acquired 08/30/2016, Cost $4,101,816) (1)	4,000,000	4,351,080
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	4,000,000	4,089,436
2.38%, 01/22/2018	2,000,000	2,008,894
6.15%, 04/01/2018	12,500,000	12,901,225
7.50%, 02/15/2019	2,865,000	3,107,771
5.25%, 07/27/2021	2,800,000	3,068,654
5.75%, 01/24/2022	2,190,000	2,465,412
3.00%, 04/26/2022	2,120,000	2,139,602
3.63%, 01/22/2023	5,055,000	5,216,699
3.50%, 01/23/2025	2,622,000	2,650,711
3.50%, 11/16/2026	5,660,000	5,630,574
3.69%, 06/05/2028	3,000,000	3,012,240
6.75%, 10/01/2037	460,000	598,432
Goodman US Finance One LLC
6.38%, 04/15/2021 (Acquired 07/13/2015 through 08/21/2015, Cost $2,087,545) (1)	1,915,000	2,144,099
HCP, Inc.
4.20%, 03/01/2024	1,175,000	1,221,712
3.40%, 02/01/2025	1,500,000	1,477,175
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023	1,356,000	1,379,177
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022	3,335,000	3,326,886
Hercules Capital, Inc.
4.38%, 02/01/2022 (Acquired 01/20/2017 through 01/30/2017, Cost $1,270,000) (1)	1,270,000	1,298,575
Highwoods Realty LP
7.50%, 04/15/2018	3,100,000	3,226,548
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,217,519
4.50%, 02/01/2026	1,600,000	1,677,974

	Principal
	Amount	Value
Howard Hughes Corp./The
5.38%, 03/15/2025 (Acquired 03/03/2017 through 06/12/2017, Cost $1,464,016) (1)	1,462,000	1,494,895
HSBC Holdings Plc
2.95%, 05/25/2021	1,805,000	1,827,786
2.65%, 01/05/2022	1,340,000	1,335,467
4.30%, 03/08/2026	4,705,000	5,007,165
6.38%, 03/29/2049	1,500,000	1,596,000
6.00%, 05/22/2162	200,000	206,800
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015 through 11/13/2015, Cost $3,184,951) (1)	2,965,000	3,347,607
4.13%, 11/21/2023	1,840,000	1,880,042
International Lease Finance Corp.
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $523,117) (1)	500,000	529,186
8.25%, 12/15/2020	1,700,000	2,001,430
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (Acquired 07/29/2015, Cost $2,863,049) (1)	2,900,000	2,941,281
5.71%, 01/15/2026 (Acquired 05/25/2016, Cost $971,752) (1)	1,000,000	1,055,929
Intrum Justitia AB
2.75%, 07/15/2022 (Acquired 06/16/2017, Cost $111,999) (1)*	EUR 100,000	114,757
3.13%, 07/15/2024 (Acquired 06/16/2017, Cost $112,000) (1)*	100,000	113,723
Jackson National Life Global Funding
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $999,773) (1)	$1,000,000	1,001,816
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (Acquired 03/19/2013, Cost $10,714,805) (1)	10,370,000	10,629,250
Jefferies Group LLC
5.13%, 01/20/2023	3,100,000	3,375,357
JPMorgan Chase & Co.
6.00%, 10/01/2017	9,811,000	9,911,631
6.00%, 01/15/2018	1,915,000	1,958,057
2.75%, 06/23/2020	400,000	406,766
2.30%, 08/15/2021	4,393,000	4,367,015
4.50%, 01/24/2022	3,440,000	3,724,612
2.70%, 05/18/2023	1,850,000	1,829,469
2.38%, 10/24/2023	6,125,000	6,217,071
3.90%, 07/15/2025	2,100,000	2,190,222
3.30%, 04/01/2026	2,175,000	2,159,995
2.95%, 10/01/2026	6,830,000	6,592,336

	Principal
	Amount	Value
3.54%, 05/01/2028	4,890,000	4,916,959
KeyCorp.
2.90%, 09/15/2020	980,000	996,870
Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,588,915
KIRS Midco 3 Plc
8.38%, 07/15/2023 (Acquired 06/06/2017, Cost $774,483) (1)*	GBP 600,000	769,752
Kreditanstalt fuer Wiederaufbau
0.88%, 04/19/2018	$1,000,000	996,408
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (Acquired 08/31/2015 through 10/14/2015, Cost $987,346) (1)	1,025,000	1,048,062
Lazard Group LLC
4.25%, 11/14/2020	2,684,000	2,831,411
LeasePlan Co. NV
2.50%, 05/16/2018 (Acquired 07/13/2015 through 05/23/2016, Cost $3,329,401) (1)	3,325,000	3,333,928
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (Acquired 07/21/2015 through 06/21/2016, Cost $3,031,275) (1)	3,045,000	3,271,463
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,097,122
Lloyds Banking Group Plc
4.50%, 11/04/2024	2,825,000	2,942,071
4.65%, 03/24/2026	2,700,000	2,813,637
7.00%, 06/27/2164*	GBP 18,850,000	25,453,564
7.63%, 06/27/2164*	1,900,000	2,734,468
7.88%, 06/27/2164*	700,000	1,065,844
Marsh & McLennan Cos, Inc.
4.35%, 01/30/2047	$515,000	551,200
MetLife, Inc.
6.40%, 12/15/2066	1,000,000	1,155,000
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (Acquired 09/08/2016, Cost $6,957,633) (1)	6,965,000	6,903,499
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	579,000	631,110
Morgan Stanley
5.95%, 12/28/2017	6,145,000	6,270,481
6.63%, 04/01/2018	11,500,000	11,908,446
7.30%, 05/13/2019	2,000,000	2,186,610

	Principal
	Amount	Value
2.63%, 11/17/2021	3,580,000	3,574,354
4.88%, 11/01/2022	1,365,000	1,481,867
3.75%, 02/25/2023	5,000,000	5,198,975
3.70%, 10/23/2024	565,000	579,885
5.00%, 11/24/2025	7,275,000	7,911,985
3.88%, 01/27/2026	3,025,000	3,114,473
3.13%, 07/27/2026	900,000	875,113
3.63%, 01/20/2027	2,875,000	2,893,348
3.95%, 04/23/2027	2,630,000	2,646,814
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	70,000	72,565
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015 through 06/28/2016, Cost $1,774,258) (1)	1,725,000	1,804,298
4.00%, 09/14/2026 (Acquired 09/07/2016, Cost $653,201) (1)	655,000	647,947
Nationwide Mutual Insurance Co.
3.54%, 12/15/2024 (Acquired 09/29/2015, Cost $1,014,956) (1)	1,050,000	1,048,950
Navient Corp.
5.50%, 01/15/2019	2,140,000	2,228,275
4.88%, 06/17/2019	7,550,000	7,852,000
8.00%, 03/25/2020	4,503,000	5,032,102
5.88%, 03/25/2021	6,223,000	6,573,044
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (Acquired 07/22/2015 through 08/31/2016, Cost $2,869,067) (1)	3,244,000	3,152,928
New York Life Global Funding
1.55%, 11/02/2018 (Acquired 10/27/2015, Cost $1,998,707) (1)	2,000,000	1,996,594
1.50%, 10/24/2019 (Acquired 10/17/2016, Cost $7,228,543) (1)	7,230,000	7,170,143
2.35%, 07/14/2026 (Acquired 07/11/2016, Cost $999,434) (1)	1,000,000	956,972
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,711,602
3.88%, 08/26/2026	4,305,000	4,303,334
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (Acquired 05/10/2017 through 05/19/2017, Cost $8,693,109) (1)	8,299,000	8,713,950
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022 (Acquired 06/16/2017, Cost $112,000) (1)	112,000	112,560
PNC Bank NA
1.50%, 02/23/2018	6,690,000	6,690,355
Post Apartment Homes LP

	Principal
	Amount	Value
4.75%, 10/15/2017	91,000	91,081
Principal Financial Group, Inc.
4.70%, 05/15/2055	1,435,000	1,481,637
Prologis LP
3.75%, 11/01/2025	1,325,000	1,379,534
Protective Life Global Funding
1.77%, 06/08/2018 (Acquired 06/07/2016, Cost $4,000,000) (1)	4,000,000	4,010,260
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $1,948,808) (1)	1,950,000	1,964,325
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (Acquired 05/24/2017, Cost $111,000) (1)	111,000	113,775
Quicken Loans, Inc.
5.75%, 05/01/2025 (Acquired 07/22/2015 through 11/12/2015, Cost $788,964) (1)	815,000	841,487
Raymond James Financial, Inc.
4.95%, 07/15/2046	2,000,000	2,173,474
Regency Centers LP
3.60%, 02/01/2027	685,000	680,349
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	543,382
4.70%, 09/15/2023	1,000,000	1,084,785
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	866,865
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	401,007	407,122
Rio Oil Finance Trust Series 2014-3
6.75%, 01/06/2027	297,878	303,836
Royal Bank of Canada
1.20%, 09/19/2018	2,840,000	2,838,864
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022	3,025,000	3,311,488
2.65%, 05/15/2023	1,187,000	1,196,615
3.50%, 05/15/2023	855,000	860,064
3.88%, 09/12/2023	2,885,000	2,942,129
6.00%, 12/19/2023	960,000	1,059,103
5.13%, 05/28/2024	375,000	393,957
8.00%, 12/29/2049	1,475,000	1,601,378
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,572,740

	Principal
	Amount	Value
Santander UK Group Holdings Plc
2.88%, 10/16/2020	3,135,000	3,179,774
2.88%, 08/05/2021	4,430,000	4,440,185
3.57%, 01/10/2023	3,185,000	3,257,137
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,585) (1)	1,025,000	1,061,750
6.75%, 06/24/2164*	GBP 3,000,000	4,067,353
Santander UK Plc
5.00%, 11/07/2023 (Acquired 07/13/2015 through 02/07/2017, Cost $4,264,774) (1)	$4,140,000	4,438,155
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (Acquired 05/03/2016 through 10/14/2016, Cost $847,683) (1)	806,000	915,177
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,543,726
3.30%, 01/15/2026	1,025,000	1,025,341
Sirius International Group Ltd.
4.60%, 11/01/2026 (Acquired 11/21/2016 through 01/31/2017, Cost $1,080,496) (1)	1,140,000	1,091,094
SL Green Realty Corp.
5.00%, 08/15/2018	1,963,000	2,014,737
7.75%, 03/15/2020	1,398,000	1,565,208
SLM Corp.
5.13%, 04/05/2022	895,000	912,900
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015, Cost $189,995) (1)	200,000	202,823
4.25%, 04/14/2025	5,550,000	5,628,333
Springleaf Finance Corp.
5.25%, 12/15/2019	120,000	124,812
7.75%, 10/01/2021	4,360,000	4,877,750
6.13%, 05/15/2022	1,666,000	1,757,630
Stichting AK Rabobank Certificaten
6.50%, 03/29/2166*	EUR 6,043,000	8,165,235
Synchrony Financial
3.00%, 08/15/2019	$1,335,000	1,353,877
4.50%, 07/23/2025	2,778,000	2,857,003
Teachers Insurance & Annuity Association of America
4.38%, 09/15/2054 (Acquired 11/09/2015 through 06/02/2016, Cost $4,434,356) (1)	4,500,000	4,550,625
Thomson Reuters Corp.
3.35%, 05/15/2026	1,390,000	1,387,907
Toronto-Dominion Bank/The

	Principal
	Amount	Value
3.63%, 09/15/2031	3,335,000	3,308,920
Trinity Acquisition Plc
3.50%, 09/15/2021	200,000	204,786
UBS AG
4.75%, 05/22/2023	1,853,000	1,889,537
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (Acquired 09/21/2015 through 10/13/2016, Cost $2,904,500) (1)	2,825,000	2,961,538
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (Acquired 03/16/2017 through 03/20/2017, Cost $4,105,415) (1)	4,100,000	4,194,251
UniCredit SpA
4.63%, 04/12/2027 (Acquired 06/29/2017 through 06/30/2017, Cost $994,286)	940,000	991,618
Unum Group
3.00%, 05/15/2021	290,000	292,737
3.88%, 11/05/2025	4,925,000	4,992,659
Ventas Realty LP
2.70%, 04/01/2020	3,000,000	3,025,941
3.25%, 10/15/2026	2,000,000	1,922,348
3.85%, 04/01/2027	925,000	929,921
VEREIT Operating Partnership LP
3.00%, 02/06/2019	800,000	807,352
4.60%, 02/06/2024	685,000	715,441
4.88%, 06/01/2026	2,710,000	2,864,931
Visa, Inc.
4.30%, 12/14/2045	2,880,000	3,163,360
Wachovia Corp.
5.75%, 02/01/2018	8,000,000	8,187,488
WEA Finance LLC / Westfield UK & Europe Finance Plc
1.75%, 09/15/2017 (Acquired 06/03/2016, Cost $3,690,628) (1)	3,690,000	3,689,989
2.70%, 09/17/2019 (Acquired 07/31/2015 through 06/01/2016, Cost $4,803,957) (1)	4,789,000	4,828,782
3.25%, 10/05/2020 (Acquired 09/28/2015 through 01/06/2016, Cost $844,713) (1)	845,000	859,856
3.75%, 09/17/2024 (Acquired 06/28/2016, Cost $1,634,406) (1)	1,570,000	1,589,919
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,587,331
Wells Fargo & Co.
6.00%, 11/15/2017	2,000,000	2,031,666
2.60%, 07/22/2020	310,000	314,345
3.07%, 01/24/2023	4,705,000	4,767,525

	Principal
	Amount	Value
3.55%, 09/29/2025	1,290,000	1,311,663
3.00%, 04/22/2026	6,747,000	6,590,152
3.00%, 10/23/2026	770,000	749,873
3.58%, 05/22/2028	12,555,000	12,686,200
Welltower, Inc.
4.70%, 09/15/2017	1,971,000	1,981,868
2.25%, 03/15/2018	2,812,000	2,819,435
4.00%, 06/01/2025	4,690,000	4,849,699
Willis North America, Inc.
3.60%, 05/15/2024	1,670,000	1,686,398

		845,815,918

Industrials - 1.86%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015 through 07/21/2016, Cost $1,623,954) (1)	1,610,000	1,618,755
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (Acquired 06/08/2016 through 10/05/2016, Cost $3,060,216) (1)	2,990,000	2,990,679
Arconic, Inc.
5.87%, 02/23/2022	1,520,000	1,626,400
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (Acquired 04/17/2017, Cost $402,868) (1)	400,000	410,600
4.63%, 05/15/2023 (Acquired 06/06/2017, Cost $411,091) (1)	400,000	409,836
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,638) (1)	200,000	218,000
Aviation Capital Group Corp.
4.88%, 10/01/2025 (Acquired 06/28/2016 through 08/11/2016, Cost $2,807,435) (1)	2,789,000	3,037,595
Avnet, Inc.
4.63%, 04/15/2026	5,695,000	5,887,041
Ball Corp.
4.38%, 12/15/2020	752,000	789,600
Belden, Inc.
3.38%, 07/15/2027 (Acquired 06/27/2017, Cost $113,491) (1)*	EUR 100,000	113,893
Brambles USA, Inc.
4.13%, 10/23/2025 (Acquired 10/19/2015, Cost $833,258) (1)	$835,000	856,497
CCCI Treasure Ltd.
3.50%, 12/29/2049	200,000	201,602
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	949,762

	Principal
	Amount	Value
CNH Industrial Capital LLC
3.63%, 04/15/2018	1,499,000	1,512,191
CRCC Yupeng Ltd.
3.95%, 02/28/2049	200,000	203,513
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026 (Acquired 02/06/2017 through 06/26/2017, Cost $1,134,460) (1)	1,175,000	1,172,063
Embraer Netherlands Finance BV
5.40%, 02/01/2027	1,290,000	1,348,050
Embraer Overseas Ltd.
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,415,473) (1)	1,350,000	1,454,625
General Electric Co.
5.00%, 12/29/2049	8,886,000	9,431,600
Graphic Packaging International, Inc.
4.88%, 11/15/2022	400,000	424,000
4.13%, 08/15/2024	619,000	631,380
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.38%, 12/15/2023 (Acquired 12/02/2016 through 02/16/2017, Cost $350,000) (1)	350,000	380,625
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,914,686
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,960,000	3,109,711
Koppers, Inc.
6.00%, 02/15/2025 (Acquired 01/19/2017, Cost $180,000) (1)	180,000	191,250
L3 Technologies, Inc.
5.20%, 10/15/2019	3,200,000	3,416,176
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (Acquired 09/15/2016, Cost $404,682) (1)	405,000	400,449
Lockheed Martin Corp.
2.90%, 03/01/2025	5,635,000	5,607,321
3.55%, 01/15/2026	1,660,000	1,720,265
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,235,000	1,296,160
Masco Corp.
3.50%, 04/01/2021	2,118,000	2,176,308
4.45%, 04/01/2025	4,700,000	5,020,070
6.50%, 08/15/2032	1,340,000	1,639,501
Owens Corning

	Principal
	Amount	Value
4.20%, 12/15/2022	35,000	36,923
4.20%, 12/01/2024	5,992,000	6,274,667
3.40%, 08/15/2026	585,000	576,346
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022 (Acquired 01/20/2017, Cost $440,000) (1)	440,000	459,941
5.50%, 02/15/2024 (Acquired 01/20/2017, Cost $375,000) (1)	375,000	391,687
Park-Ohio Industries, Inc.
6.63%, 04/15/2027 (Acquired 04/05/2017, Cost $390,000) (1)	390,000	409,500
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 03/15/2018 (Acquired 07/14/2015 through 09/27/2016, Cost $2,262,718) (1)	2,236,000	2,261,260
4.25%, 01/17/2023 (Acquired 07/22/2015 through 02/07/2017, Cost $1,669,296) (1)	1,620,000	1,717,605
Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015 through 08/17/2015, Cost $123,230) (1)	120,000	128,400
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,941,569
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	500,000	511,670
4.66%, 07/15/2021 (Acquired 06/13/2016, Cost $1,189,938) (1)	1,200,000	1,219,500
Rockwell Collins, Inc.
3.20%, 03/15/2024	1,553,000	1,573,806
3.50%, 03/15/2027	2,656,000	2,693,566
SBA Communications Corp.
4.88%, 09/01/2024 (Acquired 08/01/2016 through 03/06/2017, Cost $911,399) (1)	920,000	936,100
SBA Tower Trust
2.90%, 10/15/2044 (Acquired 07/14/2015 through 07/30/2015, Cost $1,667,070) (1)	1,650,000	1,658,714
2.88%, 07/15/2046 (Acquired 06/21/2016, Cost $3,000,000) (1)	3,000,000	2,993,425
3.17%, 04/15/2047 (Acquired 04/04/2017, Cost $2,175,000) (1)	2,175,000	2,183,892
3.87%, 10/15/2049 (Acquired 09/02/2015, Cost $835,779) (1)	830,000	842,003
Sealed Air Corp.
5.25%, 04/01/2023 (Acquired 10/28/2016, Cost $895,183) (1)	850,000	911,625
5.50%, 09/15/2025 (Acquired 11/29/2016, Cost $880,172) (1)	850,000	928,625
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (Acquired 09/06/2016 through 01/11/2017, Cost $5,470,008) (1)	5,640,000	5,325,700
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	195,000	196,860
United Technologies Co.
1.78%, 05/04/2018	5,768,000	5,775,521

	Principal
	Amount	Value
Vulcan Materials Co.
7.00%, 06/15/2018	1,458,000	1,526,688
7.50%, 06/15/2021	1,640,000	1,935,300
4.50%, 04/01/2025	2,687,000	2,869,670
4.50%, 06/15/2047	2,148,000	2,167,410
Wabtec Corp./DE
3.45%, 11/15/2026 (Acquired 10/31/2016 through 12/02/2016, Cost $3,491,015) (1)	3,585,000	3,535,129

		119,143,306

Real Estate - 0.69%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,839,427
4.60%, 04/01/2022	4,407,000	4,708,933
3.95%, 01/15/2027	3,440,000	3,503,977
4.50%, 07/30/2029	636,000	674,247
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,178,669
3.45%, 09/15/2021	110,000	113,425
3.50%, 01/31/2023	717,000	735,250
4.40%, 02/15/2026	1,863,000	1,953,098
3.38%, 10/15/2026	3,487,000	3,412,009
Crown Castle International Corp.
4.45%, 02/15/2026	1,550,000	1,646,511
3.70%, 06/15/2026	3,225,000	3,252,935
DDR Corp.
3.63%, 02/01/2025	2,225,000	2,116,874
4.25%, 02/01/2026	5,735,000	5,623,271
HCP, Inc.
4.00%, 12/01/2022	1,900,000	1,987,100
4.00%, 06/01/2025	3,240,000	3,319,179
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,337,119
Kimco Realty Corp.
3.40%, 11/01/2022	150,000	152,893
Realty Income Corp.
2.00%, 01/31/2018	5,000,000	5,004,940

		44,559,857

Technology - 1.93%

	Principal
	Amount	Value
Activision Blizzard, Inc.
4.50%, 06/15/2047	1,720,000	1,713,813
Apple, Inc.
1.00%, 05/03/2018	3,000,000	2,989,149
2.10%, 05/06/2019	2,030,000	2,049,108
1.10%, 08/02/2019	2,245,000	2,221,109
2.40%, 05/03/2023	2,780,000	2,765,096
3.00%, 02/09/2024	1,420,000	1,441,178
3.20%, 05/13/2025	1,980,000	2,022,374
3.20%, 05/11/2027	1,125,000	1,135,673
4.65%, 02/23/2046	1,250,000	1,403,174
4.25%, 02/09/2047	420,000	446,128
Autodesk, Inc.
4.38%, 06/15/2025	4,610,000	4,863,656
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024 (Acquired 01/11/2017, Cost $4,629,607) (1)	4,633,000	4,738,401
3.88%, 01/15/2027 (Acquired 01/11/2017, Cost $7,164,207) (1)	7,189,000	7,383,146
Brocade Communications Systems, Inc.
4.63%, 01/15/2023	430,000	442,362
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,275,368
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (Acquired 05/25/2017, Cost $1,841,701) (1)	1,800,000	1,842,147
4.42%, 06/15/2021 (Acquired 05/18/2017, Cost $1,022,130) (1)	970,000	1,022,499
6.02%, 06/15/2026	4,100,000	4,516,597
8.35%, 07/15/2046 (Acquired 04/06/2017 through 04/10/2017, Cost $4,386,909) (1)	3,440,000	4,444,563
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (Acquired 05/17/2016 through 08/03/2016, Cost $6,439,908) (1)	6,315,000	6,956,661
Evolent Health, Inc.
2.00%, 12/01/2021 (Acquired 11/30/2016, Cost $810,000) (1)	810,000	1,045,912
Fidelity National Information Services, Inc.
0.40%, 01/15/2021*	EUR 200,000	227,800
1.70%, 06/30/2022*	GBP 100,000	129,125
4.50%, 10/15/2022	$1,274,000	1,384,135
3.00%, 08/15/2026	9,383,000	9,086,657
First Data Corp.
5.00%, 01/15/2024 (Acquired 06/02/2016 through 12/14/2016, Cost $845,775) (1)	845,000	869,023

	Principal
	Amount	Value
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	3,440,000	3,606,805
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.00%, 07/15/2025 (Acquired 06/22/2017, Cost $99,000) (1)	99,000	101,970
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,700,125
Microsoft Corp.
1.10%, 08/08/2019	7,390,000	7,302,724
2.40%, 08/08/2026	3,165,000	3,046,249
4.10%, 02/06/2037	2,505,000	2,701,387
3.75%, 02/12/2045	650,000	646,990
4.45%, 11/03/2045	1,100,000	1,225,727
MSCI, Inc.
4.75%, 08/01/2026 (Acquired 03/10/2017, Cost $294,337) (1)	300,000	308,340
Nuance Communications, Inc.
1.00%, 12/15/2035	3,615,000	3,483,956
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (Acquired 11/22/2016 through 11/28/2016, Cost $476,106) (1)	459,000	482,097
4.13%, 06/01/2021 (Acquired 05/18/2016, Cost $2,931,935) (1)	2,828,000	2,977,884
3.88%, 09/01/2022 (Acquired 08/08/2016 through 03/01/2017, Cost $6,546,312) (1)	6,447,000	6,712,939
Quintiles IMS, Inc.
5.00%, 10/15/2026 (Acquired 09/14/2016, Cost $500,000) (1)	500,000	515,625
Rovi Corp.
0.50%, 03/01/2020	930,000	913,144
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,313,026
4.88%, 06/01/2027	855,000	853,940
5.75%, 12/01/2034	1,022,000	1,024,452
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 07/13/2015 through 11/16/2016, Cost $7,270,643) (1)	7,271,000	7,256,444
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 02/01/2023 (Acquired 02/16/2017 through 04/25/2017, Cost $1,486,171) (1)	1,415,000	1,521,125
10.50%, 02/01/2024 (Acquired 05/24/2017, Cost $766,893) (1)	710,000	775,675
Western Digital Corp.
7.38%, 04/01/2023 (Acquired 03/30/2016 through 06/16/2016, Cost $1,049,454) (1)	1,025,000	1,126,219
10.50%, 04/01/2024	500,000	589,840

		123,601,537

	Principal
	Amount	Value
Utilities - 2.14%
AEP Texas, Inc.
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,487,542) (1)	1,500,000	1,557,430
American Electric Power Co., Inc.
1.65%, 12/15/2017	1,400,000	1,400,168
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,563,363
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,217,382
Dominion Energy, Inc.
1.88%, 12/15/2018 (Acquired 12/12/2016, Cost $4,498,452) (1)	4,500,000	4,494,114
3.90%, 10/01/2025	2,480,000	2,567,497
Dominion Resources, Inc./VA
2.85%, 08/15/2026	428,000	408,025
Duke Energy Corp.
1.80%, 09/01/2021	839,000	818,929
2.65%, 09/01/2026	4,753,000	4,514,566
3.75%, 09/01/2046	1,420,000	1,351,028
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	935,776
4.20%, 08/15/2045	1,000,000	1,064,249
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $439,202) (1)	400,000	445,725
5.90%, 12/01/2021 (Acquired 10/01/2015, Cost $1,654,623) (1)	1,500,000	1,676,496
Dynegy, Inc.
6.75%, 11/01/2019	7,300,000	7,528,125
EDP Finance BV
3.63%, 07/15/2024 (Acquired 06/21/2017, Cost $3,149,382) (1)	3,160,000	3,136,110
Emera US Finance LP
2.70%, 06/15/2021	3,400,000	3,404,893
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 05/25/2017, Cost $1,917,810) (1)	1,800,000	1,916,838
3.63%, 05/25/2027 (Acquired 05/22/2017 through 06/22/2017, Cost $3,157,070) (1)	3,175,000	3,144,688
6.00%, 10/07/2039 (Acquired 07/22/2015, Cost $2,774,719) (1)	2,445,000	2,911,047
4.75%, 05/25/2047 (Acquired 05/22/2017, Cost $768,777) (1)	770,000	793,424
Entergy Corp.
5.13%, 09/15/2020	1,250,000	1,346,991

	Principal
	Amount	Value
FirstEnergy Corp.
3.90%, 07/15/2027	5,450,000	5,451,101
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (Acquired 07/21/2015 through 11/15/2016, Cost $3,647,131) (1)	3,535,000	3,694,132
Great Plains Energy, Inc.
2.50%, 03/09/2020	2,910,000	2,936,950
3.15%, 04/01/2022	2,200,000	2,223,014
4.85%, 04/01/2047	1,925,000	1,983,560
Indiana Michigan Power Co.
7.00%, 03/15/2019	1,397,000	1,507,542
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,891) (1)	1,000,000	1,082,526
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	1,520,000	1,544,700
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	1,967,578
Jersey Central Power & Light Co.
4.80%, 06/15/2018	2,000,000	2,049,536
4.70%, 04/01/2024 (Acquired 06/13/2016, Cost $161,927) (1)	150,000	162,649
4.30%, 01/15/2026 (Acquired 06/28/2016, Cost $1,065,829) (1)	1,000,000	1,047,982
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,725,407
KeySpan Gas East Corp.
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $4,500,000) (1)	4,500,000	4,343,643
Metropolitan Edison Co.
4.00%, 04/15/2025 (Acquired 04/13/2016, Cost $2,059,210) (1)	2,000,000	2,052,068
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	1,018,435
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	1,000,000	1,000,468
1.65%, 09/01/2018	3,230,000	3,220,317
2.40%, 09/15/2019	793,000	798,455
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/2023 (Acquired 10/25/2016, Cost $608,974) (1)	600,000	591,750
NiSource Finance Corp.
4.38%, 05/15/2047	2,097,000	2,165,371

	Principal
	Amount	Value
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	1,038,740
NRG Energy, Inc.
6.63%, 03/15/2023	1,275,000	1,310,063
7.25%, 05/15/2026	950,000	983,250
Oncor Electric Delivery Co. LLC
5.00%, 09/30/2017	862,000	869,093
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,169,516) (1)	1,160,000	1,173,352
Perusahaan Gas Negara Persero TbkP
5.13%, 05/16/2024	200,000	214,786
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024	1,300,000	1,396,112
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (Acquired 07/14/2015 through 02/07/2017, Cost $2,836,829) (1)	2,615,000	2,821,517
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,062,184
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,244,793
Sempra Energy
2.85%, 11/15/2020	375,000	380,574
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,355,472
Southern Co./The
2.35%, 07/01/2021	4,624,000	4,589,870
2.95%, 07/01/2023	6,090,000	6,050,129
3.25%, 07/01/2026	4,035,000	3,947,686
4.40%, 07/01/2046	1,120,000	1,141,987
Southwestern Electric Power Co.
3.90%, 04/01/2045	400,000	392,906
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,043,400
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (Acquired 04/26/2017 through 04/28/2017, Cost $3,693,571) (1)	3,700,000	3,682,156
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	2,915,196

		137,377,314

Total Corporate Bonds (Cost $2,266,914,402)		$2,300,366,258

	Principal Amount	Value
Government Related - 21.79%
Africa Finance Corp.
3.88%, 04/13/2024 (Acquired 04/06/2017, Cost $1,077,008) (1)	$1,085,000	$1,074,367
Argentine Republic Government International Bond
3.88%, 01/15/2022*	EUR 5,000,000	5,675,069
Bay Area Toll Authority
6.26%, 04/01/2049	$650,000	925,152
Bermuda Government International Bond
4.14%, 01/03/2023 (Acquired 05/09/2017, Cost $563,970) (1)	544,000	567,120
4.85%, 02/06/2024 (Acquired 05/25/2016 through 05/30/2017, Cost $875,844) (1)	815,000	880,876
California Health Facilities Financing Authority
4.00%, 10/01/2047	2,750,000	2,822,600
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	2,540,000	2,688,488
City of New York NY
3.55%, 12/01/2028	3,645,000	3,726,502
6.27%, 12/01/2037	2,050,000	2,779,780
Commonwealth of Massachusetts
4.91%, 05/01/2029	2,460,000	2,865,949
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	985,000	1,302,633
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,859,351
Indonesia Government International Bond
3.70%, 01/08/2022 (Acquired 12/01/2016 through 12/13/2016, Cost $269,443) (1)	270,000	277,478
International Bank for Reconstruction & Development
4.25%, 06/20/2019*	COP 27,080,000,000	8,787,381
International Finance Corp.
7.80%, 06/03/2019*	INR 553,330,000	8,882,583
Israel Government Bond - Fixed
1.75%, 08/31/2025*	ILS 13,735,000	3,979,128
Metropolitan Transportation Authority
7.34%, 11/15/2039	$475,000	712,780
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,222,150
Mexican Bonos

	Principal Amount	Value
5.00%, 12/11/2019*	MXN 760,834	4,039,866
10.00%, 12/05/2024*	811,600	5,327,906
5.75%, 03/05/2026*	987,571	5,079,893
7.75%, 11/13/2042*	820,957	4,783,139
Mexico Government International Bond
4.00%, 10/02/2023	$1,116,000	1,166,834
3.60%, 01/30/2025	1,060,000	1,072,720
4.13%, 01/21/2026	915,000	951,142
Morocco Government International Bond
4.25%, 12/11/2022 (Acquired 07/22/2015 through 07/30/2015, Cost $504,474) (1)	495,000	518,216
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026	1,850,000	1,809,855
5.27%, 05/01/2027	3,500,000	4,117,995
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	316,949
5.95%, 06/15/2042	810,000	1,093,654
5.88%, 06/15/2044	500,000	688,680
New York State Dormitory Authority
5.05%, 09/15/2027	1,800,000	2,066,580
5.50%, 03/15/2030	2,000,000	2,373,680
3.88%, 07/01/2046	1,650,000	1,583,274
Norway Government Bond
4.50%, 05/22/2019 (Acquired 01/18/2017, Cost $7,935,305) (1)*	NOK 62,875,000	8,076,919
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	$400,000	417,000
Province of Manitoba Canada
3.05%, 05/14/2024	430,000	444,031
Province of Ontario Canada
1.20%, 02/14/2018	9,850,000	9,835,540
2.00%, 01/30/2019	6,880,000	6,920,069
2.50%, 09/10/2021	945,000	957,839
South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	903,082
Sri Lanka Government International Bond
6.20%, 05/11/2027 (Acquired 05/04/2017, Cost $400,000) (1)	400,000	399,363
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,226,917

	Principal Amount	Value
State of California
7.95%, 03/01/2036	4,085,000	4,660,413
State of Illinois
5.67%, 03/01/2018	3,100,000	3,150,685
5.10%, 06/01/2033	640,000	599,117
6.73%, 04/01/2035	70,000	70,640
7.35%, 07/01/2035	55,000	58,849
State of Texas
4.68%, 04/01/2040	410,000	483,435
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,839,968
Texas Public Finance Authority
8.25%, 07/01/2024	5,900,000	6,253,174
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2021 (2)	10,177,918	10,161,816
0.13%, 04/15/2022 (2)	5,474,730	5,447,477
0.63%, 01/15/2026 (2)	5,530,741	5,564,650
0.13%, 07/15/2026 (2)	34,296,434	33,073,184
0.38%, 01/15/2027 (2)	9,692,485	9,516,896
0.75%, 02/15/2045 (2)	14,989,304	14,057,989
0.88%, 02/15/2047 (2)	7,663,118	7,436,228
U.S. Treasury Note/Bond
0.50%, 07/31/2017	5,000,000	4,998,525
0.63%, 07/31/2017	22,055,000	22,050,611
0.75%, 04/30/2018	80,780,000	80,432,888
0.88%, 05/31/2018	16,750,000	16,691,107
0.63%, 06/30/2018	25,000,000	24,841,800
0.75%, 10/31/2018	15,235,000	15,117,767
1.25%, 04/30/2019	92,135,000	91,911,849
0.88%, 05/15/2019	34,710,000	34,390,009
1.25%, 05/31/2019	47,490,000	47,376,831
1.25%, 06/30/2019	14,270,000	14,231,542
1.38%, 04/30/2021	9,300,000	9,181,211
1.38%, 05/31/2021	19,150,000	18,883,700
2.00%, 08/31/2021	3,400,000	3,429,617
1.50%, 01/31/2022	20,990,000	20,671,057
1.88%, 04/30/2022	23,745,000	23,738,518

	Principal Amount	Value
1.75%, 05/31/2022	115,525,000	114,834,507
1.75%, 06/30/2022	142,410,000	141,475,506
2.13%, 02/29/2024 (5)	16,207,000	16,222,202
2.00%, 04/30/2024	131,200,000	130,180,182
2.00%, 05/31/2024	79,700,000	79,036,896
2.00%, 11/15/2026	44,737,000	43,627,299
2.25%, 02/15/2027	28,345,000	28,218,780
2.38%, 05/15/2027	9,385,000	9,445,486
3.00%, 05/15/2045 (5)	6,855,000	7,074,573
2.50%, 02/15/2046	12,560,000	11,710,730
2.50%, 05/15/2046	21,990,000	20,494,504
2.88%, 11/15/2046	18,635,000	18,769,675
3.00%, 05/15/2047	115,950,000	119,872,357
University of California
4.60%, 05/15/2031	2,800,000	3,083,500
4.13%, 05/15/2045	190,000	196,479
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2046	2,000,000	2,028,260

Total Government Related (Cost $1,399,751,555)		$1,399,793,019

Mortgage-Backed Obligations - 24.00%
225 Liberty Street Trust 2016-225L
3.60%, 02/12/2036 (Acquired 02/17/2016 through 06/27/2017, Cost $1,144,507) (1)	$1,115,000	$1,155,260
245 Park Avenue Trust 2017-245P
3.51%, 06/05/2037 (Acquired 06/26/2017, Cost $2,235,178) (1)	2,145,000	2,201,826
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	1,014,582	1,038,294
6.00%, 12/25/2033	289,101	290,077
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	764,314	779,212
5.50%, 08/25/2034	871,301	895,160
Alternative Loan Trust 2005-61
1.60%, 12/25/2035	82,344	70,499
Alternative Loan Trust 2006-HY12
3.16%, 08/25/2036	462,552	455,531
Alternative Loan Trust 2006-OA7
1.67%, 06/25/2046	20,220,899	18,591,877
BAMLL Commercial Mortgage Securities Trust 2012-PARK

	Principal Amount	Value
2.96%, 12/12/2030 (Acquired 06/09/2016 through 03/08/2017, Cost $1,910,219) (1)	1,860,000	1,893,541
BAMLL Commercial Mortgage Securities Trust 2015-ASTR
3.82%, 07/16/2037 (Acquired 06/27/2017, Cost $401,961) (1)	380,000	399,096
Banc of America Commercial Mortgage Trust 2007-3
5.87%, 06/10/2049	822,073	826,273
Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	483,490	484,138
6.27%, 02/10/2051	12,983,273	13,188,813
Banc of America Commercial Mortgage Trust 2008-1
6.51%, 02/10/2051	9,300,000	9,429,941
Banc of America Funding 2015-R7 Trust
1.61%, 09/26/2046 (Acquired 07/27/2015 through 09/25/2015, Cost $2,078,604) (1)	2,157,424	2,146,266
Banc of America Funding 2015-R8 Trust
1.53%, 11/27/2046 (Acquired 09/28/2015, Cost $3,017,575) (1)	3,184,405	3,168,582
BANK 2017-BNK5
3.08%, 06/17/2060 (Acquired 06/16/2017, Cost $628,027) (1)	785,000	624,251
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (Acquired 04/28/2017, Cost $289,918) (1)	287,991	291,373
Bear Stearns ALT-A Trust 2005-1
2.34%, 01/25/2035	6,750,000	5,860,582
Bear Stearns ALT-A Trust 2005-8
1.76%, 10/25/2035	570,373	532,220
Bear Stearns ARM Trust 2003-3
3.19%, 05/25/2033	962,143	970,490
BXP Trust 2017-GM
3.38%, 06/15/2039 (Acquired 06/21/2017 through 06/27/2017, Cost $8,630,490) (1)	8,385,000	8,419,060
CIM Trust
2.30%, 05/25/2057 (Acquired 05/24/2017, Cost $9,519,746)	9,522,704	9,512,276
3.05%, 10/25/2057 (Acquired 10/20/2016, Cost $7,551,092) (1)	7,587,143	7,616,159
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/12/2048	1,700,000	1,721,607
3.57%, 02/12/2048	430,000	438,509
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/12/2058	340,000	355,953
4.11%, 09/12/2058	350,000	368,500
Clavis Securities Plc
0.46%, 12/15/2032*	GBP 1,513,450	1,900,728
CLNS Trust 2017-IKPR

	Principal Amount	Value
1.80%, 06/11/2032 (Acquired 05/18/2017, Cost $315,000) (1)	$315,000	315,392
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (Acquired 04/27/2017, Cost $493,636) (1)	493,645	496,193
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (Acquired 01/22/2016, Cost $766,186) (1)	720,000	782,746
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/15/2046	1,830,000	1,952,185
COMM 2013-SFS Mortgage Trust
3.09%, 04/13/2035 (Acquired 06/02/2016, Cost $1,482,629) (1)	1,445,000	1,462,567
COMM 2014-277P Mortgage Trust
3.73%, 08/12/2049 (Acquired 05/10/2016, Cost $785,723) (1)	735,000	766,986
COMM 2014-LC15 Mortgage Trust
4.01%, 04/12/2047	1,250,000	1,327,447
COMM 2014-UBS2 Mortgage Trust
5.15%, 03/12/2047	800,000	828,974
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/12/2047	490,000	493,712
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	2,020,000	2,102,817
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/13/2048	905,000	937,242
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	541,223
4.29%, 07/12/2050	1,075,000	1,140,646
4.59%, 07/12/2050	440,000	442,892
COMM 2016-787S Mortgage Trust
3.55%, 02/12/2036 (Acquired 02/19/2016, Cost $779,221) (1)	760,000	782,167
Commercial Mortgage Asset Trust
6.25%, 01/17/2032 (Acquired 06/21/2017, Cost $3,546,567) (1)	3,524,579	3,542,202
Commercial Mortgage Pass Through Certificates
3.65%, 02/12/2049	391,447	395,895
Cosmopolitan Hotel Trust 2016-COSMO
3.26%, 11/15/2033 (Acquired 11/04/2016, Cost $641,000) (1)	641,000	645,816
4.66%, 11/15/2033 (Acquired 11/04/2016, Cost $836,000) (1)	836,000	846,421
5.81%, 11/15/2033 (Acquired 11/04/2016, Cost $1,234,000) (1)	1,234,000	1,253,694

	Principal Amount	Value
Countrywide Asset-Backed Certificates
2.02%, 11/25/2035	3,019,389	2,996,012
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033	155,406	160,609
Credit Suisse Mortgage Capital Certificates
3.64%, 11/17/2034 (Acquired 12/04/2015 through 11/15/2016, Cost $5,082,402) (1)	4,860,000	5,100,539
3.94%, 11/17/2034 (Acquired 12/04/2015, Cost $570,753) (1)	560,000	586,974
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/2057	1,630,000	1,673,484
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	833,600
CSAIL 2017-C8 Commercial Mortgage Trust
3.39%, 06/17/2050	2,405,000	2,445,128
CWALT, Inc. 2007-OA2
1.35%, 03/25/2047	15,909,502	12,961,996
DBCG 2017-BBG Mortgage Trust
1.80%, 06/16/2034 (Acquired 06/14/2017, Cost $2,645,000) (1)	2,645,000	2,648,835
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
1.62%, 04/25/2035	1,452,861	1,332,517
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/12/2035 (Acquired 09/15/2015 through 06/27/2017, Cost $3,234,393) (1)	3,110,000	3,227,189
Eurosail-UK 2007-5np Plc
1.06%, 09/13/2045*	GBP 13,616,612	16,371,999
Fannie Mae Connecticut Avenue Securities
5.77%, 02/25/2025	$2,005,135	2,165,993
3.37%, 09/25/2028	392,027	397,633
2.57%, 01/25/2029	234,049	235,961
2.52%, 04/25/2029	2,188,173	2,218,518
2.52%, 05/25/2029	276,700	278,669
4.77%, 07/25/2029	505,000	533,305
2.37%, 09/25/2029	1,045,663	1,055,003
4.87%, 09/25/2029	1,710,000	1,814,384
4.22%, 10/25/2029	410,000	421,048
4.07%, 11/26/2029	2,050,000	2,078,813
Fannie Mae Pool
3.68%, 10/01/2021	1,162,762	1,230,818
2.28%, 11/01/2022	1,612,376	1,619,507
2.81%, 04/01/2025	980,000	988,742

	Principal Amount	Value
3.89%, 08/01/2025	1,470,000	1,584,711
2.74%, 03/01/2026	1,535,000	1,535,484
4.59%, 08/01/2026	1,147,551	1,264,363
2.50%, 09/01/2026	7,537,738	7,621,580
3.40%, 11/01/2026	2,793,961	2,910,261
4.19%, 11/01/2026	1,176,101	1,279,644
3.47%, 12/01/2026	2,982,172	3,106,438
3.22%, 01/01/2027	3,565,000	3,661,403
3.22%, 01/01/2027	3,565,000	3,661,403
2.96%, 05/01/2027	2,214,266	2,229,920
4.00%, 05/01/2027	1,445,112	1,520,637
3.00%, 07/15/2027 (3)	10,615,000	10,892,815
3.28%, 02/01/2028	2,355,000	2,417,038
2.91%, 04/01/2028	2,014,912	2,015,675
2.82%, 05/01/2028	2,242,417	2,231,624
2.68%, 08/01/2028	4,220,000	4,095,716
3.00%, 10/01/2028	588,798	604,644
3.24%, 06/01/2029	5,420,000	5,535,309
3.24%, 06/01/2029	5,580,000	5,698,713
4.00%, 07/01/2029	1,526,000	1,607,563
3.00%, 05/01/2030	299,416	307,474
2.50%, 07/01/2030	1,526,476	1,539,572
2.50%, 07/01/2030	865,200	872,625
2.50%, 08/01/2030	2,221,727	2,240,794
3.55%, 08/01/2030	1,548,453	1,616,389
3.00%, 09/01/2030	3,541,974	3,637,294
3.00%, 12/01/2030	1,227,189	1,260,215
3.43%, 02/01/2031	2,755,000	2,843,238
2.97%, 05/01/2031	2,925,000	2,881,070
2.50%, 10/01/2031	121,229	122,004
2.50%, 11/01/2031	1,705,400	1,715,107
2.50%, 12/01/2031	6,299,170	6,335,027
2.50%, 02/01/2032	3,834,479	3,856,306
2.50%, 02/01/2032	6,345,246	6,381,365
2.50%, 06/01/2032	10,315,000	10,373,716
3.00%, 06/01/2032	2,637,184	2,708,155
3.00%, 04/01/2033	12,076	12,117

	Principal Amount	Value
3.00%, 06/01/2033	19,462	19,527
3.00%, 10/01/2033	3,018,986	3,089,845
6.00%, 03/01/2034	3,118,313	3,561,916
5.50%, 05/01/2034	2,637,811	2,954,983
5.50%, 07/01/2034	650,135	728,527
5.00%, 07/01/2035	1,256,273	1,386,943
4.50%, 11/01/2035	538,089	579,384
5.00%, 02/01/2036	2,118,140	2,325,200
6.00%, 06/01/2036	20,762	23,580
5.50%, 07/01/2036	252,841	283,224
3.00%, 11/01/2036	2,239,443	2,277,556
3.00%, 11/01/2036	2,537,837	2,581,029
3.00%, 11/01/2036	307,237	312,466
3.00%, 12/01/2036	395,582	401,703
6.00%, 07/01/2038	2,090,496	2,388,757
6.00%, 10/01/2038	130,377	148,302
5.50%, 12/01/2039	537,133	598,437
5.50%, 03/01/2040	3,023,525	3,386,761
5.00%, 05/01/2040	52,297	57,084
6.50%, 05/01/2040	758,390	861,396
5.00%, 06/01/2040	16,690	18,243
4.00%, 07/01/2040 (3)	59,580,000	62,619,509
4.50%, 08/01/2040	155,506	168,162
4.50%, 08/15/2040 (3)	39,580,000	42,396,952
4.50%, 09/01/2040	60,181	65,071
4.00%, 11/01/2040	517,882	546,780
4.00%, 11/01/2040	140,079	147,898
4.50%, 11/01/2040	3,822,364	4,133,954
4.00%, 12/01/2040	343,608	362,713
4.00%, 01/01/2041	256,426	270,625
4.50%, 01/01/2041	37,776	40,857
4.00%, 02/01/2041	260,676	275,203
4.00%, 02/01/2041	850,825	898,121
4.00%, 02/01/2041	1,134,055	1,197,657
4.50%, 02/01/2041	534,227	577,543
5.00%, 02/01/2041	1,346,773	1,471,095
5.50%, 06/01/2041	581,067	654,071

	Principal Amount	Value
5.00%, 07/01/2041	1,541,852	1,687,517
3.50%, 07/15/2041 (3)	35,495,000	36,445,056
4.50%, 08/01/2041	64,657	69,910
5.00%, 08/01/2041	566,821	619,983
4.00%, 09/01/2041	510,758	538,996
4.50%, 11/01/2041	1,099,161	1,186,999
4.00%, 01/01/2042	73,025	77,033
4.00%, 01/01/2042	4,431,844	4,675,663
4.00%, 02/01/2042	120,717	127,343
5.50%, 02/01/2042	1,575,582	1,752,496
5.50%, 02/01/2042	2,351,264	2,616,263
5.00%, 03/01/2042	875,693	958,998
3.50%, 06/01/2042	147,666	152,390
3.50%, 06/01/2042	93,690	96,680
3.50%, 07/01/2042	124,554	128,530
3.50%, 07/01/2042	958,407	988,897
3.00%, 07/15/2042 (3)	10,830,000	10,813,078
3.50%, 08/01/2042	251,892	259,912
2.50%, 12/01/2042	350,156	339,016
3.50%, 12/01/2042	2,631,396	2,715,629
3.50%, 12/01/2042	1,564,574	1,612,522
2.50%, 01/01/2043	1,060,426	1,026,637
2.50%, 01/01/2043	5,248,702	5,081,761
3.00%, 01/01/2043	17,348	17,369
3.50%, 01/01/2043	392,733	405,290
3.00%, 02/01/2043	991,593	992,820
3.00%, 02/01/2043	21,568	21,595
3.00%, 03/01/2043	165,596	165,802
3.00%, 03/01/2043	17,460	17,482
3.00%, 03/01/2043	33,313	33,354
3.50%, 03/01/2043	1,633,533	1,685,777
2.50%, 04/01/2043	469,466	454,538
3.00%, 04/01/2043	1,112,361	1,116,829
3.00%, 04/01/2043	18,740	18,763
3.50%, 04/01/2043	129,964	133,904
3.00%, 05/01/2043	862,208	865,633
3.50%, 05/01/2043	653,794	674,649

	Principal Amount	Value
3.00%, 06/01/2043	16,351,792	16,414,888
3.50%, 06/01/2043	1,217,138	1,253,226
3.50%, 06/01/2043	204,248	210,855
3.50%, 06/01/2043	2,692,293	2,774,158
3.50%, 07/01/2043	155,298	159,755
3.50%, 07/01/2043	253,255	261,447
3.00%, 08/01/2043	240,876	239,909
3.00%, 08/01/2043	431,489	432,024
3.00%, 08/01/2043	11,265,278	11,308,154
3.50%, 08/01/2043	173,969	179,244
3.50%, 09/01/2043	703,115	725,962
4.00%, 09/01/2043	2,855,482	3,004,821
5.50%, 10/01/2043	990,164	1,118,852
4.00%, 12/01/2043	5,412,960	5,694,560
3.50%, 01/01/2044	254,373	262,484
3.00%, 02/01/2044	49,800	49,600
3.50%, 03/01/2044	326,976	337,856
4.50%, 06/01/2044	898,252	964,632
3.50%, 07/01/2044	1,267,335	1,304,175
4.50%, 08/01/2044	1,047,265	1,124,504
3.00%, 09/01/2044	91,368	91,482
5.00%, 11/01/2044	5,044,655	5,534,625
4.50%, 02/01/2045	974,425	1,046,312
3.00%, 04/01/2045	43,064	42,891
3.50%, 04/01/2045	2,378,650	2,443,819
3.00%, 05/01/2045	840,598	843,985
3.00%, 05/01/2045	1,834,026	1,836,866
3.50%, 05/01/2045	3,095,389	3,180,194
3.50%, 05/01/2045	1,354,753	1,397,442
3.50%, 06/01/2045	4,035,588	4,146,152
4.50%, 06/01/2045	541,791	590,178
3.00%, 07/01/2045	1,279,431	1,279,069
3.00%, 07/01/2045	8,253,275	8,276,272
3.50%, 07/01/2045	4,010,129	4,127,686
4.00%, 07/01/2045	1,637,781	1,722,163
5.00%, 07/01/2045	1,094,240	1,196,474
4.00%, 09/01/2045	190,814	200,645

	Principal Amount	Value
4.00%, 09/01/2045	254,798	267,926
3.50%, 10/01/2045	546,654	562,700
4.00%, 10/01/2045	2,854,425	3,001,491
3.50%, 11/01/2045	7,474,754	7,679,542
3.50%, 12/01/2045	2,066,411	2,123,025
4.00%, 12/01/2045	1,702,785	1,798,467
4.00%, 12/01/2045	249,269	263,272
3.50%, 01/01/2046	142,835	146,748
4.50%, 02/01/2046	4,710,279	5,057,570
4.00%, 03/01/2046	2,251,853	2,384,112
4.50%, 03/01/2046	3,218,500	3,451,389
3.50%, 04/01/2046	4,563,270	4,688,292
3.50%, 05/01/2046	1,337,343	1,376,706
3.50%, 06/01/2046	3,671,918	3,790,627
3.00%, 08/01/2046	164,184	163,524
3.00%, 09/01/2046	197,384	196,591
3.50%, 09/01/2046	10,105,851	10,382,725
4.00%, 09/01/2046	154,874	162,853
4.50%, 09/01/2046	6,803,174	7,297,350
3.00%, 10/01/2046	9,461,545	9,459,381
3.00%, 11/01/2046	2,189,661	2,187,784
3.00%, 11/01/2046	2,673,155	2,676,970
3.00%, 11/01/2046	1,491,364	1,493,492
3.00%, 11/01/2046	3,536,840	3,536,031
3.00%, 11/01/2046	1,126,911	1,128,520
3.00%, 11/01/2046	6,829,944	6,828,382
3.00%, 12/01/2046	5,689,239	5,697,357
3.00%, 12/01/2046	1,773,219	1,771,699
3.50%, 12/01/2046	3,133,321	3,219,166
3.00%, 01/01/2047	3,659,225	3,666,880
3.50%, 01/01/2047	11,074,372	11,377,780
3.50%, 02/01/2047	2,091,100	2,148,391
3.50%, 04/01/2047	6,675,083	6,857,963
4.00%, 04/01/2047	7,130,660	7,498,047
4.50%, 04/01/2047	38,739,149	41,539,641
4.50%, 04/01/2047	3,655,232	3,920,217
3.50%, 07/01/2047	6,385,000	6,559,932

	Principal Amount	Value
Fannie Mae REMICS
1.72%, 05/25/2046	3,833,397	3,836,731
1.72%, 09/25/2046	1,720,084	1,734,828
1.72%, 09/25/2046	1,372,803	1,388,908
1.67%, 10/25/2046	801,394	806,413
1.67%, 11/25/2046	1,615,832	1,626,829
1.72%, 11/25/2046	930,692	939,805
1.72%, 01/25/2047	258,457	260,732
1.67%, 03/25/2047	971,339	979,011
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series 200
5.40%, 12/13/2028 (Acquired 11/15/2016, Cost $558,463) (1)	508,362	556,929
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,883,739	1,895,110
3.00%, 03/01/2031	1,170,428	1,202,694
2.50%, 12/01/2031	9,702,135	9,760,699
8.00%, 04/01/2032	310,001	379,897
4.00%, 08/15/2040 (3)	2,250,000	2,361,621
4.50%, 08/15/2040 (3)	2,020,000	2,160,576
5.50%, 08/01/2041	10,375,527	11,716,293
5.00%, 11/01/2041	1,605,853	1,759,875
5.00%, 03/01/2042	560,716	620,926
4.50%, 07/01/2042	1,055,409	1,133,975
3.00%, 02/01/2043	1,071,639	1,075,737
3.00%, 02/01/2043	115,554	114,858
3.00%, 03/01/2043	19,527	19,410
3.00%, 03/01/2043	42,594	42,337
3.50%, 10/01/2043	1,181,835	1,219,121
3.50%, 01/01/2044	1,391,922	1,435,815
4.50%, 05/01/2044	589,040	637,899
4.00%, 01/01/2045	2,902,260	3,087,578
4.50%, 06/01/2045	1,039,419	1,138,221
4.00%, 07/01/2045	981,388	1,032,753
3.50%, 10/01/2045	16,193,489	16,734,732
4.00%, 11/01/2045	18,130,372	19,079,306
4.00%, 12/01/2045	6,112,857	6,493,906
4.50%, 02/01/2046	1,044,021	1,143,211
3.50%, 03/01/2046	2,392,437	2,472,453

	Principal Amount	Value
3.50%, 03/01/2046	10,212,717	10,497,090
3.50%, 04/01/2046	1,081,702	1,111,822
3.50%, 05/01/2046	9,484,972	9,749,082
3.50%, 05/01/2046	868,132	893,609
4.00%, 05/01/2046	8,972,711	9,442,338
4.50%, 05/01/2046	1,117,264	1,223,417
3.00%, 06/01/2046	9,876,100	9,859,597
3.50%, 06/01/2046	11,088,276	11,397,029
4.50%, 06/01/2046	1,330,783	1,453,482
3.00%, 08/01/2046	11,801,456	11,781,737
3.50%, 08/01/2046	19,210,110	19,745,016
3.50%, 08/01/2046	15,226,744	15,735,098
3.00%, 09/01/2046	2,549,973	2,545,712
3.00%, 10/01/2046	7,811,139	7,798,087
3.00%, 11/01/2046	3,644,833	3,638,743
3.50%, 11/01/2046	3,768,380	3,873,310
3.00%, 12/01/2046	2,560,193	2,555,915
3.50%, 12/01/2046	1,939,716	1,993,728
3.00%, 01/01/2047	12,402,181	12,381,458
3.50%, 01/01/2047	2,211,136	2,272,705
3.00%, 02/01/2047	8,782,537	8,767,862
3.50%, 02/01/2047	1,871,422	1,923,532
4.50%, 02/01/2047	935,084	1,027,011
3.00%, 03/01/2047	6,455,392	6,444,606
3.50%, 04/01/2047	8,887,612	9,135,088
Freddie Mac Multifamily Structured Pass Through Certificates
3.51%, 04/25/2030	1,415,000	1,469,472
Freddie Mac REMICS
1.66%, 04/15/2046	759,407	765,578
1.66%, 08/15/2046	113,451	114,502
1.66%, 09/15/2046	1,246,197	1,259,492
1.61%, 10/15/2046	416,830	419,576
1.66%, 10/15/2046	649,580	656,186
1.66%, 10/15/2046	385,256	389,410
1.61%, 01/15/2047	894,905	900,522
1.66%, 01/15/2047	920,353	929,243
1.66%, 02/15/2047	591,474	597,315

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
3.42%, 02/26/2024	593,564	610,197
2.87%, 04/25/2024	2,217,550	2,252,900
3.62%, 08/26/2024	43,951	44,144
3.87%, 10/25/2024	1,385,542	1,396,260
3.62%, 01/27/2025	159,310	160,014
3.42%, 03/25/2025	778,526	787,540
3.17%, 05/27/2025	2,680,000	2,730,691
3.07%, 10/25/2027	950,000	974,393
3.82%, 12/27/2027	1,946,718	1,994,477
3.87%, 03/27/2028	583,594	598,337
4.07%, 04/25/2028	5,138,209	5,321,901
4.02%, 05/25/2028	504,553	522,389
4.12%, 07/25/2028	325,000	338,347
3.22%, 12/26/2028	955,000	978,853
2.02%, 03/26/2029	580,201	581,498
5.07%, 03/26/2029	673,000	728,369
2.42%, 07/25/2029	371,246	376,137
4.47%, 07/25/2029	390,000	406,831
4.77%, 08/27/2029	2,190,000	2,315,024
4.67%, 10/25/2029	720,000	760,391
1.96%, 12/26/2029	380,000	381,375
3.81%, 12/26/2029	250,000	250,468
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2019 (Acquired 07/13/2015, Cost $1,244,806) (1)	1,250,000	1,268,241
Ginnie Mae I Pool
7.50%, 08/15/2033	470,969	550,080
5.00%, 09/15/2039	65,599	72,769
5.00%, 10/15/2039	534,762	587,199
5.00%, 12/15/2039	764,659	840,181
5.00%, 02/15/2040	99,947	111,842
5.00%, 02/15/2040	99,947	111,793
5.00%, 06/15/2040	305,940	336,242
4.50%, 05/15/2041	737,755	827,148
5.00%, 09/15/2041	197,115	219,836
3.00%, 10/15/2042	280,563	284,516
3.00%, 12/15/2042	44,274	44,898

	Principal Amount	Value
3.50%, 12/15/2042	15,021	15,643
3.50%, 01/15/2043	20,892	21,761
3.00%, 05/15/2043	152,096	154,240
3.00%, 06/15/2043	13,878	14,072
3.00%, 06/15/2043	13,844	14,038
3.50%, 10/15/2043	88,362	92,032
5.00%, 07/15/2044	277,922	308,916
4.50%, 09/15/2045	278,871	300,510
Ginnie Mae II Pool
5.00%, 05/20/2040	309,988	340,943
5.00%, 06/20/2040	163,389	180,661
5.00%, 08/20/2040	125,506	137,834
5.00%, 09/20/2040	104,124	114,382
4.50%, 07/15/2041 (3)	24,170,000	25,681,551
4.00%, 07/15/2042 (3)	38,480,000	40,488,175
3.00%, 07/20/2042	581,295	589,369
3.50%, 08/20/2042	28,746	29,894
3.50%, 09/20/2042	4,917,990	5,114,415
2.50%, 10/20/2042	814,508	798,564
2.50%, 12/20/2042	266,692	261,472
3.50%, 12/20/2042	11,735	12,204
3.00%, 01/20/2043	876,658	888,834
3.50%, 02/20/2043	31,974	33,251
3.50%, 05/20/2043	15,259	15,868
2.50%, 06/20/2043	332,251	325,747
3.50%, 09/20/2043	214,777	223,356
3.50%, 10/20/2044	76,037	79,183
3.00%, 12/20/2044	976,403	987,251
3.50%, 12/20/2044	17,600	18,254
5.00%, 12/20/2044	406,933	456,403
2.50%, 01/20/2045	2,270,906	2,223,105
3.50%, 03/20/2045	745,921	773,250
3.50%, 05/20/2045	24,966	25,929
5.50%, 06/20/2045	450,543	495,195
3.00%, 07/15/2045 (3)	10,710,000	10,817,100
3.50%, 07/15/2045 (3)	21,930,000	22,709,543
3.50%, 07/20/2045	966,874	1,002,298

	Principal Amount	Value
4.00%, 09/20/2045	312,596	329,176
3.50%, 10/20/2045	169,210	175,745
3.50%, 10/20/2045	127,541	132,455
4.00%, 10/20/2045	2,213,022	2,330,400
4.00%, 11/20/2045	1,218,419	1,283,043
4.00%, 12/20/2045	7,438,703	7,833,250
3.00%, 01/20/2046	1,195,649	1,208,871
3.50%, 01/20/2046	3,524,520	3,653,653
4.50%, 01/20/2046	1,289,797	1,371,180
3.50%, 02/20/2046	990,296	1,029,578
3.50%, 02/20/2046	1,989,259	2,066,500
3.50%, 03/20/2046	3,411,555	3,536,549
3.50%, 04/20/2046	4,097,355	4,247,475
3.00%, 05/20/2046	120,882	122,510
3.00%, 05/20/2046	42,633	43,149
3.50%, 05/20/2046	119,953	124,665
3.50%, 05/20/2046	24,522	25,485
3.50%, 05/20/2046	22,260	23,134
3.50%, 05/20/2046	10,434,214	10,816,506
4.00%, 05/20/2046	2,130,659	2,243,669
3.00%, 06/20/2046	218,044	220,580
3.50%, 06/20/2046	132,664	137,863
3.00%, 07/20/2046	279,996	283,409
3.00%, 07/20/2046	197,141	199,522
3.00%, 07/20/2046	205,220	207,712
3.00%, 07/20/2046	71,589	72,455
3.00%, 07/20/2046	384,807	389,479
3.00%, 07/20/2046	111,242	112,741
3.00%, 08/20/2046	169,107	171,386
3.00%, 08/20/2046	90,044	91,108
3.00%, 08/20/2046	146,106	147,979
3.00%, 08/20/2046	1,501,168	1,517,768
3.00%, 09/20/2046	91,242	92,411
3.00%, 09/20/2046	90,577	91,647
3.50%, 09/20/2046	1,350,579	1,400,062
2.50%, 10/20/2046	731,491	712,836
3.00%, 10/20/2046	3,954,736	3,998,470

	Principal Amount	Value
3.00%, 11/20/2046	1,978,157	2,000,033
3.00%, 12/20/2046	11,808,444	11,939,030
3.50%, 12/20/2046	8,039,172	8,333,713
3.50%, 01/20/2047	11,870,774	12,305,698
4.00%, 01/20/2047	4,000,460	4,213,609
4.50%, 02/20/2047	3,858,226	4,102,843
3.00%, 03/20/2047	2,383,109	2,409,463
4.50%, 03/20/2047	7,805,892	8,302,252
3.50%, 04/20/2047	5,289,031	5,482,811
4.00%, 04/20/2047	7,258,497	7,657,856
4.50%, 04/20/2047	12,172,973	12,951,391
4.00%, 05/20/2047	9,003,875	9,502,038
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,638,786	118,338
3.50%, 05/20/2043 IO	368,947	71,462
GS Mortgage Securities Corp. Trust 2013-NYC5
3.77%, 01/10/2030 (Acquired 08/20/2015, Cost $331,165) (1)	330,000	332,430
GS Mortgage Securities Trust 2011-GC3
5.82%, 03/11/2044 (Acquired 09/11/2015, Cost $361,836) (1)	340,000	354,433
GS Mortgage Securities Trust 2011-GC5
5.57%, 08/10/2044 (Acquired 01/25/2016, Cost $219,631) (1)	220,000	215,991
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/13/2048	540,000	554,422
3.91%, 10/13/2048	170,000	175,057
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/12/2049	935,000	931,681
GSCCRE Commercial Mortgage Trust 2015-HULA
5.53%, 08/16/2032 (Acquired 01/18/2017, Cost $1,939,832) (1)	1,936,000	1,945,662
Hospitality Mortgage Trust
1.94%, 05/08/2030 (Acquired 05/10/2017, Cost $510,000) (1)	510,000	510,562
2.27%, 05/10/2030 (Acquired 05/10/2017, Cost $405,000) (1)	405,000	405,484
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.49%, 08/25/2037	7,435,929	6,370,086
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.67%, 01/12/2043	4,542,763	4,576,126
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015 through 09/18/2015, Cost $2,347,796) (1)	2,195,000	2,286,361

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
3.91%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (1)	250,000	251,558
5.66%, 07/15/2036 (Acquired 09/28/2015 through 02/23/2016, Cost $884,441) (1)	887,000	895,846
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032 (Acquired 10/07/2015, Cost $564,763) (1)	590,000	586,031
JP Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM
2.96%, 10/06/2028 (Acquired 02/04/2016, Cost $829,195) (1)	830,000	831,760
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
2.87%, 08/15/2049	3,300,000	3,232,870
3.40%, 08/15/2049	565,000	553,505
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/09/2038 (Acquired 06/28/2017, Cost $1,185,656) (1)	1,200,000	1,176,596
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
4.14%, 10/05/2031 (Acquired 10/13/2016, Cost $609,908) (1)	602,000	611,976
3.55%, 10/07/2031 (Acquired 10/13/2016, Cost $404,607) (1)	394,000	402,307
JP Morgan Resecuritization Trust Series 2014-6
1.23%, 07/27/2046 (Acquired 08/18/2015 through 09/18/2015, Cost $2,338,672) (1)	2,442,730	2,401,078
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	1,945,000	2,035,123
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/19/2048	1,200,000	1,174,415
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	3,795,000	3,982,233
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/17/2048	5,065,000	5,308,083
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%, 03/17/2050	2,105,000	2,199,127
LB-UBS Commercial Mortgage Trust 2006-C1
5.28%, 02/15/2041	3,696,546	3,698,111
LB-UBS Commercial Mortgage Trust 2007-C7
6.50%, 09/15/2045	485,951	491,620
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.01%, 04/25/2029	1,409,433	1,385,738
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (Acquired 08/15/2016, Cost $509,291) (1)	506,375	507,329
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (Acquired 06/12/2017, Cost $938,588) (1)	930,000	929,535

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/16/2046	1,096,125	1,096,518
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/16/2047	974,000	1,020,229
4.46%, 08/16/2047	1,140,000	1,200,053
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 08/16/2047	45,000	47,254
4.50%, 05/15/2048	85,000	86,771
4.50%, 05/15/2048	55,000	53,205
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/17/2049	3,220,000	3,141,682
Morgan Stanley Capital I Trust 2017-H1
3.53%, 06/17/2050	2,750,000	2,830,448
4.28%, 06/17/2050	555,000	561,099
Morgan Stanley Resecuritization Trust 2013-R10
3.14%, 01/26/2051 (Acquired 07/24/2015, Cost $1,079,846) (1)	1,072,038	1,067,532
MortgageIT Trust 2005-2
1.88%, 05/25/2035	742,458	700,653
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036	16,418,429	8,132,051
Nomura Resecuritization Trust 2015-7R
3.14%, 08/26/2036 (Acquired 08/20/2015, Cost $1,667,608) (1)	1,651,285	1,650,415
Olympic Tower 2017-OT Mortgage Trust
3.57%, 05/12/2039 (Acquired 06/26/2017, Cost $2,244,644) (1)	2,145,000	2,211,536
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (Acquired 02/15/2017, Cost $2,036,274) (1)	1,980,000	2,059,958
Palisades Center Trust 2016-PLSD
2.71%, 04/14/2033 (Acquired 04/20/2016, Cost $640,000) (1)	640,000	643,036
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/13/2032 (Acquired 01/19/2016 through 05/03/2016, Cost $1,655,484) (1)	1,565,000	1,656,043
Resource Capital Corp. 2017-CRE5 Ltd.
1.89%, 07/15/2034 (Acquired 06/26/2017, Cost $13,500,000) (1)(8)	13,500,000	13,500,000
3.09%, 07/15/2034 (Acquired 06/26/2017, Cost $3,400,000) (1)(8)	3,400,000	3,400,000
Rosslyn Portfolio Trust 2017-ROSS
2.11%, 06/15/2033 (Acquired 06/21/2017, Cost $15,800,000) (1)	15,800,000	15,799,684
Seasoned Credit Risk Transfer Trust Series 2017-1
3.00%, 09/25/2055 (Acquired 12/16/2016, Cost $348,205) (1)	375,000	362,670

	Principal Amount	Value
Sequoia Mortgage Trust 2003-2
1.87%, 06/20/2033	1,154,831	1,156,488
Sequoia Mortgage Trust 2004-9
2.15%, 10/20/2034	2,440,309	2,353,520
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/08/2043 (Acquired 05/03/2016, Cost $1,331,069) (1)	1,375,000	1,360,619
Southern Pacific Securities 06-1 Plc
0.59%, 03/10/2044*	GBP 3,937,440	5,077,670
Starwood Retail Property Trust 2014-STAR
3.63%, 11/15/2027 (Acquired 07/22/2015 through 09/08/2015, Cost $2,205,812) (1)	$2,206,000	2,183,412
Structured Adjustable Rate Mortgage Loan Trust
3.30%, 03/25/2034	864,116	873,342
Structured Asset Mortgage Investments Trust 2003-AR3
1.89%, 11/19/2033	1,147,120	1,100,021
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $371,783) (1)	371,691	376,086
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (Acquired 09/25/2015, Cost $446,116) (1)	446,268	449,663
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (Acquired 10/23/2015, Cost $414,210) (1)	413,598	416,783
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (Acquired 03/18/2016, Cost $379,263) (1)	379,663	382,491
3.00%, 02/25/2055 (Acquired 03/18/2016, Cost $469,837) (1)	469,654	473,557
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (Acquired 05/20/2016, Cost $308,319) (1)	308,319	310,399
Towd Point Mortgage Trust 2016-3
2.25%, 08/25/2055 (Acquired 07/22/2016, Cost $500,126) (1)	500,802	499,284
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (Acquired 09/27/2016, Cost $973,908) (1)	970,058	965,814
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (Acquired 12/07/2016, Cost $3,246,592) (1)	3,248,239	3,251,291
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.06%, 05/11/2063 (Acquired 10/21/2016, Cost $1,135,335) (1)	1,135,000	1,088,769
5.06%, 05/11/2063 (Acquired 07/24/2015, Cost $2,759,903) (1)(6)(8)	2,750,000	2,272,650
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	13,510,569	13,795,912
Wachovia Bank Commercial Mortgage Trust Series 2007-C33

	Principal Amount	Value
6.17%, 02/15/2051	10,139,578	10,320,476
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.27%, 05/15/2046	455,129	455,455
5.68%, 05/17/2046	348,225	347,949
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
2.00%, 01/25/2045	222,699	206,152
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
1.54%, 08/25/2045	3,075,924	3,046,632
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
1.51%, 10/25/2045	3,342,609	3,314,759
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
1.48%, 11/25/2045	4,312,491	4,138,535
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
1.57%, 12/25/2045	1,595,471	1,538,175
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
1.55%, 01/25/2045	7,826,980	7,625,315
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
1.68%, 07/25/2045	765,378	752,966
Wells Fargo Commercial Mortgage Trust 2014-TISH
3.41%, 02/15/2027 (Acquired 11/14/2016, Cost $1,393,494) (1)	1,399,000	1,434,873
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	1,280,000	1,329,856
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/17/2049	1,135,000	1,130,720
Wells Fargo Commercial Mortgage Trust 2017-C38
3.67%, 07/15/2050	1,315,000	1,345,416
WFRBS Commercial Mortgage Trust 2011-C2
5.79%, 02/18/2044 (Acquired 09/02/2015 through 08/04/2016, Cost $2,267,190) (1)	2,130,000	2,160,073
WFRBS Commercial Mortgage Trust 2011-C5
5.86%, 11/18/2044 (Acquired 01/26/2016, Cost $119,742) (1)	115,000	122,474
WFRBS Commercial Mortgage Trust 2012-C7
4.98%, 06/16/2045 (Acquired 11/23/2015 through 12/03/2015, Cost $354,090) (1)	360,000	297,592
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/17/2046	320,000	334,191
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047	329,000	350,301
WFRBS Commercial Mortgage Trust 2014-C22

	Principal Amount	Value
4.07%, 09/17/2057	4,250,000	4,454,685

Total Mortgage-Backed Obligations (Cost $1,544,917,407)		$1,541,335,468

Total Bonds & Notes (Cost $6,081,095,442)		$6,114,433,498

Bank Loans - 2.26%
Altice Financing SA
3.91%, 07/15/2025	$2,835,000	$2,825,248
Altice US Finance I Corp.
3.47%, 07/28/2025	3,240,000	3,207,600
American Axle & Manufacturing, Inc.
3.28%, 04/08/2024	3,242,100	3,209,679
Americold Realty Operating Partnership LP
4.98%, 12/01/2022	657,515	666,556
Ancestry.com Operations, Inc.
4.34%, 10/19/2023	2,499,750	2,508,074
Aramark Services, Inc.
3.23%, 03/28/2024	3,419,430	3,436,527
Ascend Learning LLC
4.45%, 07/29/2024	100,000	100,000
Asurion LLC
8.73%, 03/03/2021	1,175,000	1,179,406
4.48%, 08/04/2022	2,167,100	2,175,899
4.23%, 11/03/2023	464,989	467,314
Avolon T/L B-2
3.96%, 03/20/2022	4,731,000	4,758,676
BWAY Corp.
4.33%, 04/03/2024	3,000,000	2,998,380
CenturyLink, Inc.
1.38%, 01/31/2025	6,255,000	6,180,315
Change Healthcare Holdings LLC
3.98%, 03/01/2024	4,012,388	4,010,702
Charter Communications Operating LLC
3.23%, 07/01/2020	1,902,754	1,907,759
3.23%, 01/03/2021	2,023,972	2,029,031
3.48%, 01/15/2024	3,249,180	3,259,545
CHI Doors Holdings Corp.
4.48%, 07/29/2022	2,415,279	2,401,198

	Principal Amount	Value
Colorado Buyer, Inc.
4.17%, 05/01/2024	1,125,000	1,126,406
Columbus Mckinnon T/L
4.30%, 01/31/2024	208,326	209,368
CommScope, Inc.
3.30%, 12/29/2022	4,400,968	4,413,820
DigitalGlobe, Inc.
3.98%, 01/15/2024	348,250	348,250
Eastern Power LLC
5.23%, 09/24/2021	1,275,000	1,268,306
Energ Future DIP Delayed Draw
4.20%, 06/01/2024	4,470,000	4,481,175
Energy Future DIP
4.20%, 06/26/2018	1,485,000	1,488,713
Envision Healthcare Corp.
4.30%, 12/01/2023	795,000	798,180
ExamWorks Group, Inc.
4.48%, 07/27/2023	1,091,764	1,095,181
FinCo I LLC
2.75%, 06/02/2022	400,000	402,168
First Data Corp.
2.25%, 07/08/2022	2,512,083	2,506,983
Flex Acquisition Co., Inc.
4.55%, 12/29/2023	825,000	826,889
HCA, Inc.
3.48%, 02/15/2024	3,280,536	3,295,396
Hilton Worldwide Finance LLC
3.22%, 10/25/2023	10,541,733	10,569,247
HUB International Ltd.
4.42%, 10/02/2020	1,943,087	1,946,935
Hyland Software, Inc.
4.00%, 07/01/2022	1,280,000	1,287,040
Intelsat Jackson Holdings SA
4.00%, 06/28/2019	420,000	416,128
JBS USA LUX SA
5.75%, 10/31/2022	3,338,000	3,251,212
Jo-Ann Stores

	Principal Amount	Value
6.39%, 10/20/2023	173,065	172,127
Kloeckner Pentaplast of America, Inc.
5.45%, 06/29/2022	2,390,000	2,363,113
4.75%, 07/31/2022*	EUR 100,000	113,501
Kronos, Inc./MA
4.68%, 11/01/2023	$1,752,850	1,763,367
Level 3 Financing, Inc.
3.47%, 02/22/2024	11,350,000	11,371,338
Lions Gate Entertainment Corp.
4.23%, 12/08/2023	1,086,875	1,092,646
Match Group, Inc.
4.37%, 11/16/2022	251,563	252,191
Mission Broadcasting, Inc.
4.25%, 01/17/2024	281,312	281,765
MPH Acquisition Holdings LLC
4.30%, 06/07/2023	227,305	227,128
Nexstar Broadcasting, Inc.
4.24%, 01/17/2024	2,847,052	2,851,636
Nord Anglia Education Finance LLC
4.70%, 03/31/2021	1,801,781	1,809,673
Orchestra Borrower LLC
4.95%, 12/02/2021	100,000	100,542
Post Holdings, Inc.
3.47%, 05/24/2024	1,765,000	1,766,253
Rackspace Hosting, Inc.
4.17%, 11/03/2023	598,500	597,937
Radiate Holdco LLC
4.23%, 02/01/2024	1,794,849	1,767,711
Scientific Games International, Inc.
5.11%, 10/01/2021	915,647	924,172
Seattle SpinCo., Inc.
4.03%, 06/21/2024	1,615,000	1,617,019
Sequa Mezzanine Holdings LLC
6.67%, 11/26/2021	5,250,000	5,276,250
Shearer’s Foods LLC
5.55%, 06/29/2021	575,201	573,762
5.23%, 06/30/2021 (6)(8)	493,655	491,804

	Principal Amount	Value
Station Casinos LLC
3.71%, 06/08/2023	1,220,000	1,217,780
Surgery Center Holdings, Inc.
4.47%, 06/20/2024	790,000	792,473
Uber Technologies, Inc.
5.22%, 07/13/2023	1,736,875	1,736,337
Univision Communications, Inc.
3.98%, 03/15/2024	832,838	815,832
Valeant Pharmaceuticals International, Inc.
5.83%, 04/01/2022	957,945	970,523
Veritas US, Inc.
5.80%, 01/27/2023	800,000	800,832
Vistra Operations Co. LLC
3.79%, 08/04/2023	279,140	276,524
3.98%, 08/04/2023	1,217,801	1,206,390
Western Digital Corp.
3.98%, 04/29/2023	1,069,227	1,072,841
WideOpenWest Finance LLC
4.25%, 08/18/2023	1,625,000	1,622,238
YUM! Brands
3.21%, 06/16/2023	7,399,202	7,419,549
Zayo Group LLC
3.22%, 01/19/2021	1,628,000	1,630,295
3.50%, 01/19/2024	3,280,963	3,282,341

Total Bank Loans (Cost $145,618,971)		$145,311,196

	Shares	Value
PREFERRED STOCKS - 0.07%
Consumer, Non-cyclical - 0.03%
Bunge Ltd.	17,080	$1,780,590

Financials - 0.04%
Discover Financial Services	107,846	2,780,270

Total Preferred Stocks (Cost $4,550,376)		$4,560,860

SHORT-TERM INVESTMENTS - 7.68%
Money Market Funds - 6.55%
Fidelity Institutional Money Market Government Funds - Class I, 0.81% (4)(7)	208,992,028	$208,992,028
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.84% (4)(7)	211,946,351	211,946,351

Total Money Market Funds		420,938,379

	Principal
	Amount	Value
Certificate of Deposit - 0.05%
Credit Suisse AG/New York NY, 2.03%	$2,940,000	$2,944,692

Commercial Paper - 0.07%
Enbridge Energy Partners LP, 1.88%	3,140,000	3,134,581
Ford Motor Credit Co. LLC, 1.78%	1,490,000	1,486,055

Total Commercial Paper		4,620,636

Repurchase Agreements - 0.98%
Merrill Lynch Pierce Fenner & Smith, Inc., 1.33%, dated 6/29/2017, due 7/3/2017, repurchase price $50,005,542, (collaterized by U.S. Treasury Bond, value $50,769,343, 3.63%, 2/15/2044) (Cost $50,000,000)	50,000,000	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.39% dated 6/30/2017, due 7/3/2017, repurchase price $13,001,546, (collaterized by U.S. Treasury Bond, value $13,054,991, 3.63%, 8/15/2043) (Cost $13,000,000)	13,000,000	13,000,000

Total Repurchase Agreements		63,000,000

U.S. Treasury Bills - 0.03%
U.S. Treasury Bill, 0.00%, 09/07/2017 (5)	2,040,000	2,036,446

Total Short-Term Investments (Cost $493,534,688)		$493,540,153

TOTAL INVESTMENTS IN SECURITIES - 105.20%
(Cost $6,724,799,477)		$6,757,845,707
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.20)%		(334,372,760)

TOTAL NET ASSETS - 100.00%		$6,423,472,947

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

IO Interest Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,110,223,761, which represents 17.28% of total net assets.
(2)	Inflation protected security. The value of these securities total $85,258,240 which represents 1.33% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities totals $267,385,976, which represents 4.16% of total net assets.
(4)	Partially assigned as collateral for certain delayed delivery securities.
(5)	Partially assigned as collateral for certain futures and swap contracts. The value of the pledged issues total $5,485,076 , which represent 0.09% of total net assets.
(6)	Security is treated as illiquid by the Fund. The value of these securities total $14,458,790, which represents 0.23% of the total net assets.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $62,688,278, which represents 0.98% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
54	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2017	$6,817,586	$6,778,688	$(38,898)
2,429	U.S. 10 Year Note Future	RBC Capital Markets	Sep. 2017	306,277,974	304,915,406	(1,362,568)
(508)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sep. 2017	(68,649,933)	(68,484,750)	165,183
995	U.S. 2 Year Note Future	Citigroup Global Markets	Sep. 2017	215,330,251	215,028,829	(301,422)
204	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2017	44,121,703	44,086,313	(35,390)
471	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2017	55,632,069	55,500,727	(131,342)
97	U.S. 5 Year Note Future	Goldman Sachs	Sep. 2017	11,439,334	11,430,086	(9,248)
373	U.S. Long Bond Future	Goldman Sachs	Sep. 2017	56,708,253	57,325,437	617,184
144	U.S. Ultra Bond Future	Goldman Sachs	Sep. 2017	23,810,140	23,886,000	75,860

						$(1,020,641)

Forward Foreign Currency Exchange Contracts

Over-the-Counter

Purchase Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Purchased	Value at Settlement Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Euro, Settlement 7/21/17	Canadian Imperial Bank of Commerce	EUR/USD	1,365,763	$1,489,392	$1,561,727	$72,335
British Pound, Settlement 8/15/17	J.P. Morgan	GBP/USD	5,307,000	6,829,637	6,922,336	92,699
British Pound, Settlement 8/15/17	Morgan Stanley	GBP/USD	5,810,000	7,373,715	7,578,439	204,724
Mexican Peso, Settlement 8/08/17	Morgan Stanley	MXN/USD	274,329,000	14,368,793	15,016,270	647,477
Euro, Settlement 8/15/17	J.P. Morgan	EUR/USD	4,616,000	5,167,393	5,285,280	117,887
Euro, Settlement 8/15/17	Morgan Stanley	EUR/USD	715,000	807,079	818,669	11,590
Turkish Lira, Settlement 8/15/17	Morgan Stanley	TRY/USD	51,796,000	14,052,222	14,521,380	469,158

				$50,088,231	$51,704,101	$1,615,870

Sale Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Euro, Settlement 7/21/17	Royal Bank of Canada	USD/EUR	(1,365,763)	($1,500,385)	($1,561,727)	($61,342)
British Pound, Settlement 8/15/17	J.P. Morgan	USD/GBP	(20,971,000)	(26,590,171)	(27,354,121)	(763,950)
British Pound, Settlement 8/15/17	Morgan Stanley	USD/GBP	(58,032,000)	(74,896,578)	(75,695,690)	(799,112)
Australian Dollar, Settlement 8/15/17	Morgan Stanley	USD/AUD	(9,828,000)	(7,247,467)	(7,549,205)	(301,738)
Euro, Settlement 8/15/17	J.P. Morgan	USD/EUR	(949,000)	(1,061,926)	(1,086,597)	(24,671)
Euro, Settlement 8/15/17	Morgan Stanley	USD/EUR	(73,210,000)	(80,948,777)	(83,824,821)	(2,876,044)
Israeli New Shekel, Settlement 8/17/17	HSBC	USD/ILS	(13,807,198)	(3,846,939)	(3,965,714)	(118,775)
Japanese Yen, Settlement 8/15/17	Morgan Stanley	USD/JPY	(2,475,700,000)	(21,842,104)	(22,055,739)	(213,635)
Mexican Peso, Settlement 7/14/17	HSBC	USD/MXN	(40,525,000)	(2,220,305)	(2,227,647)	(7,342)
Mexican Peso, Settlement 7/14/17	Canadian Imperial Bank of Commerce	USD/MXN	(2,785,000)	(152,287)	(153,090)	(803)
Mexican Peso, Settlement 7/14/17	Citigroup Global Markets	USD/MXN	(27,430,000)	(1,440,342)	(1,507,819)	(67,477)
Turkish Lira, Settlement 8/15/17	Deutsche Bank	USD/TRY	(1,724,000)	(482,141)	(483,336)	(1,195)

				($222,229,422)	($227,465,506)	($5,236,084)

				($172,141,191)	($175,761,405)	($3,620,214)

Centrally Cleared Interest Rate Swap

Counterparty	Fixed Annual Rate	Floating Rate	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	1.60%	3 Month LIBOR	Received	Quarterly	06/30/2019	$10,840,000	$10,848,705	$8,705

						$10,840,000	$10,848,705	$8,705

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2017

	Principal Amount	Value
Municipal Bonds - 95.71%
Alabama - 0.99%
Alabama Housing Finance Authority
1.35%, 04/01/2020	$2,000,000	$2,002,860
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,681,530
5.25%, 10/01/2048	1,650,000	1,867,849
5.50%, 10/01/2053	715,000	816,373
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034	1,025,000	1,031,509
1.63%, 07/15/2034	11,500,000	11,514,720
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,574,265
5.00%, 03/01/2029	1,000,000	1,128,620
Selma Industrial Development Board
5.80%, 05/01/2034	2,625,000	2,911,545
5.38%, 12/01/2035	215,000	241,950
Water Works Board of the City of Birmingham/The
5.00%, 01/01/2023	430,000	501,819

		25,273,040

Alaska - 0.17%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,426,320

Arizona - 2.45%
Arizona Health Facilities Authority
5.25%, 01/01/2018	1,500,000	1,531,050
5.00%, 01/01/2020	2,000,000	2,179,940
0.93%, 07/01/2035	10,000,000	10,000,000
5.00%, 02/01/2042	2,000,000	2,109,200
City of Glendale AZ
5.00%, 07/01/2030 (2)(4)	1,780,000	2,088,563
City of Phoenix AZ
4.00%, 07/01/2022	900,000	1,009,548
City of Phoenix Civic Improvement Corp.
5.25%, 07/01/2017	2,750,000	2,750,000
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,721,434
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,706,900
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,016,190
5.00%, 12/01/2032	1,050,000	1,066,999
Industrial Development Authority of the City of Phoenix/The
1.30%, 12/01/2035	4,000,000	3,999,880
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	408,739
5.00%, 01/01/2021	350,000	392,595
5.75%, 01/01/2036 (Acquired 10/20/2016, Cost $98,866) (1)(2)(4)	100,000	99,213
6.00%, 01/01/2048 (Acquired 10/20/2016, Cost $335,000) (1)(2)(4)	335,000	336,196
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	226,572
5.00%, 07/01/2026	630,000	770,818
Mohave County Unified School District No 20 Kingman
5.00%, 07/01/2024	1,800,000	2,131,110

	Principal Amount	Value
Peoria Industrial Development Authority
5.00%, 11/15/2019	170,000	172,890
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,203,710

		62,921,547

Arkansas - 0.04%
Arkansas State University
4.00%, 03/01/2019	500,000	522,250
4.00%, 03/01/2020	525,000	559,282

		1,081,532

California - 4.72%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,468,662
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,210,878
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,838,000
5.00%, 10/01/2037	2,000,000	2,263,580
Alisal Union School District
5.25%, 08/01/2042	740,000	891,619
Bay Area Toll Authority
2.16%, 04/01/2036	1,000,000	1,029,630
2.10%, 04/01/2045	1,000,000	1,020,390
2.85%, 04/01/2047	1,000,000	1,053,530
2.95%, 04/01/2047	1,170,000	1,231,238
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,301,721
5.00%, 11/01/2032	1,400,000	1,644,902
5.00%, 07/01/2034	1,710,000	1,990,183
1.25%, 10/01/2036	2,500,000	2,480,325
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,212,110
5.00%, 08/15/2034	1,065,000	1,252,557
California Pollution Control Financing Authority
1.30%, 08/01/2023 (Acquired 04/28/2017, Cost $4,100,000) (1)	4,100,000	4,099,877
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,915,598
California State Public Works Board
5.00%, 05/01/2018	7,065,000	7,304,433
5.00%, 05/01/2018	8,200,000	8,477,898
5.00%, 09/01/2021	1,060,000	1,215,258
5.00%, 03/01/2024	2,500,000	3,009,850
5.00%, 03/01/2025	3,280,000	3,995,729
5.00%, 11/01/2037	235,000	265,837
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,198,032
0.87%, 08/15/2036	1,055,000	1,055,000
5.00%, 05/15/2040	400,000	447,604
5.38%, 11/01/2049	100,000	103,944
5.50%, 12/01/2054	1,960,000	2,146,690
Campbell Union High School District
5.00%, 08/01/2021	275,000	275,789
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	439,028
County of Los Angeles CA
5.00%, 06/29/2018	2,000,000	2,081,160
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	287,732
5.00%, 04/01/2036	200,000	229,478
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	320,249

	Principal Amount	Value
5.00%, 06/01/2022	400,000	457,980
5.00%, 06/01/2023	455,000	527,886
5.00%, 06/01/2024	255,000	299,597
5.00%, 06/01/2033	985,000	991,698
5.00%, 06/01/2040	2,000,000	2,276,460
5.75%, 06/01/2047	3,765,000	3,790,602
Irvine Unified School District
5.00%, 03/01/2057	625,000	690,988
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,434,096
5.00%, 12/01/2030	2,520,000	2,996,860
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,050,149
5.00%, 08/01/2028	1,000,000	1,194,550
5.00%, 08/01/2029	775,000	917,019
5.00%, 08/01/2030	2,530,000	2,971,384
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,503,425
5.00%, 03/01/2030	1,700,000	2,006,476
Oakland Unified School District/Alameda County
5.00%, 08/01/2027	1,770,000	2,204,553
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,112,130
Orchard School District
0.00%, 08/01/2022	2,940,000	2,672,578
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,010,433
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,878,354
San Jose California Airport Revenue, Tender Option Bond Trust, Ser 2017-XM0503
1.11%, 03/01/2025 (Acquired 04/13/2017, Cost $900,000) (1)	900,000	900,000
State of California
5.00%, 09/01/2018	4,000,000	4,188,560
5.00%, 08/01/2019	1,000,000	1,079,790
5.00%, 08/01/2022	1,535,000	1,800,402
5.00%, 08/01/2023	3,000,000	3,587,700
5.00%, 09/01/2026	2,000,000	2,490,040
5.00%, 08/01/2027	620,000	752,302
5.00%, 08/01/2029	935,000	1,129,517
5.00%, 09/01/2029	370,000	447,263
5.00%, 08/01/2030	3,500,000	4,196,640
1.50%, 12/01/2031	750,000	760,350
4.00%, 09/01/2035	3,625,000	3,850,439

		120,928,732

Colorado - 1.40%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,499,811
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	510,835
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	505,220
Centerra Metropolitan District No 1
2.70%, 12/01/2019	705,000	711,141
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	230,857
4.00%, 01/01/2020	250,000	259,230
5.00%, 02/01/2020	1,210,000	1,299,830
5.00%, 12/01/2022	1,855,000	2,105,035
5.00%, 01/01/2024	125,000	136,174
5.00%, 01/01/2026	100,000	108,106
5.00%, 01/01/2031	100,000	104,571

	Principal Amount	Value
5.25%, 02/01/2031	2,250,000	2,383,312
5.00%, 01/01/2037	250,000	257,490
5.25%, 05/15/2037	475,000	506,987
5.00%, 10/01/2038	630,000	702,500
1.96%, 10/01/2039	2,000,000	2,006,140
5.25%, 01/01/2040	540,000	570,499
5.25%, 01/01/2045	510,000	537,270
6.13%, 12/01/2045 (Acquired 11/20/2015 through 02/16/2017, Cost $378,301) (1)	375,000	394,699
5.00%, 09/01/2046	1,000,000	1,118,230
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	550,000	607,728
5.00%, 12/31/2051	190,000	208,363
5.00%, 12/31/2056	425,000	463,157
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	519,515
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	537,000
5.00%, 12/01/2022	4,950,000	5,701,311
E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	689,251
1.72%, 09/01/2039	325,000	326,037
1.87%, 09/01/2039	650,000	655,415
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,895,327
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	739,800
5.50%, 12/01/2046	1,500,000	1,539,315
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	886,805
5.00%, 12/01/2046	1,880,000	1,943,337
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	503,360
University of Colorado
5.00%, 06/01/2047	500,000	572,980
University of Colorado Hospital Authority
5.00%, 11/15/2038	1,020,000	1,156,139

		35,892,777

Connecticut - 3.76%
City of Hartford CT
5.00%, 04/01/2018	2,885,000	2,833,618
5.00%, 08/15/2019	1,700,000	1,794,622
5.00%, 07/15/2021	3,300,000	3,600,795
5.00%, 07/15/2022	2,250,000	2,483,843
5.00%, 07/15/2023	2,000,000	2,230,640
5.00%, 07/15/2026	2,430,000	2,711,880
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,511,874
5.00%, 03/01/2028	1,490,000	1,783,649
5.00%, 03/01/2033	1,900,000	2,193,949
City of New Haven CT
5.00%, 08/15/2023	900,000	1,032,741
5.00%, 08/15/2026	325,000	381,553
5.00%, 08/15/2029	2,000,000	2,277,340
5.00%, 08/15/2031	1,000,000	1,126,060
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,793,352
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042	10,000,000	9,966,700
1.00%, 07/01/2042	18,000,000	17,940,060
2.00%, 07/01/2042	1,325,000	1,274,054
5.00%, 07/01/2043	1,750,000	1,859,270

	Principal Amount	Value
4.00%, 07/01/2046	880,000	880,651
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (Acquired 11/25/2015, Cost $945,450) (1)(2)(4)	955,000	985,741
State of Connecticut
5.00%, 08/01/2019	20,380,000	21,750,351
5.00%, 09/01/2022	5,725,000	6,519,687
5.00%, 06/15/2027	1,680,000	1,929,917
4.00%, 09/15/2027	1,040,000	1,096,275
5.00%, 03/01/2029	1,500,000	1,667,220
5.00%, 11/15/2032	200,000	223,566
Town of Hamden CT
5.00%, 08/15/2026	500,000	588,770
Town of Stratford CT
2.50%, 01/03/2018	1,000,000	1,005,930

		96,444,108

Delaware - 0.21%
County of Sussex DE
5.00%, 01/01/2036	1,500,000	1,599,135
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	543,970
5.00%, 09/01/2036	500,000	532,065
5.00%, 09/01/2046	700,000	736,715
Delaware State Health Facilities Authority
0.86%, 10/01/2040	2,000,000	2,000,000

		5,411,885

District of Columbia - 0.67%
District of Columbia
5.00%, 06/01/2022	1,150,000	1,344,890
5.00%, 06/01/2031	2,500,000	3,028,100
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,515,388
5.00%, 10/01/2021	2,000,000	2,283,380
5.00%, 10/01/2023	850,000	1,003,697
5.00%, 10/01/2029	1,000,000	1,197,490
5.00%, 10/01/2037	1,000,000	1,155,980
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	454,950
6.50%, 10/01/2041	2,000,000	2,583,380
5.00%, 10/01/2053	1,000,000	1,047,530
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,466,126

		17,080,911

Florida - 6.67%
Alachua County Health Facilities Authority
5.00%, 12/01/2036	1,000,000	1,114,990
5.00%, 12/01/2044	1,350,000	1,489,347
6.38%, 11/15/2049	300,000	328,590
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,458,367
Celebration Pointe Community Development District
4.00%, 05/01/2022 (Acquired 05/16/2017, Cost $354,596) (1)	350,000	354,508
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	402,069
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,085,000	1,092,107
City of Jacksonville FL
5.00%, 10/01/2021	1,165,000	1,334,298
5.00%, 10/01/2024	1,185,000	1,434,004
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,250,336
City of Tallahassee FL

	Principal Amount	Value
5.00%, 12/01/2026	1,380,000	1,590,257
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,238,609
County of Broward FL Airport System Revenue
5.00%, 10/01/2020	880,000	981,948
5.00%, 10/01/2022	585,000	678,126
5.00%, 10/01/2022	1,500,000	1,753,500
5.00%, 10/01/2022	2,435,000	2,846,515
5.00%, 10/01/2029	500,000	572,475
5.00%, 10/01/2042	110,000	122,272
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,156,927
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,190,200
5.00%, 10/01/2024	1,770,000	2,105,008
County of Miami-Dade FL Aviation Revenue
5.75%, 10/01/2020	615,000	674,538
5.25%, 10/01/2021	3,000,000	3,029,220
5.25%, 10/01/2022	5,000,000	5,048,700
5.00%, 10/01/2031	3,000,000	3,389,430
5.00%, 10/01/2035	1,000,000	1,125,720
County of Miami-Dade Seaport Department
0.93%, 10/01/2050	4,000,000	4,000,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,303,515
Florida Department of Environmental Protection
5.00%, 07/01/2018	5,000,000	5,198,800
5.00%, 07/01/2019	300,000	322,983
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,239,291
Florida’s Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,000,000
5.00%, 07/01/2019	2,380,000	2,561,856
Greater Orlando Aviation Authority
5.00%, 10/01/2020	815,000	905,302
5.00%, 10/01/2031	2,000,000	2,271,140
5.00%, 10/01/2033	2,000,000	2,251,040
Hernando County School District
5.00%, 07/01/2024	805,000	959,415
5.00%, 07/01/2025	1,000,000	1,204,040
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,498,005
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,909,740
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	650,000	654,056
Manatee County School District
5.00%, 10/01/2025	520,000	628,680
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,700,963
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	929,120
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,221,268
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,341,150
5.00%, 07/01/2030	1,225,000	1,447,399
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	131,222
5.00%, 08/01/2026	155,000	185,434
5.00%, 08/01/2027	345,000	413,873

	Principal Amount	Value
5.00%, 08/01/2028	400,000	474,428
5.00%, 08/01/2029	480,000	564,259
5.00%, 08/01/2030	675,000	788,366
5.00%, 08/01/2032	750,000	865,410
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	395,000	408,576
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,057,480
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,183,250
Orlando-Orange County Expressway Authority
5.00%, 07/01/2017	2,105,000	2,105,000
Palm Beach County Health Facilities Authority
7.50%, 06/01/2049	100,000	117,525
7.50%, 06/01/2049	1,875,000	2,204,944
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,290,615
5.00%, 08/01/2032	3,000,000	3,471,360
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,107,744
5.00%, 06/01/2023	2,740,000	3,247,420
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,612,270
5.00%, 05/01/2026	1,000,000	1,192,190
5.00%, 02/01/2029	8,000,000	9,405,840
5.00%, 02/01/2030	500,000	583,695
5.00%, 05/01/2031	5,000,000	5,725,950
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,539,720
Seminole Tribe of Florida, Inc.
5.50%, 10/01/2024 (Acquired 09/15/2015 through 09/30/2015, Cost $3,526,397) (1)	3,500,000	3,527,370
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,342,987
5.00%, 05/01/2021	2,035,000	2,295,154
State of Florida
5.00%, 06/01/2018	3,500,000	3,627,085
5.00%, 06/01/2019	1,210,000	1,298,608
5.00%, 06/01/2019	1,320,000	1,416,664
5.00%, 07/01/2019	3,500,000	3,768,870
5.00%, 06/01/2021	1,120,000	1,278,558
5.00%, 07/01/2023	2,630,000	3,151,792
5.00%, 07/01/2024	2,460,000	2,996,231
State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	5,105,456
5.00%, 07/01/2020	2,000,000	2,220,400
5.00%, 07/01/2020	965,000	1,071,343

		171,086,913

Georgia - 1.87%
Atlanta Development Authority
6.75%, 01/01/2035	825,000	815,818
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020	3,000,000	2,996,760
City of Atlanta GA
5.00%, 01/01/2018	315,000	320,985
5.00%, 01/01/2019	225,000	237,521
5.00%, 01/01/2020	275,000	298,471
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,054,518
5.00%, 11/01/2021	1,900,000	2,188,268
City of East Point GA
4.00%, 08/01/2017	340,000	340,636

	Principal Amount	Value
4.00%, 08/01/2018	400,000	410,784
5.00%, 08/01/2019	955,000	1,019,004
5.00%, 08/01/2020	415,000	453,176
5.00%, 08/01/2021	250,000	278,235
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	597,679
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2022	515,000	590,751
5.00%, 02/15/2025	300,000	352,800
5.50%, 02/15/2042	650,000	778,752
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	751,575
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,023,340
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (Acquired 06/13/2017, Cost $1,046,742) (1)	1,000,000	1,042,240
Main Street Natural Gas, Inc.
5.00%, 03/15/2018	2,000,000	2,048,500
5.00%, 03/15/2021	2,500,000	2,772,150
Marietta Dormitory Authority
5.00%, 11/01/2037	300,000	311,985
Monroe County Development Authority
2.35%, 10/01/2048	500,000	504,775
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,047,320
5.00%, 01/01/2020	2,095,000	2,259,395
5.00%, 01/01/2020	2,980,000	3,213,841
4.00%, 01/01/2021	350,000	375,781
5.00%, 01/01/2022	250,000	282,485
5.00%, 01/01/2023	250,000	287,102
Peach County Development Authority
1.20%, 10/01/2018	2,000,000	1,997,300
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,153,669
5.00%, 10/01/2032	1,300,000	1,549,951
5.00%, 04/01/2044	1,300,000	1,403,896
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	130,848
Savannah Housing Authority
1.15%, 07/01/2019	3,700,000	3,703,145
State of Georgia
5.00%, 02/01/2018	3,035,000	3,106,201
5.00%, 07/01/2026	2,625,000	3,294,296

		47,993,953

Guam - 0.06%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,621,080

Hawaii - 0.09%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,383,140

Idaho - 0.32%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,242,635
5.00%, 03/01/2034	3,155,000	3,488,767
State of Idaho
4.00%, 06/29/2018	1,500,000	1,544,970

		8,276,372

Illinois - 9.25%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,004,980
0.00%, 12/01/2025	265,000	182,325

	Principal Amount	Value
5.00%, 12/01/2041	785,000	612,379
5.25%, 12/01/2041	3,000,000	2,410,470
5.00%, 12/01/2042	200,000	157,132
6.50%, 12/01/2046	100,000	90,031
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,534,700
5.00%, 01/01/2027	1,800,000	2,084,004
5.00%, 01/01/2032	2,000,000	2,222,960
5.00%, 01/01/2034	1,000,000	1,104,670
5.00%, 01/01/2046	300,000	337,005
Chicago O’Hare International Airport
5.00%, 01/01/2021	500,000	561,215
5.00%, 01/01/2022	700,000	805,252
5.00%, 01/01/2022	520,000	591,646
5.00%, 01/01/2022	500,000	575,180
5.00%, 01/01/2023	1,000,000	1,173,300
5.00%, 01/01/2024	865,000	1,014,074
5.00%, 01/01/2025	415,000	491,028
5.00%, 01/01/2027	385,000	456,895
5.00%, 01/01/2030	2,000,000	2,309,900
5.00%, 01/01/2030	2,000,000	2,267,840
5.00%, 01/01/2031	700,000	794,248
5.00%, 01/01/2031	660,000	756,531
5.00%, 01/01/2032	1,300,000	1,459,276
5.00%, 01/01/2033	345,000	396,912
5.00%, 01/01/2034	400,000	456,968
5.00%, 01/01/2042	500,000	559,240
Chicago Park District
5.00%, 01/01/2025	500,000	540,265
Chicago Transit Authority
5.25%, 06/01/2024	2,000,000	2,185,340
5.00%, 06/01/2026	8,275,000	9,365,976
City of Chicago IL
4.25%, 01/01/2020	465,000	486,330
5.00%, 01/01/2020	3,500,000	3,515,470
5.25%, 01/01/2021	1,565,000	1,573,185
5.00%, 01/01/2022	460,000	501,170
5.00%, 01/01/2023	1,535,000	1,609,140
5.00%, 01/01/2026	425,000	465,490
5.00%, 01/01/2027	500,000	543,865
5.25%, 01/01/2027	2,435,000	2,468,043
5.00%, 01/01/2028	865,000	889,609
5.75%, 01/01/2034	2,000,000	2,018,900
5.00%, 01/01/2035	750,000	713,872
5.50%, 01/01/2035	1,000,000	986,740
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,035,440
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2018	300,000	305,448
5.00%, 01/01/2019	200,000	210,218
5.00%, 01/01/2020	200,000	215,694
5.00%, 01/01/2021	370,000	407,067
5.00%, 01/01/2022	250,000	280,655
5.00%, 01/01/2023	450,000	512,532
5.00%, 01/01/2024	500,000	577,975
5.00%, 01/01/2028	1,530,000	1,686,381
5.00%, 01/01/2029	1,300,000	1,416,207
5.00%, 01/01/2033	2,000,000	2,157,800
5.00%, 01/01/2039	1,000,000	1,070,820
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	1,003,947

	Principal Amount	Value
5.00%, 11/01/2021	1,525,000	1,709,342
4.00%, 11/01/2023	1,025,000	1,085,885
5.00%, 11/01/2024	1,150,000	1,324,558
5.00%, 11/01/2024	250,000	287,948
5.00%, 11/01/2025	1,000,000	1,132,620
5.00%, 11/01/2033	500,000	544,665
City of Springfield IL
5.00%, 12/01/2024	340,000	390,670
5.00%, 12/01/2025	265,000	306,229
5.00%, 12/01/2026	160,000	181,325
County of Cook IL
5.25%, 11/15/2022	405,000	445,593
5.00%, 11/15/2023	2,500,000	2,892,275
5.00%, 11/15/2025	2,500,000	2,816,875
5.00%, 11/15/2026	1,000,000	1,077,680
5.00%, 11/15/2026	1,390,000	1,589,701
5.25%, 11/15/2028	1,035,000	1,132,538
5.00%, 11/15/2029	1,000,000	1,117,090
5.00%, 11/15/2029	1,085,000	1,197,287
5.00%, 11/15/2030	500,000	556,015
Illinois Finance Authority
4.00%, 05/15/2023	500,000	529,975
5.00%, 11/15/2023	750,000	877,350
5.00%, 01/01/2024	250,000	286,563
5.00%, 05/15/2024	350,000	412,549
5.00%, 02/15/2026	360,000	406,966
5.25%, 11/15/2026	50,000	50,070
5.00%, 03/01/2027	400,000	472,584
5.00%, 03/01/2028	465,000	543,501
5.00%, 07/01/2030	275,000	313,852
5.00%, 11/15/2030	2,000,000	2,263,160
5.00%, 01/01/2031	3,500,000	3,947,790
5.00%, 02/15/2031	300,000	329,244
5.25%, 08/15/2031	500,000	565,225
0.93%, 07/01/2032	9,500,000	9,500,000
4.75%, 05/15/2033	960,000	994,186
5.00%, 08/15/2033	250,000	274,725
5.00%, 02/15/2034	1,890,000	2,044,167
5.00%, 08/15/2034	2,500,000	2,878,950
5.00%, 11/15/2034	3,000,000	3,317,550
5.00%, 08/15/2035	600,000	650,646
5.00%, 08/15/2035	100,000	108,958
4.00%, 02/15/2036	680,000	640,703
5.00%, 02/15/2036	170,000	182,742
5.00%, 07/01/2036	325,000	362,043
5.00%, 08/15/2036	1,000,000	1,082,020
5.25%, 11/15/2036	50,000	50,031
5.00%, 05/15/2037	395,000	421,828
5.00%, 05/15/2037	1,050,000	1,067,671
5.00%, 08/15/2037	1,000,000	1,079,620
5.00%, 11/15/2038	3,795,000	4,174,766
8.00%, 05/15/2040	725,000	806,272
5.00%, 02/15/2041	1,530,000	1,633,367
1.75%, 11/15/2042	1,770,000	1,773,806
0.89%, 08/01/2043	4,825,000	4,825,000
5.00%, 08/15/2044	200,000	215,448
5.00%, 11/15/2045	2,500,000	2,707,400
8.00%, 05/15/2046	1,595,000	1,770,594
5.00%, 12/01/2046	5,000,000	5,363,500
5.00%, 05/15/2047	100,000	105,635
5.25%, 05/15/2047	280,000	293,927

	Principal Amount	Value
Illinois Housing Development Authority
1.10%, 06/01/2018	2,500,000	2,500,025
1.33%, 02/01/2020	3,000,000	3,001,530
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	319,217
5.00%, 02/01/2031	470,000	535,109
Illinois Sports Facilities Authority/The
5.25%, 06/15/2032	1,735,000	1,899,374
Illinois State Toll Highway Authority
5.00%, 12/01/2031	235,000	272,078
5.00%, 01/01/2038	2,700,000	3,015,522
5.00%, 01/01/2041	7,000,000	7,901,390
Kane County School District No 129 West Aurora
5.00%, 02/01/2026	1,000,000	1,166,560
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,184,710
5.00%, 01/01/2027	2,200,000	2,586,518
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	847,610
0.00%, 01/15/2025	1,000,000	818,460
0.00%, 01/15/2026	1,000,000	787,630
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2018	605,000	590,789
5.00%, 12/15/2020	430,000	449,457
5.00%, 12/15/2026	2,000,000	2,051,820
5.00%, 12/15/2028	2,500,000	2,528,275
0.00%, 12/15/2033	5,970,000	2,785,781
0.00%, 12/15/2034	1,000,000	440,960
5.25%, 06/15/2050	3,275,000	3,199,642
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	131,174
5.00%, 12/01/2019	150,000	162,231
5.00%, 12/01/2020	1,025,000	1,137,073
5.00%, 12/01/2022	1,575,000	1,814,054
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,707,075
Rib Floater Trust Various States
1.21%, 04/01/2036 (Acquired 02/16/2017, Cost $1,400,000) (1)(2)(4)	1,400,000	1,400,000
State of Illinois
5.00%, 01/01/2018	1,000,000	1,012,970
5.00%, 02/01/2018	200,000	202,862
5.50%, 08/01/2018	1,955,000	2,025,106
5.00%, 02/01/2019	425,000	434,643
4.50%, 06/15/2019	1,710,000	1,794,337
5.00%, 06/15/2019	1,435,000	1,519,392
5.00%, 02/01/2020	425,000	439,361
5.00%, 02/01/2021	425,000	440,857
5.00%, 01/01/2022	700,000	716,240
5.00%, 06/15/2024	2,000,000	2,255,600
5.50%, 07/01/2024	1,000,000	1,058,410
5.00%, 02/01/2025	455,000	468,322
5.00%, 05/01/2025	3,050,000	3,142,110
5.00%, 06/01/2025	880,000	910,140
5.00%, 06/15/2025	4,090,000	4,567,467
5.50%, 07/01/2025	400,000	421,212
5.00%, 11/01/2025	2,040,000	2,112,869
5.00%, 06/01/2026	125,000	127,971
5.00%, 02/01/2028	1,000,000	1,011,340
5.00%, 03/01/2028	5,130,000	5,161,396
5.00%, 05/01/2028	265,000	267,266
5.00%, 02/01/2029	1,000,000	1,010,580

	Principal Amount	Value
5.25%, 02/01/2029	3,720,000	3,800,612
5.25%, 02/01/2030	100,000	102,111
5.25%, 02/01/2031	760,000	775,618
5.00%, 05/01/2032	800,000	804,992
5.50%, 07/01/2038	1,500,000	1,558,005
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	403,190
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,218,256
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	828,635
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,097,692

		237,190,046

Indiana - 2.21%
Ball State University
5.00%, 07/01/2033	955,000	1,124,169
City of Evansville IN
0.90%, 06/01/2018	5,000,000	4,994,450
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,009,150
City of Whiting IN
5.00%, 11/01/2045	2,600,000	2,966,288
Indiana Development Finance Authority
1.75%, 10/01/2031	3,600,000	3,602,592
Indiana Finance Authority
5.00%, 09/15/2019	700,000	743,862
5.00%, 12/01/2024	3,000,000	3,650,910
6.00%, 12/01/2026	2,035,000	2,080,889
5.00%, 09/01/2031	300,000	346,920
5.25%, 02/01/2033	2,500,000	2,931,725
5.00%, 03/01/2036	4,000,000	4,444,960
5.00%, 09/01/2036	1,000,000	1,125,740
5.00%, 09/01/2046	2,750,000	2,814,543
5.00%, 07/01/2048	1,425,000	1,531,561
5.25%, 01/01/2051	3,450,000	3,744,423
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031	3,000,000	2,997,480
Indiana Health Facility Financing Authority
2.00%, 10/01/2026	3,990,000	4,023,955
1.25%, 11/01/2027	1,230,000	1,221,870
4.00%, 11/01/2027	7,410,000	7,425,264
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	411,688
5.00%, 01/01/2022	755,000	858,677
5.00%, 01/01/2023	285,000	329,374
5.00%, 01/01/2029	1,000,000	1,161,640
5.00%, 01/01/2031	1,000,000	1,148,020

		56,690,150

Iowa - 0.36%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,601,830
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,548,435
4.75%, 08/01/2042	980,000	986,105
Iowa Higher Education Loan Authority
1.00%, 09/01/2018	4,000,000	3,992,680

		9,129,050

Kansas - 0.21%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,409,200

	Principal Amount	Value
5.25%, 11/15/2024	350,000	382,946
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	409,381
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,271,460

		5,472,987

Kentucky - 1.32%
City of Ashland KY
5.00%, 02/01/2030	555,000	617,465
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,717,152
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,189,450
5.00%, 09/01/2025	1,250,000	1,502,650
Kentucky Economic Development Finance Authority
5.00%, 06/01/2018	200,000	205,812
5.00%, 06/01/2019	375,000	395,895
5.00%, 06/01/2020	500,000	539,150
5.25%, 06/01/2020	500,000	542,645
5.00%, 06/01/2021	250,000	274,857
5.50%, 06/01/2021	685,000	765,857
5.00%, 06/01/2024	1,000,000	1,143,940
5.00%, 06/01/2037	325,000	356,363
5.00%, 07/01/2037	1,500,000	1,625,640
6.38%, 03/01/2040	2,400,000	2,742,864
6.38%, 06/01/2040	3,230,000	3,691,438
5.00%, 06/01/2041	225,000	245,549
5.25%, 06/01/2041	225,000	251,312
5.00%, 08/15/2041	1,000,000	1,092,000
6.50%, 03/01/2045	1,000,000	1,146,410
5.00%, 06/01/2045	1,000,000	1,087,040
5.00%, 05/15/2046	500,000	479,345
6.25%, 11/15/2046	750,000	747,923
5.00%, 05/15/2051	325,000	308,246
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	644,526
5.00%, 06/01/2021	610,000	665,406
Kentucky Public Transportation Infrastructure Authority
5.00%, 07/01/2017	910,000	910,000
5.75%, 07/01/2049	1,000,000	1,106,340
6.00%, 07/01/2053	530,000	594,612
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,254,524
5.00%, 10/01/2023	1,565,000	1,822,959
5.00%, 10/01/2032	430,000	497,407
1.50%, 10/01/2033	1,705,000	1,709,365

		33,874,142

Louisiana - 1.46%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,639,532
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,423,660
Louisiana Housing Corp.
1.00%, 09/01/2019	2,000,000	2,001,000
Louisiana Local Government Environmental Facilities & Community Development Authority
6.50%, 08/01/2029	2,200,000	2,481,358
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,637,484
0.00%, 10/01/2027	2,000,000	1,689,400
5.00%, 05/15/2031	1,250,000	1,444,625
5.00%, 05/15/2032	1,000,000	1,149,290

	Principal Amount	Value
New Orleans Aviation Board
5.00%, 01/01/2020	135,000	146,453
5.00%, 01/01/2021	125,000	139,129
5.00%, 01/01/2022	75,000	85,334
5.00%, 01/01/2023	50,000	57,870
5.00%, 01/01/2024	55,000	64,588
5.00%, 01/01/2024	1,400,000	1,644,062
5.00%, 01/01/2025	50,000	59,349
5.00%, 01/01/2027	850,000	994,262
5.00%, 01/01/2028	155,000	184,944
5.00%, 01/01/2029	810,000	933,136
5.00%, 01/01/2030 (2)(4)	200,000	227,738
5.00%, 01/01/2033 (2)(4)	335,000	375,210
5.00%, 01/01/2034	170,000	194,565
5.00%, 01/01/2034	750,000	836,880
5.00%, 01/01/2036	500,000	554,175
5.00%, 01/01/2037	500,000	553,345
5.00%, 01/01/2040	1,000,000	1,116,860
5.00%, 01/01/2040	1,540,000	1,741,832
Parish of St John the Baptist LA
5.13%, 06/01/2037	1,000,000	1,002,890
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,014,480
5.00%, 02/01/2018	2,000,000	2,045,540

		37,438,991

Maine - 0.19%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,460,000	1,268,360
5.00%, 07/01/2041	1,135,000	1,157,212
5.00%, 07/01/2043	350,000	357,066
4.00%, 07/01/2046	300,000	254,334
5.00%, 07/01/2046	1,725,000	1,751,186

		4,788,158

Maryland - 3.24%
City of Baltimore MD
5.00%, 07/01/2018	2,525,000	2,624,611
5.00%, 09/01/2023	1,000,000	1,150,340
5.00%, 07/01/2026	720,000	882,245
5.00%, 07/01/2029	4,770,000	5,775,993
5.00%, 09/01/2030	3,000,000	3,464,820
5.00%, 09/01/2032	1,000,000	1,141,900
5.00%, 09/01/2039	775,000	867,953
5.00%, 09/01/2042	1,060,000	1,183,310
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,162,315
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,148,450
Maryland Community Development Administration
1.35%, 01/01/2019 (Acquired 06/22/2016, Cost $2,200,000) (1)	2,200,000	2,206,886
1.15%, 02/01/2019	5,000,000	4,986,850
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,654,357
5.00%, 03/31/2024	2,500,000	2,835,800
5.00%, 09/30/2027	50,000	59,162
5.00%, 09/30/2030	905,000	1,044,461
5.00%, 03/31/2046	1,535,000	1,711,402
5.00%, 03/31/2051	1,165,000	1,292,101
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,375,905
5.00%, 07/01/2018	2,100,000	2,183,496
5.00%, 07/01/2019	1,000,000	1,067,020

	Principal Amount	Value
4.00%, 07/01/2022	1,000,000	1,112,040
5.00%, 07/01/2024	250,000	292,980
5.25%, 07/01/2026	500,000	582,410
5.50%, 01/01/2028	2,500,000	2,554,175
5.50%, 01/01/2029	1,500,000	1,781,700
5.50%, 01/01/2030	1,750,000	2,061,377
5.00%, 07/01/2032	750,000	839,775
5.00%, 07/01/2035	75,000	83,000
1.53%, 05/15/2038	1,000,000	1,000,250
5.00%, 08/15/2038	1,945,000	2,181,104
5.00%, 05/15/2040	3,425,000	3,781,440
4.00%, 07/01/2042	120,000	120,901
5.00%, 07/01/2045	2,000,000	2,175,460
5.50%, 01/01/2046	1,105,000	1,255,324
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	1,020,483
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,132,150
State of Maryland
5.00%, 11/01/2018	3,000,000	3,158,070
5.00%, 03/01/2020	6,000,000	6,601,740
5.00%, 08/01/2020	655,000	707,544
5.00%, 08/01/2022	3,000,000	3,529,920
State of Maryland Department of Transportation
5.00%, 05/01/2018	1,795,000	1,854,469
5.00%, 12/01/2019	1,625,000	1,774,451
University System of Maryland
5.00%, 04/01/2019	1,615,000	1,724,432

		83,144,572

Massachusetts - 2.38%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,497,806
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,593,099
City of Worcester MA
2.25%, 01/23/2018	600,000	604,428
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,090,970
4.00%, 08/01/2019	1,000,000	1,059,170
5.00%, 09/01/2028	2,000,000	2,409,180
5.00%, 12/01/2030	1,500,000	1,813,860
1.05%, 08/01/2043	10,515,000	10,413,530
5.00%, 03/01/2046	205,000	232,462
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,845,597
Massachusetts Development Finance Agency
5.00%, 07/01/2025	1,090,000	1,278,417
5.00%, 10/01/2025	905,000	1,030,515
5.00%, 07/01/2026	1,140,000	1,340,013
5.00%, 10/01/2026	955,000	1,090,648
5.00%, 10/15/2028	1,750,000	1,958,705
5.00%, 01/01/2031	475,000	540,574
5.00%, 01/01/2032	635,000	714,127
5.00%, 01/01/2033	540,000	605,572
5.00%, 01/01/2034	710,000	785,232
5.00%, 01/01/2035	745,000	818,010
5.00%, 01/01/2036	1,100,000	1,205,600
1.39%, 07/01/2050	4,000,000	3,987,640
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,519,050
4.00%, 07/01/2019	2,000,000	2,091,860

	Principal Amount	Value
5.00%, 07/01/2021	1,000,000	1,112,760
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,018,680
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,788,660
Massachusetts State Educational Financial Authority, Tender Option Bond Trust, Ser 2017-XG0139
1.11%, 09/01/2040 (Acquired 06/14/2017 through 06/22/2017, Cost $905,000) (1)	905,000	905,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,584,615
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,221,100

		61,156,880

Michigan - 3.16%
Avondale School District
5.00%, 11/01/2022	600,000	686,478
5.00%, 11/01/2023	680,000	787,828
5.00%, 11/01/2024	800,000	938,248
5.00%, 11/01/2025	785,000	925,099
5.00%, 11/01/2026	765,000	906,318
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,815,074
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,471,038
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,090,220
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	834,150
5.00%, 10/01/2022	800,000	900,488
5.00%, 10/01/2023	500,000	568,650
5.00%, 10/01/2024	765,000	871,289
County of Kent MI
5.00%, 06/01/2028	700,000	850,101
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,296,977
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,413,790
5.00%, 07/01/2036	1,000,000	1,110,720
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,530,682
5.00%, 05/01/2021	1,385,000	1,567,571
Michigan Finance Authority
5.00%, 11/15/2019	75,000	81,204
5.00%, 11/15/2020	65,000	72,354
5.00%, 11/15/2021	175,000	199,474
5.00%, 11/15/2022	275,000	319,905
5.00%, 10/01/2024	3,000,000	3,653,070
5.00%, 10/01/2025	5,000,000	6,167,850
5.00%, 07/01/2030	600,000	683,286
5.00%, 07/01/2033	350,000	383,747
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	2,001,108
Michigan State Hospital Finance Authority
1.63%, 11/01/2027	3,255,000	3,256,823
1.40%, 11/15/2047	7,565,000	7,584,139
1.90%, 11/15/2047	3,000,000	3,022,680
2.40%, 11/15/2047	850,000	868,658
Michigan Strategic Fund
1.45%, 09/01/2030	1,260,000	1,240,924
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,188,030
State of Michigan

	Principal Amount	Value
5.00%, 03/15/2020	1,670,000	1,831,489
5.00%, 03/15/2021	2,700,000	3,047,436
5.00%, 03/15/2022	4,050,000	4,685,810
5.00%, 03/15/2023	2,000,000	2,357,740
5.00%, 03/15/2027	1,000,000	1,237,250
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	262,063
5.00%, 12/01/2019	200,000	216,604
5.00%, 12/01/2020	200,000	222,640
5.00%, 12/01/2021	475,000	542,735
5.00%, 12/01/2022	200,000	232,694
5.00%, 12/01/2023	400,000	471,772
5.00%, 12/01/2024	375,000	447,210
5.00%, 12/01/2027	4,055,000	4,712,153
5.00%, 12/01/2040	4,000,000	4,507,840
5.00%, 12/01/2042	1,000,000	1,095,380

		81,158,789

Minnesota - 0.95%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,287,594
City of Moorhead MN
5.00%, 12/01/2025	775,000	891,893
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,048,940
City of Rochester MN
5.00%, 12/01/2025	850,000	931,719
5.25%, 12/01/2038	1,000,000	1,049,810
State of Minnesota
5.00%, 08/01/2018	2,650,000	2,764,188
5.00%, 11/01/2018	1,830,000	1,926,185
5.00%, 12/01/2018	1,000,000	1,055,720
5.00%, 08/01/2019	2,875,000	3,103,764
5.00%, 08/01/2019	1,060,000	1,144,344
5.00%, 10/01/2019	2,685,000	2,914,380
5.00%, 03/01/2020	1,040,000	1,143,730
5.00%, 06/01/2020	2,345,000	2,599,151
5.00%, 08/01/2021	1,000,000	1,146,180
5.00%, 08/01/2026	1,000,000	1,253,340

		24,260,938

Mississippi - 0.56%
County of Warren MS
6.50%, 09/01/2032	300,000	317,214
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,507,785
4.00%, 10/15/2018	2,100,000	2,173,878
5.00%, 10/15/2019	4,545,000	4,904,691
5.00%, 10/15/2020	1,750,000	1,940,242
5.00%, 10/15/2021	1,300,000	1,474,993
5.00%, 10/15/2022	1,750,000	2,021,023

		14,339,826

Missouri - 0.68%
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	477,416
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,685,273
5.00%, 02/01/2029	1,000,000	1,164,960
5.00%, 02/01/2035	1,000,000	1,093,160
5.00%, 02/01/2036	200,000	226,026
4.00%, 02/01/2040	100,000	101,864
5.00%, 08/01/2040	1,145,000	1,167,488
5.00%, 02/01/2045	300,000	335,865

	Principal Amount	Value
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,624,980
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,088,820
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	500,000	589,420
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,185,000	1,241,216
5.13%, 08/15/2045	200,000	200,186
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,099,080
5.38%, 06/01/2043	2,000,000	2,169,600
University of Missouri
5.00%, 11/01/2019	175,000	190,458

		17,455,812

Montana - 0.05%
City of Kalispell MT
5.25%, 05/15/2037	765,000	796,617
5.25%, 05/15/2047	500,000	517,875

		1,314,492

Nebraska - 0.04%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	986,626

Nevada - 0.96%
City of Las Vegas NV
5.00%, 09/01/2030	1,815,000	2,159,814
Clark County School District
5.00%, 06/15/2018	4,000,000	4,071,920
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	623,745
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	940,274
5.00%, 07/01/2022	400,000	462,228
5.00%, 07/01/2024	1,250,000	1,488,875
5.00%, 07/01/2025	2,220,000	2,671,170
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,659,010
5.00%, 11/01/2032	3,000,000	3,504,060
County of Washoe NV
1.50%, 08/01/2031	1,000,000	989,570
3.00%, 03/01/2036	700,000	731,528
Las Vegas Valley Water District
5.00%, 06/01/2039	2,815,000	3,259,010

		24,561,204

New Hampshire - 0.36%
New Hampshire Business Finance Authority
4.00%, 01/01/2018	545,000	551,147
4.00%, 01/01/2019	565,000	583,063
5.00%, 01/01/2024	720,000	826,690
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (Acquired 06/07/2017, Cost $100,000) (1)(2)(4)	100,000	99,909
4.13%, 07/01/2024 (Acquired 06/07/2017, Cost $255,000) (1)(2)(4)	255,000	254,615
5.25%, 07/01/2027 (Acquired 06/07/2017, Cost $100,000) (1)(2)(4)	100,000	99,769
5.00%, 10/01/2028 (2)(4)	1,580,000	1,815,325
5.00%, 10/01/2032 (2)(4)	2,825,000	3,171,034
6.13%, 07/01/2037 (Acquired 06/07/2017, Cost $100,000) (1)(2)(4)	100,000	100,110
4.00%, 10/01/2038 (2)(4)	115,000	117,041
5.00%, 10/01/2038 (2)(4)	300,000	330,999
6.25%, 07/01/2042 (Acquired 06/07/2017 through 06/12/2017, Cost $700,000) (1)(2)(4)	700,000	705,677
6.13%, 07/01/2052 (Acquired 06/07/2017 through 06/14/2017, Cost $485,690) (1)(2)(4)	495,000	490,412

		9,145,791

	Principal Amount	Value
New Jersey - 3.49%
Borough of Belmar NJ
3.00%, 02/09/2018	2,600,000	2,626,078
Borough of Carteret NJ
2.50%, 06/01/2018	4,050,000	4,097,344
Borough of Collingswood NJ
2.50%, 03/22/2018	1,200,000	1,210,104
Borough of Paulsboro NJ
2.25%, 04/12/2018	1,000,000	1,006,310
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	757,462
City of East Orange NJ
2.50%, 03/26/2018	2,636,500	2,659,622
City of New Brunswick NJ
2.00%, 06/04/2018	2,457,000	2,475,894
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,300,720
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,710,105
4.00%, 01/01/2020	115,000	119,442
5.00%, 01/01/2023	400,000	457,360
5.00%, 03/01/2023	4,045,000	4,327,867
5.00%, 03/01/2024	2,405,000	2,528,449
5.00%, 06/15/2024	2,000,000	2,145,180
5.00%, 06/15/2025	5,190,000	5,561,915
5.50%, 01/01/2027	500,000	582,140
5.63%, 11/15/2030	2,095,000	2,360,772
5.00%, 01/01/2031	500,000	561,675
5.25%, 01/01/2044	190,000	195,569
5.63%, 01/01/2052	2,000,000	2,254,580
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	417,379
5.00%, 07/01/2021	225,000	257,992
5.00%, 06/01/2023	930,000	998,141
5.00%, 07/01/2023	3,390,000	3,882,804
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,302,873
5.00%, 07/01/2021	40,000	44,543
5.00%, 07/01/2022	540,000	611,031
5.00%, 07/01/2023	140,000	160,268
5.00%, 07/01/2024	2,500,000	2,835,175
5.00%, 07/01/2024	110,000	127,222
5.00%, 07/01/2025	1,580,000	1,779,080
5.00%, 07/01/2025	120,000	139,520
5.00%, 07/01/2026	40,000	46,534
5.00%, 07/01/2027	60,000	69,034
5.00%, 07/01/2028	155,000	182,060
5.00%, 07/01/2030	165,000	185,293
5.00%, 07/01/2031	430,000	470,459
5.63%, 07/01/2032	380,000	444,448
5.00%, 07/01/2033	500,000	562,735
5.00%, 07/01/2046	1,000,000	1,092,790
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	534,645
5.50%, 12/01/2021	2,000,000	2,266,480
5.00%, 12/01/2044	1,000,000	1,043,330
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2020	1,325,000	1,410,993
5.00%, 06/15/2022	750,000	815,528
5.25%, 12/15/2022	1,760,000	1,915,918
5.00%, 12/15/2023	2,700,000	2,915,541

	Principal Amount	Value
5.25%, 12/15/2023	3,690,000	4,037,192
5.00%, 06/15/2025	450,000	477,976
0.00%, 12/15/2026	2,600,000	1,725,490
5.00%, 06/15/2027	235,000	256,390
5.00%, 06/15/2029	1,200,000	1,288,500
0.00%, 12/15/2030	2,000,000	1,125,980
New Jersey Turnpike Authority
5.00%, 01/01/2020	1,220,000	1,330,081
Tobacco Settlement Financing Corp./NJ
4.50%, 06/01/2023	965,000	967,123
4.63%, 06/01/2026	2,500,000	2,501,975
4.75%, 06/01/2034	1,000,000	985,740
5.00%, 06/01/2041	4,470,000	4,378,186
Township of West Deptford NJ
2.25%, 04/12/2018	1,000,000	1,006,310

		89,531,347

New Mexico - 0.33%
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	984,040
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	592,224
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020	3,000,000	2,992,410
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,770,356

		8,339,030

New York - 10.41%
Binghamton City School District
2.50%, 11/17/2017	800,000	803,976
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2017	50,000	50,047
5.00%, 07/15/2020	140,000	155,802
5.00%, 07/15/2021	300,000	342,375
5.00%, 07/15/2022	175,000	203,066
5.00%, 07/15/2023	150,000	175,794
5.00%, 07/15/2024	250,000	295,687
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	228,682
5.00%, 08/01/2023	230,000	266,400
5.00%, 01/01/2035 (Acquired 09/23/2015, Cost $3,157,346) (1)	3,000,000	3,228,600
Canton Central School District
2.25%, 06/29/2018	700,000	706,734
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031	1,100,000	1,105,324
City of Binghamton NY
2.50%, 04/20/2018	5,647,617	5,705,336
City of New York NY
5.00%, 08/01/2017	6,365,000	6,383,522
4.00%, 08/01/2018	1,165,000	1,202,327
5.00%, 08/01/2018	3,850,000	4,014,241
5.00%, 08/01/2021	6,000,000	6,861,720
5.00%, 08/01/2022	1,065,000	1,245,720
1.46%, 08/01/2025	500,000	499,435
5.00%, 08/01/2027	400,000	479,856
5.00%, 08/01/2027	2,975,000	3,604,926
5.00%, 08/01/2028	3,975,000	4,790,471
5.00%, 08/01/2028	5,675,000	6,831,111
5.00%, 08/01/2028	700,000	850,073
0.91%, 08/01/2034	5,000,000	5,000,000
City of Yonkers NY
2.25%, 11/17/2017	3,100,000	3,110,137

	Principal Amount	Value
4.00%, 07/01/2018	2,000,000	2,056,320
5.00%, 09/01/2022	2,350,000	2,728,467
5.00%, 09/01/2025	1,015,000	1,224,344
Copiague Union Free School District
2.25%, 03/30/2018	3,600,000	3,627,324
County of Broome NY
2.50%, 05/04/2018	4,400,000	4,447,520
County of Erie NY
5.00%, 09/15/2017	550,000	554,323
5.00%, 06/01/2018	500,000	518,110
5.00%, 09/15/2018	365,000	382,159
5.00%, 06/01/2019	1,000,000	1,072,640
5.00%, 09/15/2019	500,000	541,080
5.00%, 06/01/2020	500,000	553,130
5.00%, 09/15/2020	350,000	390,586
5.00%, 06/01/2021	750,000	852,495
5.00%, 09/15/2021	225,000	257,661
5.00%, 06/01/2025	1,000,000	1,222,360
County of Rockland NY
2.50%, 03/22/2018	600,000	604,710
4.00%, 01/01/2021	1,100,000	1,186,449
County of Suffolk NY
2.00%, 07/26/2017	13,400,000	13,408,308
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	453,836
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	130,306
0.00%, 01/01/2055	710,000	533,011
5.00%, 01/01/2056	485,000	493,429
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	1,989,680
Long Island Power Authority
5.00%, 09/01/2024	2,735,000	3,166,692
Lyons Central School District
2.25%, 06/29/2018	600,000	605,598
Metropolitan Transportation Authority
5.00%, 11/15/2019	1,290,000	1,403,004
5.00%, 11/15/2019	2,005,000	2,180,638
5.00%, 11/15/2020	2,000,000	2,240,260
5.00%, 11/15/2021	500,000	574,465
5.00%, 11/15/2021	640,000	735,315
1.36%, 11/01/2026	3,000,000	2,999,040
1.33%, 11/01/2032	1,000,000	1,001,000
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,628,040
Nassau County Industrial Development Agency
6.50%, 01/01/2034	627,500	640,245
6.70%, 01/01/2049	293,750	295,468
New York City Industrial Development Agency
5.00%, 07/01/2019	1,000,000	1,058,930
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,736,278
5.00%, 02/01/2019	1,000,000	1,061,160
5.00%, 11/01/2021	1,000,000	1,153,090
1.00%, 11/01/2022	1,550,000	1,550,000
1.20%, 11/01/2022	5,260,000	5,260,000
5.00%, 11/01/2028	1,500,000	1,806,285
5.00%, 11/01/2029	2,000,000	2,368,660
5.00%, 02/01/2030	4,480,000	5,323,853
5.00%, 02/01/2041	200,000	228,648
New York City Water & Sewer System

	Principal Amount	Value
5.00%, 06/15/2031	6,075,000	7,201,183
1.02%, 06/15/2032	3,000,000	3,000,000
5.25%, 06/15/2047	1,250,000	1,484,263
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,510,660
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,845,213
5.38%, 11/15/2040 (Acquired 09/15/2015, Cost $1,559,617) (1)	1,500,000	1,654,395
5.00%, 11/15/2044 (Acquired 09/18/2015, Cost $1,509,178) (1)	1,500,000	1,613,535
5.75%, 11/15/2051	2,000,000	2,293,480
New York State Dormitory Authority
5.00%, 03/15/2018	4,000,000	4,114,760
5.00%, 08/15/2018	1,425,000	1,489,766
4.00%, 12/01/2018 (Acquired 02/08/2017, Cost $307,992) (1)	300,000	308,001
5.00%, 03/15/2019	3,500,000	3,734,220
4.00%, 12/01/2019 (Acquired 02/08/2017, Cost $518,652) (1)	500,000	521,180
5.00%, 03/15/2021	2,000,000	2,270,500
4.00%, 12/01/2021 (Acquired 02/08/2017, Cost $524,523) (1)	500,000	533,660
5.00%, 07/01/2022	250,000	291,492
5.00%, 12/01/2022 (Acquired 02/08/2017, Cost $990,250) (1)	900,000	1,013,517
5.00%, 07/01/2023	250,000	296,768
5.00%, 12/15/2023	1,000,000	1,181,650
5.00%, 05/01/2024	4,870,000	5,810,592
5.00%, 07/01/2024	250,000	301,750
5.00%, 07/01/2025	250,000	305,310
5.00%, 03/15/2027	2,500,000	3,008,450
5.00%, 10/01/2028	1,735,000	2,131,569
5.00%, 10/01/2029	1,430,000	1,743,828
5.00%, 10/01/2030	1,910,000	2,311,940
5.00%, 02/15/2031	5,000,000	5,975,050
5.25%, 03/15/2033	5,000,000	5,988,050
New York State Environmental Facilities Corp.
5.00%, 06/15/2019	2,300,000	2,474,156
5.00%, 06/15/2021	2,550,000	2,918,756
New York State Thruway Authority
5.00%, 05/01/2019	25,325,000	27,065,587
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	683,081
5.00%, 03/15/2020	3,215,000	3,535,793
5.00%, 03/15/2021	500,000	565,495
5.00%, 03/15/2023	700,000	828,128
5.00%, 03/15/2024	400,000	481,744
5.00%, 03/15/2035	2,800,000	3,213,896
New York Transportation Development Corp.
5.00%, 01/01/2023	125,000	142,925
5.00%, 08/01/2026	1,000,000	1,073,280
5.00%, 08/01/2031	3,475,000	3,698,165
5.00%, 07/01/2041	2,300,000	2,496,581
5.00%, 07/01/2046	800,000	863,248
Port Authority of New York & New Jersey
5.00%, 09/01/2017	3,000,000	3,018,600
5.00%, 10/15/2033	3,500,000	4,013,415
Sales Tax Asset Receivable Corp.
5.00%, 10/15/2017	1,500,000	1,517,160
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	342,732
5.00%, 07/01/2028	1,750,000	1,905,278
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	130,308
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	508,915

	Principal Amount	Value
TSASC, Inc./NY
5.00%, 06/01/2024	800,000	932,128
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	532,450
Wappingers Central School District
1.50%, 10/31/2017	500,000	500,670
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	166,038

		266,929,590

North Carolina - 2.41%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,688,220
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,224,140
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,508,373
County of Forsyth NC
5.00%, 03/01/2021	860,000	976,109
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,683,207
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,129,600
5.00%, 12/01/2021	2,050,000	2,374,474
County of New Hanover NC
5.00%, 10/01/2021	1,000,000	1,142,220
5.00%, 10/01/2022	1,000,000	1,165,180
5.00%, 10/01/2023	1,125,000	1,330,605
5.00%, 10/01/2034	1,000,000	1,162,650
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,667,772
5.00%, 09/01/2021	350,000	402,640
5.00%, 12/01/2027	3,785,000	4,695,217
Mecklenburg County Public Facilities Corp.
5.00%, 03/01/2024	2,600,000	2,766,478
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	536,810
5.00%, 06/01/2021	500,000	554,250
1.30%, 06/01/2038	500,000	499,950
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,057,940
5.00%, 01/01/2021	1,420,000	1,502,275
5.00%, 01/01/2021	1,965,000	2,216,323
5.00%, 01/01/2026	5,000,000	5,289,700
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,582
5.00%, 10/01/2020	20,000	21,609
5.00%, 10/01/2021	25,000	27,370
5.00%, 10/01/2022	40,000	44,113
5.00%, 10/01/2023	30,000	33,119
5.00%, 10/01/2024	35,000	38,611
5.00%, 10/01/2025	25,000	27,456
5.00%, 10/01/2030	400,000	456,476
5.00%, 10/01/2030	2,100,000	2,204,412
5.00%, 10/01/2031	225,000	255,229
6.25%, 07/01/2035	1,000,000	1,134,080
0.88%, 10/01/2035	1,400,000	1,400,000
5.00%, 10/01/2036 (2)(4)	330,000	384,532
5.00%, 09/01/2037	2,000,000	2,071,600
5.00%, 10/01/2037	250,000	257,438
4.88%, 07/01/2040	550,000	570,806
North Carolina Municipal Power Agency No 1

	Principal Amount	Value
5.00%, 01/01/2020	1,100,000	1,203,499
5.00%, 01/01/2025	2,935,000	3,105,054
5.00%, 01/01/2026	2,515,000	2,660,719
North Carolina Turnpike Authority
5.00%, 01/01/2020	350,000	378,711
5.00%, 01/01/2027	530,000	639,291
5.00%, 01/01/2032	1,000,000	1,156,900
5.00%, 07/01/2051	1,700,000	1,833,909
State of North Carolina
5.00%, 05/01/2018	800,000	826,712
5.00%, 06/01/2020	1,360,000	1,509,450

		61,830,811

Ohio - 1.78%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	612,144
5.25%, 11/15/2032	645,000	741,047
5.25%, 11/15/2033	1,770,000	2,024,420
American Municipal Power, Inc.
5.00%, 02/15/2046	740,000	835,356
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	3,000,000	3,005,700
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,238,413
City of Columbus OH
5.00%, 07/01/2020	1,040,000	1,154,608
City of Lakewood OH
2.00%, 04/02/2018	1,400,000	1,409,072
City of Trenton OH Water System Revenue
2.00%, 12/01/2017	285,000	285,499
2.00%, 12/01/2018	265,000	266,168
Clermont County Port Authority
5.00%, 12/01/2029	750,000	864,870
5.00%, 12/01/2030	850,000	975,417
5.00%, 12/01/2031	650,000	742,794
County of Belmont OH
1.38%, 08/31/2017	400,000	400,020
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,928,500
5.50%, 02/15/2052	1,000,000	1,105,200
5.50%, 02/15/2057	1,000,000	1,095,230
County of Hamilton OH
4.00%, 01/01/2021	450,000	478,751
5.00%, 01/01/2022	465,000	519,484
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	820,470
Ohio Air Quality Development Authority
3.75%, 12/01/2023	2,000,000	866,180
Ohio Housing Finance Agency
0.85%, 08/01/2017	2,000,000	1,999,720
Ohio Water Development Authority
4.00%, 12/01/2033	2,285,000	994,683
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	490,430
6.00%, 12/01/2042	550,000	608,493
5.50%, 12/01/2043	1,000,000	1,079,960
State of Ohio
4.00%, 09/01/2021	3,980,000	4,407,890
1.70%, 11/01/2022	3,000,000	3,004,260
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,573,388
University of Cincinnati

	Principal Amount	Value
5.00%, 06/01/2027	2,000,000	2,423,480
5.00%, 06/01/2028	250,000	304,030
5.00%, 06/01/2029	400,000	482,556

		45,738,233

Oklahoma - 0.91%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,686,180
5.00%, 09/01/2027	1,000,000	1,194,330
5.00%, 09/01/2028	1,000,000	1,182,710
Canadian County Oklahoma Educational Facilities
5.00%, 09/01/2026	1,395,000	1,687,587
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,037,440
5.00%, 06/01/2023	500,000	585,240
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,871,326
Garvin County Educational Facilities Authority
4.00%, 09/01/2017	500,000	502,245
5.00%, 12/01/2024	515,000	606,840
5.00%, 12/01/2025	545,000	645,405
5.00%, 12/01/2026	320,000	379,872
Norman Regional Hospital Authority
4.00%, 09/01/2018	125,000	128,035
5.00%, 09/01/2020	350,000	381,132
5.00%, 09/01/2021	325,000	361,192
5.00%, 09/01/2022	325,000	367,569
Oklahoma County Finance Authority
5.70%, 04/01/2025	595,000	595,738
5.13%, 04/01/2042	1,900,000	1,898,518
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,076,316
4.00%, 12/01/2022	530,000	590,632
4.00%, 06/01/2023	1,305,000	1,458,090
3.00%, 06/01/2024	1,750,000	1,851,850
4.00%, 06/01/2024	380,000	427,724
Tulsa County Industrial Authority
1.30%, 05/01/2020	1,000,000	1,001,430
5.00%, 11/15/2023	230,000	256,864
5.00%, 11/15/2029	400,000	436,000

		23,210,265

Oregon - 0.48%
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,493,620
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	230,762
5.00%, 09/01/2032	270,000	309,903
5.00%, 09/01/2046	1,000,000	1,119,060
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,138,030
5.00%, 07/01/2033	3,485,000	3,954,220
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,143,060

		12,388,655

Pennsylvania - 5.89%
Allentown Pennsylvania Neighborhood Improvement Refunding Project
5.00%, 05/01/2032	1,275,000	1,346,846
Capital Region Water
5.00%, 07/15/2023	1,750,000	2,057,457
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	511,051
5.00%, 07/15/2028	350,000	420,287

	Principal Amount	Value
Central Greene School District
5.00%, 02/15/2018	860,000	880,958
City of Philadelphia PA
5.00%, 08/01/2017	2,000,000	2,005,480
5.00%, 08/01/2023	4,000,000	4,655,280
5.00%, 07/15/2026	2,475,000	2,856,645
5.00%, 08/01/2028	6,000,000	6,975,600
Coatesville School District
5.00%, 08/01/2025	900,000	1,071,450
Commonwealth Financing Authority
5.00%, 06/01/2025	1,500,000	1,809,150
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,237,227
5.00%, 11/01/2020	2,800,000	3,075,968
5.00%, 02/01/2021	1,400,000	1,570,702
5.00%, 08/15/2021	1,015,000	1,154,278
5.00%, 11/01/2021	2,000,000	2,244,400
5.00%, 02/01/2022	1,470,000	1,686,575
5.00%, 09/15/2022	1,750,000	2,033,868
5.00%, 02/01/2023	1,440,000	1,680,638
5.00%, 03/15/2023	9,970,000	11,664,800
5.00%, 02/01/2024	1,620,000	1,917,772
5.00%, 09/15/2026	1,000,000	1,209,610
5.00%, 03/15/2031	430,000	494,393
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,771,004
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	172,847
Dauphin County General Authority
5.00%, 06/01/2020	815,000	894,251
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,332,482
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,269,114
Delaware Valley Regional Finance Authority
5.75%, 07/01/2017	3,000,000	3,000,000
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,988,563
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	861,583
5.00%, 07/01/2031	450,000	484,956
5.00%, 07/01/2045	1,970,000	2,103,527
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2023 (2)(4)	50,000	57,330
5.00%, 10/01/2028 (2)(4)	1,000,000	1,116,620
5.00%, 10/01/2036 (2)(4)	1,000,000	1,076,530
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,701,325
5.25%, 01/01/2040	1,510,000	1,515,542
5.38%, 01/01/2050	500,000	502,595
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	508,199
5.50%, 08/15/2040	125,000	131,140
Octorara Area School District
5.00%, 06/01/2018	375,000	388,444
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,070,630
1.25%, 08/01/2045	3,500,000	3,499,895
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,309,480
5.00%, 06/15/2024	3,005,000	3,584,394

	Principal Amount	Value
5.00%, 06/15/2024	1,000,000	1,192,810
5.00%, 06/15/2025	1,855,000	2,234,552
1.20%, 11/01/2031	2,355,000	2,352,056
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,725,992
5.00%, 09/01/2021	1,400,000	1,607,508
5.00%, 09/01/2022	2,295,000	2,696,809
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,349,700
5.00%, 06/01/2029	310,000	363,137
Reading School District
5.00%, 02/01/2018	1,450,000	1,479,493
5.00%, 02/01/2019	1,660,000	1,748,711
5.00%, 02/01/2020	1,000,000	1,082,610
5.00%, 02/01/2020	1,000,000	1,082,610
5.00%, 02/01/2021	1,000,000	1,109,040
5.00%, 02/01/2022	1,920,000	2,174,803
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,529,616
School District of Philadelphia/The
5.00%, 09/01/2018	150,000	155,501
5.25%, 09/01/2023	1,750,000	1,901,620
5.00%, 09/01/2030	4,000,000	4,413,520
5.00%, 09/01/2031	1,000,000	1,098,480
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,700,585
5.00%, 12/01/2022	7,370,000	8,399,515
5.00%, 04/01/2023	2,500,000	2,746,925
5.00%, 06/15/2025	3,000,000	3,518,280
5.00%, 06/01/2026	180,000	202,194
5.00%, 06/01/2029	500,000	579,355
5.00%, 12/01/2029	2,000,000	2,318,440
5.25%, 09/15/2030	1,000,000	1,110,800
5.00%, 12/01/2032	3,060,000	3,493,449
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	485,578
Unionville-Chadds Ford School District
5.00%, 06/01/2026	1,000,000	1,236,170

		150,990,745

Puerto Rico - 0.20%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	484,524
6.13%, 07/01/2024	420,000	353,325
5.25%, 07/01/2042	1,500,000	1,166,250
5.13%, 07/01/2047	1,000,000	1,019,410
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,536,525
5.50%, 07/01/2019	500,000	526,400
5.25%, 07/01/2027	145,000	162,720

		5,249,154

Rhode Island - 0.40%
City of East Providence RI
2.00%, 07/27/2017	700,000	700,476
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,304,052
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,112,914
5.00%, 06/15/2020	3,200,000	3,519,168
5.00%, 06/15/2021	625,000	705,344
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	801,065

	Principal Amount	Value
5.00%, 05/15/2034	600,000	651,816
5.00%, 09/01/2036	100,000	110,666
5.00%, 05/15/2039	600,000	645,282
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	605,760

		10,156,543

South Carolina - 0.76%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	527,512
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	661,834
4.00%, 12/01/2021	1,895,000	2,033,240
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,247,408
South Carolina Jobs-Economic Development Authority
2.25%, 05/01/2019 (Acquired 06/02/2017, Cost $2,000,000) (1)	2,000,000	1,999,260
South Carolina Public Service Authority
5.00%, 12/01/2021	905,000	1,017,645
5.00%, 12/01/2021	2,000,000	2,248,940
5.00%, 12/01/2035	1,500,000	1,673,805
5.00%, 12/01/2050	2,655,000	2,883,861
South Carolina State Housing Finance & Development Authority
1.05%, 01/01/2019	3,500,000	3,500,000
State of South Carolina
5.00%, 10/01/2020	975,000	1,092,566
University of South Carolina
4.00%, 05/01/2031	500,000	546,175

		19,432,246

South Dakota - 0.21%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	754,950
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	452,556
5.00%, 09/01/2019	300,000	322,818
5.00%, 11/01/2029	800,000	918,896
5.00%, 11/01/2030	1,000,000	1,143,080
5.00%, 11/01/2042	145,000	157,519
5.00%, 11/01/2045	1,500,000	1,659,975

		5,409,794

Tennessee - 1.23%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,306,030
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	508,525
3.00%, 10/01/2019	600,000	616,098
5.00%, 10/01/2021	1,000,000	1,119,080
5.00%, 10/01/2022	325,000	369,590
5.00%, 10/01/2030	500,000	558,460
5.00%, 10/01/2032	1,215,000	1,344,082
5.00%, 10/01/2035	2,260,000	2,465,140
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,500,420
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,133,360
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,077,799
5.00%, 04/01/2024	1,000,000	1,152,060
5.00%, 04/01/2027	1,740,000	2,043,091
Lewisburg Industrial Development Board
1.25%, 07/02/2035 (4)	1,500,000	1,500,000
Shelby County Health Educational & Housing Facilities Board

	Principal Amount	Value
5.00%, 09/01/2037	1,590,000	1,612,053
State of Tennessee
5.00%, 08/01/2018	1,000,000	1,043,090
5.00%, 08/01/2021	1,595,000	1,828,843
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2019	1,100,000	1,161,600
5.25%, 09/01/2019	1,750,000	1,893,132
5.00%, 02/01/2023	1,310,000	1,504,221
5.25%, 09/01/2023	600,000	706,266
5.00%, 02/01/2027	2,725,000	3,210,105

		31,653,045

Texas - 9.73%
Alamito Public Facility Corp.
1.00%, 10/01/2018	700,000	699,405
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,069,010
4.00%, 02/15/2021	715,000	780,709
4.00%, 02/15/2022	665,000	739,061
4.00%, 02/15/2023	1,000,000	1,126,520
3.00%, 11/01/2046	2,100,000	2,169,090
Aledo Independent School District
5.00%, 02/15/2043	475,000	546,587
Austin Affordable Public Facility Corp, Inc.
1.15%, 11/01/2019	1,000,000	1,001,560
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	282,403
5.00%, 01/01/2025	150,000	172,584
5.00%, 01/01/2028	400,000	469,588
5.00%, 01/01/2029	425,000	495,486
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	566,753
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038	1,000,000	1,030,260
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	500,000	570,975
5.00%, 01/01/2022	990,000	1,130,530
5.00%, 01/01/2024	175,000	206,437
5.00%, 01/01/2025	225,000	267,921
5.00%, 01/01/2026	150,000	180,036
5.00%, 01/01/2028	150,000	176,257
5.00%, 01/01/2034	1,475,000	1,673,019
4.00%, 01/01/2041	750,000	738,758
6.00%, 01/01/2041	2,125,000	2,457,244
5.00%, 01/01/2042	1,335,000	1,471,263
5.00%, 01/01/2046	1,600,000	1,774,880
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,760,575
City of Austin TX
5.00%, 09/01/2019	610,000	659,923
5.00%, 09/01/2033	2,920,000	3,422,415
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	281,178
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,514,551
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	640,330
5.00%, 10/01/2028	2,750,000	3,299,560
5.00%, 10/01/2031	800,000	955,264
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,728,034
City of Garland TX Water & Sewer System Revenue

	Principal Amount	Value
5.00%, 03/01/2028	700,000	849,240
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,500,000
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2021	200,000	221,998
5.00%, 11/15/2022	200,000	236,020
5.00%, 11/15/2023	225,000	269,714
0.91%, 05/15/2034	10,000,000	10,000,000
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,061,480
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2018	4,000,000	4,092,920
5.00%, 02/01/2020	1,000,000	1,096,390
5.00%, 02/01/2020	600,000	657,834
5.00%, 02/01/2023	4,000,000	4,721,880
3.00%, 12/01/2045	5,000,000	5,222,400
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,121,150
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,687,280
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,482,381
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,130,380
Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,324,679
5.00%, 02/15/2027	470,000	575,985
0.90%, 02/15/2040	1,535,000	1,533,649
3.00%, 02/15/2040	4,000,000	4,008,800
3.00%, 02/15/2040	5,000,000	5,111,050
5.00%, 02/15/2044	1,100,000	1,247,169
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,280,658
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,584,917
5.00%, 02/15/2022	7,665,000	8,866,259
Dallas Independent School District
5.00%, 02/15/2036	5,485,000	6,302,320
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,144,880
Dallas Performing Arts Cultural Facilities Corp.
0.91%, 09/01/2041	3,915,000	3,915,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,013,070
5.00%, 11/01/2018	1,275,000	1,340,280
5.00%, 11/01/2023	245,000	286,520
5.00%, 11/01/2038	3,110,000	3,389,060
Del Rio Housing Facility Corp.
1.35%, 06/01/2021	3,000,000	2,993,820
Fort Worth Independent School District
5.00%, 02/15/2026	1,365,000	1,683,687
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,130,000
5.00%, 02/15/2022	1,000,000	1,158,650
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,536,559
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2018	3,000,000	3,105,900
5.00%, 01/01/2043	180,000	184,156
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,213,150

	Principal Amount	Value
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,888,755
Houston Independent School District
5.00%, 02/15/2025	1,000,000	1,224,170
1.38%, 06/01/2037	775,000	774,116
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	286,437
5.25%, 11/01/2040	3,015,000	3,298,591
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,177,856
5.00%, 05/15/2020	340,000	374,272
5.00%, 05/15/2021	800,000	905,216
5.00%, 05/15/2022	1,025,000	1,184,654
Midlothian Independent School District
2.50%, 08/01/2052	2,000,000	2,032,260
Mission Economic Development Corp.
5.75%, 10/01/2031 (Acquired 05/09/2016 through 05/23/2016, Cost $2,343,824) (1)	2,250,000	2,358,338
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2031	335,000	370,135
5.00%, 11/01/2031	1,000,000	1,084,480
5.00%, 07/01/2035	2,100,000	2,266,173
5.00%, 04/01/2036	355,000	384,202
5.00%, 11/01/2040	1,100,000	1,162,876
5.00%, 07/01/2047	1,075,000	1,144,079
5.00%, 04/01/2048	1,250,000	1,333,375
5.50%, 11/15/2052	150,000	139,862
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	584,194
North East Independent School District/TX
1.42%, 08/01/2040	600,000	595,524
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	545,625
5.00%, 09/01/2020	1,445,000	1,608,184
5.00%, 01/01/2022	325,000	372,648
5.00%, 01/01/2023	3,500,000	4,092,550
5.00%, 01/01/2023	235,000	274,785
5.00%, 01/01/2031	1,900,000	2,163,264
5.00%, 01/01/2033	3,150,000	3,587,724
5.00%, 01/01/2036	550,000	626,566
5.00%, 01/01/2039	170,000	193,259
6.25%, 01/01/2039	65,000	69,441
6.25%, 01/01/2039	275,000	295,353
5.00%, 01/01/2040	2,000,000	2,229,860
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	283,490
Plano Independent School District
5.00%, 02/15/2018	820,000	840,697
5.00%, 02/15/2020	550,000	603,653
5.00%, 02/15/2021	550,000	621,500
5.00%, 02/15/2022	1,225,000	1,419,346
State of Texas
5.00%, 08/01/2018	1,325,000	1,382,240
5.00%, 04/01/2019	2,000,000	2,135,160
5.00%, 08/01/2019	2,815,000	3,040,200
5.00%, 10/01/2019	1,950,000	2,117,486
5.00%, 04/01/2020	2,000,000	2,205,060
5.00%, 04/01/2020	2,845,000	2,930,549
2.00%, 08/01/2025	1,100,000	1,100,484
5.00%, 04/01/2027	5,000,000	6,133,750
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	1,836,415

	Principal Amount	Value
5.00%, 11/15/2040	1,800,000	1,886,292
8.25%, 11/15/2044	500,000	530,310
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	515,795
1.54%, 12/15/2026	1,250,000	1,181,200
6.25%, 12/15/2026	7,585,000	9,263,257
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,266,640
5.00%, 12/15/2032	3,000,000	3,292,800
Texas State University System
5.00%, 03/15/2026	800,000	984,840
5.00%, 03/15/2029	610,000	739,345
5.00%, 03/15/2032	1,325,000	1,574,590
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	5,998,450
The University of Texas System
5.00%, 08/15/2021	505,000	579,947
5.00%, 08/15/2026	1,750,000	2,178,540
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	195,000	219,326
University of Houston
5.00%, 02/15/2030	860,000	1,019,711
University of Texas System/The
5.25%, 08/15/2018	1,170,000	1,225,587
5.00%, 08/15/2021	3,000,000	3,445,230

		249,520,165

Utah - 0.41%
City of Murray UT
0.87%, 05/15/2037	2,485,000	2,485,000
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2022	1,500,000	1,733,355
5.00%, 07/01/2026	1,700,000	2,055,368
Salt Lake City Utah Airport Revenue, Tender Option Bond Trust, Ser 2017-XM0493
1.18%, 07/01/2047 (Acquired 02/23/2017, Cost $1,500,000) (1)	1,500,000	1,500,000
Salt Lake City Utah Airport Revenue, Tender Option Bond Trust, Ser 2017-XM0506
1.16%, 07/01/2042 (Acquired 05/10/2017, Cost $2,600,000) (1)	2,600,000	2,600,000
Salt Lake City Utah Airport Revenue, Tender Option Bond Trust, Ser 2017-ZF0540
1.11%, 01/01/2025 (Acquired 02/23/2017, Cost $200,000) (1)	200,000	200,000

		10,573,723

Vermont - 0.12%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,112,010
5.00%, 10/15/2029	890,000	972,779
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	917,784

		3,002,573

Virgin Islands - 0.12%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032 (Acquired 09/14/2015 through 09/18/2015, Cost $3,227,522) (1)	3,000,000	3,187,410

Virginia - 2.72%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,000,000	1,105,860
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	212,216
City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,398,342
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,013,100
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,820,531
5.00%, 08/15/2023	1,850,000	2,225,365

	Principal Amount	Value
County of Botetourt VA
4.75%, 07/01/2023	100,000	104,629
6.00%, 07/01/2034	1,500,000	1,637,670
County of Isle Wight VA
4.00%, 04/01/2020	700,000	751,023
County of Loudoun VA
5.00%, 12/01/2023	825,000	996,724
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,327,515
5.00%, 05/15/2044	975,000	1,095,032
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	565,580
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,095,490
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,013,630
5.00%, 07/01/2047	2,000,000	2,022,840
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	721,607
Prince William County Industrial Development Authority
1.35%, 07/01/2019	2,000,000	2,002,780
Richmond Metropolitan Transportation Authority/The Expressway System Revenue
5.25%, 07/15/2017	100,000	100,103
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	170,848
5.00%, 06/15/2033	150,000	167,756
5.00%, 06/15/2034	500,000	555,525
4.00%, 06/15/2037	50,000	50,600
Virginia College Building Authority
5.00%, 02/01/2018	5,000,000	5,116,150
5.00%, 09/01/2023	1,000,000	1,194,570
5.00%, 07/01/2030 (Acquired 12/17/2015, Cost $521,120) (1)	500,000	545,530
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $1,000,000) (1)	1,000,000	1,038,170
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $500,000) (1)	500,000	518,990
Virginia Commonwealth Transportation Board
5.00%, 05/15/2020	1,365,000	1,509,485
5.00%, 05/15/2021	2,280,000	2,592,725
5.00%, 05/15/2022	2,000,000	2,328,820
Virginia Public School Authority
5.00%, 07/15/2018	1,510,000	1,572,710
5.00%, 08/01/2018	1,480,000	1,543,611
5.00%, 07/15/2020	3,000,000	3,340,500
5.00%, 08/01/2021	6,000,000	6,866,820
5.00%, 08/01/2022	2,505,000	2,944,803
5.00%, 08/01/2022	1,000,000	1,171,830
Virginia Resources Authority
5.00%, 11/01/2021	1,800,000	2,076,372
Virginia Small Business Financing Authority
5.00%, 11/01/2019	1,100,000	1,194,787
5.00%, 01/01/2040	1,860,000	1,949,689
5.50%, 01/01/2042	3,725,000	4,086,362
Wise County Industrial Development Authority
1.88%, 11/01/2040	5,000,000	5,021,800

		69,768,490

Washington - 2.19%
City of Kent WA
5.00%, 12/01/2027	695,000	851,542
5.00%, 12/01/2028	860,000	1,045,949
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	536,875
Clark County Public Utility District No 1

	Principal Amount	Value
5.00%, 01/01/2022	425,000	489,702
5.00%, 01/01/2023	750,000	881,265
County of King WA Sewer Revenue
0.95%, 01/01/2032	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,039,450
5.00%, 07/01/2027	1,000,000	1,211,380
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,200,560
Pierce County School District No 3 Puyallup
5.00%, 12/01/2032	1,000,000	1,201,550
Port of Seattle WA
5.00%, 03/01/2021	900,000	1,016,343
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,891,820
State of Washington
5.00%, 01/01/2019	2,000,000	2,117,100
5.00%, 07/01/2019	3,150,000	3,390,030
5.00%, 08/01/2019	730,000	787,933
5.00%, 02/01/2020	2,420,000	2,652,610
5.00%, 07/01/2021	1,200,000	1,370,424
5.00%, 08/01/2021	2,000,000	2,288,940
5.00%, 08/01/2027	235,000	289,045
5.00%, 08/01/2027	550,000	667,365
5.00%, 08/01/2028	235,000	286,669
5.00%, 08/01/2030	235,000	282,830
5.00%, 07/01/2031	5,000,000	5,856,050
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,160,833
5.00%, 10/01/2021	1,510,000	1,728,104
1.96%, 01/01/2042	5,000,000	4,988,650
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,075,819
Washington State Housing Finance Commission
4.00%, 07/01/2026 (Acquired 07/21/2016, Cost $1,451,918) (1)	1,425,000	1,432,467
5.00%, 07/01/2031 (Acquired 07/21/2016, Cost $1,074,887) (1)	1,000,000	1,045,640

		56,036,945

West Virginia - 0.37%
County of Pleasants WV
5.25%, 10/15/2037	1,645,000	1,606,754
School Building Authority of West Virginia
5.00%, 07/01/2020	500,000	553,545
5.00%, 07/01/2022	695,000	809,258
5.00%, 07/01/2024	500,000	603,500
West Virginia Economic Development Authority
1.20%, 02/01/2018	3,500,000	3,497,830
5.38%, 12/01/2038	885,000	972,951
1.70%, 01/01/2041	1,515,000	1,501,168

		9,545,006

Wisconsin - 0.75%
County of La Crosse WI
3.00%, 10/01/2017	510,000	512,565
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	659,878
5.00%, 11/15/2032	500,000	575,760
Public Finance Authority
5.00%, 05/15/2021 (Acquired 04/07/2017, Cost $199,624) (1)(2)(4)	185,000	201,478
3.00%, 11/15/2022 (Acquired 04/07/2017, Cost $90,000) (1)(2)(4)	90,000	90,284
3.50%, 11/15/2023 (Acquired 04/07/2017, Cost $65,000) (1)(2)(4)	65,000	65,617
3.95%, 11/15/2024 (Acquired 04/07/2017, Cost $50,000) (1)(2)(4)	50,000	50,923
5.00%, 12/01/2025	500,000	567,415

	Principal Amount	Value
4.13%, 05/01/2026 (Acquired 05/12/2016, Cost $800,000) (1)	800,000	794,408
6.25%, 08/01/2027 (Acquired 06/22/2017 through 06/26/2017, Cost $1,003,117) (1)	1,000,000	1,026,240
5.00%, 05/15/2028 (Acquired 04/07/2017, Cost $211,657) (1)(2)(4)	200,000	219,858
4.00%, 08/01/2035 (2)(4)	2,750,000	2,657,077
5.25%, 05/15/2037 (Acquired 04/07/2017, Cost $519,908) (1)(2)(4)	500,000	540,320
5.00%, 01/01/2042	600,000	606,924
5.25%, 05/15/2042 (Acquired 04/07/2017, Cost $62,101) (1)(2)(4)	60,000	64,388
5.25%, 05/15/2047 (Acquired 04/07/2017, Cost $61,721) (1)(2)(4)	60,000	64,090
5.25%, 05/15/2052 (Acquired 04/07/2017, Cost $117,666) (1)(2)(4)	115,000	122,366
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,033,130
5.00%, 05/01/2020	1,600,000	1,769,440
5.00%, 11/01/2020	2,005,000	2,251,475
5.00%, 05/01/2034	2,000,000	2,333,160
Wisconsin Health & Educational Facilities Authority
5.00%, 12/01/2022	560,000	644,073
4.00%, 02/15/2025	270,000	301,066
4.00%, 02/15/2026	510,000	561,882
5.00%, 02/15/2027	300,000	351,129
4.00%, 02/15/2031	460,000	487,099
4.00%, 02/15/2033	550,000	575,184

		19,127,229

Total Municipal Bonds (Cost $2,440,064,634)		$2,454,551,763

	Shares	Value
SHORT-TERM INVESTMENTS - 3.72%
Money Market Funds - 3.72%
Fidelity Institutional Money Market Government Funds - Class I, 0.81% (3)	47,660,254	$47,660,254
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.84% (3)	47,654,460	47,654,460

Total Short-Term Investments (Cost $95,314,714)		$95,314,714

TOTAL INVESTMENTS IN SECURITIES - 99.43%
(Cost $2,535,379,348)		$2,549,866,477
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.57%		14,707,025

TOTAL NET ASSETS - 100.00%		$2,564,573,502

Percentages are stated as a percent of net assets.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $46,540,887, which represents 1.81% of total net assets.
(2)	Security is treated as illiquid by the Fund. The value of these securities total $19,408,965, which represents 0.76% of total net assets.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $20,908,965, which represents 0.82% of total net assets.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS - 95.36%
Consumer Discretionary - 16.34%
Adidas AG	64,769	$12,419,404
Advance Auto Parts, Inc.	684	79,748
Amazon.com, Inc. (1)	128,696	124,577,728
AMC Networks, Inc. (1)	1,830	97,740
Aramark	3,607	147,815
AutoZone, Inc. (1)	40,486	23,095,644
Borgwarner, Inc.	759	32,151
Bright Horizons Family Solutions, Inc. (1)	1,778	137,279
Brunswick Corp.	2,649	166,172
Burlington Stores, Inc. (1)	1,432	131,730
Cable One, Inc.	170	120,853
CarMax, Inc. (1)	96,560	6,089,074
Carter’s, Inc.	1,764	156,908
CBS Corp.	13,011	829,842
Charter Communications, Inc. (1)	46,608	15,699,905
Chipotle Mexican Grill, Inc. (1)	75,744	31,517,078
Choice Hotels International, Inc.	1,173	75,365
Coach, Inc.	1,752	82,940
Comcast Corp. - Class A	798,921	31,094,005
D. R. Horton, Inc.	6,654	230,029
Darden Restaurants, Inc.	4,459	403,272
Delphi Automotive Plc	9,823	860,986
Dick’s Sporting Goods, Inc.	2,504	99,734
DISH Network Corp. (1)	6,101	382,899
Dollar General Corp.	3,778	272,356
Dollar Tree, Inc. (1)	8,013	560,269
Domino’s Pizza, Inc.	1,734	366,793
Dunkin’ Brands Group, Inc.	3,290	181,345

	Shares	Value
Expedia, Inc.	63,552	9,466,070
Extended Stay America, Inc.	3,276	63,423
Floor & Decor Holdings, Inc. (1)	357	14,016
Foot Locker, Inc.	332	16,361
Gap, Inc.	326	7,169
Gentex Corp.	6,522	123,722
Genuine Parts Co.	1,957	181,531
Grand Canyon Education, Inc. (1)	110,935	8,698,413
H&R Block, Inc.	1,108	34,248
Hanesbrands, Inc.	12,969	300,362
Harley-Davidson, Inc.	5,054	273,017
Hasbro, Inc.	3,080	343,451
Hilton Grand Vacations, Inc. (1)	2,083	75,113
Hilton Worldwide Holdings, Inc.	6,052	374,316
Home Depot, Inc.	43,507	6,673,974
Industria de Diseno Textil SA - ADR	663,401	12,770,469
Interpublic Group of Companies, Inc.	13,306	327,328
Kate Spade & Co. (1)	4,580	84,684
L Brands, Inc.	1,318	71,027
Las Vegas Sands Corp.	13,141	839,578
Laureate Education, Inc. (1)	274,200	4,806,726
Lear Corp.	2,043	290,269
Leggett & Platt, Inc.	3,798	199,509
Liberty Expedia Holdings, Inc. (1)	381	20,582
Liberty Interactive Corp. (1)	8,286	203,338
Lions Gate Entertainment Corp. - Class A (1)	1,096	30,915
Lions Gate Entertainment Corp. - Class B (1)	2,446	64,268
Live Nation Entertainment, Inc. (1)	4,803	167,385
LKQ Corp. (1)	1,651	54,400
Lowes Companies, Inc.	1,011,133	78,393,141
Lululemon Athletica, Inc. (1)	171,555	10,236,687
Marriott International, Inc.	143,966	14,441,229
Mattel, Inc.	2,346	50,509
McDonald’s Corp.	93,765	14,361,047
MGM Resorts International	1,448	45,308
Michael Kors Holdings Ltd. (1)	426	15,443
Mohawk Industries, Inc. (1)	145	35,045

	Shares	Value
Morningstar, Inc.	580	45,437
Netflix, Inc. (1)	174,111	26,013,925
Newell Brands, Inc.	282,424	15,143,575
Nike, Inc.	850,656	50,188,704
Nordstrom, Inc.	4,250	203,278
NVR, Inc. (1)	118	284,452
Omnicom Group, Inc.	8,268	685,417
O’Reilly Automotive, Inc. (1)	3,204	700,843
Panera Bread Co. (1)	762	239,756
Polaris Industries, Inc.	2,097	193,406
Pool Corp.	1,419	166,832
Pulte Group, Inc.	2,993	73,418
Regal Entertainment Group	847	17,330
Ross Stores, Inc.	13,729	792,575
Sally Beauty Holdings, Inc. (1)	1,690	34,223
Scripps Networks Interactive, Inc.	1,698	115,990
Service Corp. International	6,520	218,094
ServiceMaster Global Holdings, Inc. (1)	4,771	186,975
Sirius XM Holdings, Inc.	50,425	275,825
Six Flags Entertainment Corp.	2,538	151,290
Skechers USA, Inc. (1)	2,035	60,033
Starbucks Corp.	1,161,612	67,733,596
Steven Madden Ltd. (1)	169,115	6,756,144
Tempur Sealy International, Inc. (1)	635	33,903
Tesla, Inc. (1)	42,459	15,353,599
The Madison Square Garden Co. (1)	45	8,861
The Michaels Companies, Inc. (1)	425,555	7,881,279
The Priceline Group, Inc. (1)	27,710	51,832,109
Thor Industries, Inc.	1,766	184,582
TJX Companies, Inc.	23,547	1,699,387
Toll Brothers, Inc.	2,546	100,592
Tractor Supply Co.	4,613	250,071
TripAdvisor, Inc. (1)	1,861	71,090
Tupperware Brands Corp.	1,783	125,220
Twenty-First Century Fox, Inc. - Class A	2,818	79,862
Ulta Beauty, Inc. (1)	33,933	9,750,308
Under Armour, Inc. - Class A (1)	4,841	105,340

	Shares	Value
Under Armour, Inc. - Class C (1)	4,823	97,232
Vail Resorts, Inc.	36,534	7,410,191
VF Corp.	8,804	507,110
Visteon Corp. (1)	1,146	116,961
Walt Disney Co.	38,669	4,108,581
Wayfair, Inc. (1)	1,371	105,402
Wendy’s Co.	6,520	101,125
Whirlpool Corp.	246	47,139
Williams-Sonoma, Inc.	610	29,585
Wyndham Worldwide Corp.	3,663	367,802
Wynn Resorts Ltd.	2,863	383,986
Yum China Holdings, Inc. (1)	11,471	452,302
Yum! Brands, Inc.	12,727	938,744

		686,486,618

Consumer Staples - 6.31%
Altria Group, Inc.	69,969	5,210,591
Blue Buffalo Pet Products, Inc. (1)	3,330	75,957
Brown Forman Corp. - Class A	1,695	83,564
Brown Forman Corp. - Class B	6,120	297,432
Campbell Soup Co.	4,222	220,177
Church & Dwight Co., Inc.	8,946	464,118
Clorox Co.	3,937	524,566
Coca Cola Co.	1,317,943	59,109,744
Colgate Palmolive Co.	4,898	363,089
Constellation Brands, Inc.	5,809	1,125,378
Costco Wholesale Corp.	178,297	28,515,039
Dr Pepper Snapple Group, Inc.	6,561	597,773
Energizer Holdings, Inc.	2,199	105,596
Estee Lauder Cos, Inc.	7,826	751,139
General Mills, Inc.	15,083	835,598
Herbalife Ltd. (1)	90,132	6,429,116
Kellogg Co.	244,157	16,959,145
Kimberly-Clark Corp.	10,970	1,416,337
Kroger Co.	17,708	412,951
Lamb Weston Holdings, Inc.	1,252	55,138
McCormick & Co., Inc.	4,030	392,965
Molson Coors Brewing Co.	286,315	24,720,437

	Shares	Value
Mondelez International, Inc.	884,671	38,208,940
Monster Beverage Corp. (1)	306,203	15,212,165
Nu Skin Enterprises, Inc.	529	33,242
PepsiCo, Inc.	44,946	5,190,814
Philip Morris International, Inc.	5,032	591,008
Pilgrim’s Pride Corp. (1)	1,686	36,957
Procter & Gamble Co.	293,681	25,594,299
Reynolds American, Inc.	18,427	1,198,492
Rite Aid Corp. (1)	17,637	52,029
Spectrum Brands Holdings, Inc.	895	111,911
Sprouts Farmers Market, Inc. (1)	4,783	108,431
Sysco Corp.	18,014	906,645
The Hershey Co.	4,492	482,306
TreeHouse Foods, Inc. (1)	562	45,910
Walgreens Boots Alliance, Inc.	235,224	18,420,391
Whole Foods Market, Inc.	242,944	10,230,372

		265,089,762

Energy - 4.31%
Antero Resources Corp. (1)	4,230	91,410
Apache Corp.	854	40,932
Cabot Oil & Gas Corp.	11,781	295,468
Cheniere Energy, Inc. (1)	4,902	238,776
Chesapeake Energy Corp. (1)	2,829	14,060
Cimarex Energy Co.	85,285	8,017,643
Concho Resources, Inc. (1)	68,050	8,270,117
ConocoPhillips	262,015	11,518,179
Continental Resources, Inc. (1)	1,496	48,366
Core Laboratories NV	300,435	30,425,053
Devon Energy Corp.	1,476	47,188
Diamondback Energy, Inc. (1)	858	76,199
EOG Resources, Inc.	164,640	14,903,213
Exxon Mobil Corp.	307,150	24,796,220
Gulfport Energy Corp. (1)	679	10,015
Halliburton Co.	21,054	899,216
Laredo Petroleum, Inc. (1)	5,968	62,783
Newfield Exploration Co. (1)	7,230	205,766
ONEOK, Inc.	8,159	425,573

	Shares	Value
Parsley Energy, Inc. (1)	5,611	155,705
Pioneer Natural Resources Co.	65,355	10,429,351
RPC, Inc.	1,966	39,733
RSP Permian, Inc. (1)	2,482	80,094
Schlumberger Ltd.	1,061,761	69,906,344
The Williams Companies, Inc.	4,286	129,780

		181,127,184

Financials - 6.73%
Affiliated Managers Group, Inc.	39,481	6,548,319
Allstate Corp.	3,619	320,064
American International Group, Inc.	4,027	251,768
Ameriprise Financial, Inc.	4,910	624,994
Aon Plc	197,436	26,249,116
Arch Capital Group Ltd. (1)	617	57,560
Arthur J. Gallagher & Co.	4,854	277,892
Aspen Insurance Holdings Ltd.	666	33,200
Assurant, Inc.	403	41,787
Bank of the Ozarks, Inc.	1,860	87,178
BGC Partners, Inc.	1,893	23,928
Capital One Financial Corp.	1,079	89,147
CBOE Holdings, Inc.	3,948	360,847
Charles Schwab Corp.	34,353	1,475,805
Citigroup, Inc.	848,235	56,729,957
Commerce Bancshares, Inc.	300,025	17,050,421
Credit Acceptance Corp. (1)	360	92,570
East West Bancorp, Inc.	147,345	8,631,470
Eaton Vance Corp.	3,944	186,630
Erie Indemnity Co.	662	82,796
Federated Investors, Inc.	970	27,403
First Republic Bank	4,509	451,351
Intercontinental Exchange, Inc.	867,676	57,197,202
Invesco Ltd.	2,057	72,386
Lazard Ltd.	3,862	178,926
Legg Mason, Inc.	707	26,979
Leucadia National Corp.	2,731	71,443
LPL Financial Holdings, Inc.	3,140	133,324
MarketAxess Holdings, Inc.	1,314	264,245

	Shares	Value
Marsh & McLennan Companies, Inc.	18,699	1,457,774
Moody’s Corp.	5,958	724,969
Morgan Stanley	633,211	28,215,882
MSCI, Inc.	3,176	327,096
Pinnacle Financial Partners, Inc.	760	47,728
Raymond James Financial, Inc.	1,188	95,301
S&P Global, Inc.	9,388	1,370,554
SEI Investments Co.	4,773	256,692
Signature Bank (1)	61,450	8,819,919
State Street Corp.	358,061	32,128,814
SVB Financial Group (1)	1,392	244,700
T. Rowe Price Group, Inc.	1,331	98,774
TD Ameritrade Holding Corp.	8,126	349,337
The Goldman Sachs Group, Inc.	42,404	9,409,448
The Progressive Corp.	481,216	21,216,813
Voya Financial, Inc.	380	14,018
Western Alliance Bancorp (1)	1,967	96,776
XL Group Ltd.	2,960	129,648

		282,642,951

Healthcare - 13.78%
AbbVie, Inc.	57,662	4,181,072
ABIOMED, Inc. (1)	1,538	220,395
ACADIA Pharmaceuticals, Inc. (1)	4,036	112,564
Aetna, Inc.	3,742	568,148
Agilent Technologies, Inc.	2,821	167,314
Agios Pharmaceuticals, Inc. (1)	1,423	73,213
Akorn, Inc. (1)	3,045	102,129
Alexion Pharmaceuticals, Inc. (1)	6,302	766,764
Align Technology, Inc. (1)	44,995	6,754,649
Alkermes Plc (1)	5,465	316,806
Allergan Plc	168,632	40,992,753
Alnylam Pharmaceuticals, Inc. (1)	2,340	186,638
AmerisourceBergen Corp.	5,732	541,846
Amgen, Inc.	7,767	1,337,710
Athenahealth, Inc. (1)	1,411	198,316
Baxter International, Inc.	1,626	98,438
Becton Dickinson and Co.	8,125	1,585,269

	Shares	Value
Biogen, Inc. (1)	7,214	1,957,591
BioMarin Pharmaceutical, Inc. (1)	231,323	21,008,755
Bio-Techne Corp.	1,339	157,332
Bioverativ, Inc. (1)	3,867	232,677
Boston Scientific Corp. (1)	272,030	7,540,672
Bristol Myers Squibb Co.	401,666	22,380,830
Bruker Corp.	1,401	40,405
C.R. Bard, Inc.	2,602	822,518
Celgene Corp. (1)	313,213	40,676,972
Centene Corp. (1)	788	62,945
Cerner Corp. (1)	538,644	35,803,667
Charles River Laboratories International, Inc. (1)	1,673	169,224
Cigna Corp.	7,882	1,319,368
Danaher Corp.	222,950	18,814,751
DexCom, Inc. (1)	3,083	225,521
Edwards Lifesciences Corp. (1)	81,734	9,664,228
Eli Lilly & Co.	178,958	14,728,243
Exelixis, Inc. (1)	10,320	254,182
Express Scripts Holding Co. (1)	1,471	93,909
Gilead Sciences, Inc.	33,677	2,383,658
HCA Healthcare, Inc. (1)	774	67,493
Henry Schein, Inc. (1)	2,837	519,228
Hill-Rom Holdings, Inc.	2,205	175,540
Hologic, Inc. (1)	5,692	258,303
Humana, Inc.	60,790	14,627,290
IDEXX Laboratories, Inc. (1)	3,131	505,406
Illumina, Inc. (1)	54,485	9,454,237
Incyte Corp. (1)	6,040	760,496
Intercept Pharmaceuticals, Inc. (1)	640	77,485
Intrexon Corp. (1)	1,402	33,774
Intuitive Surgical, Inc. (1)	1,324	1,238,430
Ionis Pharmaceuticals, Inc. (1)	4,697	238,936
Johnson & Johnson	284,854	37,683,336
LifePoint Health, Inc. (1)	207	13,900
McKesson Corp.	797	131,138
Medtronic Plc	253,207	22,472,121
Merck & Co., Inc.	5,398	345,958

	Shares	Value
Mettler-Toledo International, Inc. (1)	914	537,926
Neurocrine Biosciences, Inc. (1)	3,152	144,992
Novo Nordisk A/S - ADR	712,554	30,561,441
OPKO Health, Inc. (1)	1,406	9,251
Patheon NV (1)	1,199	41,821
Patterson Companies, Inc.	296	13,897
PerkinElmer, Inc.	756	51,514
Pfizer, Inc.	1,122,245	37,696,210
Premier, Inc. (1)	553	19,908
QIAGEN NV	2,690	90,196
Quintiles IMS Holdings, Inc. (1)	2,981	266,800
Regeneron Pharmaceuticals, Inc. (1)	80,005	39,293,656
ResMed, Inc.	4,987	388,338
Seattle Genetics, Inc. (1)	3,423	177,106
Shire Plc - ADR	43,115	7,125,616
Stryker Corp.	12,284	1,704,774
Teleflex, Inc.	258	53,602
TESARO, Inc. (1)	1,328	185,734
The Cooper Companies, Inc.	1,346	322,259
Thermo Fisher Scientific, Inc.	82,633	14,416,980
UnitedHealth Group, Inc.	356,875	66,171,763
Varian Medical Systems, Inc. (1)	3,323	342,900
VCA, Inc. (1)	2,807	259,114
Veeva Systems, Inc. (1)	80,901	4,960,040
Vertex Pharmaceuticals, Inc. (1)	37,849	4,877,601
Waters Corp. (1)	2,729	501,699
WellCare Health Plans, Inc. (1)	1,618	290,528
West Pharmaceutical Services, Inc.	2,834	267,870
Zoetis, Inc.	691,414	43,130,405

		579,048,484

Industrials - 10.29%
3M Co.	20,989	4,369,700
A.O. Smith Corp.	5,134	289,198
Acuity Brands, Inc.	1,243	252,677
Air Lease Corp.	238	8,892
Alaska Air Group, Inc.	3,543	318,020
Allegion Plc	3,394	275,321

	Shares	Value
Allison Transmission Holdings, Inc.	4,730	177,422
American Airlines Group, Inc.	6,892	346,805
AMETEK, Inc.	1,378	83,465
Armstrong World Industries, Inc. (1)	1,515	69,690
Boeing Co.	94,580	18,703,195
BWX Technologies, Inc.	221,444	10,795,395
C.H. Robinson Worldwide, Inc.	5,009	344,018
Caterpillar, Inc.	18,703	2,009,824
Cintas Corp.	3,079	388,077
Clean Harbors, Inc. (1)	1,303	72,747
Copa Holdings SA	70	8,190
Copart, Inc. (1)	7,091	225,423
CSX Corp.	200,799	10,955,593
Cummins, Inc.	1,831	297,025
Deere & Co.	82,210	10,160,334
Donaldson Co., Inc.	4,352	198,190
Dover Corp.	619	49,656
Dun & Bradstreet Corp.	75,644	8,180,899
Eaton Corp. Plc	187,930	14,626,592
Emerson Electric Co.	3,289	196,090
Equifax, Inc.	4,266	586,234
Expeditors International of Washington, Inc.	4,523	255,459
Fastenal Co.	289,138	12,586,177
FedEx Corp.	9,000	1,955,970
Fortive Corp.	9,946	630,079
Fortune Brands Home & Security, Inc.	5,192	338,726
Gardner Denver Holdings, Inc. (1)	1,399	30,232
General Dynamics Corp.	3,810	754,761
General Electric Co.	555,199	14,995,925
Graco, Inc.	1,967	214,954
HD Supply Holdings, Inc. (1)	7,241	221,792
Heico Corp.	826	59,340
Heico Corp. - Class A	1,786	110,821
Hexcel Corp.	2,192	115,716
Honeywell International, Inc.	211,774	28,227,356
Hubbell, Inc.	1,285	145,423
Huntington Ingalls Industries, Inc.	1,389	258,576

	Shares	Value
IDEX Corp.	2,616	295,634
IHS Markit Ltd. (1)	7,993	352,012
Illinois Tool Works, Inc.	11,096	1,589,502
Ingersoll-Rand Plc	4,602	420,577
J.B. Hunt Transportation Services, Inc.	354,607	32,403,988
Johnson Controls International Plc	480,880	20,850,957
Kansas City Southern	297,467	31,129,922
KAR Auction Services, Inc.	4,877	204,688
Landstar System, Inc.	1,492	127,715
Lennox International, Inc.	1,305	239,650
Lincoln Electric Holdings, Inc.	2,092	192,652
Lockheed Martin Corp.	8,145	2,261,133
Masco Corp.	8,222	314,163
MSC Industrial Direct Co., Inc.	685	58,883
Nordson Corp.	2,057	249,555
Northrop Grumman Corp.	5,856	1,503,294
Old Dominion Freight Line, Inc.	1,455	138,574
Parker-Hannifin Corp.	73,867	11,805,424
Quanta Services, Inc. (1)	1,309	43,092
Raytheon Co.	255,301	41,226,005
Robert Half International, Inc.	4,413	211,515
Rockwell Automation, Inc.	67,659	10,958,052
Rockwell Collins, Inc.	5,807	610,200
Rollins, Inc.	3,929	159,950
Roper Technologies, Inc.	3,404	788,128
Sensata Technologies Holding NV (1)	3,060	130,723
Snap-on, Inc.	281	44,398
Southwest Airlines Co.	20,418	1,268,775
Stanley Black & Decker, Inc.	592	83,312
The Middleby Corp. (1)	2,035	247,273
The Toro Co.	3,777	261,708
TransDigm Group, Inc.	39,083	10,508,246
TransUnion (1)	4,575	198,143
Union Pacific Corp.	255,067	27,779,347
United Parcel Service, Inc.	232,263	25,685,965
United Rentals, Inc. (1)	3,028	341,286
United Technologies Corp.	281,160	34,332,448

	Shares	Value
Univar, Inc. (1)	3,683	107,544
Verisk Analytics, Inc. (1)	204,930	17,289,944
W.W. Grainger, Inc.	1,776	320,621
WABCO Holdings, Inc. (1)	1,815	231,431
Wabtec Corp.	98,140	8,979,810
Waste Management, Inc.	13,108	961,472
Watsco, Inc.	1,059	163,298
Welbilt, Inc. (1)	4,469	84,241
XPO Logistics, Inc. (1)	2,908	187,944
Xylem, Inc.	3,337	184,970

		432,418,143

Information Technology - 33.89%
Accenture Plc	22,461	2,777,976
Activision Blizzard, Inc.	205,920	11,854,814
Acxiom Corp. (1)	223,808	5,814,532
Adobe Systems, Inc. (1)	192,630	27,245,587
Advanced Micro Devices, Inc. (1)	29,544	368,709
Alibaba Group Holding Ltd. - ADR (1)	203,739	28,706,825
Alliance Data Systems Corp.	130,921	33,606,112
Alphabet, Inc. - Class A (1)	155,937	144,971,510
Alphabet, Inc. - Class C (1)	75,096	68,241,988
Amphenol Corp.	10,980	810,544
Analog Devices, Inc.	13,147	1,022,837
ANSYS, Inc. (1)	3,052	371,367
Apple, Inc.	838,234	120,722,461
Applied Materials, Inc.	180,683	7,464,015
Arista Networks, Inc. (1)	2,003	300,029
Atlassian Corporation Plc (1)	2,626	92,383
Autodesk, Inc. (1)	301,783	30,425,762
Automatic Data Processing, Inc.	372,276	38,143,399
Black Knight Financial Services, Inc. (1)	1,025	41,974
Booz Allen Hamilton Holding Corp.	237,767	7,736,938
Broadcom Ltd.	52,073	12,135,613
Broadridge Financial Solutions, Inc.	4,186	316,294
Cadence Design Systems, Inc. (1)	9,929	332,522
Cavium, Inc. (1)	2,351	146,068
CDK Global, Inc.	5,229	324,512

	Shares	Value
CDW Corp.	5,490	343,290
Cisco Systems, Inc.	870,645	27,251,189
Citrix Systems, Inc. (1)	5,405	430,130
Cognex Corp.	2,976	252,662
Cognizant Technology Solutions - Class A	21,344	1,417,242
Coherent, Inc. (1)	874	196,641
CommScope Holding Co., Inc. (1)	3,475	132,154
CoreLogic, Inc. (1)	1,830	79,385
Corning, Inc.	1,861	55,923
CoStar Group, Inc. (1)	36,982	9,748,455
CSRA, Inc.	457,962	14,540,294
Cypress Semiconductor Corp.	950	12,968
Dell Technologies, Inc. - VMware, Inc. (1)	7,338	448,425
DST Systems, Inc.	249	15,363
DXC Technology Co.	172,982	13,271,179
eBay, Inc. (1)	714,935	24,965,530
Electronic Arts, Inc. (1)	10,894	1,151,714
Euronet Worldwide, Inc. (1)	1,794	156,742
F5 Networks, Inc. (1)	2,322	295,033
Facebook, Inc. (1)	882,919	133,303,111
FactSet Research Systems, Inc.	1,530	254,255
Fidelity National Information Services, Inc.	161,256	13,771,262
First Data Corp. (1)	13,116	238,711
Fiserv, Inc. (1)	7,603	930,151
FleetCor Technologies, Inc. (1)	257,373	37,115,760
FLIR Systems, Inc.	2,504	86,789
Fortinet, Inc. (1)	5,255	196,747
Gartner, Inc. (1)	3,146	388,562
Genpact Ltd.	4,984	138,705
Global Payments, Inc.	5,445	491,792
GoDaddy, Inc. (1)	2,777	117,800
Guidewire Software, Inc. (1)	100,861	6,930,159
Harris Corp.	1,120	122,170
InterActiveCorp (1)	2,495	257,584
International Business Machines Corp.	21,387	3,289,962
Intuit, Inc.	8,841	1,174,173
IPG Photonics Corp. (1)	1,283	186,163

	Shares	Value
J2 Global, Inc.	113,115	9,624,955
Jack Henry & Associates, Inc.	2,820	292,913
KLA-Tencor Corp.	5,627	514,927
Lam Research Corp.	5,874	830,760
LogMeIn, Inc.	1,160	121,220
Manhattan Associates, Inc. (1)	2,423	116,449
Mastercard, Inc.	331,056	40,206,751
Match Group, Inc. (1)	1,273	22,125
Maxim Integrated Products, Inc.	10,077	452,457
MaxLinear, Inc. (1)	163,496	4,559,903
Microchip Technology, Inc.	7,602	586,722
Micron Technology, Inc. (1)	28,794	859,789
Microsemi Corp. (1)	3,326	155,657
Microsoft Corp.	1,948,948	134,340,986
Motorola Solutions, Inc.	302,333	26,224,364
National Instruments Corp.	233,796	9,403,275
NCR Corp. (1)	4,334	177,001
NetApp, Inc.	8,310	332,816
NVIDIA Corp.	136,940	19,796,046
NXP Semiconductors NV (1)	6,906	755,862
ON Semiconductor Corp. (1)	14,034	197,037
Oracle Corp.	8,402	421,276
Palo Alto Networks, Inc. (1)	97,831	13,090,766
Pandora Media, Inc. (1)	8,004	71,396
Paychex, Inc.	11,493	654,411
PayPal Holdings, Inc. (1)	41,118	2,206,803
PTC, Inc. (1)	4,101	226,047
Qorvo, Inc. (1)	2,363	149,625
Red Hat, Inc. (1)	655,481	62,762,306
Sabre Corp.	5,832	126,963
Salesforce.com, Inc. (1)	711,635	61,627,591
SAP SE - ADR	284,171	29,744,179
ServiceNow, Inc. (1)	5,999	635,894
Skyworks Solutions, Inc.	6,609	634,134
Splunk, Inc. (1)	96,312	5,479,190
Square, Inc. (1)	7,953	186,577
SS&C Technologies Holdings, Inc.	5,658	217,324

	Shares	Value
Symantec Corp.	22,105	624,466
Synopsys, Inc. (1)	460	33,548
Tableau Software, Inc. (1)	2,104	128,912
Take-Two Interactive Software, Inc. (1)	3,557	261,013
Tencent Holdings Ltd. - ADR	450,452	16,198,254
Teradyne, Inc.	6,605	198,348
Texas Instruments, Inc.	237,178	18,246,104
The Western Union Co.	16,914	322,212
Total System Services, Inc.	6,496	378,392
Trimble, Inc. (1)	7,097	253,150
Twitter, Inc. (1)	1,542	27,556
Tyler Technologies, Inc. (1)	1,235	216,952
Ultimate Software Group, Inc. (1)	41,709	8,761,393
Universal Display Corp.	1,487	162,455
Vantiv, Inc. (1)	244,057	15,458,570
VeriSign, Inc. (1)	3,180	295,613
Versum Materials, Inc.	400	13,000
Visa, Inc.	885,804	83,070,699
VMware, Inc. (1)	2,558	223,646
Western Digital Corp.	1,496	132,546
WEX, Inc. (1)	1,131	117,929
Workday, Inc. (1)	130,641	12,672,177
Xilinx, Inc.	8,431	542,282
Zebra Technologies Corp. (1)	1,869	187,872
Zillow Group, Inc. - Class A (1)	1,349	65,885
Zillow Group, Inc. - Class C (1)	2,561	125,515

		1,424,257,932

Materials - 1.69%
Albemarle Corp.	747	78,838
AptarGroup, Inc.	527	45,775
Ardagh Group SA	374	8,456
Avery Dennison Corp.	3,011	266,082
Axalta Coating Systems Ltd. (1)	7,580	242,863
Ball Corp.	327,825	13,837,493
Berry Global Group, Inc. (1)	4,634	264,184
Celanese Corp.	2,982	283,111
Chemours Co.	6,641	251,827

	Shares	Value
Crown Holdings, Inc. (1)	3,285	195,983
DuPont	31,497	2,542,123
Eagle Materials, Inc.	1,666	153,972
Ecolab, Inc.	322,919	42,867,497
FMC Corp.	4,798	350,494
Freeport-McMoRan, Inc. (1)	9,713	116,653
Graphic Packaging Holding Co.	7,647	105,376
Huntsman Corp.	3,486	90,078
International Flavors & Fragrances, Inc.	2,833	382,455
International Paper Co.	13,401	758,631
Lyondellbasell Industries NV	5,278	445,410
Martin Marietta Materials, Inc.	2,054	457,179
Monsanto Co.	15,918	1,884,055
NewMarket Corp.	243	111,897
Owens-Illinois, Inc. (1)	4,607	110,199
Packaging Corporation of America	3,330	370,929
Platform Specialty Products Corp. (1)	3,584	45,445
PPG Industries, Inc.	8,563	941,588
Praxair, Inc.	9,113	1,207,928
Royal Gold, Inc.	864	67,539
RPM International, Inc.	4,337	236,583
Scotts Miracle-Gro Co.	1,484	132,759
Sealed Air Corp.	4,138	185,217
Silgan Holdings, Inc.	2,676	85,043
Southern Copper Corp.	2,593	89,796
Steel Dynamics, Inc.	1,186	42,471
The Sherwin-Williams Co.	2,979	1,045,510
Vulcan Materials Co.	4,374	554,098
W.R. Grace & Co.	2,420	174,264
Westlake Chemical Corp.	641	42,441

		71,072,242

Real Estate - 1.11%
American Tower Corp.	15,314	2,026,349
Boston Properties, Inc.	848	104,321
CBRE Group, Inc. (1)	4,682	170,425
CoreSite Realty Corp.	1,198	124,029
Crown Castle International Corp.	72,002	7,213,160

	Shares	Value
CubeSmart	4,248	102,122
CyrusOne, Inc.	2,750	153,313
Digital Realty Trust, Inc.	4,114	464,676
Douglas Emmett, Inc.	4,102	156,737
DuPont Fabros Technology, Inc.	2,746	167,945
Equinix, Inc.	73,392	31,496,911
Equity Lifestyle Properties, Inc.	2,871	247,882
Extra Space Storage, Inc.	3,714	289,692
Federal Realty Investment Trust	1,008	127,401
Gaming and Leisure Properties, Inc.	2,385	89,843
Hudson Pacific Properties, Inc.	548	18,736
Iron Mountain, Inc.	8,299	285,154
Lamar Advertising Co.	2,676	196,873
Outfront Media, Inc.	782	18,080
Public Storage	5,385	1,122,934
SBA Communications Corp. (1)	4,312	581,689
Simon Property Group, Inc.	10,232	1,655,128
Tanger Factory Outlet Centers, Inc.	258	6,703
Taubman Centers, Inc.	976	58,121

		46,878,224

Telecommunication Services - 0.91%
AT&T, Inc.	911,435	34,388,443
T-Mobile US, Inc. (1)	6,511	394,697
Verizon Communications, Inc.	73,931	3,301,758
Zayo Group Holdings, Inc. (1)	6,649	205,454

		38,290,352

Utilities - 0.00% (3)
NRG Energy, Inc.	2,094	36,059

Total Common Stocks (Cost $3,437,578,870)		$4,007,347,951

SHORT-TERM INVESTMENTS - 4.30%
Money Market Funds - 4.30%
Goldman Sachs Financial Square Government Fund - Class I, 0.86% (2)	90,274,862	$90,274,862
JPMorgan U.S. Government Money Market Fund - Class I, 0.85% (2)	90,274,863	90,274,863

Total Short-Term Investments (Cost $180,549,725)		$180,549,725

TOTAL INVESTMENTS IN SECURITIES - 99.66%
(Cost $3,618,128,595)		$4,187,897,676
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.34%		14,577,461

TOTAL NET ASSETS - 100.00%		$4,202,475,137

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS - 95.27%
Consumer Discretionary - 12.77%
Adient Plc	3,869	$252,956
Advance Auto Parts, Inc.	2,146	250,202
Aramark	5,842	239,405
AutoNation, Inc. (1)	617,969	26,053,573
AutoZone, Inc. (1)	168	95,837
Bed Bath & Beyond, Inc.	5,717	173,797
Best Buy, Inc.	10,875	623,464
Borgwarner, Inc.	7,812	330,916
Brunswick Corp.	641	40,210
Burlington Stores, Inc. (1)	1,285	118,207
Cabela’s, Inc. (1)	2,284	135,715
CalAtlantic Group, Inc.	2,746	97,071
Carnival Corp.	405,546	26,591,651
CBS Corp.	380,759	24,284,809
Charter Communications, Inc. (1)	2,716	914,885
Cinemark Holdings, Inc.	4,372	169,852
Coach, Inc.	9,637	456,216
Comcast Corp. - Class A	14,570	567,064
D. R. Horton, Inc.	6,339	219,139
Dick’s Sporting Goods, Inc.	746	29,713
Discovery Communications, Inc. - Class A (1)	6,234	161,024
Discovery Communications, Inc. - Class C (1)	8,626	217,461
DISH Network Corp. (1)	2,124	133,302
Dollar General Corp.	305,212	22,002,733
Dollar Tree, Inc. (1)	503	35,170
Extended Stay America, Inc.	2,980	57,693
Foot Locker, Inc.	5,002	246,499
Ford Motor Co.	163,309	1,827,428

	Shares	Value
GameStop Corp.	4,432	95,776
Gap, Inc.	9,391	206,508
Garmin Ltd.	4,993	254,793
General Motors Co.	57,285	2,000,965
Gentex Corp.	5,408	102,590
Genuine Parts Co.	3,693	342,563
Goodyear Tire & Rubber Co.	10,367	362,430
Graham Holdings Co.	179	107,337
H&R Block, Inc.	7,205	222,707
Hanesbrands, Inc.	722,000	16,721,520
Harley-Davidson, Inc.	1,953	105,501
Hasbro, Inc.	1,136	126,675
Hilton Worldwide Holdings, Inc.	859	53,129
Hyatt Hotels Corp. (1)	1,384	77,795
International Game Technology Plc	4,807	87,968
Interpublic Group of Companies, Inc.	2,497	61,426
John Wiley & Sons, Inc.	1,821	96,058
Kohl’s Corp.	7,069	273,358
L Brands, Inc.	8,405	452,945
Lear Corp.	472	67,062
Leggett & Platt, Inc.	1,065	55,944
Lennar Corp. - Class A	8,205	437,491
Lennar Corp. - Class B	402	18,078
Liberty Broadband Corp. - Class A (1)	1,049	89,994
Liberty Broadband Corp. - Class C (1)	4,277	371,030
Liberty Expedia Holdings, Inc. (1)	264,725	14,300,444
Liberty Interactive Corp. (1)	1,459,184	35,808,375
Liberty Media Group LLC - Class A (1)	1,017	35,626
Liberty Media Group LLC - Class C (1)	4,369	159,993
Liberty SiriusXM Group - Class A (1)	3,707	155,620
Liberty SiriusXM Group - Class C (1)	7,355	306,704
Liberty Ventures (1)	473,551	24,761,982
Lions Gate Entertainment Corp. - Class A (1)	548	15,450
Lions Gate Entertainment Corp. - Class B (1)	1,450	38,093
LKQ Corp. (1)	10,839	357,145
Lowes Companies, Inc.	672,002	52,100,315
Macy’s, Inc.	12,569	292,104

	Shares	Value
Mattel, Inc.	11,434	246,174
McDonald’s Corp.	202,570	31,025,621
MGM Resorts International	19,945	624,079
Michael Kors Holdings Ltd. (1)	5,866	212,643
Michelin	306,022	40,729,798
Mohawk Industries, Inc. (1)	2,388	577,156
Morningstar, Inc.	64	5,014
Murphy USA, Inc. (1)	1,418	105,088
Newell Brands, Inc.	493,788	26,476,913
News Corp. - Class A	1,610,848	22,068,618
News Corp. - Class B	4,994	70,665
Nike, Inc.	995,620	58,741,580
Norwegian Cruise Line Holdings Ltd. (1)	540,104	29,322,246
NVR, Inc. (1)	9,400	22,659,734
Penske Automotive Group, Inc.	1,487	65,294
Pulte Group, Inc.	8,621	211,473
PVH Corp.	3,194	365,713
Ralph Lauren Corp.	2,341	172,766
Regal Entertainment Group	3,414	69,850
Royal Caribbean Cruises Ltd.	231,508	25,287,619
Sally Beauty Holdings, Inc. (1)	3,699	74,905
Scripps Networks Interactive, Inc.	1,599	109,228
SeaWorld Entertainment, Inc.	340,900	5,546,443
Signet Jewelers Ltd.	2,812	177,831
Sirius XM Holdings, Inc.	3,157	17,269
Skechers USA, Inc. (1)	3,067	90,477
Staples, Inc.	26,907	270,953
Target Corp.	23,327	1,219,769
TEGNA, Inc.	9,020	129,978
Tempur Sealy International, Inc. (1)	1,173	62,626
The Madison Square Garden Co. (1)	694	136,649
The Michaels Companies, Inc. (1)	841	15,575
Tiffany & Co.	4,444	417,158
Time Warner, Inc.	32,311	3,244,348
TJX Companies, Inc.	501,089	36,163,593
Toll Brothers, Inc.	3,319	131,134
Tribune Media Co.	2,923	119,171

	Shares	Value
TripAdvisor, Inc. (1)	2,398	91,604
Twenty-First Century Fox, Inc. - Class A	946,980	26,837,413
Twenty-First Century Fox, Inc. - Class B	18,029	502,468
Under Armour, Inc. - Class A (1)	2,049	44,586
Under Armour, Inc. - Class C (1)	2,080	41,933
Urban Outfitters, Inc. (1)	3,541	65,650
VF Corp.	474,077	27,306,835
Viacom, Inc. - Class A	447	17,008
Viacom, Inc. - Class B	14,471	485,791
Walt Disney Co.	215,152	22,859,900
Whirlpool Corp.	2,742	525,422
Williams-Sonoma, Inc.	2,866	139,001
Yum China Holdings, Inc. (1)	2,066	81,462

		643,413,710

Consumer Staples - 7.91%
Altria Group, Inc.	336,400	25,051,708
Archer-Daniels-Midland Co.	23,527	973,547
Brown Forman Corp. - Class A	78	3,845
Brown Forman Corp. - Class B	437	21,238
Bunge Ltd.	5,777	430,964
Campbell Soup Co.	2,533	132,096
Casey’s General Stores, Inc.	1,603	171,697
Clorox Co.	804	107,125
Coca Cola Co.	870,492	39,041,566
Coca-Cola European Partners Plc	640,000	26,028,800
Colgate Palmolive Co.	533,610	39,556,509
Conagra Brands, Inc.	16,690	596,834
Costco Wholesale Corp.	278,223	44,496,204
Coty, Inc.	19,233	360,811
CVS Health Corp.	664,381	53,456,095
Diageo Plc - ADR	243,631	29,194,303
Edgewell Personal Care Co. (1)	2,357	179,179
Flowers Foods, Inc.	7,271	125,861
General Mills, Inc.	6,864	380,266
Hormel Foods Corp.	11,088	378,212
Ingredion, Inc.	2,935	349,881
Kellogg Co.	761	52,859

	Shares	Value
Kimberly-Clark Corp.	2,160	278,878
Kraft Heinz Co.	25,030	2,143,569
Kroger Co.	17,210	401,337
Lamb Weston Holdings, Inc.	4,632	203,993
Molson Coors Brewing Co.	7,112	614,050
Mondelez International, Inc.	61,231	2,644,567
Nu Skin Enterprises, Inc.	1,521	95,580
PepsiCo, Inc.	297,308	34,336,101
Philip Morris International, Inc.	284,797	33,449,408
Pilgrim’s Pride Corp. (1)	237	5,195
Pinnacle Foods, Inc.	4,856	288,446
Post Holdings, Inc. (1)	2,670	207,326
Procter & Gamble Co.	302,930	26,400,350
Reynolds American, Inc.	13,331	867,048
Rite Aid Corp. (1)	23,122	68,210
Seaboard Corp.	11	43,945
The Hain Celestial Group, Inc. (1)	4,185	162,462
The Hershey Co.	597	64,100
The J. M. Smucker Co.	4,642	549,288
TreeHouse Foods, Inc. (1)	1,592	130,051
Tyson Foods, Inc.	11,476	718,742
US Foods Holding Corp. (1)	5,507	149,901
Walgreens Boots Alliance, Inc.	367,642	28,790,045
Wal-Mart Stores, Inc.	60,718	4,595,138
Whole Foods Market, Inc.	11,163	470,074

		398,767,404

Energy - 8.56%
Anadarko Petroleum Corp.	23,695	1,074,331
Antero Resources Corp. (1)	4,812	103,987
Apache Corp.	520,413	24,943,395
Baker Hughes, Inc.	17,891	975,238
BP Plc - ADR	653,500	22,643,775
Cabot Oil & Gas Corp.	5,608	140,649
Centennial Resource Development, Inc. (1)	4,555	72,060
Cheniere Energy, Inc. (1)	2,850	138,824
Chesapeake Energy Corp. (1)	34,694	172,429
Chevron Corp.	301,957	31,503,174

	Shares	Value
Cimarex Energy Co.	263	24,725
Concho Resources, Inc. (1)	6,080	738,902
ConocoPhillips	580,068	25,499,789
CONSOL Energy, Inc. (1)	9,366	139,928
Continental Resources, Inc. (1)	2,198	71,061
Devon Energy Corp.	1,371,954	43,861,369
Diamondback Energy, Inc. (1)	3,121	277,176
Energen Corp. (1)	3,993	197,134
EOG Resources, Inc.	273,743	24,779,216
EQT Corp.	7,117	416,985
Extraction Oil & Gas, Inc. (1)	4,948	66,551
Exxon Mobil Corp.	525,038	42,386,318
Fairmount Santrol Holdings, Inc. (1)	1,429,800	5,576,220
Gulfport Energy Corp. (1)	5,902	87,055
Halliburton Co.	11,561	493,770
Helmerich & Payne, Inc.	4,441	241,324
Hess Corp.	1,373,244	60,244,214
HollyFrontier Corp.	7,291	200,284
Kinder Morgan, Inc.	80,377	1,540,023
Kosmos Energy Ltd. (1)	2,090,287	13,398,740
Marathon Oil Corp.	34,973	414,430
Marathon Petroleum Corp.	21,542	1,127,293
Murphy Oil Corp.	6,737	172,669
Nabors Industries Ltd.	11,980	97,517
National Oilwell Varco, Inc.	15,665	516,005
Noble Energy, Inc.	19,834	561,302
Occidental Petroleum Corp.	963,925	57,710,190
Oceaneering International, Inc.	4,038	92,228
Parsley Energy, Inc. (1)	3,240	89,910
Patterson-UTI Energy, Inc.	8,569	173,008
PBF Energy, Inc.	4,500	100,170
Phillips 66	341,695	28,254,760
Pioneer Natural Resources Co.	7,138	1,139,082
QEP Resources, Inc. (1)	10,610	107,161
Range Resources Corp.	9,398	217,752
Rice Energy, Inc. (1)	3,245	86,414
RPC, Inc.	191	3,860

	Shares	Value
RSP Permian, Inc. (1)	2,685	86,645
Schlumberger Ltd.	521,407	34,329,437
SM Energy Co.	4,102	67,806
Southwestern Energy Co. (1)	20,777	126,324
Targa Resources Corp.	8,026	362,775
Tesoro Corp.	6,316	591,178
The Williams Companies, Inc.	29,675	898,559
Transocean Ltd. (1)	16,141	132,841
Valero Energy Corp.	18,695	1,261,165
Weatherford International Plc (1)	36,310	140,520
Whiting Petroleum Corp. (1)	14,806	81,581
World Fuel Services Corp.	3,033	116,619
WPX Energy, Inc. (1)	16,017	154,724

		431,222,571

Financials - 19.89%
Affiliated Managers Group, Inc.	2,479	411,167
Aflac, Inc.	16,195	1,258,028
AGNC Investment Corp.	891,273	18,975,202
Alleghany Corp. (1)	52,170	31,030,716
Allied World Assurance Co. Holdings AG	3,508	185,573
Allstate Corp.	11,020	974,609
Ally Financial, Inc.	19,742	412,608
American Express Co.	725,000	61,074,000
American Financial Group, Inc.	3,048	302,880
American International Group, Inc.	403,787	25,244,763
American National Insurance Co.	340	39,607
Ameriprise Financial, Inc.	627	79,811
Annaly Capital Management, Inc.	41,912	505,040
Arch Capital Group Ltd. (1)	4,263	397,695
Arthur J. Gallagher & Co.	2,432	139,232
Aspen Insurance Holdings Ltd.	1,680	83,748
Associated Banc Corp.	6,433	162,112
Assurant, Inc.	2,014	208,832
Assured Guaranty Ltd.	4,942	206,279
Athene Holding Ltd. (1)	1,832	90,886
Axis Capital Holdings Ltd.	3,745	242,152
Bank of America Corp.	1,952,354	47,364,108

	Shares	Value
Bank of Hawaii Corp.	1,733	143,787
Bank of New York Mellon Corp.	42,108	2,148,350
Bank of the Ozarks, Inc.	2,532	118,675
BankUnited, Inc.	4,284	144,414
BB&T Corp.	34,150	1,550,751
Berkshire Hathaway, Inc. (1)	497,497	84,261,067
BGC Partners, Inc.	7,010	88,606
BlackRock, Inc.	71,406	30,162,608
BOK Financial Corp.	1,027	86,402
Brown & Brown, Inc.	4,894	210,785
Capital One Financial Corp.	252,157	20,833,211
Charles Schwab Corp.	10,011	430,073
Chimera Investment Corp.	7,940	147,922
Chubb Ltd.	529,334	76,954,577
Cincinnati Financial Corp.	6,426	465,564
CIT Group, Inc.	8,456	411,807
Citigroup, Inc.	1,447,005	96,775,694
Citizens Financial Group, Inc.	20,881	745,034
CME Group, Inc.	14,146	1,771,645
CNA Financial Corp.	1,112	54,210
Comerica, Inc.	7,261	531,796
Commerce Bancshares, Inc.	3,674	208,793
Credit Acceptance Corp. (1)	44	11,314
Cullen/Frost Bankers, Inc.	2,342	219,937
Discover Financial Services	305,468	18,997,055
E*TRADE Financial Corp. (1)	549,740	20,906,612
East West Bancorp, Inc.	5,555	325,412
Erie Indemnity Co.	228	28,516
Everest Re Group Ltd.	1,723	438,659
F.N.B. Corp.	13,213	187,096
Fifth Third Bancorp	32,241	836,976
First American Financial Corp.	4,424	197,709
First Hawaiian, Inc.	2,185	66,905
First Horizon National Corp.	9,951	173,346
First Republic Bank	1,339	134,034
FNF Group	436,079	19,549,422
Franklin Resources, Inc.	14,420	645,872

	Shares	Value
Hanover Insurance Group, Inc.	2,016	178,678
Harford Financial Services Group, Inc.	15,451	812,259
Huntington Bancshares, Inc.	44,487	601,464
Interactive Brokers Group, Inc.	2,775	103,840
Intercontinental Exchange, Inc.	12,873	848,588
Invesco Ltd.	14,106	496,390
JPMorgan Chase & Co.	520,614	47,584,120
KeyCorp	1,477,570	27,689,662
Lazard Ltd.	494	22,887
Legg Mason, Inc.	2,719	103,757
Leucadia National Corp.	10,158	265,733
Lincoln National Corp.	9,617	649,917
Loews Corp.	11,837	554,090
M&T Bank Corp.	6,100	987,895
Markel Corp. (1)	582	567,951
Marsh & McLennan Companies, Inc.	437,328	34,094,091
Mercury General Corp.	1,122	60,588
MetLife, Inc.	38,254	2,101,675
MFA Financial, Inc.	16,008	134,307
Morgan Stanley	55,215	2,460,380
Nasdaq OMX Group, Inc.	4,734	338,434
Navient Corp.	1,275,300	21,233,745
New Residential Investment Corp.	12,629	196,507
New York Community Bancorp, Inc.	1,334,072	17,516,365
Northern Trust Corp.	8,854	860,697
Old Republic International Corp.	9,697	189,382
OneMain Holdings, Inc. (1)	2,082	51,196
PacWest Bancorp	5,124	239,291
People’s United Financial, Inc.	13,921	245,845
Pinnacle Financial Partners, Inc.	2,062	129,494
PNC Financial Services Group, Inc.	487,084	60,822,179
Popular, Inc.	4,141	172,721
Principal Financial Group, Inc.	11,346	726,938
ProAssurance Corp.	2,260	137,408
Prosperity Bancshares, Inc.	2,729	175,311
Prudential Financial, Inc.	17,938	1,939,815
Raymond James Financial, Inc.	3,920	314,462

	Shares	Value
Regions Financial Corp.	49,521	724,987
Reinsurance Group of America, Inc.	2,676	343,572
RenaissanceRe Holdings Ltd.	1,061	147,532
Santander Consumer USA Holdings, Inc. (1)	6,078	77,555
Signature Bank (1)	915	131,330
SLM Corp. (1)	2,509,135	28,855,053
Starwood Property Trust, Inc.	10,426	233,438
State Street Corp.	264,637	23,745,878
SunTrust Banks, Inc.	20,525	1,164,178
SVB Financial Group (1)	582	102,310
Synchrony Financial	34,129	1,017,727
Synovus Financial Corp.	5,138	227,305
T. Rowe Price Group, Inc.	8,509	631,453
TCF Financial Corp.	6,531	104,104
TD Ameritrade Holding Corp.	1,032	44,366
TFS Financial Corp.	2,652	41,026
The Goldman Sachs Group, Inc.	148,250	32,896,675
Torchmark Corp.	5,070	387,855
Travelers Companies, Inc.	11,625	1,470,911
Two Harbors Investment Corp.	14,486	143,556
U.S. Bancorp	65,269	3,388,766
Unum Group	9,398	438,229
Validus Holdings Ltd.	3,548	184,390
Voya Financial, Inc.	7,218	266,272
W.R. Berkley Corp.	3,918	271,008
Webster Financial Corp.	3,768	196,765
Wells Fargo & Co.	1,071,440	59,368,490
Western Alliance Bancorp (1)	1,744	85,805
White Mountains Insurance Group Ltd.	197	171,120
Willis Towers Watson Plc	143,914	20,933,730
XL Group Ltd.	634,716	27,800,561
Zions Bancorp	8,440	370,600

		1,001,928,293

Healthcare - 13.77%
Abbott Laboratories	70,612	3,432,449
Acadia Healthcare Co., Inc. (1)	3,231	159,547
Aetna, Inc.	9,049	1,373,910

	Shares	Value
Agilent Technologies, Inc.	10,058	596,540
Agios Pharmaceuticals, Inc. (1)	128	6,586
Akorn, Inc. (1)	188	6,305
Alere, Inc. (1)	3,538	177,572
Alexion Pharmaceuticals, Inc. (1)	1,731	210,611
Allergan Plc	87,437	21,255,060
Alnylam Pharmaceuticals, Inc. (1)	326	26,002
Amgen, Inc.	176,219	30,350,198
Anthem, Inc.	176,336	33,174,092
Baxter International, Inc.	18,630	1,127,860
Bayer AG - ADR	132,500	17,207,112
Biogen, Inc. (1)	524	142,193
Bio-Rad Laboratories, Inc. (1)	862	195,079
Bristol Myers Squibb Co.	34,966	1,948,306
Brookdale Senior Living, Inc. (1)	7,574	111,414
Bruker Corp.	2,738	78,964
Cardinal Health, Inc.	1,105,999	86,179,442
Centene Corp. (1)	6,120	488,866
Cigna Corp.	144,767	24,232,548
Danaher Corp.	25,596	2,160,046
DaVita, Inc. (1)	6,412	415,241
Dentsply Sirona, Inc.	9,281	601,780
Endo International Plc (1)	9,092	101,558
Envision Healthcare Corp. (1)	4,786	299,939
Express Scripts Holding Co. (1)	829,625	52,963,260
Gilead Sciences, Inc.	15,554	1,100,912
HCA Healthcare, Inc. (1)	11,572	1,009,078
Hill-Rom Holdings, Inc.	154	12,260
Hologic, Inc. (1)	4,957	224,949
Humana, Inc.	350	84,217
Intrexon Corp. (1)	593	14,285
Johnson & Johnson	446,233	59,032,164
Juno Therapeutics, Inc. (1)	2,618	78,252
Laboratory Corp. of America Holdings (1)	4,206	648,313
LifePoint Health, Inc. (1)	1,275	85,616
Mallinckrodt Plc (1)	4,075	182,601
McKesson Corp.	206,887	34,041,187

	Shares	Value
MEDNAX, Inc. (1)	3,753	226,569
Medtronic Plc	1,066,172	94,622,765
Merck & Co., Inc.	1,021,572	65,472,549
Mylan (1)	22,452	871,587
OPKO Health, Inc. (1)	12,126	79,789
Patterson Companies, Inc.	3,075	144,371
PerkinElmer, Inc.	3,648	248,575
Perrigo Co. Plc	5,273	398,217
Pfizer, Inc.	1,014,259	34,068,960
Premier, Inc. (1)	1,498	53,928
QIAGEN NV	6,332	212,312
Quest Diagnostics, Inc.	5,633	626,164
Quintiles IMS Holdings, Inc. (1)	1,799	161,010
Roche Holding AG - ADR	576,689	18,338,710
Sanofi - ADR	325,800	15,609,078
STERIS Plc	3,444	280,686
Teleflex, Inc.	1,640	340,726
Teva Pharmaceutical Industries Ltd. - ADR	626,200	20,802,364
The Cooper Companies, Inc.	444	106,302
Thermo Fisher Scientific, Inc.	8,960	1,563,251
United Therapeutics Corp. (1)	1,833	237,795
UnitedHealth Group, Inc.	335,445	62,198,212
Universal Health Services, Inc.	3,571	435,948
VWR Corp. (1)	3,509	115,832
WellCare Health Plans, Inc. (1)	137	24,600
Zimmer Holdings, Inc.	8,499	1,091,272

		693,867,886

Industrials - 10.59%
Acuity Brands, Inc.	570	115,870
AECOM (1)	6,508	210,404
AGCO Corp.	2,742	184,783
Air Lease Corp.	1,374,424	51,348,481
Alaska Air Group, Inc.	952	85,452
AMERCO	207	75,774
American Airlines Group, Inc.	10,428	524,737
AMETEK, Inc.	7,945	481,229
Arconic, Inc.	16,090	364,438

	Shares	Value
Canadian National Railway Co.	494,772	40,101,271
Carlisle Companies, Inc.	2,608	248,803
Caterpillar, Inc.	2,202	236,627
Clean Harbors, Inc. (1)	638	35,620
Colfax Corp. (1)	3,637	143,189
Copa Holdings SA	1,186	138,762
Crane Co.	2,075	164,713
CSX Corp.	3,701	201,927
Cummins, Inc.	4,438	719,932
Delta Air Lines, Inc.	28,215	1,516,274
Donaldson Co., Inc.	279	12,706
Dover Corp.	5,688	456,291
Dun & Bradstreet Corp.	930	100,579
Eaton Corp. Plc	18,837	1,466,084
Emerson Electric Co.	23,366	1,393,081
Expeditors International of Washington, Inc.	2,190	123,691
Flowserve Corp.	5,370	249,329
Fluor Corp.	5,752	263,327
Fortive Corp.	1,201	76,083
Fortune Brands Home & Security, Inc.	436	28,445
General Dynamics Corp.	176,732	35,010,609
General Electric Co.	299,324	8,084,741
Genesee & Wyoming, Inc. (1)	2,507	171,454
Hexcel Corp.	1,240	65,460
Honeywell International, Inc.	379,813	50,625,275
Hubbell, Inc.	804	90,989
Huntington Ingalls Industries, Inc.	294	54,731
IDEX Corp.	173	19,551
IHS Markit Ltd. (1)	6,927	305,065
Ingersoll-Rand Plc	5,247	479,523
ITT, Inc.	3,761	151,117
Jacobs Engineering Group, Inc.	270,299	14,701,563
JetBlue Airways Corp. (1)	13,731	313,479
Johnson Controls International Plc	652,790	28,304,959
Kansas City Southern	4,351	455,332
Kirby Corp. (1)	2,237	149,543
L3 Technologies, Inc.	3,195	533,821

	Shares	Value
Lennox International, Inc.	95	17,446
Lockheed Martin Corp.	131,205	36,423,820
Macquarie Infrastructure Corp.	3,358	263,267
ManpowerGroup, Inc.	2,756	307,707
Masco Corp.	4,614	176,301
MSC Industrial Direct Co., Inc.	1,071	92,063
Nielsen Holdings Plc	411,713	15,916,825
Norfolk Southern Corp.	12,205	1,485,348
Northrop Grumman Corp.	89,203	22,899,302
Old Dominion Freight Line, Inc.	952	90,668
Orbital ATK, Inc.	2,361	232,228
Oshkosh Corp.	2,990	205,951
Owens Corning	398,665	26,678,662
PACCAR, Inc.	14,545	960,552
Parker-Hannifin Corp.	735	117,468
Pentair Plc	6,822	453,936
Pitney Bowes, Inc.	7,662	115,696
Quanta Services, Inc. (1)	5,367	176,682
Raytheon Co.	7,661	1,237,098
Regal-Beloit Corp.	1,910	155,760
Republic Services, Inc.	9,469	603,459
Roper Technologies, Inc.	224	51,863
Ryder System, Inc.	2,289	164,762
Sensata Technologies Holding NV (1)	3,433	146,658
Snap-on, Inc.	2,056	324,848
Spirit AeroSystems Holdings, Inc.	380,968	22,073,286
Spirit Airlines, Inc. (1)	2,856	147,512
Stanley Black & Decker, Inc.	187,598	26,400,667
Stericycle, Inc. (1)	3,399	259,412
Teledyne Technologies, Inc. (1)	1,434	183,050
Terex Corp.	3,712	139,200
Textron, Inc.	11,044	520,172
The Timken Co.	2,843	131,489
Trinity Industries, Inc.	6,107	171,179
Union Pacific Corp.	333,643	36,337,059
United Continental Holdings, Inc. (1)	11,793	887,423
United Parcel Service, Inc.	336,590	37,223,488

	Shares	Value
United Technologies Corp.	477,343	58,288,354
USG Corp. (1)	3,610	104,762
Valmont Industries, Inc.	910	136,136
W.W. Grainger, Inc.	126	22,747
Wabtec Corp.	2,398	219,417
Waste Management, Inc.	3,274	240,148
WESCO International, Inc. (1)	2,089	119,700
XPO Logistics, Inc. (1)	1,199	77,491
Xylem, Inc.	3,538	196,111

		533,762,287

Information Technology - 11.49%
Accenture Plc	300,582	37,175,982
Akamai Technologies, Inc. (1)	6,941	345,731
Alphabet, Inc. - Class C (1)	49,928	45,371,071
Amdocs Ltd.	5,984	385,729
Apple, Inc.	494,539	71,223,507
ARRIS International Plc (1)	7,420	207,908
Arrow Electronics, Inc. (1)	152,830	11,984,929
Autodesk, Inc. (1)	1,556	156,876
Automatic Data Processing, Inc.	327,919	33,598,581
Avnet, Inc.	459,602	17,869,326
Booz Allen Hamilton Holding Corp.	235	7,647
Brocade Communications Systems, Inc.	16,895	213,046
CA, Inc.	13,635	469,998
Cisco Systems, Inc.	208,979	6,541,043
Cognizant Technology Solutions - Class A	459,756	30,527,798
CommScope Holding Co., Inc. (1)	3,888	147,861
Conduent, Inc. (1)	8,343	132,987
CoreLogic, Inc. (1)	1,425	61,817
Corning, Inc.	36,001	1,081,830
Cypress Semiconductor Corp.	12,396	169,205
Dolby Laboratories, Inc.	2,187	107,076
DST Systems, Inc.	2,261	139,504
eBay, Inc. (1)	42,346	1,478,722
EchoStar Corp. (1)	2,018	122,493
Fidelity National Information Services, Inc.	5,835	498,309
FireEye, Inc. (1)	7,213	109,710

	Shares	Value
First Solar, Inc. (1)	3,354	133,758
FLIR Systems, Inc.	2,617	90,705
Guidewire Software, Inc. (1)	1,856	127,526
Harris Corp.	3,727	406,541
Hewlett Packard Enterprise Co.	69,540	1,153,669
HP, Inc.	71,012	1,241,290
Intel Corp.	196,524	6,630,720
International Business Machines Corp.	11,209	1,724,280
Jabil, Inc.	7,324	213,788
Juniper Networks, Inc.	15,390	429,073
Keysight Technologies, Inc. (1)	7,597	295,751
Leidos Holdings, Inc.	5,848	302,283
LogMeIn, Inc.	798	83,391
Marvell Technology Group Ltd.	16,582	273,935
Microchip Technology, Inc.	300,900	23,223,462
Micron Technology, Inc. (1)	10,524	314,247
Microsemi Corp. (1)	896	41,933
Microsoft Corp.	1,043,813	71,950,030
Motorola Solutions, Inc.	6,100	529,114
National Instruments Corp.	774	31,130
NetApp, Inc.	1,622	64,961
Nuance Communications, Inc. (1)	11,807	205,560
NXP Semiconductors NV (1)	5,958	652,103
ON Semiconductor Corp. (1)	961	13,492
Oracle Corp.	1,184,289	59,380,250
Qorvo, Inc. (1)	2,494	157,920
QUALCOMM, Inc.	882,056	48,707,132
Sabre Corp.	1,876	40,841
Samsung Electronic Co. Ltd.	15,422	32,121,279
SS&C Technologies Holdings, Inc.	362	13,904
Synopsys, Inc. (1)	5,793	422,483
Teradata Corp. (1)	5,315	156,739
Teradyne, Inc.	548	16,456
Texas Instruments, Inc.	250,200	19,247,886
Trimble, Inc. (1)	2,194	78,260
Twitter, Inc. (1)	25,803	461,100
Versum Materials, Inc.	303,318	9,857,835

	Shares	Value
Visa, Inc.	391,330	36,698,927
Western Digital Corp.	10,458	926,579
WEX, Inc. (1)	324	33,783
Xerox Corp.	9,445	271,355
Xilinx, Inc.	553	35,569
Zillow Group, Inc. - Class A (1)	665	32,479
Zillow Group, Inc. - Class C (1)	1,322	64,791
Zynga, Inc. (1)	30,160	109,782

		579,096,778

Materials - 7.34%
Agrium, Inc.	412,756	37,350,291
Air Products & Chemicals, Inc.	196,228	28,072,378
Albemarle Corp.	3,692	389,654
Alcoa Corp. (1)	7,607	248,369
AptarGroup, Inc.	1,976	171,635
Ardagh Group SA	357	8,072
Ashland Global Holdings, Inc.	2,530	166,752
Avery Dennison Corp.	176	15,553
Ball Corp.	6,371	268,920
Bemis, Inc.	3,762	173,993
Cabot Corp.	2,514	134,323
Celanese Corp.	542,805	51,533,907
CF Industries Holdings, Inc.	9,595	268,276
CRH Plc - ADR	479,600	17,011,412
Crown Holdings, Inc. (1)	1,636	97,604
Domtar Corp.	2,640	101,429
Dow Chemical Co.	51,044	3,219,345
DuPont	320,100	25,835,271
Eastman Chemical Co.	5,995	503,520
Ecolab, Inc.	172,981	22,963,228
FMC Corp.	124,900	9,123,945
Freeport-McMoRan, Inc. (1)	44,741	537,339
Goldcorp, Inc.	3,027,476	39,084,715
Graphic Packaging Holding Co.	3,895	53,673
Huntsman Corp.	4,263	110,156
International Paper Co.	1,544	87,406
Kinross Gold Corp. (1)	7,221,892	29,393,100

	Shares	Value
Lyondellbasell Industries NV	804,104	67,858,337
Martin Marietta Materials, Inc.	247	54,977
NewMarket Corp.	13	5,986
Newmont Mining Corp.	21,999	712,548
Nucor Corp.	13,148	760,875
Olin Corp.	6,783	205,389
Owens-Illinois, Inc. (1)	1,449	34,660
Platform Specialty Products Corp. (1)	4,931	62,525
PPG Industries, Inc.	739	81,260
Praxair, Inc.	231,454	30,679,228
Reliance Steel & Aluminum Co.	2,928	213,188
Royal Gold, Inc.	1,683	131,560
RPM International, Inc.	453	24,711
Scotts Miracle-Gro Co.	94	8,409
Sealed Air Corp.	3,916	175,280
Sonoco Products Co.	4,184	215,141
Southern Copper Corp.	361	12,501
Steel Dynamics, Inc.	8,555	306,355
Tahoe Resources, Inc.	12,973	111,827
The Mosaic Co.	14,457	330,053
United States Steel Corp.	7,173	158,810
Valvoline, Inc.	8,417	199,644
Vulcan Materials Co.	346	43,831
Westlake Chemical Corp.	732	48,466
WestRock Co.	10,225	579,349

		369,939,176

Real Estate - 1.67%
Alexandria Real Estate Equities, Inc.	3,705	446,341
American Campus Communities, Inc.	5,551	262,562
American Homes 4 Rent	9,319	210,330
American Tower Corp.	199,173	26,354,571
Apartment Investment & Management Co.	6,497	279,176
Apple Hospitality REIT, Inc.	8,637	161,598
AvalonBay Communities, Inc.	5,757	1,106,323
Boston Properties, Inc.	5,619	691,249
Brandywine Realty Trust	7,103	124,516
Brixmor Property Group, Inc.	11,979	214,185

	Shares	Value
Camden Property Trust	3,630	310,401
CBRE Group, Inc. (1)	6,783	246,901
Colony NorthStar, Inc.	22,143	311,995
Columbia Property Trust, Inc.	5,097	114,071
CoreCivic, Inc.	4,845	133,625
Corporate Office Properties Trust	4,115	144,148
CubeSmart	2,237	53,777
CyrusOne, Inc.	857	47,778
DCT Industrial Trust, Inc.	3,790	202,538
DDR Corp.	13,207	119,788
Digital Realty Trust, Inc.	1,966	222,060
Douglas Emmett, Inc.	1,140	43,559
Duke Realty Corp.	14,634	409,020
Empire State Realty Trust, Inc.	5,237	108,772
EPR Properties	2,634	189,306
Equity Commonwealth (1)	5,194	164,130
Equity Residential	14,970	985,475
Essex Property Trust, Inc.	2,784	716,240
Extra Space Storage, Inc.	761	59,358
Federal Realty Investment Trust	1,815	229,398
Forest City Realty Trust, Inc.	9,410	227,440
Gaming and Leisure Properties, Inc.	5,497	207,072
GGP, Inc.	25,351	597,270
HCP, Inc.	19,331	617,819
Healthcare Trust of America, Inc.	8,077	251,275
Highwoods Properties, Inc.	4,134	209,635
Hospitality Properties Trust	6,217	181,226
Host Hotels & Resorts, Inc.	30,057	549,141
Hudson Pacific Properties, Inc.	5,763	197,037
Invitation Homes, Inc.	3,620	78,301
Iron Mountain, Inc.	1,361	46,764
Jones Lang LaSalle, Inc.	1,919	239,875
Kilroy Realty Corp.	4,069	305,785
Kimco Realty Corp.	16,829	308,812
Lamar Advertising Co.	361	26,559
Liberty Property Trust	6,079	247,476
Life Storage, Inc.	1,884	139,604

	Shares	Value
Medical Properties Trust, Inc.	14,892	191,660
Mid-America Apartment Communities, Inc.	4,664	491,492
National Retail Properties, Inc.	6,821	266,701
Omega Healthcare Investors, Inc.	8,004	264,292
Outfront Media, Inc.	4,987	115,299
Paramount Group, Inc.	7,839	125,424
Park Hotels & Resorts, Inc.	5,299	142,861
Piedmont Office Realty Trust, Inc.	6,091	128,398
Prologis, Inc.	22,199	1,301,749
Public Storage	159,156	33,188,801
Rayonier, Inc.	5,221	150,208
Realogy Holdings Corp.	5,595	181,558
Realty Income Corp.	11,246	620,554
Regency Centers Corp.	6,137	384,422
Retail Properties of America, Inc.	10,205	124,603
Senior Housing Properties Trust	8,216	167,935
Simon Property Group, Inc.	1,229	198,803
SL Green Realty Corp.	4,082	431,876
Spirit Realty Capital, Inc.	20,023	148,370
STORE Capital Corp.	7,420	166,579
Sun Communities, Inc.	2,949	258,598
Tanger Factory Outlet Centers, Inc.	3,590	93,268
Taubman Centers, Inc.	1,305	77,713
The Howard Hughes Corp. (1)	1,401	172,099
The Macerich Co.	5,630	326,878
UDR, Inc.	10,922	425,630
Uniti Group, Inc.	6,808	171,153
Ventas, Inc.	15,018	1,043,451
VEREIT, Inc.	40,512	329,768
Vornado Realty Trust	7,392	694,109
W.P. Carey, Inc.	4,367	288,266
Weingarten Realty Investors	4,928	148,333
Welltower, Inc.	15,450	1,156,433
Weyerhaeuser Co.	31,757	1,063,860

		84,135,426

Telecommunication Services - 0.68%
AT&T, Inc.	256,312	9,670,652

	Shares	Value
CenturyLink, Inc.	22,245	531,211
Level 3 Communications, Inc. (1)	12,163	721,266
Sprint Corp. (1)	25,900	212,639
Telephone & Data Systems, Inc.	4,056	112,554
T-Mobile US, Inc. (1)	4,663	282,671
United States Cellular Corp. (1)	508	19,466
Verizon Communications, Inc.	510,887	22,816,213

		34,366,672

Utilities - 0.60%
AES Corp.	27,195	302,136
Alliant Energy Corp.	9,589	385,190
Ameren Corp.	9,986	545,935
American Electric Power Co., Inc.	20,515	1,425,177
American Water Works Co., Inc.	7,348	572,777
Aqua America, Inc.	7,318	243,689
Atmos Energy Corp.	4,241	351,791
Avangrid, Inc.	2,255	99,558
Calpine Corp. (1)	15,085	204,100
CenterPoint Energy, Inc.	17,767	486,460
CMS Energy Corp.	11,510	532,338
Consolidated Edison, Inc.	12,789	1,033,607
Dominion Energy, Inc.	26,076	1,998,204
DTE Energy Co.	7,507	794,166
Duke Energy Corp.	29,067	2,429,711
Edison International	13,269	1,037,503
Entergy Corp.	7,396	567,791
Eversource Energy	13,308	807,929
Exelon Corp.	38,732	1,397,063
FirstEnergy Corp.	18,293	533,424
Great Plains Energy, Inc.	8,870	259,714
Hawaiian Electric Industries, Inc.	4,642	150,308
MDU Resources Group, Inc.	7,991	209,364
National Fuel Gas Co.	3,308	184,719
NextEra Energy, Inc.	19,395	2,717,821
NiSource, Inc.	13,364	338,911
NRG Energy, Inc.	9,893	170,357
OGE Energy Corp.	8,210	285,626

	Shares	Value
PG&E Corp.	21,299	1,413,615
Pinnacle West Capital Corp.	4,576	389,692
PPL Corp.	28,607	1,105,947
Public Service Enterprise Group, Inc.	21,201	911,855
SCANA Corp.	5,532	370,699
Sempra Energy	10,479	1,181,507
The Southern Co.	41,366	1,980,604
UGI Corp.	7,114	344,389
Vectren Corp.	3,504	204,774
Vistra Energy Corp.	9,931	166,741
WEC Energy Group, Inc.	13,256	813,653
Westar Energy, Inc.	5,957	315,840
Xcel Energy, Inc.	21,244	974,675

		30,239,360

Total Common Stocks (Cost $4,336,279,087)		$4,800,739,563

SHORT-TERM INVESTMENTS - 3.78%
Money Market Funds - 3.78%
Goldman Sachs Financial Square Government Fund - Class I, 0.86% (2)	95,203,699	$95,203,699
JPMorgan U.S. Government Money Market Fund - Class I, 0.85% (2)	95,203,699	95,203,699

Total Short-Term Investments (Cost $190,407,398)		$190,407,398

TOTAL INVESTMENTS IN SECURITIES - 99.05%
(Cost $4,526,686,485)		$4,991,146,961
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.95%		47,855,363

TOTAL NET ASSETS - 100.00%		$5,039,002,324

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS - 95.65%
Consumer Discretionary - 11.19%
1-800-Flowers.com, Inc. (1)	1,893	$18,457
Advance Auto Parts, Inc.	210,440	24,535,200
AMC Networks, Inc. (1)	2,352	125,620
American Outdoor Brands Corp. (1)	14,416	319,459
America’s Car-Mart, Inc. (1)	652	25,363
Aramark	4,524	185,394
Asbury Automotive Group, Inc. (1)	4,807	271,836
At Home Group, Inc. (1)	1,010	23,523
AutoZone, Inc. (1)	1,064	606,969
Big Lots, Inc.	11,515	556,174
BJ’s Restaurants, Inc. (1)	5,376	200,256
Bloomin Brands, Inc.	25,431	539,900
Bob Evans Farms, Inc.	5,070	364,178
Bojangles, Inc. (1)	4,374	71,077
Borgwarner, Inc.	1,102	46,681
Boyd Gaming Corp.	19,220	476,848
Bridgepoint Education, Inc. (1)	4,048	59,748
Bright Horizons Family Solutions, Inc. (1)	85,432	6,596,205
Brinker International, Inc.	9,561	364,274
Brunswick Corp.	3,175	199,168
Buffalo Wild Wings, Inc. (1)	106,148	13,448,952
Burlington Stores, Inc. (1)	35,251	3,242,739
Cable One, Inc.	206	146,445
Caesars Entertainment Corp. (1)	1,940	23,280
Cambium Learning Group, Inc. (1)	1,012	5,131
Camping World Holdings, Inc.	3,135	96,715
Capella Education Company	2,716	232,490
CarMax, Inc. (1)	8,101	510,849
Carriage Services, Inc.	1,592	42,920
Carter’s, Inc.	2,076	184,660
Carvana Co. (1)	313	6,407
Cavco Industries, Inc. (1)	2,184	283,156
Century Communities, Inc. (1)	285	7,068
Cheesecake Factory, Inc.	11,475	577,192
Chegg, Inc. (1)	21,369	262,625
Children’s Place, Inc.	4,417	450,976
Chipotle Mexican Grill, Inc. (1)	1,123	467,280
Choice Hotels International, Inc.	1,463	93,998
Churchill Downs, Inc.	3,465	635,135
Chuy’s Holdings, Inc. (1)	79,487	1,859,996
ClubCorp Holdings, Inc.	16,442	215,390
Coach, Inc.	2,151	101,828
Collectors Universe, Inc.	1,978	49,153
Columbia Sportswear Co.	2,662	154,556
Cooper-Standard Holdings, Inc. (1)	981	98,953

	Shares	Value
Core Mark Holding Company, Inc.	11,664	385,612
Cracker Barrel Old Country Store, Inc.	4,909	821,030
Crocs, Inc. (1)	13,580	104,702
Culp, Inc.	2,690	87,425
D. R. Horton, Inc.	8,221	284,200
Dana, Inc.	18,062	403,324
Darden Restaurants, Inc.	5,463	494,074
Dave & Buster’s Entertainment, Inc. (1)	10,759	715,581
Deckers Outdoor Corp. (1)	537	36,656
Delphi Automotive Plc	179,876	15,766,131
Denny’s Corp. (1)	13,184	155,176
Dick’s Sporting Goods, Inc.	2,978	118,614
DineEquity, Inc.	2,739	120,653
Dollar General Corp.	4,618	332,912
Dollar Tree, Inc. (1)	9,572	669,274
Domino’s Pizza, Inc.	6,209	1,313,390
Dorman Products, Inc. (1)	35,976	2,977,734
Duluth Holdings, Inc. (1)	2,493	45,398
Dunkin’ Brands Group, Inc.	4,037	222,519
Eldorado Resorts, Inc. (1)	11,852	237,040
Emerald Expositions Events, Inc.	371	8,125
Empire Resorts, Inc. (1)	435	10,392
Entravision Communications Corp.	17,064	112,622
Eros International Plc (1)	3,435	39,331
Etsy, Inc. (1)	29,562	443,430
Expedia, Inc.	25,346	3,775,287
Extended Stay America, Inc.	4,074	78,873
Fiesta Restaurant Group, Inc. (1)	382	7,888
Five Below, Inc. (1)	13,819	682,244
Floor & Decor Holdings, Inc. (1)	447	17,549
Foot Locker, Inc.	401	19,761
Fox Factory Holding Corp. (1)	8,955	318,798
Francesca’s Holdings Corp. (1)	9,722	106,359
Fred’s, Inc.	331	3,055
Gap, Inc.	538	11,831
Gentex Corp.	7,988	151,532
Gentherm, Inc. (1)	77,631	3,012,083
Genuine Parts Co.	2,371	219,934
Global Eagle Entertainment, Inc. (1)	621	2,211
Golden Entertainment, Inc.	451	9,340
GoPro, Inc. (1)	27,205	221,177
Grand Canyon Education, Inc. (1)	12,003	941,155
Gray Television, Inc. (1)	10,880	149,056
Groupon, Inc. (1)	86,625	332,640
H&R Block, Inc.	1,397	43,181
Hanesbrands, Inc.	15,919	368,684
Harley-Davidson, Inc.	5,596	302,296
Hasbro, Inc.	3,770	420,393
Helen Of Troy Corp. (1)	38,338	3,607,606
Hemisphere Media Group, Inc. (1)	385	4,562
Hilton Grand Vacations, Inc. (1)	2,595	93,576
Hilton Worldwide Holdings, Inc.	7,438	460,040
Hooker Furniture Corp.	2,883	118,635

	Shares	Value
Horizon Global Corp. (1)	6,509	93,469
Houghton Mifflin Harcourt Co. (1)	18,344	225,631
Hovnanian Enterprises, Inc. (1)	7,071	19,799
HSN, Inc.	8,241	262,888
ILG, Inc.	2,512	69,055
IMAX Corp. (1)	278,124	6,118,728
Inspired Entertainment, Inc. (1)	908	11,804
Installed Building Products, Inc. (1)	5,518	292,178
Interpublic Group of Companies, Inc.	14,612	359,455
Intrawest Resorts Holdings, Inc. (1)	2,671	63,410
iRobot Corp. (1)	6,772	569,796
J. Jill, Inc. (1)	2,967	36,464
Jack in the Box, Inc.	6,460	636,310
John Wiley & Sons, Inc.	272,328	14,365,302
Kate Spade & Co. (1)	5,619	103,895
KB Home	4,692	112,467
L Brands, Inc.	1,789	96,409
La Quinta Holdings, Inc. (1)	4,596	67,883
La-Z-Boy, Inc.	5,486	178,295
LCI Industries	6,202	635,085
Lear Corp.	2,498	354,916
Leggett & Platt, Inc.	4,653	244,422
LGI Homes, Inc. (1)	2,937	118,009
Liberty Braves Group - Class A (1)	2,503	59,797
Liberty Braves Group - Class C (1)	8,755	209,857
Liberty Expedia Holdings, Inc. (1)	421	22,742
Liberty Interactive Corp. (1)	10,187	249,989
Liberty Tax, Inc.	328	4,248
Lindblad Expeditions Holdings, Inc. (1)	4,986	52,353
Lions Gate Entertainment Corp. - Class A (1)	1,471	41,498
Lions Gate Entertainment Corp. - Class B (1)	3,161	83,058
Lithia Motors, Inc.	5,965	562,082
Live Nation Entertainment, Inc. (1)	432,065	15,057,465
LKQ Corp. (1)	74,221	2,445,582
Loral Space and Communications, Inc. (1)	3,300	137,115
Lululemon Athletica, Inc. (1)	37,758	2,253,020
Lumber Liquidators Holdings, Inc. (1)	7,198	180,382
M.D.C. Holdings, Inc.	4,205	148,563
M/I Homes, Inc. (1)	1,270	36,259
Malibu Boats, Inc. (1)	4,643	120,114
Marcus Corp.	3,937	118,897
Marine Products Corp.	1,978	30,877
MarineMax, Inc. (1)	3,788	74,055
Marriott International, Inc.	168,862	16,938,547
Marriott Vacations Worldwide Corp.	4,976	585,924
Mattel, Inc.	2,857	61,511
MCBC Holdings, Inc. (1)	4,688	91,650
MDC Partners, Inc.	4,575	45,293
Meritage Homes Corp. (1)	668	28,190
MGM Resorts International	1,766	55,258
Michael Kors Holdings Ltd. (1)	499	18,089
Mohawk Industries, Inc. (1)	171	41,329
Monro Muffler Brake, Inc.	80,523	3,361,835

	Shares	Value
Morningstar, Inc.	58,235	4,562,130
Nathan’s Famous, Inc. (1)	694	43,722
National CineMedia, Inc.	152,657	1,132,715
Nautilus, Inc. (1)	7,710	147,647
Netflix, Inc. (1)	10,339	1,544,750
New York Times Co.	26,111	462,165
Nexstar Media Group, Inc.	11,624	695,115
Noodles & Co. (1)	1,720	6,708
Nordstrom, Inc.	5,092	243,550
Nutrisystem, Inc.	7,564	393,706
NVR, Inc. (1)	143	344,717
Ollie’s Bargain Outlet Holdings, Inc. (1)	194,548	8,287,745
Omnicom Group, Inc.	10,141	840,689
O’Reilly Automotive, Inc. (1)	3,920	857,461
Overstock.com, Inc. (1)	2,164	35,273
Oxford Industries, Inc.	1,661	103,796
Panera Bread Co. (1)	11,771	3,703,627
Papa John’s International, Inc.	38,138	2,736,783
Party City Holdings, Inc. (1)	478	7,481
Penn National Gaming, Inc. (1)	2,781	59,513
PetMed Express, Inc.	5,068	205,761
PICO Holdings, Inc. (1)	369	6,458
Pinnacle Entertainment, Inc. (1)	9,411	185,961
Planet Fitness, Inc.	21,576	503,584
Polaris Industries, Inc.	2,583	238,230
Pool Corp.	29,582	3,477,956
Potbelly Corp. (1)	1,530	17,595
Pulte Group, Inc.	3,824	93,803
RCI Hospitality Holdings, Inc.	223	5,316
Reading International, Inc. (1)	954	15,388
Red Robin Gourmet Burgers, Inc. (1)	3,110	202,928
Red Rock Resorts, Inc.	17,364	408,922
Regal Entertainment Group	1,304	26,680
RH (1)	8,738	563,776
Ross Stores, Inc.	349,517	20,177,616
Ruth’s Hospitality Group, Inc.	7,663	166,670
Sally Beauty Holdings, Inc. (1)	577,085	11,685,971
Scientific Games Corp. (1)	13,536	353,290
Scripps Networks Interactive, Inc.	2,074	141,675
Sears Holdings Corp. (1)	369	3,269
SeaWorld Entertainment, Inc.	17,399	283,082
Select Comfort Corp. (1)	10,523	373,461
Service Corp. International	7,964	266,396
ServiceMaster Global Holdings, Inc. (1)	5,888	230,751
Shake Shack, Inc. (1)	5,606	195,537
Shiloh Industries, Inc. (1)	1,388	16,295
Shutterfly, Inc. (1)	8,705	413,488
Signet Jewelers Ltd.	85,912	5,433,075
Sinclair Broadcast Group, Inc.	18,501	608,683
Sirius XM Holdings, Inc.	61,310	335,366
Six Flags Entertainment Corp.	3,121	186,043
Skechers USA, Inc. (1)	2,475	73,013
Sonic Corp.	6,025	159,602

	Shares	Value
Sotheby’s (1)	9,779	524,839
Sportsman’s Warehouse Holdings, Inc. (1)	9,208	49,723
Standard Motor Products, Inc.	3,375	176,243
Steven Madden Ltd. (1)	69,531	2,777,763
Strayer Education, Inc.	2,713	252,906
Sturm, Ruger & Company, Inc.	4,407	273,895
Superior Uniform Group, Inc.	2,074	46,354
Systemax, Inc.	2,199	41,341
Tailored Brands, Inc.	3,791	42,308
Taylor Morrison Home Corp. (1)	15,647	375,684
Tempur Sealy International, Inc. (1)	782	41,751
Tenneco, Inc.	13,665	790,247
Texas Roadhouse, Inc.	94,999	4,840,199
The Habit Restaurants, Inc. (1)	5,093	80,469
The Madison Square Garden Co. (1)	79	15,555
The Michaels Companies, Inc. (1)	3,897	72,172
Thor Industries, Inc.	2,163	226,077
Tile Shop Holdings, Inc.	8,600	177,590
Toll Brothers, Inc.	3,112	122,955
TopBuild Corp. (1)	5,643	299,474
Tractor Supply Co.	192,021	10,409,458
Travelport Worldwide Ltd.	6,278	86,385
TRI Pointe Group, Inc. (1)	2,470	32,579
TripAdvisor, Inc. (1)	2,274	86,867
tronc, Inc. (1)	3,234	41,686
Tupperware Brands Corp.	2,219	155,840
Ulta Beauty, Inc. (1)	15,792	4,537,673
Under Armour, Inc. - Class A (1)	5,873	127,796
Under Armour, Inc. - Class C (1)	5,961	120,174
Universal Electronics, Inc. (1)	3,594	240,259
Vail Resorts, Inc.	1,738	352,519
VF Corp.	10,780	620,928
Visteon Corp. (1)	1,407	143,598
Wayfair, Inc. (1)	1,681	129,235
Weight Watchers International, Inc. (1)	6,661	222,611
Wendy’s Co.	8,082	125,352
Whirlpool Corp.	38,482	7,373,921
William Lyon Homes (1)	1,141	27,544
Williams-Sonoma, Inc.	740	35,890
Wingstop, Inc.	85,923	2,655,021
Winmark Corp.	595	76,725
Winnebago Industries, Inc.	7,014	245,490
Wolverine World Wide, Inc.	24,089	674,733
World Wrestling Entertainment, Inc.	9,790	199,422
Wyndham Worldwide Corp.	4,480	449,837
Wynn Resorts Ltd.	3,504	469,956
Yum China Holdings, Inc. (1)	13,984	551,389
ZAGG, Inc. (1)	4,851	41,961
Zoe’s Kitchen, Inc. (1)	1,264	15,054

		283,062,946

Consumer Staples - 6.87%
Amplify Snack Brands, Inc. (1)	8,412	81,092
B&G Foods, Inc.	16,829	599,112

	Shares	Value
Blue Buffalo Pet Products, Inc. (1)	643,472	14,677,596
Boston Beer, Inc. (1)	2,270	299,980
Brown Forman Corp. - Class A	2,240	110,432
Brown Forman Corp. - Class B	7,210	350,406
Calavo Growers, Inc.	88,893	6,138,062
Campbell Soup Co.	5,146	268,364
Casey’s General Stores, Inc.	173,173	18,548,560
Castle Brands, Inc. (1)	22,191	38,169
Central Garden & Pet Co. - Class A (1)	1,086	32,602
Central Garden & Pet Co. (1)	325	10,332
Church & Dwight Co., Inc.	10,924	566,737
Clorox Co.	4,825	642,883
Coca-Cola Bottling Co. Consolidated	1,203	275,331
Craft Brew Alliance, Inc. (1)	3,214	54,156
Dean Foods Co.	1,268	21,556
Dr Pepper Snapple Group, Inc.	8,042	732,707
elf Beauty, Inc. (1)	5,258	143,070
Energizer Holdings, Inc.	2,682	128,790
Flowers Foods, Inc.	921,000	15,942,510
Freshpet, Inc. (1)	6,241	103,601
Herbalife Ltd. (1)	3,007	214,489
Hormel Foods Corp.	433,000	14,769,630
Hostess Brands, Inc. (1)	1,140	18,354
HRG Group, Inc. (1)	28,772	509,552
Inter Parfums, Inc.	2,080	76,232
J & J Snack Foods Corp.	3,851	508,602
John B. Sanfilippo & Son, Inc.	2,190	138,211
Kellogg Co.	10,035	697,031
Lamb Weston Holdings, Inc.	1,482	65,267
Lancaster Colony Corp.	4,806	589,312
Landec Corp. (1)	1,384	20,552
Lifeway Foods, Inc. (1)	1,207	11,273
Limoneira Co.	1,025	24,221
McCormick & Co., Inc.	36,981	3,606,017
Medifast, Inc.	2,762	114,540
MGP Ingredients, Inc.	42,907	2,195,551
Molson Coors Brewing Co.	112,000	9,670,080
Monster Beverage Corp. (1)	66,446	3,301,037
National Beverage Corp.	3,011	281,709
Natural Health Trends Corp.	1,925	53,611
Nu Skin Enterprises, Inc.	622	39,086
Performance Food Group Co. (1)	18,163	497,666
Pilgrim’s Pride Corp. (1)	2,066	45,287
PriceSmart, Inc.	5,640	494,064
Primo Water Corp. (1)	6,441	81,801
Revlon, Inc. (1)	819	19,410
Rite Aid Corp. (1)	21,496	63,413
Snyder’s-Lance, Inc.	504,319	17,459,524
Spectrum Brands Holdings, Inc.	1,073	134,168
Sprouts Farmers Market, Inc. (1)	5,890	133,526
The Chefs’ Warehouse, Inc. (1)	4,513	58,669
The Hershey Co.	5,480	588,388
The J. M. Smucker Co.	115,500	13,667,115

	Shares	Value
Tootsie Roll Industries, Inc.	3,006	104,759
TreeHouse Foods, Inc. (1)	250,649	20,475,517
Turning Point Brands, Inc. (1)	1,290	19,789
USANA Health Sciences, Inc. (1)	2,973	190,569
Vector Group Ltd.	11,007	234,669
WD-40 Co.	42,794	4,722,318
Whole Foods Market, Inc.	433,207	18,242,347

		173,903,404

Energy - 2.18%
Abraxas Petroleum Corp. (1)	35,337	57,246
Antero Resources Corp. (1)	4,985	107,726
Apache Corp.	869	41,651
Ardmore Shipping Corp.	3,456	28,166
Baker Hughes, Inc.	23,088	1,258,527
Bonanza Creek Energy, Inc. (1)	338	10,718
Cabot Oil & Gas Corp.	53,097	1,331,673
Carrizo Oil & Gas, Inc. (1)	133,068	2,318,045
Cheniere Energy, Inc. (1)	5,920	288,363
Chesapeake Energy Corp. (1)	1,933	9,607
Cimarex Energy Co.	3,835	360,528
Continental Resources, Inc. (1)	1,540	49,788
Core Laboratories NV	221,395	22,420,672
CVR Energy, Inc.	234	5,092
Denbury Resources, Inc. (1)	805,000	1,231,650
Devon Energy Corp.	1,926	61,574
Diamondback Energy, Inc. (1)	977	86,767
Energy XXI Gulf Coast, Inc. (1)	1,287	23,900
Evolution Petroleum Corp.	6,406	51,889
Fairmount Santrol Holdings, Inc. (1)	35,147	137,073
Forum Energy Technologies, Inc. (1)	215,944	3,368,726
Gastar Exploration, Inc. (1)	21,640	20,039
Gulfport Energy Corp. (1)	691	10,192
Isramco, Inc. (1)	180	20,592
Jagged Peak Energy, Inc. (1)	8,141	108,682
Keane Group, Inc. (1)	7,432	118,912
Laredo Petroleum, Inc. (1)	7,106	74,755
Lilis Energy, Inc. (1)	10,822	53,028
Matador Resources Co. (1)	23,006	491,638
NCS Multistage Holdings, Inc. (1)	2,637	66,400
Newfield Exploration Co. (1)	8,724	248,285
Oceaneering International, Inc.	52,532	1,199,831
ONEOK, Inc.	9,199	479,820
Panhandle Oil and Gas, Inc.	2,212	51,097
Par Petroleum Corp. (1)	2,985	53,849
Parsley Energy, Inc. (1)	265,001	7,353,778
Penn Virginia Corp. (1)	3,282	120,614
ProPetro Holding Corp. (1)	4,280	59,749
Range Resources Corp.	32,988	764,332
Resolute Energy Corp. (1)	339	10,092
Rice Energy, Inc. (1)	75,343	2,006,384
RigNet, Inc. (1)	3,298	52,933
Ring Energy, Inc. (1)	10,897	141,661
RPC, Inc.	62,242	1,257,911

	Shares	Value
RSP Permian, Inc. (1)	104,239	3,363,793
Sanchez Energy Corp. (1)	13,898	99,788
Select Energy Services, Inc. (1)	980	11,907
SilverBow Resources, Inc. (1)	396	10,359
Smart Sand, Inc. (1)	4,982	44,390
Solaris Oilfield Infrastructure, Inc. (1)	2,397	27,637
SRC Energy, Inc. (1)	315,338	2,122,225
Tellurian, Inc. (1)	14,192	142,346
The Williams Companies, Inc.	5,304	160,605
Ultra Petroleum Corp. (1)	4,384	47,566
Uranium Energy Corp. (1)	32,593	51,823
US Silica Holdings, Inc.	29,909	1,061,470
W&T Offshore, Inc. (1)	2,397	4,698
Westmoreland Coal Co. (1)	1,060	5,162

		55,167,724

Financials - 9.65%
Access National Corp.	247	6,550
Affiliated Managers Group, Inc.	111,580	18,506,659
Allegiance Bancshares, Inc. (1)	2,057	78,783
Allied World Assurance Co. Holdings AG	330,100	17,462,290
Ameriprise Financial, Inc.	6,015	765,649
Ameris Bancorp	7,079	341,208
AMERISAFE, Inc.	95,447	5,435,707
Arch Capital Group Ltd. (1)	676	63,064
Argo Group International Holdings Ltd.	55,838	3,383,783
Arthur J. Gallagher & Co.	269,350	15,420,287
Artisan Partners Asset Management, Inc.	11,476	352,313
Aspen Insurance Holdings Ltd.	815	40,628
Assurant, Inc.	489	50,704
Atlantic Capital Bancshares, Inc. (1)	732	13,908
Atlas Financial Holdings, Inc. (1)	1,341	19,981
Bank of NT Butterfield & Son Ltd.	9,776	333,362
Bank of the Ozarks, Inc.	2,307	108,129
Bankwell Financial Group, Inc.	191	5,965
Bear State Financial, Inc.	521	4,929
BGC Partners, Inc.	2,556	32,308
Blue Hills Bancorp, Inc.	2,917	52,214
Bofi Holding, Inc. (1)	6,554	155,461
Bryn Mawr Bank Corp.	56,761	2,412,342
BSB Bancorp, Inc. (1)	552	16,146
Camden National Corp.	45,813	1,965,836
Capstar Financial Holdings, Inc. (1)	619	10,981
Carolina Financial Corp.	2,602	84,097
CBOE Holdings, Inc.	4,838	442,193
Central Pacific Financial Corp.	135,498	4,264,122
Charter Financial Corp.	651	11,718
Chemical Financial Corp.	103,612	5,015,857
CoBiz Financial, Inc.	974	16,948
Cohen & Steers, Inc.	5,538	224,511
Columbia Banking System, Inc.	144,739	5,767,849
Commerce Bancshares, Inc.	175,500	9,973,665
ConnectOne Bancorp, Inc.	2,096	47,265
Cowen, Inc. (1)	394	6,402

	Shares	Value
Crawford & Co.	2,811	26,142
Credit Acceptance Corp. (1)	443	113,913
CU Bancorp (1)	496	17,930
Cullen/Frost Bankers, Inc.	138,000	12,959,580
Diamond Hill Investment Group, Inc.	819	163,309
Donnelley Financial Solutions, Inc. (1)	6,190	142,122
Eagle Bancorp, Inc. (1)	79,653	5,042,035
East West Bancorp, Inc.	384	22,495
Eaton Vance Corp.	4,848	229,407
eHealth, Inc. (1)	3,580	67,304
Enova International, Inc. (1)	2,652	39,382
Equity Bancshares, Inc. (1)	911	27,913
Erie Indemnity Co.	794	99,306
Essent Group Ltd. (1)	19,797	735,261
Evercore Partners, Inc.	67,210	4,738,305
FB Financial Corp. (1)	843	30,508
Federated Investors, Inc.	1,136	32,092
Fifth Street Asset Management, Inc.	1,153	5,592
Financial Engines, Inc.	15,020	549,732
First Connecticut Bancorp, Inc.	877	22,495
First Financial Bankshares, Inc.	10,546	466,133
First Financial Northwest, Inc.	301	4,855
First Foundation, Inc. (1)	2,583	42,439
First of Long Island Corp.	1,127	32,232
First Republic Bank	145,870	14,601,587
FirstCash, Inc.	2,266	132,108
Franklin Financial Network, Inc. (1)	718	29,617
GAMCO Investors, Inc.	355	10,508
Glacier Bancorp, Inc.	3,192	116,859
Great Western Bancorp, Inc.	154,797	6,317,266
Green Bancorp, Inc. (1)	1,093	21,204
Green Dot Corp. (1)	11,692	450,493
Greene County Bancorp, Inc.	528	14,362
Guaranty Bancorp	1,181	32,123
Guaranty Bancshares, Inc. (1)	511	16,326
Hamilton Lane, Inc.	2,440	53,656
HarborOne Bancorp, Inc. (1)	1,571	31,357
HCI Group, Inc.	1,187	55,765
Health Insurance Innovations, Inc. (1)	2,878	67,633
Heritage Commerce Corp.	598	8,240
Heritage Insurance Holdings, Inc.	823	10,715
Hilltop Holdings, Inc.	94,678	2,481,510
Hingham Institution for Savings	175	31,838
Home Bancshares, Inc.	31,099	774,365
Houlihan Lokey, Inc.	5,493	191,706
Howard Bancorp, Inc. (1)	435	8,374
Infinity Property & Casualty Corp.	386	36,284
Invesco Ltd.	2,847	100,186
Investar Holding Corp.	661	15,137
Investment Technology Group, Inc.	824	17,502
Investors Title Co.	293	56,678
James River Group Holdings Ltd.	105,588	4,195,011
Kinsale Capital Group, Inc.	3,687	137,562

	Shares	Value
Ladenburg Thalmann Financial Services, Inc. (1)	3,449	8,416
Lakeland Financial Corp.	1,015	46,568
Lazard Ltd.	194,692	9,020,080
LegacyTexas Financial Group, Inc.	5,029	191,756
Legg Mason, Inc.	890	33,962
LendingClub Corp. (1)	74,649	411,316
LendingTree, Inc. (1)	17,082	2,941,520
Leucadia National Corp.	3,361	87,924
Live Oak Bancshares, Inc.	5,040	121,968
LPL Financial Holdings, Inc.	3,868	164,235
Maiden Holdings Ltd.	1,653	18,348
MarketAxess Holdings, Inc.	21,044	4,231,948
Marlin Business Services Corp.	728	18,309
MB Financial, Inc.	1,753	77,202
Medley Management, Inc.	747	4,855
Meridian Bancorp, Inc.	2,061	34,831
Meta Financial Group, Inc.	229	20,381
Midland States Bancorp, Inc.	266	8,916
Moelis & Co.	6,407	248,912
Moody’s Corp.	7,294	887,534
MSCI, Inc.	3,897	401,352
National Bank Holdings Corp.	2,289	75,789
National Commerce Corp. (1)	1,233	48,765
National General Holdings Corp.	7,775	164,052
NewStar Financial, Inc.	1,252	13,146
NMI Holdings, Inc. (1)	2,235	25,591
Northern Trust Corp.	202,000	19,636,420
Northfield Bancorp, Inc.	1,004	17,219
Ocwen Financial Corp. (1)	1,858	4,998
Old Line Bancshares, Inc.	265	7,468
OM Asset Management Plc	14,291	212,364
Opus Bank	3,545	85,789
Pacific Continental Corp.	2,867	73,252
Pacific Premier Bancorp, Inc. (1)	3,504	129,298
Paragon Commercial Corp. (1)	121	6,349
Park Sterling Corp.	4,386	52,106
People’s Utah Bancorp	444	11,899
Pinnacle Financial Partners, Inc.	987	61,999
Piper Jaffray Cos.	230	13,788
PRA Group, Inc. (1)	99,179	3,758,884
Preferred Bank Los Angeles	3,319	177,467
Primerica, Inc.	10,950	829,462
Prosperity Bancshares, Inc.	147,000	9,443,280
Pzena Investment Management, Inc.	3,351	34,046
Raymond James Financial, Inc.	1,460	117,121
Regional Management Corp. (1)	247	5,837
Republic First Bancorp, Inc. (1)	2,760	25,530
RLI Corp.	8,303	453,510
SEI Investments Co.	5,870	315,689
ServisFirst Bancshares, Inc.	11,866	437,737
Signature Bank (1)	98,988	14,207,748
Silvercrest Asset Management Group, Inc.	2,062	27,734
South State Corp.	76,076	6,519,713

	Shares	Value
Southern Missouri Bancorp, Inc.	156	5,033
State National Companies, Inc.	6,969	128,090
Stewart Information Services Corp.	314	14,249
Stonegate Bank	742	34,266
Sunshine Bancorp, Inc. (1)	299	6,372
SVB Financial Group (1)	48,577	8,539,351
T. Rowe Price Group, Inc.	1,601	118,810
TD Ameritrade Holding Corp.	9,917	426,332
Texas Capital Bancshares, Inc. (1)	67,857	5,252,132
The Progressive Corp.	25,434	1,121,385
Third Point Reinsurance Ltd. (1)	9,867	137,151
Tompkins Financial Corp.	201	15,823
TriState Capital Holdings, Inc. (1)	1,580	39,816
Trupanion, Inc. (1)	5,754	128,775
Union Bankshares, Inc.	928	44,080
United Insurance Holdings Corp.	3,487	54,851
Universal Insurance Holdings, Inc.	6,143	154,804
Value Line, Inc.	250	4,575
Veritex Holdings, Inc. (1)	1,177	30,990
Virtu Financial, Inc.	6,317	111,495
Virtus Investment Partners, Inc.	262	29,069
Voya Financial, Inc.	473	17,449
Walker & Dunlop, Inc. (1)	6,096	297,668
Waterstone Financial, Inc.	574	10,820
West Bancorporation, Inc.	883	20,883
Western Alliance Bancorp (1)	42,803	2,105,908
Western New England Bancorp, Inc.	770	7,815
Westwood Holdings Group, Inc.	2,129	120,693
WisdomTree Investments, Inc.	28,790	292,794
WSFS Financial Corp.	2,079	94,283
XL Group Ltd.	3,576	156,629

		244,017,042

Healthcare - 20.19%
AAC Holdings, Inc. (1)	70,092	485,738
Abaxis, Inc.	5,605	297,177
ABIOMED, Inc. (1)	64,111	9,187,106
Acadia Healthcare Co., Inc. (1)	59,773	2,951,591
ACADIA Pharmaceuticals, Inc. (1)	4,231	118,003
Accelerate Diagnostics, Inc. (1)	6,284	171,867
Acceleron Pharma, Inc. (1)	6,779	206,014
Accuray, Inc. (1)	20,816	98,876
Achaogen, Inc. (1)	7,421	161,258
Aclaris Therapeutics, Inc. (1)	5,142	139,451
Acorda Therapeutics, Inc. (1)	1,604	31,599
Adamas Pharmaceuticals, Inc. (1)	1,891	33,074
Addus HomeCare Corp. (1)	1,900	70,680
Aduro Biotech, Inc. (1)	10,539	120,145
Advaxis, Inc. (1)	8,188	53,140
Aerie Pharmaceuticals, Inc. (1)	7,748	407,157
Agenus, Inc. (1)	15,405	60,234
Agilent Technologies, Inc.	3,514	208,415
Agios Pharmaceuticals, Inc. (1)	1,683	86,590
Aimmune Therapeutics, Inc. (1)	8,969	184,403

	Shares	Value
Akebia Therapeutics, Inc. (1)	9,393	134,977
Akorn, Inc. (1)	70,392	2,360,948
Albany Molecular Research, Inc. (1)	6,633	143,936
Alder Biopharmaceuticals, Inc. (1)	2,033	23,278
Alexion Pharmaceuticals, Inc. (1)	97,347	11,844,209
Align Technology, Inc. (1)	121,484	18,237,178
Alkermes Plc (1)	6,675	386,950
Almost Family, Inc. (1)	832	51,293
Alnylam Pharmaceuticals, Inc. (1)	2,866	228,592
Amedisys, Inc. (1)	7,284	457,508
American Renal Associates Holdings, Inc. (1)	2,194	40,699
AmerisourceBergen Corp.	170,711	16,137,311
Amicus Therapeutics, Inc. (1)	36,649	369,055
AMN Healthcare Services, Inc. (1)	12,085	471,919
Amphastar Pharmaceuticals, Inc. (1)	9,416	168,170
AnaptysBio, Inc. (1)	1,349	32,282
Anavex Life Sciences Corp. (1)	9,330	49,636
ANI Pharmaceuticals, Inc. (1)	2,059	96,361
Anika Therapeutics, Inc. (1)	3,054	150,684
Antares Pharma, Inc. (1)	36,527	117,617
Aratana Therapeutics, Inc. (1)	9,549	69,039
Arena Pharmaceuticals, Inc. (1)	8,194	138,228
Array BioPharma, Inc. (1)	38,766	324,471
Assembly Biosciences, Inc. (1)	3,545	73,204
Asterias Biotherapeutics, Inc. - Class A (1)	5,354	19,007
Athenahealth, Inc. (1)	20,064	2,819,995
Athersys, Inc. (1)	23,095	34,873
AtriCure, Inc. (1)	8,085	196,061
Atrion Corp.	356	229,015
Audentes Therapeutics, Inc. (1)	3,535	67,625
Avexis, Inc. (1)	6,265	514,732
AxoGen, Inc. (1)	6,980	116,915
Axovant Sciences Ltd. (1)	7,644	177,264
Bellicum Pharmaceuticals, Inc. (1)	4,855	56,706
BioCryst Pharmaceuticals, Inc. (1)	16,998	94,509
Biohaven Pharmaceutical Holding Co. Ltd. (1)	2,260	56,500
BioMarin Pharmaceutical, Inc. (1)	186,094	16,901,057
Bio-Rad Laboratories, Inc. (1)	21,565	4,880,375
BioScrip, Inc. (1)	3,639	9,880
BioSpecifics Technologies Corp. (1)	1,468	72,681
Bio-Techne Corp.	40,780	4,791,650
BioTelemetry, Inc. (1)	7,194	240,639
Bioverativ, Inc. (1)	4,749	285,747
Bluebird Bio, Inc. (1)	4,509	473,670
Blueprint Medicines Corp. (1)	9,931	503,204
Bruker Corp.	1,662	47,932
C.R. Bard, Inc.	55,183	17,443,898
Calithera Biosciences, Inc. (1)	7,837	116,379
Cambrex Corp. (1)	8,321	497,180
Cantel Medical Corp.	59,867	4,664,238
Capital Senior Living Corp. (1)	6,293	95,717
Cara Therapeutics, Inc. (1)	5,910	90,955
Cardiovascular Systems, Inc. (1)	8,124	261,837

	Shares	Value
Castlight Health, Inc. (1)	16,122	66,906
Catalent, Inc. (1)	333,500	11,705,850
Catalyst Pharmaceuticals, Inc. (1)	18,245	50,356
Cempra, Inc. (1)	1,018	4,683
Centene Corp. (1)	940	75,087
Cerner Corp. (1)	61,032	4,056,797
Cerus Corp. (1)	22,394	56,209
Charles River Laboratories International, Inc. (1)	2,064	208,774
Chemed Corp.	4,028	823,847
ChemoCentryx, Inc. (1)	5,975	55,926
Civitas Solutions, Inc. (1)	3,824	66,920
Clearside Biomedical, Inc. (1)	2,943	26,811
Clovis Oncology, Inc. (1)	11,051	1,034,705
Coherus Biosciences, Inc. (1)	9,786	140,429
Collegium Pharmaceutical, Inc. (1)	357	4,466
Computer Programs & Systems, Inc.	1,511	49,561
Conatus Pharmaceuticals, Inc. (1)	6,539	37,665
Concert Pharmaceuticals, Inc. (1)	1,945	27,133
ConforMIS, Inc. (1)	3,417	14,659
Corbus Pharmaceuticals Holdings, Inc. (1)	11,300	71,190
Corcept Therapeutics, Inc. (1)	23,301	274,952
Corindus Vascular Robotics, Inc. (1)	21,051	39,155
Corium International, Inc. (1)	4,998	37,285
CorVel Corp. (1)	2,439	115,731
Cotiviti Holdings, Inc. (1)	6,850	254,409
Cross Country Healthcare, Inc. (1)	4,263	55,035
CryoLife, Inc. (1)	5,587	111,461
Curis, Inc. (1)	28,114	53,135
Cutera, Inc. (1)	3,375	87,412
Cytokinetics, Inc. (1)	10,615	128,441
CytomX Therapeutics, Inc. (1)	7,399	114,684
Dentsply Sirona, Inc.	495,680	32,139,891
Depomed, Inc. (1)	14,636	157,191
Dermira, Inc. (1)	8,016	233,586
DexCom, Inc. (1)	3,749	274,239
Durect Corp. (1)	35,512	55,399
Dynavax Technologies Corp. (1)	983	9,486
Eagle Pharmaceuticals, Inc. (1)	2,120	167,247
Edge Therapeutics, Inc. (1)	4,903	50,305
Editas Medicine, Inc. (1)	6,145	103,113
Edwards Lifesciences Corp. (1)	9,171	1,084,379
Emergent BioSolutions, Inc. (1)	4,155	140,896
Endologix, Inc. (1)	21,437	104,184
Ensign Group, Inc.	7,263	158,116
Entellus Medical, Inc. (1)	3,025	50,094
Enzo Biochem, Inc. (1)	9,940	109,738
Epizyme, Inc. (1)	7,570	114,307
Esperion Therapeutics, Inc. (1)	3,819	176,743
Evolent Health, Inc. (1)	2,433	61,677
Exact Sciences Corp. (1)	28,094	993,685
Exelixis, Inc. (1)	12,663	311,890
Fate Therapeutics, Inc. (1)	2,246	7,277
FibroGen, Inc. (1)	15,210	491,283

	Shares	Value
Flexion Therapeutics, Inc. (1)	7,004	141,621
Fluidigm Corp. (1)	6,756	27,294
FONAR Corp. (1)	1,366	37,907
Fortress Biotech, Inc. (1)	8,442	40,100
Foundation Medicine, Inc. (1)	3,677	146,161
Genesis Healthcare, Inc. (1)	9,057	15,759
GenMark Diagnostics, Inc. (1)	11,256	133,158
Genocea Biosciences, Inc. (1)	5,981	31,221
Genomic Health, Inc. (1)	4,993	162,522
Geron Corp. (1)	38,487	106,609
Glaukos Corp. (1)	7,325	303,768
Global Blood Therapeutics, Inc. (1)	9,430	257,911
Globus Medical, Inc. (1)	120,341	3,989,304
Haemonetics Corp. (1)	10,855	428,664
Halozyme Therapeutics, Inc. (1)	27,930	358,063
HealthEquity, Inc. (1)	86,152	4,292,954
HealthSouth Corp.	22,863	1,106,569
HealthStream, Inc. (1)	6,597	173,633
Henry Schein, Inc. (1)	65,468	11,981,953
Heron Therapeutics, Inc. (1)	9,958	137,918
Heska Corp. (1)	1,655	168,926
Hill-Rom Holdings, Inc.	2,697	214,708
HMS Holdings Corp. (1)	177,087	3,276,110
Hologic, Inc. (1)	70,236	3,187,310
ICON Plc (1)	34,470	3,370,821
ICU Medical, Inc. (1)	32,629	5,628,503
Idera Pharmaceuticals, Inc. (1)	24,363	41,904
IDEXX Laboratories, Inc. (1)	32,797	5,294,092
Ignyta, Inc. (1)	12,720	131,652
Illumina, Inc. (1)	23,629	4,100,104
Immune Design Corp. (1)	546	5,324
ImmunoGen, Inc. (1)	21,495	152,829
Immunomedics, Inc. (1)	10,125	89,404
INC Research Holdings, Inc. (1)	13,962	816,777
Incyte Corp. (1)	53,970	6,795,363
Innoviva, Inc. (1)	19,388	248,166
Inogen, Inc. (1)	4,358	415,840
Inovalon Holdings, Inc. (1)	15,922	209,374
Inovio Pharmaceuticals, Inc. (1)	17,263	135,342
Insmed, Inc. (1)	13,618	233,685
Insulet Corp. (1)	14,865	762,723
Insys Therapeutics, Inc. (1)	6,014	76,077
Integra LifeSciences Holdings Corp. (1)	437,740	23,861,207
Intercept Pharmaceuticals, Inc. (1)	784	94,919
Intersect ENT, Inc. (1)	6,707	187,461
Intrexon Corp. (1)	2,060	49,625
Intuitive Surgical, Inc. (1)	2,787	2,606,876
InVitae Corp. (1)	9,847	94,137
Ionis Pharmaceuticals, Inc. (1)	5,411	275,258
Iovance Biotherapeutics, Inc. (1)	994	7,306
iRhythm Technologies, Inc. (1)	3,513	149,267
Ironwood Pharmaceuticals, Inc. (1)	34,500	651,360
Jounce Therapeutics, Inc. (1)	1,687	23,669

	Shares	Value
K2M Group Holdings, Inc. (1)	10,331	251,663
Karyopharm Therapeutics, Inc. (1)	1,360	12,308
Keryx Biopharmaceuticals, Inc. (1)	20,769	150,160
Kindred Biosciences, Inc. (1)	704	6,054
Kite Pharma, Inc. (1)	12,499	1,295,771
Kura Oncology, Inc. (1)	3,533	32,857
La Jolla Pharmaceutical Co. (1)	4,389	130,661
Laboratory Corp. of America Holdings (1)	122,000	18,805,080
Landauer, Inc.	2,336	122,173
Lantheus Holdings, Inc. (1)	6,134	108,265
LeMaitre Vascular, Inc.	3,795	118,480
Lexicon Pharmaceuticals, Inc. (1)	10,973	180,506
LHC Group, Inc. (1)	3,768	255,810
LifePoint Health, Inc. (1)	272	18,265
Ligand Pharmaceuticals, Inc. (1)	32,598	3,957,397
Loxo Oncology, Inc. (1)	5,120	410,573
Luminex Corp.	4,573	96,582
MacroGenics, Inc. (1)	2,457	43,022
Madrigal Pharmaceuticals, Inc. (1)	903	14,683
Magellan Health, Inc. (1)	4,456	324,842
Masimo Corp. (1)	41,543	3,787,891
Matinas BioPharma Holdings, Inc. (1)	13,244	22,382
Medicines Co. (1)	16,280	618,803
MediciNova, Inc. (1)	7,571	39,823
Medidata Solutions, Inc. (1)	207,359	16,215,474
MEDNAX, Inc. (1)	223,680	13,503,562
Meridian Bioscience, Inc.	9,329	146,932
Merit Medical Systems, Inc. (1)	81,094	3,093,736
Merrimack Pharmaceuticals, Inc.	19,306	23,939
Mettler-Toledo International, Inc. (1)	45,021	26,496,659
MiMedx Group, Inc. (1)	26,524	397,064
Minerva Neurosciences, Inc. (1)	5,273	46,666
Miragen Therapeutics, Inc. (1)	2,392	30,929
Molina Healthcare, Inc. (1)	11,262	779,105
Momenta Pharmaceuticals, Inc. (1)	4,591	77,588
MyoKardia, Inc. (1)	3,989	52,256
NanoString Technologies, Inc. (1)	1,772	29,309
Natera, Inc. (1)	7,955	86,391
National Research Corp.	2,229	59,960
Natus Medical, Inc. (1)	84,346	3,146,106
Nektar Therapeutics (1)	37,883	740,613
Neogen Corp. (1)	56,449	3,901,190
NeoGenomics, Inc. (1)	14,272	127,877
Neos Therapeutics, Inc. (1)	4,411	32,200
Neurocrine Biosciences, Inc. (1)	3,829	176,134
Nevro Corp. (1)	7,086	527,411
NewLink Genetics Corp. (1)	5,565	40,903
Novavax, Inc. (1)	27,738	31,899
Novocure Ltd. (1)	14,732	254,864
NuVasive, Inc. (1)	271,949	20,918,317
NxStage Medical, Inc. (1)	16,606	416,312
Nymox Pharmaceutical Corp. (1)	2,679	11,788
Obalon Therapeutics, Inc. (1)	1,122	11,119

	Shares	Value
Ocular Therapeutix, Inc. (1)	5,674	52,598
Omeros Corp. (1)	10,635	211,690
Omnicell, Inc. (1)	98,186	4,231,817
Oncocyte Corp. (1)	936	4,867
OPKO Health, Inc. (1)	1,597	10,508
OraSure Technologies, Inc. (1)	13,719	236,790
Organovo Holdings, Inc. (1)	24,505	64,448
Orthofix International (1)	883	41,042
Ovid therapeutics, Inc. (1)	1,240	13,008
Oxford Immunotec Global Plc (1)	5,570	93,687
Pacific Biosciences of California, Inc. (1)	20,148	71,727
Pacira Pharmaceuticals, Inc. (1)	64,976	3,099,355
Paratek Pharmaceuticals, Inc. (1)	6,005	144,721
PAREXEL International Corp. (1)	212,877	18,501,140
Patheon NV (1)	1,480	51,622
Patterson Companies, Inc.	348	16,339
Penumbra, Inc. (1)	23,554	2,066,864
PerkinElmer, Inc.	936	63,779
Phibro Animal Health Corp.	4,562	169,022
Pieris Pharmaceuticals, Inc. (1)	8,765	44,351
Portola Pharmaceuticals, Inc. (1)	11,753	660,166
PRA Health Sciences, Inc. (1)	9,921	744,174
Premier, Inc. (1)	603	21,708
Prestige Brands Holdings, Inc. (1)	91,041	4,807,875
Progenics Pharmaceuticals, Inc. (1)	17,941	121,819
Protagonist Therapeutics, Inc. (1)	985	11,140
Prothena Corporation Plc (1)	7,620	412,394
PTC Therapeutics, Inc. (1)	6,866	125,854
Pulse Biosciences, Inc. (1)	2,332	80,524
Puma Biotechnology, Inc. (1)	7,351	642,477
QIAGEN NV	3,307	110,884
Quality Systems, Inc. (1)	8,602	148,040
Quidel Corp. (1)	7,073	191,961
Quintiles IMS Holdings, Inc. (1)	3,639	325,691
Quotient Ltd. (1)	4,114	30,279
R1 RCM, Inc. (1)	23,463	87,986
Ra Pharmaceuticals, Inc. (1)	2,976	55,770
Radius Health, Inc. (1)	9,514	430,318
RadNet, Inc. (1)	9,412	72,943
Reata Pharmaceuticals, Inc. (1)	2,178	68,912
REGENXBIO, Inc. (1)	1,955	38,611
Repligen Corp. (1)	63,602	2,635,667
ResMed, Inc.	42,053	3,274,667
Revance Therapeutics, Inc. (1)	5,602	147,893
Rigel Pharmaceuticals, Inc. (1)	31,307	85,468
Rockwell Medical, Inc. (1)	11,095	87,983
RTI Surgical, Inc. (1)	10,472	61,261
SAGE Therapeutics, Inc. (1)	8,838	703,858
Sangamo Therapeutics, Inc. (1)	18,256	160,653
Sarepta Therapeutics, Inc. (1)	10,171	342,864
SciClone Pharmaceuticals, Inc. (1)	4,738	52,118
Seattle Genetics, Inc. (1)	4,193	216,946
Select Medical Holdings Corp. (1)	27,400	420,590

	Shares	Value
Selecta Biosciences, Inc. (1)	2,951	58,607
Seres Therapeutics, Inc. (1)	5,125	57,913
Simulations Plus, Inc.	2,698	33,320
Spark Therapeutics, Inc. (1)	5,938	354,736
STAAR Surgical Co. (1)	10,414	112,471
Stemline Therapeutics, Inc. (1)	786	7,231
STERIS Plc	211,000	17,196,500
Strongbridge Biopharma Plc (1)	5,324	38,067
Sucampo Pharmaceuticals, Inc. (1)	5,308	55,734
Supernus Pharmaceuticals, Inc. (1)	12,128	522,717
Surgery Partners, Inc. (1)	4,814	109,519
SurModics, Inc. (1)	3,312	93,233
Syndax Pharmaceuticals, Inc. (1)	2,038	28,471
Synergy Pharmaceuticals, Inc. (1)	57,882	257,575
Syros Pharmaceuticals, Inc. (1)	3,139	50,507
Tabula Rasa HealthCare, Inc. (1)	2,317	34,871
Tactile Systems Technology, Inc. (1)	2,319	66,277
Teladoc, Inc. (1)	13,753	477,229
Teleflex, Inc.	336	69,807
Teligent, Inc. (1)	10,436	95,489
Tenet Healthcare Corp. (1)	20,790	402,079
TESARO, Inc. (1)	1,626	227,412
TG Therapeutics, Inc. (1)	12,396	124,580
The Cooper Companies, Inc.	77,147	18,470,535
The Providence Service Corp. (1)	2,421	122,527
The Spectranetics Corp. (1)	11,101	426,278
TherapeuticsMD, Inc. (1)	39,857	210,046
Theravance Biopharma, Inc. (1)	10,624	423,260
Tivity Health, Inc. (1)	6,227	248,146
Tocagen, Inc. (1)	1,877	22,580
Trevena, Inc. (1)	773	1,778
Triple-S Management Corp. (1)	1,253	21,188
Ultragenyx Pharmaceutical, Inc. (1)	10,117	628,367
Universal Health Services, Inc.	88,837	10,845,221
US Physical Therapy, Inc.	3,078	185,911
Utah Medical Products, Inc.	740	53,576
Vanda Pharmaceuticals, Inc. (1)	11,251	183,391
Varex Imaging Corp. (1)	9,613	324,919
Varian Medical Systems, Inc. (1)	4,032	416,062
VBI Vaccines, Inc. (1)	5,207	22,650
VCA, Inc. (1)	3,430	316,623
Veeva Systems, Inc. (1)	4,697	287,973
Veracyte, Inc. (1)	5,924	49,347
Versartis, Inc. (1)	8,280	144,486
ViewRay, Inc. (1)	7,403	47,897
Viveve Medical, Inc. (1)	3,744	26,882
Vocera Communications, Inc. (1)	7,147	188,824
vTv Therapeutics, Inc. (1)	1,743	8,663
Waters Corp. (1)	75,642	13,906,025
WaVe Life Sciences Ltd. (1)	3,004	55,874
WellCare Health Plans, Inc. (1)	1,796	322,490
West Pharmaceutical Services, Inc.	40,980	3,873,430
Wright Medical Group NV (1)	26,693	733,791

	Shares	Value
XBiotech, Inc. (1)	4,382	20,595
Xencor, Inc. (1)	9,742	205,654
ZIOPHARM Oncology, Inc. (1)	33,505	208,401
Zoetis, Inc.	21,586	1,346,535
Zogenix, Inc. (1)	4,706	68,237
Zynerba Pharmaceuticals, Inc. (1)	2,904	49,281

		510,704,923

Industrials - 15.21%
A.O. Smith Corp.	311,767	17,561,835
AAON, Inc.	101,632	3,745,139
ABM Industries, Inc.	7,251	301,061
Actuant Corp.	7,549	185,705
Acuity Brands, Inc.	84,843	17,246,885
Advanced Disposal Services, Inc. (1)	6,391	145,267
Advanced Drainage Systems, Inc.	9,110	183,111
Aerojet Rocketdyne Holdings, Inc. (1)	17,671	367,557
Air Lease Corp.	258	9,639
Air Transport Services Group, Inc. (1)	13,293	289,522
Alamo Group, Inc.	2,087	189,520
Alaska Air Group, Inc.	162,406	14,577,563
Albany International Corp.	5,734	306,196
Allegiant Travel Co.	3,347	453,853
Allegion Plc	4,180	339,082
Allied Motion Technologies, Inc.	1,773	48,261
Allison Transmission Holdings, Inc.	5,853	219,546
Altra Industrial Motion Corp.	7,324	291,495
American Airlines Group, Inc.	8,449	425,154
American Woodmark Corp. (1)	3,595	343,502
AMETEK, Inc.	237,223	14,368,597
Apogee Enterprises, Inc.	7,241	411,578
Applied Industrial Technologies, Inc.	9,773	577,096
Aqua Metals, Inc. (1)	4,249	53,325
ArcBest Corp.	852	17,551
Argan, Inc.	3,720	223,200
Armstrong World Industries, Inc. (1)	1,932	88,872
Astec Industries, Inc.	2,696	149,655
Astronics Corp. (1)	5,477	166,884
Atkore International Group, Inc. (1)	8,393	189,262
Avis Budget Group, Inc. (1)	19,158	522,439
Axon Enterprise, Inc. (1)	61,609	1,548,850
AZZ, Inc.	6,646	370,847
Barnes Group, Inc.	1,744	102,076
Barrett Business Services, Inc.	1,865	106,846
Beacon Roofing Supply, Inc. (1)	115,035	5,636,715
BG Staffing, Inc.	1,745	30,328
Blue Bird Corp. (1)	943	16,031
BMC Stock Holdings, Inc. (1)	913	19,949
Brady Corp.	9,270	314,253
Builders FirstSource, Inc. (1)	24,732	378,894
BWX Technologies, Inc.	4,109	200,314
C.H. Robinson Worldwide, Inc.	6,147	422,176
Caesarstone Ltd. (1)	3,708	129,965
CAI International, Inc. (1)	1,846	43,566

	Shares	Value
Casella Waste Systems, Inc. (1)	1,963	32,213
Cintas Corp.	3,769	475,045
CIRCOR International, Inc.	22,320	1,325,362
Clean Harbors, Inc. (1)	1,616	90,221
Comfort Systems USA, Inc.	9,428	349,779
Commercial Vehicle Group, Inc. (1)	6,367	53,801
Continental Building Products, Inc. (1)	10,080	234,864
Copa Holdings SA	99	11,583
Copart, Inc. (1)	8,702	276,637
Covanta Holding Corp.	29,917	394,904
CSW Industrials, Inc. (1)	1,566	60,526
Cummins, Inc.	2,245	364,184
Curtiss-Wright Corp.	8,465	776,918
Daseke, Inc. (1)	4,642	51,665
Deluxe Corp.	12,426	860,128
Donaldson Co., Inc.	5,352	243,730
Douglas Dynamics, Inc.	5,638	185,490
Dover Corp.	200,726	16,102,240
Dun & Bradstreet Corp.	617	66,729
DXP Enterprises, Inc. (1)	3,101	106,984
Dycom Industries, Inc. (1)	7,806	698,793
EMCOR Group, Inc.	11,350	742,063
Energous Corp. (1)	4,806	78,146
Energy Recovery, Inc. (1)	8,637	71,601
EnerSys, Inc.	11,153	808,035
EnPro Industries, Inc.	5,418	386,683
EnviroStar, Inc.	892	24,129
Equifax, Inc.	5,224	717,882
Exone Co. (1)	2,592	29,678
Expeditors International of Washington, Inc.	5,550	313,464
Exponent, Inc.	6,607	385,188
Fastenal Co.	148,683	6,472,171
Federal Signal Corp.	3,626	62,947
Fortive Corp.	12,193	772,427
Fortune Brands Home & Security, Inc.	6,295	410,686
Forward Air Corp.	7,711	410,842
Foundation Building Materials, Inc. (1)	1,076	13,837
Franklin Covey Co. (1)	2,023	39,044
Franklin Electric Company, Inc.	11,202	463,763
Gardner Denver Holdings, Inc. (1)	1,817	39,265
Generac Holdings, Inc. (1)	15,767	569,662
General Cable Corp.	11,833	193,470
Genesee & Wyoming, Inc. (1)	60,114	4,111,196
Global Brass and Copper Holdings, Inc.	5,119	156,385
GMS, Inc. (1)	6,011	168,909
GP Strategies Corp. (1)	2,935	77,484
Graco, Inc.	2,415	263,911
Granite Construction, Inc.	7,903	381,241
Great Lakes Dredge & Dock Corp. (1)	1,313	5,646
Griffon Corp.	6,415	140,809
H&E Equipment Services, Inc.	7,998	163,239
Harsco Corp. (1)	20,519	330,356
Hawaiian Holdings, Inc. (1)	12,302	577,579

	Shares	Value
HC2 Holdings, Inc. (1)	10,201	59,982
HD Supply Holdings, Inc. (1)	8,854	271,198
Healthcare Services Group, Inc.	103,691	4,855,850
Heartland Express, Inc.	11,449	238,368
Heico Corp.	91,819	6,596,277
Heico Corp. - Class A	43,328	2,688,502
Herc Holdings, Inc. (1)	6,189	243,351
Heritage Crystal Clean, Inc. (1)	2,014	32,023
Herman Miller, Inc.	13,017	395,717
Hexcel Corp.	2,646	139,682
Hill International, Inc. (1)	7,763	40,368
Hillenbrand, Inc.	16,189	584,423
HNI Corp.	11,297	450,411
Hubbell, Inc.	1,535	173,716
Hudson Technologies, Inc. (1)	9,360	79,092
Huntington Ingalls Industries, Inc.	1,658	308,653
Huttig Building Products, Inc. (1)	4,382	30,718
Hyster-Yale Materials Handling, Inc.	2,201	154,620
IDEX Corp.	296,416	33,497,972
IHS Markit Ltd. (1)	41,754	1,838,846
Ingersoll-Rand Plc	5,635	514,983
InnerWorkings, Inc. (1)	10,826	125,582
Insperity, Inc.	4,677	332,067
Insteel Industries, Inc.	4,189	138,111
Interface, Inc.	14,270	280,405
J.B. Hunt Transportation Services, Inc.	16,994	1,552,912
JELD-WEN Holding, Inc. (1)	5,673	184,146
John Bean Technologies Corp.	8,044	788,312
Kadant, Inc.	2,770	208,304
Kaman Corp.	563	28,077
KAR Auction Services, Inc.	6,008	252,156
KBR, Inc.	4,029	61,321
Kennametal, Inc.	20,519	767,821
KeyW Holding Corp. (1)	123,475	1,154,491
Kforce, Inc.	6,026	118,110
Kimball International, Inc.	8,007	133,637
Knight Transportation, Inc.	17,542	649,931
Knoll, Inc.	11,628	233,141
Kornit Digital Ltd. (1)	57,632	1,115,179
Kratos Defense & Security Solutions, Inc. (1)	7,017	83,292
Landstar System, Inc.	35,395	3,029,812
Lawson Products, Inc. (1)	1,099	24,343
Lennox International, Inc.	1,575	289,233
Lincoln Electric Holdings, Inc.	2,576	237,224
Lindsay Corp.	2,674	238,654
Lydall, Inc. (1)	4,301	222,362
Masco Corp.	9,089	347,291
Masonite International Corp. (1)	7,611	574,630
MasTec, Inc. (1)	17,046	769,627
Matson, Inc.	5,166	155,187
Matthews International Corp.	8,007	490,429
McGrath RentCorp	385	13,333
Mercury Systems, Inc. (1)	11,052	465,179

	Shares	Value
Milacron Holdings Corp. (1)	10,097	177,606
Miller Industries, Inc.	188	4,672
Mistras Group, Inc. (1)	517	11,358
Moog, Inc. (1)	735	52,714
MSA Safety, Inc.	8,515	691,163
MSC Industrial Direct Co., Inc.	19,822	1,703,899
Mueller Industries, Inc.	14,519	442,104
Mueller Water Products, Inc.	24,128	281,815
Multi-Color Corp.	3,485	284,376
MYR Group, Inc. (1)	1,815	56,301
National Presto Industries, Inc.	105	11,602
Navistar International Corp. (1)	719	18,859
NCI Building Systems, Inc. (1)	10,171	169,856
Neff Corp. (1)	1,910	36,290
NN, Inc.	6,913	189,762
Nordson Corp.	30,421	3,690,676
NV5 Global, Inc. (1)	1,531	65,067
Old Dominion Freight Line, Inc.	1,722	164,003
Omega Flex, Inc.	761	49,008
On Assignment, Inc. (1)	13,004	704,167
Orbital ATK, Inc.	33,369	3,282,175
Orion Group Holdings, Inc. (1)	3,238	24,188
Parker-Hannifin Corp.	5,020	802,296
Patrick Industries, Inc. (1)	4,167	303,566
Paylocity Holding Corp. (1)	6,640	299,995
PGT Innovations, Inc. (1)	12,491	159,885
Plug Power, Inc. (1)	57,059	116,400
Ply Gem Holdings, Inc. (1)	5,683	102,010
Primoris Services Corp.	128,676	3,209,179
Proto Labs, Inc. (1)	47,935	3,223,629
Quad/Graphics, Inc.	4,579	104,951
Quanex Building Products Corp.	702	14,847
Quanta Services, Inc. (1)	1,605	52,837
Radiant Logistics, Inc. (1)	9,489	51,051
Raven Industries, Inc.	9,231	307,392
RBC Bearings, Inc. (1)	49,787	5,066,325
REV Group, Inc.	3,220	89,130
Ritchie Bros Auctioneers, Inc.	406,571	11,684,851
Robert Half International, Inc.	5,405	259,062
Rockwell Automation, Inc.	213,744	34,617,978
Rockwell Collins, Inc.	7,117	747,854
Rollins, Inc.	4,190	170,575
Roper Technologies, Inc.	4,174	966,406
RR Donnelley & Sons Co.	4,802	60,217
Rush Enterprises, Inc. - Class A (1)	3,660	136,079
Rush Enterprises, Inc. - Class B (1)	606	22,064
Saia, Inc. (1)	2,813	144,307
Schneider National, Inc. (1)	7,704	172,338
Sensata Technologies Holding NV (1)	3,761	160,670
Simpson Manufacturing Company, Inc.	1,601	69,980
SiteOne Landscape Supply, Inc. (1)	46,669	2,429,588
Snap-on, Inc.	333	52,614
SP Plus Corp. (1)	1,386	42,342

	Shares	Value
Spartan Motors, Inc.	4,992	44,179
Sparton Corp. (1)	131	2,881
SPX Corp. (1)	10,879	273,716
SPX FLOW, Inc. (1)	2,669	98,433
Standex International Corp.	2,532	229,652
Stanley Black & Decker, Inc.	736	103,577
Steelcase, Inc.	17,819	249,466
Stericycle, Inc. (1)	138,000	10,532,160
Sterling Construction Company, Inc. (1)	1,497	19,566
Sun Hydraulics Corp.	6,032	257,385
Supreme Industries, Inc.	2,137	35,154
Swift Transportation Co. (1)	18,659	494,463
Team, Inc. (1)	3,459	81,114
Tennant Co.	4,284	316,159
Tetra Tech, Inc.	13,621	623,161
The Advisory Board Co. (1)	60,021	3,091,081
The Brink’s Co.	11,742	786,714
The Middleby Corp. (1)	2,482	301,588
The Toro Co.	54,787	3,796,191
TPI Composites, Inc. (1)	2,712	50,118
TransDigm Group, Inc.	2,122	570,542
TransUnion (1)	5,587	241,973
Trex Company, Inc. (1)	7,556	511,239
TriNet Group, Inc. (1)	10,533	344,850
TrueBlue, Inc. (1)	639	16,933
Tutor Perini Corp. (1)	1,516	43,585
UniFirst Corp.	20,777	2,923,324
United Rentals, Inc. (1)	160,529	18,093,224
Univar, Inc. (1)	4,536	132,451
Universal Forest Products, Inc.	4,519	394,554
Universal Logistics Holdings, Inc.	1,350	20,250
US Ecology, Inc.	5,602	282,901
Vectrus, Inc. (1)	528	17,065
Verisk Analytics, Inc. (1)	121,041	10,212,229
Viad Corp.	3,135	148,129
Vicor Corp. (1)	4,001	71,618
W.W. Grainger, Inc.	64,209	11,591,651
Wabash National Corp.	4,285	94,184
WABCO Holdings, Inc. (1)	126,805	16,168,906
Wabtec Corp.	170,202	15,573,483
WageWorks, Inc. (1)	107,243	7,206,730
Watsco, Inc.	33,273	5,130,697
Watts Water Technologies, Inc.	4,156	262,659
Welbilt, Inc. (1)	22,724	428,347
West Corp.	1,762	41,090
Willdan Group, Inc. (1)	1,951	59,603
Woodward, Inc.	13,634	921,386
XPO Logistics, Inc. (1)	3,563	230,277
Xylem, Inc.	4,096	227,041
YRC Worldwide, Inc. (1)	1,549	17,225

		384,838,730

Information Technology - 22.93%
2U, Inc. (1)	11,193	525,176

	Shares	Value
3D Systems Corp. (1)	28,058	524,685
8x8, Inc. (1)	104,725	1,523,749
A10 Networks, Inc. (1)	12,134	102,411
Acacia Communications, Inc. (1)	4,314	178,902
ACI Worldwide, Inc. (1)	29,806	666,760
Acxiom Corp. (1)	10,411	270,478
Advanced Energy Industries, Inc. (1)	10,171	657,962
Advanced Micro Devices, Inc. (1)	36,153	451,189
Aerohive Networks, Inc. (1)	7,540	37,700
Akamai Technologies, Inc. (1)	149,000	7,421,690
Akoustis Technologies, Inc. (1)	2,188	19,123
Alarm.com Holdings, Inc. (1)	5,187	195,187
Alliance Data Systems Corp.	47,599	12,218,187
Alpha and Omega Semiconductor Ltd. (1)	287	4,784
Alteryx, Inc. (1)	2,247	43,861
Ambarella, Inc. (1)	3,522	170,993
Amber Road, Inc. (1)	5,040	43,193
American Software, Inc.	4,079	41,973
Amkor Technology, Inc. (1)	1,277	12,476
Amphenol Corp.	13,112	967,928
Analog Devices, Inc.	15,876	1,235,153
Angie’s List, Inc. (1)	16,269	208,081
ANSYS, Inc. (1)	102,708	12,497,509
Appfolio, Inc. (1)	1,924	62,722
Applied Optoelectronics, Inc. (1)	4,708	290,907
Apptio, Inc. (1)	4,525	78,509
Arista Networks, Inc. (1)	2,320	347,513
Aspen Technology, Inc. (1)	405,091	22,385,329
Atlassian Corporation Plc (1)	376,593	13,248,542
Autodesk, Inc. (1)	7,450	751,109
Avid Technology, Inc. (1)	5,196	27,331
Axcelis Technologies, Inc. (1)	7,660	160,477
Badger Meter, Inc.	7,192	286,601
Barracuda Networks, Inc. (1)	6,433	148,345
Bel Fuse, Inc.	581	14,351
Benefitfocus, Inc. (1)	4,041	146,890
Black Knight Financial Services, Inc. (1)	1,261	51,638
Blackbaud, Inc.	148,189	12,707,207
Blackhawk Network Holdings, Inc. (1)	14,049	612,536
Blackline, Inc. (1)	2,795	99,893
Blucora, Inc. (1)	2,135	45,262
Booz Allen Hamilton Holding Corp.	6,035	196,379
Bottomline Technologies, Inc. (1)	8,998	231,159
Box, Inc. (1)	20,070	366,077
Brightcove, Inc. (1)	8,602	53,332
Broadridge Financial Solutions, Inc.	5,137	388,152
BroadSoft, Inc. (1)	7,847	337,813
Brooks Automation, Inc.	17,572	381,137
Cabot Microelectronics Corp.	6,363	469,780
Cadence Design Systems, Inc. (1)	93,558	3,133,257
CalAmp Corp. (1)	8,878	180,490
Callidus Software, Inc. (1)	16,475	398,695
Carbonite, Inc. (1)	6,356	138,561

	Shares	Value
CardConnect Corp. (1)	3,946	59,387
Cardtronics Plc (1)	11,697	384,363
Care.com, Inc. (1)	3,327	50,238
Cass Information Systems, Inc.	2,792	183,267
Cavium, Inc. (1)	33,687	2,092,973
CDK Global, Inc.	5,976	370,871
CDW Corp.	6,689	418,263
CEVA, Inc. (1)	5,513	250,566
ChannelAdvisor Corp. (1)	6,033	69,681
Check Point Software Technologies Ltd. (1)	142,900	15,587,532
Ciena Corp. (1)	36,103	903,297
Cimpress (1)	6,409	605,843
Cirrus Logic, Inc. (1)	16,503	1,035,068
Citrix Systems, Inc. (1)	154,476	12,293,200
Clearfield, Inc. (1)	2,940	38,808
Cloudera, Inc. (1)	3,618	57,960
Cognex Corp.	114,655	9,734,209
Coherent, Inc. (1)	1,071	240,964
Cohu, Inc.	1,175	18,495
CommerceHub, Inc. - Class A (1)	3,494	60,865
CommerceHub, Inc. - Class C (1)	7,364	128,428
CommScope Holding Co., Inc. (1)	4,226	160,715
CommVault Systems, Inc. (1)	9,925	560,266
Control4 Corp. (1)	5,625	110,306
CoreLogic, Inc. (1)	2,182	94,655
Cornerstone OnDemand, Inc. (1)	13,305	475,654
CoStar Group, Inc. (1)	17,397	4,585,849
Coupa Software, Inc. (1)	7,602	220,306
CPI Card Group, Inc.	4,970	14,164
CSG Systems International, Inc.	7,069	286,860
CSRA, Inc.	7,096	225,298
CyberArk Software Ltd. (1)	30,799	1,538,410
CyberOptics Corp. (1)	939	19,390
Cypress Semiconductor Corp.	1,211	16,530
Daktronics, Inc.	5,365	51,665
Dell Technologies, Inc. - VMware, Inc. (1)	8,995	549,684
Diebold Nixdorf, Inc.	19,292	540,176
Digimarc Corp. (1)	2,299	92,305
Diodes, Inc. (1)	2,510	60,315
Dolby Laboratories, Inc.	61,194	2,996,058
DST Systems, Inc.	274	16,906
DXC Technology Co.	12,422	953,016
Eastman Kodak Co. (1)	3,784	34,434
Ebix, Inc.	6,154	331,701
Electronic Arts, Inc. (1)	13,200	1,395,504
Electronics For Imaging, Inc. (1)	11,847	561,311
Ellie Mae, Inc. (1)	49,754	5,468,462
Endurance International Group Holdings, Inc. (1)	14,805	123,622
EnerNOC, Inc. (1)	1,261	9,773
Entegris, Inc. (1)	36,305	796,895
Envestnet, Inc. (1)	94,046	3,724,222
EPAM Systems, Inc. (1)	12,576	1,057,516
ePlus, Inc. (1)	3,360	248,976

	Shares	Value
Euronet Worldwide, Inc. (1)	45,985	4,017,709
Everbridge, Inc. (1)	4,305	104,870
Everi Holdings, Inc. (1)	16,239	118,220
EVERTEC, Inc.	13,061	225,955
Exa Corp. (1)	3,578	49,376
ExlService Holdings, Inc. (1)	106,611	5,925,439
Extreme Networks, Inc. (1)	27,946	257,662
F5 Networks, Inc. (1)	2,841	360,977
Fabrinet (1)	9,301	396,781
FactSet Research Systems, Inc.	1,690	280,844
Fair Isaac Corp.	7,876	1,097,993
FARO Technologies, Inc. (1)	1,071	40,484
Fidelity National Information Services, Inc.	8,207	700,878
Finisar Corp. (1)	13,224	343,560
First Data Corp. (1)	16,191	294,676
Fiserv, Inc. (1)	9,303	1,138,129
Five9, Inc. (1)	13,318	286,603
FleetCor Technologies, Inc. (1)	4,026	580,589
FLIR Systems, Inc.	173,897	6,027,270
FormFactor, Inc. (1)	18,374	227,838
Forrester Research, Inc.	2,635	103,160
Fortinet, Inc. (1)	786,654	29,452,326
Gartner, Inc. (1)	3,841	474,402
Genpact Ltd.	5,876	163,529
Gigamon, Inc. (1)	9,248	363,909
Global Payments, Inc.	6,658	601,351
Global Sources Ltd. (1)	1,607	32,140
Glu Mobile, Inc. (1)	1,908	4,770
GoDaddy, Inc. (1)	3,431	145,543
Gogo, Inc. (1)	14,602	168,361
GrubHub, Inc. (1)	313,950	13,688,220
GTT Communications, Inc. (1)	7,922	250,731
Guidance Software, Inc. (1)	5,900	38,999
Guidewire Software, Inc. (1)	204,213	14,031,475
Hackett Group, Inc.	6,086	94,333
Harris Corp.	13,767	1,501,704
Hortonworks, Inc. (1)	12,172	156,775
HubSpot, Inc. (1)	8,603	565,647
Ichor Holdings Ltd. (1)	2,997	60,420
II-VI, Inc. (1)	4,418	151,537
Immersion Corp. (1)	7,341	66,656
Imperva, Inc. (1)	8,558	409,500
Impinj, Inc. (1)	4,609	224,228
Information Services Group, Inc. (1)	5,558	22,843
Inphi Corp. (1)	10,673	366,084
Insight Enterprises, Inc. (1)	3,534	141,325
Instructure, Inc. (1)	5,408	159,536
Integrated Device Technology, Inc. (1)	102,482	2,643,011
InterActiveCorp (1)	3,059	315,811
Interdigital, Inc.	8,886	686,888
Internap Corp. (1)	20,184	74,075
Intevac, Inc. (1)	4,923	54,645
IPG Photonics Corp. (1)	121,195	17,585,395

	Shares	Value
Iteris, Inc. (1)	5,950	37,009
Itron, Inc. (1)	8,740	592,135
J2 Global, Inc.	11,883	1,011,124
Jack Henry & Associates, Inc.	3,394	352,535
KEMET Corp. (1)	11,698	149,734
KLA-Tencor Corp.	6,882	629,772
Kopin Corp. (1)	13,818	51,265
Lam Research Corp.	7,079	1,001,183
Lattice Semiconductor Corp. (1)	31,290	208,391
Limelight Networks, Inc. (1)	8,132	23,501
Littelfuse, Inc.	33,168	5,472,720
LivePerson, Inc. (1)	13,867	152,537
LogMeIn, Inc.	63,842	6,671,489
Lumentum Holdings, Inc. (1)	15,596	889,752
MACOM Technology Solutions Holdings, Inc. (1)	10,368	578,223
Majesco, Inc. (1)	1,055	5,201
Manhattan Associates, Inc. (1)	41,661	2,002,228
Match Group, Inc. (1)	1,603	27,860
Maxim Integrated Products, Inc.	12,333	553,752
MAXIMUS, Inc.	16,468	1,031,391
MaxLinear, Inc. (1)	15,402	429,562
Meet Group, Inc. (1)	2,988	15,089
MercadoLibre, Inc.	97,688	24,507,965
Mesa Laboratories, Inc.	800	114,648
Methode Electronics, Inc.	9,172	377,886
Microchip Technology, Inc.	56,818	4,385,213
Microsemi Corp. (1)	44,578	2,086,250
MicroStrategy, Inc. (1)	1,357	260,096
MicroVision, Inc. (1)	17,180	36,422
MINDBODY, Inc. (1)	9,416	256,115
Mitek Systems, Inc. (1)	7,616	63,974
MKS Instruments, Inc.	13,783	927,596
MobileIron, Inc. (1)	13,934	84,301
Model N, Inc. (1)	6,036	80,279
MoneyGram International, Inc. (1)	723	12,472
Monolithic Power Systems, Inc.	70,896	6,834,374
Monotype Imaging Holdings, Inc.	5,145	94,154
Motorola Solutions, Inc.	760	65,922
MuleSoft, Inc. (1)	3,851	96,044
Nanometrics, Inc. (1)	4,986	126,096
Napco Security Technologies, Inc. (1)	2,960	27,824
National Instruments Corp.	46,942	1,888,007
NCI, Inc. (1)	548	11,563
NCR Corp. (1)	5,283	215,758
NetApp, Inc.	10,189	408,069
NetScout Systems, Inc. (1)	85,477	2,940,409
New Relic, Inc. (1)	7,488	322,059
NIC, Inc.	16,507	312,808
Nice Ltd. - ADR	134,506	10,588,312
Novanta, Inc. (1)	8,193	294,948
Nutanix, Inc. (1)	8,895	179,234
NVE Corp.	1,120	86,240
Oclaro, Inc. (1)	36,881	344,469

	Shares	Value
Okta, Inc. (1)	2,806	63,977
Ominto, Inc. (1)	3,273	49,913
ON Semiconductor Corp. (1)	17,267	242,429
OSI Systems, Inc. (1)	4,445	334,042
Palo Alto Networks, Inc. (1)	190,135	25,441,964
Pandora Media, Inc. (1)	9,897	88,281
Park City Group, Inc. (1)	2,841	34,518
Paychex, Inc.	14,109	803,366
Paycom Software, Inc. (1)	152,577	10,437,793
PCM, Inc. (1)	1,007	18,881
PDF Solutions, Inc. (1)	6,660	109,557
Pegasystems, Inc.	9,410	549,074
Perficient, Inc. (1)	676	12,601
Pixelworks, Inc. (1)	7,212	33,103
Planet Payment, Inc. (1)	11,368	37,514
Plantronics, Inc.	8,540	446,727
Power Integrations, Inc.	115,778	8,440,216
Presidio, Inc. (1)	3,060	43,789
Progress Software Corp.	10,139	313,194
Proofpoint, Inc. (1)	56,012	4,863,522
PROS Holdings, Inc. (1)	6,769	185,403
PTC, Inc. (1)	31,279	1,724,098
Pure Storage, Inc. (1)	23,766	304,442
Q2 Holdings, Inc. (1)	44,297	1,636,774
QAD, Inc.	1,607	51,504
Qorvo, Inc. (1)	2,890	182,995
Qualys, Inc. (1)	177,261	7,232,249
Quantenna Communications, Inc. (1)	5,379	102,201
Quantum Corp. (1)	1,364	10,653
Quotient Technology, Inc. (1)	18,778	215,947
Radisys Corp. (1)	1,612	6,061
Rambus, Inc. (1)	7,377	84,319
Rapid7, Inc. (1)	5,344	89,940
RealPage, Inc. (1)	14,999	539,214
Red Hat, Inc. (1)	211,104	20,213,208
Reis, Inc.	2,322	49,343
Rogers Corp. (1)	4,612	500,955
Rosetta Stone, Inc. (1)	801	8,635
Rudolph Technologies, Inc. (1)	7,161	163,629
Sabre Corp.	7,128	155,177
Science Applications International Corp.	11,231	779,656
Semtech Corp. (1)	169,910	6,074,283
ServiceNow, Inc. (1)	7,334	777,404
ServiceSource International, Inc. (1)	12,432	48,236
Shopify, Inc. (1)	21,780	1,892,682
Shutterstock, Inc. (1)	4,751	209,424
Silicon Laboratories, Inc. (1)	10,733	733,601
Silver Spring Networks, Inc. (1)	2,551	28,775
Skyworks Solutions, Inc.	8,089	776,140
Splunk, Inc. (1)	479,668	27,288,313
SPS Commerce, Inc. (1)	4,318	275,316
Square, Inc. (1)	98,317	2,306,517
SS&C Technologies Holdings, Inc.	6,943	266,681

	Shares	Value
Stamps.com, Inc. (1)	16,153	2,501,696
StarTek, Inc. (1)	2,650	32,436
Stratasys Ltd. (1)	6,357	148,182
Super Micro Computer, Inc. (1)	2,104	51,864
Sykes Enterprises, Inc. (1)	981	32,893
Symantec Corp.	27,081	765,038
Synaptics, Inc. (1)	8,814	455,772
SYNNEX Corp.	1,523	182,699
Synopsys, Inc. (1)	101,579	7,408,156
Syntel, Inc.	8,519	144,482
Tableau Software, Inc. (1)	237,958	14,579,687
Take-Two Interactive Software, Inc. (1)	40,652	2,983,044
Tech Data Corp. (1)	703	71,003
TechTarget, Inc. (1)	1,223	12,683
Telenav, Inc. (1)	3,951	32,003
TeleTech Holdings, Inc.	3,626	147,941
Teradyne, Inc.	8,126	244,024
The Western Union Co.	20,681	393,973
Total System Services, Inc.	7,956	463,437
Trade Desk, Inc. (1)	4,433	222,138
Trimble, Inc. (1)	8,689	309,937
TrueCar, Inc. (1)	16,004	318,960
TTM Technologies, Inc. (1)	5,070	88,015
Tucows, Inc. (1)	2,297	122,890
Twilio, Inc. (1)	15,890	462,558
Twitter, Inc. (1)	1,848	33,024
Tyler Technologies, Inc. (1)	14,931	2,622,929
Ubiquiti Networks, Inc. (1)	5,935	308,442
Ultimate Software Group, Inc. (1)	15,915	3,343,105
Ultra Clean Holdings, Inc. (1)	8,428	158,025
Unisys Corp. (1)	9,004	115,251
Universal Display Corp.	1,823	199,163
Upland Software, Inc. (1)	1,851	40,703
USA Technologies, Inc. (1)	9,183	47,752
Vantiv, Inc. (1)	7,040	445,914
Varonis Systems, Inc. (1)	4,882	181,610
VASCO Data Security International, Inc. (1)	708	10,160
VeriFone Systems, Inc. (1)	2,306	41,739
Verint Systems, Inc. (1)	2,581	105,047
VeriSign, Inc. (1)	3,848	357,710
Veritone, Inc. (1)	594	6,956
Versum Materials, Inc.	429	13,943
ViaSat, Inc. (1)	753	49,849
Viavi Solutions, Inc. (1)	21,833	229,901
VirnetX Holding Corp. (1)	13,050	59,378
Virtusa Corp. (1)	5,208	153,115
Web.com Group, Inc. (1)	9,825	248,573
WebMD Health Corp. (1)	9,452	554,360
Western Digital Corp.	1,831	162,227
WEX, Inc. (1)	174,964	18,243,496
Workday, Inc. (1)	336,499	32,640,403
Workiva, Inc. (1)	6,320	120,396
Xactly Corp. (1)	6,672	104,417

	Shares	Value
Xcerra Corp. (1)	11,856	115,833
Xilinx, Inc.	10,329	664,361
XO Group, Inc. (1)	4,729	83,325
Xperi Corp.	12,494	372,321
Yelp, Inc. (1)	19,860	596,197
Yext, Inc. (1)	3,171	42,269
Zebra Technologies Corp. (1)	2,291	230,291
Zendesk, Inc. (1)	24,839	690,027
Zillow Group, Inc. - Class A (1)	1,594	77,851
Zillow Group, Inc. - Class C (1)	3,190	156,342
Zix Corp. (1)	13,671	77,788

		580,013,448

Materials - 4.32%
A. Schulman, Inc.	7,233	231,456
AdvanSix, Inc. (1)	6,614	206,621
Albemarle Corp.	905	95,514
AptarGroup, Inc.	271,530	23,585,096
Ardagh Group SA	431	9,745
Avery Dennison Corp.	3,653	322,816
Axalta Coating Systems Ltd. (1)	9,316	298,485
Balchem Corp.	82,969	6,447,521
Ball Corp.	8,397	354,437
Berry Global Group, Inc. (1)	446,689	25,465,740
Boise Cascade Co. (1)	1,940	58,976
Calgon Carbon Corp.	990	14,949
Celanese Corp.	3,649	346,436
Century Aluminum Co. (1)	765	11,919
Chase Corp.	1,844	196,755
Chemours Co.	8,099	307,114
Codexis, Inc. (1)	9,970	54,336
Coeur Mining, Inc. (1)	7,483	64,204
Compass Minerals International, Inc.	7,893	515,413
Crown Holdings, Inc. (1)	4,010	239,237
Deltic Timber Corp.	2,770	206,808
Eagle Materials, Inc.	2,056	190,015
Ferro Corp. (1)	21,453	392,375
Flotek Industries, Inc. (1)	1,672	14,948
FMC Corp.	5,865	428,438
Forterra, Inc. (1)	4,079	33,570
Freeport-McMoRan, Inc. (1)	12,368	148,540
Graphic Packaging Holding Co.	406,810	5,605,842
Greif, Inc. - Class A	5,648	315,045
Greif, Inc. - Class B	1,215	73,386
Handy & Harman Ltd. (1)	393	12,340
Hawkins, Inc.	437	20,255
HB Fuller Co.	9,703	495,920
Huntsman Corp.	4,259	110,053
Ingevity Corp. (1)	77,665	4,457,971
International Flavors & Fragrances, Inc.	31,966	4,315,410
International Paper Co.	16,428	929,989
KapStone Paper and Packaging Corp.	22,204	458,068
Klondex Mines Ltd. (1)	12,850	43,304
KMG Chemicals, Inc.	2,365	115,105

	Shares	Value
Koppers Holdings, Inc. (1)	5,267	190,402
Kraton Corp. (1)	1,650	56,826
Kronos Worldwide, Inc.	5,818	106,004
Louisiana-Pacific Corp. (1)	34,934	842,259
Martin Marietta Materials, Inc.	79,242	17,637,684
Minerals Technologies, Inc.	5,089	372,515
Myers Industries, Inc.	5,878	105,510
Neenah Paper, Inc.	3,522	282,640
NewMarket Corp.	301	138,604
OMNOVA Solutions, Inc. (1)	6,874	67,021
Owens-Illinois, Inc. (1)	5,568	133,187
Packaging Corporation of America	4,095	456,142
Platform Specialty Products Corp. (1)	4,439	56,286
PolyOne Corp.	20,840	807,342
Quaker Chemical Corp.	16,920	2,457,292
Rayonier Advanced Materials, Inc.	6,883	108,201
Reliance Steel & Aluminum Co.	40,160	2,924,050
Royal Gold, Inc.	1,057	82,626
RPM International, Inc.	5,362	292,497
Schweitzer-Mauduit International, Inc.	1,473	54,840
Scotts Miracle-Gro Co.	1,776	158,881
Sealed Air Corp.	4,360	195,154
Sensient Technologies Corp.	11,330	912,405
Silgan Holdings, Inc.	3,249	103,253
Southern Copper Corp.	3,209	111,128
Steel Dynamics, Inc.	1,447	51,817
Stepan Co.	3,239	282,246
Summit Materials, Inc. (1)	27,395	790,894
Trinseo S.A.	7,955	546,508
United States Lime & Minerals, Inc.	34	2,668
US Concrete, Inc. (1)	3,896	306,031
Valhi, Inc.	368	1,097
Verso Corp. (1)	1,237	5,801
Vulcan Materials Co.	5,366	679,765
W.R. Grace & Co.	2,987	215,094
Westlake Chemical Corp.	780	51,644
Worthington Industries, Inc.	10,555	530,072

		109,310,538

Real Estate - 2.66%
Alexander’s, Inc.	525	221,266
Altisource Portfolio Solutions S.A. (1)	2,949	64,347
American Assets Trust, Inc.	3,777	148,776
Armada Hoffler Properties, Inc.	10,328	133,748
Boston Properties, Inc.	1,070	131,631
Care Capital Properties, Inc.	2,513	67,097
CareTrust REIT, Inc.	17,151	317,980
CBRE Group, Inc. (1)	5,655	205,842
City Office REIT, Inc.	1,697	21,552
Clipper Realty, Inc.	451	5,565
Community Healthcare Trust, Inc.	613	15,687
Consolidated-Tomoka Land Co.	940	53,533
CoreSite Realty Corp.	44,463	4,603,254
Corporate Office Properties Trust	115,706	4,053,181

	Shares	Value
CubeSmart	5,357	128,782
CyrusOne, Inc.	3,334	185,870
Digital Realty Trust, Inc.	4,909	554,472
Douglas Emmett, Inc.	5,145	196,590
DuPont Fabros Technology, Inc.	3,394	207,577
EastGroup Properties, Inc.	8,506	712,803
Equity Lifestyle Properties, Inc.	3,566	307,888
Extra Space Storage, Inc.	4,525	352,950
Federal Realty Investment Trust	1,221	154,322
First Industrial Realty Trust, Inc.	6,841	195,789
Four Corners Property Trust, Inc.	10,834	272,042
Gaming and Leisure Properties, Inc.	2,769	104,308
Global Medical REIT, Inc.	406	3,630
Gramercy Property Trust	5,720	169,941
HFF, Inc.	9,388	326,421
Hudson Pacific Properties, Inc.	107,621	3,679,562
Iron Mountain, Inc.	10,236	351,709
Jones Lang LaSalle, Inc.	122,294	15,286,750
Kennedy-Wilson Holdings, Inc.	11,203	213,417
Lamar Advertising Co.	3,245	238,735
LTC Properties, Inc.	4,174	214,502
Marcus & Millichap, Inc. (1)	4,121	108,630
Maui Land & Pineapple Co, Inc. (1)	1,704	34,591
MedEquities Realty Trust, Inc.	2,140	27,007
Monmouth Real Estate Investment Corp.	3,160	47,558
National Health Investors, Inc.	4,666	369,547
National Storage Affiliates Trust Co.	1,259	29,095
NexPoint Residential Trust, Inc.	277	6,895
Outfront Media, Inc.	920	21,270
Physicians Realty Trust	21,543	433,876
Potlatch Corp.	10,388	474,732
PS Business Parks, Inc.	5,073	671,614
QTS Realty Trust, Inc.	12,056	630,890
Retail Opportunity Investments Corp.	3,090	59,297
Rexford Industrial Realty, Inc.	6,929	190,132
RMR Group, Inc.	1,859	90,440
Ryman Hospitality Properties, Inc.	11,290	722,673
Sabra Health Care REIT, Inc.	2,796	67,384
Saul Centers, Inc.	2,562	148,545
SBA Communications Corp. (1)	178,370	24,062,113
Tanger Factory Outlet Centers, Inc.	275	7,145
Taubman Centers, Inc.	1,205	71,758
Terreno Realty Corp.	107,151	3,606,703
The GEO Group, Inc.	6,896	203,915
Trinity Place Holdings, Inc. (1)	4,265	30,324
UMH Properties, Inc.	5,973	101,840
Universal Health Realty Income Trust	2,981	237,109
Urban Edge Properties	24,985	592,894
Washington Real Estate Investment Trust	7,165	228,564

		67,178,060

Telecommunication Services - 0.23%
Boingo Wireless, Inc. (1)	9,282	138,859
Cogent Communications Holdings, Inc.	10,641	426,704

	Shares	Value
Consolidated Communications Holdings, Inc.	8,949	192,135
General Communication, Inc. (1)	6,388	234,056
Globalstar, Inc. (1)	74,051	157,729
IDT Corp.	2,760	39,661
Iridium Communications, Inc. (1)	222,743	2,461,310
Lumos Networks Corp. (1)	4,124	73,696
Ooma, Inc. (1)	4,268	34,144
ORBCOMM, Inc. (1)	15,678	177,161
RingCentral, Inc. (1)	15,962	583,411
Shenandoah Telecommunications Co.	11,897	365,238
Straight Path Communications, Inc. (1)	2,205	396,128
Vonage Holdings Corp. (1)	51,118	334,312
Zayo Group Holdings, Inc. (1)	8,148	251,773

		5,866,317

Utilities - 0.22%
American States Water Co.	6,303	298,825
Atlantic Power Corp. (1)	20,501	49,202
Black Hills Corp.	55,817	3,765,973
California Water Service Group	7,595	279,496
Chesapeake Utilities Corp.	443	33,203
Global Water Resources, Inc.	2,416	23,918
MGE Energy, Inc.	4,334	278,893
Middlesex Water Co.	3,481	137,848
New Jersey Resources Corp.	1,739	69,038
NRG Energy, Inc.	2,585	44,514
Ormat Technologies, Inc.	4,846	284,363
Pattern Energy Group, Inc.	3,830	91,307
Pure Cycle Corp. (1)	4,125	31,969
RGC Resources, Inc.	561	15,893
Southwest Gas Holdings, Inc.	1,231	89,937
Spark Energy, Inc.	2,616	49,181
York Water Co.	3,014	105,038

		5,648,598

Total Common Stocks (Cost $2,103,988,825)		$2,419,711,730

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Dyax Corp., expires 12/31/2019 (1)(4)(5)	15,849	$57,056

TOTAL RIGHTS (Cost $35,670)		$57,056

SHORT-TERM INVESTMENTS - 4.51%
Money Market Funds - 4.51%
Goldman Sachs Financial Square Government Fund - Class I, 0.86% (3)	57,084,352	$57,084,352
JPMorgan U.S. Government Money Market Fund - Class I, 0.85% (3)	57,084,353	57,084,353

Total Short-Term Investments (Cost $114,168,705)		$114,168,705

TOTAL INVESTMENTS IN SECURITIES - 100.16%
(Cost $2,218,193,200)		$2,533,937,491
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(4,120,070)

TOTAL NET ASSETS - 100.00%		$2,529,817,421

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $57,056 or 0.00% of the Fund’s net assets.
(5)	Security is treated as illiquid by the Fund. The value of this security totals $57,056, which represents 0.00% of the total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2017

	Shares	Value
COMMON STOCKS - 96.76%
Consumer Discretionary - 11.41%
1-800-Flowers.com, Inc. (1)	4,181	$40,765
Aaron’s, Inc.	65,087	2,531,884
Abercrombie & Fitch Co.	15,390	191,452
Acushnet Holdings Corp.	5,197	103,108
Adient Plc	225,649	14,752,932
Adtalem Global Education, Inc.	13,900	527,505
Advance Auto Parts, Inc.	35,510	4,140,111
AMC Entertainment Holdings, Inc.	12,428	282,737
American Axle & Manufacturing Holdings, Inc. (1)	18,815	293,514
American Eagle Outfitters, Inc.	97,218	1,171,477
American Public Education, Inc. (1)	3,567	84,360
America’s Car-Mart, Inc. (1)	1,111	43,218
Aramark	354,742	14,537,327
Ascena Retail Group, Inc. (1)	39,177	84,231
Ascent Capital Group, Inc. (1)	2,469	37,924
At Home Group, Inc. (1)	286	6,661
AutoNation, Inc. (1)	1,777	74,918
AutoZone, Inc. (1)	113	64,462
AV Homes, Inc. (1)	2,751	55,158
Barnes & Noble Education, Inc. (1)	8,607	91,492
Barnes & Noble, Inc.	13,502	102,615
Bassett Furniture Industries, Inc.	2,096	79,543
Beasley Broadcast Group, Inc.	1,265	12,397
Beazer Homes USA, Inc. (1)	7,262	99,635
Bed Bath & Beyond, Inc.	50,323	1,529,819
Belmond Ltd. (1)	19,895	264,604
Best Buy, Inc.	102,949	5,902,066
Big 5 Sporting Goods Corp.	4,505	58,790
Biglari Holdings, Inc. (1)	231	92,340

	Shares	Value
Black Diamond, Inc. (1)	4,394	29,220
Boot Barn Holdings, Inc. (1)	2,787	19,732
Borgwarner, Inc.	188,725	7,994,391
Boyd Gaming Corp.	1,740	43,169
Bridgepoint Education, Inc. (1)	583	8,605
Brinker International, Inc.	2,816	107,290
Brunswick Corp.	556,831	34,930,009
Buckle, Inc.	6,391	113,760
Build-A-Bear Workshop, Inc. (1)	3,144	32,855
Burlington Stores, Inc. (1)	817	75,156
Cabela’s, Inc. (1)	1,420	84,376
Caesars Acquisition Co. (1)	10,931	208,236
Caesars Entertainment Corp. (1)	10,752	129,024
CalAtlantic Group, Inc.	44,870	1,586,154
Caleres, Inc.	9,335	259,326
Callaway Golf Co.	20,975	268,060
Cambium Learning Group, Inc. (1)	2,012	10,201
Capella Education Company	165	14,124
Career Education Corp. (1)	15,014	144,134
Carriage Services, Inc.	2,086	56,239
Carrols Restaurant Group, Inc. (1)	7,656	93,786
Carvana Co. (1)	3,097	63,396
Cato Corp.	5,392	94,845
CBS Corp.	63,500	4,050,030
Central European Media Enterprises Ltd. (1)	18,351	73,404
Century Casinos, Inc. (1)	4,341	31,993
Century Communities, Inc. (1)	3,644	90,371
Chicos FAS, Inc.	28,719	270,533
Children’s Place, Inc.	10,900	1,112,890
Cinemark Holdings, Inc.	2,942	114,297
Citi Trends, Inc.	3,056	64,848
Clear Channel Outdoor Holdings, Inc.	8,532	41,380
Coach, Inc.	6,486	307,047
Columbia Sportswear Co.	128,569	7,464,716
Conn’s, Inc. (1)	4,189	80,010
Container Store Group, Inc. (1)	3,655	21,638
Cooper Tire & Rubber Co.	11,871	428,543
Cooper-Standard Holdings, Inc. (1)	20,966	2,114,840

	Shares	Value
Core Mark Holding Company, Inc.	192,785	6,373,472
Crocs, Inc. (1)	4,540	35,003
CSS Industries, Inc.	2,026	53,000
D. R. Horton, Inc.	4,267	147,510
Daily Journal Corp. (1)	241	49,713
Dana, Inc.	362,965	8,105,008
Deckers Outdoor Corp. (1)	6,607	450,994
Del Frisco’s Restaurant Group, Inc. (1)	4,767	76,749
Del Taco Restaurants, Inc. (1)	7,382	101,502
Delta Apparel, Inc. (1)	1,627	36,087
Denny’s Corp. (1)	3,715	43,726
Dick’s Sporting Goods, Inc.	555	22,106
Dillard’s, Inc.	3,481	200,819
DineEquity, Inc.	1,705	75,105
Discovery Communications, Inc. - Class A (1)	4,196	108,383
Discovery Communications, Inc. - Class C (1)	5,806	146,369
Dollar General Corp.	4,720	340,265
Dollar Tree, Inc. (1)	338	23,633
Drive Shack, Inc.	4,886	15,391
DSW, Inc.	14,810	262,137
E.W. Scripps Co. (1)	213,028	3,794,029
El Pollo Loco Holdings, Inc. (1)	4,576	63,378
Emerald Expositions Events, Inc.	3,493	76,497
Empire Resorts, Inc. (1)	268	6,410
Entercom Communications Corp.	6,607	68,382
Eros International Plc (1)	3,020	34,579
Escalade, Inc.	2,375	31,112
Ethan Allen Interiors, Inc.	5,523	178,393
Expedia, Inc.	53,186	7,922,055
Express, Inc. (1)	17,096	115,398
Extended Stay America, Inc.	399,145	7,727,447
Fiesta Restaurant Group, Inc. (1)	5,426	112,047
Finish Line, Inc.	255,042	3,613,945
Flexsteel Industries, Inc.	1,617	87,496
Fogo De Chao, Inc. (1)	2,089	29,037
Foot Locker, Inc.	38,967	1,920,294
Fossil Group, Inc. (1)	9,958	103,065
Fox Factory Holding Corp. (1)	258,030	9,185,868

	Shares	Value
Fred’s, Inc.	7,567	69,843
FTD Cos, Inc. (1)	3,864	77,280
Gaia, Inc. (1)	1,676	18,771
GameStop Corp.	2,754	59,514
Gannett Co., Inc.	26,324	229,545
Gap, Inc.	6,435	141,506
Garmin Ltd.	3,327	169,777
Genesco, Inc. (1)	4,300	145,770
Gentex Corp.	2,955	56,056
Gentherm, Inc. (1)	1,717	66,620
Genuine Parts Co.	2,486	230,601
G-III Apparel Group Ltd. (1)	9,655	240,892
Global Eagle Entertainment, Inc. (1)	10,365	36,899
GNC Holdings, Inc.	15,478	130,480
Golden Entertainment, Inc.	1,880	38,935
Goodyear Tire & Rubber Co.	120,178	4,201,423
Graham Holdings Co.	129	77,355
Grand Canyon Education, Inc. (1)	78,500	6,155,185
Gray Television, Inc. (1)	5,393	73,884
Green Brick Partners, Inc. (1)	5,176	59,265
Group 1 Automotive, Inc.	32,707	2,071,007
Guess, Inc.	13,356	170,690
H&R Block, Inc.	4,850	149,913
Harley-Davidson, Inc.	46,114	2,491,078
Hasbro, Inc.	20,212	2,253,840
Haverty Furniture, Inc.	4,086	102,559
Helen Of Troy Corp. (1)	3,323	312,694
Hemisphere Media Group, Inc. (1)	3,448	40,859
Hibbett Sports, Inc. (1)	4,784	99,268
Hilton Worldwide Holdings, Inc.	609	37,667
Houghton Mifflin Harcourt Co. (1)	7,076	87,035
Hovnanian Enterprises, Inc. (1)	22,169	62,073
Hyatt Hotels Corp. (1)	948	53,287
Iconix Brand Group, Inc. (1)	11,571	79,956
ILG, Inc.	21,650	595,158
International Game Technology Plc	3,057	55,943
International Speedway Corp.	4,192	157,410
Interpublic Group of Companies, Inc.	727,874	17,905,700

	Shares	Value
Intrawest Resorts Holdings, Inc. (1)	549	13,033
J. Alexander’s Holdings, Inc. (1)	2,722	33,344
J.C. Penney Co., Inc. (1)	69,936	325,202
Jack in the Box, Inc.	142,560	14,042,160
John Wiley & Sons, Inc.	1,324	69,841
Johnson Outdoors, Inc.	1,089	52,501
K12, Inc. (1)	7,554	135,368
KB Home	108,145	2,592,236
Kirkland’s, Inc. (1)	3,378	34,726
Kohl’s Corp.	66,558	2,573,798
L Brands, Inc.	5,591	301,299
La Quinta Holdings, Inc. (1)	14,498	214,135
Lands End, Inc. (1)	2,979	44,387
Laureate Education, Inc. (1)	264,627	4,638,911
La-Z-Boy, Inc.	256,576	8,338,720
Lear Corp.	26,328	3,740,682
Leggett & Platt, Inc.	717	37,664
Lennar Corp. - Class A	5,523	294,486
Lennar Corp. - Class B	248	11,153
LGI Homes, Inc. (1)	1,358	54,564
Libbey, Inc.	5,273	42,500
Liberty Broadband Corp. - Class A (1)	717	61,511
Liberty Broadband Corp. - Class C (1)	2,879	249,753
Liberty Expedia Holdings, Inc. (1)	1,262	68,173
Liberty Interactive Corp. (1)	4,996	122,602
Liberty Media Group LLC - Class A (1)	685	23,996
Liberty Media Group LLC - Class C (1)	2,941	107,699
Liberty SiriusXM Group - Class A (1)	2,463	103,397
Liberty SiriusXM Group - Class C (1)	4,950	206,415
Liberty Tax, Inc.	1,575	20,396
Liberty TripAdvisor Holdings, Inc. (1)	16,263	188,651
Liberty Ventures (1)	2,206	115,352
Lifetime Brands, Inc.	2,108	38,260
Lions Gate Entertainment Corp. - Class A (1)	584	16,466
Lions Gate Entertainment Corp. - Class B (1)	976	25,636
Lithia Motors, Inc.	48,190	4,540,944
LKQ Corp. (1)	7,296	240,403
M.D.C. Holdings, Inc.	5,722	202,158

	Shares	Value
M/I Homes, Inc. (1)	4,388	125,277
Macy’s, Inc.	48,860	1,135,506
Marcus Corp.	608	18,362
MarineMax, Inc. (1)	2,510	49,070
Marriott Vacations Worldwide Corp.	563	66,293
Mattel, Inc.	7,696	165,695
MDC Partners, Inc.	9,004	89,140
Meredith Corp.	8,815	524,052
Meritage Homes Corp. (1)	8,119	342,622
MGM Resorts International	13,026	407,584
Michael Kors Holdings Ltd. (1)	3,949	143,151
Modine Manufacturing Co. (1)	10,986	181,818
Mohawk Industries, Inc. (1)	72,432	17,506,090
Monarch Casino & Resort, Inc. (1)	2,253	68,153
Motorcar Parts of America, Inc. (1)	4,072	114,993
Movado Group, Inc.	3,448	87,062
MSG Networks, Inc. (1)	13,290	298,360
Murphy USA, Inc. (1)	114,604	8,493,302
NACCO Industries, Inc.	898	63,623
National CineMedia, Inc.	14,294	106,061
New Home Company, Inc. (1)	3,033	34,789
New Media Investment Group, Inc.	11,970	161,356
New York Times Co.	5,406	95,686
Newell Brands, Inc.	338,742	18,163,346
News Corp. - Class A	10,905	149,399
News Corp. - Class B	3,362	47,572
Nexstar Media Group, Inc.	137,775	8,238,945
Norwegian Cruise Line Holdings Ltd. (1)	4,440	241,048
Office Depot, Inc.	619,098	3,491,713
Omnicom Group, Inc.	57,700	4,783,330
Overstock.com, Inc. (1)	1,885	30,726
Oxford Industries, Inc.	2,217	138,540
Party City Holdings, Inc. (1)	5,788	90,582
Penn National Gaming, Inc. (1)	16,509	353,293
Penske Automotive Group, Inc.	31,286	1,373,768
Perry Ellis International, Inc. (1)	2,931	57,037
PICO Holdings, Inc. (1)	4,448	77,840
Pier 1 Imports, Inc.	18,447	95,740

	Shares	Value
Pinnacle Entertainment, Inc. (1)	3,539	69,931
Potbelly Corp. (1)	3,667	42,171
Pulte Group, Inc.	5,803	142,348
PVH Corp.	85,850	9,829,825
Ralph Lauren Corp.	1,590	117,342
RCI Hospitality Holdings, Inc.	1,794	42,769
Reading International, Inc. (1)	2,611	42,115
Red Lion Hotels Corp. (1)	3,457	25,409
Red Robin Gourmet Burgers, Inc. (1)	182	11,876
Regal Entertainment Group	2,298	47,017
Regis Corp. (1)	7,895	81,082
Rent-A-Center, Inc.	9,864	115,606
Royal Caribbean Cruises Ltd.	4,759	519,826
Ruby Tuesday, Inc. (1)	12,862	25,853
Saga Communications, Inc.	908	41,541
Salem Media Group, Inc.	2,715	19,277
Sally Beauty Holdings, Inc. (1)	2,490	50,423
Scholastic Corp.	6,391	278,584
Scripps Networks Interactive, Inc.	26,776	1,829,069
Sears Holdings Corp. (1)	2,036	18,039
Sequential Brands Group, Inc. (1)	9,330	37,227
ServiceMaster Global Holdings, Inc. (1)	245,300	9,613,307
Shiloh Industries, Inc. (1)	652	7,654
Shoe Carnival, Inc.	2,522	52,659
Signet Jewelers Ltd.	84,943	5,371,795
Sirius XM Holdings, Inc.	2,125	11,624
Skechers USA, Inc. (1)	2,064	60,888
Sonic Automotive, Inc.	6,150	119,618
Sonic Corp.	3,994	105,801
Speedway Motorsports, Inc.	2,709	49,493
Standard Motor Products, Inc.	1,767	92,273
Staples, Inc.	18,111	182,378
Stoneridge, Inc. (1)	5,973	92,044
Sturm, Ruger & Company, Inc.	22,500	1,398,375
Superior Industries International, Inc.	5,413	111,237
Systemax, Inc.	574	10,791
Tailored Brands, Inc.	7,651	85,385
TEGNA, Inc.	5,946	85,682

	Shares	Value
Tempur Sealy International, Inc. (1)	789	42,125
Tenneco, Inc.	68,844	3,981,249
The Madison Square Garden Co. (1)	467	91,952
The Michaels Companies, Inc. (1)	801	14,835
Thor Industries, Inc.	16,900	1,766,388
Tiffany & Co.	2,991	280,765
Tilly’s, Inc.	2,954	29,983
Time, Inc.	22,633	324,784
Toll Brothers, Inc.	2,234	88,265
TopBuild Corp. (1)	3,347	177,625
Tower International, Inc.	4,545	102,035
Townsquare Media, Inc. (1)	2,383	24,402
Travelport Worldwide Ltd.	22,451	308,926
TRI Pointe Group, Inc. (1)	33,503	441,905
Tribune Media Co.	2,024	82,518
TripAdvisor, Inc. (1)	1,614	61,655
tronc, Inc. (1)	1,817	23,421
UCP, Inc. (1)	1,860	20,367
Under Armour, Inc. - Class A (1)	1,379	30,007
Under Armour, Inc. - Class C (1)	1,400	28,224
Unifi, Inc. (1)	3,403	104,812
Urban Outfitters, Inc. (1)	2,383	44,181
Vera Bradley, Inc. (1)	4,266	41,721
VF Corp.	2,381	137,146
Viacom, Inc. - Class A	215	8,181
Viacom, Inc. - Class B	9,871	331,369
Vista Outdoor, Inc. (1)	12,860	289,479
Vitamin Shoppe, Inc. (1)	4,904	57,132
VOXX International Corp. (1)	4,385	35,957
Weight Watchers International, Inc. (1)	452	15,106
West Marine, Inc.	4,252	54,638
Weyco Group, Inc.	1,273	35,491
Whirlpool Corp.	21,345	4,090,129
William Lyon Homes (1)	4,484	108,244
Williams-Sonoma, Inc.	1,929	93,557
Winnebago Industries, Inc.	851	29,785
Wolverine World Wide, Inc.	331,090	9,273,831
Wyndham Worldwide Corp.	42,700	4,287,507

	Shares	Value
Yum China Holdings, Inc. (1)	1,391	54,847
ZAGG, Inc. (1)	1,926	16,660
Zoe’s Kitchen, Inc. (1)	3,276	39,017
Zumiez, Inc. (1)	3,868	47,770

		370,121,586

Consumer Staples - 1.97%
Alico, Inc.	691	21,628
Brown Forman Corp. - Class A	86	4,240
Brown Forman Corp. - Class B	316	15,358
Bunge Ltd.	51,488	3,841,005
Cal-Maine Foods, Inc. (1)	6,977	276,289
Campbell Soup Co.	1,705	88,916
Casey’s General Stores, Inc.	135,316	14,493,697
Central Garden & Pet Co. - Class A (1)	6,817	204,646
Central Garden & Pet Co. (1)	2,194	69,747
Clorox Co.	530	70,617
Coca-Cola European Partners Plc	154,147	6,269,158
Conagra Brands, Inc.	11,234	401,728
Coty, Inc.	13,038	244,593
Darling Ingredients, Inc. (1)	36,798	579,201
Dean Foods Co.	91,040	1,547,680
Diplomat Pharmacy, Inc. (1)	10,686	158,153
Edgewell Personal Care Co. (1)	1,586	120,568
Farmer Brothers Co. (1)	1,948	58,927
Flowers Foods, Inc.	555,843	9,621,642
Fresh Del Monte Produce, Inc.	39,632	2,017,665
Hormel Foods Corp.	7,463	254,563
Hostess Brands, Inc. (1)	16,928	272,541
HRG Group, Inc. (1)	1,430	25,325
Ingles Markets, Inc.	3,236	107,759
Ingredion, Inc.	1,976	235,559
Inter Parfums, Inc.	2,008	73,593
J & J Snack Foods Corp.	42,260	5,581,278
Kellogg Co.	566	39,314
Kroger Co.	47,500	1,107,700
Lamb Weston Holdings, Inc.	3,118	137,317
Lancaster Colony Corp.	26,750	3,280,085
Landec Corp. (1)	4,644	68,963

	Shares	Value
Limoneira Co.	1,767	41,754
MGP Ingredients, Inc.	398	20,366
Molson Coors Brewing Co.	4,787	413,310
Natural Grocers by Vitamin Cottage, Inc. (1)	2,406	19,898
Nature’s Sunshine Products, Inc.	2,214	29,335
Nu Skin Enterprises, Inc.	1,112	69,878
Nutraceutical International Corp.	1,808	75,303
Oil-Dri Corp. of America	1,120	47,051
Omega Protein Corp.	4,915	87,978
Orchids Paper Products Co.	2,196	28,438
Pilgrim’s Pride Corp. (1)	111,760	2,449,779
Pinnacle Foods, Inc.	3,273	194,416
Post Holdings, Inc. (1)	1,797	139,537
Revlon, Inc. (1)	1,915	45,386
Rite Aid Corp. (1)	15,563	45,911
Sanderson Farms, Inc.	19,717	2,280,271
Seaboard Corp.	7	27,965
Seneca Foods Corp. (1)	1,684	52,288
Smart & Final Stores, Inc. (1)	5,149	46,856
Snyder’s-Lance, Inc.	19,247	666,331
SpartanNash Co.	8,465	219,751
SUPERVALU, Inc. (1)	60,724	199,782
The Andersons, Inc.	6,084	207,769
The Chefs’ Warehouse, Inc. (1)	274	3,562
The Hain Celestial Group, Inc. (1)	2,817	109,356
The Hershey Co.	402	43,163
The J. M. Smucker Co.	3,125	369,781
Tootsie Roll Industries, Inc.	1,166	40,635
TreeHouse Foods, Inc. (1)	1,127	92,065
Tyson Foods, Inc.	7,724	483,754
United Natural Foods, Inc. (1)	39,938	1,465,725
Universal Corp.	27,117	1,754,470
US Foods Holding Corp. (1)	3,707	100,905
Vector Group Ltd.	11,527	245,756
Village Super Market, Inc.	1,738	45,049
Weis Markets, Inc.	2,181	106,258
Whole Foods Market, Inc.	7,475	314,772

		63,874,059

	Shares	Value
Energy - 5.84%
Abraxas Petroleum Corp. (1)	2,676	4,335
Adams Resources & Energy, Inc.	448	18,404
Alon USA Energy, Inc.	7,261	96,717
Antero Resources Corp. (1)	3,239	69,995
Apache Corp.	10,066	482,463
Approach Resources, Inc. (1)	9,375	31,594
Arch Coal, Inc.	4,950	338,085
Archrock, Inc.	15,678	178,729
Ardmore Shipping Corp.	3,446	28,085
Atwood Oceanics, Inc. (1)	17,174	139,968
Baker Hughes, Inc.	148,917	8,117,466
Basic Energy Services, Inc. (1)	3,776	94,022
Bill Barrett Corp. (1)	17,078	52,429
Bonanza Creek Energy, Inc. (1)	4,124	130,772
Bristow Group, Inc.	7,626	58,339
C&J Energy Services, Inc. (1)	10,288	352,570
Cabot Oil & Gas Corp.	3,763	94,376
California Resources Corp. (1)	9,691	82,858
Callon Petroleum Co. (1)	602,716	6,394,817
CARBO Ceramics, Inc. (1)	5,269	36,093
Carrizo Oil & Gas, Inc. (1)	359,545	6,263,274
Centennial Resource Development, Inc. (1)	3,066	48,504
Cheniere Energy, Inc. (1)	1,918	93,426
Chesapeake Energy Corp. (1)	23,352	116,059
Cimarex Energy Co.	24,510	2,304,185
Clean Energy Fuels Corp. (1)	30,295	76,949
Cloud Peak Energy, Inc. (1)	16,863	59,526
Concho Resources, Inc. (1)	4,109	499,367
CONSOL Energy, Inc. (1)	6,302	94,152
Contango Oil & Gas Company (1)	5,157	34,242
Continental Resources, Inc. (1)	276,252	8,931,227
CVR Energy, Inc.	3,497	76,095
Delek US Holdings, Inc.	13,749	363,524
Denbury Resources, Inc. (1)	89,047	136,242
Devon Energy Corp.	13,522	432,298
DHT Holdings, Inc.	17,997	74,688
Diamond Offshore Drilling, Inc. (1)	14,513	157,176

	Shares	Value
Diamondback Energy, Inc. (1)	115,199	10,230,823
Dorian LPG Ltd. (1)	4,355	35,624
Dril-Quip, Inc. (1)	8,414	410,603
Earthstone Energy, Inc. (1)	2,047	20,490
Eclipse Resources Corp. (1)	19,183	54,863
Energen Corp. (1)	190,607	9,410,268
Energy XXI Gulf Coast, Inc. (1)	5,646	104,846
Ensco Plc	68,650	354,234
EP Energy Corp. (1)	9,350	34,221
EQT Corp.	146,697	8,594,977
Era Group, Inc. (1)	4,189	39,628
Exterran Corp. (1)	7,030	187,701
Extraction Oil & Gas, Inc. (1)	3,331	44,802
Fairmount Santrol Holdings, Inc. (1)	4,080	15,912
Forum Energy Technologies, Inc. (1)	680,483	10,615,535
Franks International	10,893	90,303
Frontline Ltd./Bermuda	17,520	100,390
GasLog Ltd.	9,299	141,810
Gastar Exploration, Inc. (1)	20,031	18,549
Gener8 Maritime, Inc. (1)	10,771	61,287
Geospace Technologies Corp. (1)	2,994	41,407
Golar LNG Ltd.	21,434	476,907
Green Plains, Inc.	8,606	176,853
Gulf Island Fabrication, Inc.	2,923	33,907
Gulfport Energy Corp. (1)	163,269	2,408,218
Halcon Resources Corp. (1)	13,573	61,621
Hallador Energy Co.	3,193	24,810
Helix Energy Solutions Group, Inc. (1)	31,420	177,209
Helmerich & Payne, Inc.	2,958	160,738
Hess Corp.	7,847	344,248
HollyFrontier Corp.	4,946	135,867
Independence Contract Drilling, Inc. (1)	7,187	27,957
International Seaways, Inc. (1)	6,508	141,028
Jones Energy, Inc. (1)	10,117	16,187
Keane Group, Inc. (1)	410	6,560
Key Energy Services, Inc. (1)	2,199	42,309
Kosmos Energy Ltd. (1)	5,398	34,601
Mammoth Energy Services, Inc. (1)	1,596	29,686

	Shares	Value
Marathon Oil Corp.	417,038	4,941,900
Marathon Petroleum Corp.	194,447	10,175,412
Matador Resources Co. (1)	374,540	8,003,920
Matrix Service Co. (1)	6,177	57,755
McDermott International, Inc. (1)	416,054	2,983,107
Midstates Petroleum Co, Inc. (1)	2,850	36,109
Murphy Oil Corp.	100,716	2,581,351
Nabors Industries Ltd.	8,011	65,210
National Oilwell Varco, Inc.	10,544	347,319
Natural Gas Services Group, Inc. (1)	2,623	65,182
Navios Maritime Acquisition Corp.	20,571	30,239
NCS Multistage Holdings, Inc. (1)	190	4,784
Newfield Exploration Co. (1)	160,556	4,569,424
Newpark Resources, Inc. (1)	19,212	141,208
Noble Corp. Plc	54,589	197,612
Noble Energy, Inc.	13,350	377,805
Nordic American Tankers Ltd.	22,788	144,476
Oasis Petroleum, Inc. (1)	52,780	424,879
Oceaneering International, Inc.	2,905	66,350
Oil States International, Inc. (1)	11,418	309,999
Overseas Shipholding Group, Inc. (1)	10,811	28,757
Pacific Ethanol, Inc. (1)	9,323	58,269
Panhandle Oil and Gas, Inc.	1,564	36,128
Par Petroleum Corp. (1)	4,293	77,446
Parker Drilling Co. (1)	28,537	38,525
Parsley Energy, Inc. (1)	256,847	7,127,504
Patterson-UTI Energy, Inc.	5,768	116,456
PBF Energy, Inc.	3,258	72,523
PDC Energy, Inc. (1)	14,751	635,916
Peabody Energy Corp. (1)	10,781	263,595
Penn Virginia Corp. (1)	418	15,361
PHI, Inc. (1)	2,486	24,263
Pioneer Energy Services Corp. (1)	16,221	33,253
Pioneer Natural Resources Co.	20,008	3,192,877
ProPetro Holding Corp. (1)	1,798	25,100
QEP Resources, Inc. (1)	958,021	9,676,012
Range Resources Corp.	247,011	5,723,245
Renewable Energy Group, Inc. (1)	8,609	111,487

	Shares	Value
Resolute Energy Corp. (1)	4,563	135,841
REX American Resources Corp. (1)	1,305	126,011
Rice Energy, Inc. (1)	2,264	60,290
Ring Energy, Inc. (1)	601	7,813
Rosehill Resources, Inc. (1)	488	4,070
Rowan Co. Plc (1)	26,304	269,353
RPC, Inc.	128	2,587
RSP Permian, Inc. (1)	282,982	9,131,829
SandRidge Energy, Inc. (1)	7,798	134,204
Scorpio Tankers, Inc.	37,599	149,268
SEACOR Holdings, Inc. (1)	3,588	123,068
SEACOR Marine Holdings, Inc. (1)	3,476	70,771
Seadrill Ltd. (1)	919	331
SemGroup Corp.	14,843	400,761
Ship Finance International Ltd.	13,873	188,673
SilverBow Resources, Inc. (1)	1,347	35,238
SM Energy Co.	3,119	51,557
Smart Sand, Inc. (1)	355	3,163
Southwestern Energy Co. (1)	13,985	85,029
SRC Energy, Inc. (1)	39,785	267,753
Stone Energy Corp. (1)	4,252	78,152
Superior Energy Services, Inc. (1)	33,809	352,628
Targa Resources Corp.	5,402	244,170
Teekay Corp.	12,427	82,888
Teekay Tankers Ltd.	29,839	56,097
Tesco Corp. (1)	9,324	41,492
Tesoro Corp.	147,707	13,825,375
TETRA Technologies, Inc. (1)	25,468	71,056
The Williams Companies, Inc.	19,682	595,971
Transocean Ltd. (1)	10,906	89,756
Ultra Petroleum Corp. (1)	39,683	430,561
Unit Corp. (1)	11,577	216,837
US Silica Holdings, Inc.	7,078	251,198
Valero Energy Corp.	105,200	7,096,792
W&T Offshore, Inc. (1)	19,708	38,628
Weatherford International Plc (1)	24,440	94,583
Westmoreland Coal Co. (1)	2,782	13,548
Whiting Petroleum Corp. (1)	9,966	54,913

	Shares	Value
WildHorse Resource Development Corp. (1)	4,506	55,739
Willbros Group, Inc. (1)	8,805	21,748
World Fuel Services Corp.	1,882	72,363
WPX Energy, Inc. (1)	1,040,058	10,046,960

		189,329,853

Financials - 23.41%
1st Source Corp.	3,585	171,865
Access National Corp.	3,074	81,522
ACNB Corp.	1,421	43,340
Affiliated Managers Group, Inc.	1,590	263,717
AG Mortgage Investment Trust, Inc.	4,967	90,896
AGNC Investment Corp.	9,893	210,622
Alleghany Corp. (1)	20,038	11,918,602
Allegiance Bancshares, Inc. (1)	783	29,989
Allied World Assurance Co. Holdings AG	2,441	129,129
Allstate Corp.	145,050	12,828,222
Ally Financial, Inc.	12,762	266,726
Ambac Financial Group, Inc. (1)	4,701	81,562
American Equity Investment Life Holding Co.	13,310	349,787
American Financial Group, Inc.	27,897	2,772,125
American National Bankshares, Inc.	1,791	66,177
American National Insurance Co.	248	28,890
Ameriprise Financial, Inc.	36,344	4,626,228
Ameris Bancorp	1,988	95,822
AMERISAFE, Inc.	3,725	212,139
Ames National Corp.	1,938	59,303
AmTrust Financial Services, Inc.	19,533	295,730
Annaly Capital Management, Inc.	274,011	3,301,833
Anworth Mortgage Asset Corp.	20,230	121,582
Aon Plc	80,176	10,659,399
Apollo Commercial Real Estate Finance, Inc.	20,944	388,511
Arch Capital Group Ltd. (1)	2,828	263,824
Ares Capital Corp.	1,021,100	16,725,618
Ares Commercial Real Estate Corp.	6,713	87,873
Argo Group International Holdings Ltd.	6,559	397,475
Arlington Asset Investment Corp.	1,634	22,337
ARMOUR Residential REIT, Inc.	8,486	212,150
Arrow Financial Corp.	2,563	81,119

	Shares	Value
Arthur J. Gallagher & Co.	251,647	14,406,791
ASB Bancorp, Inc. (1)	585	25,711
Aspen Insurance Holdings Ltd.	1,131	56,380
Associated Banc Corp.	4,192	105,638
Associated Capital Group, Inc.	1,263	42,942
Assurant, Inc.	1,250	129,612
Assured Guaranty Ltd.	77,113	3,218,697
Astoria Financial Corp.	20,945	422,042
Athene Holding Ltd. (1)	211,730	10,503,925
Atlantic Capital Bancshares, Inc. (1)	3,775	71,725
Atlas Financial Holdings, Inc. (1)	1,436	21,396
Axis Capital Holdings Ltd.	2,397	154,990
B. Riley Financial, Inc.	3,230	59,922
Baldwin & Lyons, Inc.	2,390	58,555
Banc of California, Inc.	518,795	11,154,092
BancFirst Corp.	1,863	179,966
Banco Latinoamericano De Comerico	44,861	1,228,294
BancorpSouth, Inc.	470,703	14,356,441
Bank Mutual Corp.	9,615	87,977
Bank of Commerce Holdings	3,199	35,349
Bank of Hawaii Corp.	1,218	101,057
Bank of Marin Bancorp	1,342	82,600
Bank of NT Butterfield & Son Ltd.	3,413	116,383
Bank of the Ozarks, Inc.	1,704	79,866
BankFinancial Corp.	3,215	47,968
BankUnited, Inc.	357,553	12,053,112
Bankwell Financial Group, Inc.	1,083	33,822
Banner Corp.	7,376	416,818
Bar Harbor Bankshares	3,362	103,617
BB&T Corp.	58,895	2,674,422
BCB Bancorp, Inc.	2,090	31,977
Bear State Financial, Inc.	4,250	40,205
Beneficial Bancorp, Inc.	15,448	231,720
Berkshire Hills Bancorp, Inc.	8,023	282,008
BGC Partners, Inc.	4,718	59,636
Blue Capital Reinsurance Holdings Ltd.	1,857	33,983
Blue Hills Bancorp, Inc.	2,818	50,442
Bofi Holding, Inc. (1)	7,815	185,372

	Shares	Value
BOK Financial Corp.	691	58,134
Boston Private Financial Holdings, Inc.	18,876	289,747
Bridge Bancorp, Inc.	4,245	141,358
Brookline Bancorp, Inc.	16,957	247,572
Brown & Brown, Inc.	3,278	141,183
Bryn Mawr Bank Corp.	3,756	159,630
BSB Bancorp, Inc. (1)	1,500	43,875
C&F Financial Corp.	772	36,207
Cadence BanCorp (1)	1,980	43,322
California First National Bancorp	524	9,877
Camden National Corp.	3,455	148,254
Capital Bank Financial Corp.	159,812	6,088,837
Capital City Bank Group, Inc.	2,475	50,539
Capitol Federal Financial, Inc.	28,961	411,536
Capstar Financial Holdings, Inc. (1)	1,288	22,849
Capstead Mortgage Corp.	20,942	218,425
Carolina Financial Corp.	970	31,350
Cathay General Bancorp	16,854	639,609
CenterState Banks, Inc.	12,048	299,513
Central Pacific Financial Corp.	6,267	197,222
Central Valley Community Bancorp	2,127	47,134
Century Bancorp, Inc.	661	42,040
Charter Financial Corp.	2,215	39,870
Chemical Financial Corp.	217,998	10,553,283
Chemung Financial Corp.	745	30,456
Cherry Hill Mortgage Investment Corp.	3,166	58,476
Chimera Investment Corp.	117,187	2,183,194
Cincinnati Financial Corp.	4,326	313,419
CIT Group, Inc.	46,310	2,255,297
Citizens & Northern Corp.	2,706	62,942
Citizens Financial Group, Inc.	118,155	4,215,770
Citizens, Inc. (1)	11,844	87,409
City Holding Company	3,384	222,904
Civista Bancshares, Inc.	2,108	44,015
Clifton Bancorp, Inc.	4,634	76,600
CNA Financial Corp.	105,929	5,164,039
CNB Financial Corporation, Inc.	3,293	78,933
CNO Financial Group, Inc.	29,250	610,740

	Shares	Value
CoBiz Financial, Inc.	7,673	133,510
Codorus Valley Bancorp, Inc.	1,766	50,154
Columbia Banking System, Inc.	13,013	518,568
Comerica, Inc.	4,887	357,924
Commerce Bancshares, Inc.	2,549	144,860
Commerce Union Bancshares, Inc.	1,406	33,561
Community Bank System, Inc.	10,991	612,968
Community Bankers Trust Corp. (1)	4,524	37,323
Community Financial Corp.	831	31,993
Community Trust Bancorp, Inc.	3,441	150,544
ConnectOne Bancorp, Inc.	4,984	112,389
County Bancorp, Inc.	952	22,848
Cowen, Inc. (1)	6,055	98,394
Crawford & Co.	745	6,928
Credit Acceptance Corp. (1)	30	7,714
CU Bancorp (1)	3,260	117,849
Cullen/Frost Bankers, Inc.	1,587	149,035
Customers Bancorp, Inc. (1)	6,376	180,313
CVB Financial Corp.	446,215	10,008,602
CYS Investments, Inc.	34,770	292,416
Dime Community Bancshares, Inc.	7,254	142,178
Discover Financial Services	301,053	18,722,486
DNB Financial Corp.	629	21,575
Donegal Group, Inc.	2,549	40,529
Donnelley Financial Solutions, Inc. (1)	745	17,105
Dynex Capital, Inc.	11,777	83,617
E*TRADE Financial Corp. (1)	45,366	1,725,269
Eagle Bancorp, Inc. (1)	1,384	87,607
East West Bancorp, Inc.	253,710	14,862,332
eHealth, Inc. (1)	404	7,595
Elevate Credit, Inc. (1)	3,150	24,948
Ellington Residential Mortgage REIT	2,531	37,104
EMC Insurance Group, Inc.	2,324	64,561
Employers Holdings, Inc.	7,246	306,506
Encore Capital Group, Inc. (1)	4,029	161,764
Enova International, Inc. (1)	5,399	80,175
Enstar Group Ltd. (1)	67,722	13,452,975
Entegra Financial Corp. (1)	1,380	31,395

	Shares	Value
Enterprise Bancorp, Inc.	2,136	75,913
Enterprise Financial Services Corp.	5,004	204,163
Equity Bancshares, Inc. (1)	1,555	47,645
Erie Indemnity Co.	182	22,763
ESSA Bancorp, Inc.	2,050	30,176
Evans Bancorp, Inc.	975	38,951
Everest Re Group Ltd.	20,349	5,180,652
EZCORP, Inc. (1)	11,382	87,641
F.N.B. Corp.	539,656	7,641,529
Farmers & Merchants Bancorp, Inc.	868	53,816
Farmers Capital Bank Corp.	1,619	62,412
Farmers National Banc Corp.	5,415	78,517
FB Financial Corp. (1)	782	28,301
FBL Financial Group, Inc.	2,310	142,065
FCB Financial Holdings, Inc. (1)	252,905	12,076,214
Federal Agricultural Mortgage Corp.	2,080	134,576
Federated Investors, Inc.	433	12,232
Federated National Holding Co.	3,200	51,200
Ferroglobe Representation & Warranty Insurance Trust (1)(3)	11,189	—
Fidelity & Guaranty Life	2,871	89,145
Fidelity National Financial Ventures Group (1)	14,560	230,048
Fidelity Southern Corp.	4,896	111,923
Fifth Street Asset Management, Inc.	1,178	5,713
Fifth Third Bancorp	752,301	19,529,734
Financial Institutions, Inc.	3,127	93,185
First American Financial Corp.	365,218	16,321,592
First Bancorp NC	5,442	170,117
First Bancorp PR (1)	38,066	220,402
First Bancorp, Inc.	2,262	61,210
First Bancshares, Inc.	1,799	49,652
First Busey Corp.	7,269	213,127
First Business Financial Services, Inc.	1,799	41,521
First Citizens Bancshares, Inc.	1,667	621,291
First Commonwealth Financial Corp.	21,684	274,953
First Community Bancshares, Inc.	3,673	100,457
First Community Financial Partners, Inc. (1)	2,987	38,532
First Connecticut Bancorp, Inc.	2,468	63,304
First Defiance Financial Corp.	2,215	116,686

	Shares	Value
First Financial Bancorp	13,794	382,094
First Financial Bankshares, Inc.	4,979	220,072
First Financial Corp.	2,344	110,871
First Financial Northwest, Inc.	1,686	27,195
First Foundation, Inc. (1)	4,322	71,010
First Guaranty Bancshares, Inc.	773	21,057
First Hawaiian, Inc.	1,471	45,042
First Horizon National Corp.	6,406	111,593
First Internet Bancorp	1,395	39,130
First Interstate BancSystem, Inc.	5,773	214,772
First Merchants Corp.	9,162	367,763
First Mid-Illinois Bancshares, Inc.	2,239	76,663
First Midwest Bancorp, Inc.	22,850	532,634
First Northwest Bancorp (1)	2,269	35,782
First of Long Island Corp.	4,273	122,193
First Republic Bank	854	85,485
FirstCash, Inc.	8,722	508,493
Flagstar Bancorp, Inc. (1)	4,912	151,388
Flushing Financial Corp.	6,339	178,696
FNB Bancorp	1,069	29,355
FNF Group	7,347	329,366
Franklin Financial Network, Inc. (1)	1,968	81,180
Fulton Financial Corp.	38,366	728,954
GAIN Capital Holdings, Inc.	8,644	53,852
GAMCO Investors, Inc.	1,130	33,448
Genworth Financial, Inc. (1)	87,818	331,074
German American Bancorp, Inc.	4,642	158,246
Glacier Bancorp, Inc.	14,438	528,575
Global Indemnity Ltd. (1)	2,018	78,238
Great Ajax Corp.	4,219	58,982
Great Southern Bancorp, Inc.	2,453	131,236
Great Western Bancorp, Inc.	13,254	540,896
Green Bancorp, Inc. (1)	3,834	74,380
Greene County Bancorp, Inc.	160	4,352
Greenhill & Co, Inc.	6,402	128,680
Greenlight Capital Re Ltd. (1)	7,194	150,355
Guaranty Bancorp	4,189	113,941
Hallmark Financial Services, Inc. (1)	3,662	41,271

	Shares	Value
Hamilton Lane, Inc.	1,201	26,410
Hancock Holding Co.	18,841	923,209
Hanmi Financial Corp.	7,069	201,113
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,005	251,684
Hanover Insurance Group, Inc.	1,222	108,306
HarborOne Bancorp, Inc. (1)	16,033	320,019
Harford Financial Services Group, Inc.	254,682	13,388,633
HCI Group, Inc.	882	41,436
Heartland Financial USA, Inc.	5,489	258,532
Heritage Commerce Corp.	7,238	99,740
Heritage Financial Corp.	6,619	175,404
Heritage Insurance Holdings, Inc.	5,691	74,097
Hilltop Holdings, Inc.	16,977	444,967
Hingham Institution for Savings	161	29,291
Home Bancorp, Inc.	1,275	54,213
Home Bancshares, Inc.	1,826	45,467
HomeStreet, Inc. (1)	6,621	183,236
HomeTrust Bancshares, Inc. (1)	3,694	90,134
Hope Bancorp, Inc.	29,057	541,913
Horace Mann Educators Corp.	192,415	7,273,287
Horizon Bancorp	65,449	1,724,581
Howard Bancorp, Inc. (1)	1,451	27,932
Huntington Bancshares, Inc.	1,672,543	22,612,781
IBERIABANK Corp.	172,505	14,059,158
Impac Mortgage Holdings, Inc. (1)	2,647	40,049
Independence Holding Co.	2,042	41,759
Independent Bank Corp.	185,772	12,381,704
Independent Bank Corp. MI	4,572	99,441
Independent Bank Group, Inc.	3,943	234,609
Infinity Property & Casualty Corp.	2,170	203,980
Interactive Brokers Group, Inc.	1,905	71,285
International Bancshares Corp.	12,306	431,325
INTL FCStone, Inc. (1)	3,563	134,539
Invesco Ltd.	9,592	337,542
Invesco Mortgage Capital, Inc.	25,542	426,807
Investar Holding Corp.	1,155	26,450
Investment Technology Group, Inc.	4,254	90,355
Investors Bancorp, Inc.	1,617,480	21,609,533

	Shares	Value
Investors Title Co.	97	18,764
James River Group Holdings Ltd.	4,262	169,329
KCG Holdings, Inc. (1)	10,254	204,465
Kearny Financial Corp.	19,111	283,798
Kemper Corp.	8,909	343,887
KeyCorp	237,469	4,450,169
Kingstone Cos, Inc.	2,247	34,379
KKR Real Estate Finance Trust, Inc. (1)	2,471	53,127
Ladder Capital Corp.	16,396	219,870
Ladenburg Thalmann Financial Services, Inc. (1)	21,552	52,587
Lakeland Bancorp, Inc.	9,982	188,161
Lakeland Financial Corp.	4,513	207,056
Lazard Ltd.	57,032	2,642,293
LCNB Corp.	1,930	38,600
LegacyTexas Financial Group, Inc.	168,154	6,411,712
Legg Mason, Inc.	73,530	2,805,905
LendingClub Corp. (1)	6,656	36,675
Leucadia National Corp.	6,837	178,856
Lincoln National Corp.	84,008	5,677,261
Loews Corp.	218,209	10,214,363
M&T Bank Corp.	4,037	653,792
Macatawa Bank Corp.	5,821	55,532
Maiden Holdings Ltd.	10,276	114,064
MainSource Financial Group, Inc.	5,501	184,339
Malvern Bancorp, Inc. (1)	1,323	31,686
Markel Corp. (1)	385	375,706
Marlin Business Services Corp.	1,443	36,291
Marsh & McLennan Companies, Inc.	110,295	8,598,598
MB Financial, Inc.	16,650	733,266
MBIA, Inc. (1)	28,712	270,754
MBT Financial Corp.	3,895	37,782
Medley Management, Inc.	1,405	9,133
Mercantile Bank Corp.	3,628	114,209
Mercury General Corp.	804	43,416
Meridian Bancorp, Inc.	8,886	150,173
Meta Financial Group, Inc.	1,803	160,467
MFA Financial, Inc.	11,434	95,931
MGIC Investment Corp. (1)	226,270	2,534,224

	Shares	Value
Middlefield Banc Corp.	555	27,972
Midland States Bancorp, Inc.	3,189	106,895
MidSouth Bancorp, Inc.	1,828	21,479
MidWestOne Financial Group, Inc.	2,473	83,810
Moody’s Corp.	30,679	3,733,021
MTGE Investment Corp.	10,725	201,630
MutualFirst Financial, Inc.	1,340	47,838
Nasdaq OMX Group, Inc.	122,304	8,743,513
National Bank Holdings Corp.	3,604	119,328
National Bankshares, Inc.	1,480	60,384
National Commerce Corp. (1)	1,286	50,861
National General Holdings Corp.	40,433	853,136
National Western Life Group, Inc. - Class A	540	172,595
Nationstar Mortgage Holdings, Inc. (1)	6,906	123,548
Navient Corp.	511,559	8,517,457
Navigators Group, Inc.	273,750	15,028,875
NBT Bancorp, Inc.	9,546	352,725
Nelnet, Inc.	4,666	219,349
New Residential Investment Corp.	1,022,525	15,910,489
New York Community Bancorp, Inc.	13,174	172,975
New York Mortgage Trust, Inc.	148,334	922,637
NewStar Financial, Inc.	6,178	64,869
NI Holdings, Inc. (1)	2,504	44,772
Nicolet Bankshares, Inc. (1)	1,977	108,162
NMI Holdings, Inc. (1)	11,124	127,370
Northern Trust Corp.	5,841	567,804
Northfield Bancorp, Inc.	8,688	148,999
Northrim BanCorp, Inc.	1,506	45,782
Northwest Bancshares, Inc.	21,391	333,914
Norwood Financial Corp.	802	33,885
OceanFirst Financial Corp.	7,055	191,332
Oconee Federal Financial Corp.	152	4,224
Ocwen Financial Corp. (1)	23,008	61,892
OFG Bancorp	9,849	98,490
Ohio Valley Banc Corp.	845	30,462
Old Line Bancshares, Inc.	1,681	47,371
Old National Bancorp	30,190	520,778
Old Point Financial Corp.	704	23,148

	Shares	Value
Old Republic International Corp.	6,753	131,886
Old Second Bancorp, Inc.	6,520	75,306
On Deck Capital, Inc. (1)	11,485	53,520
OneBeacon Insurance Group Ltd.	5,047	92,007
OneMain Holdings, Inc. (1)	1,596	39,246
Oppenheimer Holdings, Inc.	2,715	44,526
Opus Bank	1,616	39,107
Orchid Island Capital, Inc.	5,904	58,213
Oritani Financial Corp.	9,037	154,081
Orrstown Financial Services, Inc.	1,624	37,108
Owens Realty Mortgage, Inc.	2,436	41,315
Pacific Continental Corp.	2,367	60,477
Pacific Mercantile Bancorp (1)	3,353	29,506
Pacific Premier Bancorp, Inc. (1)	5,724	211,216
PacWest Bancorp	284,034	13,264,388
Paragon Commercial Corp. (1)	807	42,343
Park National Corp.	3,018	313,027
Park Sterling Corp.	515,186	6,120,410
Parke Bancorp, Inc.	1,203	26,947
PCSB Financial Corp. (1)	4,013	68,462
Peapack Gladstone Financial Corp.	3,668	114,772
PennantPark Investment Corp.	163,500	1,208,265
Penns Woods Bancorp, Inc.	1,092	44,969
PennyMac Mortgage Investment Trust	13,366	244,464
Peoples Bancorp of North Carolina, Inc.	875	27,650
Peoples Bancorp, Inc.	3,687	118,463
Peoples Financial Services Corp.	1,526	66,732
People’s United Financial, Inc.	9,483	167,470
People’s Utah Bancorp	2,588	69,358
PHH Corp. (1)	11,972	164,854
Pinnacle Financial Partners, Inc.	1,388	87,196
Piper Jaffray Cos.	3,156	189,202
PJT Partners, Inc.	4,168	167,637
Popular, Inc.	43,287	1,805,501
PRA Group, Inc. (1)	4,297	162,856
Premier Financial Bancorp, Inc.	2,117	43,631
Principal Financial Group, Inc.	37,765	2,419,604
ProAssurance Corp.	1,523	92,598

	Shares	Value
Prosperity Bancshares, Inc.	1,837	118,009
Provident Bancorp, Inc. (1)	789	17,753
Provident Financial Holdings, Inc.	1,405	27,046
Provident Financial Services, Inc.	13,961	354,330
Prudential Bancorp, Inc.	1,618	29,383
Pzena Investment Management, Inc.	1,283	13,035
QCR Holdings, Inc.	2,702	128,075
Radian Group, Inc.	48,688	796,049
Raymond James Financial, Inc.	181,986	14,598,917
Redwood Trust, Inc.	17,608	300,040
Regional Management Corp. (1)	2,345	55,412
Regions Financial Corp.	848,389	12,420,415
Reinsurance Group of America, Inc.	224,749	28,855,524
RenaissanceRe Holdings Ltd.	837	116,385
Renasant Corp.	9,669	422,922
Republic Bancorp, Inc.	2,237	79,861
Republic First Bancorp, Inc. (1)	8,452	78,181
Resource Capital Corp.	6,596	67,081
Riverview Bancorp, Inc.	4,162	27,636
RLI Corp.	1,566	85,535
S & T Bancorp, Inc.	7,741	277,592
Safeguard Scientifics, Inc. (1)	4,734	56,335
Safety Insurance Group, Inc.	2,339	159,754
Sandy Spring Bancorp, Inc.	5,282	214,766
Santander Consumer USA Holdings, Inc. (1)	4,091	52,201
Seacoast Banking Corp. of Florida (1)	8,950	215,695
SEI Investments Co.	237,092	12,750,808
Selective Insurance Group, Inc.	139,923	7,003,146
Shore Bancshares, Inc.	2,849	46,866
SI Financial Group, Inc.	2,701	43,486
Sierra Bancorp	2,702	66,334
Signature Bank (1)	614	88,127
Simmons First National Corp.	6,780	358,662
SLM Corp. (1)	778,287	8,950,301
SmartFinancial, Inc. (1)	1,506	35,963
South State Corp.	6,453	553,022
Southern First Bancshares, Inc. (1)	1,408	52,166
Southern Missouri Bancorp, Inc.	1,178	38,002

	Shares	Value
Southern National Bancorp of Virginia, Inc.	4,112	72,371
Southside Bancshares, Inc.	6,241	218,048
Southwest Bancorp, Inc.	3,965	101,306
Starwood Property Trust, Inc.	87,461	1,958,252
State Auto Financial Corp.	3,913	100,681
State Bank Financial Corp.	8,380	227,266
State National Companies, Inc.	910	16,726
State Street Corp.	93,078	8,351,889
Sterling Bancorp	29,538	686,759
Stewart Information Services Corp.	4,661	211,516
Stifel Financial Corp. (1)	15,019	690,574
Stock Yards Bancorp, Inc.	4,844	188,432
Stonegate Bank	2,499	115,404
Summit Financial Group, Inc.	2,414	53,108
Sun Bancorp, Inc.	2,456	60,540
Sunshine Bancorp, Inc. (1)	1,300	27,703
SunTrust Banks, Inc.	331,284	18,790,428
Sutherland Asset Management Corp.	4,447	66,038
SVB Financial Group (1)	394	69,261
Synchrony Financial	559,707	16,690,463
Synovus Financial Corp.	3,353	148,337
T. Rowe Price Group, Inc.	5,583	414,314
TCF Financial Corp.	173,496	2,765,526
TD Ameritrade Holding Corp.	155,656	6,691,651
Territorial Bancorp, Inc.	1,735	54,115
Texas Capital Bancshares, Inc. (1)	181,903	14,079,292
TFS Financial Corp.	1,455	22,509
The Bancorp, Inc. (1)	10,845	82,205
Third Point Reinsurance Ltd. (1)	9,214	128,075
Timberland Bancorp, Inc.	1,292	32,649
Tiptree, Inc.	6,254	44,091
Tompkins Financial Corp.	3,130	246,394
Torchmark Corp.	54,199	4,146,224
Towne Bank	12,630	389,004
TriCo Bancshares	4,549	159,897
TriState Capital Holdings, Inc. (1)	3,642	91,778
Triumph Bancorp, Inc. (1)	3,469	85,164
TrustCo Bank Corp.	20,789	161,115

	Shares	Value
Trustmark Corp.	15,029	483,333
Two Harbors Investment Corp.	9,589	95,027
Two River Bancorp	1,493	27,755
UMB Financial Corp.	10,130	758,332
Umpqua Holdings Corp.	49,702	912,529
Union Bankshares Corp.	9,667	327,711
United Bankshares, Inc.	22,396	877,923
United Community Banks, Inc.	15,842	440,408
United Community Financial Corp.	10,909	90,654
United Financial Bancorp, Inc.	11,497	191,885
United Fire Group, Inc.	3,721	163,947
United Insurance Holdings Corp.	1,148	18,058
United Security Bancshares/Fresno CA	2,689	24,873
Unity Bancorp, Inc.	1,563	26,884
Universal Insurance Holdings, Inc.	65,149	1,641,755
Univest Corp. of Pennsylvania	5,790	173,411
Unum Group	406,956	18,976,358
Validus Holdings Ltd.	2,240	116,413
Valley National Bancorp	58,200	687,342
Veritex Holdings, Inc. (1)	2,140	56,346
Virtus Investment Partners, Inc.	1,346	149,339
Voya Financial, Inc.	75,059	2,768,927
W.R. Berkley Corp.	108,341	7,493,947
Waddell & Reed Financial, Inc.	12,867	242,929
Walker & Dunlop, Inc. (1)	1,009	49,269
Washington Federal, Inc.	20,059	665,959
Washington Trust Bancorp, Inc.	3,377	174,084
WashingtonFirst Bankshares, Inc.	2,139	73,860
Waterstone Financial, Inc.	5,320	100,282
Webster Financial Corp.	2,536	132,430
WesBanco, Inc.	9,473	374,562
West Bancorporation, Inc.	2,805	66,338
Westamerica Bancorporation	5,690	318,868
Western Alliance Bancorp (1)	1,205	59,286
Western Asset Mortgage Capital Corp.	8,590	88,477
Western New England Bancorp, Inc.	5,489	55,713
White Mountains Insurance Group Ltd.	126	109,447
Willis Towers Watson Plc	3,526	512,892

	Shares	Value
Wins Finance Holdings, Inc. (1)(3)(4)	222	34,135
Wintrust Financial Corp.	12,410	948,620
WMIH Corp. (1)	44,980	56,225
World Acceptance Corp. (1)	1,367	102,402
WSFS Financial Corp.	5,062	229,562
Xenith Bankshares, Inc. (1)	1,137	35,315
XL Group Ltd.	131,161	5,744,852
Zions Bancorp	51,052	2,241,693

		759,804,315

Healthcare - 5.54%
AAC Holdings, Inc. (1)	2,698	18,697
Abeona Therapeutics, Inc. (1)	5,148	32,947
Acadia Healthcare Co., Inc. (1)	2,175	107,401
Accelerate Diagnostics, Inc. (1)	260	7,111
Acceleron Pharma, Inc. (1)	1,243	37,775
Aceto Corp.	6,574	101,568
Achillion Pharmaceuticals, Inc. (1)	26,197	120,244
Acorda Therapeutics, Inc. (1)	8,451	166,485
Adamas Pharmaceuticals, Inc. (1)	1,408	24,626
Addus HomeCare Corp. (1)	36,611	1,361,929
Advaxis, Inc. (1)	687	4,459
Agenus, Inc. (1)	2,217	8,668
Agilent Technologies, Inc.	6,770	401,529
Akorn, Inc. (1)	53,500	1,794,390
Alder Biopharmaceuticals, Inc. (1)	8,753	100,222
Alere, Inc. (1)	2,382	119,553
Allscripts Healthcare Solutions, Inc. (1)	40,565	517,609
Almost Family, Inc. (1)	2,134	131,561
Alnylam Pharmaceuticals, Inc. (1)	300	23,928
AMAG Pharmaceuticals, Inc. (1)	47,700	877,680
American Renal Associates Holdings, Inc. (1)	217	4,025
AMN Healthcare Services, Inc. (1)	167,070	6,524,083
Analogic Corp.	220,879	16,046,859
AngioDynamics, Inc. (1)	8,118	131,593
Anika Therapeutics, Inc. (1)	533	26,298
Aratana Therapeutics, Inc. (1)	492	3,557
Ardelyx, Inc. (1)	7,339	37,429
Array BioPharma, Inc. (1)	4,811	40,268

	Shares	Value
Atara Biotherapeutics, Inc. (1)	5,659	79,226
Audentes Therapeutics, Inc. (1)	376	7,193
Becton Dickinson and Co.	29,839	5,821,887
Bellicum Pharmaceuticals, Inc. (1)	1,916	22,379
BioCryst Pharmaceuticals, Inc. (1)	2,967	16,497
Biohaven Pharmaceutical Holding Co Ltd. (1)	254	6,350
Bio-Rad Laboratories, Inc. (1)	580	131,260
BioScrip, Inc. (1)	16,122	43,771
BioTime, Inc. (1)	16,932	53,336
Bluebird Bio, Inc. (1)	6,051	635,658
Boston Scientific Corp. (1)	345,905	9,588,487
Brookdale Senior Living, Inc. (1)	5,098	74,992
Bruker Corp.	130,577	3,765,841
Capital Senior Living Corp. (1)	162,279	2,468,264
Cara Therapeutics, Inc. (1)	868	13,359
Cardinal Health, Inc.	84,609	6,592,733
Cascadian Therapeutics, Inc. (1)	7,297	27,108
Celldex Therapeutics, Inc. (1)	26,842	66,300
Cempra, Inc. (1)	9,690	44,574
Centene Corp. (1)	129,669	10,357,960
Cerus Corp. (1)	2,216	5,562
Chimerix, Inc. (1)	10,313	56,206
Clearside Biomedical, Inc. (1)	1,887	17,191
Collegium Pharmaceutical, Inc. (1)	4,664	58,347
Community Health Systems, Inc. (1)	21,514	214,279
Computer Programs & Systems, Inc.	1,230	40,344
Concert Pharmaceuticals, Inc. (1)	2,286	31,890
ConforMIS, Inc. (1)	5,591	23,985
CONMED Corp.	6,144	312,975
Corvus Pharmaceuticals, Inc. (1)	1,819	22,010
Cross Country Healthcare, Inc. (1)	4,168	53,809
CryoLife, Inc. (1)	2,146	42,813
DaVita, Inc. (1)	77,102	4,993,126
Dentsply Sirona, Inc.	6,247	405,055
Dermira, Inc. (1)	1,481	43,156
Dynavax Technologies Corp. (1)	10,050	96,982
Editas Medicine, Inc. (1)	2,166	36,345
Emergent BioSolutions, Inc. (1)	41,455	1,405,739

	Shares	Value
Enanta Pharmaceuticals, Inc. (1)	3,496	125,786
Endo International Plc (1)	331,230	3,699,839
Ensign Group, Inc.	57,428	1,250,208
Envision Healthcare Corp. (1)	173,822	10,893,425
Enzo Biochem, Inc. (1)	433	4,780
Epizyme, Inc. (1)	2,335	35,258
Evolent Health, Inc. (1)	6,658	168,780
Exactech, Inc. (1)	2,415	71,967
Fate Therapeutics, Inc. (1)	6,070	19,667
Five Prime Therapeutics, Inc. (1)	6,071	182,798
FONAR Corp. (1)	151	4,190
Genocea Biosciences, Inc. (1)	823	4,296
Haemonetics Corp. (1)	2,268	89,563
Halyard Health, Inc. (1)	10,500	412,440
Heron Therapeutics, Inc. (1)	1,408	19,501
Hill-Rom Holdings, Inc.	123	9,792
HMS Holdings Corp. (1)	2,581	47,748
Hologic, Inc. (1)	3,337	151,433
Horizon Pharma Plc (1)	36,466	432,851
ICON Plc (1)	32,925	3,219,736
ICU Medical, Inc. (1)	55,411	9,558,398
Idera Pharmaceuticals, Inc. (1)	2,834	4,874
Immune Design Corp. (1)	3,271	31,892
Immunomedics, Inc. (1)	14,034	123,920
Impax Laboratories, Inc. (1)	16,356	263,332
INC Research Holdings, Inc. (1)	148,940	8,712,990
Insmed, Inc. (1)	1,932	33,153
Integer Holdings Corp. (1)	6,966	301,280
Intellia Therapeutics, Inc. (1)	3,170	50,720
Intra-Cellular Therapies, Inc. (1)	7,537	93,610
Intrexon Corp. (1)	399	9,612
Invacare Corp.	7,093	93,628
Iovance Biotherapeutics, Inc. (1)	10,798	79,365
Jazz Pharmaceuticals Plc (1)	9,400	1,461,700
Juno Therapeutics, Inc. (1)	1,762	52,666
Karyopharm Therapeutics, Inc. (1)	5,828	52,743
Kindred Biosciences, Inc. (1)	4,027	34,632
Kindred Healthcare, Inc.	18,949	220,756

	Shares	Value
Laboratory Corp. of America Holdings (1)	83,197	12,823,986
Lannet, Inc. (1)	64,103	1,307,701
Lantheus Holdings, Inc. (1)	496	8,754
LHC Group, Inc. (1)	235	15,954
LifePoint Health, Inc. (1)	35,658	2,394,435
LivaNova Plc (1)	10,845	663,822
Luminex Corp.	5,077	107,226
MacroGenics, Inc. (1)	5,284	92,523
Magellan Health, Inc. (1)	24,135	1,759,442
Mallinckrodt Plc (1)	65,343	2,928,020
Medicines Co. (1)	1,231	46,790
MediciNova, Inc. (1)	868	4,566
MEDNAX, Inc. (1)	2,526	152,495
Medpace Holdings, Inc. (1)	1,685	48,865
Meridian Bioscience, Inc.	1,250	19,688
Merrimack Pharmaceuticals, Inc.	9,782	12,130
Minerva Neurosciences, Inc. (1)	797	7,053
Miragen Therapeutics, Inc. (1)	472	6,103
Momenta Pharmaceuticals, Inc. (1)	12,390	209,391
Mylan (1)	14,887	577,913
MyoKardia, Inc. (1)	363	4,755
Myriad Genetics, Inc. (1)	14,345	370,675
NanoString Technologies, Inc. (1)	2,342	38,737
NantHealth, Inc. (1)	3,740	15,820
NantKwest, Inc. (1)	6,755	51,270
National HealthCare Corp.	2,496	175,069
National Research Corp.	243	6,537
Novavax, Inc. (1)	38,907	44,743
Novelion Therapeutics, Inc. (1)	3,205	29,582
Nymox Pharmaceutical Corp. (1)	3,600	15,840
Obalon Therapeutics, Inc. (1)	585	5,797
OPKO Health, Inc. (1)	8,162	53,706
OraSure Technologies, Inc. (1)	716	12,358
Orthofix International (1)	3,093	143,763
Otonomy, Inc. (1)	6,253	117,869
Owens & Minor, Inc.	13,759	442,902
Patterson Companies, Inc.	2,070	97,187
PDL BioPharma, Inc. (1)	38,058	94,003

	Shares	Value
PerkinElmer, Inc.	2,456	167,352
Perrigo Co. Plc	3,549	268,020
PharMerica Corp. (1)	38,421	1,008,551
Phibro Animal Health Corp.	205	7,595
Portola Pharmaceuticals, Inc. (1)	873	49,036
Premier, Inc. (1)	1,071	38,556
Protagonist Therapeutics, Inc. (1)	1,154	13,052
Prothena Corporation Plc (1)	1,931	104,506
PTC Therapeutics, Inc. (1)	1,466	26,872
QIAGEN NV	4,263	142,930
Quality Systems, Inc. (1)	4,145	71,335
Quest Diagnostics, Inc.	24,991	2,778,000
Quintiles IMS Holdings, Inc. (1)	77,983	6,979,479
Quotient Ltd. (1)	2,016	14,838
R1 RCM, Inc. (1)	2,790	10,463
Recro Pharma, Inc. (1)	2,656	18,672
REGENXBIO, Inc. (1)	4,430	87,493
Retrophin, Inc. (1)	8,509	164,990
Rockwell Medical, Inc. (1)	854	6,772
RTI Surgical, Inc. (1)	3,052	17,854
Sarepta Therapeutics, Inc. (1)	2,757	92,938
SciClone Pharmaceuticals, Inc. (1)	7,543	82,973
Sientra, Inc. (1)	2,895	28,139
Spectrum Pharmaceuticals, Inc. (1)	17,342	129,198
Stemline Therapeutics, Inc. (1)	4,031	37,085
STERIS Plc	2,318	188,917
Sucampo Pharmaceuticals, Inc. (1)	85,540	898,170
Syndax Pharmaceuticals, Inc. (1)	55	768
Teleflex, Inc.	1,067	221,680
Tetraphase Pharmaceuticals, Inc. (1)	8,423	60,056
The Cooper Companies, Inc.	318	76,136
The Providence Service Corp. (1)	459	23,230
Tivity Health, Inc. (1)	2,736	109,030
Tocagen, Inc. (1)	282	3,392
Trevena, Inc. (1)	11,241	25,854
Triple-S Management Corp. (1)	4,476	75,689
United Therapeutics Corp. (1)	1,233	159,957
Universal Health Services, Inc.	52,946	6,463,648

	Shares	Value
Utah Medical Products, Inc.	75	5,430
Voyager Therapeutics, Inc. (1)	3,214	28,797
VWR Corp. (1)	251,566	8,304,194
WellCare Health Plans, Inc. (1)	110	19,752
Zimmer Holdings, Inc.	56,697	7,279,895
Zogenix, Inc. (1)	1,320	19,140

		179,690,716

Industrials - 15.45%
AAR Corp.	7,178	249,507
ABM Industries, Inc.	6,189	256,967
Acacia Research Corp. (1)	2,169	8,893
ACCO Brands Corp. (1)	24,084	280,579
Actuant Corp.	6,517	160,318
Acuity Brands, Inc.	383	77,856
AECOM (1)	4,298	138,954
Aegion Corp. (1)	7,472	163,487
AeroVironment, Inc. (1)	4,594	175,491
AGCO Corp.	1,845	124,335
Air Lease Corp.	111,203	4,154,544
Aircastle Ltd.	10,965	238,489
Alamo Group, Inc.	320	29,059
Alaska Air Group, Inc.	638	57,267
Albany International Corp.	1,358	72,517
Allison Transmission Holdings, Inc.	258,505	9,696,523
Altra Industrial Motion Corp.	194,470	7,739,906
AMERCO	139	50,882
Ameresco, Inc. (1)	4,448	34,250
American Airlines Group, Inc.	99,119	4,987,668
American Railcar Industries, Inc.	1,730	66,259
AMETEK, Inc.	124,951	7,568,282
ARC Document Solutions, Inc. (1)	8,870	36,899
ArcBest Corp.	5,038	103,783
Arconic, Inc.	10,830	245,299
Armstrong Flooring, Inc. (1)	5,229	93,965
Armstrong World Industries, Inc. (1)	316,380	14,553,480
Astec Industries, Inc.	2,405	133,502
Atlas Air Worldwide Holdings, Inc. (1)	38,008	1,982,117
Avis Budget Group, Inc. (1)	71,100	1,938,897

	Shares	Value
Babcock & Wilcox Enterprises, Inc. (1)	269,368	3,167,768
Barnes Group, Inc.	9,712	568,443
Beacon Roofing Supply, Inc. (1)	3,482	170,618
Blue Bird Corp. (1)	780	13,260
BMC Stock Holdings, Inc. (1)	265,782	5,807,337
Brady Corp.	2,321	78,682
Briggs & Stratton Corp.	9,321	224,636
Caesarstone Ltd. (1)	276,106	9,677,515
CAI International, Inc. (1)	1,942	45,831
Carlisle Companies, Inc.	1,755	167,427
Casella Waste Systems, Inc. (1)	7,008	115,001
CBIZ, Inc. (1)	11,789	176,835
CECO Environmental Corp.	6,834	62,736
Chart Industries, Inc. (1)	6,871	238,630
Chicago Bridge & Iron Co.	64,432	1,271,243
CIRCOR International, Inc.	72,481	4,303,922
Clean Harbors, Inc. (1)	429	23,951
Cogint, Inc. (1)	4,778	24,129
Colfax Corp. (1)	2,448	96,378
Columbus Mckinnon Corp.	4,286	108,950
CompX International, Inc.	351	5,353
Copa Holdings SA	798	93,366
Costamare, Inc.	8,489	62,055
Covenant Transportation Group, Inc. - Class A (1)	2,671	46,823
CRA International, Inc.	1,998	72,567
Crane Co.	23,083	1,832,329
CSW Industrials, Inc. (1)	1,860	71,889
Cubic Corp.	5,644	261,317
Cummins, Inc.	19,287	3,128,737
Curtiss-Wright Corp.	29,365	2,695,120
Delta Air Lines, Inc.	87,379	4,695,747
Deluxe Corp.	36,700	2,540,374
DigitalGlobe, Inc. (1)	13,881	462,237
DMC Global, Inc.	3,087	40,440
Donaldson Co., Inc.	293	13,343
Dover Corp.	3,829	307,162
Ducommun, Inc. (1)	2,383	75,255
Dun & Bradstreet Corp.	651	70,406

	Shares	Value
DXP Enterprises, Inc. (1)	835	28,808
Eagle Bulk Shipping, Inc. (1)	8,137	38,488
Eastern Co.	1,128	33,896
Eaton Corp. Plc	68,316	5,317,034
Echo Global Logistics, Inc. (1)	6,366	126,683
EMCOR Group, Inc.	86,795	5,674,657
Encore Wire Corp.	87,141	3,720,921
EnerSys, Inc.	43,592	3,158,240
Engility Holdings, Inc. (1)	4,078	115,815
Ennis, Inc.	5,590	106,769
EnPro Industries, Inc.	162,760	11,616,181
ESCO Technologies, Inc.	109,347	6,522,549
Essendant, Inc.	8,342	123,712
Esterline Technologies Corp. (1)	134,281	12,729,839
Exone Co. (1)	214	2,450
Expeditors International of Washington, Inc.	1,474	83,252
Federal Signal Corp.	9,944	172,628
Flowserve Corp.	3,615	167,844
Fluor Corp.	86,873	3,977,046
Fortive Corp.	809	51,250
Fortune Brands Home & Security, Inc.	293	19,115
Foundation Building Materials, Inc. (1)	2,047	26,324
Franklin Covey Co. (1)	342	6,601
Franklin Electric Company, Inc.	572	23,681
FreightCar America, Inc.	2,845	49,475
FTI Consulting, Inc. (1)	9,342	326,596
GATX Corp.	8,826	567,247
Genco Shipping & Trading Ltd. (1)	1,506	14,262
Gencor Industries, Inc. (1)	1,707	27,653
General Cable Corp.	912	14,911
Genesee & Wyoming, Inc. (1)	1,687	115,374
Gibraltar Industries, Inc. (1)	7,026	250,477
Global Brass and Copper Holdings, Inc.	52,616	1,607,419
Gorman Rupp Co.	3,867	98,492
GP Strategies Corp. (1)	305	8,052
Graham Corp.	2,147	42,210
Granite Construction, Inc.	2,005	96,721
Great Lakes Dredge & Dock Corp. (1)	11,598	49,871

	Shares	Value
Greenbrier Companies, Inc.	47,333	2,189,151
Griffon Corp.	1,055	23,157
Hardinge, Inc.	2,350	29,187
Hawaiian Holdings, Inc. (1)	1,013	47,560
HD Supply Holdings, Inc. (1)	364,100	11,152,383
Heartland Express, Inc.	324	6,746
Heidrick & Struggles International, Inc.	4,178	90,872
Heritage Crystal Clean, Inc. (1)	1,320	20,988
Herman Miller, Inc.	70,587	2,145,845
Hertz Global Holdings, Inc. (1)	12,501	143,762
Hexcel Corp.	835	44,080
Hill International, Inc. (1)	1,014	5,273
Hillenbrand, Inc.	29,200	1,054,120
Hub Group, Inc. (1)	7,231	277,309
Hubbell, Inc.	99,571	11,268,450
Huntington Ingalls Industries, Inc.	32,281	6,009,431
Hurco Companies, Inc.	1,318	45,801
Huron Consulting Group, Inc. (1)	5,016	216,691
Huttig Building Products, Inc. (1)	1,389	9,737
Hyster-Yale Materials Handling, Inc.	410	28,803
ICF International, Inc. (1)	4,089	192,592
IDEX Corp.	155	17,517
IES Holdings, Inc. (1)	1,944	35,284
IHS Markit Ltd. (1)	4,662	205,314
Ingersoll-Rand Plc	120,796	11,039,546
InnerWorkings, Inc. (1)	677	7,853
Insteel Industries, Inc.	393	12,957
Interface, Inc.	1,345	26,429
ITT, Inc.	41,558	1,669,800
Jacobs Engineering Group, Inc.	3,310	180,031
JetBlue Airways Corp. (1)	111,042	2,535,089
Kaman Corp.	5,562	277,377
Kansas City Southern	2,929	306,520
KAR Auction Services, Inc.	186,075	7,809,568
KBR, Inc.	28,673	436,403
Kelly Services, Inc.	6,898	154,860
KeyW Holding Corp. (1)	10,707	100,110
Kimball International, Inc.	936	15,622

	Shares	Value
Kirby Corp. (1)	1,475	98,604
KLX, Inc. (1)	11,591	579,550
Knight Transportation, Inc.	1,023	37,902
Knoll, Inc.	261,075	5,234,554
Korn/Ferry International	11,419	394,298
Kratos Defense & Security Solutions, Inc. (1)	9,856	116,991
L.B. Foster Co.	1,696	36,379
L3 Technologies, Inc.	22,937	3,832,314
Lawson Products, Inc. (1)	235	5,205
Layne Christensen Co. (1)	3,941	34,641
Lennox International, Inc.	86	15,793
LSC Communications, Inc.	7,583	162,276
LSI Industries, Inc.	5,313	48,083
Lydall, Inc. (1)	190,733	9,860,896
Macquarie Infrastructure Corp.	2,157	169,109
ManpowerGroup, Inc.	173,468	19,367,702
Marten Transport Ltd.	5,100	139,740
Masco Corp.	338,514	12,934,620
Masonite International Corp. (1)	185,020	13,969,010
Matson, Inc.	214,523	6,444,271
McGrath RentCorp	4,926	170,587
Mercury Systems, Inc. (1)	817	34,388
Meritor, Inc. (1)	18,784	312,002
Milacron Holdings Corp. (1)	643,801	11,324,460
Miller Industries, Inc.	2,211	54,943
Mistras Group, Inc. (1)	3,397	74,632
Mobile Mini, Inc.	9,809	292,799
Moog, Inc. (1)	34,662	2,485,959
MRC Global, Inc. (1)	19,928	329,211
MSA Safety, Inc.	76,110	6,177,849
MSC Industrial Direct Co., Inc.	773	66,447
Mueller Water Products, Inc.	470,684	5,497,589
MYR Group, Inc. (1)	1,996	61,916
National Presto Industries, Inc.	1,030	113,815
Navigant Consulting, Inc. (1)	10,776	212,934
Navios Maritime Holdings, Inc. (1)	19,141	26,223
Navistar International Corp. (1)	10,521	275,966
Neff Corp. (1)	278	5,282

	Shares	Value
Nexeo Solutions, Inc. (1)	5,867	48,696
Nielsen Holdings Plc	82,817	3,201,705
NL Industries, Inc. (1)	2,045	14,417
Northwest Pipe Co. (1)	1,962	31,902
NOW, Inc. (1)	24,006	386,016
NV5 Global, Inc. (1)	474	20,145
Old Dominion Freight Line, Inc.	640	60,954
Orbital ATK, Inc.	1,589	156,294
Orion Group Holdings, Inc. (1)	3,318	24,785
Oshkosh Corp.	31,064	2,139,688
Owens Corning	66,672	4,461,690
PACCAR, Inc.	9,583	632,861
Parker-Hannifin Corp.	495	79,111
Park-Ohio Holdings Corp.	2,033	77,457
Pendrell Corp. (1)	2,100	15,183
Pentair Plc	191,942	12,771,821
Pitney Bowes, Inc.	89,957	1,358,351
Powell Industries, Inc.	1,915	61,261
Preformed Line Products Co.	662	30,730
Quad/Graphics, Inc.	3,216	73,711
Quanex Building Products Corp.	194,528	4,114,267
Quanta Services, Inc. (1)	3,145	103,533
Regal-Beloit Corp.	1,233	100,551
Republic Services, Inc.	6,374	406,215
Resources Connection, Inc.	6,758	92,585
Revolution Lighting Technologies, Inc. (1)	2,255	14,860
Rexnord Corp. (1)	23,275	541,144
Roadrunner Transportation Systems, Inc. (1)	7,867	57,193
Robert Half International, Inc.	222,370	10,658,194
Roper Technologies, Inc.	151	34,961
RPX Corp. (1)	10,488	146,308
RR Donnelley & Sons Co.	10,283	128,949
Rush Enterprises, Inc. - Class A (1)	3,581	133,142
Rush Enterprises, Inc. - Class B (1)	529	19,261
Ryder System, Inc.	20,672	1,487,971
Safe Bulkers, Inc. (1)	10,354	23,711
Saia, Inc. (1)	3,139	161,031
Schneider National, Inc. (1)	524	11,722

	Shares	Value
Scorpio Bulkers, Inc. (1)	13,262	94,160
Sensata Technologies Holding NV (1)	2,311	98,726
Simpson Manufacturing Company, Inc.	7,810	341,375
SkyWest, Inc.	11,145	391,190
Snap-on, Inc.	96,166	15,194,228
SP Plus Corp. (1)	2,702	82,546
Spartan Motors, Inc.	2,957	26,169
Sparton Corp. (1)	2,006	44,112
Spirit AeroSystems Holdings, Inc.	144,457	8,369,839
Spirit Airlines, Inc. (1)	1,922	99,271
SPX FLOW, Inc. (1)	6,946	256,168
Standex International Corp.	70,308	6,376,936
Stanley Black & Decker, Inc.	120,408	16,945,018
Steelcase, Inc.	182,246	2,551,444
Stericycle, Inc. (1)	2,288	174,620
Sterling Construction Company, Inc. (1)	4,171	54,515
Sunrun, Inc. (1)	19,565	139,303
Supreme Industries, Inc.	1,023	16,828
Team, Inc. (1)	3,571	83,740
Teledyne Technologies, Inc. (1)	965	123,182
Tennant Co.	171	12,620
Terex Corp.	2,499	93,713
Tetra Tech, Inc.	884	40,443
Textainer Group Holdings Ltd.	6,161	89,335
Textron, Inc.	194,948	9,182,051
The Brink’s Co.	273,764	18,342,188
The Manitowoc Co., Inc. (1)	28,366	170,480
The Timken Co.	180,296	8,338,690
Thermon Group Holdings, Inc. (1)	7,213	138,273
Titan International, Inc.	11,155	133,972
Titan Machinery, Inc. (1)	4,280	76,954
TriMas Corp. (1)	477,594	9,957,835
Trinity Industries, Inc.	4,161	116,633
Triton International Ltd./Bermuda	9,801	327,745
Triumph Group, Inc.	10,988	347,221
TrueBlue, Inc. (1)	8,856	234,684
Tutor Perini Corp. (1)	7,227	207,776
Twin Disc, Inc. (1)	1,734	27,987

	Shares	Value
UniFirst Corp.	3,387	476,551
United Continental Holdings, Inc. (1)	148,857	11,201,489
United Rentals, Inc. (1)	25,100	2,829,021
Universal Forest Products, Inc.	519	45,314
Universal Logistics Holdings, Inc.	548	8,220
US Ecology, Inc.	156,740	7,915,370
USG Corp. (1)	44,099	1,279,753
Valmont Industries, Inc.	613	91,705
Vectrus, Inc. (1)	1,995	64,478
Veritiv Corp. (1)	2,595	116,775
Viad Corp.	1,891	89,350
Vicor Corp. (1)	231	4,135
Vivint Solar, Inc. (1)	6,137	35,901
VSE Corp.	1,889	84,967
W.W. Grainger, Inc.	85	15,345
Wabash National Corp.	76,645	1,684,657
WABCO Holdings, Inc. (1)	60,377	7,698,671
Wabtec Corp.	1,614	147,681
Watts Water Technologies, Inc.	2,618	165,458
Werner Enterprises, Inc.	10,498	308,116
Wesco Aircraft Holdings, Inc. (1)	162,451	1,762,593
WESCO International, Inc. (1)	98,246	5,629,496
West Corp.	8,493	198,057
Willis Lease Finance Corp. (1)	780	20,849
XPO Logistics, Inc. (1)	807	52,156
Xylem, Inc.	2,379	131,868
YRC Worldwide, Inc. (1)	5,651	62,839

		501,486,649

Information Technology - 13.90%
Acacia Communications, Inc. (1)	383	15,883
ACI Worldwide, Inc. (1)	244,150	5,461,635
Activision Blizzard, Inc.	248,952	14,332,167
Actua Corp. (1)	6,806	95,624
Acxiom Corp. (1)	8,647	224,649
ADTRAN, Inc.	10,761	222,215
Agilysys, Inc. (1)	3,273	33,123
Akamai Technologies, Inc. (1)	4,672	232,712
Alliance Data Systems Corp.	36,700	9,420,523

	Shares	Value
Alpha and Omega Semiconductor Ltd. (1)	3,854	64,246
Ambarella, Inc. (1)	4,163	202,114
Amdocs Ltd.	246,886	15,914,272
American Software, Inc.	2,325	23,924
Amkor Technology, Inc. (1)	226,881	2,216,627
Analog Devices, Inc.	121,050	9,417,690
Anixter International, Inc. (1)	6,528	510,490
Applied Materials, Inc.	102,100	4,217,751
ARRIS International Plc (1)	4,994	139,932
Arrow Electronics, Inc. (1)	228,330	17,905,639
Autodesk, Inc. (1)	1,047	105,559
Avid Technology, Inc. (1)	2,842	14,949
Avnet, Inc.	364,800	14,183,424
AVX Corp.	10,164	166,080
AXT, Inc. (1)	8,112	51,511
Bankrate, Inc. (1)	10,537	135,400
Bazaarvoice, Inc. (1)	18,428	91,219
Bel Fuse, Inc.	1,605	39,643
Belden, Inc.	9,406	709,495
Benchmark Electronics, Inc. (1)	11,165	360,629
Blucora, Inc. (1)	7,308	154,930
Booz Allen Hamilton Holding Corp.	213	6,931
Bottomline Technologies, Inc. (1)	1,088	27,951
Brocade Communications Systems, Inc.	24,187	304,998
CA, Inc.	56,638	1,952,312
CACI International, Inc. (1)	92,394	11,553,870
Calix, Inc. (1)	9,598	65,746
Cars.com, Inc. (1)	15,825	421,420
ChannelAdvisor Corp. (1)	216	2,495
Check Point Software Technologies Ltd. (1)	101,725	11,096,163
Cirrus Logic, Inc. (1)	39,900	2,502,528
Cognizant Technology Solutions - Class A	44,160	2,932,224
Cohu, Inc.	4,897	77,079
CommScope Holding Co., Inc. (1)	390,305	14,843,299
Comtech Telecommunications Corp.	5,194	98,530
Conduent, Inc. (1)	5,252	83,717
Control4 Corp. (1)	536	10,511
Convergys Corp.	89,971	2,139,510

	Shares	Value
CoreLogic, Inc. (1)	1,002	43,467
Corning, Inc.	131,100	3,939,555
Cray, Inc. (1)	8,945	164,588
Cree, Inc. (1)	21,759	536,359
CSG Systems International, Inc.	1,482	60,140
CTS Corp.	7,041	152,086
CyberOptics Corp. (1)	677	13,980
Cypress Semiconductor Corp.	8,344	113,896
Daktronics, Inc.	3,891	37,470
DHI Group, Inc. (1)	10,860	30,951
Digi International, Inc. (1)	6,037	61,276
Digimarc Corp. (1)	109	4,376
Diodes, Inc. (1)	6,317	151,798
Dolby Laboratories, Inc.	1,497	73,293
DSP Group, Inc. (1)	4,716	54,706
DST Systems, Inc.	1,522	93,907
DXC Technology Co.	129,982	9,972,219
Eastman Kodak Co. (1)	691	6,288
eBay, Inc. (1)	255,128	8,909,070
EchoStar Corp. (1)	1,335	81,034
Electro Scientific Industries, Inc. (1)	6,790	55,950
EMCORE Corp.	3,358	35,763
EnerNOC, Inc. (1)	4,654	36,068
Entegris, Inc. (1)	358,860	7,876,977
EVERTEC, Inc.	2,723	47,108
F5 Networks, Inc. (1)	9,000	1,143,540
FARO Technologies, Inc. (1)	2,798	105,764
Fidelity National Information Services, Inc.	362,356	30,945,202
Finisar Corp. (1)	13,394	347,976
FireEye, Inc. (1)	4,855	73,845
First Solar, Inc. (1)	2,256	89,969
Fiserv, Inc. (1)	43,775	5,355,433
Fitbit, Inc. (1)	39,242	208,375
Flex Ltd. (1)	878,035	14,320,751
FLIR Systems, Inc.	1,761	61,036
Global Payments, Inc.	122,325	11,048,394
Global Sources Ltd. (1)	387	7,740
Glu Mobile, Inc. (1)	21,428	53,570

	Shares	Value
GSI Technology, Inc. (1)	2,928	23,014
Guidewire Software, Inc. (1)	1,249	85,819
Harmonic, Inc. (1)	17,368	91,182
Harris Corp.	167,844	18,308,424
HP, Inc.	453,105	7,920,275
II-VI, Inc. (1)	9,626	330,172
Infinera Corp. (1)	32,303	344,673
Information Services Group, Inc. (1)	3,306	13,588
Insight Enterprises, Inc. (1)	4,867	194,631
InterActiveCorp (1)	98,236	10,141,885
IXYS Corp. (1)	5,458	89,784
Jabil, Inc.	252,157	7,360,463
Juniper Networks, Inc.	171,759	4,788,641
Keysight Technologies, Inc. (1)	5,114	199,088
Kimball Electronics, Inc. (1)	5,893	106,369
Knowles Corp. (1)	19,724	333,730
Kopin Corp. (1)	1,173	4,352
KVH Industries, Inc. (1)	3,471	32,974
Lam Research Corp.	42,300	5,982,489
Leaf Group Ltd. (1)	2,370	18,486
Leidos Holdings, Inc.	99,797	5,158,507
Limelight Networks, Inc. (1)	8,927	25,799
Liquidity Services, Inc. (1)	5,597	35,541
Littelfuse, Inc.	58,250	9,611,250
LogMeIn, Inc.	537	56,116
MACOM Technology Solutions Holdings, Inc. (1)	212,880	11,872,318
Mantech International Corp.	5,769	238,721
Marvell Technology Group Ltd.	249,742	4,125,738
Maxwell Technologies, Inc. (1)	7,932	47,513
Meet Group, Inc. (1)	12,678	64,024
Methode Electronics, Inc.	86,940	3,581,928
Micron Technology, Inc. (1)	205,375	6,132,497
Microsemi Corp. (1)	95,180	4,454,424
MicroStrategy, Inc. (1)	938	179,786
MKS Instruments, Inc.	161,570	10,873,661
MoneyGram International, Inc. (1)	6,029	104,000
Monotype Imaging Holdings, Inc.	4,785	87,565
Motorola Solutions, Inc.	4,106	356,154

	Shares	Value
MTS Systems Corp.	3,739	193,680
Nanometrics, Inc. (1)	922	23,317
National Instruments Corp.	635	25,540
NCI, Inc. (1)	1,192	25,151
NCR Corp. (1)	408,100	16,666,804
NeoPhotonics Corp. (1)	7,262	56,063
NetApp, Inc.	35,992	1,441,480
NetEase, Inc. - ADR	15,890	4,777,011
NETGEAR, Inc. (1)	101,656	4,381,374
NetScout Systems, Inc. (1)	157,813	5,428,767
NeuStar, Inc. (1)	177	5,903
Nuance Communications, Inc. (1)	7,947	138,357
NVE Corp.	59	4,543
Oclaro, Inc. (1)	4,636	43,300
ON Semiconductor Corp. (1)	535,831	7,523,067
Park Electrochemical Corp.	4,249	78,267
PC Connection, Inc.	2,575	69,679
PCM, Inc. (1)	1,351	25,331
PDF Solutions, Inc. (1)	370	6,086
Perficient, Inc. (1)	7,440	138,682
Photronics, Inc. (1)	14,777	138,904
Plantronics, Inc.	23,000	1,203,130
Plexus Corp. (1)	7,497	394,117
Presidio, Inc. (1)	1,607	22,996
Progress Software Corp.	1,795	55,448
QAD, Inc.	742	23,781
Qorvo, Inc. (1)	1,679	106,314
Quantum Corp. (1)	4,894	38,222
QuinStreet, Inc. (1)	8,291	34,573
Radisys Corp. (1)	6,428	24,169
Rambus, Inc. (1)	18,247	208,563
RealNetworks, Inc. (1)	4,761	20,615
Rightside Group Ltd. (1)	2,524	26,805
Rocket Fuel, Inc. (1)	7,802	21,456
Rogers Corp. (1)	61,130	6,639,941
Rosetta Stone, Inc. (1)	3,007	32,415
Rubicon Project, Inc. (1)	10,102	51,924
Rudolph Technologies, Inc. (1)	733	16,749

	Shares	Value
Sabre Corp.	1,263	27,496
Sanmina Corp. (1)	71,879	2,738,590
ScanSource, Inc. (1)	5,591	225,317
Seagate Technology Plc	55,900	2,166,125
SecureWorks Corp. (1)	1,804	16,759
ServiceSource International, Inc. (1)	5,679	22,035
ShoreTel, Inc. (1)	15,022	87,128
Sigma Designs, Inc. (1)	8,255	48,292
Silver Spring Networks, Inc. (1)	7,055	79,580
Skyworks Solutions, Inc.	40,852	3,919,749
Sonus Networks, Inc. (1)	10,544	78,447
SS&C Technologies Holdings, Inc.	362	13,904
Stratasys Ltd. (1)	5,700	132,867
SunPower Corp. (1)	13,300	124,222
Super Micro Computer, Inc. (1)	6,887	169,765
Sykes Enterprises, Inc. (1)	8,164	273,739
Synchronoss Technologies, Inc. (1)	9,619	158,233
SYNNEX Corp.	5,184	621,873
Synopsys, Inc. (1)	3,826	279,030
TE Connectivity Ltd.	156,772	12,334,821
Tech Data Corp. (1)	7,266	733,866
TechTarget, Inc. (1)	2,807	29,109
Telenav, Inc. (1)	3,195	25,880
TeleTech Holdings, Inc.	143,951	5,873,201
Teradata Corp. (1)	3,577	105,486
Teradyne, Inc.	369	11,081
The Western Union Co.	111,000	2,114,550
TiVo Corp.	26,304	490,570
Trimble, Inc. (1)	1,565	55,824
TTM Technologies, Inc. (1)	121,632	2,111,532
Twitter, Inc. (1)	17,368	310,366
Unisys Corp. (1)	3,533	45,222
VASCO Data Security International, Inc. (1)	6,133	88,009
Veeco Instruments, Inc. (1)	10,490	292,146
VeriFone Systems, Inc. (1)	23,090	417,929
Verint Systems, Inc. (1)	11,720	477,004
Versum Materials, Inc.	2,738	88,985
ViaSat, Inc. (1)	11,227	743,227

	Shares	Value
Viavi Solutions, Inc. (1)	32,105	338,066
Virtusa Corp. (1)	1,803	53,008
Vishay Intertechnology, Inc.	104,322	1,731,745
Vishay Precision Group, Inc. (1)	2,261	39,115
Western Digital Corp.	55,421	4,910,301
WEX, Inc. (1)	218	22,731
Xcerra Corp. (1)	1,655	16,169
Xerox Corp.	60,233	1,730,494
Xilinx, Inc.	373	23,991
XO Group, Inc. (1)	1,355	23,875
Zillow Group, Inc. - Class A (1)	430	21,001
Zillow Group, Inc. - Class C (1)	936	45,873
Zynga, Inc. (1)	21,536	78,391

		451,152,083

Materials - 6.66%
AdvanSix, Inc. (1)	928	28,991
AgroFresh Solutions, Inc. (1)	4,704	33,775
AK Steel Holding Corp. (1)	70,407	462,574
Albemarle Corp.	2,485	262,267
Alcoa Corp. (1)	5,120	167,168
Allegheny Technologies, Inc.	24,126	410,383
American Vanguard Corp.	6,468	111,573
Ampco-Pittsburgh Corp.	1,782	26,284
AptarGroup, Inc.	1,297	112,657
Ashland Global Holdings, Inc.	1,715	113,036
Avery Dennison Corp.	117,343	10,369,601
Ball Corp.	4,288	180,996
Bemis, Inc.	2,555	118,169
Berry Global Group, Inc. (1)	167,995	9,577,395
Boise Cascade Co. (1)	6,976	212,070
Cabot Corp.	32,592	1,741,391
Calgon Carbon Corp.	10,472	158,127
Carpenter Technology Corp.	10,290	385,155
Celanese Corp.	54,456	5,170,053
Century Aluminum Co. (1)	10,457	162,920
CF Industries Holdings, Inc.	6,458	180,566
Clearwater Paper Corp. (1)	3,636	169,983
Cliffs Natural Resources, Inc. (1)	66,705	461,599

	Shares	Value
Coeur Mining, Inc. (1)	33,848	290,416
Commercial Metals Co.	25,893	503,101
Compass Minerals International, Inc.	690	45,057
Constellium (1)	1,241,925	8,569,283
Core Molding Technologies, Inc. (1)	1,572	33,971
Crown Holdings, Inc. (1)	417,741	24,922,428
Domtar Corp.	41,966	1,612,334
Eagle Materials, Inc.	71,339	6,593,150
Eastman Chemical Co.	73,935	6,209,801
Flotek Industries, Inc. (1)	11,046	98,751
FMC Corp.	45,457	3,320,634
Freeport-McMoRan, Inc. (1)	30,115	361,681
FutureFuel Corp.	5,453	82,286
GCP Applied Technologies, Inc. (1)	16,023	488,701
Gold Resource Corp.	11,251	45,904
Graphic Packaging Holding Co.	482,441	6,648,037
Greif, Inc. - Class A	850	47,413
Greif, Inc. - Class B	165	9,966
Handy & Harman Ltd. (1)	286	8,980
Hawkins, Inc.	1,735	80,417
Haynes International, Inc.	2,732	99,199
HB Fuller Co.	253,325	12,947,441
Hecla Mining Co.	87,934	448,463
Huntsman Corp.	156,569	4,045,743
Ingevity Corp. (1)	142,780	8,195,572
Innophos Holdings, Inc.	4,326	189,652
Innospec, Inc.	5,346	350,430
International Paper Co.	80,639	4,564,974
Intrepid Potash, Inc. (1)	20,410	46,127
Kaiser Aluminum Corp.	3,722	329,471
Klondex Mines Ltd. (1)	27,429	92,436
Kraton Corp. (1)	5,384	185,425
Louisiana-Pacific Corp. (1)	2,094	50,486
LSB Industries, Inc. (1)	4,915	50,772
Martin Marietta Materials, Inc.	178	39,619
Materion Corp.	4,418	165,233
Minerals Technologies, Inc.	113,373	8,298,904
Neenah Paper, Inc.	637	51,119

	Shares	Value
NewMarket Corp.	19	8,749
Newmont Mining Corp.	14,807	479,599
Nucor Corp.	8,850	512,149
Olin Corp.	4,566	138,258
Olympic Steel, Inc.	2,065	40,226
OMNOVA Solutions, Inc. (1)	3,506	34,183
Owens-Illinois, Inc. (1)	112,675	2,695,186
Packaging Corporation of America	124,125	13,826,284
PH Glatfelter Co.	302,928	5,919,213
Platform Specialty Products Corp. (1)	3,319	42,085
PolyOne Corp.	285,125	11,045,742
PPG Industries, Inc.	44,604	4,904,656
Ramaco Resources, Inc. (1)	1,591	9,626
Rayonier Advanced Materials, Inc.	3,657	57,488
Reliance Steel & Aluminum Co.	194,111	14,133,222
Royal Gold, Inc.	1,133	88,567
RPM International, Inc.	305	16,638
Ryerson Holding Corp. (1)	3,611	35,749
Schnitzer Steel Industries, Inc.	5,985	150,822
Schweitzer-Mauduit International, Inc.	33,806	1,258,597
Scotts Miracle-Gro Co.	105	9,393
Sealed Air Corp.	2,636	117,987
Sonoco Products Co.	2,714	139,554
Southern Copper Corp.	243	8,415
Steel Dynamics, Inc.	374,089	13,396,127
Stepan Co.	1,643	143,171
SunCoke Energy, Inc. (1)	14,250	155,325
Tahoe Resources, Inc.	9,014	77,701
The Mosaic Co.	9,731	222,159
TimkenSteel Corp. (1)	8,758	134,610
Trecora Resources (1)	4,235	47,644
Tredegar Corp.	5,798	88,420
Trinseo S.A.	42,543	2,922,704
Tronox Ltd.	14,640	221,357
UFP Technologies, Inc. (1)	1,360	38,488
United States Lime & Minerals, Inc.	325	25,503
United States Steel Corp.	4,879	108,021
Valhi, Inc.	5,392	16,068

	Shares	Value
Valvoline, Inc.	234,596	5,564,612
Verso Corp. (1)	7,624	35,757
Vulcan Materials Co.	277	35,090
Warrior Met Coal, Inc.	3,701	63,398
Westlake Chemical Corp.	493	32,642
WestRock Co.	113,114	6,409,039
Worthington Industries, Inc.	861	43,239

		216,193,573

Real Estate - 7.89%
Acadia Realty Trust	18,712	520,194
Agree Realty Corp.	5,659	259,578
Alexander & Baldwin, Inc.	292,132	12,088,422
Alexander’s, Inc.	51	21,494
Alexandria Real Estate Equities, Inc.	2,523	303,946
Altisource Residential Corp.	11,354	146,921
American Assets Trust, Inc.	111,541	4,393,600
American Campus Communities, Inc.	3,764	178,037
American Homes 4 Rent	163,491	3,689,992
Apartment Investment & Management Co.	4,323	185,759
Apple Hospitality REIT, Inc.	5,813	108,761
Armada Hoffler Properties, Inc.	1,639	21,225
Ashford Hospitality Prime, Inc.	5,207	53,580
Ashford Hospitality Trust, Inc.	18,743	113,957
AvalonBay Communities, Inc.	3,836	737,164
Bluerock Resident Growth REIT, Inc. - Class A	5,901	76,064
Boston Properties, Inc.	122,908	15,120,142
Brandywine Realty Trust	4,781	83,811
Brixmor Property Group, Inc.	8,314	148,654
Camden Property Trust	2,420	206,934
Care Capital Properties, Inc.	9,779	261,099
CareTrust REIT, Inc.	1,380	25,585
CatchMark Timber Trust, Inc.	9,134	103,854
CBL & Associates Properties, Inc.	129,552	1,092,123
CBRE Group, Inc. (1)	4,566	166,202
Cedar Realty Trust, Inc.	19,560	94,866
Chatham Lodging Trust	113,752	2,285,278
Chesapeake Lodging Trust	13,178	322,466
City Office REIT, Inc.	6,057	76,924

	Shares	Value
Clipper Realty, Inc.	3,117	38,464
Colony NorthStar, Inc.	14,905	210,011
Colony Starwood Homes	22,715	779,352
Columbia Property Trust, Inc.	3,389	75,846
Community Healthcare Trust, Inc.	2,525	64,615
Consolidated-Tomoka Land Co.	122	6,948
CoreCivic, Inc.	3,261	89,938
CorEnergy Infrastructure Trust, Inc.	2,919	98,049
Corporate Office Properties Trust	2,795	97,909
Cousins Properties, Inc.	93,889	825,284
CubeSmart	1,730	41,589
CyrusOne, Inc.	132,929	7,410,792
DCT Industrial Trust, Inc.	2,551	136,325
DDR Corp.	189,963	1,722,964
DiamondRock Hospitality Co.	258,264	2,827,991
Digital Realty Trust, Inc.	1,323	149,433
Douglas Emmett, Inc.	191,327	7,310,605
Duke Realty Corp.	9,850	275,307
Easterly Government Properties, Inc.	8,743	183,166
EastGroup Properties, Inc.	106,590	8,932,242
Education Realty Trust, Inc.	16,563	641,816
Empire State Realty Trust, Inc.	3,525	73,214
EPR Properties	1,784	128,216
Equity Commonwealth (1)	391,430	12,369,188
Equity Residential	88,269	5,810,748
Essex Property Trust, Inc.	18,675	4,804,517
Extra Space Storage, Inc.	512	39,936
Farmland Partners, Inc.	7,883	70,474
Federal Realty Investment Trust	1,247	157,608
FelCor Lodging Trust, Inc.	29,198	210,518
First Industrial Realty Trust, Inc.	20,339	582,102
First Potomac Realty Trust	13,205	146,708
Forest City Realty Trust, Inc.	6,334	153,093
Forestar Group, Inc. (1)	5,320	91,238
Four Corners Property Trust, Inc.	4,405	110,610
Franklin Street Properties Corp.	24,130	267,360
FRP Holdings, Inc. (1)	1,413	65,210
Gaming and Leisure Properties, Inc.	3,700	139,379

	Shares	Value
Getty Realty Corp.	56,047	1,406,780
GGP, Inc.	139,454	3,285,536
Gladstone Commercial Corp.	5,855	127,580
Global Medical REIT, Inc.	3,249	29,046
Global Net Lease, Inc.	15,313	340,561
Government Properties Income Trust	99,022	1,813,093
Gramercy Property Trust	28,967	860,610
Griffin Industrial Realty, Inc.	129	4,047
HCP, Inc.	13,124	419,443
Healthcare Realty Trust, Inc.	25,909	884,792
Healthcare Trust of America, Inc.	5,437	169,145
Hersha Hospitality Trust	9,159	169,533
Highwoods Properties, Inc.	2,862	145,132
Hospitality Properties Trust	120,308	3,506,978
Host Hotels & Resorts, Inc.	221,531	4,047,371
Hudson Pacific Properties, Inc.	3,879	132,623
Independence Realty Trust, Inc.	134,043	1,323,004
InfraREIT, Inc.	9,925	190,064
Investors Real Estate Trust	28,286	175,656
Invitation Homes, Inc.	2,540	54,940
Iron Mountain, Inc.	916	31,474
iStar, Inc. (1)	16,209	195,156
Jernigan Capital, Inc.	2,307	50,754
Jones Lang LaSalle, Inc.	1,274	159,250
Kennedy-Wilson Holdings, Inc.	492,010	9,372,790
Kilroy Realty Corp.	46,637	3,504,771
Kimco Realty Corp.	183,373	3,364,895
Kite Realty Group Trust	18,010	340,929
Lamar Advertising Co.	243	17,878
LaSalle Hotel Properties	113,681	3,387,694
Lexington Realty Trust	296,680	2,940,099
Liberty Property Trust	4,146	168,784
Life Storage, Inc.	1,268	93,959
LTC Properties, Inc.	5,391	277,043
Mack Cali Realty Corp.	104,354	2,832,168
MedEquities Realty Trust, Inc.	5,319	67,126
Medical Properties Trust, Inc.	138,924	1,787,952
Mid-America Apartment Communities, Inc.	3,173	334,371

	Shares	Value
Monmouth Real Estate Investment Corp.	13,467	202,678
Monogram Residential Trust, Inc.	37,489	364,018
National Health Investors, Inc.	4,953	392,278
National Retail Properties, Inc.	4,116	160,936
National Storage Affiliates Trust Co.	9,204	212,704
New Senior Investment Group, Inc.	17,174	172,599
NexPoint Residential Trust, Inc.	3,787	94,258
NorthStar Realty Europe Corp.	12,723	161,328
Omega Healthcare Investors, Inc.	129,688	4,282,298
One Liberty Properties, Inc.	3,636	85,191
Outfront Media, Inc.	3,463	80,065
Paramount Group, Inc.	5,510	88,160
Park Hotels & Resorts, Inc.	3,567	96,166
Parkway, Inc.	9,517	217,844
Pebblebrook Hotel Trust	331,945	10,701,907
Pennsylvania Real Estate Investment Trust	15,752	178,313
Physicians Realty Trust	427,734	8,614,563
Piedmont Office Realty Trust, Inc.	149,311	3,147,476
Preferred Apartment Communities, Inc.	7,283	114,707
Prologis, Inc.	14,693	861,598
QTS Realty Trust, Inc.	147,850	7,736,990
Quality Care Properties, Inc. (1)	21,372	391,321
RAIT Financial Trust	12,998	28,466
Ramco-Gershenson Properties Trust	17,372	224,099
Rayonier, Inc.	3,724	107,139
Re/Max Holdings, Inc.	3,962	222,070
Realogy Holdings Corp.	3,766	122,207
Realty Income Corp.	7,641	421,630
Regency Centers Corp.	150,303	9,414,980
Retail Opportunity Investments Corp.	22,071	423,542
Retail Properties of America, Inc.	6,561	80,110
Rexford Industrial Realty, Inc.	9,026	247,673
RLJ Lodging Trust	27,782	552,028
Sabra Health Care REIT, Inc.	139,897	3,371,518
Saul Centers, Inc.	406	23,540
Select Income REIT	155,302	3,731,907
Senior Housing Properties Trust	233,710	4,777,032
Seritage Growth Properties	5,722	240,038

	Shares	Value
SL Green Realty Corp.	148,534	15,714,897
Spirit Realty Capital, Inc.	13,400	99,294
STAG Industrial, Inc.	20,194	557,354
STORE Capital Corp.	4,722	106,009
Stratus Properties, Inc.	1,229	36,133
Summit Hotel Properties, Inc.	136,387	2,543,618
Sun Communities, Inc.	2,008	176,082
Sunstone Hotel Investors, Inc.	49,597	799,504
Tanger Factory Outlet Centers, Inc.	2,417	62,794
Taubman Centers, Inc.	856	50,975
Tejon Ranch Co. (1)	3,351	69,165
Terreno Realty Corp.	8,176	275,204
The GEO Group, Inc.	21,484	635,282
The Howard Hughes Corp. (1)	113,083	13,891,116
The Macerich Co.	3,843	223,125
The St. Joe Co. (1)	10,712	200,850
Tier REIT, Inc.	10,909	201,598
Transcontinental Realty Investors, Inc. (1)	331	8,901
UDR, Inc.	7,352	286,507
UMH Properties, Inc.	1,353	23,069
Uniti Group, Inc.	4,582	115,191
Urstadt Biddle Properties, Inc.	2,833	56,093
Ventas, Inc.	9,889	687,088
VEREIT, Inc.	27,064	220,301
Vornado Realty Trust	4,803	451,002
W.P. Carey, Inc.	2,969	195,984
Washington Prime Group, Inc.	321,118	2,687,758
Washington Real Estate Investment Trust	11,250	358,875
Weingarten Realty Investors	3,427	103,153
Welltower, Inc.	10,215	764,593
Weyerhaeuser Co.	20,690	693,115
Whitestone REIT	8,945	109,576
Xenia Hotels & Resorts, Inc.	161,077	3,120,061

		255,908,068

Telecommunication Services - 0.26%
ATN International, Inc.	2,350	160,834
CenturyLink, Inc.	14,973	357,555
Cincinnati Bell, Inc. (1)	9,467	185,080

	Shares	Value
Consolidated Communications Holdings, Inc.	3,381	72,590
FairPoint Communications, Inc. (1)	4,753	74,384
Frontier Communications Corp.	265,707	308,220
General Communication, Inc. (1)	385	14,106
Globalstar, Inc. (1)	34,647	73,798
Hawaiian Telcom Holdco, Inc. (1)	1,353	33,811
IDT Corp.	1,507	21,656
Intelsat S.A. (1)	8,549	26,160
Iridium Communications, Inc. (1)	18,860	208,403
Level 3 Communications, Inc. (1)	8,187	485,489
Lumos Networks Corp. (1)	1,294	23,124
ORBCOMM, Inc. (1)	1,432	16,182
pdvWireless, Inc. (1)	2,095	48,814
RingCentral, Inc. (1)	166,100	6,070,955
Spok Holdings, Inc.	4,493	79,526
Telephone & Data Systems, Inc.	2,868	79,587
United States Cellular Corp. (1)	399	15,290
Windstream Holdings, Inc.	42,823	166,153

		8,521,717

Utilities - 4.43%
AES Corp.	142,905	1,587,675
ALLETE, Inc.	11,491	823,675
Alliant Energy Corp.	164,711	6,616,441
Ameren Corp.	6,722	367,492
American Electric Power Co., Inc.	150,716	10,470,241
American States Water Co.	2,518	119,378
American Water Works Co., Inc.	4,983	388,425
Aqua America, Inc.	4,926	164,036
AquaVenture Holdings Ltd. (1)	2,467	37,572
Artesian Resources Corp.	1,710	64,364
Atlantic Power Corp. (1)	7,467	17,921
Atlantica Yield Plc	629,050	13,436,508
Atmos Energy Corp.	2,855	236,822
Avangrid, Inc.	1,609	71,037
Avista Corp.	14,427	612,570
Black Hills Corp.	12,010	810,315
Cadiz, Inc. (1)	4,440	59,940
California Water Service Group	4,089	150,475

	Shares	Value
Calpine Corp. (1)	9,956	134,705
CenterPoint Energy, Inc.	11,959	327,437
Chesapeake Utilities Corp.	3,076	230,546
CMS Energy Corp.	7,747	358,299
Connecticut Water Services, Inc.	2,392	132,780
Consolidated Edison, Inc.	8,530	689,395
Consolidated Water Co., Inc.	3,121	38,700
Delta Natural Gas Co, Inc.	1,434	43,694
DTE Energy Co.	4,987	527,575
Dynegy, Inc. (1)	24,976	206,552
Edison International	174,965	13,680,513
El Paso Electric Co.	9,137	472,383
Entergy Corp.	84,778	6,508,407
Eversource Energy	8,845	536,980
Exelon Corp.	88,500	3,192,195
FirstEnergy Corp.	250,113	7,293,295
Genie Energy Ltd.	2,692	20,513
Great Plains Energy, Inc.	90,863	2,660,469
Hawaiian Electric Industries, Inc.	2,997	97,043
IDACORP, Inc.	11,324	966,503
MDU Resources Group, Inc.	5,379	140,930
MGE Energy, Inc.	71,906	4,627,151
Middlesex Water Co.	397	15,721
National Fuel Gas Co.	64,054	3,576,775
New Jersey Resources Corp.	17,760	705,072
NiSource, Inc.	8,995	228,113
Northwest Natural Gas Co.	6,343	379,629
NorthWestern Corp.	10,804	659,260
NRG Energy, Inc.	6,659	114,668
NRG Yield, Inc. - Class A	8,271	141,103
NRG Yield, Inc. - Class C	14,103	248,213
OGE Energy Corp.	5,526	192,250
ONE Gas, Inc.	69,108	4,824,429
Ormat Technologies, Inc.	4,656	273,214
Otter Tail Corp.	8,806	348,718
Pattern Energy Group, Inc.	12,671	302,077
PG&E Corp.	148,569	9,860,525
Pinnacle West Capital Corp.	95,064	8,095,650

	Shares	Value
PNM Resources, Inc.	17,884	684,063
Portland General Electric Co.	247,823	11,323,033
PPL Corp.	19,095	738,213
Public Service Enterprise Group, Inc.	212,297	9,130,894
RGC Resources, Inc.	700	19,831
SCANA Corp.	100,145	6,710,716
Sempra Energy	6,997	788,912
SJW Group	3,579	176,015
South Jersey Industries, Inc.	17,891	611,335
Southwest Gas Holdings, Inc.	9,552	697,869
Spark Energy, Inc.	360	6,768
Spire, Inc.	10,615	740,396
TerraForm Global, Inc. (1)	20,295	102,490
TerraForm Power, Inc. (1)	18,183	218,196
UGI Corp.	4,788	231,787
Unitil Corp.	3,098	149,664
Vectren Corp.	2,303	134,587
Vistra Energy Corp.	6,684	112,224
WEC Energy Group, Inc.	8,812	540,881
Westar Energy, Inc.	3,928	208,263
WGL Holdings, Inc.	11,461	956,191
Xcel Energy, Inc.	14,161	649,707
York Water Co.	186	6,482

		143,824,886

Total Common Stocks (Cost $2,802,044,431)		$3,139,907,505

SHORT-TERM INVESTMENTS - 3.29%
Money Market Funds - 3.29%
Goldman Sachs Financial Square Government Fund - Class I, 0.86% (2)	53,371,008	$53,371,008
JPMorgan U.S. Government Money Market Fund - Class I, 0.85% (2)	53,371,008	53,371,008

Total Short-Term Investments (Cost $106,742,016)		$106,742,016

TOTAL INVESTMENTS IN SECURITIES - 100.05%
(Cost $2,908,786,447)		3,246,649,521
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(1,484,923)

TOTAL NET ASSETS - 100.00%		$3,245,164,598

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $34,135 or 0.00% of the Fund’s net assets.
(4)	Security is treated as illiquid by the Fund. The value of this security totals $34,135, which represents 0.00% of the total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2017

	Shares	Value
Common Stocks - 94.79%
Australia - 2.36%
AGL Energy	12,509	$245,132
Alumina Ltd.	46,991	69,213
Amcor Ltd.	22,185	276,374
AMP Ltd.	54,948	219,255
APA Group	19,535	137,648
Aristocrat Leisure Ltd.	9,696	168,099
ASX Ltd.	3,538	145,769
Aurizon Holdings Ltd.	40,473	166,705
AusNet Services	37,695	50,260
Australia & New Zealand Banking Group Ltd.	54,669	1,206,634
Bank of Queensland Ltd.	7,045	61,983
Bendigo & Adelaide Bank Ltd.	8,308	70,722
BHP Billiton Ltd.	60,295	1,074,691
BHP Billiton Plc	39,372	603,210
BlueScope Steel Ltd.	10,013	101,372
Boral Ltd.	20,340	108,600
Brambles Ltd.	1,515,850	11,334,876
Caltex Australia Ltd.	4,915	119,352
Challenger Ltd.	13,087	134,213
CIMIC Group Ltd.	1,705	50,873
Coca-Cola Amatil Ltd.	10,790	76,567
Cochlear Ltd.	173,632	20,738,092
Commonwealth Bank of Australia	31,793	2,022,548
Computershare Ltd.	7,806	84,833
Crown Resorts Ltd.	7,006	66,123
CSL Ltd.	347,295	36,858,246
Dexus Property Group	18,322	133,395
Domino’s Pizza Enterprises Ltd.	1,093	43,737
Flight Centre Travel Group Ltd.	961	28,287
Fortescue Metals Group Ltd.	28,165	112,747

	Shares	Value
Goodman Group	31,397	189,756
GPT Group	32,060	117,917
Harvey Norman Holdings Ltd.	10,932	32,102
Healthscope Ltd.	30,584	51,977
Incitec Pivot Ltd.	29,503	77,385
Insurance Australia Group Ltd.	43,754	228,030
LendLease Group	10,452	133,771
Macquarie Group Ltd.	5,899	401,154
Medibank Private Ltd.	49,995	107,645
Mesoblast Ltd. (1)	847,391	1,354,652
Mirvac Group	64,639	105,700
National Australia Bank Ltd.	49,851	1,134,031
Newcrest Mining Ltd.	13,735	213,163
Oil Search Ltd.	24,276	127,123
Orica Ltd.	6,581	104,578
Origin Energy Ltd. (1)	36,993	195,053
Qantas Airways Ltd.	10,526	46,267
QBE Insurance Group Ltd.	1,431,312	12,991,247
Ramsay Health Care Ltd.	2,606	147,452
REA Group Ltd.	980	50,000
Santos Ltd. (1)	31,810	73,985
Scentre Group	98,202	305,319
Seek Ltd.	851,707	11,068,337
Sonic Healthcare Ltd.	7,087	131,951
South32 Ltd.	99,337	204,585
Stockland	45,159	151,865
Suncorp Group Ltd.	24,736	281,742
Sydney Airport	19,432	105,852
Tabcorp Holdings Ltd.	14,556	48,886
Tatts Group Ltd.	26,570	85,355
Telstra Corp. Ltd.	77,844	257,206
TPG Telecom Ltd.	7,785	34,106
Transurban Group	39,675	361,336
Treasury Wine Estates Ltd.	1,104,934	11,173,007
Vicinity Centres	59,410	117,229
Wesfarmers Ltd.	20,489	631,777
Westfield Corp.	34,741	214,272

	Shares	Value
Westpac Banking Corp.	62,526	1,463,977
Woodside Petroleum Ltd.	13,682	313,851
Woolworths Ltd.	22,750	446,559

		121,789,756

Austria - 0.01%
Andritz AG	1,322	79,760
Erste Group Bank AG	5,595	214,316
OMV AG	2,780	144,401
Raiffeisen Bank International AG (1)	2,578	65,073
voestalpine AG	2,104	98,067

		601,617

Belgium - 0.84%
Ageas	3,409	137,285
Anheuser-Busch InBev SA/NV	234,036	25,848,984
Colruyt SA	1,005	52,932
Groupe Bruxelles Lambert SA	1,411	135,813
KBC Groep NV	53,977	4,092,493
Proximus	2,680	93,799
Solvay SA	93,055	12,489,049
Telenet Group Holding NV (1)	1,090	68,665
UCB SA	2,256	155,160
Umicore SA	1,673	116,376

		43,190,556

Bermuda - 0.10%
XL Group Ltd.	116,869	5,118,862

Brazil - 1.00%
Ambev SA - ADR	3,408,205	18,711,045
Kroton Educacional SA	1,746,024	7,821,243
Raia Drogasil SA	1,175,200	25,008,784

		51,541,072

Canada - 1.09%
Cameco Corp.	909,377	8,275,331
Canadian Pacific Railway Ltd.	175,405	28,206,878
First Quantum Minerals Ltd.	494,215	4,180,705
Lululemon Athletica, Inc. (1)	152,215	9,082,669
Lundin Mining Corp. (1)	721,609	4,101,063
Shopify, Inc. (1)	28,104	2,442,238

	Shares	Value

		56,288,884

Chile - 0.18%
Antofagasta Plc	902,859	9,419,559

China - 4.59%
Alibaba Group Holding Ltd. - ADR (1)	194,724	27,436,611
Baidu, Inc. - ADR (1)	244,456	43,723,400
China Shenhua Energy Co. Ltd.	460,000	1,023,442
Ctrip.com International Ltd. - ADR (1)	712,295	38,364,209
JD.com, Inc. - ADR (1)	275,536	10,806,522
Lenovo Group Ltd.	43,154,000	27,235,867
NetEase, Inc. - ADR	27,865	8,377,055
Shanghai Fosun Pharmaceutical Group Ltd.	4,614,000	17,884,772
Tencent Holdings Ltd.	1,354,116	48,578,858
Tsingtao Brewery Co. Ltd.	2,999,000	13,270,997
Yangzijiang Shipbuilding Holdings Ltd.	40,200	34,738

		236,736,471

Denmark - 2.29%
A.P. Moller-Maersk A/S - Class A	66	125,934
A.P. Moller-Maersk A/S - Class B	122	245,648
Carlsberg A/S	154,341	16,493,718
CHR Hansen Holding A/S	267,966	19,488,306
Coloplast A/S	266,043	22,237,302
Danske Bank A/S	141,175	5,431,438
DONG Energy A/S (2)	2,895	130,669
DSV A/S	3,536	217,196
Genmab A/S (1)	1,064	226,866
H Lundbeck A/S	1,209	67,870
ISS A/S	3,067	120,475
Novo Nordisk A/S - Class B	476,428	20,470,817
Novozymes A/S	735,699	32,186,187
Pandora A/S	1,975	184,316
TDC A/S	14,966	87,033
Tryg A/S	2,538	55,504
Vestas Wind Systems A/S	3,993	368,823
William Demant Holding A/S (1)	2,001	51,774

		118,189,876

Finland - 0.85%

	Shares	Value
Elisa OYJ	2,861	110,985
Fortum OYJ	8,566	134,432
Kone OYJ	248,633	12,649,258
Metso OYJ	2,451	85,045
Neste OYJ	2,566	101,257
Nokia OYJ	4,810,990	29,499,742
Nokian Renkaat OYJ	2,021	83,656
Orion OYJ - Class B	1,813	115,816
Sampo OYJ	8,224	421,938
Stora Enso OYJ	9,429	121,842
UPM-Kymmene OYJ	9,821	280,044
Wartsila OYJ Abp	2,732	161,564

		43,765,579

France - 7.10%
Accor SA	353,556	16,585,066
Aeroports de Paris	507	81,725
Air Liquide SA	7,310	903,489
Airbus SE	10,557	871,224
Alstom	2,772	96,814
Arkema SA	1,197	127,830
Atos SE	1,752	245,825
AXA SA	35,967	984,899
BNP Paribas SA	414,444	29,837,017
Bollore SA	20,148	91,609
Bouygues SA	233,687	9,845,310
Bureau Veritas SA	4,753	105,210
Capgemini SE	2,914	301,024
Carrefour SA	10,649	269,228
Casino Guichard Perrachon SA	910	53,894
Christian Dior SE (1)	231	66,052
Cie de Saint-Gobain	379,195	20,250,970
CNP Assurances	3,048	68,416
Credit Agricole SA	458,940	7,392,784
Danone SA	162,666	12,209,345
Dassault Aviation SA	47	65,683
Dassault Systemes	2,354	211,133
Edenred	4,113	107,288

	Shares	Value
Eiffage SA	1,294	117,548
Electricite de France SA	11,206	121,417
Engie	31,819	480,269
Essilor International SA	146,781	18,672,451
Eurazeo SA	768	57,658
Eutelsat Communications SA	3,014	76,902
Faurecia	94,600	4,797,294
Fonciere Des Regions	628	58,253
Gecina SA	712	111,755
Groupe Eurotunnel SE	8,374	89,347
Hermes International	35,810	17,689,315
ICADE	667	55,955
Iliad SA	37,095	8,766,615
Imerys SA	784	68,243
Ingenico Group	1,131	102,568
Ipsen SA	658	90,039
JCDecaux SA	1,289	42,262
Kering	1,373	467,524
Klepierre	3,849	157,755
Lagardere SCA	2,245	70,839
Legrand SA	147,962	10,339,820
L’Oreal SA	4,564	951,662
LVMH Moet Hennessy Louis Vuitton SE	103,005	25,757,011
Michelin	3,151	419,380
Natixis SA	17,943	120,446
Orange SA	36,811	585,845
Pernod Ricard SA	3,847	515,142
Peugeot SA	8,519	169,781
Publicis Groupe SA	169,280	12,616,981
Remy Cointreau SA	394	45,926
Renault SA	3,303	298,841
Rexel SA	5,295	86,533
Safran SA	149,464	13,706,819
Sanofi SA	776,755	74,428,797
Schneider Electric SE	172,060	13,222,750
SCOR SE	3,035	120,574
SEB SA	401	71,975

	Shares	Value
Societe BIC SA	501	59,490
Societe Generale SA	14,257	768,820
Sodexo SA	1,684	217,645
Suez Environnement Co.	6,435	119,154
Thales SA	1,906	205,132
TOTAL SA	890,819	44,226,597
Unibail-Rodamco SE	1,818	458,095
Valeo SA	4,404	296,297
Vallourec SA (1)	822,800	5,007,640
Veolia Environnement SA	9,604	203,188
Vinci SA	92,596	7,898,593
Vivendi SA	19,202	427,581
Wendel SA	654	96,733
Zodiac Aerospace	4,488	121,932

		366,431,024

Germany - 5.90%
Adidas AG	175,001	33,556,303
Allianz SE	110,696	21,845,031
Axel Springer SE	1,088	65,444
BASF SE	17,121	1,588,988
Bayer AG	272,141	35,272,320
Bayer Motoren Werke AG	6,292	585,203
Beiersdorf AG	51,202	5,385,519
Brenntag AG	263,565	15,285,256
Commerzbank AG (1)	2,676,873	31,964,427
Continental AG	36,015	7,791,139
Covestro AG (2)	1,984	143,828
Daimler AG	308,748	22,393,127
Deutsche Bank AG	38,387	682,514
Deutsche Boerse AG	78,298	8,270,644
Deutsche Lufthansa AG	4,634	105,607
Deutsche Post AG	18,677	701,103
Deutsche Telekom AG	811,041	14,619,024
Deutsche Wohnen AG	6,593	252,627
E.ON SE	1,620,213	15,294,791
Evonik Industries AG	2,985	95,537
Fraport AG Frankfurt Airport Services Worldwide	728	64,423

	Shares	Value
Fresenius Medical Care AG & Co. KGaA	162,847	15,714,228
Fresenius SE & Co. KGaA	7,792	668,968
GEA Group AG	3,223	132,340
Hannover Rueck SE	1,158	139,092
HeidelbergCement AG	2,750	266,582
Henkel AG & Co. KGaA	1,936	234,516
HOCHTIEF AG	318	58,378
HUGO BOSS AG	1,108	77,674
Infineon Technologies AG	498,458	10,587,556
Innogy SE (2)	2,727	107,325
K&S AG	3,907	100,351
LANXESS AG	1,626	123,316
Linde AG	3,376	642,634
MAN SE	739	79,254
Merck KGaA	2,403	290,761
METRO AG	3,092	104,455
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,915	589,860
OSRAM Licht AG	1,476	117,818
ProSiebenSat.1 Media SE	4,375	183,529
RWE AG (1)	9,588	191,528
SAP SE	257,199	26,921,424
Siemens AG	85,522	11,763,914
Symrise AG	2,301	163,257
Telefonica Deutschland Holding AG	13,563	67,829
ThyssenKrupp AG	6,736	191,976
TUI AG	7,700	112,250
United Internet AG	2,231	122,781
Volkswagen AG	683	106,081
Vonovia SE	8,810	350,517
Zalando SE (1)(2)	411,057	18,796,449

		304,969,498

Hong Kong - 3.56%
1st Pacific Co.	36,000	26,549
AIA Group Ltd.	4,031,600	29,496,641
ASM Pacific Technology Ltd.	4,800	64,765
Bank Of East Asia Ltd.	21,400	91,977
BOC Hong Kong Holdings Ltd.	69,000	330,214

	Shares	Value
Cheung Kong Property Holdings Ltd.	49,000	383,439
China Mobile Ltd.	2,489,500	26,393,189
CK Hutchison Holdings Ltd.	2,647,500	33,224,922
CK Infrastructure Holdings Ltd.	12,000	100,803
CLP Holdings Ltd.	32,000	338,379
Galaxy Entertainment Group Ltd.	6,345,000	38,509,739
Hang Lung Group Ltd.	16,000	66,202
Hang Lung Properties Ltd.	37,000	92,468
Hang Seng Bank Ltd.	14,000	292,883
Henderson Land Development Co. Ltd.	22,800	127,131
HK Electric Investments & HK Electric Investments Ltd. (2)	53,500	49,189
HKT Trust & HKT Ltd.	66,000	86,563
Hong Kong & China Gas Co. Ltd.	153,010	287,763
Hong Kong Exchanges & Clearing Ltd.	20,599	532,163
Hongkong Land Holdings Ltd.	20,600	151,600
Hysan Development Co. Ltd.	12,000	57,269
Jardine Matheson Holdings Ltd.	264,400	16,973,417
Jardine Strategic Holdings Ltd.	3,900	162,581
Kerry Properties Ltd.	11,000	37,349
Li & Fung Ltd.	106,000	38,552
Link Real Estate Investment Trust	40,500	308,085
Melco Crown Entertainment Ltd. - ADR	4,377	98,264
MTR Corp. Ltd.	26,250	147,717
New World Development Co. Ltd.	102,413	129,818
NWS Holdings Ltd.	24,613	48,406
PAX Global Technology Ltd.	5,094,000	3,270,222
PCCW Ltd.	68,000	38,645
Power Assets Holdings Ltd.	26,500	233,915
Shangri-La Asia Ltd.	22,000	37,312
Sino Land Co. Ltd.	62,490	102,383
SJM Holdings Ltd.	45,000	47,415
Sun Hung Kai Properties Ltd.	27,000	396,635
Swire Pacific Ltd. - Class A	2,749,000	26,834,796
Swire Properties Ltd.	22,000	72,521
Techtronic Industries Co. Ltd.	24,000	110,280
WH Group Ltd. (2)	3,607,000	3,642,246
Wharf Holdings Ltd.	23,000	190,318

	Shares	Value
Wheelock & Co. Ltd.	14,000	105,596
Yue Yuen Industrial Holdings Ltd.	12,000	49,770

		183,780,091

India - 1.00%
Asian Paints Ltd.	492,755	8,398,196
HDFC Bank Ltd. - ADR	294,048	25,573,355
Mahindra & Mahindra Ltd. - GDR	588,497	12,587,571
MakeMyTrip Ltd. (1)	146,500	4,915,075

		51,474,197

Indonesia - 0.45%
Bank Mandiri Persero Tbk PT	24,332,300	23,323,019

Ireland - 1.67%
Accenture Plc	219,664	27,168,043
AerCap Holdings NV (1)	2,888	134,090
Bank Of Ireland (1)	497,720	130,751
CRH Plc	15,784	559,439
DCC Plc	1,790	163,014
ICON Plc (1)	177,114	17,319,978
James Hardie Industries Plc	8,244	129,924
Kerry Group Plc	2,995	258,023
Medtronic Plc	217,160	19,272,950
Paddy Power Plc	1,448	154,509
Perrigo Co. Plc	206,705	15,610,362
Ryanair Holdings Plc - ADR (1)	51,908	5,585,820

		86,486,903

Israel - 0.03%
Azrieli Group	857	47,606
Bank Hapoalim BM	20,458	137,952
Bank Leumi Le-Israel BM	25,304	122,940
Bezeq The Israeli telecommunication Corp. Ltd.	41,995	69,661
Check Point Software Technologies Ltd. (1)	2,422	264,192
Elbit Systems Ltd.	409	50,452
Frutarom Industries Ltd.	643	44,890
Israel Chemicals Ltd.	10,140	47,833
Mizrahi Tefahot Bank Ltd.	2,939	53,437
Mobileye NV (1)	3,718	233,490
NICE-Systems Ltd.	1,055	83,119

	Shares	Value
Taro Pharmaceutical Industries Ltd. (1)	221	24,765
Teva Pharmaceutical Industries Ltd. - ADR	16,773	557,199

		1,737,536

Italy - 1.92%
Assicurazioni Generali SpA	23,019	379,956
Atlantia SpA	8,591	241,660
Enel SpA	6,515,683	34,946,919
Eni SpA	2,458,652	36,948,392
Ferrari NV	2,229	191,808
Intesa Sanpaolo SpA	233,837	743,793
Intesa Sanpaolo SpA - Savings Share	19,810	58,936
Leonardo SpA	6,967	115,999
Luxottica Group SpA	256,816	14,948,784
Mediobanca SpA	9,926	98,199
Poste Italiane SpA (2)	10,646	73,000
Prysmian SpA	3,792	111,840
Recordati SpA	1,828	74,129
Saipem SpA (1)	11,480	42,513
Snam SpA	47,785	208,542
Telecom Italia SpA (1)	4,812,044	4,451,979
Telecom Italia SpA - Savings Share	112,690	83,394
Terna Rete Elettrica Nazionale SpA	27,517	148,623
UniCredit SpA (1)	270,757	5,071,629
UnipolSai Assicurazioni SpA	22,412	49,169

		98,989,264

Japan - 16.96%
ABC-Mart, Inc.	700	41,253
Acom Co. Ltd.	7,700	35,245
Aeon Co. Ltd.	10,800	164,264
Aeon Financial Service Co. Ltd.	2,400	50,933
Aeon Mall Co. Ltd.	1,800	35,563
Air Water, Inc.	2,500	46,139
Aisin Seiki Co.	3,100	159,361
Ajinomoto Co., Inc.	9,565	206,835
Alfresa Holdings Corp.	3,300	63,799
Alps Electric Co.	3,500	101,669
Amada Holdings Co.	6,000	69,598

	Shares	Value
ANA Holdings, Inc.	22,000	76,604
Aozora Bank	24,000	91,629
Asahi Glass Co. Ltd.	4,000	168,931
Asahi Group Holdings Ltd.	7,400	278,686
Asahi Kasei Corp.	23,000	248,131
Asics Corp.	3,000	55,754
Astellas Pharma, Inc.	39,000	478,011
Bandai Namco Holdings	3,400	116,169
Bank of Kyoto Ltd.	5,000	47,380
Benesse Holdings, Inc.	1,300	49,145
Bridgestone Corp.	11,900	514,456
Brother Industries Ltd.	4,300	99,601
Calbee, Inc.	1,400	55,066
Canon, Inc.	593,400	20,184,689
Casio Computer Co. Ltd.	3,400	52,401
Central Japan Railway Co.	2,700	440,955
Chiba Bank Ltd.	14,000	101,884
Chubu Electric Power Co., Inc.	11,800	156,924
Chugai Pharmaceutical Co. Ltd.	4,200	157,357
Chugoku Bank Ltd.	2,800	42,038
Chugoku Electric Power Co., Inc.	4,900	54,103
Coca-Cola Bottlers Japan, Inc.	2,200	63,702
Concordia Financial Group Ltd.	23,800	120,628
Credit Saison Co. Ltd.	2,400	46,994
CYBERDYNE, Inc.	1,700	22,653
Dai Nippon Printing Co. Ltd.	11,000	122,539
Daicel Corp.	4,800	59,994
Dai-ichi Life Holdings, Inc.	298,700	5,421,828
Daiichi Sankyo Co. Ltd.	10,200	240,750
Daikin Industries Ltd.	4,600	471,923
Daito Trust Construction Co. Ltd.	1,300	202,534
Daiwa House Industry Co. Ltd.	11,000	376,481
Daiwa House REIT Investment Corp.	26	61,714
Daiwa Securities Group, Inc.	32,000	190,551
DeNA Co. Ltd.	1,900	42,703
Denso Corp.	192,900	8,186,317
Dentsu, Inc.	4,000	191,892

	Shares	Value
Disco Corp.	500	80,196
Don Quijote Holdings Co. Ltd.	2,000	75,990
East Japan Railway Co.	384,800	36,862,389
Eisai Co. Ltd.	5,000	276,638
Electric Power Development Co. Ltd.	2,800	69,351
FamilyMart UNY Holdings Co. Ltd.	1,450	83,036
FANUC Corp.	3,600	696,765
Fast Retailing Co. Ltd.	1,000	334,425
Fuji Electric Co. Ltd.	9,000	47,603
FUJIFILM Holdings Corp.	7,500	270,431
Fujitsu Ltd.	1,818,000	13,446,413
Fukuoka Financial Group, Inc.	15,000	71,568
Hachijuni Bank Ltd.	7,700	49,061
Hakuhodo DY Holdings, Inc.	4,100	54,603
Hamamatsu Photonics KK	2,400	73,961
Hankyu Hanshin Holdings, Inc.	4,500	162,114
Hikari Tsushin, Inc.	300	31,607
Hino Motors Ltd.	5,355	59,792
Hirose Electric Co. Ltd.	600	85,863
Hiroshima Bank Ltd.	8,000	35,611
Hisamitsu Pharmaceutical Co., Inc.	1,000	47,944
Hitachi Chemical Co. Ltd.	1,900	56,963
Hitachi Construction Machinery Co. Ltd.	2,000	50,312
Hitachi High-Technologies Corp.	1,480	57,636
Hitachi Ltd.	89,000	548,747
Hitachi Metals Ltd.	3,800	53,019
Honda Motor Co. Ltd.	1,544,600	42,319,078
Hoshizaki Corp.	900	81,658
Hoya Corp.	7,000	364,430
Hulic Co. Ltd.	5,000	51,204
Idemitsu Kosan Co. Ltd.	1,800	51,208
IHI Corp.	27,000	92,269
Iida Group Holdings Co. Ltd.	148,000	2,470,342
Inpex Corp.	941,000	9,085,792
Isetan Mitsukoshi Holdings Ltd.	6,600	66,397
Isuzu Motors Ltd.	974,500	12,100,722
ITOCHU Corp.	186,300	2,773,807

	Shares	Value
J Front Retailing Co. Ltd.	4,100	63,183
Japan Airlines Co. Ltd.	2,000	61,951
Japan Airport Terminal Co. Ltd.	1,000	38,390
Japan Exchange Group, Inc.	1,146,400	20,844,790
Japan Post Bank Co.	7,600	97,562
Japan Post Holdings Co.	8,100	100,759
Japan Prime Realty Investment Corp.	14	48,498
Japan Real Estate Investment Corp.	24	119,302
Japan Retail Fund Investment Corp.	53	97,805
Japan Tobacco, Inc.	1,231,700	43,291,922
JFE Holdings, Inc.	9,200	160,187
JGC Corp.	4,600	74,931
JSR Corp.	3,300	57,127
JTEKT Corp.	5,200	76,520
JXTG Holdings, Inc.	59,550	260,562
Kajima Corp.	16,000	135,226
Kakaku.com, Inc.	745,300	10,713,636
Kamigumi Co. Ltd.	5,000	52,559
Kaneka Corp.	6,000	45,921
Kansai Electric Power Co., Inc.	12,300	169,610
Kansai Paint Co. Ltd.	4,500	103,888
Kao Corp.	354,800	21,095,820
Kawasaki Heavy Industries Ltd.	29,750	88,555
KDDI Corp.	34,300	907,154
Keihan Electric Railway Co. Ltd.	9,000	57,272
Keikyu Corp.	8,000	96,483
Keio Corp.	11,000	92,205
Keisei Electric Railway Co. Ltd.	2,700	72,261
Keyence Corp.	64,054	28,198,356
Kikkoman Corp.	2,600	83,169
Kintetsu Group Holdings Co. Ltd.	34,000	131,175
Kirin Holdings Co. Ltd.	16,500	336,577
Kobe Steel Ltd.	5,155	53,154
Koito Manufacturing Co. Ltd.	2,100	108,592
Komatsu Ltd.	16,800	431,213
Konami Holdings Corp.	1,700	94,632
Konica Minolta, Inc.	8,800	73,417

	Shares	Value
Kose Corp.	600	65,802
Kubota Corp.	19,100	322,843
Kuraray Co. Ltd.	6,500	118,359
Kurita Water Industries Ltd.	1,815	49,648
Kyocera Corp.	6,000	348,724
Kyowa Hakko Kirin Co. Ltd.	4,600	85,555
Kyushu Electric Power Co., Inc.	7,800	94,799
Kyushu Financial Group, Inc.	8,100	51,326
Kyushu Railway Co.	2,800	90,816
Lawson, Inc.	1,045	73,132
LINE Corp.	600	20,830
Lion Corp.	4,000	82,967
LIXIL Group Corp.	4,700	117,806
M3, Inc.	3,900	107,587
Mabuchi Motor Co. Ltd.	1,000	49,983
Makita Corp.	3,900	144,433
Marubeni Corp.	30,700	198,895
Marui Group Co. Ltd.	3,500	51,715
Maruichi Steel Tube Ltd.	900	26,185
Mazda Motor Corp.	10,000	140,489
McDonald’s Holdings Co. Japan Ltd.	1,050	40,280
Mebuki Financial Group, Inc.	17,540	65,490
Medipal Holdings Corp.	2,740	50,805
MEIJI Holdings Co. Ltd.	2,300	186,505
Minebea Co. Ltd.	7,100	114,821
Miraca Holdings, Inc.	1,000	45,039
MISUMI Group, Inc.	5,000	114,598
Mitsubishi Chemical Holdings Corp.	25,500	212,460
Mitsubishi Corp.	1,339,500	28,157,657
Mitsubishi Electric Corp.	1,113,000	16,096,878
Mitsubishi Estate Co. Ltd.	22,700	424,327
Mitsubishi Gas Chemical Co., Inc.	3,200	67,966
Mitsubishi Heavy Industries Ltd.	58,400	240,442
Mitsubishi Materials Corp.	2,200	66,762
Mitsubishi Motors Corp.	13,500	89,278
Mitsubishi Tanabe Pharma Corp.	4,290	99,237
Mitsubishi UFJ Financial Group, Inc.	1,390,000	9,375,617

	Shares	Value
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,100	38,954
Mitsui & Co. Ltd.	31,100	445,223
Mitsui Chemicals, Inc.	16,500	87,869
Mitsui Fudosan Co. Ltd.	16,400	392,920
Mitsui OSK Lines Ltd.	20,000	59,058
Mixi, Inc.	775	43,128
Mizuho Financial Group, Inc.	450,300	825,613
MS&AD Insurance Group Holdings, Inc.	653,940	22,056,545
Murata Manufacturing Co. Ltd.	3,500	534,331
Nabtesco Corp.	2,000	58,328
Nagoya Railroad Co. Ltd.	16,500	76,991
NEC Corp.	52,000	138,237
Nexon Co. Ltd.	4,500	89,261
NGK Insulators Ltd.	4,900	98,236
NGK Spark Plug Co. Ltd.	2,900	62,119
NH Foods Ltd.	3,300	100,386
Nidec Corp.	4,400	452,056
Nikon Corp.	6,300	100,984
Nintendo Co. Ltd.	2,100	703,063
Nippon Building Fund, Inc.	26	132,662
Nippon Electric Glass Co. Ltd.	1,400	51,069
Nippon Express Co. Ltd.	16,000	100,403
Nippon Paint Holdings Co. Ltd.	2,800	106,525
Nippon Prologis Real Estate Investment Trust, Inc.	31	65,984
Nippon Steel & Sumitomo Metal Corp.	13,900	314,984
Nippon Telegraph & Telephone Corp.	407,200	19,221,511
Nippon Yusen KK	28,000	52,346
Nissan Chemical Industries Ltd.	2,400	79,529
Nissan Motor Co. Ltd.	44,200	441,334
Nisshin Seifun Group, Inc.	4,400	72,334
Nissin Foods Holdings Co. Ltd.	1,100	68,783
Nitori Holdings Co. Ltd.	1,500	200,795
Nitto Denko Corp.	3,000	247,744
NOK Corp.	1,500	31,844
Nomura Holdings, Inc.	5,370,800	32,388,309
Nomura Real Estate Holdings, Inc.	2,200	43,295
Nomura Real Estate Master Fund, Inc.	66	90,191

	Shares	Value
Nomura Research Institute Ltd.	2,348	92,761
NSK Ltd.	7,800	98,153
NTT Data Corp.	11,500	128,301
NTT DOCOMO, Inc.	25,100	593,632
Obayashi Corp.	12,500	147,277
Obic Co. Ltd.	1,100	67,734
Odakyu Electric Railway Co. Ltd.	5,200	105,096
Oji Holdings Corp.	14,850	76,886
Olympus Corp.	335,800	12,303,178
Omron Corp.	747,500	32,538,227
Ono Pharmaceutical Co. Ltd.	8,000	174,491
Oracle Corp.	800	52,038
Oriental Land Co. Ltd.	4,000	271,100
ORIX Corp.	24,900	387,441
Osaka Gas Co. Ltd.	35,000	143,319
Otsuka Corp.	800	49,763
Otsuka Holdings Co. Ltd.	7,130	304,417
Panasonic Corp.	2,924,165	39,842,510
Park24 Co. Ltd.	2,000	50,893
Pigeon Corp.	373,700	13,585,983
Pola Orbis Holdings, Inc.	1,600	42,331
Rakuten, Inc.	1,083,000	12,780,393
Recruit Holdings Co. Ltd.	20,100	345,919
Resona Holdings, Inc.	41,200	227,581
Ricoh Co. Ltd.	13,100	116,048
Rinnai Corp.	700	65,398
Rohm Co. Ltd.	1,700	131,072
Ryohin Keikaku Co. Ltd.	500	125,140
Sankyo Co. Ltd.	600	20,382
Santen Pharmaceutical Co. Ltd.	6,400	86,932
SBI Holdings, Inc.	3,525	47,935
Secom Co. Ltd.	4,200	319,557
Sega Sammy Holdings, Inc.	3,000	40,447
Seibu Holdings, Inc.	3,400	62,997
Seiko Epson Corp.	5,100	113,793
Sekisui Chemical Co. Ltd.	7,800	139,959
Sekisui House Ltd.	1,377,200	24,340,083

	Shares	Value
Seven & i Holdings Co. Ltd.	13,700	565,323
Seven Bank Ltd.	10,500	37,647
Sharp Corp.	28,050	103,973
Shimadzu Corp.	4,500	85,748
Shimamura Co. Ltd.	400	49,037
Shimano, Inc.	88,700	14,083,661
Shimizu Corp.	11,000	116,882
Shin-Etsu Chemical Co. Ltd.	7,095	645,736
Shinsei Bank Ltd.	29,000	50,801
Shionogi & Co. Ltd.	5,500	306,668
Shiseido Co. Ltd.	403,400	14,380,268
Shizuoka Bank Ltd.	9,000	81,624
Showa Shell Sekiyu KK	4,300	39,940
SMC Corp.	47,400	14,489,815
SoftBank Group Corp.	15,200	1,235,610
Sohgo Security Services Co. Ltd.	1,300	58,682
Sompo Holdings, Inc.	100,750	3,910,598
Sony Corp.	293,200	11,183,745
Sony Financial Holdings, Inc.	2,800	47,886
Stanley Electric Co. Ltd.	2,500	75,762
Start Today Co. Ltd.	3,400	83,792
Subaru Corp.	11,400	386,552
Sugi Holdings Co. Ltd.	109,500	5,867,626
Sumitomo Chemical Co. Ltd.	27,300	157,788
Sumitomo Corp.	21,800	284,276
Sumitomo Dainippon Pharma Co. Ltd.	2,800	38,220
Sumitomo Electric Industries Ltd.	1,361,400	21,061,418
Sumitomo Heavy Industries Ltd.	11,000	72,992
Sumitomo Metal Mining Co. Ltd.	9,000	120,295
Sumitomo Mitsui Financial Group, Inc.	1,143,200	44,635,632
Sumitomo Mitsui Trust Holdings, Inc.	814,500	29,256,262
Sumitomo Realty & Development Co. Ltd.	7,000	216,778
Sumitomo Rubber Industries Ltd.	3,500	59,274
Sundrug Co. Ltd.	1,200	44,763
Suntory Beverage & Food Ltd.	2,410	112,019
Suruga Bank Ltd.	456,900	11,112,027
Suzuken Co. Ltd.	1,255	41,777

	Shares	Value
Suzuki Motor Corp.	6,300	300,119
Sysmex Corp.	229,255	13,721,764
T&D Holdings, Inc.	9,700	148,334
Taiheiyo Cement Corp.	20,000	73,141
Taisei Corp.	20,000	182,931
Taisho Pharmaceutical Holdings Co. Ltd.	800	60,956
Taiyo Nippon Sanso Corp.	2,800	31,582
Takashimaya Co. Ltd.	2,630,000	25,090,416
Takeda Pharmaceutical Co. Ltd.	562,400	28,552,472
TDK Corp.	2,400	158,645
Teijin Ltd.	3,300	63,680
Terumo Corp.	6,400	252,537
THK Co. Ltd.	2,100	59,848
Tobu Railway Co. Ltd.	17,000	92,879
Toho Co. Ltd.	2,200	67,848
Toho Gas Co. Ltd.	6,000	43,704
Tohoku Electric Power Co., Inc.	9,500	131,662
Tokio Marine Holdings, Inc.	564,800	23,503,177
Tokyo Electric Power Co., Inc.	27,400	113,117
Tokyo Electron Ltd.	2,900	392,060
Tokyo Gas Co. Ltd.	35,000	182,304
Tokyo Tatemono Co. Ltd.	3,700	48,636
Tokyu Corp.	19,000	145,190
Tokyu Fudosan Holdings Corp.	8,200	48,630
Toppan Printing Co. Ltd.	9,000	98,964
Toray Industries, Inc.	25,900	217,292
Toshiba Corp.	70,000	169,569
Tosoh Corp.	10,000	103,062
TOTO Ltd.	2,400	91,955
Toyo Seikan Group Holdings Ltd.	2,900	49,093
Toyo Suisan Kaisha Ltd.	1,550	59,468
Toyoda Gosei Co. Ltd.	1,200	28,754
Toyota Industries Corp.	3,200	169,249
Toyota Motor Corp.	116,794	6,139,102
Toyota Tsusho Corp.	4,035	121,315
Trend Micro, Inc.	2,200	113,703
Tsuruha Holdings, Inc.	700	74,385

	Shares	Value
Unicharm Corp.	7,500	188,820
United Urban Investment Corp.	52	74,186
USS Co. Ltd.	5,000	99,655
West Japan Railway Co.	55,500	3,926,935
Yahoo Japan Corp.	25,100	109,115
Yakult Honsha Co. Ltd.	1,700	115,877
Yamada Denki Co. Ltd.	10,440	51,908
Yamaguchi Financial Group, Inc.	3,000	36,336
Yamaha Corp.	3,000	103,857
Yamaha Motor Co. Ltd.	957,900	24,856,900
Yamato Holdings Co. Ltd.	6,100	123,925
Yamazaki Baking Co. Ltd.	2,300	45,855
Yaskawa Electric Corp.	4,700	100,073
Yokogawa Electric Corp.	4,500	72,420
Yokohama Rubber Co. Ltd.	2,300	46,366

		875,677,920

Jersey - 0.00% (3)
Randgold Resources Ltd.	1,699	150,763

Jordan - 0.00% (3)
Hikma Pharmaceuticals Plc	2,470	47,305

Luxembourg - 0.01%
ArcelorMittal (1)	11,617	263,510
Eurofins Scientific SE	207	116,791
Millicom International Cellular SA	1,146	67,784
RTL Group SA	793	59,911
SES SA	6,856	160,615
Tenaris SA	8,258	128,938

		797,549

Macau - 0.01%
MGM China Holdings Ltd.	17,600	39,139
Sands China Ltd.	45,600	208,736
Wynn Macau Ltd.	27,600	64,448

		312,323

Malaysia - 0.12%
Public Bank Bhd	1,292,100	6,115,596

Mexico - 0.68%
America Movil SAB de CV - ADR	479,515	7,633,879

	Shares	Value
Fresnillo Plc	4,114	79,749
Grupo Mexico SAB de CV	931,600	2,617,386
Wal-Mart de Mexico SAB de CV	10,737,568	24,896,308

		35,227,322

Netherlands - 4.05%
ABN AMRO Group NV (2)	5,399	143,030
Aegon NV	34,391	176,010
Akzo Nobel NV	203,065	17,660,317
Altice NV - Class A (1)	7,447	171,575
Altice NV - Class B (1)	1,629	37,574
ASML Holding NV	6,902	899,697
Boskalis Westminster	1,892	61,445
Core Laboratories NV	178,764	18,103,430
EXOR NV	1,941	105,325
Gemalto NV	311,928	18,708,549
Heineken Holding NV	1,805	165,447
Heineken NV	4,185	406,928
ING Groep NV	580,726	10,024,960
Koninklijke Ahold Delhaize NV	1,255,778	23,969,380
Koninklijke DSM NV	3,163	230,053
Koninklijke KPN NV	1,871,011	5,988,304
Koninklijke Philips NV	17,261	614,470
Koninklijke Vopak NV	1,614	74,791
NN Group NV	5,613	199,167
NXP Semiconductors NV (1)	6,319	691,615
PostNL NV	6,382,968	29,787,531
QIAGEN NV - Aquis Listed	192,376	6,401,095
QIAGEN NV - NASDAQ Listed	222,419	7,457,704
Randstad Holding NV	2,166	126,280
Royal Dutch Shell Plc	488,053	12,967,003
Royal Dutch Shell Plc - Class A	1,176,557	31,284,619
Royal Dutch Shell Plc - Class B	828,889	22,252,809
Wolters Kluwer NV	5,862	247,922

		208,957,030

New Zealand - 0.01%
Auckland International Airport Ltd.	17,542	91,660
Contact Energy Ltd.	14,350	54,786

	Shares	Value
Fletcher Building Ltd.	12,077	70,722
Mercury NZ Ltd.	11,706	28,480
Meridian Energy Ltd.	24,811	52,903
Ryman Healthcare Ltd.	7,816	47,486
Spark New Zealand Ltd.	32,051	88,808

		434,845

Norway - 0.57%
DNB ASA	1,665,431	28,353,617
Gjensidige Forsikring ASA	3,460	59,062
Marine Harvest ASA	6,708	114,769
Norsk Hydro ASA	25,792	142,733
Orkla ASA	14,255	144,888
Schibsted ASA - Class A	1,352	32,655
Schibsted ASA - Class B	1,677	37,094
Statoil ASA	21,139	350,530
Telenor ASA	13,161	218,344
Yara International ASA	3,785	142,325

		29,596,017

Philippines - 0.08%
Puregold Price Club, Inc.	4,767,700	4,209,295

Portugal - 0.25%
EDP - Energias de Portugal SA	43,400	141,971
Galp Energia SGPS SA	8,062	122,170
Jeronimo Martins SGPS SA	637,904	12,454,321

		12,718,462

Republic of Korea - 1.71%
Amorepacific Corp.	78,949	20,967,808
Hana Financial Group, Inc.	137,171	5,417,227
NAVER Corp.	9,765	7,158,046
POSCO	36,740	9,203,079
Samsung Electronic Co. Ltd.	15,167	31,590,159
Samsung Fire & Marine Insurance Co. Ltd.	56,699	13,956,424

		88,292,743

Russia - 0.56%
Gazprom PJSC - ADR	1,453,474	5,756,736
Magnit PJSC - GDR	153,732	5,224,223
Yandex NV (1)	684,679	17,965,977

	Shares	Value

		28,946,936

Singapore - 1.84%
Ascendas Real Estate Investment Trust	49,500	93,790
CapitaLand Commercial Trust	36,600	44,111
CapitaLand Ltd.	45,900	116,633
CapitaLand Mall Trust	68,200	97,808
City Developments Ltd.	10,100	78,675
ComfortDelGro Corp. Ltd.	36,500	60,966
DBS Group Holdings Ltd.	1,769,500	26,632,351
Genting Singapore Plc	102,400	80,677
Global Logistic Properties Ltd.	49,700	103,250
Golden Agri-Resources Ltd.	166,500	45,351
Hutchison Port Holdings Trust	108,900	46,788
Jardine Cycle & Carriage Ltd.	1,700	54,734
Keppel Corp. Ltd.	26,500	121,017
Oversea-Chinese Banking Corp. Ltd.	57,400	449,634
SATS Ltd.	11,300	41,919
Sembcorp Industries Ltd.	17,300	38,675
Singapore Airlines Ltd.	9,300	68,348
Singapore Exchange Ltd.	13,800	73,547
Singapore Press Holdings Ltd.	9,865	23,146
Singapore Technologies Engineering Ltd.	28,600	76,406
Singapore Telecommunications Ltd.	6,086,800	17,189,614
StarHub Ltd.	11,000	21,733
Suntec Real Estate Investment Trust	45,900	62,293
United Overseas Bank Ltd.	2,496,726	41,916,633
UOL Group Ltd.	8,719	48,377
Wilmar International Ltd.	2,996,000	7,287,319

		94,873,795

South Africa - 0.72%
Clicks Group Ltd.	1,122,616	11,998,087
Investec Plc	11,596	86,645
Mediclinic International Plc	6,972	67,441
Mondi Plc	6,916	181,351
Naspers Ltd.	127,029	25,016,180

		37,349,704

Spain - 3.54%

	Shares	Value
Abertis Infraestructuras SA	14,273	264,572
ACS Actividades Co.	4,705	181,914
Aena SA (2)	78,815	15,390,584
Amadeus IT Group SA	7,972	476,533
Banco Bilbao Vizcaya Argentaria SA	3,615,089	30,113,571
Banco de Sabadell SA	101,706	206,927
Banco Santander	1,848,951	12,276,839
Bankia SA	1,085,949	5,252,472
Bankinter SA	14,827	136,779
CaixaBank SA	1,724,836	8,245,384
Distribuidora Internacional de Alimentacion SA	1,395,988	8,711,513
Enagas SA	608	17,063
Endesa SA	7,025	162,057
Ferrovial SA	9,558	212,314
Gamesa Corp. Technologica SA	4,169	89,198
Gas Natural SDG SA	7,593	177,741
Grifols SA	5,705	159,062
Iberdrola SA	3,277,914	25,975,628
Industria de Diseno Textil SA	691,179	26,544,786
Mapfre SA	25,683	89,896
Red Electrica Corp. SA	2,381	49,812
Repsol SA	21,888	335,567
Telefonica SA	4,634,020	47,969,697

		183,039,909

Sweden - 2.12%
Alfa Laval AB	5,052	103,402
Assa Abloy AB	18,208	401,331
Atlas Copco AB - Class A	986,018	37,914,151
Atlas Copco AB - Class B	7,085	244,891
Boliden AB	4,860	132,848
Electrolux AB	4,207	137,953
Essity AB (1)	11,519	315,160
Getinge AB	3,412	66,828
Hennes & Mauritz AB	17,809	444,015
Hexagon AB	4,670	221,870
Husqvarna AB - Class B	7,966	79,184
ICA Gruppen AB	1,553	57,852

	Shares	Value
Industrivarden AB	3,403	81,637
Investor AB	335,510	16,187,194
Kinnevik AB	4,558	139,735
L E Lundbergforetagen AB	669	52,844
Lundin Petroleum AB (1)	3,767	72,605
Nordea Bank AB	56,071	714,145
Sandvik AB	20,629	324,788
Securitas AB	6,178	104,201
Skandinaviska Enskilda Banken AB	27,860	337,291
Skanska AB	6,716	159,478
SKF AB	7,147	145,130
Svenska Handelsbanken AB	1,257,434	18,009,128
Swedbank AB	17,079	416,828
Swedish Match AB	3,511	123,695
Tele2 AB	6,851	71,796
Telefonaktiebolaget LM Ericsson - Class B	505,118	3,631,864
TeliaSonera AB	6,125,485	28,229,855
Volvo AB	27,986	477,263

		109,398,962

Switzerland - 8.50%
ABB Ltd.	1,195,580	29,675,626
Adecco SA	336,794	25,657,709
Baloise Holding AG	872	135,073
Barry Callebaut AG	44	60,567
Chocoladefabriken Lindt & Spruengli AG	18	104,370
Chocoladefabriken Lindt & Spruengli AG - REG	2	139,457
Chubb Ltd.	223,381	32,475,130
Cie Financiere Richemont SA	157,543	13,036,501
Coca-Cola HBC AG	3,121	91,786
Credit Suisse Group AG	595,201	8,660,764
Dufry AG (1)	617	101,256
EMS-Chemie Holding AG	150	110,761
Geberit AG	723	337,612
Givaudan SA	169	338,642
Glencore Plc	222,534	833,890
Julius Baer Group Ltd.	4,045	213,722
Kuehne & Nagel International AG	1,175	196,441

	Shares	Value
LafargeHolcim Ltd.	8,246	473,923
Lonza Group AG	1,352	292,865
Nestle SA	1,041,117	90,803,807
Novartis AG	882,668	73,726,264
Novartis AG - Sponsored ADR	232,215	19,382,986
Pargesa Holding SA	678	51,660
Partners Group Holding AG	306	189,999
Roche Holding AG	239,958	61,312,850
Schindler Holding AG - Participation Certificate	75,065	15,914,751
Schindler Holding AG	381	79,194
SGS SA	8,760	21,240,251
Sika AG	39	250,385
Sonova Holding AG	956	155,516
STMicroelectronics NV	13,014	187,135
Straumann Holding AG	167	95,102
Swatch Group AG - BR	23,516	8,697,730
Swatch Group AG - REG	975	71,225
Swiss Life Holding AG	600	202,963
Swiss Prime Site	1,282	116,560
Swiss Re AG	6,128	561,587
Swisscom AG	499	241,167
UBS Group AG	564,311	9,596,609
Vifor Pharma AG	946	104,493
Wolseley Plc	4,512	276,938
Zurich Insurance Group AG	77,796	22,704,683

		438,899,950

Taiwan - 1.99%
Delta Electronics, Inc. - GDR	383,142	10,485,292
Hon Hai Precision Industry Co. Ltd.	734,000	2,821,490
Hon Hai Precision Industry Co. Ltd. - GDR	1,668,594	12,866,852
Taiwan Semiconductor Manufacturing Co. Ltd.	2,291,000	15,652,601
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,741,915	60,897,348

		102,723,583

Thailand - 0.61%
Bangkok Bank Plc	4,520,000	24,596,788
Thai Beverage Plc	10,980,600	7,178,118

		31,774,906

	Shares	Value
United Kingdom - 14.07%
3I Group Plc	18,497	217,480
Aberdeen Asset Management Plc	15,974	62,892
Admiral Group Plc	3,994	104,223
Amec Foster Wheeler Plc	366,968	2,235,382
Anglo American Plc (1)	24,500	327,315
Ashtead Group Plc	9,230	190,994
ASOS Plc (1)	192,725	14,425,537
Associated British Foods Plc	6,939	265,538
AstraZeneca Plc	505,920	33,888,482
Auto Trader Group (2)	2,713,802	13,437,074
Aviva Plc	959,824	6,583,823
Babcock International Group Plc	4,920	56,420
BAE Systems Plc	58,057	479,279
Barclays Plc	2,220,893	5,873,787
Barratt Developments Plc	17,613	129,355
Berkeley Group Holdings Plc	2,449	102,980
BP Plc	10,810,377	62,399,690
British American Tobacco Plc	34,406	2,344,537
British Land Co. Plc	17,747	140,105
BT Group Plc	157,817	606,848
Bunzl Plc	6,127	182,661
Burberry Group Plc	457,272	9,894,827
Capita Plc	1,397,926	12,597,488
Centrica Plc	99,950	260,596
CNH Industrial NV	19,438	220,442
Cobham Plc	49,119	82,950
Coca-Cola European Partners Plc	3,923	158,949
Compass Group Plc	1,375,739	29,038,643
ConvaTec Group Plc (1)(2)	20,475	85,124
Croda International Plc	2,400	121,543
Diageo Plc	559,401	16,531,376
Direct Line Insurance Group Plc	23,009	106,544
Dixons Carphone Plc	19,315	71,402
easyJet Plc	2,897	51,321
Experian Plc	1,349,356	27,692,761
Fiat Chrysler Automobiles NV (1)	19,907	210,309

	Shares	Value
G4S Plc	27,132	115,391
GKN Plc	29,986	127,369
GlaxoSmithKline Plc	1,443,736	30,733,341
Hammerson Plc	13,234	99,016
Hargreaves Lansdown Plc	1,149,500	19,492,563
Howden Joinery Group Plc	1,045,940	5,548,527
HSBC Holdings Plc	3,771,843	35,010,296
Imagination Technologies Group Plc (1)	1,686,206	3,365,692
IMI Plc	4,320	67,285
Imperial Tobacco Group Plc	99,571	4,474,461
Inmarsat Plc	7,906	79,291
InterContinental Hotels Group Plc	3,190	177,153
International Consolidated Airlines Group SA	12,916	102,622
Intertek Group Plc	207,831	11,417,309
Intu Properties Plc	15,880	55,690
ITV Plc	69,493	164,496
J Sainsbury Plc	28,341	92,961
John Wood Group Plc	696,476	5,819,220
Johnson Matthey Plc	324,803	12,156,343
Jupiter Fund Management Plc	1,553,756	10,219,371
Kingfisher Plc	8,330,005	32,628,106
Land Securities Group Plc	14,879	196,443
Legal & General Group Plc	112,227	377,646
Liberty Global Plc - Class A (1)	236,035	7,581,444
Lloyds Banking Group Plc	29,040,802	25,026,803
London Stock Exchange Group Plc	5,837	277,653
Marks & Spencer Group Plc	28,827	125,113
Meggitt Plc	13,091	81,345
Merlin Entertainments Plc (2)	13,323	83,401
National Grid Plc	1,154,704	14,307,415
Next Plc	2,590	130,081
Old Mutual Plc	92,520	233,418
Pearson Plc	15,091	135,879
Persimmon Plc	5,396	157,599
Petrofac Ltd.	6,744	38,778
Provident Financial Plc	2,605	82,622
Prudential Plc	47,583	1,092,215

	Shares	Value
Reckitt Benckiser Group Plc	339,064	34,372,151
RELX NV	17,635	363,578
RELX Plc	19,605	423,803
Rightmove Plc	320,911	17,757,181
Rio Tinto Ltd.	8,145	395,835
Rio Tinto Plc	22,788	965,118
Rolls-Royce Holdings Plc (1)	30,207	350,361
Royal Bank of Scotland Group Plc (1)	9,984,081	32,215,729
Royal Mail Plc	15,467	84,847
RSA Insurance Group Plc	260,143	2,086,828
Sage Group Plc	20,108	180,188
Schroders Plc	2,203	89,081
Segro Plc	17,686	112,727
Severn Trent Plc	4,144	117,808
Sky Plc	19,041	246,604
Smith & Nephew Plc	16,243	280,494
Smiths Group Plc	6,953	144,567
SSE Plc	18,853	356,725
St James’s Place Plc	9,491	146,291
Standard Chartered Plc (1)	829,851	8,404,948
Standard Life Plc	37,834	196,738
Tate & Lyle Plc	7,792	67,155
Taylor Wimpey Plc	62,713	144,018
Tesco Plc (1)	31,235,678	68,769,793
Travis Perkins Plc	678,913	12,870,154
Unilever NV	101,193	5,586,047
Unilever Plc	408,650	22,115,381
Unilever Plc - ADR	368,310	19,932,937
United Utilities Group Plc	12,841	145,153
Vodafone Group Plc	3,981,629	11,307,701
Weir Group Plc	541,540	12,222,531
Whitbread Plc	3,279	169,457
Willis Towers Watson Plc	34,000	4,945,640
WM Morrison Supermarkets Plc	43,276	135,924
Worldpay Group Plc (2)	36,655	150,301
WPP Plc	262,513	5,527,681

		726,434,510

	Shares	Value
United States - 1.45%
Amdocs Ltd.	264,387	17,042,386
Carnival Plc	3,526	233,153
Mettler-Toledo International, Inc. (1)	37,013	21,783,631
Mylan (1)	257,148	9,982,485
News Corp. - Class A	371,776	5,093,331
Schlumberger Ltd.	301,350	19,840,884
Shire Plc	16,741	923,086

		74,898,956

Total Common Stocks (Cost $4,458,825,626)		$4,894,712,145

Preferred Stocks - 0.23%
Germany - 0.23%
Bayer Motoren Werke AG	873	$72,045
Fuchs Petrolub SE	1,139	62,079
Henkel AG & Co. KGaA	3,270	450,913
Porsche Automobil Holding SE	2,796	157,335
Schaeffler AG	2,720	39,022
Volkswagen AG	71,705	10,953,374

Total Preferred Stocks (Cost $10,395,811)		$11,734,768

SHORT-TERM INVESTMENTS - 4.22%
Money Market Funds - 4.22%
Goldman Sachs Financial Square Government Fund - Class I, 0.86% (4)	108,847,557	$108,847,557
JPMorgan U.S. Government Money Market Fund - Class I, 0.85% (4)	108,847,557	108,847,557

Total Short-Term Investments (Cost $217,695,114)		$217,695,114

TOTAL INVESTMENTS IN SECURITIES - 99.24%
(Cost $4,686,916,551)		$5,124,142,027
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.76%		39,430,933

TOTAL NET ASSETS - 100.00%		$5,163,572,960

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

GDR	Global Depositary Receipt
(1)	Non-income producing security.

(2)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $52,232,220, which represents 1.01% of total net assets.
(3)	Amount less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of the Bridge Builder Core Bond Fund Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (each an individual Fund of the Bridge Builder Trust, hereafter referred to as the “Funds”) as of June 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended (or for Bridge Builder Core Plus Bond Fund, for the year ended June 30, 2017 and for the period July 13, 2015 (inception date) through June 30, 2016, and for Bridge Builder Municipal Bond Fund, for the year ended June 30, 2017 and for the period September 14, 2015 (inception date) through June 30, 2016, and for Bridge Builder International Equity Fund, for the year ended June 30, 2017 and for the period July 6, 2015 (inception date) through June 30, 2016) and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinions.

August 25, 2017

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606
T:(312) 298 2000 , F:(312) 298 2001, www.pwc.com/us

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridge Builder Trust

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date	8/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date	8/25/2017

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date	8/25/2017

*	Print the name and title of each signing officer under his or her signature.